UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2011

Item 1. Report to Stockholders.

CLASSIC PROFUNDS
	Investor Class	Service Class
Bull	BLPIX	BLPSX
Mid-Cap	MDPIX	MDPSX
Small-Cap	SLPIX	SLPSX
NASDAQ-100	OTPIX	OTPSX
Large-Cap Value	LVPIX	LVPSX
Large-Cap Growth	LGPIX	LGPSX
Mid-Cap Value	MLPIX	MLPSX
Mid-Cap Growth	MGPIX	MGPSX
Small-Cap Value	SVPIX	SVPSX
Small-Cap Growth	SGPIX	SGPSX
Europe 30	UEPIX	UEPSK
ULTRA PROFUNDS
UltraBull	ULPIX	ULPSX
UltraMid-Cap	UMPIX	UMPSX
UltraSmall-Cap	UAPIX	UAPSX
UltraDow 30	UDPIX	UDPSX
UltraNASDAQ-100	UOPIX	UOPSX
UltraInternational	UNPIX	UNPSX
UltraEmerging Markets	UUPIX	UUPSX
UltraLatin America	UBPIX	UBPSX
UltraChina	UGPIX	UGPSX
UltraJapan	UJPIX	UJPSX
INVERSE PROFUNDS
Bear	BRPIX	BRPSX
Short Small-Cap	SHPIX	SHPSX
Short NASDAQ-100	SOPIX	SOPSX
UltraBear	URPIX	URPSX
UltraShort Mid-Cap	UIPIX	UIPSX
UltraShort Small-Cap	UCPIX	UCPSX
UltraShort Dow 30	UWPIX	UWPSX
UltraShort NASDAQ-100	USPIX	USPSX
UltraShort International	UXPIX	UXPSX
UltraShort Emerging Markets	UVPIX	UVPSX
UltraShort Latin America	UFPIX	UFPSX
UltraShort China	UHPIX	UHPXS
UltraShort Japan	UKPIX	UKPSX
ULTRASECTOR PROFUNDS
	Investor Class	Service Class
Banks	BKPIX	BKPSX
Basic Materials	BMPIX	BMPSX
Biotechnology	BIPIX	BIPSX
Consumer Goods	CNPIX	CNPSX
Consumer Services	CYPIX	CYPSX
Financials	FNPIX	FNPSX
Health Care	HCPIX	HCPSX
Industrials	IDPIX	IDPSX
Internet	INPIX	INPSX
Mobile Telecommunications	WCPIX	WCPSX
Oil & Gas	ENPIX	ENPSX
Oil Equipment, Services & Distribution	OEPIX	OEPSX
Pharmaceuticals	PHPIX	PHPSX
Precious Metals	PMPIX	PMPSX
Real Estate	REPIX	REPSX
Semiconductor	SMPIX	SMPSX
Technology	TEPIX	TEPSX
Telecommunications	TCPIX	TCPSX
Utilities	UTPIX	UTPSX
INVERSE SECTOR PROFUNDS
Short Oil & Gas	SNPIX	SNPSX
Short Precious Metals	SPPIX	SPPSX
Short Real Estate	SRPIX	SRPSX
NON-EQUITY PROFUNDS
U.S. Government Plus	GVPIX	GVPSX
Rising Rates Opportunity 10	RTPIX	RTPSX
Rising Rates Opportunity	RRPIX	RRPSX
Rising U.S. Dollar	RDPIX	RDPSX
Falling U.S. Dollar	FDPIX	FDPSX

JULY 31, 2011

Annual Report

Table of Contents

I	Message from the Chairman

III	Management Discussion of Fund Performance

1	Expense Examples

Schedules of Portfolio Investments

10	Bull ProFund

12	Mid-Cap ProFund

17	Small-Cap ProFund

19	NASDAQ-100 ProFund

21	Large-Cap Value ProFund

25	Large-Cap Growth ProFund

29	Mid-Cap Value ProFund

33	Mid-Cap Growth ProFund

36	Small-Cap Value ProFund

41	Small-Cap Growth ProFund

45	Europe 30 ProFund

46	UltraBull ProFund

48	UltraMid-Cap ProFund

53	UltraSmall-Cap ProFund

55	UltraDow 30 ProFund

56	UltraNASDAQ-100 ProFund

58	UltraInternational ProFund

59	UltraEmerging Markets ProFund

61	UltraLatin America ProFund

63	UltraChina ProFund

65	UltraJapan ProFund

66	Bear ProFund

67	Short Small-Cap ProFund

68	Short NASDAQ-100 ProFund

69	UltraBear ProFund

70	UltraShort Mid-Cap ProFund

71	UltraShort Small-Cap ProFund

72	UltraShort Dow 30 ProFund

73	UltraShort NASDAQ-100 ProFund

74	UltraShort International ProFund

75	UltraShort Emerging Markets ProFund

76	UltraShort Latin America ProFund

77	UltraShort China ProFund

78	UltraShort Japan ProFund

79	Banks UltraSector ProFund

81	Basic Materials UltraSector ProFund

83	Biotechnology UltraSector ProFund

84	Consumer Goods UltraSector ProFund

86	Consumer Services UltraSector ProFund

89	Financials UltraSector ProFund

92	Health Care UltraSector ProFund

94	Industrials UltraSector ProFund

97	Internet UltraSector ProFund

98	Mobile Telecommunications UltraSector ProFund

99	Oil & Gas UltraSector ProFund

101	Oil Equipment, Services & Distribution UltraSector ProFund

102	Pharmaceuticals UltraSector ProFund

103	Precious Metals UltraSector ProFund

104	Real Estate UltraSector ProFund

106	Semiconductor UltraSector ProFund

107	Technology UltraSector ProFund

109	Telecommunications UltraSector ProFund

110	Utilities UltraSector ProFund

112	Short Oil & Gas ProFund

113	Short Precious Metals ProFund

114	Short Real Estate ProFund

115	U.S. Government Plus ProFund

116	Rising Rates Opportunity 10 ProFund

117	Rising Rates Opportunity ProFund

118	Rising U.S. Dollar ProFund

120	Falling U.S. Dollar ProFund

123	Statements of Assets and Liabilities

137	Statements of Operations

151	Statements of Changes in Net Assets

177	Financial Highlights

209	Notes to Financial Statements

236	Report of Independent Registered Public Accounting Firm

237	Trustees and Officers

Receive investor materials electronically:

Shareholders may sign up for electronic delivery of investor materials. By doing so, you will receive the information faster and help us reduce the impact on the environment of providing these materials. To enroll in electronic delivery,

1.  Go to www.icsdelivery.com

2.  Select the first letter of your brokerage firm's name.

3.  From the list that follows, select your brokerage firm. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm.

4.  Complete the information requested, including the e-mail address where you would like to receive notifications for electronic documents.

Your information will be kept confidential and will not be used for any purpose other than electronic delivery. If you change your mind, you can cancel electronic delivery at any time and revert to physical delivery of your materials. Just go to www.icsdelivery.com, perform the first three steps above, and follow the instructions for cancelling electronic delivery. If you have any questions, please contact your brokerage firm.

Message from the Chairman

Dear Shareholder:

I am pleased to present the ProFunds Annual Report for the fiscal year ended July 31, 2011.

Equity Markets Lose Momentum

Equity markets became unsettled as ProFunds' fiscal year came to a close. While the S&P 500® was up 19.7% for the period, this performance was attributable almost entirely to the last five months of 2010. A similar point can be made for mid-cap and small-cap stocks: The S&P MidCap 400® and Russell 2000® Index gained 25.8% and 23.9%, respectively for the fiscal year, the bulk of these returns occurring in 2010.

All ten sector indexes gained for the funds' fiscal year, as measured by the Dow Jones U.S. Industry IndexesSM. Oil and Gas and Basic Materials were the strongest performers, up 43.6% and 31.4%, respectively, while Financials were the weakest, up only 4.9%.

Foreign equity markets also performed well across the board, but again, a large part of this positive performance came in 2010. For the fiscal year ended July 31, 2011, the MSCI All Country World Index ex USA returned 17.8%, the MSCI Europe Index gained 18.4% and the MSCI Emerging Market Index gained 17.8%. The MSCI Japan Index had somewhat weaker returns at 13.2%, having sustained losses in 2011 due to the devastating earthquake and tsunami.

The U.S. dollar declined 9.4% against the basket of major currencies that comprise the U.S. Dollar index. U.S. dollar weakness boosted the dollar-equivalent returns of foreign markets, most notably Europe and Japan.

Fixed-Income Markets Resilient

U.S. fixed-income markets continued to rise, reflecting the effects of low interest rates, the Federal Reserve Board's second Quantitative Easing Program (QE2), and stalling economic growth. The Barclays Capital U.S. Aggregate Bond Index® gained 4.4% for the funds' fiscal year. Corporate credit markets were the best performers, as reflected by the Markit iBoxx® $ Liquid Investment Grade Index, up 7.1%, and the Markit iBoxx® $ Liquid High Yield Index, up 11.8%. U.S. Treasurys, as measured by the Ryan Labs Treasury 2, 5, 10 and 30 Year Indexes, rose 1.4%, 4.8%, 4.6% and 1.0%, respectively.

Whether you are bullish or bearish, ProFunds provides valuable tools that can help you express your view and manage risk in almost any market environment. To learn more, please visit us at profunds.com.

We appreciate your trust and confidence in ProFunds.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

I

This Page Intentionally Left Blank

Management Discussion of Fund Performance

Investment Strategies and Techniques:

Each ProFund (each a "Fund" and collectively, the "Funds")1 is designed to seek daily investment results that, before fees and expenses, correspond to the performance of a daily benchmark such as the daily performance or multiple (e.g., 1.25x, 1.5x or 2x), inverse (-1x) or inverse multiple (e.g., -1.25x or -2x) of the daily performance of an index or security. ProFund Advisors LLC ("PFA"), the Funds' investment advisor, uses a mathematical approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its daily benchmark.2

Each Geared Fund, those other than the Classic ProFunds and Falling U.S. Dollar ProFund, seeks investment results for a single day only, measured from the time the Fund calculates its Net Asset Value ("NAV") to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for a period longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the Fund's stated multiple times the return of the Fund's benchmark for that period. During periods of higher market volatility, the volatility of a Fund's benchmark may affect the Fund's return as much as or more than the return of the benchmark.

PFA does not invest the assets of the Funds in securities or financial instruments based on its view of the investment merit of a particular security, instrument, or company, other than for cash management purposes. In addition, PFA does not conduct conventional research or analysis (other than determining counterparty creditworthiness); forecast stock market movements; trends or market conditions; or take defensive positions in managing assets of the Funds.

The Funds use investment techniques that may be considered aggressive, including the use of swap agreements, futures contracts, forward contracts, and similar instruments ("derivatives"). The use of these investment techniques exposes the Funds to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in a Fund's benchmark, including credit or counterparty risk on the amount the Fund expects to receive from a derivatives counterparty. If a counterparty becomes bankrupt, or otherwise fails to perform on its obligations, the value of your investment in the Fund may decline. The Funds have sought to mitigate these risks by generally requiring derivatives counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the Fund, subject to certain minimum thresholds. The Funds typically only enter into derivatives with counterparties that PFA has determined to be large, well capitalized and well established financial institutions.

Factors that materially affected the performance of each Fund during the year ended July 31, 20113:

•  Primary factors affecting Fund performance include the following: the total return of the benchmark; the volatility of the benchmark; financing rates paid or earned by the Fund associated with cash and derivative positions utilized in obtaining leveraged, inverse or inverse leveraged exposure to the benchmark; and fees, expenses, and transaction costs.

•  Benchmark Performance: The performance of each Fund's benchmark and, in turn, the factors and market conditions affecting that benchmark are the principal factors driving fund performance.4

•  Compounding of Daily Returns and Volatility: Each Geared Fund seeks to return a multiple (e.g., 1.25x, 1.5x or 2x), the inverse (-1x) or an inverse multiple (e.g., -1.25x or -2x) of its benchmark return for a single day only. The return of a Geared Fund for a period longer than one day is the result of its return for each day compounded over the period and thus is likely to differ from the Geared Fund's multiple times the return of the Geared Fund's benchmark for the period. Compounding is a universal mathematical concept that applies to all investments, but has a magnified effect on leveraged, inverse and inverse leveraged funds. When held for longer than one day, compounding can improve returns (i.e., increase returns or decrease losses) in trending low volatility markets as compared to the index returns times the Fund multiple. In more volatile periods, compounding commonly reduces returns or increases losses over periods greater than one day as compared to the benchmark return times the Fund multiple. The magnitude of such differences attributable to compounding is a mathematical function of the following factors: length of holding period, the fund multiple and whether the fund multiple is positive or inverse, benchmark volatility and magnitude of benchmark return (whether negative or positive). Longer holding periods, larger fund multiples and having an inverse objective will generally contribute to larger deviations over time. Higher (lower) volatilities and smaller (larger) magnitudes of benchmark return will generally contribute to more adverse (beneficial) deviations.

1  Other than Money Market ProFund, which is not discussed herein.

2  A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, UltraNASDAQ-100 ProFund has a benchmark of twice (2x) the daily return of the NASDAQ-100 Index.

3  Past performance is not a guarantee of future results.

4  Unlike the ProFunds, indexes that may serve as benchmarks for the Funds do not actually hold a portfolio of securities and/or financial instruments. Indexes do not incur fees, expenses and transaction costs. Fees, expenses and transaction costs incurred by the ProFunds negatively impact the performance of the ProFunds. Performance for each ProFund will generally differ from the Fund's benchmark performance.

IV :: Management Discussion of Fund Performance (unaudited)

Daily volatility for the U.S. equity markets lessened significantly from a year ago. For example, the volatility for the S&P 500 for the year ended July 31, 2011, was 13.7%, which was considerably lower than the prior year's volatility of 18.7%. The volatility of each benchmark is shown below.

Underlying Benchmark	One Year Return(a)	One Year Benchmark Volatility
Dow Jones U.S. Oil Equipment, Services & Distribution Index	58.00%	24.41%
Dow Jones Precious Metals Index	20.17%	23.94%
S&P SmallCap 600 Value Index	20.17%	22.85%
Dow Jones U.S. Banks Index	-5.96%	22.84%
Nikkei 225 Stock Average	17.72%	22.73%
Dow Jones U.S. Semiconductors Index	15.66%	21.16%
Dow Jones U.S. Basic Materials Index	31.38%	20.65%
Russell 2000 Index	23.91%	19.92%
ProFunds Europe 30 Index	14.89%	19.92%
S&P SmallCap 600 Growth Index	30.23%	19.58%
Bank of New York Mellon China Select ADR Index	15.23%	19.34%
Dow Jones U.S. Oil & Gas Index	43.56%	19.26%
Dow Jones U.S. Mobile Telecommunications Index	8.34%	19.08%
Dow Jones Internet Composite Index	37.47%	18.96%
Bank of New York Mellon Latin America 35 ADR Index	12.31%	18.90%
Dow Jones U.S. Financials Index	4.86%	18.11%
Bank of New York Mellon Emerging Markets 50 ADR Index	9.94%	18.08%
Dow Jones U.S. Real Estate Index	21.84%	17.66%
Dow Jones U.S. Industrials Index	19.35%	16.90%
S&P MidCap 400 Growth Index	31.97%	16.36%
MSCI EAFE Index	17.70%	16.36%
S&P MidCap 400 Value Index	19.86%	16.18%
Dow Jones U.S. Technology Index	19.22%	16.17%
S&P MidCap 400	25.76%	16.12%
NASDAQ-100 Index	27.78%	15.72%
Ryan Labs 30 Year Treasury Index	0.98%	15.34%
Dow Jones U.S. Biotechnology Index	19.38%	14.71%
S&P 500 Value Index	15.22%	14.01%
Dow Jones U.S. Consumer Services Index	26.98%	13.89%
S&P 500 Growth Index	24.20%	13.70%
S&P 500	19.65%	13.65%
Dow Jones U.S. Telecommunications Index	19.69%	12.53%
Dow Jones Industrial Average	19.09%	12.26%
Dow Jones U.S. Health Care Index	22.85%	12.10%
Dow Jones U.S. Pharmaceuticals Index	18.60%	11.39%
Dow Jones U.S. Consumer Goods Index	21.11%	10.75%
Dow Jones U.S. Utilities Index	15.74%	10.60%
U.S. Dollar Index	-9.49%	8.53%
Ryan Labs 10 Year Treasury Index	4.61%	8.42%

(a)  The benchmark returns presented account for the theoretical reinvestment of dividends in the benchmark (excluding the ProFunds Europe 30 Index and the U.S. Dollar Index).

•  Cost of Obtaining Leverage and Inverse Exposure: The performance of Funds with an investment objective that is a positive multiple of a benchmark was generally negatively impacted by costs associated with leveraged investment techniques. Similarly, certain Inverse Funds, primarily those benchmarked to International and Treasury indexes, were negatively impacted due to unfavorable financing rates. The performance impact associated with obtaining leveraged, inverse or inverse leveraged exposure varied over the period.

  One week Libor, (the most common benchmark financing rate for the Funds) was 0.29% at the beginning of the period and lessened to 0.16% at the end of the period. Each Ultra Fund essentially pays one times this rate plus a spread, while each Short Fund (including Bear ProFund) and UltraShort Fund (including UltraBear ProFund) essentially receives two and three times this rate plus a spread, respectively.

•  Stock Dividends and Bond Income: The performance of Funds with an investment objective that is a positive multiple of a benchmark was positively impacted by effectively capturing a multiple of the dividend or income yield associated with the benchmark. Inverse Funds were negatively impacted by virtue of effectively paying out a multiple of the dividend or income yield associated with the benchmark.

Management Discussion of Fund Performance (unaudited) :: V

•  Fees, Expenses and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Daily repositioning of each Fund's portfolio to maintain exposure consistent with its investment objective, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds' expense ratio. Transaction costs are generally higher for Funds whose benchmarks are more volatile, have a larger daily multiple, have inverse or inverse multiples and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other funds' benchmarks.

VI :: Management Discussion of Fund Performance (unaudited)

Bull ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P 500® (the "Index"). For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 17.01%. For the same period, the Index had a total return of 19.65%1 and a volatility of 13.65%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITs selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Bull ProFund from July 31, 2001 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Ten Year
Investor	17.01%	0.65%	0.49%
Service	15.86%	-0.35%	-0.48%
S&P 500	19.65%	2.40%	2.61%

Expense Ratios**

Fund	Gross	Net
Investor	1.70%	1.70%
Service	2.70%	2.70%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	29%
Futures Contracts	24%
Swap Agreements	47%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	1.0%
Apple Computer, Inc.	0.9%
International Business Machines Corp.	0.6%
Chevron Corp.	0.5%
Microsoft Corp.	0.5%

S&P 500 – Composition

% of Index
Consumer Non-Cyclical	22%
Financial	15%
Technology	14%
Energy	13%
Communications	11%
Industrial	11%
Consumer Cyclical	8%
Basic Materials	3%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Bull ProFund :: VII

Mid-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P MidCap 400® (the "Index"). For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 23.35%. For the same period, the Index had a total return of 25.76%1 and a volatility of 16.12%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Mid-Cap ProFund from September 4, 2001 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	23.35%	3.99%	5.48%
Service	22.14%	2.94%	4.50%
S&P MidCap 400	25.76%	6.44%	8.18%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.73%
Service	2.78%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	35%
Futures Contracts	25%
Swap Agreements	40%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Green Mountain Coffee Roasters, Inc.	0.4%
Vertex Pharmaceuticals, Inc.	0.3%
BorgWarner, Inc.	0.3%
Lubrizol Corp.	0.3%
Dollar Tree, Inc.	0.3%

S&P MidCap 400 – Composition

% of Index
Consumer Non-Cyclical	20%
Financial	18%
Industrial	18%
Consumer Cyclical	13%
Technology	9%
Energy	7%
Utilities	6%
Basic Materials	5%
Communications	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

VIII :: Mid-Cap ProFund :: Management Discussion of Fund Performance

Small-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Russell 2000® Index (the "Index"). For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 22.23%. For the same period, the Index had a total return of 23.91%1 and a volatility of 19.92%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Small-Cap ProFund from September 4, 2001 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	22.23%	2.26%	4.74%
Service	20.93%	1.23%	3.67%
Russell 2000 Index	23.91%	4.00%	6.94%

Expense Ratios**

Fund	Gross	Net
Investor	1.79%	1.73%
Service	2.79%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	63%
Futures Contracts	4%
Swap Agreements	33%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
InterDigital, Inc.	0.2%
Complete Production Services, Inc.	0.2%
Rosetta Resources, Inc.	0.2%
World Fuel Services Corp.	0.2%
HealthSpring, Inc.	0.2%

Russell 2000 Index – Composition

% of Index
Consumer Non-Cyclical	21%
Financial	20%
Consumer Cyclical	14%
Industrial	14%
Technology	10%
Communications	7%
Energy	7%
Basic Materials	4%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Small-Cap ProFund :: IX

NASDAQ-100 ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the NASDAQ-100® Index (the "Index"). For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 25.21%. For the same period, the Index had a total return of 27.78%1 and a volatility of 15.72%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and "seasoning" requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended July 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the NASDAQ-100 ProFund from July 31, 2001 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Ten Year
Investor	25.21%	8.27%	2.32%
Service	24.03%	7.20%	1.30%
NASDAQ-100 Index	27.78%	10.09%	3.91%

Expense Ratios**

Fund	Gross	Net
Investor	1.61%	1.61%
Service	2.61%	2.61%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	35%
Futures Contracts	5%
Swap Agreements	61%
Total Exposure	101%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	4.9%
Microsoft Corp.	3.1%
Oracle Corp.	2.1%
Google, Inc. - Class A	2.1%
Intel Corp.	1.6%

NASDAQ-100 Index – Composition

% of Index
Technology	46%
Communications	31%
Consumer Non-Cyclical	14%
Consumer Cyclical	7%
Industrial	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

X :: NASDAQ-100 ProFund :: Management Discussion of Fund Performance

Large-Cap Value ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P 500 Value Index (the "Index"). For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 13.01%. For the same period, the Index had a total return of 15.22%1 and a volatility of 14.01%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a market capitalization-weighted index comprised of the stocks in the S&P 500 that have value characteristics, based on the Index provider's methodology for ranking value and growth stocks.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Large-Cap Value ProFund from October 1, 2002 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	13.01%	-2.33%	4.40%
Service	11.90%	-3.30%	3.38%
S&P 500 Value Index[3]	15.22%	-0.27%	6.94%

Expense Ratios**

Fund	Gross	Net
Investor	2.23%	1.73%
Service	3.23%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	7.0%
Chevron Corp.	3.7%
General Electric Co.	3.4%
J.P. Morgan Chase & Co.	2.9%
Pfizer, Inc.	2.7%

S&P 500 Value Index – Composition

% of Index
Financial	26%
Energy	19%
Consumer Non-Cyclical	16%
Industrial	11%
Consumer Cyclical	8%
Communications	7%
Utilities	6%
Technology	4%
Basic Materials	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3  Prior to December 19, 2005, the index underlying the Fund's benchmark was named the S&P 500/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in ether a growth or value index. The S&P 500/Barra Value Index represents performance from October 1, 2002 to December 16, 2005 and the S&P 500 Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Large-Cap Value ProFund :: XI

Large-Cap Growth ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P 500 Growth Index (the "Index"). For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 21.56%. For the same period, the Index had a total return of 24.20%1 and a volatility of 13.70%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a market capitalization-weighted index comprised of the stocks in the S&P 500 that have growth characteristics, based on the Index provider's methodology for ranking value and growth stocks.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Large-Cap Growth ProFund from October 1, 2002 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	21.56%	2.82%	4.48%
Service	20.31%	1.80%	3.49%
S&P 500 Growth Index[3]	24.20%	5.02%	6.96%

Expense Ratios**

Fund	Gross	Net
Investor	1.99%	1.73%
Service	2.99%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	5.8%
International Business Machines Corp.	3.6%
Microsoft Corp.	3.3%
Coca-Cola Co.	2.5%
Google, Inc. - Class A	2.3%

S&P 500 Growth Index – Composition

% of Index
Consumer Non-Cyclical	27%
Technology	22%
Communications	15%
Industrial	10%
Consumer Cyclical	8%
Energy	8%
Financial	6%
Basic Materials	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3  Prior to December 19, 2005, the index underlying the Fund's benchmark was named the S&P 500/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in ether a growth or value index. The S&P 500/Barra Growth Index represents performance from October 1, 2002 to December 16, 2005 and the S&P 500 Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XII :: Large-Cap Growth ProFund :: Management Discussion of Fund Performance

Mid-Cap Value ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P MidCap 400 Value Index (the "Index"). For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 17.61%. For the same period, the Index had a total return of 19.86%1 and a volatility of 16.18%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a market capitalization-weighted index comprised of the stocks in the S&P MidCap 400 that have value characteristics, based on the Index provider's methodology for ranking value and growth stocks.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Mid-Cap Value ProFund from September 4, 2001 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	17.61%	1.88%	5.30%
Service	16.45%	0.86%	4.28%
S&P MidCap 400 Value Index[3]	19.86%	4.32%	8.30%

Expense Ratios**

Fund	Gross	Net
Investor	1.93%	1.73%
Service	2.93%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
HollyFrontier Corp.	1.4%
New York Community Bancorp	1.0%
Vertex Pharmaceuticals, Inc.	1.0%
Plains Exploration & Production Co.	1.0%
Southern Union Co.	1.0%

S&P MidCap 400 Value Index – Composition

% of Index
Financial	26%
Industrial	22%
Consumer Non-Cyclical	14%
Utilities	11%
Consumer Cyclical	9%
Energy	7%
Basic Materials	5%
Technology	4%
Communications	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3  Prior to December 19, 2005, the index underlying the Fund's benchmark was named the S&P MidCap 400/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in ether a growth or value index. The S&P MidCap 400/Barra Value Index represents performance from September 4, 2001 to December 16, 2005 and the S&P MidCap 400 Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Mid-Cap Value ProFund :: XIII

Mid-Cap Growth ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P MidCap 400 Growth Index (the "Index"). For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 29.45%. For the same period, the Index had a total return of 31.97%1 and a volatility of 16.36%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a market capitalization-weighted index comprised of the stocks in the S&P MidCap 400 that have growth characteristics, based on the Index provider's methodology for ranking value and growth stocks.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Mid-Cap Growth ProFund from September 4, 2001 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	29.45%	6.77%	5.45%
Service	28.16%	5.73%	4.41%
S&P MidCap 400 Growth Index[3]	31.97%	8.67%	8.02%

Expense Ratios**

Fund	Gross	Net
Investor	1.94%	1.73%
Service	2.94%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Green Mountain Coffee Roasters, Inc.	2.2%
Lubrizol Corp.	1.5%
Dollar Tree, Inc.	1.4%
Perrigo Co.	1.3%
The Macerich Co.	1.2%

S&P MidCap 400 Growth
Index – Composition

% of Index
Consumer Non-Cyclical	24%
Consumer Cyclical	17%
Industrial	14%
Technology	14%
Financial	12%
Communications	7%
Energy	7%
Basic Materials	4%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3  Prior to December 19, 2005, the index underlying the Fund's benchmark was named the S&P MidCap 400/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in ether a growth or value index. The S&P MidCap 400/Barra Growth Index represents performance from September 4, 2001 to December 16, 2005 and the S&P MidCap 400 Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XIV :: Mid-Cap Growth ProFund :: Management Discussion of Fund Performance

Small-Cap Value ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P SmallCap 600 Value Index (the "Index"). For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 17.23%. For the same period, the Index had a return of 20.17%1 and a volatility of 22.85%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a market capitalization-weighted index comprised of the stocks in the S&P SmallCap 600 Index that have value characteristics, based on the Index provider's methodology for ranking value and growth stocks.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Small-Cap Value ProFund from September 4, 2001 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	17.23%	0.83%	4.32%
Service	16.10%	-0.20%	3.27%
S&P SmallCap 600 Value Index[3]	20.17%	3.18%	7.31%

Expense Ratios**

Fund	Gross	Net
Investor	1.92%	1.73%
Service	2.92%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
World Fuel Services Corp.	1.1%
ProAssurance Corp.	0.9%
Teledyne Technologies, Inc.	0.8%
Moog, Inc. - Class A	0.8%
EMCOR Group, Inc.	0.8%

S&P SmallCap 600 Value
Index – Composition

% of Index
Financial	24%
Industrial	23%
Consumer Cyclical	15%
Consumer Non-Cyclical	14%
Utilities	7%
Technology	5%
Basic Materials	4%
Communications	4%
Energy	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3  Prior to December 19, 2005, the index underlying the Fund's benchmark was named the S&P SmallCap 600/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in ether a growth or value index. The S&P SmallCap 600/Barra Value Index represents performance from September 4, 2001 to December 16, 2005 and the S&P SmallCap 600 Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Small-Cap Value ProFund :: XV

Small-Cap Growth ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P SmallCap 600 Growth Index (the "Index"). For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 27.46%. For the same period, the Index had a total return of 30.23%1 and a volatility of 19.58%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a market capitalization-weighted index comprised of the stocks in the S&P SmallCap 600 Index that have growth characteristics, based on the Index provider's methodology for ranking value and growth stocks.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Small-Cap Growth ProFund from September 4, 2001 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	27.46%	4.45%	6.24%
Service	26.22%	3.40%	5.23%
S&P SmallCap 600 Growth Index[3]	30.23%	6.38%	8.61%

Expense Ratios**

Fund	Gross	Net
Investor	2.06%	1.73%
Service	3.06%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Regeneron Pharmaceuticals, Inc.	1.6%
Signature Bank	1.2%
HealthSpring, Inc.	1.1%
Crocs, Inc.	1.1%
Salix Pharmaceuticals, Ltd.	0.9%

S&P SmallCap 600 Growth
Index – Composition

% of Index
Consumer Non-Cyclical	25%
Consumer Cyclical	19%
Technology	16%
Financial	14%
Industrial	12%
Communications	6%
Energy	4%
Basic Materials	3%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3  Prior to December 19, 2005, the index underlying the Fund's benchmark was named the S&P SmallCap 600/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in ether a growth or value index. The S&P SmallCap 600/Barra Growth Index represents performance from September 4, 2001 to December 16, 2005 and the S&P SmallCap 600 Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XVI :: Small-Cap Growth ProFund :: Management Discussion of Fund Performance

Europe 30 ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the ProFunds Europe 30 Index1 (the "Index"). For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 14.92%. For the same period, the Index had a price return of 14.89%2 and a volatility of 19.92%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on NASDAQ as depositary receipts or ordinary shares. The component companies in the Index are determined annually based upon their U.S. Dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Europe 30 ProFund from July 31, 2001 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Ten Year
Investor	14.92%	-0.85%	1.22%
Service	13.88%	-1.78%	1.12%
ProFunds Europe 30 Index	14.89%	-1.58%	1.80%
Dow Jones STOXX 50 Index	7.41%	-4.02%	0.70%

Expense Ratios**

Fund	Gross	Net
Investor	1.86%	1.73%
Service	2.86%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Futures Contracts	2%
Total Exposure	101%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
BHP Billiton PLC	5.6%
HSBC Holdings PLC	5.2%
Rio Tinto PLC	5.0%
Royal Dutch Shell PLC - Class A	4.6%
Siemens AG	4.6%

ProFunds Europe 30 Index – Composition

Industry Breakdown	% of Index
Consumer Non-Cyclical	21%
Energy	19%
Communications	16%
Basic Materials	14%
Financial	11%
Technology	10%
Industrial	9%
Country Breakdown
United Kingdom	40%
Netherlands	12%
France	10%
Germany	9%
Spain	7%
Luxembourg	6%
Sweden	3%
Norway	3%
Ireland	3%
Other	7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  Prior to September 4, 2001, Europe 30 ProFund was named "UltraEurope ProFund" and sought daily investment results, that corresponded to twice (2x) the daily performance of the ProFunds Europe Index (PEI). The PEI averaged, on an equal-weighted basis, the daily U.S. dollar results of three European stock indices: the Financial Times Stock Exchange 100 Index, the Deutsche Aktienindex and the CAC-40.

2  The ProFunds Europe 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

4  The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Europe 30 ProFund :: XVII

UltraBull ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the S&P 500® (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 35.38%. For the same period, the Index had a total return of 19.65%1 and a volatility of 13.65%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice (2x) that of the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted Index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraBull ProFund from July 31, 2001 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Ten Year
Investor	35.38%	-5.77%	-4.11%
Service	34.09%	-6.69%	-4.99%
S&P 500	19.65%	2.40%	2.61%

Expense Ratios**

Fund	Gross	Net
Investor	1.65%	1.65%
Service	2.65%	2.65%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	33%
Futures Contracts	27%
Swap Agreements	140%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	1.1%
Apple Computer, Inc.	1.0%
International Business Machines Corp.	0.6%
Chevron Corp.	0.6%
Microsoft Corp.	0.6%

S&P 500 – Composition

% of Index
Consumer Non-Cyclical	22%
Financial	15%
Technology	14%
Energy	13%
Communications	11%
Industrial	11%
Consumer Cyclical	8%
Basic Materials	3%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XVIII :: UltraBull ProFund :: Management Discussion of Fund Performance

UltraMid-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the S&P MidCap 400® (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 50.87%. For the same period, the Index had a total return of 25.76%1 and a volatility of 16.12%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice (2x) that of the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraMid-Cap ProFund from July 31, 2001 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Ten Year
Investor	50.87%	0.71%	4.22%
Service	49.39%	-0.26%	3.24%
S&P MidCap 400	25.76%	6.44%	7.71%

Expense Ratios**

Fund	Gross	Net
Investor	1.68%	1.68%
Service	2.68%	2.68%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	45%
Futures Contracts	12%
Swap Agreements	143%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Green Mountain Coffee Roasters, Inc.	0.5%
Vertex Pharmaceuticals, Inc.	0.4%
BorgWarner, Inc.	0.3%
Lubrizol Corp.	0.3%
Dollar Tree, Inc.	0.3%

S&P MidCap 400 – Composition

% of Index
Consumer Non-Cyclical	20%
Financial	18%
Industrial	18%
Consumer Cyclical	13%
Technology	9%
Energy	7%
Utilities	6%
Basic Materials	5%
Communications	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraMid-Cap ProFund :: XIX

UltraSmall-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Russell 2000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 45.75%. For the same period, the Index had a total return of 23.91%1 and a volatility of 19.92%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice (2x) that of the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraSmall-Cap ProFund from July 31, 2001 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Ten Year
Investor	45.75%	-5.32%	0.98%
Service	44.34%	-6.30%	-0.07%
Russell 2000 Index	23.91%	4.00%	6.49%

Expense Ratios**

Fund	Gross	Net
Investor	1.77%	1.73%
Service	2.77%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	32%
Futures Contracts	30%
Swap Agreements	138%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
InterDigital, Inc.	0.1%
Complete Production Services, Inc.	0.1%
Rosetta Resources, Inc.	0.1%
World Fuel Services Corp.	0.1%
HealthSpring, Inc.	0.1%

Russell 2000 Index – Composition

% of Index
Consumer Non-Cyclical	21%
Financial	20%
Consumer Cyclical	14%
Industrial	14%
Technology	10%
Communications	7%
Energy	7%
Basic Materials	4%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XX :: UltraSmall-Cap ProFund :: Management Discussion of Fund Performance

UltraDow 30 ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Dow Jones Industrial Average ("DJIA"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the DJIA. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 35.51%. For the same period, the DJIA had a total return of 19.09%1 and a volatility of 12.26%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice (2x) that of the daily performance of the DJIA.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice (2x) the daily return of the DJIA. The DJIA is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the DJIA serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component's core business. When such an event necessitates that one component be replaced, the entire DJIA is reviewed.

During the year ended July 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the DJIA. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraDow 30 ProFund from June 3, 2002 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	35.51%	-1.43%	0.53%
Service	34.21%	-2.38%	-0.40%
Dow Jones Industrial Average	19.09%	4.44%	5.05%

Expense Ratios**

Fund	Gross	Net
Investor	1.79%	1.73%
Service	2.79%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	35%
Futures Contracts	9%
Swap Agreements	155%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	4.0%
Chevron Corp.	2.3%
Caterpillar, Inc.	2.2%
3M Co.	1.9%
McDonald's Corp.	1.9%

Dow Jones Industrial Average – Composition

% of Index
Industrial	22%
Consumer Non-Cyclical	18%
Technology	17%
Energy	11%
Consumer Cyclical	11%
Financial	10%
Communications	7%
Basic Materials	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The DJIA is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the DJIA. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the DJIA calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the DJIA.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraDow 30 ProFund :: XXI

UltraNASDAQ-100 ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the NASDAQ-100® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 56.03%. For the same period, the Index had a total return of 27.78%1 and a volatility of 15.72%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice (2x) that of the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and "seasoning" requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended July 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraNASDAQ-100 ProFund from July 31, 2001 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Ten Year
Investor	56.03%	8.81%	-3.95%
Service	54.55%	7.75%	-4.76%
NASDAQ-100 Index	27.78%	10.09%	3.91%

Expense Ratios**

Fund	Gross	Net
Investor	1.62%	1.62%
Service	2.62%	2.62%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Futures Contracts	11%
Swap Agreements	130%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	8.3%
Microsoft Corp.	5.3%
Oracle Corp.	3.5%
Google, Inc. - Class A	3.5%
Intel Corp.	2.7%

NASDAQ-100 Index – Composition

% of Index
Technology	46%
Communications	31%
Consumer Non-Cyclical	14%
Consumer Cyclical	7%
Industrial	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXII :: UltraNASDAQ-100 ProFund :: Management Discussion of Fund Performance

UltraInternational ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index (the "Index"). Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 26.14%. For the same period, the Index had a total return of 17.70%1 and a volatility of 16.36%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice (2x) that of the daily performance of the U.S.-traded MSCI EAFE futures contract.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. The Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 22 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraInternational ProFund from April 19, 2006 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	26.14%	-11.89%	-12.71%
Service	24.82%	-12.77%	-13.59%
MSCI EAFE Index	17.70%	1.43%	1.14%

Expense Ratios**

Fund	Gross	Net
Investor	1.87%	1.73%
Service	2.87%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index – Composition

Industry Breakdown	% of Index
Financial	22%
Industrial	13%
Consumer Cyclical	11%
Basic Materials	11%
Consumer Non-Cyclical	10%
Other	33%
Country Composition
United Kingdom	22%
Japan	21%
France	10%
Germany	9%
Australia	9%
Other	29%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the U.S.-traded MSCI EAFE futures contract.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraInternational ProFund :: XXIII

UltraEmerging Markets ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 14.32%. For the same period, the Index had a total return of 9.94%1 and a volatility of 18.08%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice (2x) that of the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. The Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraEmerging Markets ProFund from April 19, 2006 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	14.32%	-0.18%	-4.23%
Service	13.12%	-1.20%	-5.21%
Bank of New York Mellon Emerging Markets 50 ADR Index	9.94%	9.73%	7.66%

Expense Ratios**

Fund	Gross	Net
Investor	1.63%	1.63%
Service	2.63%	2.63%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	128%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Petroleo Brasileiro S.A. - Preferred	4.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.2%
Vale S.A. - Preferred	4.2%
Petroleo Brasileiro S.A.	4.0%
China Mobile, Ltd.	3.7%

Bank of New York Mellon Emerging Markets 50 ADR Index – Composition

Industry Breakdown	% of Index
Energy	24%
Communications	20%
Basic Materials	18%
Financial	18%
Technology	10%
Other	10%
Country Composition
Brazil	38%
China	21%
Mexico	8%
South Korea	8%
Taiwan	8%
Other	17%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXIV :: UltraEmerging Markets ProFund :: Management Discussion of Fund Performance

UltraLatin America ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Bank of New York Mellon Latin America 35 ADR Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 18.58%. For the same period, the Index had a price return of 12.31%1 and a volatility of 18.90%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice (2x) that of the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. The Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following countries: Argentina, Brazil, Chile, Colombia, Mexico and Peru. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraLatin America ProFund from October 16, 2007 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Since Inception
Investor	18.58%	-18.71%
Service	17.44%	-19.48%
Bank of New York Mellon Latin America 35 ADR Index	12.31%	2.96%

Expense Ratios**

Fund	Gross	Net
Investor	1.64%	1.64%
Service	2.64%	2.64%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	130%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Vale S.A. - Preferred	7.2%
Petroleo Brasileiro S.A. - Preferred	6.0%
Petroleo Brasileiro S.A.	5.1%
Companhia Vale Do Rio Doce	5.1%
Companhia de Bebidas das Americas (AmBev) - Preferred	3.5%

Bank of New York Mellon Latin America 35 ADR Index – Composition

Industry Breakdown	% of Index
Basic Materials	28%
Energy	19%
Consumer Non-Cyclical	17%
Financial	15%
Communications	11%
Other	10%
Country Composition
Brazil	72%
Mexico	11%
Chile	10%
Colombia	4%
Peru	2%
Argentina	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraLatin America ProFund :: XXV

UltraChina ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Bank of New York Mellon China Select ADR Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 23.88%. For the same period, the Index had a price return of 15.23%1 and a volatility of 19.34%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice (2x) that of the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. The Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of Chinese companies who have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraChina ProFund from February 4, 2008 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Since Inception
Investor	23.88%	-21.29%
Service	22.56%	-22.13%
Bank of New York Mellon China Select ADR Index	15.23%	-1.30%

Expense Ratios**

Fund	Gross	Net
Investor	1.85%	1.73%
Service	2.85%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	127%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
China Mobile, Ltd.	7.9%
CNOOC, Ltd.	5.6%
PetroChina Co., Ltd.	5.5%
Baidu, Inc.	4.9%
China Life Insurance Co., Ltd.	4.8%

Bank of New York Mellon China Select ADR Index – Composition

Industry Breakdown	% of Index
Communications	40%
Energy	28%
Financial	8%
Consumer Cyclical	6%
Consumer Non-Cyclical	6%
Other	12%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXVI :: UltraChina ProFund :: Management Discussion of Fund Performance

UltraJapan ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Nikkei 225 Stock Average (the "Index"). Since the Japanese markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of -0.90%. For the same period, the Index had a total return of 17.72%, as measured in unhedged U.S. Dollar terms, or 5.09% in local (Japanese Yen) terms1 and a volatility of 22.73%. The U.S. Dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged USD terms, depending upon whether the U.S. Dollar rises or falls in value versus the Yen. During the year, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice (2x) that of the daily performance of the U.S.-traded U.S. Dollar-denominated futures contract on the Index.2

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice (2x) the daily return of the Index. The Index is a modified price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

During the year ended July 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraJapan ProFund from July 31, 2001 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Ten Year
Investor	-0.90%	-26.20%	-12.27%
Service	-1.78%	-26.92%	-13.12%
Nikkei 225 Stock Average - USD	17.72%	0.41%	4.26%
Nikkei 225 Stock Average - Yen	5.09%	-7.23%	-0.65%

Expense Ratios**

Fund	Gross	Net
Investor	1.90%	1.73%
Service	2.90%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	176%
Swap Agreements	23%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average – Composition

% of Index
Industrial	30%
Consumer Cyclical	25%
Consumer Non-Cyclical	16%
Communications	8%
Technology	8%
Other	13%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. Dollar performance is calculated by converting U.S. Dollars to Yen at the beginning of the period and back to U.S. Dollars at the end of the period. "Local (Yen)" returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the U.S.-traded U.S. Dollar-denominated futures contract on the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraJapan ProFund :: XXVII

Bear ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the S&P 500® (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of -19.36%. For the same period, the Index had a total return of 19.65%1 and a volatility of 13.65%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse (-1x) of the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Bear ProFund from July 31, 2001 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Ten Year
Investor	-19.36%	-6.01%	-4.61%
Service	-20.21%	-6.95%	-5.57%
S&P 500	19.65%	2.40%	2.61%

Expense Ratios**

Fund	Gross	Net
Investor	1.65%	1.65%
Service	2.65%	2.65%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(17)%
Swap Agreements	(84)%
Total Exposure	(101)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 – Composition

% of Index
Consumer Non-Cyclical	22%
Financial	15%
Technology	14%
Energy	13%
Communications	11%
Industrial	11%
Consumer Cyclical	8%
Basic Materials	3%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXVIII :: Bear ProFund :: Management Discussion of Fund Performance

Short Small-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of -25.02%. For the same period, the Index had a total return of 23.91%1 and a volatility of 19.92%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse (-1x) of the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Small-Cap ProFund from May 1, 2002 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	-25.02%	-11.89%	-11.00%
Service	-25.70%	-12.77%	-11.85%
Russell 2000 Index	23.91%	4.00%	6.31%

Expense Ratios**

Fund	Gross	Net
Investor	2.00%	1.73%
Service	3.00%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(2)%
Swap Agreements	(98)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index – Composition

% of Index
Consumer Non-Cyclical	21%
Financial	20%
Consumer Cyclical	14%
Industrial	14%
Technology	10%
Communications	7%
Energy	7%
Basic Materials	4%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Short Small-Cap ProFund :: XXIX

Short NASDAQ-100 ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of -25.31%. For the same period, the Index had a total return of 27.78%1 and a volatility of 15.72%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse (-1x) of the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and "seasoning" requirements. The Index is calculated under a modified capitalization- weighted methodology.

During the year ended July 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short NASDAQ-100 ProFund from May 1, 2002 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	-25.31%	-13.62%	-10.99%
Service	-25.96%	-14.48%	-11.88%
NASDAQ-100 Index	27.78%	10.09%	7.47%

Expense Ratios**

Fund	Gross	Net
Investor	1.83%	1.73%
Service	2.83%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(6)%
Swap Agreements	(94)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short NASDAQ-100 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index – Composition

% of Index
Technology	46%
Communications	31%
Consumer Non-Cyclical	14%
Consumer Cyclical	7%
Industrial	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXX :: Short NASDAQ-100 ProFund :: Management Discussion of Fund Performance

UltraBear ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the S&P 500® (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of -35.55%. For the same period, the Index had a total return of 19.65%1 and a volatility of 13.65%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse (-2x) of the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraBear ProFund from July 31, 2001 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Ten Year
Investor	-35.55%	-17.59%	-13.35%
Service	-36.18%	-18.34%	-14.13%
S&P 500	19.65%	2.40%	2.61%

Expense Ratios**

Fund	Gross	Net
Investor	1.62%	1.62%
Service	2.62%	2.62%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(36)%
Swap Agreements	(166)%
Total Exposure	(202)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 – Composition

% of Index
Consumer Non-Cyclical	22%
Financial	15%
Technology	14%
Energy	13%
Communications	11%
Industrial	11%
Consumer Cyclical	8%
Basic Materials	3%
Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraBear ProFund :: XXXI

UltraShort Mid-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the S&P MidCap 400® (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of -43.09%. For the same period, the Index had a total return of 25.76%1 and a volatility of 16.12%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse (-2x) of the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Mid-Cap ProFund from January 30, 2004 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	-43.09%	-27.66%	-24.88%
Service	-43.67%	-28.39%	-25.67%
S&P MidCap 400	25.76%	6.44%	7.95%

Expense Ratios**

Fund	Gross	Net
Investor	2.24%	1.73%
Service	3.24%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(28)%
Swap Agreements	(171)%
Total Exposure	(199)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 – Composition

% of Index
Consumer Non-Cyclical	20%
Financial	18%
Industrial	18%
Consumer Cyclical	13%
Technology	9%
Energy	7%
Utilities	6%
Basic Materials	5%
Communications	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXXII :: UltraShort Mid-Cap ProFund :: Management Discussion of Fund Performance

UltraShort Small-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Russell 2000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of -44.64%. For the same period, the Index had a return of 23.91%1 and a volatility of 19.92%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse (-2x) of the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Small-Cap ProFund from January 30, 2004 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	-44.64%	-30.10%	-26.32%
Service	-45.11%	-30.79%	-27.06%
Russell 2000 Index	23.91%	4.00%	5.68%

Expense Ratios**

Fund	Gross	Net
Investor	1.86%	1.73%
Service	2.86%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(5)%
Swap Agreements	(196)%
Total Exposure	(201)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index – Composition

% of Index
Consumer Non-Cyclical	21%
Financial	20%
Consumer Cyclical	14%
Industrial	14%
Technology	10%
Communications	7%
Energy	7%
Basic Materials	4%
Utilities	3%
Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort Small-Cap ProFund :: XXXIII

UltraShort Dow 30 ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Dow Jones Industrial Average ("DJIA"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the DJIA. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of -34.29%. For the same period, the DJIA had a total return of 19.09%1 and a volatility of 12.26%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse (-2x) of the daily performance of the DJIA.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the DJIA. The DJIA is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the DJIA serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component's core business. When such an event necessitates that one component be replaced, the entire DJIA is reviewed.

During the year ended July 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Dow 30 ProFund from July 22, 2004 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	-34.29%	-19.15%	-16.94%
Service	-34.95%	-19.96%	-17.79%
Dow Jones Industrial Average	19.09%	4.44%	5.40%

Expense Ratios**

Fund	Gross	Net
Investor	1.87%	1.73%
Service	2.87%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(14)%
Swap Agreements	(185)%
Total Exposure	(199)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average – Composition

% of Index
Industrial	22%
Consumer Non-Cyclical	18%
Technology	17%
Energy	11%
Consumer Cyclical	11%
Financial	10%
Communications	7%
Basic Materials	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The DJIA is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the DJIA. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the DJIA calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the DJIA.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXXIV :: UltraShort Dow 30 ProFund :: Management Discussion of Fund Performance

UltraShort NASDAQ-100 ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the NASDAQ-100® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of -44.24%. For the same period, the Index had a total return of 27.78%1 and a volatility of 15.72%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse (-2x) of the Index's daily performance.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and "seasoning" requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended July 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort NASDAQ-100 ProFund from July 31, 2001 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Ten Year
Investor	-44.24%	-30.29%	-22.74%
Service	-44.71%	-30.96%	-23.46%
NASDAQ-100 Index	27.78%	10.09%	3.91%

Expense Ratios**

Fund	Gross	Net
Investor	1.73%	1.73%
Service	2.73%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(16)%
Swap Agreements	(183)%
Total Exposure	(199)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort NASDAQ-100 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index – Composition

% of Index
Technology	46%
Communications	31%
Consumer Non-Cyclical	14%
Consumer Cyclical	7%
Industrial	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort NASDAQ-100 ProFund :: XXXV

UltraShort International ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index (the "Index"). Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of -36.39%. For the same period, the Index had a total return of 17.70%1 and a volatility of 16.36%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse (-2x) of the daily performance of the U.S.-traded MSCI EAFE futures contract.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. The Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 22 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort International ProFund from April 19, 2006 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	-36.39%	-23.39%	-22.01%
Service	-37.10%	-24.15%	-22.80%
MSCI EAFE Index	17.70%	1.43%	1.14%

Expense Ratios**

Fund	Gross	Net
Investor	1.91%	1.73%
Service	2.91%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total Exposure	(199)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index – Composition

Industry Breakdown	% of Index
Financial	22%
Industrial	13%
Consumer Cyclical	11%
Basic Materials	11%
Consumer Non-Cyclical	10%
Other	33%
Country Composition
United Kingdom	22%
Japan	21%
France	10%
Germany	9%
Australia	9%
Other	29%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the U.S.-traded MSCI EAFE futures contract.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXXVI :: UltraShort International ProFund :: Management Discussion of Fund Performance

UltraShort Emerging Markets ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of -27.98%. For the same period, the Index had a total return of 9.94%1 and a volatility of 18.08%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse (-2x) of the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. The Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Emerging Markets ProFund from April 19, 2006 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	-27.98%	-46.45%	-44.00%
Service	-29.17%	-47.03%	-44.62%
Bank of New York Mellon Emerging Markets 50 ADR Index	9.94%	9.73%	7.66%

Expense Ratios**

Fund	Gross	Net
Investor	2.07%	1.73%
Service	3.07%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging Markets 50 ADR Index – Composition

Industry Breakdown	% of Index
Energy	24%
Communications	20%
Basic Materials	18%
Financial	18%
Technology	10%
Other	10%
Country Composition
Brazil	38%
China	21%
Mexico	8%
South Korea	8%
Taiwan	8%
Other	17%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort Emerging Markets ProFund :: XXXVII

UltraShort Latin America ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Bank of New York Mellon Latin America 35 ADR Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of -31.14%. For the same period, the Index had a total return of 12.31%1 and a volatility of 18.90%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse (-2x) of the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. The Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following countries: Argentina, Brazil, Chile, Colombia, Mexico and Peru. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Latin America ProFund from October 16, 2007 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Since Inception
Investor	-31.14%	-54.02%
Service	-31.98%	-54.50%
Bank of New York Mellon Latin America 35 ADR Index	12.31%	2.96%

Expense Ratios**

Fund	Gross	Net
Investor	2.30%	1.73%
Service	3.30%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Latin America 35 ADR Index – Composition

Industry Breakdown	% of Index
Basic Materials	28%
Energy	19%
Consumer Non-Cyclical	17%
Financial	15%
Communications	11%
Other	10%
Country Composition
Brazil	72%
Mexico	11%
Chile	10%
Colombia	4%
Peru	2%
Argentina	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXXVIII :: UltraShort Latin America ProFund :: Management Discussion of Fund Performance

UltraShort China ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Bank of New York Mellon China Select ADR Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of -36.33%. For the same period, the Index had a total return of 15.23%1 and a volatility of 19.34%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse (-2x) of the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. The Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of Chinese companies who have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort China ProFund from February 4, 2008 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Since Inception
Investor	-36.33%	-41.55%
Service	-36.81%	-42.03%
Bank of New York Mellon China Select ADR Index	15.23%	-1.30%

Expense Ratios**

Fund	Gross	Net
Investor	2.78%	1.73%
Service	3.78%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon China Select ADR Index – Composition

Industry Breakdown	% of Index
Communications	40%
Energy	28%
Financial	8%
Consumer Cyclical	6%
Consumer Non-Cyclical	6%
Other	12%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort China ProFund :: XXXIX

UltraShort Japan ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Nikkei 225 Stock Average (the "Index"). Since the Japanese markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of -21.83%. For the same period, the Index had a total return of 17.72%, as measured in unhedged U.S. Dollar terms, or 5.09% in local (Japanese Yen) terms1 and a volatility of 22.73%. The U.S. Dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged USD terms, depending upon whether the U.S. Dollar rises or falls in value versus the Yen. During the year, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse (-2x) of the daily performance of the U.S.-traded U.S. Dollar-denominated futures contract on the Index.2

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. The Index is a modified price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

During the year ended July 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Japan ProFund from March 29, 2006 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	-21.83%	-8.44%	-5.25%
Service	-22.57%	-9.37%	-6.21%
Nikkei 225 Stock Average - USD	17.72%	0.41%	-0.85%
Nikkei 225 Stock Average - Yen	5.09%	-7.23%	-8.40%

Expense Ratios**

Fund	Gross	Net
Investor	2.47%	1.73%
Service	3.47%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(175)%
Swap Agreements	(25)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average – Composition

% of Index
Industrial	30%
Consumer Cyclical	25%
Consumer Non-Cyclical	16%
Communications	8%
Technology	8%
Other	13%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. Dollar performance is calculated by converting U.S. Dollars to Yen at the beginning of the period and back to U.S. Dollars at the end of the period. "Local (Yen)" returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the U.S.-traded U.S. Dollar-denominated futures contract on the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XL :: UltraShort Japan ProFund :: Management Discussion of Fund Performance

Banks UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Banks Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of -12.90%. For the same period, the Index had a total return of -5.96%1 and a volatility of 22.84%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times (1.5x) the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times (1.5x) the daily return of the Index. The Index measures the performance of the banking sector of the U.S. equity market. Component companies include regional and major U.S. domiciled banks engaged in a wide range of financial services, including retail banking, loans, and money transmissions.

During the year ended July 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Banks UltraSector ProFund from September 4, 2001 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	-12.90%	-32.69%	-14.21%
Service	-13.80%	-33.34%	-15.02%
Dow Jones U.S. Banks Index	-5.96%	-15.54%	-3.48%
S&P 500	19.65%	2.40%	3.31%

Expense Ratios**

Fund	Gross	Net
Investor	1.94%	1.73%
Service	2.94%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	63%
Swap Agreements	86%
Total Exposure	149%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
J.P. Morgan Chase & Co.	13.3%
Wells Fargo & Co.	11.5%
Citigroup, Inc.	9.2%
Bank of America Corp.	8.1%
U.S. Bancorp	4.1%

Dow Jones U.S. Banks Index – Composition

The Dow Jones U.S. Banks Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3  The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Banks UltraSector ProFund :: XLI

Basic Materials UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Basic Materials Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 44.69%. For the same period, the Index had a total return of 31.38%1 and a volatility of 20.65%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times (1.5x) the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times (1.5x) the daily return of the Index. The Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

During the year ended July 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Basic Materials UltraSector ProFund from September 4, 2001 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	44.69%	5.95%	6.01%
Service	43.26%	4.90%	5.15%
Dow Jones U.S. Basic Materials Index	31.38%	9.98%	9.48%
S&P 500	19.65%	2.40%	3.31%

Expense Ratios**

Fund	Gross	Net
Investor	1.76%	1.73%
Service	2.76%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	82%
Total Exposure	151%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Freeport-McMoRan Copper & Gold, Inc. - Class B	6.5%
E.I. du Pont de Nemours & Co.	6.2%
The Dow Chemical Co.	5.3%
Praxair, Inc.	4.1%
Newmont Mining Corp.	3.5%

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	55%
Industrial Metals	24%
Mining	18%
Forestry and Paper	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3  The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XLII :: Basic Materials UltraSector ProFund :: Management Discussion of Fund Performance

Biotechnology UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Biotechnology Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 26.13%. For the same period, the Index had a total return of 19.38%1 and a volatility of 14.71%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times (1.5x) the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times (1.5x) the daily return of the Index. The Index measures the performance of the biotechnology subsector of the U.S. equity market. Component companies engage in the research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools.

During the year ended July 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Biotechnology UltraSector ProFund from July 31, 2001 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Ten Year
Investor	26.13%	3.50%	1.56%
Service	24.93%	2.50%	0.55%
Dow Jones U.S. Biotechnology Index	19.38%	5.68%	4.82%
S&P 500	19.65%	2.40%	2.61%

Expense Ratios**

Fund	Gross	Net
Investor	1.92%	1.73%
Service	2.92%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Swap Agreements	90%
Total Exposure	151%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	14.3%
Gilead Sciences, Inc.	9.5%
Celgene Corp.	7.8%
Biogen Idec, Inc.	6.5%
Vertex Pharmaceuticals, Inc.	3.0%

Dow Jones U.S. Biotechnology Index – Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3  The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Biotechnology UltraSector ProFund :: XLIII

Consumer Goods UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Consumer Goods Index1 (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 29.35%. For the same period, the Index had a return of 21.11%2 and a volatility of 10.75%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times (1.5x) the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times (1.5x) the daily return of the Index. The Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories, and footwear.

During the year ended July 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Consumer Goods UltraSector ProFund from January 30, 2004 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	29.35%	5.61%	5.42%
Service	28.01%	4.56%	4.37%
Dow Jones U.S. Consumer Goods Index	21.11%	7.34%	7.28%
S&P 500	19.65%	2.40%	3.86%

Expense Ratios**

Fund	Gross	Net
Investor	2.87%	1.73%
Service	3.87%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	63%
Swap Agreements	88%
Total Exposure	151%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co.	7.5%
Coca-Cola Co.	6.3%
Philip Morris International, Inc.	5.5%
PepsiCo, Inc.	4.4%
Kraft Foods, Inc.	2.4%

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Food Producers	21%
Beverages	20%
Household Goods	18%
Tobacco	15%
Personal Goods	13%
Other	13%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  Prior to December 18, 2004, the index underlying the Fund's benchmark was called the Dow Jones U.S. Consumer Non-Cyclical Sector Index and also included beverage companies, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food products, and agriculture and tobacco products companies.

2  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

4  The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XLIV :: Consumer Goods UltraSector ProFund :: Management Discussion of Fund Performance

Consumer Services UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Consumer Services Index1 (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 38.64%. For the same period, the Index had a return of 26.98%2 and a volatility of 13.89%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times (1.5x) the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times (1.5x) the daily return of the Index. The Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

During the year ended July 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Consumer Services UltraSector ProFund from January 30, 2004 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	38.64%	2.74%	1.31%
Service	37.21%	1.75%	0.36%
Dow Jones U.S. Consumer Services Index	26.98%	5.76%	4.63%
S&P 500	19.65%	2.40%	3.86%

Expense Ratios**

Fund	Gross	Net
Investor	2.79%	1.73%
Service	3.79%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	74%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	4.2%
McDonald's Corp.	4.1%
Amazon.com, Inc.	3.6%
Walt Disney Co.	3.1%
Home Depot, Inc.	2.5%

Dow Jones U.S. Consumer Services Index – Composition

% of Index
General Retailers	40%
Media	27%
Travel and Leisure	21%
Food and Drug Retailers	12%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  Prior to December 18, 2004, the index underlying the Fund's benchmark was called the Dow Jones U.S. Consumer Cyclical Sector Index and also included airlines, auto manufacturers, auto parts companies, tires, consumer electronics, recreational products and services, restaurants, lodging, toys, home construction, home furnishings and appliances, footwear, clothing, and fabrics companies.

2  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

4  The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Consumer Services UltraSector ProFund :: XLV

Financials UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Financials Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 3.45%. For the same period, the Index had a return of 4.86%1 and a volatility of 18.11%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times (1.5x) the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times (1.5x) the daily return of the Index. The Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the year ended July 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Financials UltraSector ProFund from July 31, 2001 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Ten Year
Investor	3.45%	-23.64%	-10.68%
Service	2.47%	-24.39%	-11.54%
Dow Jones U.S. Financials Index	4.86%	-10.30%	-1.87%
S&P 500	19.65%	2.40%	2.61%

Expense Ratios**

Fund	Gross	Net
Investor	2.11%	1.73%
Service	3.11%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Swap Agreements	92%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
J.P. Morgan Chase & Co.	4.3%
Wells Fargo & Co.	3.8%
Citigroup, Inc.	3.0%
Bank of America Corp.	2.6%
Berkshire Hathaway, Inc. - Class B	1.9%

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	35%
General Financial	25%
Real Estate Investment Trusts	18%
Nonlife Insurance	15%
Life Insurance	6%
Real Estate Investment & Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3  The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XLVI :: Financials UltraSector ProFund :: Management Discussion of Fund Performance

Health Care UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Health Care Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 32.64%. For the same period, the Index had a return of 22.85%1 and a volatility of 12.10%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times (1.5x) the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times (1.5x) the daily return of the Index. The Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices, and pharmaceuticals.

During the year ended July 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Health Care UltraSector ProFund from July 31, 2001 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Ten Year
Investor	32.64%	1.67%	-0.89%
Service	31.24%	0.66%	-1.84%
Dow Jones U.S. Health Care Index	22.85%	4.32%	2.86%
S&P 500	19.65%	2.40%	2.61%

Expense Ratios**

Fund	Gross	Net
Investor	2.35%	1.73%
Service	3.35%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	90%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	7.2%
Pfizer, Inc.	6.3%
Merck & Co., Inc.	4.3%
Abbott Laboratories	3.2%
UnitedHealth Group, Inc.	2.2%

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals and Biotechnology	62%
Health Care Equipment and Services	38%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3  The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Health Care UltraSector ProFund :: XLVII

Industrials UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Industrials Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 25.84%. For the same period, the Index had a total return of 19.35%1 and a volatility of 16.90%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times (1.5x) the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times (1.5x) the daily return of the Index. The Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land- transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

During the year ended July 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Industrials UltraSector ProFund from January 30, 2004 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	25.84%	-0.06%	2.41%
Service	24.63%	-1.04%	1.38%
Dow Jones U.S. Industrials Index	19.35%	4.34%	5.74%
S&P 500	19.65%	2.40%	3.86%

Expense Ratios**

Fund	Gross	Net
Investor	2.57%	1.73%
Service	3.57%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	85%
Total Exposure	149%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	7.1%
United Technologies Corp.	2.5%
Caterpillar, Inc.	2.1%
3M Co.	2.1%
United Parcel Service, Inc. - Class B	1.9%

Dow Jones U.S. Industrials Index – Composition

% of Index
General Industrials	22%
Industrial Engineering	17%
Aerospace and Defense	16%
Industrial Transportation	14%
Support Services	14%
Electronic & Electrical Equipment	12%
Construction and Materials	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3  The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XLVIII :: Industrials UltraSector ProFund :: Management Discussion of Fund Performance

Internet UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones Internet Composite Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 55.43%. For the same period, the Index had a total return of 37.47%1 and a volatility of 18.96%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times (1.5x) the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times (1.5x) the daily return of the Index. The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce, comprised of companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site, and Internet Services, comprised of companies that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet.

During the year ended July 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Internet UltraSector ProFund from July 31, 2001 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Ten Year
Investor	55.43%	13.86%	5.19%
Service	53.89%	12.74%	4.21%
Dow Jones Internet Composite Index	37.47%	13.85%	8.66%
S&P 500	19.65%	2.40%	2.61%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.73%
Service	2.78%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	81%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Google, Inc. - Class A	8.0%
Amazon.com, Inc.	6.3%
eBay, Inc.	4.4%
Priceline.com, Inc.	3.7%
Salesforce.com, Inc.	3.1%

Dow Jones Internet Composite Index – Composition

The Dow Jones Internet Composite Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3  The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Internet UltraSector ProFund :: XLIX

Mobile Telecommunications UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Mobile Telecommunications Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 8.12%. For the same period, the Index had a return of 8.34%1 and a volatility of 19.08%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times (1.5x) the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times (1.5x) the daily return of the Index. The Index measures the performance of the mobile telecommunications sector of the U.S. equity market. Component companies include the providers of mobile telephone services, including cellular telephone systems, and paging and wireless services.

During the year ended July 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Mobile Telecommunications UltraSector ProFund from July 31, 2001 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Ten Year
Investor	8.12%	-33.03%	-25.62%
Service	7.11%	-33.68%	-26.34%
Dow Jones U.S. Mobile Telecommunications Index	8.34%	-17.00%	-11.36%
S&P 500	19.65%	2.40%	2.61%

Expense Ratios**

Fund	Gross	Net
Investor	2.48%	1.73%
Service	3.48%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	55%
Swap Agreements	95%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
American Tower Corp.	17.9%
Sprint Nextel Corp.	10.9%
Crown Castle International Corp.	9.2%
NII Holdings, Inc. - Class B	6.2%
SBA Communications Corp. - Class A	3.7%

Dow Jones U.S. Mobile Telecommunications Index – Composition

The Dow Jones U.S. Mobile Telecommunications Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3  The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

L :: Mobile Telecommunications UltraSector ProFund :: Management Discussion of Fund Performance

Oil & Gas UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Oil & Gas Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 66.03%. For the same period, the Index had a total return of 43.56%1 and a volatility of 19.26%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times (1.5x) the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times (1.5x) the daily return of the Index. The Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

During the year ended July 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Oil & Gas UltraSector ProFund from July 31, 2001 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Ten Year
Investor	66.03%	2.85%	10.60%
Service	64.39%	1.83%	9.53%
Dow Jones U.S. Oil & Gas Index	43.56%	7.25%	12.06%
S&P 500	19.65%	2.40%	2.61%

Expense Ratios**

Fund	Gross	Net
Investor	1.69%	1.69%
Service	2.69%	2.69%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Swap Agreements	82%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	15.9%
Chevron Corp.	8.4%
Schlumberger, Ltd.	5.0%
ConocoPhillips	3.8%
Occidental Petroleum Corp.	3.2%

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	74%
Oil Equipment, Services and Distribution	26%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3  The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Oil & Gas UltraSector ProFund :: LI

Oil Equipment, Services & Distribution UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 89.51%. For the same period, the Index had a total return of 58.00%1 and a volatility of 24.41%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times (1.5x) the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times (1.5x) the daily return of the Index. The Index measures the performance of a subset of the oil and gas industry of the U.S. equity market. Component companies include suppliers of equipment and services to oil fields and offshore platforms, such as drilling, exploration, seismic-information services and platform construction. It also includes companies that operate pipelines carrying oil, gas or other forms of fuel, but excludes pipeline operators that derive the majority of their revenues from direct sales to end users.

During the year ended July 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Oil Equipment, Services & Distribution UltraSector ProFund from June 5, 2006 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	89.51%	-1.34%	-1.53%
Service	87.71%	-2.32%	-2.50%
Dow Jones U.S. Oil Equipment, Services & Distribution Index	58.00%	6.34%	6.05%
S&P 500	19.65%	2.40%	2.55%

Expense Ratios**

Fund	Gross	Net
Investor	1.86%	1.73%
Service	2.86%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	80%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Schlumberger, Ltd.	19.8%
Halliburton Co.	8.0%
National Oilwell Varco, Inc.	5.5%
Baker Hughes, Inc.	5.4%
Transocean, Ltd.	3.1%

Dow Jones U.S. Oil Equipment, Services & Distribution Index – Composition

The Dow Jones U.S. Oil Equipment, Services & Distribution Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3  The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LII :: Oil Equipment, Services & Distributions UltraSector ProFund :: Management Discussion of Fund Performance

Pharmaceuticals UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Pharmaceuticals Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 26.41%. For the same period, the Index had a total return of 18.60%1 and a volatility of 11.39%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times (1.5x) the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times (1.5x) the daily return of the Index. The Index measures the performance of the pharmaceuticals subsector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as birth control pills, vaccines, aspirin and cold remedies.

During the year ended July 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Pharmaceuticals UltraSector ProFund from July 31, 2001 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Ten Year
Investor	26.41%	0.36%	-5.36%
Service	25.32%	-0.60%	-6.22%
Dow Jones U.S. Pharmaceuticals Index	18.60%	3.40%	-0.16%
S&P 500	19.65%	2.40%	2.61%

Expense Ratios**

Fund	Gross	Net
Investor	2.50%	1.73%
Service	3.50%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	63%
Swap Agreements	87%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	16.0%
Pfizer, Inc.	14.0%
Merck & Co., Inc.	9.5%
Abbott Laboratories	7.1%
Bristol-Myers Squibb Co.	4.4%

Dow Jones U.S. Pharmaceuticals Index – Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2   1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Pharmaceuticals UltraSector ProFund :: LIII

Precious Metals UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones Precious Metals Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 25.63%. For the same period, the Index had a return of 20.17%1 and a volatility of 23.94%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times (1.5x) the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times (1.5x) the daily return of the Index. The Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended July 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Precious Metals UltraSector ProFund from June 3, 2002 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	25.63%	0.81%	5.02%
Service	24.33%	-0.18%	4.00%
Dow Jones Precious Metals Index[3]	20.17%	8.68%	10.94%
S&P 500	19.65%	2.40%	4.43%

Expense Ratios**

Fund	Gross	Net
Investor	1.63%	1.63%
Service	2.63%	2.63%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	150%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Precious Metals UltraSector ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index – Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2   1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3   Prior to June 19, 2004, the Index underlying the Fund's benchmark was the Philadelphia Stock Exchange Gold & Silver Index. This Index measured the performance of the gold and silver mining industry of the global equity market. Component companies included companies involved in the mining and production of gold, silver, and other precious metals, precious stones, and pearls. The Philadelphia Stock Exchange Gold and Silver Index represents performance from June 3, 2002 to June 18, 2004 and the Dow Jones Precious Metals Index represents performance from June 19, 2004 to present.

4   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LIV :: Precious Metals UltraSector ProFund :: Management Discussion of Fund Performance

Real Estate UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Real Estate Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 30.12%. For the same period, the Index had a total return of 21.84%1 and a volatility of 17.66%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times (1.5x) the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times (1.5x) the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended July 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Real Estate UltraSector ProFund from July 31, 2001 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Ten Year
Investor	30.12%	-11.08%	3.94%
Service	28.86%	-11.95%	2.91%
Dow Jones U.S. Real Estate Index	21.84%	0.76%	9.83%
S&P 500	19.65%	2.40%	2.61%

Expense Ratios**

Fund	Gross	Net
Investor	1.84%	1.73%
Service	2.84%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	79%
Total Exposure	151%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	6.1%
Equity Residential	3.2%
Vornado Realty Trust	3.0%
Public Storage, Inc.	2.9%
Boston Properties, Inc.	2.7%

Dow Jones U.S. Real Estate Index – Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3  The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Real Estate UltraSector ProFund :: LV

Semiconductor UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Semiconductors Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 19.31%. For the same period, the Index had a return of 15.66%1 and a volatility of 21.16%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times (1.5x) the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times (1.5x) the Index. The Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

During the year ended July 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Semiconductor UltraSector ProFund from July 31, 2001 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Ten Year
Investor	19.31%	-1.85%	-10.93%
Service	18.09%	-2.81%	-11.82%
Dow Jones U.S. Semiconductors Index	15.66%	2.95%	-2.24%
S&P 500	19.65%	2.40%	2.61%

Expense Ratios**

Fund	Gross	Net
Investor	1.94%	1.73%
Service	2.94%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	77%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	24.6%
Texas Instruments, Inc.	7.0%
Broadcom Corp. - Class A	3.6%
Applied Materials, Inc.	3.3%
Altera Corp.	2.6%

Dow Jones U.S. Semiconductors Index – Composition

The Dow Jones U.S. Semiconductors Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1   The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2   1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LVI :: Semiconductor UltraSector ProFund :: Management Discussion of Fund Performance

Technology UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Technology Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 26.20%. For the same period, the Index had a total return of 19.22%1 and a volatility of 16.17%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times (1.5x) the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times (1.5x) the daily return of the Index. The Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

During the year ended July 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Technology UltraSector ProFund from July 31, 2001 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Ten Year
Investor	26.20%	6.73%	-3.17%
Service	24.91%	5.66%	-4.05%
Dow Jones U.S. Technology Index	19.22%	8.39%	2.37%
S&P 500	19.65%	2.40%	2.61%

Expense Ratios**

Fund	Gross	Net
Investor	2.07%	1.73%
Service	3.07%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	56%
Swap Agreements	95%
Total Exposure	151%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	8.8%
International Business Machines Corp.	5.5%
Microsoft Corp.	5.1%
Google, Inc. - Class A	3.4%
Intel Corp.	3.0%

Dow Jones U.S. Technology Index – Composition

% of Index
Technology Hardware and Equipment	55%
Software and Computer Services	45%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3  The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Technology UltraSector ProFund :: LVII

Telecommunications UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Telecommunications Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 26.92%. For the same period, the Index had a total return of 19.69%1 and a volatility of 12.53%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times (1.5x) the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times (1.5x) the daily return of the Index. The Index measures the performance of the telecommunications industry of the U.S. equity market. Component companies include fixedline communications and wireless communications companies.

During the year ended July 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Telecommunications UltraSector ProFund from July 31, 2001 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Ten Year
Investor	26.92%	-2.87%	-8.25%
Service	25.68%	-3.81%	-9.09%
Dow Jones U.S. Telecommunications Index	19.69%	2.15%	-0.86%
S&P 500	19.65%	2.40%	2.61%

Expense Ratios**

Fund	Gross	Net
Investor	2.96%	1.73%
Service	3.96%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	43%
Swap Agreements	107%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	18.9%
Verizon Communications, Inc.	10.8%
CenturyLink, Inc.	2.5%
American Tower Corp.	2.3%
Sprint Nextel Corp.	1.4%

Dow Jones U.S. Telecommunications Index – Composition

% of Index
Fixed Line Telecommunications	84%
Mobile Telecommunications	16%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3  The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LVIII :: Telecommunications UltraSector ProFund :: Management Discussion of Fund Performance

Utilities UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Utilities Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 21.49%. For the same period, the Index had a return of 15.74%1 and a volatility of 10.60%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times (1.5x) the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times (1.5x) the daily return of the Index. The Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities, and water utilities.

During the year ended July 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Utilities UltraSector ProFund from July 31, 2001 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Ten Year
Investor	21.49%	-0.17%	0.85%
Service	20.21%	-1.16%	-0.13%
Dow Jones U.S. Utilities Index	15.74%	3.50%	4.80%
S&P 500	19.65%	2.40%	2.61%

Expense Ratios**

Fund	Gross	Net
Investor	2.10%	1.73%
Service	3.10%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	63%
Swap Agreements	87%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Southern Co.	4.1%
Exelon Corp.	3.6%
Dominion Resources, Inc.	3.5%
Duke Energy Corp.	3.0%
NextEra Energy, Inc.	2.9%

Dow Jones U.S. Utilities Index – Composition

% of Index
Electricity	73%
Gas, Water & MultiUtilities	27%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3  The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Utilities UltraSector ProFund :: LIX

Short Oil & Gas ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Oil & Gas Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of -34.69%. For the same period, the Index had a total return of 43.56%1 and a volatility of 19.26%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse (-1x) of the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the inverse (-1x) of the Index. The Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

During the year ended July 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Oil & Gas ProFund from September 12, 2005 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	-34.69%	-16.32%	-16.02%
Service	-35.32%	-17.10%	-16.81%
Dow Jones U.S. Oil & Gas Index	43.56%	7.25%	8.68%
S&P 500	19.65%	2.40%	2.82%

Expense Ratios**

Fund	Gross	Net
Investor	2.07%	1.73%
Service	3.07%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	74%
Oil Equipment, Services and Distribution	26%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3  The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LX :: Short Oil & Gas ProFund :: Management Discussion of Fund Performance

Short Precious Metals ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Dow Jones Precious Metals Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of -23.01%. For the same period, the Index had a total return of 20.17%1 and a volatility of 23.94%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse (-1x) of the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. The Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended July 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Precious Metals ProFund from January 9, 2006 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	-23.01%	-24.63%	-23.38%
Service	-23.76%	-25.34%	-24.10%
Dow Jones Precious Metals Index	20.17%	8.68%	8.05%
S&P 500	19.65%	2.40%	2.14%

Expense Ratios**

Fund	Gross	Net
Investor	1.98%	1.73%
Service	2.98%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index – Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3  The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Short Precious Metals ProFund :: LXI

Short Real Estate ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Real Estate Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of -22.27%. For the same period, the Index had a return of 21.84%1 and a volatility of 17.66%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended July 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Real Estate ProFund from September 12, 2005 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	-22.27%	-20.56%	-19.49%
Service	-23.06%	-21.33%	-20.27%
Dow Jones U.S. Real Estate Index	21.84%	0.76%	3.38%
S&P 500	19.65%	2.40%	2.82%

Expense Ratios**

Fund	Gross	Net
Investor	1.77%	1.73%
Service	2.77%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(101)%
Total Exposure	(101)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real Estate Index – Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3  The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXII :: Short Real Estate ProFund :: Management Discussion of Fund Performance

U.S. Government Plus ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond (the "Long Bond"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 0.10%. For the same period, the Long Bond had a total return of 0.98%1 and a volatility of 15.34%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times (1.25x) the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times (1.25x) the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2011 the most recent Long Bond issued carried a maturity date of May 15, 2041 and a 4.375% coupon.

During the year ended July 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in securities in order to gain exposure to the Long Bond. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the U.S. Government Plus ProFund from May 1, 2002 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	0.10%	6.27%	5.47%
Service	-0.86%	5.22%	4.41%
30-year U.S. Treasury Bond	0.98%	7.44%	6.88%
Barclays Capital U.S. Treasury: Long-Term Index	3.41%	7.99%	7.10%

Expense Ratios**

Fund	Gross	Net
Investor	1.37%	1.37%
Service	2.37%	2.37%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	81%
U.S. Treasury Obligations	43%
Total Exposure	124%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.

3  The Barclays Capital U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This Index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: U.S. Government Plus ProFund :: LXIII

Rising Rates Opportunity 10 ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily movement of the most recently issued 10-year U.S. Treasury Note (the "Note"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Note. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of -6.85%. For the same period, the Note had a total return of 4.61%1 and a volatility of 8.42%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse (-1x) of the daily price movement of the Note.2

The Fund takes positions in debt instruments and/or derivatives that, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily price movement of the Note. As of July 31, 2011 the most recent Note carried a maturity date of May 15, 2021 and a 3.125% coupon.

During the year ended July 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting securities in order to gain inverse exposure to the Note. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity 10 ProFund from January 10, 2005 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	-6.85%	-6.87%	-4.38%
Service	-7.81%	-7.80%	-5.33%
10-year U.S. Treasury Note	4.61%	7.70%	5.93%
Barclays Capital Composite U.S. Treasury Index	1.91%	5.99%	4.84%

Expense Ratios**

Fund	Gross	Net
Investor	1.64%	1.64%
Service	2.64%	2.64%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(4)%
Swap Agreements	(97)%
Total Exposure	(101)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Note reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the Rising Rates Opportunity 10 ProFund is an inverse fund, the yield of the Note is effectively paid out, rather than received.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Note.

3  The Barclays Capital Composite U.S Treasury Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of one year or more and at least $250 million par amount outstanding. This Index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXIV :: Rising Rates Opportunity 10 ProFund :: Management Discussion of Fund Performance

Rising Rates Opportunity ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond ( the "Long Bond"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of -6.68%. For the same period, the Long Bond had a total return of 0.98%1 and a volatility of 15.34%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse (-1.25x) of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse (-1.25x) of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2011 the most recent Long Bond issued carried a maturity date of May 15, 2041 and a 4.375% coupon.

During the year ended July 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting securities in order to gain inverse exposure to the Long Bond. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity ProFund from May 1, 2002 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	-6.68%	-10.38%	-8.70%
Service	-7.65%	-11.28%	-9.57%
30-year U.S. Treasury Bond	0.98%	7.44%	6.88%
Barclays Capital U.S. Treasury: Long-Term Index	3.41%	7.99%	7.10%

Expense Ratios**

Fund	Gross	Net
Investor	1.58%	1.58%
Service	2.58%	2.58%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(124)%
Total Exposure	(124)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.

3  The Barclays Capital U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This Index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Rising Rates Opportunity ProFund :: LXV

Rising U.S. Dollar ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the U.S. Dollar Index (the "Index"). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of -12.43%. For the same period, the Index had a price return of -9.49%1 and a volatility of 8.53%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the daily return of the Index. The Index is a measure of the value of the U.S. Dollar (USD) versus a basket of six major currencies, including the Euro, Japanese Yen, British Pound Sterling, Canadian Dollar, Swedish Krona, and Swiss Franc. The Index uses static weights for each of six exchange rates: USD vs. Euro, 57.6%; USD vs. Japanese Yen, 13.6%; USD vs. British Pound Sterling, 11.9%; USD vs. Canadian Dollar, 9.1%; USD vs. Swedish Krona, 4.2%; and USD vs. Swiss Franc, 3.6%.

During the year ended July 31, 2011, the Fund invested in forward currency contracts and futures contracts as a substitute for investing directly in securities in order to gain exposure to the Index. The Fund entered into forward currency contracts with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Rising U.S. Dollar ProFund from February 17, 2005 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	-12.43%	-3.63%	-1.90%
Service	-13.28%	-4.56%	-2.84%
U.S. Dollar Index	-9.49%	-2.83%	-1.87%
S&P 500	19.65%	2.40%	3.24%

Expense Ratios**

Fund	Gross	Net
Investor	1.55%	1.55%
Service	2.55%	2.55%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	97%
Futures Contracts	4%
Total Exposure	101%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index – Composition

% of Index
Euro	57%
Japanes Yen	14%
British Pound Sterling	12%
Swiss Franc	9%
Canadian Dollar	4%
Swedish Krona	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The U.S. Dollar Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3  The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXVI :: Rising U.S. Dollar ProFund :: Management Discussion of Fund Performance

Falling U.S. Dollar ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the U.S. Dollar Index (the "Index"). For the year ended July 31, 2011, the Fund (Investor Class shares) had a total return of 9.16%. For the same period, the Index had a price return of -9.49%1 and a volatility of 8.53%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse (-1x) of the daily performance of the Index.2

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics to the inverse (-1x) of the Index. The Index is a measure of the value of the U.S. Dollar (USD) versus a basket of six major currencies, including the Euro, Japanese Yen, British Pound Sterling, Canadian Dollar, Swedish Krona, and Swiss Franc. The Index uses static weights for each of six exchange rates: USD vs. Euro, 57.6%; USD vs. Japanese Yen, 13.6%; USD vs. British Pound Sterling, 11.9%; USD vs. Canadian Dollar, 9.1%; USD vs. Swedish Krona, 4.2%; and USD vs. Swiss Franc, 3.6%.

During the year ended July 31, 2011, the Fund invested in forward currency contracts and futures contracts as a substitute for shorting securities in order to gain inverse exposure to the Index. The Fund entered into forward currency contracts with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Falling U.S. Dollar ProFund from February 17, 2005 to July 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/11

Fund	One Year	Five Year	Since Inception
Investor	9.16%	2.87%	1.98%
Service	8.10%	1.85%	0.97%
U.S. Dollar Index	-9.49%	-2.83%	-1.87%
S&P 500	19.65%	2.40%	3.24%

Expense Ratios**

Fund	Gross	Net
Investor	1.73%	1.73%
Service	2.73%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(91)%
Futures Contracts	(9)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index – Composition

% of Index
Euro	57%
Japanes Yen	14%
British Pound Sterling	12%
Swiss Franc	9%
Canadian Dollar	4%
Swedish Krona	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit profunds.com.

1  The U.S. Dollar Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3  The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Falling U.S. Dollar ProFund :: LXVII

This Page Intentionally Left Blank

Expense Examples

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at February 1, 2011 and held for the entire period from February 1, 2011 through July 31, 2011.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 2/1/11	Ending Account Value 7/31/11	Expenses Paid During Period* 2/1/11 - 7/31/11	Annualized Expense Ratio During Period 2/1/11 - 7/31/11
Investor Class
Bull ProFund	$1,000.00	$1,004.50	$8.15	1.64%
Mid-Cap ProFund	1,000.00	1,016.80	8.60	1.72%
Small-Cap ProFund	1,000.00	1,019.50	8.66	1.73%
NASDAQ-100 ProFund	1,000.00	1,029.60	8.20	1.63%
Large-Cap Value ProFund	1,000.00	973.70	8.47	1.73%
Large-Cap Growth ProFund	1,000.00	1,035.70	8.73	1.73%
Mid-Cap Value ProFund	1,000.00	986.20	8.52	1.73%
Mid-Cap Growth ProFund	1,000.00	1,047.90	8.78	1.73%
Small-Cap Value ProFund	1,000.00	1,002.50	8.59	1.73%
Small-Cap Growth ProFund	1,000.00	1,059.70	8.83	1.73%
Europe 30 ProFund	1,000.00	984.40	8.51	1.73%
UltraBull ProFund	1,000.00	1,003.60	7.50	1.51%
UltraMid-Cap ProFund	1,000.00	1,028.50	7.90	1.57%
UltraSmall-Cap ProFund	1,000.00	1,028.50	8.50	1.69%
UltraDow 30 ProFund	1,000.00	1,046.60	8.73	1.72%
UltraNASDAQ-100 ProFund	1,000.00	1,058.40	7.91	1.55%
UltraInternational ProFund	1,000.00	969.80	7.67	1.57%
UltraEmerging Markets ProFund	1,000.00	960.10	7.63	1.57%
UltraLatin America ProFund	1,000.00	976.30	7.25	1.48%
UltraChina ProFund	1,000.00	982.40	8.50	1.73%
UltraJapan ProFund	1,000.00	885.70	8.09	1.73%
Bear ProFund	1,000.00	969.40	8.35	1.71%
Short Small-Cap ProFund	1,000.00	941.50	8.33	1.73%
Short NASDAQ-100 ProFund	1,000.00	939.40	8.32	1.73%
UltraBear ProFund	1,000.00	933.10	7.62	1.59%
UltraShort Mid-Cap ProFund	1,000.00	898.00	8.14	1.73%
UltraShort Small-Cap ProFund	1,000.00	884.60	8.08	1.73%
UltraShort Dow 30 ProFund	1,000.00	903.90	8.17	1.73%
UltraShort NASDAQ-100 ProFund	1,000.00	879.90	8.02	1.72%
UltraShort International ProFund	1,000.00	924.60	7.92	1.66%
UltraShort Emerging Markets ProFund	1,000.00	960.30	8.41	1.73%
UltraShort Latin America ProFund	1,000.00	934.50	8.30	1.73%
UltraShort China ProFund	1,000.00	900.40	8.15	1.73%
UltraShort Japan ProFund	1,000.00	983.40	8.51	1.73%
Banks UltraSector ProFund	1,000.00	775.90	7.62	1.73%
Basic Materials UltraSector ProFund	1,000.00	993.40	8.55	1.73%
Biotechnology UltraSector ProFund	1,000.00	1,123.70	9.06	1.72%
Consumer Goods UltraSector ProFund	1,000.00	1,105.60	9.03	1.73%
Consumer Services UltraSector ProFund	1,000.00	1,086.50	8.95	1.73%
Financials UltraSector ProFund	1,000.00	886.70	8.09	1.73%
Health Care UltraSector ProFund	1,000.00	1,121.00	9.10	1.73%
Industrials UltraSector ProFund	1,000.00	938.30	8.31	1.73%
Internet UltraSector ProFund	1,000.00	1,027.90	8.70	1.73%
Mobile Telecommunications UltraSector ProFund	1,000.00	980.60	8.50	1.73%
Oil & Gas UltraSector ProFund	1,000.00	1,056.30	8.11	1.59%
2 :: Expense Examples (unaudited)

	Beginning Account Value 2/1/11	Ending Account Value 7/31/11	Expenses Paid During Period* 2/1/11 - 7/31/11	Annualized Expense Ratio During Period 2/1/11 - 7/31/11
Oil Equipment, Services & Distribution UltraSector ProFund	$1,000.00	$1,083.60	$8.78	1.70%
Pharmaceuticals UltraSector ProFund	1,000.00	1,140.10	9.18	1.73%
Precious Metals UltraSector ProFund	1,000.00	1,015.60	8.00	1.60%
Real Estate UltraSector ProFund	1,000.00	1,079.00	8.92	1.73%
Semiconductor UltraSector ProFund	1,000.00	876.20	8.05	1.73%
Technology UltraSector ProFund	1,000.00	963.30	8.37	1.72%
Telecommunications UltraSector ProFund	1,000.00	1,045.80	8.78	1.73%
Utilities UltraSector ProFund	1,000.00	1,086.40	8.95	1.73%
Short Oil & Gas ProFund	1,000.00	922.10	8.24	1.73%
Short Precious Metals ProFund	1,000.00	938.40	8.31	1.73%
Short Real Estate ProFund	1,000.00	920.60	8.24	1.73%
U.S. Government Plus ProFund	1,000.00	1,120.00	7.25	1.38%
Rising Rates Opportunity 10 ProFund	1,000.00	924.00	7.54	1.58%
Rising Rates Opportunity ProFund	1,000.00	871.40	7.24	1.56%
Rising U.S. Dollar ProFund	1,000.00	934.40	7.63	1.59%
Falling U.S. Dollar ProFund	1,000.00	1,047.60	8.33	1.64%
Service Class
Bull ProFund	1,000.00	999.60	13.09	2.64%
Mid-Cap ProFund	1,000.00	1,012.00	13.57	2.72%
Small-Cap ProFund	1,000.00	1,014.10	13.63	2.73%
NASDAQ-100 ProFund	1,000.00	1,024.90	13.20	2.63%
Large-Cap Value ProFund	1,000.00	968.70	13.33	2.73%
Large-Cap Growth ProFund	1,000.00	1,030.30	13.74	2.73%
Mid-Cap Value ProFund	1,000.00	981.30	13.41	2.73%
Mid-Cap Growth ProFund	1,000.00	1,042.90	13.78	2.72%
Small-Cap Value ProFund	1,000.00	997.50	13.52	2.73%
Small-Cap Growth ProFund	1,000.00	1,054.70	13.91	2.73%
Europe 30 ProFund	1,000.00	980.00	13.40	2.73%
UltraBull ProFund	1,000.00	998.90	12.44	2.51%
UltraMid-Cap ProFund	1,000.00	1,023.10	12.89	2.57%
UltraSmall-Cap ProFund	1,000.00	1,024.10	13.45	2.68%
UltraDow 30 ProFund	1,000.00	1,041.60	13.77	2.72%
UltraNASDAQ-100 ProFund	1,000.00	1,053.70	12.88	2.53%
UltraInternational ProFund	1,000.00	965.40	12.52	2.57%
UltraEmerging Markets ProFund	1,000.00	955.10	12.46	2.57%
UltraLatin America ProFund	1,000.00	971.50	12.12	2.48%
UltraChina ProFund	1,000.00	977.20	13.38	2.73%
UltraJapan ProFund	1,000.00	881.90	12.74	2.73%
Bear ProFund	1,000.00	964.60	13.20	2.71%
Short Small-Cap ProFund	1,000.00	937.60	13.12	2.73%
Short NASDAQ-100 ProFund	1,000.00	933.90	13.09	2.73%
UltraBear ProFund	1,000.00	929.20	12.39	2.59%
UltraShort Mid-Cap ProFund	1,000.00	895.00	12.83	2.73%
UltraShort Small-Cap ProFund	1,000.00	880.50	12.73	2.73%
UltraShort Dow 30 ProFund	1,000.00	899.70	12.86	2.73%
UltraShort NASDAQ-100 ProFund	1,000.00	878.50	12.67	2.72%
UltraShort International ProFund	1,000.00	919.80	12.66	2.66%
UltraShort Emerging Markets ProFund	1,000.00	952.00	13.21	2.73%
UltraShort Latin America ProFund	1,000.00	926.40	13.04	2.73%
UltraShort China ProFund	1,000.00	897.80	12.61	2.68%
UltraShort Japan ProFund	1,000.00	979.00	13.40	2.73%
Banks UltraSector ProFund	1,000.00	771.60	11.99	2.73%
Basic Materials UltraSector ProFund	1,000.00	988.30	13.46	2.73%
Biotechnology UltraSector ProFund	1,000.00	1,118.30	14.29	2.72%
Consumer Goods UltraSector ProFund	1,000.00	1,100.10	14.22	2.73%
Consumer Services UltraSector ProFund	1,000.00	1,081.00	14.09	2.73%
Financials UltraSector ProFund	1,000.00	881.80	12.74	2.73%
Health Care UltraSector ProFund	1,000.00	1,114.30	14.31	2.73%
Industrials UltraSector ProFund	1,000.00	933.80	13.09	2.73%
Internet UltraSector ProFund	1,000.00	1,022.90	13.69	2.73%
Mobile Telecommunications UltraSector ProFund	1,000.00	978.40	13.39	2.73%

Expense Examples (unaudited) :: 3

	Beginning Account Value 2/1/11	Ending Account Value 7/31/11	Expenses Paid During Period* 2/1/11 - 7/31/11	Annualized Expense Ratio During Period 2/1/11 - 7/31/11
Oil & Gas UltraSector ProFund	$1,000.00	$1,051.10	$13.17	2.59%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,078.60	13.92	2.70%
Pharmaceuticals UltraSector ProFund	1,000.00	1,136.50	14.46	2.73%
Precious Metals UltraSector ProFund	1,000.00	1,010.40	12.96	2.60%
Real Estate UltraSector ProFund	1,000.00	1,074.20	14.04	2.73%
Semiconductor UltraSector ProFund	1,000.00	872.50	12.67	2.73%
Technology UltraSector ProFund	1,000.00	958.10	13.21	2.72%
Telecommunications UltraSector ProFund	1,000.00	1,040.60	13.81	2.73%
Utilities UltraSector ProFund	1,000.00	1,080.30	14.08	2.73%
Short Oil & Gas ProFund	1,000.00	918.70	12.99	2.73%
Short Precious Metals ProFund	1,000.00	933.70	13.09	2.73%
Short Real Estate ProFund	1,000.00	915.60	12.97	2.73%
U.S. Government Plus ProFund	1,000.00	1,114.80	12.43	2.37%
Rising Rates Opportunity 10 ProFund	1,000.00	919.40	12.28	2.58%
Rising Rates Opportunity ProFund	1,000.00	867.50	11.85	2.56%
Rising U.S. Dollar ProFund	1,000.00	930.00	12.39	2.59%
Falling U.S. Dollar ProFund	1,000.00	1,042.30	13.27	2.62%

*  Expenses are equal to the average account value over the period multiplied by the ProFund's annualized expense ratio, mutiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

4 :: Expense Examples (unaudited)

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 2/1/11	Ending Account Value 7/31/11	Expenses Paid During Period* 2/1/11 - 7/31/11	Annualized Expense Ratio During Period 2/1/11 - 7/31/11
Investor Class
Bull ProFund	$1,000.00	$1,016.66	$8.20	1.64%
Mid-Cap ProFund	1,000.00	1,016.27	8.60	1.72%
Small-Cap ProFund	1,000.00	1,016.22	8.65	1.73%
NASDAQ-100 ProFund	1,000.00	1,016.71	8.15	1.63%
Large-Cap Value ProFund	1,000.00	1,016.22	8.65	1.73%
Large-Cap Growth ProFund	1,000.00	1,016.22	8.65	1.73%
Mid-Cap Value ProFund	1,000.00	1,016.22	8.65	1.73%
Mid-Cap Growth ProFund	1,000.00	1,016.22	8.65	1.73%
Small-Cap Value ProFund	1,000.00	1,016.22	8.65	1.73%
Small-Cap Growth ProFund	1,000.00	1,016.22	8.65	1.73%
Europe 30 ProFund	1,000.00	1,016.22	8.65	1.73%
UltraBull ProFund	1,000.00	1,017.31	7.55	1.51%
UltraMid-Cap ProFund	1,000.00	1,017.01	7.85	1.57%
UltraSmall-Cap ProFund	1,000.00	1,016.41	8.45	1.69%
UltraDow 30 ProFund	1,000.00	1,016.27	8.60	1.72%
UltraNASDAQ-100 ProFund	1,000.00	1,017.11	7.75	1.55%
UltraInternational ProFund	1,000.00	1,017.01	7.85	1.57%
UltraEmerging Markets ProFund	1,000.00	1,017.01	7.85	1.57%
UltraLatin America ProFund	1,000.00	1,017.46	7.40	1.48%
UltraChina ProFund	1,000.00	1,016.22	8.65	1.73%
UltraJapan ProFund	1,000.00	1,016.22	8.65	1.73%
Bear ProFund	1,000.00	1,016.31	8.55	1.71%
Short Small-Cap ProFund	1,000.00	1,016.22	8.65	1.73%
Short NASDAQ-100 ProFund	1,000.00	1,016.22	8.65	1.73%
UltraBear ProFund	1,000.00	1,016.91	7.95	1.59%
UltraShort Mid-Cap ProFund	1,000.00	1,016.22	8.65	1.73%
UltraShort Small-Cap ProFund	1,000.00	1,016.22	8.65	1.73%
UltraShort Dow 30 ProFund	1,000.00	1,016.22	8.65	1.73%
UltraShort NASDAQ-100 ProFund	1,000.00	1,016.27	8.60	1.72%
UltraShort International ProFund	1,000.00	1,016.56	8.30	1.66%
UltraShort Emerging Markets ProFund	1,000.00	1,016.22	8.65	1.73%
UltraShort Latin America ProFund	1,000.00	1,016.22	8.65	1.73%
UltraShort China ProFund	1,000.00	1,016.22	8.65	1.73%
UltraShort Japan ProFund	1,000.00	1,016.22	8.65	1.73%
Banks UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Basic Materials UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Biotechnology UltraSector ProFund	1,000.00	1,016.27	8.60	1.72%
Consumer Goods UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Consumer Services UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Financials UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Health Care UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Industrials UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Internet UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Oil & Gas UltraSector ProFund	1,000.00	1,016.91	7.95	1.59%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,016.36	8.50	1.70%
Pharmaceuticals UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Precious Metals UltraSector ProFund	1,000.00	1,016.86	8.00	1.60%
Real Estate UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Semiconductor UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Technology UltraSector ProFund	1,000.00	1,016.27	8.60	1.72%
Telecommunications UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Utilities UltraSector ProFund	1,000.00	1,016.22	8.65	1.73%
Short Oil & Gas ProFund	1,000.00	1,016.22	8.65	1.73%
Short Precious Metals ProFund	1,000.00	1,016.22	8.65	1.73%

Expense Examples (unaudited) :: 5

	Beginning Account Value 2/1/11	Ending Account Value 7/31/11	Expenses Paid During Period* 2/1/11 - 7/31/11	Annualized Expense Ratio During Period 2/1/11 - 7/31/11
Short Real Estate ProFund	$1,000.00	$1,016.22	$8.65	1.73%
U.S. Government Plus ProFund	1,000.00	1,017.95	6.90	1.38%
Rising Rates Opportunity 10 ProFund	1,000.00	1,016.96	7.90	1.58%
Rising Rates Opportunity ProFund	1,000.00	1,017.06	7.80	1.56%
Rising U.S. Dollar ProFund	1,000.00	1,016.91	7.95	1.59%
Falling U.S. Dollar ProFund	1,000.00	1,016.66	8.20	1.64%
Service Class
Bull ProFund	1,000.00	1,011.70	13.17	2.64%
Mid-Cap ProFund	1,000.00	1,011.31	13.56	2.72%
Small-Cap ProFund	1,000.00	1,011.26	13.61	2.73%
NASDAQ-100 ProFund	1,000.00	1,011.75	13.12	2.63%
Large-Cap Value ProFund	1,000.00	1,011.26	13.61	2.73%
Large-Cap Growth ProFund	1,000.00	1,011.26	13.61	2.73%
Mid-Cap Value ProFund	1,000.00	1,011.26	13.61	2.73%
Mid-Cap Growth ProFund	1,000.00	1,011.31	13.56	2.72%
Small-Cap Value ProFund	1,000.00	1,011.26	13.61	2.73%
Small-Cap Growth ProFund	1,000.00	1,011.26	13.61	2.73%
Europe 30 ProFund	1,000.00	1,011.26	13.61	2.73%
UltraBull ProFund	1,000.00	1,012.35	12.52	2.51%
UltraMid-Cap ProFund	1,000.00	1,012.05	12.82	2.57%
UltraSmall-Cap ProFund	1,000.00	1,011.50	13.37	2.68%
UltraDow 30 ProFund	1,000.00	1,011.31	13.56	2.72%
UltraNASDAQ-100 ProFund	1,000.00	1,012.25	12.62	2.53%
UltraInternational ProFund	1,000.00	1,012.05	12.82	2.57%
UltraEmerging Markets ProFund	1,000.00	1,012.05	12.82	2.57%
UltraLatin America ProFund	1,000.00	1,012.50	12.37	2.48%
UltraChina ProFund	1,000.00	1,011.26	13.61	2.73%
UltraJapan ProFund	1,000.00	1,011.26	13.61	2.73%
Bear ProFund	1,000.00	1,011.36	13.51	2.71%
Short Small-Cap ProFund	1,000.00	1,011.26	13.61	2.73%
Short NASDAQ-100 ProFund	1,000.00	1,011.26	13.61	2.73%
UltraBear ProFund	1,000.00	1,011.95	12.92	2.59%
UltraShort Mid-Cap ProFund	1,000.00	1,011.26	13.61	2.73%
UltraShort Small-Cap ProFund	1,000.00	1,011.26	13.61	2.73%
UltraShort Dow 30 ProFund	1,000.00	1,011.26	13.61	2.73%
UltraShort NASDAQ-100 ProFund	1,000.00	1,011.31	13.56	2.72%
UltraShort International ProFund	1,000.00	1,011.60	13.27	2.66%
UltraShort Emerging Markets ProFund	1,000.00	1,011.26	13.61	2.73%
UltraShort Latin America ProFund	1,000.00	1,011.26	13.61	2.73%
UltraShort China ProFund	1,000.00	1,011.50	13.37	2.68%
UltraShort Japan ProFund	1,000.00	1,011.26	13.61	2.73%
Banks UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Basic Materials UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Biotechnology UltraSector ProFund	1,000.00	1,011.31	13.56	2.72%
Consumer Goods UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Consumer Services UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Financials UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Health Care UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Industrials UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Internet UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Oil & Gas UltraSector ProFund	1,000.00	1,011.95	12.92	2.59%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,011.41	13.47	2.70%
Pharmaceuticals UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Precious Metals UltraSector ProFund	1,000.00	1,011.90	12.97	2.60%
Real Estate UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Semiconductor UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Technology UltraSector ProFund	1,000.00	1,011.31	13.56	2.72%
Telecommunications UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Utilities UltraSector ProFund	1,000.00	1,011.26	13.61	2.73%
Short Oil & Gas ProFund	1,000.00	1,011.26	13.61	2.73%

6 :: Expense Examples (unaudited)

	Beginning Account Value 2/1/11	Ending Account Value 7/31/11	Expenses Paid During Period* 2/1/11 - 7/31/11	Annualized Expense Ratio During Period 2/1/11 - 7/31/11
Short Precious Metals ProFund	$1,000.00	$1,011.26	$13.61	2.73%
Short Real Estate ProFund	1,000.00	1,011.26	13.61	2.73%
U.S. Government Plus ProFund	1,000.00	1,013.04	11.83	2.37%
Rising Rates Opportunity 10 ProFund	1,000.00	1,012.00	12.87	2.58%
Rising Rates Opportunity ProFund	1,000.00	1,012.10	12.77	2.56%
Rising U.S. Dollar ProFund	1,000.00	1,011.95	12.92	2.59%
Falling U.S. Dollar ProFund	1,000.00	1,011.80	13.07	2.62%

*  Expenses are equal to the average account value over the period multiplied by the ProFund's annualized expense ratio, mutiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Expense Examples (unaudited) :: 7

This Page Intentionally Left Blank

Schedules of Portfolio Investments

Common Stocks (29.4%)

	Percentage
	of Net Assets	Shares	Value
3M Co. (Miscellaneous Manufacturing)	0.2%	784	$68,318
Abbott Laboratories (Pharmaceuticals)	0.2%	1,708	87,655
Altria Group, Inc. (Agriculture)	0.2%	2,296	60,385
Amazon.com, Inc.* (Internet)	0.2%	392	87,228
American Express Co. (Diversified Financial Services)	0.1%	1,148	57,446
Amgen, Inc.* (Biotechnology)	0.1%	1,022	55,903
Apple Computer, Inc.* (Computers)	0.9%	1,022	399,071
AT&T, Inc. (Telecommunications)	0.4%	6,496	190,073
Bank of America Corp. (Banks)	0.3%	11,116	107,936
Berkshire Hathaway, Inc.— Class B* (Insurance)	0.3%	1,904	141,220
Boeing Co. (Aerospace/Defense)	0.1%	812	57,222
Caterpillar, Inc. (Machinery- Construction & Mining)	0.2%	714	70,536
Chevron Corp. (Oil & Gas)	0.5%	2,212	230,092
Cisco Systems, Inc. (Telecommunications)	0.2%	6,034	96,363
Citigroup, Inc. (Banks)	0.3%	3,206	122,918
Coca-Cola Co. (Beverages)	0.4%	2,506	170,433
Comcast Corp.—Class A (Media)	0.2%	3,038	72,973
ConocoPhillips (Oil & Gas)	0.3%	1,554	111,872
EMC Corp.* (Computers)	0.1%	2,254	58,784
Exxon Mobil Corp. (Oil & Gas)	1.0%	5,404	431,185
General Electric Co. (Miscellaneous Manufacturing)	0.5%	11,634	208,365
Google, Inc.—Class A* (Internet)	0.4%	280	169,033
Halliburton Co. (Oil & Gas Services)	0.1%	1,008	55,168
Hewlett-Packard Co. (Computers)	0.2%	2,282	80,235
Home Depot, Inc. (Retail)	0.2%	1,750	61,127
Intel Corp. (Semiconductors)	0.3%	5,824	130,050
International Business Machines Corp. (Computers)	0.6%	1,330	241,860
J.P. Morgan Chase & Co. (Diversified Financial Services)	0.4%	4,368	176,686
Johnson & Johnson (Healthcare-Products)	0.5%	3,010	195,018
Kraft Foods, Inc. (Food)	0.2%	1,932	66,422
McDonald's Corp. (Retail)	0.2%	1,134	98,068
Merck & Co., Inc. (Pharmaceuticals)	0.3%	3,388	115,632
Microsoft Corp. (Software)	0.5%	8,148	223,255
Occidental Petroleum Corp. (Oil & Gas)	0.2%	896	87,969
Oracle Corp. (Software)	0.3%	4,270	130,577
PepsiCo, Inc. (Beverages)	0.3%	1,736	111,173
Pfizer, Inc. (Pharmaceuticals)	0.4%	8,666	166,734

Common Stocks, continued

	Percentage of Net Assets	Shares	Value
Philip Morris International, Inc. (Commercial Services)	0.3%	1,946	$138,497
Procter & Gamble Co. (Cosmetics/Personal Care)	0.4%	3,066	188,528
Qualcomm, Inc. (Telecommunications)	0.2%	1,834	100,467
Schlumberger, Ltd. (Oil & Gas Services)	0.3%	1,484	134,109
The Goldman Sachs Group, Inc. (Diversified Financial Services)	0.2%	574	77,473
United Parcel Service, Inc.— Class B (Transportation)	0.2%	1,078	74,619
United Technologies Corp. (Aerospace/Defense)	0.2%	1,008	83,503
UnitedHealth Group, Inc. (Healthcare-Services)	0.1%	1,190	59,060
Verizon Communications, Inc. (Telecommunications)	0.3%	3,108	109,681
Wal-Mart Stores, Inc. (Retail)	0.3%	2,100	110,691
Walt Disney Co. (Media)	0.2%	2,072	80,021
Wells Fargo & Co. (Banks)	0.4%	5,810	162,331
Other Common Stocks	14.5%	180,727	6,646,326
TOTAL COMMON STOCKS (Cost $5,272,035)			12,960,291

Rights/Warrants(NM)

Other Securities	—	(a)	2
TOTAL RIGHTS/WARRANTS (Cost $4)			2

Repurchase Agreements(b)(c) (68.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $30,035,283	$30,035,000	$30,035,000
TOTAL REPURCHASE AGREEMENTS (Cost $30,035,000)		30,035,000
TOTAL INVESTMENT SECURITIES (Cost $35,307,039)—97.7%		42,995,293
Net other assets (liabilities)—2.3%		1,008,471
NET ASSETS—100.0%		$44,003,764

*  Non-income producing security

(a)  Number of shares is less than 0.50.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $2,316,000.

(c)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

10 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2011

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contract expiring 9/19/11 (Underlying notional amount at value $10,370,413)	161	$42,704

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$15,334,840	$(146,445)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	5,370,571	(58,754)
		$(205,199)

Bull ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Advertising	$19,670	NM
Aerospace/Defense	260,169	0.6%
Agriculture	155,797	0.4%
Airlines	8,645	NM
Apparel	79,552	0.2%
Auto Manufacturers	68,321	0.2%
Auto Parts & Equipment	31,718	0.1%
Banks	648,529	1.5%
Beverages	320,235	0.7%
Biotechnology	121,713	0.3%
Building Materials	8,937	NM
Chemicals	235,572	0.5%
Coal	41,166	0.1%
Commercial Services	284,446	0.6%
Computers	934,677	2.1%
Cosmetics/Personal Care	259,122	0.6%
Distribution/Wholesale	30,152	0.1%
Diversified Financial Services	557,445	1.3%
Electric	417,666	1.0%
Electrical Components & Equipment	44,164	0.1%
Electronics	71,294	0.2%
Energy-Alternate Sources	6,621	NM
Engineering & Construction	17,932	NM
Entertainment	10,787	NM
Environmental Control	34,114	0.1%
Food	253,072	0.6%
	Value	% of Net Assets
Forest Products & Paper	$38,514	0.1%
Gas	24,699	0.1%
Hand/Machine Tools	15,950	NM
Healthcare-Products	442,360	1.0%
Healthcare-Services	153,245	0.3%
Holding Companies-Diversified	7,542	NM
Home Builders	9,380	NM
Home Furnishings	8,727	NM
Household Products/Wares	52,038	0.1%
Housewares	4,997	NM
Insurance	480,638	1.1%
Internet	400,618	0.9%
Iron/Steel	41,650	0.1%
Leisure Time	27,393	0.1%
Lodging	40,776	0.1%
Machinery-Construction & Mining	81,055	0.2%
Machinery-Diversified	74,913	0.2%
Media	396,252	0.9%
Metal Fabricate/Hardware	24,853	0.1%
Mining	104,089	0.2%
Miscellaneous Manufacturing	497,609	1.1%
Office/Business Equipment	19,195	NM
Oil & Gas	1,293,684	2.9%
Oil & Gas Services	290,343	0.7%
Packaging & Containers	18,736	NM
Pharmaceuticals	681,431	1.5%
Pipelines	56,969	0.1%
REIT	208,482	0.5%
Real Estate	7,020	NM
Retail	752,197	1.7%
Savings & Loans	4,736	NM
Semiconductors	301,363	0.7%
Software	556,761	1.3%
Telecommunications	653,363	1.5%
Textiles	4,557	NM
Toys/Games/Hobbies	16,169	NM
Transportation	246,473	0.6%
Other**	31,043,471	70.6%
Total	$44,003,764	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2011 :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 11

Common Stocks (34.8%)

	Shares	Value
99 Cents Only Stores* (Retail)	492	$9,717
Aaron's, Inc. (Commercial Services)	738	18,605
ACI Worldwide, Inc.* (Software)	328	11,860
Acuity Brands, Inc. (Miscellaneous Manufacturing)	410	19,963
Acxiom Corp.* (Software)	820	11,267
ADTRAN, Inc. (Telecommunications)	656	21,707
Advance Auto Parts, Inc. (Retail)	820	45,075
Advent Software, Inc.* (Software)	328	7,619
Aecom Technology Corp.* (Engineering & Construction)	1,230	30,430
Aeropostale, Inc.* (Retail)	820	13,817
Affiliated Managers Group, Inc.* (Diversified Financial Services)	574	59,885
AGCO Corp.* (Machinery-Diversified)	984	46,661
AGL Resources, Inc. (Gas)	820	33,456
Alaska Air Group, Inc.* (Airlines)	410	25,059
Albemarle Corp. (Chemicals)	984	65,515
Alexander & Baldwin, Inc. (Transportation)	410	19,766
Alexandria Real Estate Equities, Inc. (REIT)	656	53,792
Alliance Data Systems Corp.* (Commercial Services)	492	48,383
Alliant Energy Corp. (Electric)	1,148	45,243
Alliant Techsystems, Inc. (Aerospace/Defense)	328	21,395
Allscripts Healthcare Solutions, Inc.* (Software)	1,968	35,719
AMC Networks, Inc.—Class A* (Media)	656	24,397
American Eagle Outfitters, Inc. (Retail)	2,050	26,937
American Financial Group, Inc. (Insurance)	820	27,864
American Greetings Corp.—Class A (Household Products/Wares)	410	9,090
AMERIGROUP Corp.* (Healthcare-Services)	492	27,060
Ametek, Inc. (Electrical Components & Equipment)	1,640	69,700
Ann, Inc.* (Retail)	574	14,890
ANSYS, Inc.* (Software)	984	49,790
AOL, Inc.* (Internet)	1,148	19,723
Apollo Investment Corp. (Investment Companies)	2,050	19,639
AptarGroup, Inc. (Miscellaneous Manufacturing)	738	37,675
Aqua America, Inc. (Water)	1,476	31,217
Arch Coal, Inc. (Coal)	2,214	56,678
Arrow Electronics, Inc.* (Electronics)	1,230	42,742
Arthur J. Gallagher & Co. (Insurance)	1,148	32,282
Ascena Retail Group, Inc.* (Retail)	738	23,852
Ashland, Inc. (Chemicals)	820	50,217
Aspen Insurance Holdings, Ltd. (Insurance)	738	19,114
Associated Banc-Corp (Banks)	1,804	24,625
Astoria Financial Corp. (Savings & Loans)	902	10,508
Atmel Corp.* (Semiconductors)	4,756	57,548
Atmos Energy Corp. (Gas)	902	30,154
Atwood Oceanics, Inc.* (Oil & Gas)	574	26,806
Avnet, Inc.* (Electronics)	1,558	45,649
Bally Technologies, Inc.* (Entertainment)	410	16,166
BancorpSouth, Inc. (Banks)	738	9,993
Bank of Hawaii Corp. (Banks)	492	22,047
Barnes & Noble, Inc. (Retail)	410	7,134
BE Aerospace, Inc.* (Aerospace/Defense)	1,066	42,427
Bill Barrett Corp.* (Oil & Gas)	492	24,482
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	164	17,876
BJ's Wholesale Club, Inc.* (Retail)	574	28,901
Black Hills Corp. (Electric)	410	12,251
Bob Evans Farms, Inc. (Retail)	328	11,329
BorgWarner, Inc.* (Auto Parts & Equipment)	1,148	91,404
BRE Properties, Inc.—Class A (REIT)	738	38,730
Brinker International, Inc. (Retail)	902	21,666

Common Stocks, continued

	Shares	Value
Broadridge Financial Solutions, Inc. (Software)	1,312	$30,255
Brown & Brown, Inc. (Insurance)	1,230	26,826
Cabot Corp. (Chemicals)	656	25,650
Cadence Design Systems, Inc.* (Computers)	2,788	28,800
Camden Property Trust (REIT)	738	49,498
CARBO Ceramics, Inc. (Oil & Gas Services)	164	25,595
Career Education Corp.* (Commercial Services)	656	14,885
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	656	28,359
Carpenter Technology Corp. (Iron/Steel)	492	28,260
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	492	32,241
Cathay Bancorp, Inc. (Banks)	820	11,365
Charles River Laboratories International, Inc.* (Biotechnology)	574	22,702
Cheesecake Factory, Inc.* (Retail)	574	16,548
Chico's FAS, Inc. (Retail)	1,804	27,222
Church & Dwight, Inc. (Household Products/Wares)	1,476	59,542
Ciena Corp.* (Telecommunications)	984	15,213
Cimarex Energy Co. (Oil & Gas)	902	79,484
City National Corp. (Banks)	492	26,411
Clean Harbors, Inc.* (Environmental Control)	492	25,953
Cleco Corp. (Electric)	656	22,776
Collective Brands, Inc.* (Retail)	656	7,728
Commerce Bancshares, Inc. (Banks)	820	33,546
Commercial Metals Co. (Metal Fabricate/Hardware)	1,230	17,847
Community Health Systems, Inc.* (Healthcare-Services)	984	25,427
Compass Minerals International, Inc. (Mining)	328	25,827
Comstock Resources, Inc.* (Oil & Gas)	492	15,695
Con-way, Inc. (Transportation)	574	21,020
Concur Technologies, Inc.* (Software)	492	22,356
Convergys Corp.* (Commercial Services)	1,230	15,301
Copart, Inc.* (Retail)	656	28,503
CoreLogic, Inc.* (Commercial Services)	1,148	18,115
Corn Products International, Inc. (Food)	820	41,730
Corporate Office Properties Trust (REIT)	738	22,930
Corrections Corp. of America* (Commercial Services)	1,148	24,636
Cousins Properties, Inc. (REIT)	1,066	9,072
Covance, Inc.* (Healthcare-Services)	656	37,556
Crane Co. (Miscellaneous Manufacturing)	492	22,789
Cree Research, Inc.* (Semiconductors)	1,148	37,723
Cullen/Frost Bankers, Inc. (Banks)	656	35,345
Cypress Semiconductor Corp. (Semiconductors)	1,722	35,439
Cytec Industries, Inc. (Chemicals)	492	27,552
Deckers Outdoor Corp.* (Apparel)	410	40,692
Deluxe Corp. (Commercial Services)	574	13,512
Dick's Sporting Goods, Inc.* (Retail)	984	36,408
Diebold, Inc. (Computers)	656	19,837
Digital River, Inc.* (Internet)	410	10,455
Dollar Tree, Inc.* (Retail)	1,312	86,894
Domtar Corp. (Forest Products & Paper)	410	32,779
Donaldson Co., Inc. (Miscellaneous Manufacturing)	820	45,412
DPL, Inc. (Electric)	1,230	37,207
DreamWorks Animation SKG, Inc.— Class A* (Entertainment)	738	16,133
Dresser-Rand Group, Inc.* (Oil & Gas Services)	820	43,804
Dril-Quip, Inc.* (Oil & Gas Services)	328	23,127
DST Systems, Inc. (Computers)	410	20,988
Duke Realty Corp. (REIT)	2,624	36,841
East West Bancorp, Inc. (Banks)	1,558	28,916
Eastman Kodak Co.* (Miscellaneous Manufacturing)	2,788	6,691

See accompanying notes to the financial statements.

12 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks, continued

	Shares	Value
Eaton Vance Corp. (Diversified Financial Services)	1,230	$32,989
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,230	45,817
Energen Corp. (Gas)	738	43,402
Energizer Holdings, Inc.* (Electrical Components & Equipment)	738	59,512
Equinix, Inc.* (Internet)	492	51,399
Equity One, Inc. (REIT)	656	12,726
Essex Property Trust, Inc. (REIT)	328	46,038
Esterline Technologies Corp.* (Aerospace/Defense)	328	25,049
Everest Re Group, Ltd. (Insurance)	574	47,137
Exterran Holdings, Inc.* (Oil & Gas Services)	656	12,123
FactSet Research Systems, Inc. (Computers)	492	45,308
Fair Isaac Corp. (Software)	410	12,197
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,312	19,693
Federal Realty Investment Trust (REIT)	656	57,295
Fidelity National Title Group, Inc.—Class A (Insurance)	2,296	37,425
First American Financial Corp. (Insurance)	1,066	17,045
First Niagara Financial Group, Inc. (Savings & Loans)	3,116	38,171
FirstMerit Corp. (Banks)	1,148	16,772
Flowers Foods, Inc. (Food)	1,230	26,962
Foot Locker, Inc. (Retail)	1,640	35,637
Forest Oil Corp.* (Oil & Gas)	1,148	29,848
Fossil, Inc.* (Household Products/Wares)	492	61,830
FTI Consulting, Inc.* (Commercial Services)	410	14,879
Fulton Financial Corp. (Banks)	2,050	20,807
Gardner Denver, Inc. (Machinery-Diversified)	574	48,956
Gartner Group, Inc.* (Commercial Services)	902	33,293
GATX Corp. (Trucking & Leasing)	492	19,400
Gen-Probe, Inc.* (Healthcare-Products)	492	29,791
General Cable Corp.* (Electrical Components & Equipment)	574	22,828
Gentex Corp. (Electronics)	1,476	41,830
Global Payments, Inc. (Software)	820	38,876
Graco, Inc. (Machinery-Diversified)	656	28,818
Granite Construction, Inc. (Engineering & Construction)	328	7,669
Great Plains Energy, Inc. (Electric)	1,394	28,117
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,312	136,382
Greenhill & Co., Inc. (Diversified Financial Services)	246	10,834
Greif, Inc.—Class A (Packaging & Containers)	328	20,024
GUESS?, Inc. (Apparel)	656	25,007
Hancock Holding Co. (Banks)	902	29,721
Hanesbrands, Inc.* (Apparel)	984	30,022
Hanover Insurance Group, Inc. (Insurance)	492	17,815
Hansen Natural Corp.* (Beverages)	738	56,546
Harsco Corp. (Miscellaneous Manufacturing)	820	22,476
Hawaiian Electric Industries, Inc. (Electric)	984	23,026
HCC Insurance Holdings, Inc. (Insurance)	1,148	34,589
Health Management Associates, Inc.—Class A* (Healthcare-Services)	2,624	24,928
Health Net, Inc.* (Healthcare-Services)	902	25,364
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,066	20,872
Henry Schein, Inc.* (Healthcare-Products)	984	65,397
Herman Miller, Inc. (Office Furnishings)	574	13,208
Highwoods Properties, Inc. (REIT)	738	25,409
Hill-Rom Holdings, Inc. (Healthcare-Products)	656	24,462
HNI Corp. (Office Furnishings)	492	10,288
HollyFrontier Corp. (Oil & Gas)	1,066	80,366
Hologic, Inc.* (Healthcare-Products)	2,706	50,250
Hospitality Properties Trust (REIT)	1,312	33,128

Common Stocks, continued

	Shares	Value
Hubbell, Inc.—Class B (Electrical Components & Equipment)	656	$39,012
Huntington Ingalls Industries, Inc.* (Transportation)	492	16,472
IDACORP, Inc. (Electric)	492	19,291
IDEX Corp. (Machinery-Diversified)	902	37,415
IDEXX Laboratories, Inc.* (Healthcare-Products)	574	47,608
Immucor, Inc.* (Healthcare-Products)	738	19,557
Informatica Corp.* (Software)	1,066	54,505
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,640	30,422
Integrated Device Technology, Inc.* (Semiconductors)	1,558	10,657
International Bancshares Corp. (Banks)	574	9,655
International Rectifier Corp.* (Semiconductors)	738	18,959
International Speedway Corp.—Class A (Entertainment)	328	9,174
Intersil Corp.—Class A (Semiconductors)	1,312	15,810
Intrepid Potash, Inc.* (Chemicals)	492	16,359
Itron, Inc.* (Electronics)	410	17,646
ITT Educational Services, Inc.* (Commercial Services)	246	21,075
J. Crew Group—Escrowed Security*(a) (Retail)	656	—
J.B. Hunt Transport Services, Inc. (Transportation)	902	40,806
Jack Henry & Associates, Inc. (Computers)	902	26,113
Jefferies Group, Inc. (Diversified Financial Services)	1,476	27,911
JetBlue Airways Corp.* (Airlines)	2,132	10,212
John Wiley & Sons, Inc. (Media)	492	24,630
Jones Lang LaSalle, Inc. (Real Estate)	410	34,899
Kansas City Southern Industries, Inc.* (Transportation)	1,148	68,134
KB Home (Home Builders)	738	6,266
KBR, Inc. (Engineering & Construction)	1,558	55,543
Kennametal, Inc. (Hand/Machine Tools)	820	32,333
Kindred Healthcare, Inc.* (Healthcare-Services)	574	10,814
Kinetic Concepts, Inc.* (Healthcare-Products)	656	43,913
Kirby Corp.* (Transportation)	574	33,476
Korn/Ferry International* (Commercial Services)	492	10,598
Lam Research Corp.* (Semiconductors)	1,312	53,635
Lamar Advertising Co.* (Advertising)	574	14,614
Lancaster Colony Corp. (Miscellaneous Manufacturing)	164	9,861
Landstar System, Inc. (Transportation)	492	22,066
Lender Processing Services, Inc. (Diversified Financial Services)	902	16,985
Lennox International, Inc. (Building Materials)	492	18,194
Liberty Property Trust (REIT)	1,230	41,771
Life Time Fitness, Inc.* (Leisure Time)	410	17,122
LifePoint Hospitals, Inc.* (Healthcare-Services)	574	21,295
Lincare Holdings, Inc. (Healthcare-Services)	984	25,181
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	902	30,866
LKQ Corp.* (Distribution/Wholesale)	1,558	38,280
Louisiana-Pacific Corp.* (Forest Products & Paper)	1,394	10,804
Lubrizol Corp. (Chemicals)	656	88,298
M.D.C. Holdings, Inc. (Home Builders)	410	9,270
Mack-Cali Realty Corp. (REIT)	902	30,010
Manpower, Inc. (Commercial Services)	820	41,426
ManTech International Corp.—Class A (Software)	246	10,037
Martin Marietta Materials (Building Materials)	492	37,205

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 13

Common Stocks, continued

	Shares	Value
Masimo Corp. (Healthcare-Products)	656	$18,224
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	328	11,870
MDU Resources Group, Inc. (Electric)	1,968	42,430
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	656	24,390
Mednax, Inc.* (Healthcare-Services)	492	33,535
Mentor Graphics Corp.* (Computers)	1,148	13,122
Mercury General Corp. (Insurance)	410	15,227
Meredith Corp. (Media)	410	12,238
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	328	50,778
Micros Systems, Inc.* (Computers)	820	40,155
Mine Safety Appliances Co. (Environmental Control)	328	11,191
Minerals Technologies, Inc. (Chemicals)	164	10,624
Mohawk Industries, Inc.* (Textiles)	574	29,865
MSC Industrial Direct Co.—Class A (Retail)	492	30,396
MSCI, Inc.—Class A* (Software)	1,230	43,653
National Fuel Gas Co. (Pipelines)	820	59,352
National Instruments Corp. (Computers)	902	23,308
NCR Corp.* (Computers)	1,640	32,718
NeuStar, Inc.* (Telecommunications)	738	19,218
New York Community Bancorp (Savings & Loans)	4,592	62,130
NewMarket Corp. (Chemicals)	82	13,450
Nordson Corp. (Machinery-Diversified)	738	37,660
Northern Oil and Gas, Inc.* (Oil & Gas)	574	12,708
NSTAR (Electric)	1,066	47,256
NV Energy, Inc. (Electric)	2,460	36,506
NVR, Inc.* (Home Builders)	82	55,767
Oceaneering International, Inc. (Oil & Gas Services)	1,148	49,594
Office Depot, Inc.* (Retail)	2,952	11,159
OGE Energy Corp. (Electric)	984	49,239
Oil States International, Inc.* (Oil & Gas Services)	574	46,322
Old Republic International Corp. (Insurance)	2,624	27,395
Olin Corp. (Chemicals)	820	17,146
OMEGA Healthcare Investors, Inc. (REIT)	1,066	20,936
Omnicare, Inc. (Pharmaceuticals)	1,230	37,515
Oshkosh Truck Corp.* (Auto Manufacturers)	984	24,423
Overseas Shipholding Group, Inc. (Transportation)	246	5,988
Owens & Minor, Inc. (Distribution/Wholesale)	656	20,008
Packaging Corp. of America (Packaging & Containers)	1,066	28,430
Panera Bread Co.—Class A* (Retail)	328	37,822
Parametric Technology Corp.* (Software)	1,230	25,572
Patriot Coal Corp.* (Coal)	984	18,607
Patterson-UTI Energy, Inc. (Oil & Gas)	1,640	53,349
Pentair, Inc. (Miscellaneous Manufacturing)	984	36,221
Perrigo Co. (Pharmaceuticals)	902	81,460
PetSmart, Inc. (Retail)	1,148	49,387
Pharmaceutical Product Development, Inc. (Commercial Services)	1,148	33,097
Plains Exploration & Production Co.* (Oil & Gas)	1,476	57,579
Plantronics, Inc. (Telecommunications)	492	16,851
PNM Resources, Inc. (Electric)	902	13,548
Polaris Industries, Inc. (Leisure Time)	328	38,884
Polycom, Inc.* (Telecommunications)	1,804	48,762
Potlatch Corp. (Forest Products & Paper)	410	13,620
Prosperity Bancshares, Inc. (Banks)	492	20,433
Protective Life Corp. (Insurance)	902	19,177
PVH Corp. (Retail)	738	52,804
QLogic Corp.* (Semiconductors)	1,066	16,171
Quest Software, Inc.* (Software)	656	12,451
Questar Corp. (Pipelines)	1,886	34,759

Common Stocks, continued

	Shares	Value
Quicksilver Resources, Inc.* (Oil & Gas)	1,230	$17,404
Rackspace Hosting, Inc.* (Internet)	1,066	42,640
RadioShack Corp. (Retail)	1,066	14,839
Ralcorp Holdings, Inc.* (Food)	574	49,651
Raymond James Financial Corp. (Diversified Financial Services)	1,066	33,856
Rayonier, Inc. (Forest Products & Paper)	820	52,849
Realty Income Corp. (REIT)	1,312	42,588
Regal-Beloit Corp. (Hand/Machine Tools)	410	24,858
Regency Centers Corp. (REIT)	902	40,518
Regis Corp. (Retail)	574	8,524
Reinsurance Group of America, Inc. (Insurance)	738	42,959
Reliance Steel & Aluminum Co. (Iron/Steel)	738	34,693
Rent-A-Center, Inc. (Commercial Services)	656	17,745
ResMed, Inc.* (Healthcare-Products)	1,558	47,192
RF Micro Devices, Inc.* (Telecommunications)	2,870	19,372
Riverbed Technology, Inc.* (Computers)	1,558	44,606
Rock-Tenn Co.—Class A (Forest Products & Paper)	738	45,357
Rollins, Inc. (Commercial Services)	656	12,523
Rovi Corp.* (Semiconductors)	1,148	60,810
RPM, Inc. (Chemicals)	1,394	29,386
Ruddick Corp. (Food)	410	17,179
Saks, Inc.* (Retail)	1,722	18,494
Scholastic Corp. (Media)	246	7,065
Scientific Games Corp.—Class A* (Entertainment)	656	5,996
SEI Investments Co. (Software)	1,476	29,195
Semtech Corp.* (Semiconductors)	656	15,285
Senior Housing Properties Trust (REIT)	1,476	35,335
Sensient Technologies Corp. (Chemicals)	492	18,263
Service Corp. International (Commercial Services)	2,460	25,756
Shaw Group, Inc.* (Engineering & Construction)	738	19,099
Silgan Holdings, Inc. (Packaging & Containers)	492	19,080
Silicon Laboratories, Inc.* (Semiconductors)	492	17,422
Skyworks Solutions, Inc.* (Semiconductors)	1,968	49,810
SL Green Realty Corp. (REIT)	902	73,982
SM Energy Co. (Oil & Gas)	656	49,430
Smithfield Foods, Inc.* (Food)	1,722	37,918
Solera Holdings, Inc. (Software)	738	41,239
Sonoco Products Co. (Packaging & Containers)	1,066	34,165
Sotheby's (Commercial Services)	738	31,254
Southern Union Co. (Gas)	1,312	56,416
SPX Corp. (Miscellaneous Manufacturing)	492	37,018
StanCorp Financial Group, Inc. (Insurance)	492	16,364
Steel Dynamics, Inc. (Iron/Steel)	2,296	35,864
STERIS Corp. (Healthcare-Products)	656	22,953
Strayer Education, Inc. (Commercial Services)	164	19,951
Superior Energy Services, Inc.* (Oil & Gas Services)	820	34,022
SVB Financial Group* (Banks)	410	25,018
Synopsys, Inc.* (Computers)	1,558	37,345
Synovus Financial Corp. (Banks)	8,200	15,006
Taubman Centers, Inc. (REIT)	574	34,383
TCF Financial Corp. (Banks)	1,640	20,861
Tech Data Corp.* (Distribution/Wholesale)	492	22,962
Techne Corp. (Healthcare-Products)	410	31,074
Teleflex, Inc. (Miscellaneous Manufacturing)	410	24,694
Telephone & Data Systems, Inc. (Telecommunications)	984	27,906
Temple-Inland, Inc. (Forest Products & Paper)	1,148	34,463
Terex Corp.* (Machinery-Construction & Mining)	1,148	25,497
The Brink's Co. (Miscellaneous Manufacturing)	492	14,681
The Cooper Cos., Inc. (Healthcare-Products)	492	37,633
The Corporate Executive Board Co. (Commercial Services)	328	13,333
The Macerich Co. (REIT)	1,394	74,063
See accompanying notes to the financial statements.

14 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks, continued

	Shares	Value
The New York Times Co.—Class A* (Media)	1,230	$10,553
The Ryland Group, Inc. (Home Builders)	492	7,247
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	492	24,826
The Timberland Co.—Class A* (Apparel)	410	17,544
The Timken Co. (Metal Fabricate/Hardware)	820	35,809
The Warnaco Group, Inc.* (Apparel)	492	26,224
The Wendy's Co. (Retail)	3,362	17,718
Thomas & Betts Corp.* (Electronics)	574	28,000
Thor Industries, Inc. (Home Builders)	410	10,139
Thoratec Corp.* (Healthcare-Products)	574	19,338
Tibco Software, Inc.* (Internet)	1,722	44,841
Tidewater, Inc. (Oil & Gas Services)	574	31,191
Toll Brothers, Inc.* (Home Builders)	1,558	31,098
Tootsie Roll Industries, Inc. (Food)	246	6,900
Towers Watson & Co.—Class A (Commercial Services)	492	30,086
Tractor Supply Co. (Retail)	738	48,649
Transatlantic Holdings, Inc. (Insurance)	656	33,594
Trimble Navigation, Ltd.* (Electronics)	1,312	46,681
Trinity Industries, Inc. (Miscellaneous Manufacturing)	820	24,428
Triumph Group, Inc. (Aerospace/Defense)	328	17,660
Trustmark Corp. (Banks)	574	12,507
Tupperware Corp. (Household Products/Wares)	656	40,993
tw telecom, Inc.* (Telecommunications)	1,558	30,770
UDR, Inc. (REIT)	2,132	56,093
UGI Corp. (Gas)	1,148	34,784
Under Armour, Inc.—Class A* (Retail)	410	30,098
Unit Corp.* (Oil & Gas)	410	24,604
United Rentals, Inc.* (Commercial Services)	656	15,095
United Therapeutics Corp.* (Pharmaceuticals)	492	28,231
Unitrin, Inc. (Insurance)	492	13,860
Universal Corp. (Agriculture)	246	9,033
Universal Health Services, Inc.—Class B (Healthcare-Services)	984	48,846
URS Corp.* (Engineering & Construction)	820	33,481
UTI Worldwide, Inc. (Transportation)	1,066	17,237
Valley National Bancorp (Banks)	1,804	23,723
Valmont Industries, Inc. (Metal Fabricate/Hardware)	246	23,948
Valspar Corp. (Chemicals)	984	32,344
ValueClick, Inc.* (Internet)	820	14,809
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	820	49,807
VCA Antech, Inc.* (Pharmaceuticals)	902	17,625
Vectren Corp. (Gas)	820	21,656
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,132	110,566
Vishay Intertechnology, Inc.* (Electronics)	1,722	23,712
W.R. Berkley Corp. (Insurance)	1,230	37,872
Wabtec Corp. (Machinery-Diversified)	492	31,744
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	902	33,103
Washington Federal, Inc. (Savings & Loans)	1,148	19,413
Waste Connections, Inc. (Environmental Control)	1,148	37,012
Watsco, Inc. (Distribution/Wholesale)	328	19,411
Webster Financial Corp. (Banks)	738	15,070
Weingarten Realty Investors (REIT)	1,230	31,636
WellCare Health Plans, Inc.* (Healthcare-Services)	410	17,978
Werner Enterprises, Inc. (Transportation)	492	11,587
Westamerica Bancorp (Banks)	328	15,393
Westar Energy, Inc. (Electric)	1,148	29,630
WGL Holdings, Inc. (Gas)	574	22,277
Williams Sonoma, Inc. (Retail)	1,066	39,463

Common Stocks, continued

	Shares	Value
WMS Industries, Inc.* (Leisure Time)	574	$15,825
Woodward, Inc. (Electronics)	656	22,632
Worthington Industries, Inc. (Metal Fabricate/Hardware)	574	12,037
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	574	22,960
TOTAL COMMON STOCKS (Cost $8,640,622)		11,984,568

Repurchase Agreements(b)(c) (64.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $22,315,210	$22,315,000	$22,315,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,315,000)		22,315,000
TOTAL INVESTMENT SECURITIES (Cost $30,955,622)—99.4%		34,299,568
Net other assets (liabilities)—0.6%		217,785
NET ASSETS—100.0%		$34,517,353

*  Non-income producing security

(a)  Security issued in connection with a pending litigation settlement and was fair valued at $0 on July 31, 2011.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $2,033,000.

(c)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring 9/19/11 (Underlying notional amount at value $8,662,720)	92	$(192,523)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$4,958,180	$(34,429)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	8,995,500	(62,362)
		$(96,791)

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 15

Mid-Cap ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Advertising	$14,614	NM
Aerospace/Defense	106,531	0.3%
Agriculture	9,033	NM
Airlines	35,271	0.1%
Apparel	139,489	0.4%
Auto Manufacturers	24,423	0.1%
Auto Parts & Equipment	91,404	0.3%
Banks	417,214	1.2%
Beverages	192,928	0.6%
Biotechnology	151,144	0.4%
Building Materials	55,399	0.2%
Chemicals	394,804	1.1%
Coal	75,285	0.2%
Commercial Services	473,548	1.4%
Computers	332,300	1.0%
Distribution/Wholesale	131,083	0.4%
Diversified Financial Services	215,563	0.6%
Electric	406,520	1.2%
Electrical Components & Equipment	241,830	0.7%
Electronics	268,892	0.8%
Engineering & Construction	146,222	0.4%
Entertainment	47,469	0.1%
Environmental Control	74,156	0.2%
Food	180,340	0.5%
Forest Products & Paper	189,872	0.5%
Gas	242,145	0.7%
Hand/Machine Tools	88,057	0.3%
Healthcare-Products	457,392	1.3%
Healthcare-Services	297,984	0.9%
Home Builders	119,787	0.3%
Household Products/Wares	196,281	0.6%
Insurance	466,545	1.3%
	Value	% of Net Assets
Internet	$183,867	0.5%
Investment Companies	19,639	0.1%
Iron/Steel	98,817	0.3%
Leisure Time	71,831	0.2%
Machinery-Construction & Mining	25,497	0.1%
Machinery-Diversified	254,214	0.7%
Media	78,883	0.2%
Metal Fabricate/Hardware	89,641	0.3%
Mining	25,827	0.1%
Miscellaneous Manufacturing	342,138	1.0%
Office Furnishings	23,496	0.1%
Oil & Gas	471,755	1.4%
Oil & Gas Services	286,650	0.8%
Packaging & Containers	101,699	0.3%
Pharmaceuticals	267,279	0.8%
Pipelines	94,111	0.3%
REIT	866,774	2.5%
Real Estate	34,899	0.1%
Retail	801,611	2.3%
Savings & Loans	130,222	0.4%
Semiconductors	458,769	1.3%
Software	436,591	1.3%
Telecommunications	199,799	0.6%
Textiles	29,865	0.1%
Transportation	256,552	0.7%
Trucking & Leasing	19,400	0.1%
Water	31,217	0.1%
Other**	22,532,785	65.2%
Total	$34,517,353	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

16 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks (62.6%)

	Percentage of Net Assets	Shares	Value
athenahealth, Inc.* (Software)	0.1%	306	$17,990
Berry Petroleum Co.—Class A (Oil & Gas)	0.2%	357	20,474
Bill Barrett Corp.* (Oil & Gas)	0.1%	357	17,764
BioMed Realty Trust, Inc. (REIT)	0.1%	867	17,011
CBL & Associates Properties, Inc. (REIT)	0.1%	1,071	19,021
Cepheid, Inc.* (Healthcare- Products)	0.1%	510	19,258
Clean Harbors, Inc.* (Environmental Control)	0.1%	306	16,141
Coeur d'Alene Mines Corp.* (Mining)	0.1%	714	19,485
Complete Production Services, Inc.* (Oil & Gas Services)	0.2%	612	23,795
Crocs, Inc.* (Apparel)	0.2%	663	20,772
CVR Energy, Inc.* (Oil & Gas)	0.1%	663	17,802
Dana Holding Corp.* (Auto Parts & Equipment)	0.1%	1,122	18,704
Dril-Quip, Inc.* (Oil & Gas Services)	0.1%	255	17,980
Energy XXI (Bermuda), Ltd.* (Oil & Gas)	0.1%	561	18,406
Genesee & Wyoming, Inc.— Class A* (Transportation)	0.1%	357	19,649
Hancock Holding Co. (Banks)	0.1%	561	18,485
Hatteras Financial Corp. (REIT)	0.1%	663	17,782
HEALTHSOUTH Corp.* (Healthcare-Services)	0.1%	714	17,422
HealthSpring, Inc.* (Healthcare-Services)	0.2%	510	20,930
Hecla Mining Co.* (Mining)	0.1%	2,397	18,625
HEICO Corp. (Aerospace/Defense)	0.1%	306	15,992
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	0.1%	867	16,976
Hexcel Corp.* (Aerospace/Defense Equipment)	0.1%	765	18,314
HMS Holdings Corp.* (Commercial Services)	0.1%	255	19,278
InterDigital, Inc. (Telecommunications)	0.2%	357	24,365
Jack Henry & Associates, Inc. (Computers)	0.1%	612	17,717
Key Energy Services, Inc.* (Oil & Gas Services)	0.1%	969	18,886
Kilroy Realty Corp. (REIT)	0.1%	510	19,676
LaSalle Hotel Properties (REIT)	0.1%	714	17,857
Lufkin Industries, Inc. (Oil & Gas Services)	0.1%	204	16,622
MFA Financial, Inc. (REIT)	0.2%	2,754	20,627
MGE Energy, Inc. (Electric)	0.1%	408	16,761
Mid-America Apartment Communities, Inc. (REIT)	0.1%	255	18,051
NBT Bancorp, Inc. (Banks)	0.1%	867	19,109
Netlogic Microsystems, Inc.* (Semiconductors)	0.1%	510	17,620

Common Stocks, continued

	Percentage of Net Assets	Shares	Value
Owens & Minor, Inc. (Distribution/Wholesale)	0.1%	561	$17,110
Parametric Technology Corp.* (Software)	0.1%	867	18,025
ProAssurance Corp.* (Insurance)	0.1%	255	17,761
Rosetta Resources, Inc.* (Oil & Gas)	0.2%	408	21,122
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	0.1%	408	15,822
Sotheby's (Commercial Services)	0.1%	459	19,439
STERIS Corp. (Healthcare- Products)	0.1%	459	16,060
SVB Financial Group* (Banks)	0.1%	306	18,672
Tenneco, Inc.* (Auto Parts & Equipment)	0.1%	459	18,332
The Warnaco Group, Inc.* (Apparel)	0.1%	306	16,310
Triumph Group, Inc. (Aerospace/Defense)	0.1%	306	16,475
West Pharmaceutical Services, Inc. (Healthcare- Products)	0.1%	408	17,899
Woodward, Inc. (Electronics)	0.1%	459	15,835
World Fuel Services Corp. (Retail)	0.2%	561	21,110
Other Common Stocks	56.9%	464,968	7,833,527

TOTAL COMMON STOCKS (Cost $6,820,673)	8,738,846

Repurchase Agreements(a)(b) (40.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $5,676,053	$5,676,000	$5,676,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,676,000)		5,676,000
TOTAL INVESTMENT SECURITIES (Cost $12,496,673)—103.3%		14,414,846
Net other assets (liabilities)—(3.3)%		(465,819)
NET ASSETS—100.0%		$13,949,027

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $754,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

July 31, 2011 :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 17

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contract expiring 9/19/11 (Underlying notional amount at value $636,960)	8	$10,106

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$1,700,781	$(8,095)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	2,850,072	(14,023)
		$(22,118)

Small-Cap ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Advertising	$10,463	0.1%
Aerospace/Defense	117,604	0.8%
Aerospace/Defense Equipment	18,314	0.1%
Agriculture	32,034	0.2%
Airlines	43,117	0.3%
Apparel	151,587	1.1%
Auto Manufacturers	9,241	0.1%
Auto Parts & Equipment	98,829	0.7%
Banks	505,534	3.6%
Beverages	18,766	0.1%
Biotechnology	181,894	1.3%
Building Materials	66,656	0.5%
Chemicals	186,432	1.3%
Coal	32,608	0.2%
Commercial Services	600,089	4.3%
Computers	174,465	1.3%
Cosmetics/Personal Care	7,996	0.1%
Distribution/Wholesale	93,718	0.7%
Diversified Financial Services	149,792	1.1%
Electric	184,266	1.3%
Electrical Components & Equipment	81,659	0.6%
Electronics	200,691	1.4%
Energy-Alternate Sources	10,891	0.1%
Engineering & Construction	46,205	0.3%
Entertainment	74,619	0.5%
Environmental Control	66,790	0.5%
Food	146,749	1.1%
	Value	% of Net Assets
Forest Products & Paper	$79,124	0.6%
Gas	90,987	0.7%
Hand/Machine Tools	6,678	0.1%
Healthcare-Products	329,138	2.4%
Healthcare-Services	172,815	1.2%
Holding Companies-Diversified	9,219	0.1%
Home Builders	29,757	0.2%
Home Furnishings	25,302	0.2%
Household Products/Wares	38,237	0.3%
Housewares	5,189	NM
Insurance	255,551	1.8%
Internet	222,283	1.6%
Investment Companies	75,321	0.5%
Iron/Steel	5,425	NM
Leisure Time	35,078	0.3%
Lodging	27,671	0.2%
Machinery-Construction & Mining	9,568	0.1%
Machinery-Diversified	145,118	1.0%
Media	62,366	0.4%
Metal Fabricate/Hardware	59,516	0.4%
Mining	141,435	1.0%
Miscellaneous Manufacturing	213,959	1.5%
Office Furnishings	35,671	0.3%
Oil & Gas	352,131	2.5%
Oil & Gas Services	183,648	1.3%
Packaging & Containers	11,735	0.1%
Pharmaceuticals	235,669	1.7%
Pipelines	7,124	0.1%
REIT	725,269	5.2%
Real Estate	13,302	0.1%
Retail	516,409	3.7%
Savings & Loans	82,998	0.6%
Semiconductors	290,439	2.1%
Software	364,537	2.6%
Storage/Warehousing	6,460	NM
Telecommunications	327,198	2.3%
Textiles	15,342	0.1%
Toys/Games/Hobbies	4,450	NM
Transportation	165,365	1.2%
Trucking & Leasing	23,796	0.2%
Water	26,557	0.2%
Other**	5,210,181	37.4%
Total	$13,949,027	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

18 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2011

Common Stocks (35.4%)

	Shares	Value
Activision Blizzard, Inc. (Software)	7,656	$90,647
Adobe Systems, Inc.* (Software)	3,366	93,305
Akamai Technologies, Inc.* (Internet)	1,254	30,372
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,221	69,353
Altera Corp. (Semiconductors)	2,145	87,688
Amazon.com, Inc.* (Internet)	3,036	675,571
Amgen, Inc.* (Biotechnology)	6,237	341,164
Apollo Group, Inc.—Class A* (Commercial Services)	957	48,644
Apple Computer, Inc.* (Computers)	6,204	2,422,538
Applied Materials, Inc. (Semiconductors)	8,844	108,958
Autodesk, Inc.* (Software)	1,551	53,354
Automatic Data Processing, Inc. (Software)	3,366	173,315
Baidu, Inc.ADR* (Internet)	1,815	285,082
Bed Bath & Beyond, Inc.* (Retail)	1,683	98,439
Biogen Idec, Inc.* (Biotechnology)	1,617	164,724
BMC Software, Inc.* (Software)	1,188	51,345
Broadcom Corp.—Class A (Semiconductors)	3,234	119,884
C.H. Robinson Worldwide, Inc. (Transportation)	1,122	81,132
CA, Inc. (Software)	3,399	75,798
Celgene Corp.* (Biotechnology)	3,102	183,949
Cerner Corp.* (Software)	1,122	74,602
Check Point Software Technologies, Ltd.* (Internet)	1,386	79,903
Cisco Systems, Inc. (Telecommunications)	36,861	588,670
Citrix Systems, Inc.* (Software)	1,254	90,338
Cognizant Technology Solutions Corp.* (Computers)	2,046	142,954
Comcast Corp.—Class A (Media)	13,959	335,295
Costco Wholesale Corp. (Retail)	2,937	229,820
Ctrip.com International, Ltd.ADR* (Internet)	990	45,639
Dell, Inc.* (Computers)	12,639	205,257
DENTSPLY International, Inc. (Healthcare-Products)	957	36,261
DIRECTV—Class A* (Media)	5,148	260,901
Dollar Tree, Inc.* (Retail)	825	54,640
eBay, Inc.* (Internet)	8,712	285,318
Electronic Arts, Inc.* (Software)	2,244	49,929
Expedia, Inc. (Internet)	1,650	52,288
Expeditors International of Washington, Inc. (Transportation)	1,419	67,715
Express Scripts, Inc.* (Pharmaceuticals)	3,564	193,383
F5 Networks, Inc.* (Internet)	528	49,357
Fastenal Co. (Distribution/Wholesale)	1,980	66,627
First Solar, Inc.* (Energy-Alternate Sources)	594	70,229
Fiserv, Inc.* (Software)	957	57,765
Flextronics International, Ltd.* (Electronics)	5,082	32,779
FLIR Systems, Inc. (Electronics)	1,056	28,998
Garmin, Ltd. (Electronics)	1,386	45,225
Gilead Sciences, Inc.* (Pharmaceuticals)	5,280	223,661
Google, Inc.—Class A* (Internet)	1,683	1,016,010
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,023	106,341

Common Stocks, continued

	Shares	Value
Henry Schein, Inc.* (Healthcare-Products)	627	$41,670
Illumina, Inc.* (Biotechnology)	825	51,521
Infosys Technologies, Ltd.ADR (Software)	660	41,065
Intel Corp. (Semiconductors)	35,541	793,631
Intuit, Inc.* (Software)	2,013	94,007
Intuitive Surgical, Inc.* (Healthcare- Products)	264	105,745
Joy Global, Inc. (Machinery-Construction & Mining)	693	65,087
KLA-Tencor Corp. (Semiconductors)	1,122	44,678
Lam Research Corp.* (Semiconductors)	825	33,726
Liberty Media Holding Corp.-Interactive Series A* (Internet)	3,828	62,817
Life Technologies Corp.* (Biotechnology)	1,188	53,496
Linear Technology Corp. (Semiconductors)	1,518	44,477
Marvell Technology Group, Ltd.* (Semiconductors)	4,092	60,643
Mattel, Inc. (Toys/Games/Hobbies)	2,343	62,464
Maxim Integrated Products, Inc. (Semiconductors)	1,980	45,461
Microchip Technology, Inc. (Semiconductors)	1,287	43,436
Micron Technology, Inc.* (Semiconductors)	6,699	49,372
Microsoft Corp. (Software)	56,529	1,548,895
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,937	66,905
NetApp, Inc.* (Computers)	2,475	117,612
Netflix, Inc.* (Internet)	363	96,554
News Corp.—Class A (Media)	12,243	196,133
NII Holdings, Inc.—Class B* (Telecommunications)	1,155	48,914
NVIDIA Corp.* (Semiconductors)	4,026	55,680
O'Reilly Automotive, Inc.* (Retail)	924	54,978
Oracle Corp. (Software)	33,924	1,037,396
PACCAR, Inc. (Auto Manufacturers)	2,442	104,542
Paychex, Inc. (Commercial Services)	2,442	68,938
Priceline.com, Inc.* (Internet)	330	177,424
QIAGEN N.V.* (Biotechnology)	1,551	26,274
Qualcomm, Inc. (Telecommunications)	11,187	612,824
Research In Motion, Ltd.* (Computers)	3,498	87,450
Ross Stores, Inc. (Retail)	792	60,010
SanDisk Corp.* (Computers)	1,584	67,368
Seagate Technology PLC (Computers)	2,871	39,878
Sears Holdings Corp.* (Retail)	726	50,580
Sigma-Aldrich Corp. (Chemicals)	825	55,357
Sirius XM Radio, Inc.* (Media)	26,433	55,774
Staples, Inc. (Retail)	4,785	76,847
Starbucks Corp. (Retail)	5,016	201,091
Stericycle, Inc.* (Environmental Control)	561	46,069
Symantec Corp.* (Internet)	5,082	96,863
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	4,719	220,094
Urban Outfitters, Inc.* (Retail)	1,089	35,436
VeriSign, Inc. (Internet)	1,122	35,018
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,386	71,878
Virgin Media, Inc. (Telecommunications)	2,112	55,884
Vodafone Group PLCADR (Telecommunications)	5,808	163,205
Warner Chilcott PLC—Class A (Pharmaceuticals)	1,716	36,070
Whole Foods Market, Inc. (Food)	1,188	79,240
Wynn Resorts, Ltd. (Lodging)	825	126,786

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: NASDAQ-100 ProFund :: 19

Common Stocks, continued

	Shares	Value
Xilinx, Inc. (Semiconductors)	1,782	$57,202
Yahoo!, Inc.* (Internet)	8,745	114,559
TOTAL COMMON STOCKS (Cost $8,364,372)		17,484,191

Repurchase Agreements(a)(b) (70.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $34,952,329	$34,952,000	$34,952,000
TOTAL REPURCHASE AGREEMENTS (Cost $34,952,000)		34,952,000
TOTAL INVESTMENT SECURITIES (Cost $43,316,372)—106.1%		52,436,191
Net other assets (liabilities)—(6.1)%		(3,022,876)
NET ASSETS—100.0%		$49,413,315

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $3,992,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR  American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring 9/19/11 (Underlying notional amount at value $2,502,130)	53	$122,915

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$18,146,701	$(40,629)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	11,786,392	(21,360)
		$(61,989)

NASDAQ-100 ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Auto Manufacturers	$104,542	0.2%
Beverages	106,341	0.2%
Biotechnology	962,359	2.0%
Chemicals	55,357	0.1%
Commercial Services	117,582	0.2%
Computers	3,083,057	6.2%
Distribution/Wholesale	66,627	0.1%
Electronics	107,002	0.2%
Energy-Alternate Sources	70,229	0.1%
Environmental Control	46,069	0.1%
Food	79,240	0.2%
Healthcare-Products	183,676	0.4%
Internet	3,102,775	6.3%
Lodging	126,786	0.3%
Machinery-Construction & Mining	65,087	0.1%
Media	848,103	1.7%
Pharmaceuticals	740,113	1.5%
Retail	861,841	1.8%
Semiconductors	1,544,836	3.1%
Software	3,531,761	7.2%
Telecommunications	1,469,497	3.0%
Toys/Games/Hobbies	62,464	0.1%
Transportation	148,847	0.3%
Other**	31,929,124	64.6%
Total	$49,413,315	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

20 :: NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks (100.1%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,020	$88,883
Abercrombie & Fitch Co.—Class A (Retail)	102	7,458
Accenture PLC—Class A (Computers)	1,020	60,323
ACE, Ltd. (Insurance)	1,020	68,320
Adobe Systems, Inc.* (Software)	714	19,792
Aetna, Inc. (Healthcare-Services)	1,122	46,552
AFLAC, Inc. (Insurance)	510	23,491
Air Products & Chemicals, Inc. (Chemicals)	306	27,151
Airgas, Inc. (Chemicals)	102	7,007
AK Steel Holding Corp. (Iron/Steel)	306	3,718
Alcoa, Inc. (Mining)	3,264	48,079
Allegheny Technologies, Inc. (Iron/Steel)	204	11,871
Allstate Corp. (Insurance)	1,632	45,239
Alpha Natural Resources, Inc.* (Coal)	204	8,713
Altria Group, Inc. (Agriculture)	4,182	109,987
Ameren Corp. (Electric)	714	20,578
American Electric Power, Inc. (Electric)	1,428	52,636
American Express Co. (Diversified Financial Services)	1,428	71,457
American International Group, Inc.* (Insurance)	1,326	38,056
AmerisourceBergen Corp. (Pharmaceuticals)	408	15,630
Amgen, Inc.* (Biotechnology)	1,326	72,532
Anadarko Petroleum Corp. (Oil & Gas)	1,020	84,211
AON Corp. (Insurance)	1,020	49,082
Apache Corp. (Oil & Gas)	612	75,717
Apartment Investment and Management Co.—Class A (REIT)	204	5,569
Applied Materials, Inc. (Semiconductors)	2,448	30,159
Archer-Daniels-Midland Co. (Agriculture)	2,040	61,975
Assurant, Inc. (Insurance)	306	10,900
AT&T, Inc. (Telecommunications)	10,506	307,406
Automatic Data Processing, Inc. (Software)	510	26,260
AutoNation, Inc.* (Retail)	204	7,672
Avery Dennison Corp. (Household Products/Wares)	204	6,436
Baker Hughes, Inc. (Oil & Gas Services)	714	55,249
Bank of America Corp. (Banks)	30,906	300,097
Bank of New York Mellon Corp. (Banks)	3,774	94,765
Baxter International, Inc. (Healthcare-Products)	612	35,600
BB&T Corp. (Banks)	2,142	55,007
Becton, Dickinson & Co. (Healthcare-Products)	204	17,056
Bemis Co., Inc. (Packaging & Containers)	306	9,670
Berkshire Hathaway, Inc.—Class B* (Insurance)	5,304	393,398
Best Buy Co., Inc. (Retail)	408	11,261
Big Lots, Inc.* (Retail)	102	3,553
BlackRock, Inc. (Diversified Financial Services)	102	18,203
Boeing Co. (Aerospace/Defense)	918	64,691
Boston Properties, Inc. (REIT)	204	21,901
Boston Scientific Corp.* (Healthcare-Products)	4,692	33,595
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,346	67,236
CA, Inc. (Software)	408	9,098
Cabot Oil & Gas Corp. (Oil & Gas)	204	15,112
Campbell Soup Co. (Food)	306	10,113
Capital One Financial Corp. (Diversified Financial Services)	1,428	68,258
Cardinal Health, Inc. (Pharmaceuticals)	1,020	44,635
CareFusion Corp.* (Healthcare-Products)	714	18,842
Carnival Corp.—Class A (Leisure Time)	612	20,380

Common Stocks, continued

	Shares	Value
Caterpillar, Inc. (Machinery-Construction & Mining)	918	$90,689
CBS Corp.—Class B (Media)	2,040	55,835
CenterPoint Energy, Inc. (Electric)	1,326	25,963
CenturyLink, Inc. (Telecommunications)	918	34,067
Cephalon, Inc.* (Pharmaceuticals)	102	8,154
Chesapeake Energy Corp. (Oil & Gas)	1,224	42,044
Chevron Corp. (Oil & Gas)	6,120	636,602
Chubb Corp. (Insurance)	918	57,357
Cincinnati Financial Corp. (Insurance)	510	13,938
Cintas Corp. (Textiles)	408	13,280
Cisco Systems, Inc. (Telecommunications)	7,242	115,655
Citigroup, Inc. (Banks)	8,874	340,229
Clorox Co. (Household Products/Wares)	204	14,604
CME Group, Inc. (Diversified Financial Services)	204	58,995
CMS Energy Corp. (Electric)	816	15,618
Comerica, Inc. (Banks)	510	16,335
Computer Sciences Corp. (Computers)	510	17,993
Compuware Corp.* (Software)	204	1,971
ConAgra Foods, Inc. (Food)	1,224	31,347
ConocoPhillips (Oil & Gas)	4,284	308,405
Consolidated Edison, Inc. (Electric)	918	48,287
Constellation Brands, Inc.* (Beverages)	510	10,399
Constellation Energy Group, Inc. (Electric)	612	23,764
Corning, Inc. (Telecommunications)	1,734	27,588
Costco Wholesale Corp. (Retail)	1,326	103,760
Coventry Health Care, Inc.* (Healthcare- Services)	408	13,056
Covidien PLC (Healthcare-Products)	1,530	77,709
CSX Corp. (Transportation)	1,326	32,580
CVS Caremark Corp. (Retail)	4,182	152,016
D.R. Horton, Inc. (Home Builders)	816	9,694
Danaher Corp. (Miscellaneous Manufacturing)	612	30,055
Dean Foods Co.* (Food)	510	5,620
Dell, Inc.* (Computers)	4,998	81,168
DENTSPLY International, Inc. (Healthcare-Products)	204	7,730
Devon Energy Corp. (Oil & Gas)	816	64,219
Discover Financial Services (Diversified Financial Services)	1,632	41,796
Dominion Resources, Inc. (Electric)	1,020	49,419
Dover Corp. (Miscellaneous Manufacturing)	306	18,504
DTE Energy Co. (Electric)	510	25,418
Duke Energy Corp. (Electric)	4,080	75,888
E*TRADE Financial Corp.* (Diversified Financial Services)	816	12,958
E.I. du Pont de Nemours & Co. (Chemicals)	1,122	57,693
Eastman Chemical Co. (Chemicals)	102	9,852
Eaton Corp. (Miscellaneous Manufacturing)	510	24,455
Edison International (Electric)	1,020	38,831
El Paso Corp. (Pipelines)	1,020	20,961
Electronic Arts, Inc.* (Software)	612	13,617
Emerson Electric Co. (Electrical Components & Equipment)	1,020	50,072
Entergy Corp. (Electric)	510	34,068
EOG Resources, Inc. (Oil & Gas)	408	41,616
EQT Corp. (Oil & Gas)	204	12,950
Equifax, Inc. (Commercial Services)	102	3,505
Exelon Corp. (Electric)	2,040	89,903
Expeditors International of Washington, Inc. (Transportation)	306	14,602
Exxon Mobil Corp. (Oil & Gas)	14,994	1,196,371

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 21

Common Stocks, continued

	Shares	Value
Federated Investors, Inc.—Class B (Diversified Financial Services)	102	$2,180
FedEx Corp. (Transportation)	918	79,756
Fidelity National Information Services, Inc. (Software)	816	24,496
Fifth Third Bancorp (Banks)	2,754	34,838
First Horizon National Corp. (Banks)	817	7,343
FirstEnergy Corp. (Electric)	1,326	59,206
Fiserv, Inc.* (Software)	204	12,313
Fluor Corp. (Engineering & Construction)	204	12,960
Ford Motor Co.* (Auto Manufacturers)	4,794	58,535
Forest Laboratories, Inc.* (Pharmaceuticals)	306	11,340
Fortune Brands, Inc. (Household Products/Wares)	510	30,707
Franklin Resources, Inc. (Diversified Financial Services)	204	25,900
Frontier Communications Corp. (Telecommunications)	1,632	12,224
GameStop Corp.—Class A* (Retail)	408	9,621
Gannett Co., Inc. (Media)	714	9,111
General Dynamics Corp. (Aerospace/Defense)	510	34,751
General Electric Co. (Miscellaneous Manufacturing)	32,334	579,102
General Mills, Inc. (Food)	714	26,668
Genuine Parts Co. (Distribution/Wholesale)	510	27,112
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	1,530	12,730
H & R Block, Inc. (Commercial Services)	918	13,733
Halliburton Co. (Oil & Gas Services)	1,326	72,572
Harley-Davidson, Inc. (Leisure Time)	408	17,703
Harman International Industries, Inc. (Home Furnishings)	102	4,243
Harris Corp. (Telecommunications)	204	8,133
Hartford Financial Services Group, Inc. (Insurance)	1,326	31,055
HCP, Inc. (REIT)	510	18,732
Health Care REIT, Inc. (REIT)	306	16,151
Heinz (H.J.) Co. (Food)	306	16,108
Helmerich & Payne, Inc. (Oil & Gas)	102	7,043
Hess Corp. (Oil & Gas)	918	62,938
Hewlett-Packard Co. (Computers)	2,958	104,003
Home Depot, Inc. (Retail)	4,896	171,017
Honeywell International, Inc. (Miscellaneous Manufacturing)	816	43,330
Hormel Foods Corp. (Food)	204	5,910
Host Hotels & Resorts, Inc. (REIT)	1,122	17,784
Hudson City Bancorp, Inc. (Savings & Loans)	714	5,891
Humana, Inc. (Healthcare-Services)	510	38,036
Huntington Bancshares, Inc. (Banks)	1,836	11,099
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	714	35,557
Integrys Energy Group, Inc. (Electric)	204	10,243
Intel Corp. (Semiconductors)	6,834	152,603
International Game Technology (Entertainment)	510	9,481
International Paper Co. (Forest Products & Paper)	1,326	39,382
Invesco, Ltd. (Diversified Financial Services)	714	15,837
Iron Mountain, Inc. (Commercial Services)	306	9,679
ITT Industries, Inc. (Miscellaneous Manufacturing)	306	16,322
J.C. Penney Co., Inc. (Retail)	612	18,825

Common Stocks, continued

	Shares	Value
J.P. Morgan Chase & Co. (Diversified Financial Services)	12,138	$490,982
Jabil Circuit, Inc. (Electronics)	612	11,206
Jacobs Engineering Group, Inc.* (Engineering & Construction)	408	15,969
Janus Capital Group, Inc. (Diversified Financial Services)	306	2,583
JM Smucker Co. (Food)	306	23,844
Johnson & Johnson (Healthcare-Products)	3,366	218,083
Johnson Controls, Inc. (Auto Parts & Equipment)	2,040	75,378
Kellogg Co. (Food)	306	17,069
KeyCorp (Banks)	2,244	18,042
Kimberly-Clark Corp. (Household Products/Wares)	510	33,334
Kimco Realty Corp. (REIT)	816	15,528
KLA-Tencor Corp. (Semiconductors)	306	12,185
Kohls Corp. (Retail)	306	16,741
Kraft Foods, Inc. (Food)	2,754	94,683
Kroger Co. (Food)	1,836	45,661
L-3 Communications Holdings, Inc. (Aerospace/Defense)	306	24,211
Legg Mason, Inc. (Diversified Financial Services)	408	12,003
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	408	8,854
Lennar Corp.—Class A (Home Builders)	204	3,609
Leucadia National Corp. (Holding Companies-Diversified)	204	6,869
Lexmark International, Inc.—Class A* (Computers)	204	6,848
Lincoln National Corp. (Insurance)	918	24,327
Lockheed Martin Corp. (Aerospace/Defense)	918	69,520
Loews Corp. (Insurance)	918	36,601
Lorillard, Inc. (Agriculture)	204	21,669
Lowe's Cos., Inc. (Retail)	3,978	85,845
LSI Logic Corp.* (Semiconductors)	1,020	7,507
M&T Bank Corp. (Banks)	408	35,186
Macy's, Inc. (Retail)	510	14,724
Marathon Oil Corp. (Oil & Gas)	2,142	66,338
Marathon Petroleum Corp.* (Oil & Gas)	1,020	44,666
Marriott International, Inc.—Class A (Lodging)	1	21
Marsh & McLennan Cos., Inc. (Insurance)	1,632	48,128
Masco Corp. (Building Materials)	1,122	11,837
Mattel, Inc. (Toys/Games/Hobbies)	408	10,877
McCormick & Co., Inc. (Food)	204	9,925
McGraw-Hill Cos., Inc. (Media)	408	16,973
McKesson Corp. (Commercial Services)	816	66,194
MeadWestvaco Corp. (Forest Products & Paper)	510	15,881
Medtronic, Inc. (Healthcare-Products)	1,224	44,125
MEMC Electronic Materials, Inc.* (Semiconductors)	714	5,298
Merck & Co., Inc. (Pharmaceuticals)	3,264	111,400
MetLife, Inc. (Insurance)	3,264	134,509
Molex, Inc. (Electrical Components & Equipment)	306	7,185
Molson Coors Brewing Co.—Class B (Beverages)	510	22,976
Monsanto Co. (Agriculture)	714	52,465
Monster Worldwide, Inc.* (Internet)	204	2,395
Moody's Corp. (Commercial Services)	306	10,897

See accompanying notes to the financial statements.

22 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks, continued

	Shares	Value
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	4,692	$104,397
Motorola Mobility Holdings, Inc.* (Telecommunications)	918	20,545
Motorola Solutions, Inc.* (Telecommunications)	1,020	45,788
Murphy Oil Corp. (Oil & Gas)	306	19,651
Nabors Industries, Ltd.* (Oil & Gas)	918	24,244
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	408	9,821
National Semiconductor Corp. (Semiconductors)	408	10,086
Newell Rubbermaid, Inc. (Housewares)	918	14,247
News Corp.—Class A (Media)	2,958	47,387
NextEra Energy, Inc. (Electric)	1,326	73,262
Nicor, Inc. (Gas)	102	5,579
NiSource, Inc. (Electric)	816	16,426
Noble Corp. (Oil & Gas)	204	7,521
Noble Energy, Inc. (Oil & Gas)	306	30,502
Norfolk Southern Corp. (Transportation)	612	46,328
Northeast Utilities System (Electric)	510	17,340
Northern Trust Corp. (Banks)	510	22,902
Northrop Grumman Corp. (Aerospace/Defense)	918	55,548
Novellus Systems, Inc.* (Semiconductors)	102	3,166
NRG Energy, Inc.* (Electric)	714	17,507
Nucor Corp. (Iron/Steel)	918	35,701
NVIDIA Corp.* (Semiconductors)	816	11,285
NYSE Euronext (Diversified Financial Services)	816	27,303
Occidental Petroleum Corp. (Oil & Gas)	1,224	120,172
Omnicom Group, Inc. (Advertising)	306	14,358
ONEOK, Inc. (Gas)	306	22,274
Owens-Illinois, Inc.* (Packaging & Containers)	510	11,817
PACCAR, Inc. (Auto Manufacturers)	612	26,200
Parker Hannifin Corp. (Miscellaneous Manufacturing)	204	16,120
Paychex, Inc. (Commercial Services)	408	11,518
People's United Financial, Inc. (Banks)	1,122	14,227
Pepco Holdings, Inc. (Electric)	714	13,338
PerkinElmer, Inc. (Electronics)	204	4,990
Pfizer, Inc. (Pharmaceuticals)	24,072	463,145
PG&E Corp. (Electric)	1,224	50,710
Pinnacle West Capital Corp. (Electric)	306	12,959
Pitney Bowes, Inc. (Office/Business Equipment)	612	13,189
Plum Creek Timber Co., Inc. (Forest Products & Paper)	306	11,695
PNC Financial Services Group (Banks)	1,632	88,601
PPG Industries, Inc. (Chemicals)	204	17,177
PPL Corp. (Electric)	1,734	48,379
Principal Financial Group, Inc. (Insurance)	1,020	28,183
Procter & Gamble Co. (Cosmetics/Personal Care)	4,386	269,695
Progress Energy, Inc. (Electric)	918	42,907
Progressive Corp. (Insurance)	2,040	40,147
Prologis, Inc. (REIT)	816	29,074
Prudential Financial, Inc. (Insurance)	1,530	89,780
Public Service Enterprise Group, Inc. (Electric)	1,530	50,108
Public Storage, Inc. (REIT)	204	24,405
Pulte Group, Inc.* (Home Builders)	1,020	7,007
QEP Resources, Inc. (Oil & Gas)	510	22,353
Quanta Services, Inc.* (Commercial Services)	612	11,334
Quest Diagnostics, Inc. (Healthcare-Services)	204	11,018

Common Stocks, continued

	Shares	Value
R.R. Donnelley & Sons Co. (Commercial Services)	612	$11,512
Range Resources Corp. (Oil & Gas)	204	13,293
Raytheon Co. (Aerospace/Defense)	612	27,375
Regions Financial Corp. (Banks)	3,876	23,605
Republic Services, Inc. (Environmental Control)	408	11,844
Reynolds American, Inc. (Agriculture)	510	17,952
Robert Half International, Inc. (Commercial Services)	306	8,378
Rowan Cos., Inc.* (Oil & Gas)	408	15,981
Ryder System, Inc. (Transportation)	204	11,489
Safeway, Inc. (Food)	1,122	22,631
SAIC, Inc.* (Commercial Services)	510	8,175
Sara Lee Corp. (Food)	816	15,594
SCANA Corp. (Electric)	306	11,992
Sealed Air Corp. (Packaging & Containers)	510	10,980
Sears Holdings Corp.* (Retail)	102	7,106
Sempra Energy (Gas)	714	36,193
Sherwin-Williams Co. (Chemicals)	102	7,871
SLM Corp. (Diversified Financial Services)	1,632	25,443
Snap-on, Inc. (Hand/Machine Tools)	102	5,800
Southern Co. (Electric)	1,530	60,496
Southwest Airlines Co. (Airlines)	1,224	12,191
Spectra Energy Corp. (Pipelines)	1,020	27,560
Sprint Nextel Corp.* (Telecommunications)	9,078	38,400
Stanley Black & Decker, Inc. (Hand/Machine Tools)	306	20,126
Staples, Inc. (Retail)	1,122	18,019
State Street Corp. (Banks)	1,530	63,449
Sunoco, Inc. (Oil & Gas)	408	16,585
SunTrust Banks, Inc. (Banks)	1,632	39,968
SuperValu, Inc. (Food)	612	5,263
Sysco Corp. (Food)	1,734	53,043
Target Corp. (Retail)	918	47,268
TECO Energy, Inc. (Electric)	612	11,340
Tellabs, Inc. (Telecommunications)	1,122	4,645
Teradyne, Inc.* (Semiconductors)	204	2,752
Tesoro Petroleum Corp.* (Oil & Gas)	408	9,910
Textron, Inc. (Miscellaneous Manufacturing)	816	18,874
The AES Corp.* (Electric)	2,040	25,112
The Charles Schwab Corp. (Diversified Financial Services)	1,632	24,366
The Dow Chemical Co. (Chemicals)	3,570	124,486
The Gap, Inc. (Retail)	510	9,838
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,530	206,504
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	714	11,545
The Hershey Co. (Food)	204	11,514
The Travelers Cos., Inc. (Insurance)	1,326	73,102
The Williams Cos., Inc. (Pipelines)	1,836	58,201
Thermo Fisher Scientific, Inc.* (Electronics)	510	30,646
Time Warner Cable, Inc. (Media)	408	29,911
Time Warner, Inc. (Media)	3,264	114,762
Titanium Metals Corp. (Mining)	204	3,629
Torchmark Corp. (Insurance)	306	12,359
Total System Services, Inc. (Software)	306	5,695
Tyco International, Ltd. (Miscellaneous Manufacturing)	714	31,623
Tyson Foods, Inc.—Class A (Food)	918	16,120
U.S. Bancorp (Banks)	5,916	154,171
Union Pacific Corp. (Transportation)	612	62,718

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 23

Common Stocks, continued

	Shares	Value
United Parcel Service, Inc.—Class B (Transportation)	1,428	$98,846
United States Steel Corp. (Iron/Steel)	306	12,237
United Technologies Corp. (Aerospace/Defense)	1,020	84,497
UnitedHealth Group, Inc. (Healthcare-Services)	3,264	161,992
UnumProvident Corp. (Insurance)	918	22,390
V.F. Corp. (Apparel)	102	11,914
Valero Energy Corp. (Oil & Gas)	1,734	43,558
VeriSign, Inc. (Internet)	204	6,367
Verizon Communications, Inc. (Telecommunications)	5,202	183,579
Vornado Realty Trust (REIT)	306	28,626
Vulcan Materials Co. (Building Materials)	408	13,990
Wal-Mart Stores, Inc. (Retail)	5,814	306,456
Walgreen Co. (Retail)	2,754	107,516
Walt Disney Co. (Media)	2,652	102,420
Waste Management, Inc. (Environmental Control)	918	28,908
WellPoint, Inc. (Healthcare-Services)	1,122	75,791
Wells Fargo & Co. (Banks)	8,262	230,840
Weyerhaeuser Co. (Forest Products & Paper)	1,632	32,624
Whirlpool Corp. (Home Furnishings)	204	14,123
Windstream Corp. (Telecommunications)	612	7,473
Wisconsin Energy Corp. (Electric)	408	12,505
Xcel Energy, Inc. (Electric)	1,428	34,272
Xerox Corp. (Office/Business Equipment)	4,284	39,970
XL Group PLC (Insurance)	918	18,837
Yahoo!, Inc.* (Internet)	2,142	28,060
Zimmer Holdings, Inc.* (Healthcare-Products)	204	12,244
Zions Bancorp (Banks)	510	11,169
TOTAL COMMON STOCKS (Cost $15,842,486)		17,209,264

Rights/Warrants(NM)

American International Group, Inc.* (Diversified Financial Services)	1	10
TOTAL RIGHTS/WARRANTS (Cost $16)		10
TOTAL INVESTMENT SECURITIES (Cost $15,842,502)—100.1%		17,209,274
Net other assets (liabilities)—(0.1)%		(9,331)
NET ASSETS—100.0%		$17,199,943

*  Non-income producing security

Large-Cap Value ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Advertising	$14,358	0.1%
Aerospace/Defense	360,593	2.1%
Agriculture	264,048	1.5%
Airlines	12,191	0.1%
Apparel	11,914	0.1%
Auto Manufacturers	84,735	0.5%
Auto Parts & Equipment	86,923	0.5%
Banks	1,561,873	9.1%
	Value	% of Net Assets
Beverages	$33,375	0.2%
Biotechnology	72,532	0.4%
Building Materials	25,827	0.1%
Chemicals	251,237	1.5%
Coal	8,713	0.1%
Commercial Services	154,925	0.9%
Computers	270,335	1.6%
Cosmetics/Personal Care	269,695	1.6%
Distribution/Wholesale	27,112	0.1%
Diversified Financial Services	1,231,726	7.2%
Electric	1,068,475	6.2%
Electrical Components & Equipment	57,257	0.3%
Electronics	46,842	0.3%
Engineering & Construction	28,929	0.2%
Entertainment	9,481	0.1%
Environmental Control	40,752	0.2%
Food	411,113	2.4%
Forest Products & Paper	99,582	0.6%
Gas	64,046	0.4%
Hand/Machine Tools	25,926	0.1%
Healthcare-Products	464,984	2.7%
Healthcare-Services	346,445	2.0%
Holding Companies-Diversified	6,869	NM
Home Builders	20,310	0.1%
Home Furnishings	18,366	0.1%
Household Products/Wares	85,081	0.5%
Housewares	14,247	0.1%
Insurance	1,259,199	7.3%
Internet	36,822	0.2%
Iron/Steel	63,527	0.4%
Leisure Time	38,083	0.2%
Lodging	21	NM
Machinery-Construction & Mining	90,689	0.5%
Media	376,399	2.2%
Mining	51,708	0.3%
Miscellaneous Manufacturing	911,679	5.3%
Office/Business Equipment	53,159	0.3%
Oil & Gas	2,982,002	17.3%
Oil & Gas Services	127,821	0.7%
Packaging & Containers	32,467	0.2%
Pharmaceuticals	721,540	4.2%
Pipelines	106,722	0.6%
REIT	177,770	1.0%
Retail	1,098,696	6.4%
Savings & Loans	5,891	NM
Semiconductors	235,041	1.4%
Software	113,242	0.7%
Telecommunications	805,503	4.7%
Textiles	13,280	0.1%
Toys/Games/Hobbies	10,877	0.1%
Transportation	346,319	2.0%
Other**	(9,331)	(0.1)%
Total	$17,199,943	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

24 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks (100.2%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	2,400	$209,136
Abbott Laboratories (Pharmaceuticals)	9,200	472,144
Abercrombie & Fitch Co.—Class A (Retail)	400	29,248
Accenture PLC—Class A (Computers)	2,000	118,280
Adobe Systems, Inc.* (Software)	1,600	44,352
Advanced Micro Devices, Inc.* (Semiconductors)	3,400	24,956
AFLAC, Inc. (Insurance)	1,600	73,696
Agilent Technologies, Inc.* (Electronics)	2,000	84,320
Air Products & Chemicals, Inc. (Chemicals)	600	53,238
Airgas, Inc. (Chemicals)	200	13,740
Akamai Technologies, Inc.* (Internet)	1,200	29,064
Allegheny Technologies, Inc. (Iron/Steel)	200	11,638
Allergan, Inc. (Pharmaceuticals)	1,800	146,358
Alpha Natural Resources, Inc.* (Coal)	1,000	42,710
Altera Corp. (Semiconductors)	2,000	81,760
Altria Group, Inc. (Agriculture)	4,400	115,720
Amazon.com, Inc.* (Internet)	2,200	489,544
American Express Co. (Diversified Financial Services)	3,400	170,136
American Tower Corp.* (Telecommunications)	2,400	126,072
Ameriprise Financial, Inc. (Diversified Financial Services)	1,400	75,740
AmerisourceBergen Corp. (Pharmaceuticals)	800	30,648
Amgen, Inc.* (Biotechnology)	3,000	164,100
Amphenol Corp.—Class A (Electronics)	1,000	48,890
Anadarko Petroleum Corp. (Oil & Gas)	1,000	82,560
Analog Devices, Inc. (Semiconductors)	1,800	61,920
Apache Corp. (Oil & Gas)	1,200	148,464
Apartment Investment and Management Co.—Class A (REIT)	400	10,920
Apollo Group, Inc.—Class A* (Commercial Services)	800	40,664
Apple Computer, Inc.* (Computers)	5,400	2,108,592
Applied Materials, Inc. (Semiconductors)	3,000	36,960
AT&T, Inc. (Telecommunications)	14,800	433,048
Autodesk, Inc.* (Software)	1,400	48,160
Automatic Data Processing, Inc. (Software)	1,800	92,682
AutoZone, Inc.* (Retail)	200	57,090
Avalonbay Communities, Inc. (REIT)	600	80,514
Avery Dennison Corp. (Household Products/Wares)	200	6,310
Avon Products, Inc. (Cosmetics/Personal Care)	2,600	68,198
Baker Hughes, Inc. (Oil & Gas Services)	1,200	92,856
Ball Corp. (Packaging & Containers)	1,000	38,800
Bard (C.R.), Inc. (Healthcare-Products)	600	59,208
Baxter International, Inc. (Healthcare-Products)	2,200	127,974
Becton, Dickinson & Co. (Healthcare-Products)	800	66,888
Bed Bath & Beyond, Inc.* (Retail)	1,400	81,886
Best Buy Co., Inc. (Retail)	1,000	27,600
Big Lots, Inc.* (Retail)	200	6,966
Biogen Idec, Inc.* (Biotechnology)	1,400	142,618
BlackRock, Inc. (Diversified Financial Services)	400	71,384
BMC Software, Inc.* (Software)	1,000	43,220
Boeing Co. (Aerospace/Defense)	2,600	183,222
Boston Properties, Inc. (REIT)	400	42,944
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,400	154,764
Broadcom Corp.—Class A (Semiconductors)	2,800	103,796
Brown-Forman Corp. (Beverages)	600	44,136
C.H. Robinson Worldwide, Inc. (Transportation)	1,000	72,310
CA, Inc. (Software)	1,600	35,680

Common Stocks, continued

	Shares	Value
Cablevision Systems Corp.—Class A (Media)	1,400	$34,104
Cabot Oil & Gas Corp. (Oil & Gas)	200	14,816
Cameron International Corp.* (Oil & Gas Services)	1,400	78,316
Campbell Soup Co. (Food)	600	19,830
Carmax, Inc.* (Retail)	1,400	44,758
Carnival Corp.—Class A (Leisure Time)	1,400	46,620
Caterpillar, Inc. (Machinery-Construction & Mining)	2,000	197,580
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,800	39,240
Celgene Corp.* (Biotechnology)	2,800	166,040
CenturyLink, Inc. (Telecommunications)	1,800	66,798
Cephalon, Inc.* (Pharmaceuticals)	200	15,988
Cerner Corp.* (Software)	800	53,192
CF Industries Holdings, Inc. (Chemicals)	400	62,128
Chesapeake Energy Corp. (Oil & Gas)	1,400	48,090
Chipotle Mexican Grill, Inc.* (Retail)	200	64,916
CIGNA Corp. (Insurance)	1,600	79,632
Cisco Systems, Inc. (Telecommunications)	18,600	297,042
Citrix Systems, Inc.* (Software)	1,200	86,448
Cliffs Natural Resources, Inc. (Iron/Steel)	800	71,856
Clorox Co. (Household Products/Wares)	400	28,636
Coach, Inc. (Apparel)	1,800	116,208
Coca-Cola Co. (Beverages)	13,600	924,936
Coca-Cola Enterprises, Inc. (Beverages)	2,000	56,220
Cognizant Technology Solutions Corp.* (Computers)	1,800	125,766
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,800	236,264
Comcast Corp.—Class A (Media)	16,400	393,928
Compuware Corp.* (Software)	800	7,728
CONSOL Energy, Inc. (Coal)	1,400	75,040
Corning, Inc. (Telecommunications)	5,800	92,278
CSX Corp. (Transportation)	4,000	98,280
Cummins, Inc. (Machinery-Diversified)	1,200	125,856
Danaher Corp. (Miscellaneous Manufacturing)	2,000	98,220
Darden Restaurants, Inc. (Retail)	800	40,640
DaVita, Inc.* (Healthcare-Services)	600	50,124
Deere & Co. (Machinery-Diversified)	2,400	188,424
Denbury Resources, Inc.* (Oil & Gas)	2,400	46,368
DENTSPLY International, Inc. (Healthcare-Products)	600	22,734
Devon Energy Corp. (Oil & Gas)	1,000	78,700
DeVry, Inc. (Commercial Services)	400	24,856
Diamond Offshore Drilling, Inc. (Oil & Gas)	400	27,132
DIRECTV—Class A* (Media)	4,600	233,128
Discovery Communications, Inc.—Class A* (Media)	1,600	63,680
Dominion Resources, Inc. (Electric)	1,400	67,830
Dover Corp. (Miscellaneous Manufacturing)	600	36,282
Dr. Pepper Snapple Group, Inc. (Beverages)	1,400	52,864
Dun & Bradstreet Corp. (Software)	200	14,510
E.I. du Pont de Nemours & Co. (Chemicals)	3,200	164,544
Eastman Chemical Co. (Chemicals)	200	19,318
Eaton Corp. (Miscellaneous Manufacturing)	1,000	47,950
eBay, Inc.* (Internet)	6,800	222,700
Ecolab, Inc. (Chemicals)	1,400	70,000
Edwards Lifesciences Corp.* (Healthcare-Products)	600	42,810
El Paso Corp. (Pipelines)	2,600	53,430

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 25

Common Stocks, continued

	Shares	Value
Electronic Arts, Inc.* (Software)	800	$17,800
Eli Lilly & Co. (Pharmaceuticals)	6,000	229,800
EMC Corp.* (Computers)	12,200	318,176
Emerson Electric Co. (Electrical Components & Equipment)	2,400	117,816
EOG Resources, Inc. (Oil & Gas)	800	81,600
EQT Corp. (Oil & Gas)	400	25,392
Equifax, Inc. (Commercial Services)	400	13,744
Equity Residential (REIT)	1,800	111,276
Expedia, Inc. (Internet)	1,200	38,028
Expeditors International of Washington, Inc. (Transportation)	800	38,176
Express Scripts, Inc.* (Pharmaceuticals)	3,200	173,632
F5 Networks, Inc.* (Internet)	400	37,392
Family Dollar Stores, Inc. (Retail)	800	42,488
Fastenal Co. (Distribution/Wholesale)	1,800	60,570
Federated Investors, Inc.—Class B (Diversified Financial Services)	400	8,548
First Horizon National Corp. (Banks)	1	7
First Solar, Inc.* (Energy-Alternate Sources)	400	47,292
Fiserv, Inc.* (Software)	400	24,144
FLIR Systems, Inc. (Electronics)	1,000	27,460
Flowserve Corp. (Machinery-Diversified)	400	39,752
Fluor Corp. (Engineering & Construction)	600	38,118
FMC Corp. (Chemicals)	400	35,028
FMC Technologies, Inc.* (Oil & Gas Services)	1,400	63,840
Ford Motor Co.* (Auto Manufacturers)	13,200	161,172
Forest Laboratories, Inc.* (Pharmaceuticals)	1,200	44,472
Franklin Resources, Inc. (Diversified Financial Services)	600	76,176
Freeport-McMoRan Copper & Gold, Inc.— Class B (Mining)	5,600	296,576
Frontier Communications Corp. (Telecommunications)	2,800	20,972
General Dynamics Corp. (Aerospace/Defense)	1,200	81,768
General Mills, Inc. (Food)	2,400	89,640
Gilead Sciences, Inc.* (Pharmaceuticals)	4,600	194,856
Goodrich Corp. (Aerospace/Defense)	800	76,112
Google, Inc.—Class A* (Internet)	1,400	845,166
Halliburton Co. (Oil & Gas Services)	2,800	153,244
Harley-Davidson, Inc. (Leisure Time)	600	26,034
Harman International Industries, Inc. (Home Furnishings)	200	8,320
Harris Corp. (Telecommunications)	400	15,948
Hasbro, Inc. (Toys/Games/Hobbies)	800	31,648
HCP, Inc. (REIT)	1,400	51,422
Health Care REIT, Inc. (REIT)	400	21,112
Heinz (H.J.) Co. (Food)	1,200	63,168
Helmerich & Payne, Inc. (Oil & Gas)	400	27,620
Hewlett-Packard Co. (Computers)	6,600	232,056
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,000	159,300
Hormel Foods Corp. (Food)	600	17,382
Hospira, Inc.* (Pharmaceuticals)	1,000	51,120
Host Hotels & Resorts, Inc. (REIT)	1,800	28,530
Hudson City Bancorp, Inc. (Savings & Loans)	1,800	14,850
Huntington Bancshares, Inc. (Banks)	1,600	9,672
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,600	79,680
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	2,000	74,840

Common Stocks, continued

	Shares	Value
Intel Corp. (Semiconductors)	18,200	$406,406
IntercontinentalExchange, Inc.* (Diversified Financial Services)	400	49,320
International Business Machines Corp. (Computers)	7,200	1,309,320
International Flavors & Fragrances, Inc. (Chemicals)	400	24,468
International Game Technology (Entertainment)	800	14,872
Interpublic Group of Cos., Inc. (Advertising)	2,800	27,468
Intuit, Inc.* (Software)	1,600	74,720
Intuitive Surgical, Inc.* (Healthcare-Products)	200	80,110
Invesco, Ltd. (Diversified Financial Services)	1,200	26,616
Iron Mountain, Inc. (Commercial Services)	600	18,978
ITT Industries, Inc. (Miscellaneous Manufacturing)	600	32,004
Janus Capital Group, Inc. (Diversified Financial Services)	600	5,064
JDS Uniphase Corp.* (Telecommunications)	1,400	18,410
Johnson & Johnson (Healthcare-Products)	9,800	634,942
Joy Global, Inc. (Machinery- Construction & Mining)	600	56,352
Juniper Networks, Inc.* (Telecommunications)	3,200	74,848
Kellogg Co. (Food)	1,000	55,780
KeyCorp (Banks)	1,200	9,648
Kimberly-Clark Corp. (Household Products/Wares)	1,400	91,504
Kimco Realty Corp. (REIT)	800	15,224
KLA-Tencor Corp. (Semiconductors)	400	15,928
Kohls Corp. (Retail)	1,000	54,710
Kraft Foods, Inc. (Food)	5,000	171,900
Laboratory Corp. of America Holdings* (Healthcare-Services)	600	54,456
Lennar Corp.—Class A (Home Builders)	400	7,076
Leucadia National Corp. (Holding Companies-Diversified)	800	26,936
Life Technologies Corp.* (Biotechnology)	1,000	45,030
Limited, Inc. (Retail)	1,400	53,004
Linear Technology Corp. (Semiconductors)	1,400	41,020
Lorillard, Inc. (Agriculture)	400	42,488
LSI Logic Corp.* (Semiconductors)	1,600	11,776
Macy's, Inc. (Retail)	1,600	46,192
Marriott International, Inc.—Class A (Lodging)	1,601	52,023
MasterCard, Inc.—Class A (Software)	600	181,950
Mattel, Inc. (Toys/Games/Hobbies)	1,200	31,992
McCormick & Co., Inc. (Food)	400	19,460
McDonald's Corp. (Retail)	6,200	536,176
McGraw-Hill Cos., Inc. (Media)	1,000	41,600
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	1,200	85,644
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,400	150,912
Medtronic, Inc. (Healthcare-Products)	4,000	144,200
Merck & Co., Inc. (Pharmaceuticals)	11,800	402,734
MetroPCS Communications, Inc.* (Telecommunications)	1,600	26,048
Microchip Technology, Inc. (Semiconductors)	1,200	40,500
Micron Technology, Inc.* (Semiconductors)	5,200	38,324
Microsoft Corp. (Software)	44,000	1,205,600
Molex, Inc. (Electrical Components & Equipment)	400	9,392

See accompanying notes to the financial statements.

26 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks, continued

	Shares	Value
Monsanto Co. (Agriculture)	1,800	$132,264
Monster Worldwide, Inc.* (Internet)	400	4,696
Moody's Corp. (Commercial Services)	600	21,366
Murphy Oil Corp. (Oil & Gas)	600	38,532
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,600	59,228
National Oilwell Varco, Inc. (Oil & Gas Services)	2,600	209,482
National Semiconductor Corp. (Semiconductors)	600	14,832
NetApp, Inc.* (Computers)	2,200	104,544
Netflix, Inc.* (Internet)	200	53,198
Newfield Exploration Co.* (Oil & Gas)	800	53,936
Newmont Mining Corp. (Mining)	3,000	166,830
News Corp.—Class A (Media)	7,800	124,956
NIKE, Inc.—Class B (Apparel)	2,200	198,330
Noble Corp. (Oil & Gas)	1,200	44,244
Noble Energy, Inc. (Oil & Gas)	400	39,872
Nordstrom, Inc. (Retail)	1,000	50,160
Norfolk Southern Corp. (Transportation)	800	60,560
Northern Trust Corp. (Banks)	600	26,943
Novellus Systems, Inc.* (Semiconductors)	200	6,208
NVIDIA Corp.* (Semiconductors)	2,000	27,660
O'Reilly Automotive, Inc.* (Retail)	800	47,600
Occidental Petroleum Corp. (Oil & Gas)	2,400	235,632
Omnicom Group, Inc. (Advertising)	1,000	46,920
Oracle Corp. (Software)	23,000	703,340
PACCAR, Inc. (Auto Manufacturers)	1,000	42,810
Pall Corp. (Miscellaneous Manufacturing)	600	29,748
Parker Hannifin Corp. (Miscellaneous Manufacturing)	600	47,412
Patterson Cos., Inc. (Healthcare-Products)	600	18,504
Paychex, Inc. (Commercial Services)	1,000	28,230
Peabody Energy Corp. (Coal)	1,600	91,952
PepsiCo, Inc. (Beverages)	9,400	601,976
PerkinElmer, Inc. (Electronics)	400	9,784
Philip Morris International, Inc. (Commercial Services)	10,600	754,402
Pioneer Natural Resources Co. (Oil & Gas)	600	55,794
Plum Creek Timber Co., Inc. (Forest Products & Paper)	400	15,288
Polo Ralph Lauren Corp. (Apparel)	400	54,028
PPG Industries, Inc. (Chemicals)	600	50,520
Praxair, Inc. (Chemicals)	1,800	186,552
Precision Castparts Corp. (Metal Fabricate/Hardware)	800	129,104
Priceline.com, Inc.* (Internet)	200	107,530
Procter & Gamble Co. (Cosmetics/Personal Care)	8,000	491,920
Prologis, Inc. (REIT)	800	28,504
Public Storage, Inc. (REIT)	400	47,852
Qualcomm, Inc. (Telecommunications)	9,800	536,844
Quest Diagnostics, Inc. (Healthcare-Services)	400	21,604
Range Resources Corp. (Oil & Gas)	400	26,064
Raytheon Co. (Aerospace/Defense)	1,000	44,730
Red Hat, Inc.* (Software)	1,200	50,496
Republic Services, Inc. (Environmental Control)	1,000	29,030
Reynolds American, Inc. (Agriculture)	1,000	35,200
Robert Half International, Inc. (Commercial Services)	400	10,952
Rockwell Automation, Inc. (Machinery-Diversified)	800	57,408

Common Stocks, continued

	Shares	Value
Rockwell Collins, Inc. (Aerospace/Defense)	1,000	$55,090
Roper Industries, Inc. (Miscellaneous Manufacturing)	600	48,978
Ross Stores, Inc. (Retail)	600	45,462
SAIC, Inc.* (Commercial Services)	800	12,824
Salesforce.com, Inc.* (Software)	800	115,768
SanDisk Corp.* (Computers)	1,400	59,542
Sara Lee Corp. (Food)	1,800	34,398
Schlumberger, Ltd. (Oil & Gas Services)	8,000	722,960
Scripps Networks Interactive—Class A (Entertainment)	600	27,804
Sherwin-Williams Co. (Chemicals)	200	15,434
Sigma-Aldrich Corp. (Chemicals)	800	53,680
Simon Property Group, Inc. (REIT)	1,800	216,918
Snap-on, Inc. (Hand/Machine Tools)	200	11,372
Southern Co. (Electric)	2,000	79,080
Southwest Airlines Co. (Airlines)	2,400	23,904
Southwestern Energy Co.* (Oil & Gas)	2,000	89,120
Spectra Energy Corp. (Pipelines)	2,000	54,040
St. Jude Medical, Inc. (Healthcare-Products)	2,000	93,000
Stanley Black & Decker, Inc. (Hand/Machine Tools)	400	26,308
Staples, Inc. (Retail)	2,200	35,332
Starbucks Corp. (Retail)	4,400	176,396
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,200	65,952
Stericycle, Inc.* (Environmental Control)	600	49,272
Stryker Corp. (Healthcare-Products)	2,000	108,680
Symantec Corp.* (Internet)	4,400	83,864
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,600	90,880
Target Corp. (Retail)	2,400	123,576
Tenet Healthcare Corp.* (Healthcare-Services)	2,800	15,568
Teradata Corp.* (Computers)	1,000	54,960
Teradyne, Inc.* (Semiconductors)	600	8,094
Texas Instruments, Inc. (Semiconductors)	6,800	202,300
The Charles Schwab Corp. (Diversified Financial Services)	2,600	38,818
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	600	62,946
The Gap, Inc. (Retail)	1,200	23,148
The Hershey Co. (Food)	600	33,864
Thermo Fisher Scientific, Inc.* (Electronics)	1,400	84,126
Tiffany & Co. (Retail)	800	63,672
Time Warner Cable, Inc. (Media)	1,200	87,972
Titanium Metals Corp. (Mining)	200	3,558
TJX Cos., Inc. (Retail)	2,200	121,660
Total System Services, Inc. (Software)	400	7,444
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,400	62,006
Union Pacific Corp. (Transportation)	1,800	184,464
United Parcel Service, Inc.—Class B (Transportation)	3,000	207,660
United States Steel Corp. (Iron/Steel)	200	7,998
United Technologies Corp. (Aerospace/Defense)	3,600	298,224
Urban Outfitters, Inc.* (Retail)	800	26,032
V.F. Corp. (Apparel)	400	46,720
Varian Medical Systems, Inc.* (Healthcare-Products)	600	37,656
Ventas, Inc. (REIT)	1,600	86,608

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 27

Common Stocks, continued

	Shares	Value
VeriSign, Inc. (Internet)	600	$18,726
Verizon Communications, Inc. (Telecommunications)	6,800	239,972
Viacom, Inc.—Class B (Media)	3,400	164,628
Visa, Inc.—Class A (Commercial Services)	2,800	239,512
Vornado Realty Trust (REIT)	400	37,420
W.W. Grainger, Inc. (Distribution/Wholesale)	400	59,348
Walt Disney Co. (Media)	6,000	231,720
Waste Management, Inc. (Environmental Control)	1,000	31,490
Waters Corp.* (Electronics)	600	52,734
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	800	53,704
Wells Fargo & Co. (Banks)	15,400	430,276
Western Digital Corp.* (Computers)	1,400	48,244
Western Union Co. (Commercial Services)	3,800	73,758
Whole Foods Market, Inc. (Food)	800	53,360
Windstream Corp. (Telecommunications)	1,800	21,978
Wisconsin Energy Corp. (Electric)	600	18,390
Wyndham Worldwide Corp. (Lodging)	1,000	34,590
Wynn Resorts, Ltd. (Lodging)	400	61,472
Xilinx, Inc. (Semiconductors)	1,600	51,360
Yahoo!, Inc.* (Internet)	3,600	47,160
YUM! Brands, Inc. (Retail)	2,800	147,896
Zimmer Holdings, Inc.* (Healthcare-Products)	800	48,016
TOTAL COMMON STOCKS (Cost $32,190,100)		36,395,119

Repurchase Agreements(a)(NM)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $9,000	$9,000	$9,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,000)		9,000
TOTAL INVESTMENT SECURITIES (Cost $32,199,100)—100.2%		36,404,119
Net other assets (liabilities)—(0.2)%		(68,354)
NET ASSETS—100.0%		$36,335,765

*  Non-income producing security

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Large-Cap Growth ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Advertising	$74,388	0.2%
Aerospace/Defense	739,146	2.0%
Agriculture	325,672	0.9%
Airlines	23,904	0.1%
Apparel	415,286	1.1%
Auto Manufacturers	203,982	0.6%
	Value	% of Net Assets
Banks	$476,546	1.3%
Beverages	1,680,132	4.6%
Biotechnology	517,788	1.4%
Chemicals	748,650	2.1%
Coal	209,702	0.6%
Commercial Services	1,239,286	3.4%
Computers	4,479,480	12.3%
Cosmetics/Personal Care	859,328	2.4%
Distribution/Wholesale	119,918	0.3%
Diversified Financial Services	612,682	1.7%
Electric	165,300	0.5%
Electrical Components & Equipment	127,208	0.4%
Electronics	307,314	0.9%
Energy-Alternate Sources	47,292	0.1%
Engineering & Construction	38,118	0.1%
Entertainment	42,676	0.1%
Environmental Control	109,792	0.3%
Food	558,782	1.5%
Forest Products & Paper	15,288	NM
Hand/Machine Tools	37,680	0.1%
Healthcare-Products	1,484,722	4.1%
Healthcare-Services	141,752	0.4%
Holding Companies-Diversified	26,936	0.1%
Home Builders	7,076	NM
Home Furnishings	8,320	NM
Household Products/Wares	126,450	0.4%
Insurance	153,328	0.4%
Internet	1,977,068	5.4%
Iron/Steel	91,492	0.3%
Leisure Time	72,654	0.2%
Lodging	214,037	0.6%
Machinery-Construction & Mining	253,932	0.7%
Machinery-Diversified	411,440	1.1%
Media	1,375,716	3.8%
Metal Fabricate/Hardware	129,104	0.4%
Mining	466,964	1.3%
Miscellaneous Manufacturing	925,556	2.6%
Oil & Gas	1,163,936	3.2%
Oil & Gas Services	1,320,698	3.6%
Packaging & Containers	38,800	0.1%
Pharmaceuticals	2,266,004	6.2%
Pipelines	107,470	0.3%
REIT	779,244	2.2%
Real Estate	39,240	0.1%
Retail	1,946,608	5.4%
Savings & Loans	14,850	NM
Semiconductors	1,173,800	3.2%
Software	2,807,234	7.7%
Telecommunications	1,970,258	5.4%
Toys/Games/Hobbies	63,640	0.2%
Transportation	661,450	1.8%
Other**	(59,354)	(0.2)%
Total	$36,335,765	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

28 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks (100.1%)

	Shares	Value
99 Cents Only Stores* (Retail)	819	$16,175
Aaron's, Inc. (Commercial Services)	2,340	58,991
Acuity Brands, Inc. (Miscellaneous Manufacturing)	936	45,574
Acxiom Corp.* (Software)	1,521	20,899
Aecom Technology Corp.* (Engineering & Construction)	3,861	95,521
Affiliated Managers Group, Inc.* (Diversified Financial Services)	702	73,240
AGCO Corp.* (Machinery-Diversified)	1,521	72,126
AGL Resources, Inc. (Gas)	2,574	105,019
Alaska Air Group, Inc.* (Airlines)	468	28,604
Alexander & Baldwin, Inc. (Transportation)	1,404	67,687
Alexandria Real Estate Equities, Inc. (REIT)	1,170	95,940
Alliant Energy Corp. (Electric)	3,627	142,940
Alliant Techsystems, Inc. (Aerospace/Defense)	1,053	68,687
American Eagle Outfitters, Inc. (Retail)	3,627	47,659
American Financial Group, Inc. (Insurance)	2,457	83,489
American Greetings Corp.—Class A (Household Products/Wares)	1,287	28,533
AMERIGROUP Corp.* (Healthcare-Services)	585	32,175
Ametek, Inc. (Electrical Components & Equipment)	1,989	84,533
AOL, Inc.* (Internet)	3,510	60,302
Apollo Investment Corp. (Investment Companies)	6,318	60,526
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,053	53,756
Aqua America, Inc. (Water)	2,223	47,016
Arch Coal, Inc. (Coal)	3,744	95,846
Arrow Electronics, Inc.* (Electronics)	3,744	130,104
Arthur J. Gallagher & Co. (Insurance)	1,989	55,931
Ashland, Inc. (Chemicals)	2,574	157,632
Aspen Insurance Holdings, Ltd. (Insurance)	1,287	33,333
Associated Banc-Corp (Banks)	5,616	76,658
Astoria Financial Corp. (Savings & Loans)	2,691	31,350
Atmos Energy Corp. (Gas)	2,925	97,783
Avnet, Inc.* (Electronics)	4,914	143,980
BancorpSouth, Inc. (Banks)	2,340	31,684
Bank of Hawaii Corp. (Banks)	1,053	47,185
Barnes & Noble, Inc. (Retail)	1,287	22,394
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	234	25,506
BJ's Wholesale Club, Inc.* (Retail)	1,755	88,364
Black Hills Corp. (Electric)	585	17,480
Bob Evans Farms, Inc. (Retail)	936	32,329
BorgWarner, Inc.* (Auto Parts & Equipment)	1,404	111,787
BRE Properties, Inc.—Class A (REIT)	1,170	61,402
Brinker International, Inc. (Retail)	1,404	33,724
Broadridge Financial Solutions, Inc. (Software)	1,989	45,866
Brown & Brown, Inc. (Insurance)	2,106	45,932
Cabot Corp. (Chemicals)	2,106	82,345
Cadence Design Systems, Inc.* (Computers)	4,680	48,344
Camden Property Trust (REIT)	1,170	78,472
Career Education Corp.* (Commercial Services)	1,989	45,130
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,989	85,984
Carpenter Technology Corp. (Iron/Steel)	936	53,764
Cathay Bancorp, Inc. (Banks)	2,574	35,676
Charles River Laboratories International, Inc.* (Biotechnology)	936	37,019
Church & Dwight, Inc. (Household Products/Wares)	2,340	94,396
Ciena Corp.* (Telecommunications)	1,521	23,515
Cimarex Energy Co. (Oil & Gas)	1,170	103,100
City National Corp. (Banks)	1,521	81,647
Clean Harbors, Inc.* (Environmental Control)	936	49,374
Cleco Corp. (Electric)	1,989	69,058

Common Stocks, continued

	Shares	Value
Collective Brands, Inc.* (Retail)	1,989	$23,430
Commerce Bancshares, Inc. (Banks)	2,574	105,302
Commercial Metals Co. (Metal Fabricate/Hardware)	3,744	54,325
Community Health Systems, Inc.* (Healthcare-Services)	3,042	78,605
Comstock Resources, Inc.* (Oil & Gas)	1,521	48,520
Con-way, Inc. (Transportation)	1,755	64,268
Convergys Corp.* (Commercial Services)	3,978	49,486
CoreLogic, Inc.* (Commercial Services)	3,510	55,388
Corn Products International, Inc. (Food)	1,170	59,541
Corrections Corp. of America* (Commercial Services)	1,521	32,641
Cousins Properties, Inc. (REIT)	3,393	28,874
Covance, Inc.* (Healthcare-Services)	819	46,888
Crane Co. (Miscellaneous Manufacturing)	585	27,097
Cullen/Frost Bankers, Inc. (Banks)	1,989	107,167
Cytec Industries, Inc. (Chemicals)	1,638	91,728
Deluxe Corp. (Commercial Services)	1,053	24,788
Diebold, Inc. (Computers)	2,106	63,685
Domtar Corp. (Forest Products & Paper)	351	28,062
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,170	64,795
DPL, Inc. (Electric)	1,989	60,167
DST Systems, Inc. (Computers)	585	29,946
Duke Realty Corp. (REIT)	5,382	75,563
East West Bancorp, Inc. (Banks)	4,797	89,032
Eastman Kodak Co.* (Miscellaneous Manufacturing)	8,775	21,060
Eaton Vance Corp. (Diversified Financial Services)	1,521	40,793
Energen Corp. (Gas)	2,340	137,615
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,287	103,784
Equity One, Inc. (REIT)	1,989	38,587
Essex Property Trust, Inc. (REIT)	468	65,689
Esterline Technologies Corp.* (Aerospace/Defense)	1,053	80,418
Everest Re Group, Ltd. (Insurance)	1,755	144,121
Exterran Holdings, Inc.* (Oil & Gas Services)	2,106	38,919
Fair Isaac Corp. (Software)	819	24,365
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,755	26,343
Federal Realty Investment Trust (REIT)	936	81,750
Fidelity National Title Group, Inc.—Class A (Insurance)	7,254	118,240
First American Financial Corp. (Insurance)	3,393	54,254
First Niagara Financial Group, Inc. (Savings & Loans)	9,828	120,393
FirstMerit Corp. (Banks)	3,510	51,281
Flowers Foods, Inc. (Food)	1,755	38,470
Foot Locker, Inc. (Retail)	5,031	109,324
Forest Oil Corp.* (Oil & Gas)	2,106	54,756
FTI Consulting, Inc.* (Commercial Services)	585	21,230
Fulton Financial Corp. (Banks)	6,435	65,315
GATX Corp. (Trucking & Leasing)	1,521	59,973
General Cable Corp.* (Electrical Components & Equipment)	1,053	41,878
Graco, Inc. (Machinery-Diversified)	1,053	46,258
Granite Construction, Inc. (Engineering & Construction)	1,053	24,619
Great Plains Energy, Inc. (Electric)	4,446	89,676
Greenhill & Co., Inc. (Diversified Financial Services)	468	20,611
Greif, Inc.—Class A (Packaging & Containers)	1,053	64,286
Hancock Holding Co. (Banks)	2,691	88,668
Hanesbrands, Inc.* (Apparel)	1,989	60,684
Hanover Insurance Group, Inc. (Insurance)	1,521	55,075

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 29

Common Stocks, continued

	Shares	Value
Harsco Corp. (Miscellaneous Manufacturing)	2,574	$70,553
Hawaiian Electric Industries, Inc. (Electric)	3,042	71,183
HCC Insurance Holdings, Inc. (Insurance)	3,744	112,807
Health Net, Inc.* (Healthcare-Services)	2,925	82,251
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,393	66,435
Henry Schein, Inc.* (Healthcare-Products)	1,404	93,310
Herman Miller, Inc. (Office Furnishings)	1,170	26,922
Highwoods Properties, Inc. (REIT)	1,404	48,340
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,287	47,992
HNI Corp. (Office Furnishings)	1,404	29,358
HollyFrontier Corp. (Oil & Gas)	3,393	255,798
Hologic, Inc.* (Healthcare-Products)	5,616	104,289
Hospitality Properties Trust (REIT)	3,978	100,445
Hubbell, Inc.—Class B (Electrical Components & Equipment)	936	55,664
Huntington Ingalls Industries, Inc.* (Transportation)	585	19,586
IDACORP, Inc. (Electric)	1,638	64,226
IDEX Corp. (Machinery-Diversified)	1,170	48,532
Immucor, Inc.* (Healthcare-Products)	936	24,804
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	5,265	97,666
Integrated Device Technology, Inc.* (Semiconductors)	4,797	32,812
International Bancshares Corp. (Banks)	1,755	29,519
International Rectifier Corp.* (Semiconductors)	1,170	30,057
International Speedway Corp.—Class A (Entertainment)	936	26,180
Intersil Corp.—Class A (Semiconductors)	4,095	49,345
Itron, Inc.* (Electronics)	351	15,107
J.B. Hunt Transport Services, Inc. (Transportation)	1,287	58,224
Jefferies Group, Inc. (Diversified Financial Services)	2,925	55,312
JetBlue Airways Corp.* (Airlines)	6,552	31,384
John Wiley & Sons, Inc. (Media)	585	29,285
Kansas City Southern Industries, Inc.* (Transportation)	1,989	118,047
KB Home (Home Builders)	2,340	19,867
KBR, Inc. (Engineering & Construction)	4,914	175,184
Kennametal, Inc. (Hand/Machine Tools)	1,755	69,200
Kindred Healthcare, Inc.* (Healthcare-Services)	1,638	30,860
Kirby Corp.* (Transportation)	819	47,764
Korn/Ferry International* (Commercial Services)	1,521	32,762
Lam Research Corp.* (Semiconductors)	1,989	81,310
Lancaster Colony Corp. (Miscellaneous Manufacturing)	234	14,070
Landstar System, Inc. (Transportation)	1,053	47,227
Lennox International, Inc. (Building Materials)	819	30,287
Liberty Property Trust (REIT)	2,223	75,493
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,755	65,111
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,755	60,056
Louisiana-Pacific Corp.* (Forest Products & Paper)	4,329	33,550
M.D.C. Holdings, Inc. (Home Builders)	1,170	26,454
Mack-Cali Realty Corp. (REIT)	1,872	62,281
Manpower, Inc. (Commercial Services)	2,691	135,949
ManTech International Corp.—Class A (Software)	351	14,321
Martin Marietta Materials (Building Materials)	936	70,780
Masimo Corp. (Healthcare-Products)	819	22,752
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	936	33,874
MDU Resources Group, Inc. (Electric)	6,084	131,171
Mentor Graphics Corp.* (Computers)	2,340	26,746
Mercury General Corp. (Insurance)	1,170	43,454

Common Stocks, continued

	Shares	Value
Meredith Corp. (Media)	702	$20,955
Mine Safety Appliances Co. (Environmental Control)	1,053	35,928
Minerals Technologies, Inc. (Chemicals)	585	37,896
Mohawk Industries, Inc.* (Textiles)	1,872	97,400
MSC Industrial Direct Co.—Class A (Retail)	585	36,141
National Fuel Gas Co. (Pipelines)	1,287	93,153
National Instruments Corp. (Computers)	1,404	36,279
NCR Corp.* (Computers)	5,148	102,703
New York Community Bancorp (Savings & Loans)	14,157	191,544
Nordson Corp. (Machinery-Diversified)	936	47,764
NSTAR (Electric)	3,393	150,412
NV Energy, Inc. (Electric)	7,605	112,858
NVR, Inc.* (Home Builders)	234	159,141
Office Depot, Inc.* (Retail)	9,243	34,939
OGE Energy Corp. (Electric)	3,159	158,076
Old Republic International Corp. (Insurance)	8,307	86,725
Olin Corp. (Chemicals)	2,574	53,822
OMEGA Healthcare Investors, Inc. (REIT)	1,638	32,170
Omnicare, Inc. (Pharmaceuticals)	3,744	114,192
Oshkosh Truck Corp.* (Auto Manufacturers)	1,287	31,943
Overseas Shipholding Group, Inc. (Transportation)	819	19,934
Owens & Minor, Inc. (Distribution/Wholesale)	2,106	64,233
Packaging Corp. of America (Packaging & Containers)	1,638	43,685
Parametric Technology Corp.* (Software)	1,872	38,919
Patriot Coal Corp.* (Coal)	1,521	28,762
Patterson-UTI Energy, Inc. (Oil & Gas)	5,031	163,658
Pentair, Inc. (Miscellaneous Manufacturing)	3,159	116,283
Pharmaceutical Product Development, Inc. (Commercial Services)	2,223	64,089
Plains Exploration & Production Co.* (Oil & Gas)	4,563	178,003
Plantronics, Inc. (Telecommunications)	585	20,036
PNM Resources, Inc. (Electric)	2,808	42,176
Potlatch Corp. (Forest Products & Paper)	819	27,207
Prosperity Bancshares, Inc. (Banks)	1,521	63,167
Protective Life Corp. (Insurance)	2,808	59,698
Questar Corp. (Pipelines)	5,733	105,659
RadioShack Corp. (Retail)	3,393	47,231
Ralcorp Holdings, Inc.* (Food)	1,755	151,808
Raymond James Financial Corp. (Diversified Financial Services)	3,276	104,046
Rayonier, Inc. (Forest Products & Paper)	1,404	90,488
Realty Income Corp. (REIT)	1,521	49,372
Regal-Beloit Corp. (Hand/Machine Tools)	702	42,562
Regency Centers Corp. (REIT)	1,638	73,579
Regis Corp. (Retail)	1,872	27,799
Reinsurance Group of America, Inc. (Insurance)	2,457	143,022
Reliance Steel & Aluminum Co. (Iron/Steel)	2,457	115,504
Rent-A-Center, Inc. (Commercial Services)	2,106	56,967
Rock-Tenn Co.—Class A (Forest Products & Paper)	1,053	64,717
RPM, Inc. (Chemicals)	4,212	88,789
Ruddick Corp. (Food)	1,404	58,828
Saks, Inc.* (Retail)	5,265	56,546
Scholastic Corp. (Media)	819	23,522
Scientific Games Corp.—Class A* (Entertainment)	2,106	19,249
SEI Investments Co. (Software)	2,340	46,285
Senior Housing Properties Trust (REIT)	2,574	61,622
Sensient Technologies Corp. (Chemicals)	1,638	60,803
Service Corp. International (Commercial Services)	3,744	39,200
Shaw Group, Inc.* (Engineering & Construction)	2,340	60,559
Silgan Holdings, Inc. (Packaging & Containers)	819	31,761
SM Energy Co. (Oil & Gas)	819	61,712

See accompanying notes to the financial statements.

30 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks, continued

	Shares	Value
Smithfield Foods, Inc.* (Food)	5,382	$118,512
Sonoco Products Co. (Packaging & Containers)	3,276	104,996
Southern Union Co. (Gas)	4,095	176,085
SPX Corp. (Miscellaneous Manufacturing)	819	61,622
StanCorp Financial Group, Inc. (Insurance)	1,521	50,588
Steel Dynamics, Inc. (Iron/Steel)	7,137	111,480
STERIS Corp. (Healthcare-Products)	936	32,751
SVB Financial Group* (Banks)	936	57,115
Synopsys, Inc.* (Computers)	2,223	53,285
Synovus Financial Corp. (Banks)	25,506	46,676
Taubman Centers, Inc. (REIT)	468	28,033
TCF Financial Corp. (Banks)	5,148	65,483
Tech Data Corp.* (Distribution/Wholesale)	1,521	70,985
Techne Corp. (Healthcare-Products)	468	35,470
Teleflex, Inc. (Miscellaneous Manufacturing)	1,287	77,516
Telephone & Data Systems, Inc. (Telecommunications)	2,925	82,953
Temple-Inland, Inc. (Forest Products & Paper)	3,510	105,370
Terex Corp.* (Machinery-Construction & Mining)	3,510	77,957
The Brink's Co. (Miscellaneous Manufacturing)	1,521	45,387
The Corporate Executive Board Co. (Commercial Services)	468	19,024
The New York Times Co.—Class A* (Media)	3,861	33,127
The Ryland Group, Inc. (Home Builders)	1,404	20,681
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	702	35,423
The Timberland Co.—Class A* (Apparel)	585	25,032
The Timken Co. (Metal Fabricate/Hardware)	1,287	56,203
The Wendy's Co. (Retail)	10,530	55,493
Thomas & Betts Corp.* (Electronics)	585	28,536
Thor Industries, Inc. (Home Builders)	1,404	34,721
Tidewater, Inc. (Oil & Gas Services)	1,638	89,009
Toll Brothers, Inc.* (Home Builders)	4,797	95,748
Tootsie Roll Industries, Inc. (Food)	468	13,127
Towers Watson & Co.—Class A (Commercial Services)	936	57,236
Transatlantic Holdings, Inc. (Insurance)	1,989	101,857
Trimble Navigation, Ltd.* (Electronics)	1,521	54,117
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,574	76,679
Trustmark Corp. (Banks)	1,872	40,791
UDR, Inc. (REIT)	3,627	95,426
UGI Corp. (Gas)	3,627	109,898
Unit Corp.* (Oil & Gas)	1,287	77,233
United Rentals, Inc.* (Commercial Services)	1,170	26,922
Unitrin, Inc. (Insurance)	1,638	46,142
Universal Corp. (Agriculture)	702	25,777
URS Corp.* (Engineering & Construction)	2,574	105,096
UTI Worldwide, Inc. (Transportation)	2,223	35,946
Valley National Bancorp (Banks)	5,499	72,312
Valmont Industries, Inc. (Metal Fabricate/Hardware)	234	22,780
Valspar Corp. (Chemicals)	3,042	99,991
ValueClick, Inc.* (Internet)	936	16,904
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,170	71,066
VCA Antech, Inc.* (Pharmaceuticals)	1,404	27,434
Vectren Corp. (Gas)	2,691	71,069
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,510	182,029
Vishay Intertechnology, Inc.* (Electronics)	2,223	30,611
W.R. Berkley Corp. (Insurance)	3,744	115,278
Wabtec Corp. (Machinery-Diversified)	702	45,293
Washington Federal, Inc. (Savings & Loans)	3,627	61,333
Waste Connections, Inc. (Environmental Control)	1,521	49,037
Watsco, Inc. (Distribution/Wholesale)	585	34,620
Webster Financial Corp. (Banks)	2,340	47,783

Common Stocks, continued

	Shares	Value
Weingarten Realty Investors (REIT)	2,574	$66,203
WellCare Health Plans, Inc.* (Healthcare-Services)	702	30,783
Werner Enterprises, Inc. (Transportation)	1,404	33,064
Westamerica Bancorp (Banks)	585	27,454
Westar Energy, Inc. (Electric)	3,744	96,633
WGL Holdings, Inc. (Gas)	1,638	63,571
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,755	36,802
TOTAL COMMON STOCKS (Cost $15,103,301)		18,516,254
TOTAL INVESTMENT SECURITIES (Cost $15,103,301)—100.1%		18,516,254
Net other assets (liabilities)—(0.1)%		(23,706)
NET ASSETS—100.0%		$18,492,548

*  Non-income producing security

Mid-Cap Value ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Aerospace/Defense	$149,105	0.8%
Agriculture	25,777	0.1%
Airlines	59,988	0.3%
Apparel	85,716	0.5%
Auto Manufacturers	31,943	0.2%
Auto Parts & Equipment	111,787	0.6%
Banks	1,229,915	6.7%
Biotechnology	244,554	1.3%
Building Materials	101,067	0.5%
Chemicals	673,006	3.6%
Coal	124,608	0.7%
Commercial Services	719,803	3.9%
Computers	360,988	2.0%
Distribution/Wholesale	267,504	1.4%
Diversified Financial Services	294,002	1.6%
Electric	1,206,056	6.5%
Electrical Components & Equipment	285,859	1.5%
Electronics	402,455	2.2%
Engineering & Construction	460,979	2.5%
Entertainment	45,429	0.2%
Environmental Control	134,339	0.7%
Food	440,286	2.4%
Forest Products & Paper	349,394	1.9%
Gas	761,040	4.1%
Hand/Machine Tools	171,818	0.9%
Healthcare-Products	361,368	2.0%
Healthcare-Services	366,673	2.0%
Home Builders	356,612	1.9%
Household Products/Wares	158,352	0.9%
Insurance	1,349,946	7.3%
Internet	77,206	0.4%
Investment Companies	60,526	0.3%
Iron/Steel	280,748	1.5%
Machinery-Construction & Mining	77,957	0.4%
Machinery-Diversified	259,973	1.4%
Media	106,889	0.6%
Metal Fabricate/Hardware	170,110	0.9%
Miscellaneous Manufacturing	794,250	4.3%
Office Furnishings	56,280	0.3%

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 31

	Value	% of Net Assets
Oil & Gas	$942,780	5.1%
Oil & Gas Services	194,363	1.1%
Packaging & Containers	244,728	1.3%
Pharmaceuticals	141,626	0.8%
Pipelines	198,812	1.1%
REIT	1,219,241	6.6%
Retail	631,548	3.4%
Savings & Loans	404,620	2.2%
Semiconductors	290,933	1.6%
Software	190,655	1.0%
Telecommunications	126,504	0.7%
Textiles	97,400	0.5%
Transportation	511,747	2.8%
Trucking & Leasing	59,973	0.3%
Water	47,016	0.3%
Other**	(23,706)	(0.1)%
Total	$18,492,548	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

32 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks (100.0%)

	Shares	Value
99 Cents Only Stores* (Retail)	1,430	$28,243
ACI Worldwide, Inc.* (Software)	2,002	72,392
Acuity Brands, Inc. (Miscellaneous Manufacturing)	858	41,776
Acxiom Corp.* (Software)	2,002	27,507
ADTRAN, Inc. (Telecommunications)	3,718	123,029
Advance Auto Parts, Inc. (Retail)	4,290	235,821
Advent Software, Inc.* (Software)	1,716	39,863
Aeropostale, Inc.* (Retail)	4,576	77,106
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,716	179,030
AGCO Corp.* (Machinery-Diversified)	2,860	135,621
Alaska Air Group, Inc.* (Airlines)	1,144	69,921
Albemarle Corp. (Chemicals)	5,148	342,754
Alexandria Real Estate Equities, Inc. (REIT)	1,430	117,260
Alliance Data Systems Corp.* (Commercial Services)	2,860	281,252
Allscripts Healthcare Solutions, Inc.* (Software)	10,582	192,063
AMC Networks, Inc.—Class A* (Media)	3,432	127,636
American Eagle Outfitters, Inc. (Retail)	4,576	60,129
AMERIGROUP Corp.* (Healthcare-Services)	1,716	94,380
Ametek, Inc. (Electrical Components & Equipment)	5,720	243,100
Ann, Inc.* (Retail)	2,860	74,188
ANSYS, Inc.* (Software)	5,148	260,489
AptarGroup, Inc. (Miscellaneous Manufacturing)	2,002	102,202
Aqua America, Inc. (Water)	4,004	84,685
Arch Coal, Inc. (Coal)	5,434	139,110
Arthur J. Gallagher & Co. (Insurance)	2,574	72,381
Ascena Retail Group, Inc.* (Retail)	3,718	120,166
Aspen Insurance Holdings, Ltd. (Insurance)	1,716	44,444
Atmel Corp.* (Semiconductors)	25,454	307,993
Atwood Oceanics, Inc.* (Oil & Gas)	3,146	146,918
Bally Technologies, Inc.* (Entertainment)	2,288	90,216
Bank of Hawaii Corp. (Banks)	858	38,447
BE Aerospace, Inc.* (Aerospace/Defense)	5,720	227,656
Bill Barrett Corp.* (Oil & Gas)	2,574	128,082
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	572	62,348
Black Hills Corp. (Electric)	1,144	34,183
BorgWarner, Inc.* (Auto Parts & Equipment)	3,718	296,027
BRE Properties, Inc.—Class A (REIT)	2,002	105,065
Brinker International, Inc. (Retail)	2,288	54,958
Broadridge Financial Solutions, Inc. (Software)	3,432	79,142
Brown & Brown, Inc. (Insurance)	3,146	68,614
Cadence Design Systems, Inc.* (Computers)	6,864	70,905
Camden Property Trust (REIT)	2,002	134,274
CARBO Ceramics, Inc. (Oil & Gas Services)	1,144	178,544
Carpenter Technology Corp. (Iron/Steel)	858	49,284
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	2,860	187,416
Charles River Laboratories International, Inc.* (Biotechnology)	1,430	56,557
Cheesecake Factory, Inc.* (Retail)	3,146	90,699
Chico's FAS, Inc. (Retail)	9,724	146,735
Church & Dwight, Inc. (Household Products/Wares)	4,004	161,521
Ciena Corp.* (Telecommunications)	2,574	39,794
Cimarex Energy Co. (Oil & Gas)	2,860	252,023
Clean Harbors, Inc.* (Environmental Control)	1,144	60,346
Compass Minerals International, Inc. (Mining)	1,716	135,118
Concur Technologies, Inc.* (Software)	2,574	116,963
Copart, Inc.* (Retail)	3,432	149,120
Corn Products International, Inc. (Food)	2,288	116,436
Corporate Office Properties Trust (REIT)	4,004	124,404
Corrections Corp. of America* (Commercial Services)	3,432	73,651

Common Stocks, continued

	Shares	Value
Covance, Inc.* (Healthcare-Services)	2,002	$114,615
Crane Co. (Miscellaneous Manufacturing)	1,430	66,238
Cree Research, Inc.* (Semiconductors)	6,006	197,357
Cypress Semiconductor Corp. (Semiconductors)	9,438	194,234
Deckers Outdoor Corp.* (Apparel)	2,288	227,084
Deluxe Corp. (Commercial Services)	1,144	26,930
Dick's Sporting Goods, Inc.* (Retail)	5,148	190,476
Digital River, Inc.* (Internet)	2,288	58,344
Dollar Tree, Inc.* (Retail)	6,864	454,603
Domtar Corp. (Forest Products & Paper)	1,716	137,194
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,288	126,709
DPL, Inc. (Electric)	3,146	95,167
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	4,004	87,527
Dresser-Rand Group, Inc.* (Oil & Gas Services)	4,576	244,450
Dril-Quip, Inc.* (Oil & Gas Services)	2,002	141,161
DST Systems, Inc. (Computers)	858	43,921
Duke Realty Corp. (REIT)	4,862	68,262
Eaton Vance Corp. (Diversified Financial Services)	4,004	107,387
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	6,578	245,030
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,716	138,378
Equinix, Inc.* (Internet)	2,574	268,906
Essex Property Trust, Inc. (REIT)	858	120,429
FactSet Research Systems, Inc. (Computers)	2,574	237,040
Fair Isaac Corp. (Software)	858	25,526
Fairchild Semiconductor International, Inc.* (Semiconductors)	4,004	60,100
Federal Realty Investment Trust (REIT)	2,002	174,855
Flowers Foods, Inc. (Food)	3,432	75,229
Forest Oil Corp.* (Oil & Gas)	2,860	74,360
Fossil, Inc.* (Household Products/Wares)	2,860	359,416
FTI Consulting, Inc.* (Commercial Services)	1,144	41,516
Gardner Denver, Inc. (Machinery-Diversified)	2,860	243,929
Gartner Group, Inc.* (Commercial Services)	4,862	179,456
Gen-Probe, Inc.* (Healthcare-Products)	2,574	155,856
General Cable Corp.* (Electrical Components & Equipment)	1,144	45,497
Gentex Corp. (Electronics)	8,008	226,947
Global Payments, Inc. (Software)	4,576	216,948
Graco, Inc. (Machinery-Diversified)	1,716	75,384
Green Mountain Coffee Roasters, Inc.* (Beverages)	6,864	713,513
Greenhill & Co., Inc. (Diversified Financial Services)	572	25,191
GUESS?, Inc. (Apparel)	3,432	130,828
Hanesbrands, Inc.* (Apparel)	2,002	61,081
Hansen Natural Corp.* (Beverages)	3,718	284,873
Health Management Associates, Inc.—Class A* (Healthcare-Services)	14,014	133,133
Henry Schein, Inc.* (Healthcare-Products)	2,860	190,076
Herman Miller, Inc. (Office Furnishings)	1,144	26,323
Highwoods Properties, Inc. (REIT)	1,716	59,082
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,430	53,325
Hologic, Inc.* (Healthcare-Products)	4,862	90,287
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,716	102,051
Huntington Ingalls Industries, Inc.* (Transportation)	1,716	57,452
IDEX Corp. (Machinery-Diversified)	2,574	106,770
IDEXX Laboratories, Inc.* (Healthcare-Products)	3,146	260,929
Immucor, Inc.* (Healthcare-Products)	2,288	60,632
Informatica Corp.* (Software)	6,006	307,087
See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 33

Common Stocks, continued

	Shares	Value
International Rectifier Corp.* (Semiconductors)	1,716	$44,084
Intrepid Potash, Inc.* (Chemicals)	2,574	85,586
Itron, Inc.* (Electronics)	1,716	73,857
ITT Educational Services, Inc.* (Commercial Services)	1,144	98,006
J. Crew Group—Escrowed Security*(a) (Retail)	6,552	—
J.B. Hunt Transport Services, Inc. (Transportation)	2,574	116,448
Jack Henry & Associates, Inc. (Computers)	4,862	140,755
Jefferies Group, Inc. (Diversified Financial Services)	2,860	54,083
John Wiley & Sons, Inc. (Media)	1,430	71,586
Jones Lang LaSalle, Inc. (Real Estate)	2,288	194,755
Kansas City Southern Industries, Inc.* (Transportation)	2,860	169,741
Kennametal, Inc. (Hand/Machine Tools)	1,430	56,385
Kinetic Concepts, Inc.* (Healthcare-Products)	3,432	229,738
Kirby Corp.* (Transportation)	1,716	100,077
Lam Research Corp.* (Semiconductors)	3,432	140,300
Lamar Advertising Co.* (Advertising)	3,146	80,097
Lancaster Colony Corp. (Miscellaneous Manufacturing)	572	34,394
Landstar System, Inc. (Transportation)	858	38,481
Lender Processing Services, Inc. (Diversified Financial Services)	4,862	91,551
Lennox International, Inc. (Building Materials)	1,144	42,305
Liberty Property Trust (REIT)	2,574	87,413
Life Time Fitness, Inc.* (Leisure Time)	2,288	95,547
Lincare Holdings, Inc. (Healthcare-Services)	5,434	139,056
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,716	58,722
LKQ Corp.* (Distribution/Wholesale)	8,294	203,784
Lubrizol Corp. (Chemicals)	3,718	500,443
Mack-Cali Realty Corp. (REIT)	1,716	57,091
ManTech International Corp.—Class A (Software)	572	23,338
Martin Marietta Materials (Building Materials)	858	64,882
Masimo Corp. (Healthcare-Products)	2,002	55,616
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	3,432	127,602
Mednax, Inc.* (Healthcare-Services)	2,574	175,444
Mentor Graphics Corp.* (Computers)	2,288	26,152
Meredith Corp. (Media)	858	25,611
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	1,716	265,654
Micros Systems, Inc.* (Computers)	4,576	224,087
MSC Industrial Direct Co.—Class A (Retail)	1,430	88,345
MSCI, Inc.—Class A* (Software)	6,578	233,453
National Fuel Gas Co. (Pipelines)	2,288	165,605
National Instruments Corp. (Computers)	2,574	66,512
NeuStar, Inc.* (Telecommunications)	4,004	104,264
NewMarket Corp. (Chemicals)	572	93,819
Nordson Corp. (Machinery-Diversified)	2,288	116,757
Northern Oil and Gas, Inc.* (Oil & Gas)	3,146	69,652
Oceaneering International, Inc. (Oil & Gas Services)	6,006	259,459
Oil States International, Inc.* (Oil & Gas Services)	2,860	230,802
OMEGA Healthcare Investors, Inc. (REIT)	2,860	56,170
Oshkosh Truck Corp.* (Auto Manufacturers)	2,860	70,985
Packaging Corp. of America (Packaging & Containers)	2,860	76,276
Panera Bread Co.—Class A* (Retail)	1,716	197,872
Parametric Technology Corp.* (Software)	3,432	71,351
Patriot Coal Corp.* (Coal)	2,574	48,674
Perrigo Co. (Pharmaceuticals)	4,576	413,259
PetSmart, Inc. (Retail)	6,292	270,682
Pharmaceutical Product Development, Inc. (Commercial Services)	2,574	74,208

Common Stocks, continued

	Shares	Value
Plantronics, Inc. (Telecommunications)	1,716	$58,773
Polaris Industries, Inc. (Leisure Time)	2,002	237,337
Polycom, Inc.* (Telecommunications)	9,724	262,840
Potlatch Corp. (Forest Products & Paper)	858	28,503
PVH Corp. (Retail)	3,718	266,023
QLogic Corp.* (Semiconductors)	5,720	86,772
Quest Software, Inc.* (Software)	3,432	65,139
Quicksilver Resources, Inc.* (Oil & Gas)	6,578	93,079
Rackspace Hosting, Inc.* (Internet)	5,434	217,360
Rayonier, Inc. (Forest Products & Paper)	2,288	147,462
Realty Income Corp. (REIT)	4,576	148,537
Regal-Beloit Corp. (Hand/Machine Tools)	858	52,021
Regency Centers Corp. (REIT)	2,002	89,930
ResMed, Inc.* (Healthcare-Products)	8,580	259,888
RF Micro Devices, Inc.* (Telecommunications)	15,444	104,247
Riverbed Technology, Inc.* (Computers)	8,580	245,645
Rock-Tenn Co.—Class A (Forest Products & Paper)	2,002	123,043
Rollins, Inc. (Commercial Services)	3,432	65,517
Rovi Corp.* (Semiconductors)	6,292	333,287
SEI Investments Co. (Software)	4,004	79,199
Semtech Corp.* (Semiconductors)	3,718	86,629
Senior Housing Properties Trust (REIT)	3,432	82,162
Service Corp. International (Commercial Services)	6,864	71,866
Silgan Holdings, Inc. (Packaging & Containers)	1,430	55,455
Silicon Laboratories, Inc.* (Semiconductors)	2,574	91,145
Skyworks Solutions, Inc.* (Semiconductors)	10,296	260,592
SL Green Realty Corp. (REIT)	4,576	375,324
SM Energy Co. (Oil & Gas)	2,002	150,851
Solera Holdings, Inc. (Software)	4,004	223,744
Sotheby's (Commercial Services)	3,718	157,457
SPX Corp. (Miscellaneous Manufacturing)	1,430	107,593
STERIS Corp. (Healthcare-Products)	1,716	60,043
Strayer Education, Inc. (Commercial Services)	572	69,584
Superior Energy Services, Inc.* (Oil & Gas Services)	4,576	189,858
SVB Financial Group* (Banks)	858	52,355
Synopsys, Inc.* (Computers)	4,290	102,831
Taubman Centers, Inc. (REIT)	2,288	137,051
Techne Corp. (Healthcare-Products)	1,144	86,704
The Cooper Cos., Inc. (Healthcare-Products)	2,574	196,885
The Corporate Executive Board Co. (Commercial Services)	1,144	46,504
The Macerich Co. (REIT)	7,436	395,075
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,144	57,726
The Timberland Co.—Class A* (Apparel)	1,144	48,952
The Timken Co. (Metal Fabricate/Hardware)	2,288	99,917
The Warnaco Group, Inc.* (Apparel)	2,574	137,194
Thomas & Betts Corp.* (Electronics)	1,716	83,706
Thoratec Corp.* (Healthcare-Products)	3,146	105,989
Tibco Software, Inc.* (Internet)	9,152	238,318
Tootsie Roll Industries, Inc. (Food)	572	16,045
Towers Watson & Co.—Class A (Commercial Services)	1,144	69,956
Tractor Supply Co. (Retail)	4,004	263,944
Trimble Navigation, Ltd.* (Electronics)	4,290	152,638
Triumph Group, Inc. (Aerospace/Defense)	2,288	123,186
Tupperware Corp. (Household Products/Wares)	3,432	214,466
tw telecom, Inc.* (Telecommunications)	8,294	163,807
UDR, Inc. (REIT)	5,434	142,969
Under Armour, Inc.—Class A* (Retail)	2,002	146,967
United Rentals, Inc.* (Commercial Services)	1,430	32,904
United Therapeutics Corp.* (Pharmaceuticals)	2,860	164,107
Universal Health Services, Inc.—Class B (Healthcare-Services)	5,434	269,744
UTI Worldwide, Inc. (Transportation)	2,002	32,372

See accompanying notes to the financial statements.

34 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks, continued

	Shares	Value
Valmont Industries, Inc. (Metal Fabricate/Hardware)	858	$83,526
ValueClick, Inc.* (Internet)	2,860	51,652
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	2,002	121,601
VCA Antech, Inc.* (Pharmaceuticals)	2,288	44,708
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,434	281,807
Vishay Intertechnology, Inc.* (Electronics)	5,434	74,826
Wabtec Corp. (Machinery-Diversified)	1,430	92,264
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	4,862	178,435
Waste Connections, Inc. (Environmental Control)	3,718	119,868
Watsco, Inc. (Distribution/Wholesale)	572	33,851
Weingarten Realty Investors (REIT)	2,288	58,847
WellCare Health Plans, Inc.* (Healthcare-Services)	1,144	50,164
Westamerica Bancorp (Banks)	572	26,844
Williams Sonoma, Inc. (Retail)	6,006	222,342
WMS Industries, Inc.* (Leisure Time)	3,146	86,735
Woodward, Inc. (Electronics)	3,432	118,404
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	3,146	125,840
TOTAL COMMON STOCKS (Cost $28,080,690)		32,380,828

Repurchase Agreements(b) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $20,000	$20,000	$20,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,000)		20,000
TOTAL INVESTMENT SECURITIES (Cost $28,100,690)—100.1%		32,400,828
Net other assets (liabilities)—(0.1)%		(25,111)
NET ASSETS—100.0%		$32,375,717

*  Non-income producing security

(a)  Security issued in connection with a pending litigation settlement and was fair valued at $0 on July 31, 2011.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Mid-Cap Growth ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Advertising	$80,097	0.2%
Aerospace/Defense	350,842	1.1%
Airlines	69,921	0.2%
Apparel	605,139	1.9%
Auto Manufacturers	70,985	0.2%
Auto Parts & Equipment	296,027	0.9%
Banks	117,646	0.4%
Beverages	998,386	3.1%
Biotechnology	400,712	1.2%
	Value	% of Net Assets
Building Materials	$107,187	0.3%
Chemicals	1,022,602	3.2%
Coal	187,784	0.6%
Commercial Services	1,288,807	4.0%
Computers	1,157,848	3.6%
Distribution/Wholesale	237,635	0.7%
Diversified Financial Services	635,677	2.0%
Electric	129,350	0.4%
Electrical Components & Equipment	794,680	2.5%
Electronics	730,378	2.3%
Entertainment	177,743	0.5%
Environmental Control	180,214	0.6%
Food	207,710	0.6%
Forest Products & Paper	436,202	1.3%
Hand/Machine Tools	167,128	0.5%
Healthcare-Products	1,805,968	5.6%
Healthcare-Services	976,536	3.0%
Household Products/Wares	793,129	2.4%
Insurance	185,439	0.6%
Internet	834,580	2.6%
Iron/Steel	49,284	0.2%
Leisure Time	419,619	1.3%
Machinery-Diversified	896,565	2.8%
Media	224,833	0.7%
Metal Fabricate/Hardware	183,443	0.6%
Mining	135,118	0.4%
Miscellaneous Manufacturing	478,912	1.5%
Office Furnishings	26,323	0.1%
Oil & Gas	914,965	2.8%
Oil & Gas Services	1,244,274	3.8%
Packaging & Containers	131,731	0.4%
Pharmaceuticals	1,182,122	3.6%
Pipelines	165,605	0.5%
REIT	2,534,200	7.8%
Real Estate	194,755	0.6%
Retail	3,138,419	9.7%
Semiconductors	1,924,094	5.9%
Software	2,034,204	6.3%
Telecommunications	856,754	2.6%
Transportation	514,571	1.6%
Water	84,685	0.3%
Other**	(5,111)	NM
Total	$32,375,717	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 35

Common Stocks (99.2%)

	Shares	Value
A.M. Castle & Co.* (Metal Fabricate/Hardware)	580	$10,069
AAON, Inc. (Building Materials)	232	5,262
AAR Corp. (Aerospace/Defense)	1,450	42,543
ABM Industries, Inc. (Commercial Services)	1,740	39,150
Acadia Realty Trust (REIT)	580	12,174
Actuant Corp.—Class A (Miscellaneous Manufacturing)	2,436	60,194
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	870	9,231
Aerovironment, Inc.* (Aerospace/Defense)	290	8,361
Affymetrix, Inc.* (Biotechnology)	2,552	14,419
Agilysys, Inc.* (Computers)	696	6,661
Albany International Corp.—Class A (Machinery-Diversified)	986	26,198
ALLETE, Inc. (Electric)	1,102	44,355
Alliance One International, Inc.* (Agriculture)	3,132	10,304
AMCOL International Corp. (Mining)	464	14,226
Amedisys, Inc.* (Healthcare-Services)	1,044	26,998
American States Water Co. (Water)	290	9,915
American Vanguard Corp. (Chemicals)	754	10,300
Amerisafe, Inc.* (Insurance)	638	13,723
AMN Healthcare Services, Inc.* (Commercial Services)	1,450	11,687
AmSurg Corp.* (Healthcare-Services)	1,102	28,024
Analogic Corp. (Electronics)	174	9,359
Anixter International, Inc. (Telecommunications)	1,044	65,166
Apogee Enterprises, Inc. (Building Materials)	986	11,290
Applied Industrial Technologies, Inc. (Machinery-Diversified)	1,334	42,581
Approach Resources, Inc.* (Oil & Gas)	522	13,551
Arch Chemicals, Inc. (Chemicals)	928	43,727
Arctic Cat, Inc.* (Leisure Time)	464	7,647
Arkansas Best Corp. (Transportation)	928	22,328
Arris Group, Inc.* (Telecommunications)	4,466	53,592
Astec Industries, Inc.* (Machinery-Construction & Mining)	696	26,114
ATMI, Inc.* (Semiconductors)	754	14,062
Audiovox Corp.—Class A* (Telecommunications)	696	5,004
Avid Technology, Inc.* (Software)	1,044	13,666
Avista Corp. (Electric)	2,088	52,638
AZZ, Inc. (Miscellaneous Manufacturing)	174	8,705
B&G Foods, Inc.—Class A (Food)	696	13,078
Badger Meter, Inc. (Electronics)	232	8,466
Bank Mutual Corp. (Banks)	1,624	6,025
Bank of the Ozarks, Inc. (Banks)	174	9,039
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,624	39,544
Basic Energy Services, Inc.* (Oil & Gas Services)	522	16,908
Bel Fuse, Inc.—Class B (Electronics)	406	7,722
Belden, Inc. (Electrical Components & Equipment)	928	34,197
Benchmark Electronics, Inc.* (Electronics)	2,204	32,289
Big 5 Sporting Goods Corp. (Retail)	348	2,871
BioMed Realty Trust, Inc. (REIT)	2,494	48,932
Black Box Corp. (Telecommunications)	638	18,177
Blyth, Inc. (Household Products/Wares)	174	11,007
Boston Private Financial Holdings, Inc. (Banks)	2,784	19,293
Boyd Gaming Corp.* (Lodging)	1,972	17,235
Brady Corp.—Class A (Electronics)	1,914	56,654
Briggs & Stratton Corp. (Machinery-Diversified)	1,798	30,818
Brightpoint, Inc.* (Distribution/Wholesale)	2,436	22,143
Bristow Group, Inc. (Transportation)	1,276	61,860
Brookline Bancorp, Inc. (Savings & Loans)	2,146	18,348
Brooks Automation, Inc.* (Semiconductors)	2,378	22,615
Brown Shoe Co., Inc. (Retail)	1,566	15,817
Brunswick Corp. (Leisure Time)	1,624	35,452
Cabot Microelectronics Corp.* (Chemicals)	290	11,220
CACI International, Inc.—Class A* (Computers)	1,102	65,106

Common Stocks, continued

	Shares	Value
Cal-Maine Foods, Inc. (Food)	174	$5,883
Calamos Asset Management, Inc.—Class A (Diversified Financial Services)	464	6,320
Calgon Carbon Corp.* (Environmental Control)	1,044	15,545
Callaway Golf Co. (Leisure Time)	2,320	14,732
Cambrex Corp.* (Biotechnology)	1,044	4,604
Cantel Medical Corp. (Healthcare-Products)	116	2,892
Cascade Corp. (Machinery-Diversified)	232	11,598
Casey's General Stores, Inc. (Retail)	1,334	60,030
CDI Corp. (Commercial Services)	464	6,013
Cedar Shopping Centers, Inc. (REIT)	1,740	8,630
Centene Corp.* (Healthcare-Services)	1,798	58,992
Central Garden & Pet Co.—Class A* (Household Products/Wares)	1,740	15,242
Central Vermont Public Service Corp. (Electric)	464	16,282
Century Aluminum Co.* (Mining)	1,276	16,614
Ceradyne, Inc.* (Miscellaneous Manufacturing)	870	28,197
CH Energy Group, Inc. (Electric)	580	29,621
Checkpoint Systems, Inc.* (Electronics)	1,450	22,765
Christopher & Banks Corp. (Retail)	1,276	8,039
CIBER, Inc.* (Computers)	2,552	12,811
Cincinnati Bell, Inc.* (Telecommunications)	7,134	24,684
CIRCOR International, Inc. (Metal Fabricate/Hardware)	348	15,051
City Holding Co. (Banks)	522	16,323
Clarcor, Inc. (Miscellaneous Manufacturing)	928	40,888
Clearwater Paper Corp.* (Forest Products & Paper)	406	30,710
Cognex Corp. (Machinery-Diversified)	638	21,660
Cohu, Inc. (Semiconductors)	580	7,262
Coldwater Creek, Inc.* (Retail)	2,146	2,704
Colonial Properties Trust (REIT)	1,798	38,747
Columbia Banking System, Inc. (Banks)	1,392	24,513
Comfort Systems USA, Inc. (Building Materials)	1,334	13,927
Community Bank System, Inc. (Banks)	870	21,889
Comtech Telecommunications Corp. (Telecommunications)	928	25,010
CONMED Corp.* (Healthcare-Products)	1,044	27,144
Corinthian Colleges, Inc.* (Commercial Services)	3,016	12,547
Cross Country Healthcare, Inc.* (Commercial Services)	1,102	7,615
CryoLife, Inc.* (Biotechnology)	580	3,347
CTS Corp. (Electronics)	1,218	11,973
Cubic Corp. (Electronics)	232	11,261
Curtiss-Wright Corp. (Aerospace/Defense)	1,682	53,757
Cymer, Inc.* (Electronics)	638	28,091
Daktronics, Inc. (Electronics)	696	6,911
DealerTrack Holdings, Inc.* (Internet)	580	13,450
Delphi Financial Group, Inc.—Class A (Insurance)	1,972	53,086
Deltic Timber Corp. (Forest Products & Paper)	232	12,029
Diamond Foods, Inc. (Food)	290	20,761
DiamondRock Hospitality Co. (REIT)	3,306	33,787
Digi International, Inc.* (Software)	928	13,261
Dime Community Bancshares, Inc. (Savings & Loans)	580	8,149
Drew Industries, Inc. (Building Materials)	696	14,825
DSP Group, Inc.* (Semiconductors)	812	6,163
Dycom Industries, Inc.* (Engineering & Construction)	1,218	20,755
E.W. Scripps Co.* (Media)	696	6,000
Eagle Materials, Inc. (Building Materials)	1,102	27,385
EastGroup Properties, Inc. (REIT)	406	18,075
El Paso Electric Co. (Electric)	812	27,161
Electro Scientific Industries, Inc.* (Electronics)	580	11,142
EMCOR Group, Inc.* (Engineering & Construction)	2,378	66,394
Emergent Biosolutions, Inc.* (Biotechnology)	348	7,186

See accompanying notes to the financial statements.

36 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks, continued

	Shares	Value
Employers Holdings, Inc. (Insurance)	1,392	$20,685
EMS Technologies, Inc.* (Telecommunications)	522	17,163
Encore Capital Group, Inc.* (Diversified Financial Services)	116	3,173
Encore Wire Corp. (Electrical Components & Equipment)	696	15,319
Entertainment Properties Trust (REIT)	870	40,446
EPIQ Systems, Inc. (Software)	1,160	14,987
eResearchTechnology, Inc.* (Internet)	812	5,172
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	522	18,103
Ethan Allen Interiors, Inc. (Home Furnishings)	1,044	19,210
Exar Corp.* (Semiconductors)	696	4,601
Extra Space Storage, Inc. (REIT)	1,624	34,526
F.N.B. Corp. (Banks)	4,582	45,820
FARO Technologies, Inc.* (Electronics)	290	11,820
Federal Signal Corp. (Miscellaneous Manufacturing)	2,204	12,739
FEI Co.* (Electronics)	812	26,828
Financial Engines, Inc.* (Diversified Financial Services)	464	11,025
First BanCorp.* (Banks)	754	3,318
First Commonwealth Financial Corp. (Banks)	3,364	17,291
First Financial Bancorp (Banks)	1,102	17,643
First Financial Bankshares, Inc. (Banks)	638	20,563
First Midwest Bancorp, Inc. (Banks)	2,668	31,803
Forestar Group, Inc.* (Real Estate)	522	8,509
Forward Air Corp. (Transportation)	464	14,458
Franklin Street Properties Corp. (REIT)	2,552	32,181
Fred's, Inc. (Retail)	1,392	18,347
Fuller (H.B.) Co. (Chemicals)	1,798	41,102
G & K Services, Inc. (Textiles)	696	23,713
GenCorp, Inc.* (Aerospace/Defense)	2,088	11,818
General Communication, Inc.—Class A* (Telecommunications)	580	6,583
Genesco, Inc.* (Retail)	348	18,026
Gentiva Health Services, Inc.* (Healthcare-Services)	1,102	19,825
GeoResources, Inc.* (Oil & Gas)	174	4,440
Gerber Scientific, Inc.* (Machinery-Diversified)	928	10,227
Getty Realty Corp. (REIT)	290	6,728
Gibraltar Industries, Inc.* (Iron/Steel)	1,102	11,329
Glacier Bancorp, Inc. (Banks)	2,610	34,295
Greatbatch, Inc.* (Electrical Components & Equipment)	348	8,672
Griffon Corp.* (Miscellaneous Manufacturing)	1,682	15,895
Group 1 Automotive, Inc. (Retail)	870	41,438
Gulf Island Fabrication, Inc. (Oil & Gas Services)	522	18,061
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	1,218	25,590
Hanmi Financial Corp.* (Banks)	5,452	5,779
Harmonic, Inc.* (Telecommunications)	1,972	10,708
Harte-Hanks, Inc. (Advertising)	1,392	11,373
Haverty Furniture Cos., Inc. (Retail)	696	7,719
Haynes International, Inc. (Metal Fabricate/Hardware)	290	18,166
Headwaters, Inc.* (Energy-Alternate Sources)	2,204	5,047
Healthcare Realty Trust, Inc. (REIT)	1,682	32,967
Healthways, Inc.* (Healthcare-Services)	1,218	18,185
Heartland Express, Inc. (Transportation)	1,044	15,994
Heartland Payment Systems, Inc. (Commercial Services)	1,392	29,288
Heidrick & Struggles International, Inc. (Commercial Services)	638	16,971
Helen of Troy, Ltd.* (Household Products/Wares)	1,102	35,539
Hillenbrand, Inc. (Commercial Services)	1,218	26,662
Home Bancshares, Inc. (Banks)	812	19,139
Home Properties, Inc. (REIT)	580	38,002

Common Stocks, continued

	Shares	Value
Horace Mann Educators Corp. (Insurance)	1,450	$21,112
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	812	22,606
Hot Topic, Inc. (Retail)	1,624	12,131
Hub Group, Inc.—Class A* (Transportation)	812	28,810
ICU Medical, Inc.* (Healthcare-Products)	232	9,855
Independent Bank Corp./MA (Banks)	754	20,019
Infinity Property & Casualty Corp. (Insurance)	464	23,511
InfoSpace, Inc.* (Internet)	1,334	12,713
Inland Real Estate Corp. (REIT)	1,856	16,370
Insight Enterprises, Inc.* (Retail)	1,682	28,308
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	1,392	27,910
Insperity, Inc. (Commercial Services)	406	11,863
Interactive Brokers Group, Inc.—Class A (Diversified Financial Services)	1,508	22,831
Interface, Inc.—Class A (Office Furnishings)	1,044	16,725
Intermec, Inc.* (Machinery-Diversified)	1,682	18,132
Intevac, Inc.* (Machinery-Diversified)	464	4,222
Invacare Corp. (Healthcare-Products)	1,160	34,777
Investment Technology Group, Inc.* (Diversified Financial Services)	1,508	18,352
ION Geophysical Corp.* (Oil & Gas Services)	2,842	28,818
J & J Snack Foods Corp. (Food)	232	11,992
Jack in the Box, Inc.* (Retail)	1,798	40,851
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	580	10,121
John Bean Technologies Corp. (Miscellaneous Manufacturing)	464	8,194
K-Swiss, Inc.—Class A* (Apparel)	986	10,511
Kaiser Aluminum Corp. (Mining)	522	29,138
Kaman Corp. (Aerospace/Defense)	928	33,055
Kaydon Corp. (Metal Fabricate/Hardware)	754	26,880
Kelly Services, Inc.—Class A* (Commercial Services)	986	15,431
Kilroy Realty Corp. (REIT)	1,218	46,990
Kite Realty Group Trust (REIT)	2,262	10,269
Knight Transportation, Inc. (Transportation)	1,102	17,345
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	464	17,177
Kraton Performance Polymers, Inc.* (Chemicals)	696	25,126
La-Z-Boy, Inc.* (Home Furnishings)	1,856	16,277
Laclede Group, Inc. (Gas)	812	30,247
LaSalle Hotel Properties (REIT)	1,914	47,869
Lawson Products, Inc. (Metal Fabricate/Hardware)	116	2,166
LCA-Vision, Inc.* (Healthcare-Products)	406	1,709
Lexington Realty Trust (REIT)	2,958	24,847
LHC Group, Inc.* (Healthcare-Services)	174	3,964
Lincoln Educational Services Corp. (Commercial Services)	290	5,185
Lithia Motors, Inc.—Class A (Retail)	812	16,760
Live Nation, Inc.* (Commercial Services)	5,626	62,449
Liz Claiborne, Inc.* (Apparel)	2,262	14,477
LogMeIn, Inc.* (Telecommunications)	290	10,310
LoJack Corp.* (Electronics)	406	1,628
LSB Industries, Inc.* (Miscellaneous Manufacturing)	290	11,525
LTC Properties, Inc. (REIT)	522	14,172
Lufkin Industries, Inc. (Oil & Gas Services)	464	37,807
Lydall, Inc.* (Miscellaneous Manufacturing)	638	7,707
M/I Schottenstein Homes, Inc.* (Home Builders)	696	7,865
Magellan Health Services, Inc.* (Healthcare-Services)	406	21,153
Marcus Corp. (Lodging)	754	7,299
MarineMax, Inc.* (Retail)	812	7,462
Materion Corp.* (Mining)	232	8,844
Matrix Service Co.* (Oil & Gas Services)	928	12,936
Meadowbrook Insurance Group, Inc. (Insurance)	1,334	12,540

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 37

Common Stocks, continued

	Shares	Value
MedCath Corp.* (Healthcare-Services)	754	$9,892
Medical Properties Trust, Inc. (REIT)	1,508	17,734
Meridian Bioscience, Inc. (Healthcare-Products)	638	13,781
Merit Medical Systems, Inc.* (Healthcare-Products)	522	8,180
Meritage Homes Corp.* (Home Builders)	1,160	25,346
Methode Electronics, Inc. (Electronics)	1,334	14,114
Microsemi Corp.* (Semiconductors)	1,566	31,085
Mid-America Apartment Communities, Inc. (REIT)	522	36,952
Midas, Inc.* (Commercial Services)	522	2,850
MKS Instruments, Inc. (Semiconductors)	1,160	28,942
Mobile Mini, Inc.* (Storage/Warehousing)	754	15,917
Molina Healthcare, Inc.* (Healthcare-Services)	928	21,019
Monarch Casino & Resort, Inc.* (Lodging)	232	2,680
Monotype Imaging Holdings, Inc.* (Software)	290	3,973
Moog, Inc.—Class A* (Aerospace/Defense)	1,624	66,503
Movado Group, Inc. (Retail)	638	10,323
MTS Systems Corp. (Computers)	290	11,429
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,334	50,065
Multimedia Games, Inc.* (Leisure Time)	986	4,279
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,276	15,184
Nara Bancorp, Inc.* (Banks)	1,392	11,178
Nash Finch Co. (Food)	406	14,535
National Financial Partners* (Diversified Financial Services)	870	9,857
National Penn Bancshares, Inc. (Banks)	3,016	24,249
National Retail Properties, Inc. (REIT)	1,218	30,560
Natus Medical, Inc.* (Healthcare-Products)	464	5,350
Navigant Consulting Co.* (Commercial Services)	1,856	21,845
NBT Bancorp, Inc. (Banks)	1,218	26,845
NCI Building Systems, Inc.* (Building Materials)	464	5,239
NCI, Inc.—Class A* (Computers)	116	2,492
Neenah Paper, Inc. (Forest Products & Paper)	522	10,539
Network Equipment Technologies, Inc.* (Telecommunications)	580	1,502
New Jersey Resources Corp. (Gas)	1,508	65,764
Newport Corp.* (Electronics)	638	9,915
Northwest Bancshares, Inc. (Savings & Loans)	3,828	47,046
Northwest Natural Gas Co. (Gas)	638	28,461
NorthWestern Corp. (Electric)	1,276	40,858
NTELOS Holdings Corp. (Telecommunications)	464	9,011
Nutrisystem, Inc. (Commercial Services)	522	7,799
O'Charley's, Inc.* (Retail)	696	4,239
OfficeMax, Inc.* (Retail)	3,074	21,764
Old Dominion Freight Line, Inc.* (Transportation)	754	27,936
Old National Bancorp (Banks)	3,422	34,904
Olympic Steel, Inc. (Iron/Steel)	348	9,100
OM Group, Inc.* (Chemicals)	464	16,834
Omnicell, Inc.* (Software)	580	9,924
On Assignment, Inc.* (Commercial Services)	1,334	13,607
Orbital Sciences Corp.* (Aerospace/Defense)	986	17,078
Oxford Industries, Inc. (Apparel)	232	9,090
OYO Geospace Corp.* (Oil & Gas Services)	58	5,883
PacWest Bancorp (Banks)	1,218	24,177
Palomar Medical Technologies, Inc.* (Healthcare-Products)	464	4,603
Papa John's International, Inc.* (Retail)	348	10,861
Park Electrochemical Corp. (Electronics)	464	12,138
Parkway Properties, Inc. (REIT)	812	14,316
PC-Tel, Inc.* (Internet)	638	4,147
Penn Virginia Corp. (Oil & Gas)	1,624	21,307
Pennsylvania REIT (REIT)	1,044	15,242
Pericom Semiconductor Corp.* (Semiconductors)	406	3,321
Perry Ellis International, Inc.* (Apparel)	174	4,066

Common Stocks, continued

	Shares	Value
Petroleum Development* (Oil & Gas)	580	$21,066
PetroQuest Energy, Inc.* (Oil & Gas)	1,160	9,431
PharMerica Corp.* (Pharmaceuticals)	1,044	13,332
Piedmont Natural Gas Co., Inc. (Gas)	1,682	49,064
Pinnacle Entertainment, Inc.* (Entertainment)	1,218	17,576
Pinnacle Financial Partners, Inc.* (Banks)	1,218	18,574
Pioneer Drilling Co.* (Oil & Gas)	2,146	34,915
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	580	17,098
Plexus Corp.* (Electronics)	580	17,116
PolyOne Corp. (Chemicals)	1,392	21,576
Pool Corp. (Distribution/Wholesale)	1,740	46,545
Post Properties, Inc. (REIT)	986	41,806
Powell Industries, Inc.* (Electrical Components & Equipment)	348	13,412
Presidential Life Corp. (Insurance)	754	8,565
Prestige Brands Holdings, Inc.* (Healthcare-Products)	1,044	12,758
PrivateBancorp, Inc. (Banks)	2,088	24,618
ProAssurance Corp.* (Insurance)	1,102	76,754
Prospect Capital Corp. (Investment Companies)	3,828	35,600
Provident Financial Services, Inc. (Savings & Loans)	1,276	17,685
PS Business Parks, Inc. (REIT)	348	19,770
PSS World Medical, Inc.* (Healthcare-Products)	928	22,207
Pulse Electronics Corp. (Electronics)	986	4,121
Quanex Building Products Corp. (Building Materials)	1,334	20,904
Quiksilver, Inc.* (Apparel)	4,698	24,711
RadiSys Corp.* (Computers)	522	4,145
Red Robin Gourmet Burgers, Inc.* (Retail)	522	17,967
RLI Corp. (Insurance)	580	36,627
Robbins & Myers, Inc. (Machinery-Diversified)	986	47,565
Rofin-Sinar Technologies, Inc.* (Electronics)	638	20,020
Rogers Corp.* (Electronics)	348	16,871
RTI International Metals, Inc.* (Mining)	696	22,321
Ruby Tuesday, Inc.* (Retail)	2,320	21,089
Rudolph Technologies, Inc.* (Semiconductors)	696	5,979
Rue21, Inc.* (Retail)	290	9,532
Ruth's Hospitality Group, Inc.* (Retail)	1,102	6,337
S&T Bancorp, Inc. (Banks)	870	16,547
Safety Insurance Group, Inc. (Insurance)	522	21,193
Sanderson Farms, Inc. (Food)	696	32,169
Saul Centers, Inc. (REIT)	174	6,864
Savient Pharmaceuticals, Inc.* (Biotechnology)	928	6,496
ScanSource, Inc.* (Distribution/Wholesale)	986	36,433
School Specialty, Inc.* (Retail)	580	6,972
Schulman (A.), Inc. (Chemicals)	1,102	24,409
SEACOR SMIT, Inc. (Oil & Gas Services)	232	23,284
Select Comfort Corp.* (Retail)	522	8,780
Selective Insurance Group, Inc. (Insurance)	1,914	31,370
Seneca Foods Corp.—Class A* (Food)	348	9,013
SFN Group, Inc.* (Commercial Services)	1,798	25,028
Shuffle Master, Inc.* (Entertainment)	870	8,108
Sigma Designs, Inc.* (Semiconductors)	348	2,975
Simmons First National Corp.—Class A (Banks)	638	15,414
Simpson Manufacturing Co., Inc. (Building Materials)	1,450	41,035
Skechers U.S.A., Inc.—Class A* (Apparel)	1,276	21,245
Skyline Corp. (Home Builders)	174	2,354
SkyWest, Inc. (Airlines)	1,914	24,614
Smith Corp. (Miscellaneous Manufacturing)	522	21,647
Snyders-Lance, Inc. (Food)	812	16,573
Sonic Automotive, Inc. (Retail)	1,276	19,995
Sonic Corp.* (Retail)	1,392	14,894
SonoSite, Inc.* (Healthcare-Products)	116	3,789
South Jersey Industries, Inc. (Gas)	638	32,219
Southwest Gas Corp. (Gas)	1,624	60,559

See accompanying notes to the financial statements.

38 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks, continued

	Shares	Value
Sovran Self Storage, Inc. (REIT)	580	$23,519
Spartan Motors, Inc. (Auto Parts & Equipment)	1,218	5,603
Spartan Stores, Inc. (Food)	812	14,340
Stage Stores, Inc. (Retail)	1,276	22,713
Standard Microsystems Corp.* (Semiconductors)	464	10,978
Standard Motor Products, Inc. (Auto Parts & Equipment)	696	9,883
Standard Pacific Corp.* (Home Builders)	3,538	10,119
Standex International Corp. (Miscellaneous Manufacturing)	464	14,936
Stein Mart, Inc. (Retail)	986	9,367
Stepan Co. (Chemicals)	290	22,997
Sterling Bancorp (Banks)	1,102	10,414
Stewart Information Services Corp. (Insurance)	696	7,378
Stone Energy Corp.* (Oil & Gas)	754	24,475
STR Holdings, Inc.* (Miscellaneous Manufacturing)	812	11,173
Super Micro Computer, Inc.* (Computers)	406	5,721
Superior Industries International, Inc. (Auto Parts & Equipment)	522	10,565
Supertex, Inc.* (Semiconductors)	290	5,620
SurModics, Inc.* (Healthcare-Products)	290	3,190
Susquehanna Bancshares, Inc. (Banks)	4,640	34,939
Swift Energy Co.* (Oil & Gas)	986	37,567
SWS Group, Inc. (Diversified Financial Services)	1,044	5,690
Sykes Enterprises, Inc.* (Computers)	696	13,433
Symmetricom, Inc.* (Telecommunications)	754	4,275
Symmetry Medical, Inc.* (Healthcare-Products)	1,334	12,846
SYNNEX Corp.* (Software)	870	24,638
Take-Two Interactive Software, Inc.* (Software)	1,740	23,473
Tekelec* (Telecommunications)	2,494	19,578
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,334	72,343
TeleTech Holdings, Inc.* (Commercial Services)	348	6,887
Tessera Technologies, Inc.* (Semiconductors)	754	11,845
Tetra Tech, Inc.* (Environmental Control)	986	21,692
TETRA Technologies, Inc.* (Oil & Gas Services)	2,784	35,830
Texas Capital Bancshares, Inc.* (Banks)	1,334	36,458
Texas Industries, Inc. (Building Materials)	986	38,069
The Andersons, Inc. (Agriculture)	348	14,306
The Cato Corp.—Class A (Retail)	406	11,295
The Children's Place Retail Stores, Inc.* (Retail)	522	25,223
The Finish Line, Inc.—Class A (Retail)	638	13,589
The Geo Group, Inc.* (Commercial Services)	2,320	48,256
The Hain Celestial Group, Inc.* (Food)	928	30,002
The Medicines Co.* (Pharmaceuticals)	754	11,295
The Men's Wearhouse, Inc. (Retail)	812	26,625
The Navigators Group, Inc.* (Insurance)	464	21,873
The Pep Boys—Manny, Moe & Jack (Retail)	1,914	20,575
The Standard Register Co. (Household Products/Wares)	464	1,392
THQ, Inc.* (Software)	2,436	6,492
Tompkins Financial Corp. (Banks)	174	7,030
Toro Co. (Housewares)	464	24,977
Tower Group, Inc. (Insurance)	638	14,585
Tredegar Corp. (Miscellaneous Manufacturing)	812	15,477
TrueBlue, Inc.* (Commercial Services)	928	13,929
TrustCo Bank Corp. NY (Banks)	3,364	15,542
Tuesday Morning Corp.* (Retail)	1,276	5,487
UIL Holdings Corp. (Electric)	1,798	57,410
Ultratech Stepper, Inc.* (Semiconductors)	464	12,226
UMB Financial Corp. (Banks)	696	28,884
Umpqua Holdings Corp. (Banks)	4,118	46,780
UniFirst Corp. (Textiles)	232	12,725
Unisource Energy Corp. (Electric)	1,334	49,118
United Bankshares, Inc. (Banks)	1,566	37,365
United Community Banks, Inc.* (Banks)	638	6,973

Common Stocks, continued

	Shares	Value
United Fire & Casualty Co. (Insurance)	754	$12,931
United Natural Foods, Inc.* (Food)	696	29,058
United Online, Inc. (Internet)	3,190	19,044
United Stationers, Inc. (Distribution/Wholesale)	1,624	52,114
Universal Forest Products, Inc. (Building Materials)	696	20,511
Universal Health Realty Income Trust (REIT)	232	9,561
Urstadt Biddle Properties—Class A (REIT)	406	7,202
USA Mobility, Inc. (Telecommunications)	464	7,661
Viad Corp. (Commercial Services)	754	15,630
Vitamin Shoppe, Inc.* (Retail)	580	25,265
Watts Water Technologies, Inc.—Class A (Electronics)	1,044	35,005
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	1,740	12,841
WD-40 Co. (Household Products/Wares)	290	12,702
West Pharmaceutical Services, Inc. (Healthcare-Products)	696	30,534
Wilshire Bancorp, Inc.* (Banks)	2,030	6,699
Winnebago Industries, Inc.* (Home Builders)	1,044	8,759
Wintrust Financial Corp. (Banks)	1,276	43,614
Wolverine World Wide, Inc. (Apparel)	754	28,554
World Fuel Services Corp. (Retail)	2,552	96,032
XO Group, Inc.* (Internet)	638	5,965
Zale Corp.* (Retail)	812	4,555
Zep, Inc. (Chemicals)	812	15,225
TOTAL COMMON STOCKS (Cost $6,851,159)		8,773,740
TOTAL INVESTMENT SECURITIES (Cost $6,851,159)—99.2%		8,773,740
Net other assets (liabilities)—0.8%		74,042
NET ASSETS—100.0%		$8,847,782

*  Non-income producing security

Small-Cap Value ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Advertising	$11,373	0.1%
Aerospace/Defense	305,458	3.5%
Agriculture	24,610	0.3%
Airlines	24,614	0.3%
Apparel	112,654	1.3%
Auto Parts & Equipment	26,051	0.3%
Banks	783,956	8.9%
Biotechnology	36,052	0.4%
Building Materials	198,447	2.2%
Chemicals	232,516	2.6%
Commercial Services	400,692	4.5%
Computers	121,798	1.4%
Distribution/Wholesale	157,235	1.8%
Diversified Financial Services	94,346	1.1%
Electric	317,443	3.6%
Electrical Components & Equipment	80,831	0.9%
Electronics	376,209	4.3%
Energy-Alternate Sources	5,047	0.1%
Engineering & Construction	115,059	1.3%
Entertainment	25,684	0.3%
Environmental Control	37,237	0.4%
Food	197,404	2.2%
Forest Products & Paper	66,119	0.7%
Gas	266,314	3.0%

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 39

	Value	% of Net Assets
Healthcare-Products	$219,205	2.5%
Healthcare-Services	208,052	2.4%
Home Builders	54,443	0.6%
Home Furnishings	35,487	0.4%
Household Products/Wares	75,882	0.9%
Housewares	24,977	0.3%
Insurance	375,933	4.3%
Internet	60,491	0.7%
Investment Companies	35,600	0.4%
Iron/Steel	20,429	0.2%
Leisure Time	62,110	0.7%
Lodging	27,214	0.3%
Machinery-Construction & Mining	26,114	0.3%
Machinery-Diversified	213,001	2.4%
Media	6,000	0.1%
Metal Fabricate/Hardware	122,397	1.4%
Mining	91,143	1.0%
Miscellaneous Manufacturing	347,285	3.9%
Office Furnishings	16,725	0.2%
Oil & Gas	166,752	1.9%
Oil & Gas Services	202,133	2.3%
Pharmaceuticals	24,627	0.3%
REIT	729,238	8.2%
Real Estate	8,509	0.1%
Retail	693,982	7.8%
Savings & Loans	91,228	1.0%
Semiconductors	167,674	1.9%
Software	110,414	1.2%
Storage/Warehousing	15,917	0.2%
Telecommunications	278,424	3.1%
Textiles	36,438	0.4%
Toys/Games/Hobbies	10,121	0.1%
Transportation	188,731	2.1%
Water	9,915	0.1%
Other**	74,042	0.8%
Total	$8,847,782	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

40 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks (99.4%)

	Shares	Value
AAON, Inc. (Building Materials)	1,304	$29,575
Abaxis, Inc.* (Healthcare-Products)	2,608	61,862
Acadia Realty Trust (REIT)	2,608	54,742
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	1,630	17,294
Aerovironment, Inc.* (Aerospace/Defense)	652	18,797
Air Methods Corp.* (Healthcare-Services)	1,304	91,410
Align Technology, Inc.* (Healthcare-Products)	7,824	172,050
Allegiant Travel Co.* (Airlines)	1,630	70,139
Almost Family, Inc.* (Healthcare-Services)	978	24,714
AMCOL International Corp. (Mining)	1,304	39,981
American Public Education, Inc.* (Commercial Services)	1,956	89,135
American Science & Engineering, Inc. (Electronics)	978	79,345
American States Water Co. (Water)	978	33,438
Analogic Corp. (Electronics)	652	35,071
Approach Resources, Inc.* (Oil & Gas)	1,630	42,315
Arbitron, Inc. (Commercial Services)	2,934	114,778
ArQule, Inc.* (Biotechnology)	4,890	27,384
Atlantic Tele-Network, Inc. (Environmental Control)	978	36,939
ATMI, Inc.* (Semiconductors)	1,304	24,320
AZZ, Inc. (Miscellaneous Manufacturing)	978	48,929
B&G Foods, Inc.—Class A (Food)	2,934	55,130
Badger Meter, Inc. (Electronics)	978	35,687
Balchem Corp. (Chemicals)	3,260	142,690
Bank of the Ozarks, Inc. (Banks)	978	50,807
Basic Energy Services, Inc.* (Oil & Gas Services)	978	31,677
Belden, Inc. (Electrical Components & Equipment)	2,282	84,092
Big 5 Sporting Goods Corp. (Retail)	1,304	10,758
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	2,608	52,004
BioMed Realty Trust, Inc. (REIT)	6,846	134,318
BJ's Restaurants, Inc.* (Retail)	2,608	120,933
Blackbaud, Inc. (Software)	4,890	124,206
Blue Coat Systems, Inc.* (Internet)	4,890	98,533
Blue Nile, Inc.* (Internet)	1,630	69,047
Boston Beer Co., Inc.—Class A* (Beverages)	978	88,167
Bottomline Technologies, Inc.* (Software)	3,912	91,110
Brunswick Corp. (Leisure Time)	4,890	106,749
Buckeye Technologies, Inc. (Forest Products & Paper)	4,564	122,726
Buffalo Wild Wings, Inc.* (Retail)	1,956	124,265
Cabela's, Inc.* (Retail)	4,564	124,871
Cabot Microelectronics Corp.* (Chemicals)	1,630	63,065
Cal-Maine Foods, Inc. (Food)	978	33,066
Calamos Asset Management, Inc.—Class A (Diversified Financial Services)	652	8,880
Calavo Growers, Inc. (Food)	1,304	26,954
Calgon Carbon Corp.* (Environmental Control)	2,934	43,687
Cantel Medical Corp. (Healthcare-Products)	978	24,382
Capella Education Co.* (Commercial Services)	1,630	69,682
Cardtronics, Inc.* (Commercial Services)	3,260	74,915
Carter's, Inc.* (Apparel)	6,520	218,420
Cascade Corp. (Machinery-Diversified)	326	16,297
Cash America International, Inc. (Retail)	3,260	182,430
Cbeyond, Inc.* (Telecommunications)	3,586	40,271
CEC Entertainment, Inc. (Retail)	2,282	88,313
Century Aluminum Co.* (Mining)	2,282	29,712
CEVA, Inc.* (Semiconductors)	2,608	78,814
Chemed Corp. (Commercial Services)	2,282	138,768
CIRCOR International, Inc. (Metal Fabricate/Hardware)	978	42,298
Cirrus Logic, Inc.* (Semiconductors)	7,498	113,820
Clarcor, Inc. (Miscellaneous Manufacturing)	2,608	114,908
Cognex Corp. (Machinery-Diversified)	2,608	88,542

Common Stocks, continued

	Shares	Value
Cohu, Inc. (Semiconductors)	978	$12,245
Coinstar, Inc.* (Commercial Services)	3,586	175,212
Colonial Properties Trust (REIT)	3,586	77,278
Community Bank System, Inc. (Banks)	1,630	41,011
CommVault Systems, Inc.* (Software)	4,890	189,341
Computer Programs & Systems, Inc. (Software)	1,304	95,714
comScore, Inc.* (Internet)	2,934	63,991
Consolidated Graphics, Inc.* (Commercial Services)	978	50,455
Contango Oil & Gas Co. (Oil & Gas)	1,304	82,256
CorVel Corp.* (Commercial Services)	652	30,090
Cracker Barrel Old Country Store, Inc. (Retail)	2,608	117,647
Crocs, Inc.* (Apparel)	9,780	306,407
CryoLife, Inc.* (Biotechnology)	1,304	7,524
CSG Systems International, Inc.* (Software)	3,912	69,477
Cubic Corp. (Electronics)	978	47,472
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	6,520	221,484
Cyberonics, Inc.* (Healthcare-Products)	2,608	70,781
Cymer, Inc.* (Electronics)	1,304	57,415
Daktronics, Inc. (Electronics)	1,630	16,186
Darling International, Inc.* (Environmental Control)	13,040	220,115
DealerTrack Holdings, Inc.* (Internet)	2,934	68,039
Deltic Timber Corp. (Forest Products & Paper)	652	33,806
DG Fastchannel, Inc.* (Media)	2,608	73,702
Diamond Foods, Inc. (Food)	1,630	116,692
DiamondRock Hospitality Co. (REIT)	8,476	86,625
Dime Community Bancshares, Inc. (Savings & Loans)	1,304	18,321
DineEquity, Inc.* (Retail)	1,630	84,923
Diodes, Inc.* (Semiconductors)	3,912	92,128
DTS, Inc.* (Home Furnishings)	1,956	67,912
E.W. Scripps Co.* (Media)	1,304	11,240
Eagle Materials, Inc. (Building Materials)	1,630	40,505
EastGroup Properties, Inc. (REIT)	1,630	72,568
Ebix, Inc.* (Software)	4,238	83,446
eHealth, Inc.* (Insurance)	2,282	29,552
El Paso Electric Co. (Electric)	1,956	65,428
Electro Scientific Industries, Inc.* (Electronics)	978	18,787
Emergent Biosolutions, Inc.* (Biotechnology)	1,304	26,928
Encore Capital Group, Inc.* (Diversified Financial Services)	978	26,748
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,282	105,520
Entertainment Properties Trust (REIT)	2,608	121,246
Entropic Communications, Inc.* (Semiconductors)	7,824	52,264
Enzo Biochem, Inc.* (Biotechnology)	3,586	13,770
eResearchTechnology, Inc.* (Internet)	2,282	14,536
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,304	45,223
Exar Corp.* (Semiconductors)	2,934	19,394
Exponent, Inc.* (Commercial Services)	1,630	68,150
Extra Space Storage, Inc. (REIT)	5,542	117,823
EZCORP, Inc.—Class A* (Retail)	5,542	184,438
FARO Technologies, Inc.* (Electronics)	978	39,863
FEI Co.* (Electronics)	1,956	64,626
Financial Engines, Inc.* (Diversified Financial Services)	1,630	38,729
First Cash Financial Services, Inc.* (Retail)	3,586	155,166
First Financial Bancorp (Banks)	2,934	46,973
First Financial Bankshares, Inc. (Banks)	1,630	52,535
Forestar Group, Inc.* (Real Estate)	2,282	37,197
Forrester Research, Inc. (Commercial Services)	1,630	51,508
Forward Air Corp. (Transportation)	1,956	60,949

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 41

Common Stocks, continued

	Shares	Value
General Communication, Inc.—Class A* (Telecommunications)	2,608	$29,601
Genesco, Inc.* (Retail)	1,630	84,434
GeoResources, Inc.* (Oil & Gas)	1,630	41,598
Getty Realty Corp. (REIT)	1,956	45,379
Greatbatch, Inc.* (Electrical Components & Equipment)	1,630	40,620
Gulfport Energy Corp.* (Oil & Gas)	4,238	154,517
Haemonetics Corp.* (Healthcare-Products)	2,934	192,177
Harmonic, Inc.* (Telecommunications)	4,890	26,553
Hawkins, Inc. (Chemicals)	978	33,663
Haynes International, Inc. (Metal Fabricate/Hardware)	326	20,421
Healthcare Realty Trust, Inc. (REIT)	2,934	57,506
Healthcare Services Group, Inc. (Commercial Services)	7,498	117,644
HealthSpring, Inc.* (Healthcare-Services)	7,498	307,718
Heartland Express, Inc. (Transportation)	2,282	34,960
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	978	27,668
Hibbett Sports, Inc.* (Retail)	2,934	115,130
Hillenbrand, Inc. (Commercial Services)	3,260	71,361
Hittite Microwave Corp.* (Semiconductors)	2,934	164,275
HMS Holdings Corp.* (Commercial Services)	3,260	246,456
Home Properties, Inc. (REIT)	2,608	170,876
HSN, Inc.* (Retail)	4,238	138,540
Hub Group, Inc.—Class A* (Transportation)	1,630	57,832
Iconix Brand Group, Inc.* (Apparel)	8,150	190,139
ICU Medical, Inc.* (Healthcare-Products)	652	27,697
iGATE Corp. (Computers)	3,260	48,867
II-VI, Inc.* (Electronics)	5,868	146,876
Inland Real Estate Corp. (REIT)	2,934	25,878
Insperity, Inc. (Commercial Services)	1,304	38,103
Integra LifeSciences Holdings* (Biotechnology)	2,282	102,850
Inter Parfums, Inc. (Cosmetics/Personal Care)	1,630	32,665
Interactive Intelligence Group, Inc.* (Software)	1,630	61,956
Interface, Inc.—Class A (Office Furnishings)	3,912	62,670
Interval Leisure Group, Inc.* (Leisure Time)	4,564	58,647
Intevac, Inc.* (Machinery-Diversified)	978	8,900
ION Geophysical Corp.* (Oil & Gas Services)	8,476	85,947
IPC The Hospitalist Co.* (Healthcare-Services)	1,956	88,470
J & J Snack Foods Corp. (Food)	978	50,553
j2 Global Communications, Inc.* (Internet)	5,216	139,476
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,304	22,755
JDA Software Group, Inc.* (Software)	4,564	127,609
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,630	28,786
Jos. A. Bank Clothiers, Inc.* (Retail)	2,934	150,544
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	4,238	66,070
Kaydon Corp. (Metal Fabricate/Hardware)	1,304	46,488
Kensey Nash Corp.* (Healthcare-Products)	978	25,624
Kid Brands, Inc.* (Household Products/Wares)	2,282	10,474
Kilroy Realty Corp. (REIT)	2,934	113,194
Kirkland's, Inc.* (Retail)	1,630	17,588
Knight Transportation, Inc. (Transportation)	3,260	51,312
Kopin Corp.* (Semiconductors)	7,172	30,840
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	978	36,206
Kraton Performance Polymers, Inc.* (Chemicals)	1,304	47,074
Kulicke & Soffa Industries, Inc.* (Semiconductors)	8,150	74,980
Landauer, Inc. (Commercial Services)	978	55,208
LaSalle Hotel Properties (REIT)	3,586	89,686
LCA-Vision, Inc.* (Healthcare-Products)	652	2,745
Lexington Realty Trust (REIT)	5,868	49,291
LHC Group, Inc.* (Healthcare-Services)	1,304	29,705
Common Stocks, continued

	Shares	Value
Lincoln Educational Services Corp. (Commercial Services)	1,630	$29,144
Lindsay Manufacturing Co. (Machinery-Diversified)	1,304	82,543
Liquidity Services, Inc.* (Internet)	1,956	47,296
Littelfuse, Inc. (Electrical Components & Equipment)	2,608	133,243
LivePerson, Inc.* (Computers)	5,216	64,209
Liz Claiborne, Inc.* (Apparel)	3,586	22,950
LogMeIn, Inc.* (Telecommunications)	978	34,768
LoJack Corp.* (Electronics)	652	2,615
LSB Industries, Inc.* (Miscellaneous Manufacturing)	978	38,866
LTC Properties, Inc. (REIT)	1,630	44,254
Lufkin Industries, Inc. (Oil & Gas Services)	1,956	159,375
Lumber Liquidators Holdings, Inc.* (Retail)	2,608	40,972
Magellan Health Services, Inc.* (Healthcare-Services)	2,282	118,892
Maidenform Brands, Inc.* (Apparel)	2,608	67,417
Manhattan Associates, Inc.* (Computers)	2,282	85,119
Materion Corp.* (Mining)	1,630	62,136
MAXIMUS, Inc. (Commercial Services)	3,912	151,121
Meadowbrook Insurance Group, Inc. (Insurance)	1,956	18,386
Medical Properties Trust, Inc. (REIT)	7,824	92,010
Medifast, Inc.* (Commercial Services)	1,630	31,459
Mercury Computer Systems, Inc.* (Computers)	3,260	54,735
Meridian Bioscience, Inc. (Healthcare-Products)	2,608	56,333
Merit Medical Systems, Inc.* (Healthcare-Products)	2,282	35,759
Micrel, Inc. (Semiconductors)	5,542	56,251
Microsemi Corp.* (Semiconductors)	4,564	90,595
MicroStrategy, Inc.—Class A* (Software)	978	155,864
Mid-America Apartment Communities, Inc. (REIT)	2,282	161,543
MKS Instruments, Inc. (Semiconductors)	2,282	56,936
Mobile Mini, Inc.* (Storage/Warehousing)	2,608	55,055
Monarch Casino & Resort, Inc.* (Lodging)	326	3,765
Monolithic Power Systems, Inc.* (Semiconductors)	3,912	52,773
Monotype Imaging Holdings, Inc.* (Software)	2,282	31,263
Monro Muffler Brake, Inc. (Commercial Services)	3,260	116,578
MTS Systems Corp. (Computers)	978	38,543
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	1,304	116,134
Nanometrics, Inc.* (Semiconductors)	1,956	33,037
National Financial Partners* (Diversified Financial Services)	2,282	25,855
National Penn Bancshares, Inc. (Banks)	4,238	34,074
National Presto Industries, Inc. (Housewares)	652	66,334
National Retail Properties, Inc. (REIT)	5,868	147,228
Natus Medical, Inc.* (Healthcare-Products)	1,956	22,553
NCI Building Systems, Inc.* (Building Materials)	326	3,681
NCI, Inc.—Class A* (Computers)	652	14,005
Neogen Corp.* (Pharmaceuticals)	2,608	107,867
NETGEAR, Inc.* (Telecommunications)	3,912	128,744
NetScout Systems, Inc.* (Computers)	3,912	59,658
Network Equipment Technologies, Inc.* (Telecommunications)	1,630	4,222
Neutral Tandem, Inc.* (Telecommunications)	3,912	59,971
Newport Corp.* (Electronics)	2,282	35,462
Nolan Co.* (Media)	3,260	25,852
Northwest Natural Gas Co. (Gas)	978	43,629
Novatel Wireless, Inc.* (Telecommunications)	3,586	18,396
NTELOS Holdings Corp. (Telecommunications)	1,956	37,986

See accompanying notes to the financial statements.

42 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks, continued

	Shares	Value
Nutrisystem, Inc. (Commercial Services)	1,304	$19,482
NuVasive, Inc.* (Healthcare-Products)	4,564	130,622
Old Dominion Freight Line, Inc.* (Transportation)	2,608	96,626
OM Group, Inc.* (Chemicals)	1,956	70,964
Omnicell, Inc.* (Software)	1,956	33,467
Oplink Communications, Inc.* (Telecommunications)	2,282	38,520
optionsXpress Holdings, Inc. (Diversified Financial Services)	4,564	68,916
Orbital Sciences Corp.* (Aerospace/Defense)	3,586	62,110
Orion Marine Group, Inc.* (Engineering & Construction)	2,934	25,496
OSI Systems, Inc.* (Electronics)	1,956	80,763
Oxford Industries, Inc. (Apparel)	978	38,318
OYO Geospace Corp.* (Oil & Gas Services)	326	33,066
P.F. Chang's China Bistro, Inc. (Retail)	2,608	85,881
Palomar Medical Technologies, Inc.* (Healthcare-Products)	652	6,468
Papa John's International, Inc.* (Retail)	1,304	40,698
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	3,912	126,710
PAREXEL International Corp.* (Commercial Services)	6,520	133,856
Park Electrochemical Corp. (Electronics)	652	17,056
Peet's Coffee & Tea, Inc.* (Beverages)	1,304	76,154
Pennsylvania REIT (REIT)	2,934	42,836
Perficient, Inc.* (Internet)	3,260	32,633
Pericom Semiconductor Corp.* (Semiconductors)	1,630	13,333
Perry Ellis International, Inc.* (Apparel)	652	15,237
PetMed Express, Inc. (Pharmaceuticals)	2,282	25,034
Petroleum Development* (Oil & Gas)	978	35,521
PetroQuest Energy, Inc.* (Oil & Gas)	2,608	21,203
Piedmont Natural Gas Co., Inc. (Gas)	2,934	85,585
Pinnacle Entertainment, Inc.* (Entertainment)	2,934	42,338
Plexus Corp.* (Electronics)	2,282	67,342
PolyOne Corp. (Chemicals)	6,194	96,007
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	1,956	158,299
Post Properties, Inc. (REIT)	2,608	110,579
Power Integrations, Inc. (Semiconductors)	3,260	115,697
Prestige Brands Holdings, Inc.* (Healthcare-Products)	2,282	27,886
Progress Software Corp.* (Software)	7,498	180,702
Provident Financial Services, Inc. (Savings & Loans)	1,956	27,110
PS Business Parks, Inc. (REIT)	978	55,560
PSS World Medical, Inc.* (Healthcare-Products)	3,260	78,012
Pulse Electronics Corp. (Electronics)	1,630	6,813
Quaker Chemical Corp. (Chemicals)	1,304	52,864
Quality Systems, Inc. (Software)	2,282	208,483
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	6,846	212,568
Radiant Systems, Inc.* (Computers)	3,912	110,279
RadiSys Corp.* (Computers)	978	7,765
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	8,150	432,439
RightNow Technologies, Inc.* (Software)	2,608	88,516
Robbins & Myers, Inc. (Machinery-Diversified)	1,956	94,357
Rofin-Sinar Technologies, Inc.* (Electronics)	1,304	40,920
Rogers Corp.* (Electronics)	652	31,609
RTI International Metals, Inc.* (Mining)	1,304	41,819
Rubicon Technology, Inc.* (Semiconductors)	1,956	28,792
Rudolph Technologies, Inc.* (Semiconductors)	1,304	11,201
Rue21, Inc.* (Retail)	978	32,147
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	6,520	252,846

Common Stocks, continued

	Shares	Value
Saul Centers, Inc. (REIT)	652	$25,721
Savient Pharmaceuticals, Inc.* (Biotechnology)	4,890	34,230
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,956	109,751
SEACOR SMIT, Inc. (Oil & Gas Services)	1,630	163,587
Select Comfort Corp.* (Retail)	4,564	76,766
Shuffle Master, Inc.* (Entertainment)	3,260	30,383
Sigma Designs, Inc.* (Semiconductors)	1,956	16,724
Signature Bank* (Banks)	5,216	308,579
Skyline Corp. (Home Builders)	326	4,411
Smith Corp. (Miscellaneous Manufacturing)	2,282	94,635
Smith Micro Software, Inc.* (Software)	3,586	12,766
Snyders-Lance, Inc. (Food)	2,608	53,229
Sonic Corp.* (Retail)	2,608	27,906
SonoSite, Inc.* (Healthcare-Products)	978	31,941
Sourcefire, Inc.* (Internet)	3,260	80,131
South Jersey Industries, Inc. (Gas)	1,304	65,852
Sovran Self Storage, Inc. (REIT)	1,304	52,877
Stamps.com, Inc. (Internet)	1,304	21,842
Standard Microsystems Corp.* (Semiconductors)	978	23,139
Steven Madden, Ltd.* (Apparel)	3,912	149,047
Stifel Financial Corp.* (Diversified Financial Services)	5,868	222,749
Stone Energy Corp.* (Oil & Gas)	3,260	105,820
STR Holdings, Inc.* (Miscellaneous Manufacturing)	1,956	26,915
Stratasys, Inc.* (Computers)	2,282	58,191
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	1,956	53,438
Super Micro Computer, Inc.* (Computers)	1,630	22,967
Superior Industries International, Inc. (Auto Parts & Equipment)	978	19,795
Supertex, Inc.* (Semiconductors)	652	12,636
SurModics, Inc.* (Healthcare-Products)	978	10,758
Swift Energy Co.* (Oil & Gas)	1,630	62,103
Sykes Enterprises, Inc.* (Computers)	2,282	44,043
Symmetricom, Inc.* (Telecommunications)	2,282	12,939
Synaptics, Inc.* (Computers)	3,912	96,118
Synchronoss Technologies, Inc.* (Software)	2,934	85,819
Take-Two Interactive Software, Inc.* (Software)	4,238	57,171
Taleo Corp.—Class A* (Software)	4,564	151,068
Tanger Factory Outlet Centers, Inc. (REIT)	9,128	250,564
TeleTech Holdings, Inc.* (Commercial Services)	1,956	38,709
Tessera Technologies, Inc.* (Semiconductors)	3,260	51,215
Tetra Tech, Inc.* (Environmental Control)	3,912	86,064
Texas Roadhouse, Inc.—Class A (Retail)	6,520	107,710
The Andersons, Inc. (Agriculture)	978	40,206
The Buckle, Inc. (Retail)	2,934	130,006
The Cato Corp.—Class A (Retail)	1,956	54,416
The Children's Place Retail Stores, Inc.* (Retail)	1,304	63,009
The Ensign Group, Inc. (Healthcare-Services)	1,304	37,034
The Finish Line, Inc.—Class A (Retail)	3,912	83,326
The Hain Celestial Group, Inc.* (Food)	1,956	63,237
The Medicines Co.* (Pharmaceuticals)	3,586	53,718
The Men's Wearhouse, Inc. (Retail)	3,260	106,895
Tompkins Financial Corp. (Banks)	326	13,170
Toro Co. (Housewares)	1,956	105,291
Tower Group, Inc. (Insurance)	2,608	59,619
TreeHouse Foods, Inc.* (Food)	3,912	202,016
TriQuint Semiconductor, Inc.* (Semiconductors)	18,256	137,285
True Religion Apparel, Inc.* (Apparel)	2,934	98,846
TrueBlue, Inc.* (Commercial Services)	1,956	29,360
TTM Technologies, Inc.* (Electronics)	4,890	67,726
Tyler Technologies, Inc.* (Computers)	2,934	74,788
Ultratech Stepper, Inc.* (Semiconductors)	1,304	34,360

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 43

Common Stocks, continued

	Shares	Value
UMB Financial Corp. (Banks)	1,304	$54,116
UniFirst Corp. (Textiles)	978	53,643
United Natural Foods, Inc.* (Food)	3,260	136,105
Universal Electronics, Inc.* (Home Furnishings)	1,630	38,158
Universal Health Realty Income Trust (REIT)	652	26,869
Universal Technical Institute, Inc.* (Commercial Services)	2,282	39,479
Urstadt Biddle Properties—Class A (REIT)	1,304	23,133
USA Mobility, Inc. (Telecommunications)	978	16,147
Veeco Instruments, Inc.* (Semiconductors)	4,564	181,602
ViaSat, Inc.* (Telecommunications)	4,564	205,060
Vicor Corp.* (Electrical Components & Equipment)	2,282	32,108
ViroPharma, Inc.* (Pharmaceuticals)	8,476	153,246
Vitamin Shoppe, Inc.* (Retail)	978	42,602
Volterra Semiconductor Corp.* (Semiconductors)	2,608	67,208
WD-40 Co. (Household Products/Wares)	978	42,836
Websense, Inc.* (Internet)	4,564	103,512
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,630	71,508
Wolverine World Wide, Inc. (Apparel)	3,260	123,456
World Acceptance Corp.* (Diversified Financial Services)	1,630	103,864
Wright Express Corp.* (Commercial Services)	4,238	208,510
XO Group, Inc.* (Internet)	1,630	15,240
Zoll Medical Corp.* (Healthcare-Products)	2,282	158,964
Zumiez, Inc.* (Retail)	2,282	60,633
TOTAL COMMON STOCKS (Cost $21,254,349)		26,680,952
TOTAL INVESTMENT SECURITIES (Cost $21,254,349)—99.4%		26,680,952
Net other assets (liabilities)—0.6%		148,472
NET ASSETS—100.0%		$26,829,424

*  Non-income producing security

Small-Cap Growth ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Aerospace/Defense	$80,907	0.3%
Agriculture	40,206	0.2%
Airlines	70,139	0.3%
Apparel	1,230,237	4.6%
Auto Parts & Equipment	19,795	0.1%
Banks	601,265	2.2%
Beverages	164,321	0.6%
Biotechnology	645,125	2.4%
Building Materials	73,761	0.3%
Chemicals	506,327	1.9%
Commercial Services	2,189,163	8.2%
Computers	779,287	2.9%
Cosmetics/Personal Care	32,665	0.1%
Distribution/Wholesale	116,134	0.4%
Diversified Financial Services	654,040	2.4%
Electric	65,428	0.3%
Electrical Components & Equipment	307,357	1.2%
Electronics	891,634	3.3%
Engineering & Construction	25,496	0.1%
Entertainment	72,721	0.3%
Environmental Control	386,805	1.4%
Food	736,982	2.8%
	Value	% of Net Assets
Forest Products & Paper	$332,353	1.2%
Gas	195,066	0.7%
Healthcare-Products	1,208,122	4.5%
Healthcare-Services	749,947	2.8%
Home Builders	4,411	NM
Home Furnishings	106,070	0.4%
Household Products/Wares	53,310	0.2%
Housewares	171,625	0.6%
Insurance	107,557	0.4%
Internet	754,276	2.8%
Leisure Time	165,396	0.6%
Lodging	3,765	NM
Machinery-Diversified	290,639	1.1%
Media	110,794	0.4%
Metal Fabricate/Hardware	109,207	0.4%
Mining	173,648	0.7%
Miscellaneous Manufacturing	593,426	2.2%
Office Furnishings	62,670	0.2%
Oil & Gas	545,333	2.0%
Oil & Gas Services	473,652	1.8%
Pharmaceuticals	1,181,141	4.4%
REIT	2,249,584	8.4%
Real Estate	37,197	0.1%
Retail	2,652,947	9.9%
Savings & Loans	45,431	0.2%
Semiconductors	1,645,864	6.1%
Software	1,847,978	6.9%
Storage/Warehousing	55,055	0.2%
Telecommunications	653,178	2.4%
Textiles	53,643	0.2%
Toys/Games/Hobbies	22,755	0.1%
Transportation	301,679	1.1%
Water	33,438	0.1%
Other**	148,472	0.6%
Total	$26,829,424	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

44 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks (98.5%)

	Shares	Value
Alcatel-LucentADR* (Telecommunications)	56,502	$228,833
Anheuser-Busch InBev N.V.ADR (Beverages)	3,784	217,883
ArcelorMittalNYS (Iron/Steel)	6,966	216,991
ARM Holdings PLCADR (Semiconductors)	9,804	282,257
ASML Holding N.V.NYS (Semiconductors)	5,504	196,218
AstraZeneca PLCADR (Pharmaceuticals)	4,042	196,077
Banco Santander S.A.ADR (Banks)	25,972	265,174
Barclays PLCADR (Banks)	13,330	194,085
BHP Billiton PLCADR (Mining)	5,762	433,014
BP PLCADR (Oil & Gas)	6,450	293,088
Diageo PLCADR (Beverages)	2,408	195,626
Eni SpAADR (Oil & Gas)	3,268	141,439
Ensco PLCADR (Oil & Gas)	3,440	183,180
GlaxoSmithKline PLCADR (Pharmaceuticals)	4,988	221,567
HSBC Holdings PLCADR (Banks)	8,170	399,268
Koninklijke Phillips Electronics N.V.NYS (Electronics)	6,622	164,027
Nokia, Corp.ADR (Telecommunications)	20,898	121,208
Rio Tinto PLCADR (Mining)	5,418	384,570
Royal Dutch Shell PLC—Class AADR (Oil & Gas)	4,816	354,265
Sanofi-AventisADR (Pharmaceuticals)	5,848	226,610
SAP AGADR (Software)	4,988	311,301
Shire Pharmaceuticals Group PLCADR (Pharmaceuticals)	1,978	205,712
Siemens AGADR (Miscellaneous Manufacturing)	2,752	350,302
Statoil ASAADR (Oil & Gas)	8,686	213,415
Telefonaktiebolaget LM EricssonADR (Telecommunications)	20,124	251,550
Telefonica S.A.ADR (Telecommunications)	13,158	293,686
Tenaris S.A.ADR (Iron/Steel)	4,558	201,464
Total S.A.ADR (Oil & Gas)	5,160	279,001
Unilever N.V.NYS (Food)	6,450	209,496
Vodafone Group PLCADR (Telecommunications)	11,868	333,491
TOTAL COMMON STOCKS (Cost $6,344,128)		7,564,798

Repurchase Agreements(a) (1.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $96,001	$96,000	$96,000
TOTAL REPURCHASE AGREEMENTS (Cost $96,000)		96,000
TOTAL INVESTMENT SECURITIES (Cost $6,440,128)—99.7%		7,660,798
Net other assets (liabilities)—0.3%		20,369
NET ASSETS—100.0%		$7,681,167

*  Non-income producing security

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR  American Depositary Receipt

NYS  New York Shares

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contract expiring 9/19/11 (Underlying notional amount at value $128,825)	2	$620

Europe 30 ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Banks	$858,527	11.2%
Beverages	413,509	5.4%
Electronics	164,027	2.1%
Food	209,496	2.7%
Iron/Steel	418,455	5.4%
Mining	817,584	10.6%
Miscellaneous Manufacturing	350,302	4.6%
Oil & Gas	1,464,388	19.1%
Pharmaceuticals	849,966	11.1%
Semiconductors	478,475	6.2%
Software	311,301	4.1%
Telecommunications	1,228,768	16.0%
Other**	116,369	1.5%
Total	$7,681,167	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of July 31, 2011:

	Value	% of Net Assets
Belgium	$217,883	2.8%
Finland	121,208	1.6%
France	734,444	9.6%
Germany	661,603	8.7%
Ireland	205,712	2.7%
Italy	141,439	1.8%
Luxembourg	418,455	5.4%
Netherlands	924,006	12.0%
Norway	213,415	2.8%
Spain	558,860	7.3%
Sweden	251,550	3.3%
United Kingdom	3,116,223	40.5%
Other**	116,369	1.5%
Total	$7,681,167	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Europe 30 ProFund :: 45

Common Stocks (32.5%)

	Percentage of Net Assets	Shares	Value
3M Co. (Miscellaneous Manufacturing)	0.2%	2,128	$185,434
Abbott Laboratories (Pharmaceuticals)	0.2%	4,636	237,920
Altria Group, Inc. (Agriculture)	0.2%	6,232	163,902
Amazon.com, Inc.* (Internet)	0.2%	1,064	236,761
American Express Co. (Diversified Financial Services)	0.2%	3,116	155,925
Amgen, Inc.* (Biotechnology)	0.2%	2,774	151,738
Apple Computer, Inc.* (Computers)	1.0%	2,774	1,083,192
AT&T, Inc. (Telecommunications)	0.5%	17,632	515,912
Bank of America Corp. (Banks)	0.3%	30,172	292,970
Berkshire Hathaway, Inc.—Class B* (Insurance)	0.4%	5,168	383,311
Boeing Co. (Aerospace/Defense)	0.2%	2,204	155,316
Caterpillar, Inc. (Machinery-Construction & Mining)	0.2%	1,938	191,455
Chevron Corp. (Oil & Gas)	0.6%	6,004	624,536
Cisco Systems, Inc. (Telecommunications)	0.3%	16,378	261,557
Citigroup, Inc. (Banks)	0.3%	8,702	333,635
Coca-Cola Co. (Beverages)	0.4%	6,802	462,604
Comcast Corp.—Class A (Media)	0.2%	8,246	198,069
ConocoPhillips (Oil & Gas)	0.3%	4,218	303,654
EMC Corp.* (Computers)	0.2%	6,118	159,557
Exxon Mobil Corp. (Oil & Gas)	1.1%	14,668	1,170,360
General Electric Co. (Miscellaneous Manufacturing)	0.5%	31,578	565,562
Google, Inc.—Class A* (Internet)	0.4%	760	458,804
Halliburton Co. (Oil & Gas Services)	0.2%	2,736	149,741
Hewlett-Packard Co. (Computers)	0.2%	6,194	217,781
Home Depot, Inc. (Retail)	0.2%	4,750	165,917
Intel Corp. (Semiconductors)	0.3%	15,808	352,993
International Business Machines Corp. (Computers)	0.6%	3,610	656,478
J.P. Morgan Chase & Co. (Diversified Financial Services)	0.5%	11,856	479,575
Johnson & Johnson (Healthcare-Products)	0.5%	8,170	529,334
Kraft Foods, Inc. (Food)	0.2%	5,244	180,289
McDonald's Corp. (Retail)	0.3%	3,078	266,185
Merck & Co., Inc. (Pharmaceuticals)	0.3%	9,196	313,859
Microsoft Corp. (Software)	0.6%	22,116	605,978
Occidental Petroleum Corp. (Oil & Gas)	0.2%	2,432	238,774
Oracle Corp. (Software)	0.3%	11,590	354,422
PepsiCo, Inc. (Beverages)	0.3%	4,712	301,756
Pfizer, Inc. (Pharmaceuticals)	0.4%	23,522	452,563

Common Stocks, continued

	Percentage of Net Assets	Shares		Value
Philip Morris International, Inc. (Commercial Services)	0.4%	5,282		$375,920
Procter & Gamble Co. (Cosmetics/Personal Care)	0.5%	8,322		511,720
Qualcomm, Inc. (Telecommunications)	0.3%	4,978		272,695
Schlumberger, Ltd. (Oil & Gas Services)	0.3%	4,028		364,010
The Goldman Sachs Group, Inc. (Diversified Financial Services)	0.2%	1,558		210,283
United Parcel Service, Inc.—Class B (Transportation)	0.2%	2,926		202,538
United Technologies Corp. (Aerospace/Defense)	0.2%	2,736		226,650
UnitedHealth Group, Inc. (Healthcare-Services)	0.2%	3,230		160,305
Verizon Communications, Inc. (Telecommunications)	0.3%	8,436		297,706
Wal-Mart Stores, Inc. (Retail)	0.3%	5,700		300,447
Walt Disney Co. (Media)	0.2%	5,624		217,199
Wells Fargo & Co. (Banks)	0.4%	15,770		440,614
Other Common Stocks	15.8%	490,543		18,039,982
TOTAL COMMON STOCKS (Cost $21,157,839)				35,177,888
Rights/Warrants(NM)
Other Securities		—	(a)	2
TOTAL RIGHTS/WARRANTS (Cost $3)				2

Repurchase Agreements(b)(c) (60.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%—0.12%, dated 7/29/11, due 8/1/11, total to be received $65,657,618	$65,657,000	$65,657,000
TOTAL REPURCHASE AGREEMENTS (Cost $65,657,000)		65,657,000
TOTAL INVESTMENT SECURITIES (Cost $86,814,842)—93.2%		100,834,890
Net other assets (liabilities)—6.8%		7,309,260
NET ASSETS—100.0%		$108,144,150

*  Non-income producing security

(a)  Number of shares is less than 0.50.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $18,952,000.

(c)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

46 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2011

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contract expiring 9/19/11 (Underlying notional amount at value $29,629,750)	460	$(158,014)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$82,590,774	$(691,608)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	68,660,111	(698,134)
		$(1,389,742)

UltraBull ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Advertising	$53,391	0.1%
Aerospace/Defense	706,171	0.7%
Agriculture	422,876	0.4%
Airlines	23,466	NM
Apparel	215,928	0.2%
Auto Manufacturers	185,443	0.2%
Auto Parts & Equipment	86,092	0.1%
Banks	1,760,288	1.6%
Beverages	869,210	0.8%
Biotechnology	330,366	0.3%
Building Materials	24,255	NM
Chemicals	639,407	0.6%
Coal	111,737	0.1%
Commercial Services	772,066	0.7%
Computers	2,536,982	2.3%
Cosmetics/Personal Care	703,333	0.7%
Distribution/Wholesale	81,841	0.1%
Diversified Financial Services	1,513,056	1.4%
Electric	1,133,660	1.1%
Electrical Components & Equipment	119,875	0.1%
Electronics	193,514	0.2%
Energy-Alternate Sources	17,971	NM
Engineering & Construction	48,671	NM
Entertainment	29,280	NM
Environmental Control	92,594	0.1%
Food	686,910	0.6%
Forest Products & Paper	104,540	0.1%
Gas	67,040	0.1%
Hand/Machine Tools	43,293	NM
Healthcare-Products	1,200,693	1.1%
Healthcare-Services	415,950	0.4%
Holding Companies-Diversified	20,471	NM
Home Builders	25,459	NM
Home Furnishings	23,688	NM
Household Products/Wares	141,245	0.1%
Housewares	13,564	NM
Insurance	1,304,586	1.2%
Internet	1,087,390	1.0%
Iron/Steel	113,051	0.1%
Leisure Time	74,352	0.1%
Lodging	110,640	0.1%
	Value	% of Net Assets
Machinery-Construction & Mining	$220,007	0.2%
Machinery-Diversified	203,336	0.2%
Media	1,075,542	1.0%
Metal Fabricate/Hardware	67,457	0.1%
Mining	282,528	0.3%
Miscellaneous Manufacturing	1,350,651	1.3%
Office/Business Equipment	52,101	0.1%
Oil & Gas	3,511,428	3.3%
Oil & Gas Services	788,073	0.7%
Packaging & Containers	50,855	NM
Pharmaceuticals	1,849,602	1.7%
Pipelines	154,631	0.1%
REIT	565,881	0.5%
Real Estate	19,053	NM
Retail	2,041,679	1.9%
Savings & Loans	12,854	NM
Semiconductors	817,985	0.8%
Software	1,511,207	1.4%
Telecommunications	1,773,413	1.6%
Textiles	12,369	NM
Toys/Games/Hobbies	43,889	NM
Transportation	669,004	0.6%
Other**	72,966,260	67.5%
Total	$108,144,150	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2011 :: Summary Schedule of Portfolio Investments :: UltraBull ProFund :: 47

Common Stocks (45.0%)

	Shares	Value
99 Cents Only Stores* (Retail)	1,206	$23,819
Aaron's, Inc. (Commercial Services)	1,809	45,605
ACI Worldwide, Inc.* (Software)	804	29,073
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,005	48,933
Acxiom Corp.* (Software)	2,010	27,617
ADTRAN, Inc. (Telecommunications)	1,608	53,209
Advance Auto Parts, Inc. (Retail)	2,010	110,490
Advent Software, Inc.* (Software)	804	18,677
Aecom Technology Corp.* (Engineering & Construction)	3,015	74,591
Aeropostale, Inc.* (Retail)	2,010	33,869
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,407	146,792
AGCO Corp.* (Machinery-Diversified)	2,412	114,377
AGL Resources, Inc. (Gas)	2,010	82,008
Alaska Air Group, Inc.* (Airlines)	1,005	61,426
Albemarle Corp. (Chemicals)	2,412	160,591
Alexander & Baldwin, Inc. (Transportation)	1,005	48,451
Alexandria Real Estate Equities, Inc. (REIT)	1,608	131,856
Alliance Data Systems Corp.* (Commercial Services)	1,206	118,598
Alliant Energy Corp. (Electric)	2,814	110,900
Alliant Techsystems, Inc. (Aerospace/Defense)	804	52,445
Allscripts Healthcare Solutions, Inc.* (Software)	4,824	87,556
AMC Networks, Inc.—Class A* (Media)	1,608	59,802
American Eagle Outfitters, Inc. (Retail)	5,025	66,029
American Financial Group, Inc. (Insurance)	2,010	68,300
American Greetings Corp.—Class A (Household Products/Wares)	1,005	22,281
AMERIGROUP Corp.* (Healthcare-Services)	1,206	66,330
Ametek, Inc. (Electrical Components & Equipment)	4,020	170,850
Ann, Inc.* (Retail)	1,407	36,498
ANSYS, Inc.* (Software)	2,412	122,047
AOL, Inc.* (Internet)	2,814	48,345
Apollo Investment Corp. (Investment Companies)	5,025	48,140
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,809	92,349
Aqua America, Inc. (Water)	3,618	76,521
Arch Coal, Inc. (Coal)	5,427	138,931
Arrow Electronics, Inc.* (Electronics)	3,015	104,771
Arthur J. Gallagher & Co. (Insurance)	2,814	79,130
Ascena Retail Group, Inc.* (Retail)	1,809	58,467
Ashland, Inc. (Chemicals)	2,010	123,092
Aspen Insurance Holdings, Ltd. (Insurance)	1,809	46,853
Associated Banc-Corp (Banks)	4,422	60,360
Astoria Financial Corp. (Savings & Loans)	2,211	25,758
Atmel Corp.* (Semiconductors)	11,658	141,062
Atmos Energy Corp. (Gas)	2,211	73,914
Atwood Oceanics, Inc.* (Oil & Gas)	1,407	65,707
Avnet, Inc.* (Electronics)	3,819	111,897
Bally Technologies, Inc.* (Entertainment)	1,005	39,627
BancorpSouth, Inc. (Banks)	1,809	24,494
Bank of Hawaii Corp. (Banks)	1,206	54,041
Barnes & Noble, Inc. (Retail)	1,005	17,487
BE Aerospace, Inc.* (Aerospace/Defense)	2,613	103,997
Bill Barrett Corp.* (Oil & Gas)	1,206	60,011
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	402	43,818

Common Stocks, continued

	Shares	Value
BJ's Wholesale Club, Inc.* (Retail)	1,407	$70,842
Black Hills Corp. (Electric)	1,005	30,029
Bob Evans Farms, Inc. (Retail)	804	27,770
BorgWarner, Inc.* (Auto Parts & Equipment)	2,814	224,051
BRE Properties, Inc.—Class A (REIT)	1,809	94,936
Brinker International, Inc. (Retail)	2,211	53,108
Broadridge Financial Solutions, Inc. (Software)	3,216	74,161
Brown & Brown, Inc. (Insurance)	3,015	65,757
Cabot Corp. (Chemicals)	1,608	62,873
Cadence Design Systems, Inc.* (Computers)	6,834	70,595
Camden Property Trust (REIT)	1,809	121,330
CARBO Ceramics, Inc. (Oil & Gas Services)	402	62,740
Career Education Corp.* (Commercial Services)	1,608	36,486
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,608	69,514
Carpenter Technology Corp. (Iron/Steel)	1,206	69,273
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	1,206	79,029
Cathay Bancorp, Inc. (Banks)	2,010	27,859
Charles River Laboratories International, Inc.* (Biotechnology)	1,407	55,647
Cheesecake Factory, Inc.* (Retail)	1,407	40,564
Chico's FAS, Inc. (Retail)	4,422	66,728
Church & Dwight, Inc. (Household Products/Wares)	3,618	145,950
Ciena Corp.* (Telecommunications)	2,412	37,290
Cimarex Energy Co. (Oil & Gas)	2,211	194,833
City National Corp. (Banks)	1,206	64,738
Clean Harbors, Inc.* (Environmental Control)	1,206	63,617
Cleco Corp. (Electric)	1,608	55,830
Collective Brands, Inc.* (Retail)	1,608	18,942
Commerce Bancshares, Inc. (Banks)	2,010	82,229
Commercial Metals Co. (Metal Fabricate/ Hardware)	3,015	43,748
Community Health Systems, Inc.* (Healthcare-Services)	2,412	62,326
Compass Minerals International, Inc. (Mining)	804	63,307
Comstock Resources, Inc.* (Oil & Gas)	1,206	38,471
Con-way, Inc. (Transportation)	1,407	51,524
Concur Technologies, Inc.* (Software)	1,206	54,801
Convergys Corp.* (Commercial Services)	3,015	37,507
Copart, Inc.* (Retail)	1,608	69,868
CoreLogic, Inc.* (Commercial Services)	2,814	44,405
Corn Products International, Inc. (Food)	2,010	102,289
Corporate Office Properties Trust (REIT)	1,809	56,206
Corrections Corp. of America* (Commercial Services)	2,814	60,388
Cousins Properties, Inc. (REIT)	2,613	22,237
Covance, Inc.* (Healthcare-Services)	1,608	92,058
Crane Co. (Miscellaneous Manufacturing)	1,206	55,862
Cree Research, Inc.* (Semiconductors)	2,814	92,468
Cullen/Frost Bankers, Inc. (Banks)	1,608	86,639
Cypress Semiconductor Corp. (Semiconductors)	4,221	86,868
Cytec Industries, Inc. (Chemicals)	1,206	67,536
Deckers Outdoor Corp.* (Apparel)	1,005	99,746
Deluxe Corp. (Commercial Services)	1,407	33,121
Dick's Sporting Goods, Inc.* (Retail)	2,412	89,244
Diebold, Inc. (Computers)	1,608	48,626
Digital River, Inc.* (Internet)	1,005	25,628

See accompanying notes to the financial statements.

48 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks, continued

	Shares	Value
Dollar Tree, Inc.* (Retail)	3,216	$212,996
Domtar Corp. (Forest Products & Paper)	1,005	80,350
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,010	111,314
DPL, Inc. (Electric)	3,015	91,204
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	1,809	39,545
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,010	107,374
Dril-Quip, Inc.* (Oil & Gas Services)	804	56,690
DST Systems, Inc. (Computers)	1,005	51,446
Duke Realty Corp. (REIT)	6,432	90,305
East West Bancorp, Inc. (Banks)	3,819	70,881
Eastman Kodak Co.* (Miscellaneous Manufacturing)	6,834	16,402
Eaton Vance Corp. (Diversified Financial Services)	3,015	80,862
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	3,015	112,309
Energen Corp. (Gas)	1,809	106,387
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,809	145,878
Equinix, Inc.* (Internet)	1,206	125,991
Equity One, Inc. (REIT)	1,608	31,195
Essex Property Trust, Inc. (REIT)	804	112,849
Esterline Technologies Corp.* (Aerospace/ Defense)	804	61,401
Everest Re Group, Ltd. (Insurance)	1,407	115,543
Exterran Holdings, Inc.* (Oil & Gas Services)	1,608	29,716
FactSet Research Systems, Inc. (Computers)	1,206	111,061
Fair Isaac Corp. (Software)	1,005	29,899
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,216	48,272
Federal Realty Investment Trust (REIT)	1,608	140,443
Fidelity National Title Group, Inc.—Class A (Insurance)	5,628	91,736
First American Financial Corp. (Insurance)	2,613	41,782
First Niagara Financial Group, Inc. (Savings & Loans)	7,638	93,565
FirstMerit Corp. (Banks)	2,814	41,113
Flowers Foods, Inc. (Food)	3,015	66,089
Foot Locker, Inc. (Retail)	4,020	87,355
Forest Oil Corp.* (Oil & Gas)	2,814	73,164
Fossil, Inc.* (Household Products/Wares)	1,206	151,558
FTI Consulting, Inc.* (Commercial Services)	1,005	36,471
Fulton Financial Corp. (Banks)	5,025	51,004
Gardner Denver, Inc. (Machinery-Diversified)	1,407	120,003
Gartner Group, Inc.* (Commercial Services)	2,211	81,608
GATX Corp. (Trucking & Leasing)	1,206	47,553
Gen-Probe, Inc.* (Healthcare-Products)	1,206	73,023
General Cable Corp.* (Electrical Components & Equipment)	1,407	55,956
Gentex Corp. (Electronics)	3,618	102,534
Global Payments, Inc. (Software)	2,010	95,294
Graco, Inc. (Machinery-Diversified)	1,608	70,639
Granite Construction, Inc. (Engineering & Construction)	804	18,798
Great Plains Energy, Inc. (Electric)	3,417	68,921
Green Mountain Coffee Roasters, Inc.* (Beverages)	3,216	334,303
Greenhill & Co., Inc. (Diversified Financial Services)	603	26,556

Common Stocks, continued

	Shares	Value
Greif, Inc.—Class A (Packaging & Containers)	804	$49,084
GUESS?, Inc. (Apparel)	1,608	61,297
Hancock Holding Co. (Banks)	2,211	72,852
Hanesbrands, Inc.* (Apparel)	2,412	73,590
Hanover Insurance Group, Inc. (Insurance)	1,206	43,669
Hansen Natural Corp.* (Beverages)	1,809	138,606
Harsco Corp. (Miscellaneous Manufacturing)	2,010	55,094
Hawaiian Electric Industries, Inc. (Electric)	2,412	56,441
HCC Insurance Holdings, Inc. (Insurance)	2,814	84,786
Health Management Associates, Inc.— Class A* (Healthcare-Services)	6,432	61,104
Health Net, Inc.* (Healthcare-Services)	2,211	62,173
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,613	51,163
Henry Schein, Inc.* (Healthcare-Products)	2,412	160,302
Herman Miller, Inc. (Office Furnishings)	1,407	32,375
Highwoods Properties, Inc. (REIT)	1,809	62,284
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,608	59,962
HNI Corp. (Office Furnishings)	1,206	25,217
HollyFrontier Corp. (Oil & Gas)	2,613	196,994
Hologic, Inc.* (Healthcare-Products)	6,633	123,175
Hospitality Properties Trust (REIT)	3,216	81,204
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,608	95,628
Huntington Ingalls Industries, Inc.* (Transportation)	1,206	40,377
IDACORP, Inc. (Electric)	1,206	47,287
IDEX Corp. (Machinery-Diversified)	2,211	91,712
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,407	116,697
Immucor, Inc.* (Healthcare-Products)	1,809	47,939
Informatica Corp.* (Software)	2,613	133,603
Ingram Micro, Inc.—Class A* (Distribution/ Wholesale)	4,020	74,571
Integrated Device Technology, Inc.* (Semiconductors)	3,819	26,122
International Bancshares Corp. (Banks)	1,407	23,666
International Rectifier Corp.* (Semiconductors)	1,809	46,473
International Speedway Corp.—Class A (Entertainment)	804	22,488
Intersil Corp.—Class A (Semiconductors)	3,216	38,753
Intrepid Potash, Inc.* (Chemicals)	1,206	40,100
Itron, Inc.* (Electronics)	1,005	43,255
ITT Educational Services, Inc.* (Commercial Services)	603	51,659
J. Crew Group—Escrowed Security*(a) (Retail)	1,608	—
J.B. Hunt Transport Services, Inc. (Transportation)	2,211	100,026
Jack Henry & Associates, Inc. (Computers)	2,211	64,008
Jefferies Group, Inc. (Diversified Financial Services)	3,618	68,416
JetBlue Airways Corp.* (Airlines)	5,226	25,033
John Wiley & Sons, Inc. (Media)	1,206	60,372
Jones Lang LaSalle, Inc. (Real Estate)	1,005	85,546
Kansas City Southern Industries, Inc.* (Transportation)	2,814	167,011
KB Home (Home Builders)	1,809	15,358
KBR, Inc. (Engineering & Construction)	3,819	136,147
Kennametal, Inc. (Hand/Machine Tools)	2,010	79,254
Kindred Healthcare, Inc.* (Healthcare-Services)	1,407	26,508

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 49

Common Stocks, continued

	Shares	Value
Kinetic Concepts, Inc.* (Healthcare-Products)	1,608	$107,640
Kirby Corp.* (Transportation)	1,407	82,056
Korn/Ferry International* (Commercial Services)	1,206	25,977
Lam Research Corp.* (Semiconductors)	3,216	131,470
Lamar Advertising Co.* (Advertising)	1,407	35,822
Lancaster Colony Corp. (Miscellaneous Manufacturing)	402	24,172
Landstar System, Inc. (Transportation)	1,206	54,089
Lender Processing Services, Inc. (Diversified Financial Services)	2,211	41,633
Lennox International, Inc. (Building Materials)	1,206	44,598
Liberty Property Trust (REIT)	3,015	102,389
Life Time Fitness, Inc.* (Leisure Time)	1,005	41,969
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,407	52,200
Lincare Holdings, Inc. (Healthcare-Services)	2,412	61,723
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,211	75,660
LKQ Corp.* (Distribution/Wholesale)	3,819	93,833
Louisiana-Pacific Corp.* (Forest Products & Paper)	3,417	26,482
Lubrizol Corp. (Chemicals)	1,608	216,437
M.D.C. Holdings, Inc. (Home Builders)	1,005	22,723
Mack-Cali Realty Corp. (REIT)	2,211	73,560
Manpower, Inc. (Commercial Services)	2,010	101,545
ManTech International Corp.—Class A (Software)	603	24,602
Martin Marietta Materials (Building Materials)	1,206	91,198
Masimo Corp. (Healthcare-Products)	1,608	44,670
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	804	29,097
MDU Resources Group, Inc. (Electric)	4,824	104,005
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,608	59,785
Mednax, Inc.* (Healthcare-Services)	1,206	82,201
Mentor Graphics Corp.* (Computers)	2,814	32,164
Mercury General Corp. (Insurance)	1,005	37,326
Meredith Corp. (Media)	1,005	29,999
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	804	124,467
Micros Systems, Inc.* (Computers)	2,010	98,430
Mine Safety Appliances Co. (Environmental Control)	804	27,432
Minerals Technologies, Inc. (Chemicals)	402	26,042
Mohawk Industries, Inc.* (Textiles)	1,407	73,206
MSC Industrial Direct Co.—Class A (Retail)	1,206	74,507
MSCI, Inc.—Class A* (Software)	3,015	107,002
National Fuel Gas Co. (Pipelines)	2,010	145,484
National Instruments Corp. (Computers)	2,211	57,132
NCR Corp.* (Computers)	4,020	80,199
NeuStar, Inc.* (Telecommunications)	1,809	47,106
New York Community Bancorp (Savings & Loans)	11,256	152,294
NewMarket Corp. (Chemicals)	201	32,968
Nordson Corp. (Machinery-Diversified)	1,809	92,313
Northern Oil and Gas, Inc.* (Oil & Gas)	1,407	31,151
NSTAR (Electric)	2,613	115,834
NV Energy, Inc. (Electric)	6,030	89,485
NVR, Inc.* (Home Builders)	201	136,698
Oceaneering International, Inc. (Oil & Gas Services)	2,814	121,565
Office Depot, Inc.* (Retail)	7,236	27,352

Common Stocks, continued

	Shares	Value
OGE Energy Corp. (Electric)	2,412	$120,696
Oil States International, Inc.* (Oil & Gas Services)	1,407	113,545
Old Republic International Corp. (Insurance)	6,432	67,150
Olin Corp. (Chemicals)	2,010	42,029
OMEGA Healthcare Investors, Inc. (REIT)	2,613	51,319
Omnicare, Inc. (Pharmaceuticals)	3,015	91,957
Oshkosh Truck Corp.* (Auto Manufacturers)	2,412	59,866
Overseas Shipholding Group, Inc. (Transportation)	603	14,677
Owens & Minor, Inc. (Distribution/Wholesale)	1,608	49,044
Packaging Corp. of America (Packaging & Containers)	2,613	69,689
Panera Bread Co.—Class A* (Retail)	804	92,709
Parametric Technology Corp.* (Software)	3,015	62,682
Patriot Coal Corp.* (Coal)	2,412	45,611
Patterson-UTI Energy, Inc. (Oil & Gas)	4,020	130,771
Pentair, Inc. (Miscellaneous Manufacturing)	2,412	88,786
Perrigo Co. (Pharmaceuticals)	2,211	199,675
PetSmart, Inc. (Retail)	2,814	121,058
Pharmaceutical Product Development, Inc. (Commercial Services)	2,814	81,128
Plains Exploration & Production Co.* (Oil & Gas)	3,618	141,138
Plantronics, Inc. (Telecommunications)	1,206	41,306
PNM Resources, Inc. (Electric)	2,211	33,209
Polaris Industries, Inc. (Leisure Time)	804	95,314
Polycom, Inc.* (Telecommunications)	4,422	119,527
Potlatch Corp. (Forest Products & Paper)	1,005	33,386
Prosperity Bancshares, Inc. (Banks)	1,206	50,085
Protective Life Corp. (Insurance)	2,211	47,006
PVH Corp. (Retail)	1,809	129,434
QLogic Corp.* (Semiconductors)	2,613	39,639
Quest Software, Inc.* (Software)	1,608	30,520
Questar Corp. (Pipelines)	4,623	85,202
Quicksilver Resources, Inc.* (Oil & Gas)	3,015	42,662
Rackspace Hosting, Inc.* (Internet)	2,613	104,520
RadioShack Corp. (Retail)	2,613	36,373
Ralcorp Holdings, Inc.* (Food)	1,407	121,705
Raymond James Financial Corp. (Diversified Financial Services)	2,613	82,989
Rayonier, Inc. (Forest Products & Paper)	2,010	129,544
Realty Income Corp. (REIT)	3,216	104,391
Regal-Beloit Corp. (Hand/Machine Tools)	1,005	60,933
Regency Centers Corp. (REIT)	2,211	99,318
Regis Corp. (Retail)	1,407	20,894
Reinsurance Group of America, Inc. (Insurance)	1,809	105,302
Reliance Steel & Aluminum Co. (Iron/Steel)	1,809	85,041
Rent-A-Center, Inc. (Commercial Services)	1,608	43,496
ResMed, Inc.* (Healthcare-Products)	3,819	115,678
RF Micro Devices, Inc.* (Telecommunications)	7,035	47,486
Riverbed Technology, Inc.* (Computers)	3,819	109,338
Rock-Tenn Co.—Class A (Forest Products & Paper)	1,809	111,181
Rollins, Inc. (Commercial Services)	1,608	30,697
Rovi Corp.* (Semiconductors)	2,814	149,058
RPM, Inc. (Chemicals)	3,417	72,030
Ruddick Corp. (Food)	1,005	42,110
Saks, Inc.* (Retail)	4,221	45,334
Scholastic Corp. (Media)	603	17,318

See accompanying notes to the financial statements.

50 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks, continued

	Shares	Value
Scientific Games Corp.—Class A* (Entertainment)	1,608	$14,697
SEI Investments Co. (Software)	3,618	71,564
Semtech Corp.* (Semiconductors)	1,608	37,466
Senior Housing Properties Trust (REIT)	3,618	86,615
Sensient Technologies Corp. (Chemicals)	1,206	44,767
Service Corp. International (Commercial Services)	6,030	63,134
Shaw Group, Inc.* (Engineering & Construction)	1,809	46,817
Silgan Holdings, Inc. (Packaging & Containers)	1,206	46,769
Silicon Laboratories, Inc.* (Semiconductors)	1,206	42,704
Skyworks Solutions, Inc.* (Semiconductors)	4,824	122,095
SL Green Realty Corp. (REIT)	2,211	181,346
SM Energy Co. (Oil & Gas)	1,608	121,163
Smithfield Foods, Inc.* (Food)	4,221	92,946
Solera Holdings, Inc. (Software)	1,809	101,087
Sonoco Products Co. (Packaging & Containers)	2,613	83,747
Sotheby's (Commercial Services)	1,809	76,611
Southern Union Co. (Gas)	3,216	138,288
SPX Corp. (Miscellaneous Manufacturing)	1,206	90,739
StanCorp Financial Group, Inc. (Insurance)	1,206	40,112
Steel Dynamics, Inc. (Iron/Steel)	5,628	87,909
STERIS Corp. (Healthcare-Products)	1,608	56,264
Strayer Education, Inc. (Commercial Services)	402	48,903
Superior Energy Services, Inc.* (Oil & Gas Services)	2,010	83,395
SVB Financial Group* (Banks)	1,005	61,325
Synopsys, Inc.* (Computers)	3,819	91,541
Synovus Financial Corp. (Banks)	20,100	36,783
Taubman Centers, Inc. (REIT)	1,407	84,279
TCF Financial Corp. (Banks)	4,020	51,134
Tech Data Corp.* (Distribution/Wholesale)	1,206	56,284
Techne Corp. (Healthcare-Products)	1,005	76,169
Teleflex, Inc. (Miscellaneous Manufacturing)	1,005	60,531
Telephone & Data Systems, Inc. (Telecommunications)	2,412	68,404
Temple-Inland, Inc. (Forest Products & Paper)	2,814	84,476
Terex Corp.* (Machinery—Construction & Mining)	2,814	62,499
The Brink's Co. (Miscellaneous Manufacturing)	1,206	35,987
The Cooper Cos., Inc. (Healthcare-Products)	1,206	92,247
The Corporate Executive Board Co. (Commercial Services)	804	32,683
The Macerich Co. (REIT)	3,417	181,545
The New York Times Co.—Class A* (Media)	3,015	25,869
The Ryland Group, Inc. (Home Builders)	1,206	17,764
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,206	60,855
The Timberland Co.—Class A* (Apparel)	1,005	43,004
The Timken Co. (Metal Fabricate/Hardware)	2,010	87,777
The Warnaco Group, Inc.* (Apparel)	1,206	64,280
The Wendy's Co. (Retail)	8,241	43,430
Thomas & Betts Corp.* (Electronics)	1,407	68,633
Thor Industries, Inc. (Home Builders)	1,005	24,854
Thoratec Corp.* (Healthcare-Products)	1,407	47,402
Tibco Software, Inc.* (Internet)	4,221	109,915
Tidewater, Inc. (Oil & Gas Services)	1,407	76,456
Toll Brothers, Inc.* (Home Builders)	3,819	76,227
Tootsie Roll Industries, Inc. (Food)	603	16,914
Towers Watson & Co.—Class A (Commercial Services)	1,206	73,747
Common Stocks, continued

	Shares	Value
Tractor Supply Co. (Retail)	1,809	$119,249
Transatlantic Holdings, Inc. (Insurance)	1,608	82,346
Trimble Navigation, Ltd.* (Electronics)	3,216	114,425
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,010	59,878
Triumph Group, Inc. (Aerospace/Defense)	804	43,287
Trustmark Corp. (Banks)	1,407	30,659
Tupperware Corp. (Household Products/Wares)	1,608	100,484
tw telecom, Inc.* (Telecommunications)	3,819	75,425
UDR, Inc. (REIT)	5,226	137,496
UGI Corp. (Gas)	2,814	85,264
Under Armour, Inc.—Class A* (Retail)	1,005	73,777
Unit Corp.* (Oil & Gas)	1,005	60,310
United Rentals, Inc.* (Commercial Services)	1,608	37,000
United Therapeutics Corp.* (Pharmaceuticals)	1,206	69,200
Unitrin, Inc. (Insurance)	1,206	33,973
Universal Corp. (Agriculture)	603	22,142
Universal Health Services, Inc.—Class B (Healthcare-Services)	2,412	119,732
URS Corp.* (Engineering & Construction)	2,010	82,068
UTI Worldwide, Inc. (Transportation)	2,613	42,252
Valley National Bancorp (Banks)	4,422	58,149
Valmont Industries, Inc. (Metal Fabricate/Hardware)	603	58,702
Valspar Corp. (Chemicals)	2,412	79,282
ValueClick, Inc.* (Internet)	2,010	36,301
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	2,010	122,087
VCA Antech, Inc.* (Pharmaceuticals)	2,211	43,203
Vectren Corp. (Gas)	2,010	53,084
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,226	271,020
Vishay Intertechnology, Inc.* (Electronics)	4,221	58,123
W.R. Berkley Corp. (Insurance)	3,015	92,832
Wabtec Corp. (Machinery-Diversified)	1,206	77,811
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	2,211	81,144
Washington Federal, Inc. (Savings & Loans)	2,814	47,585
Waste Connections, Inc. (Environmental Control)	2,814	90,723
Watsco, Inc. (Distribution/Wholesale)	804	47,581
Webster Financial Corp. (Banks)	1,809	36,940
Weingarten Realty Investors (REIT)	3,015	77,546
WellCare Health Plans, Inc.* (Healthcare-Services)	1,005	44,069
Werner Enterprises, Inc. (Transportation)	1,206	28,401
Westamerica Bancorp (Banks)	804	37,732
Westar Energy, Inc. (Electric)	2,814	72,629
WGL Holdings, Inc. (Gas)	1,407	54,606
Williams Sonoma, Inc. (Retail)	2,613	96,733
WMS Industries, Inc.* (Leisure Time)	1,407	38,791
Woodward, Inc. (Electronics)	1,608	55,476
Worthington Industries, Inc. (Metal Fabricate/ Hardware)	1,407	29,505
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	1,407	56,280
TOTAL COMMON STOCKS (Cost $19,198,416)		29,376,807

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 51

Repurchase Agreements(b)(c) (57.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%—0.12%, dated 7/29/11, due 8/1/11, total to be received $37,663,355	$37,663,000	$37,663,000
TOTAL REPURCHASE AGREEMENTS (Cost $37,663,000)		37,663,000
TOTAL INVESTMENT SECURITIES (Cost $56,861,416)—102.8%		67,039,807
Net other assets (liabilities)—(2.8)%		(1,833,007)
NET ASSETS—100.0%		$65,206,800

*  Non-income producing security

(a)  Security issued in connection with a pending litigation settlement and was fair valued at $0 on July 31, 2011.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $13,254,000.

(c)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring 9/19/11 (Underlying notional amount at value $7,532,800)	80	$6,119

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$45,546,556	$(322,167)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	48,208,152	(337,113)
		$(659,280)

UltraMid-Cap ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Advertising	$35,822	0.1%
Aerospace/Defense	261,130	0.4%
Agriculture	22,142	NM
Airlines	86,459	0.1%
Apparel	341,917	0.5%
Auto Manufacturers	59,866	0.1%
Auto Parts & Equipment	224,051	0.3%
Banks	1,022,683	1.6%
Beverages	472,909	0.7%
Biotechnology	370,485	0.6%
Building Materials	135,796	0.2%
	Value	% of Net Assets
Chemicals	$967,747	1.5%
Coal	184,542	0.3%
Commercial Services	1,160,769	1.8%
Computers	814,540	1.2%
Distribution/Wholesale	321,313	0.5%
Diversified Financial Services	528,392	0.8%
Electric	996,470	1.5%
Electrical Components & Equipment	592,779	0.9%
Electronics	659,114	1.0%
Engineering & Construction	358,421	0.5%
Entertainment	116,357	0.2%
Environmental Control	181,772	0.3%
Food	442,053	0.7%
Forest Products & Paper	465,419	0.7%
Gas	593,551	0.9%
Hand/Machine Tools	215,847	0.3%
Healthcare-Products	1,121,168	1.7%
Healthcare-Services	730,424	1.1%
Home Builders	293,624	0.4%
Household Products/Wares	481,128	0.7%
Insurance	1,143,603	1.8%
Internet	450,700	0.7%
Investment Companies	48,140	0.1%
Iron/Steel	242,223	0.4%
Leisure Time	176,074	0.3%
Machinery-Construction & Mining	62,499	0.1%
Machinery-Diversified	623,135	1.0%
Media	193,360	0.3%
Metal Fabricate/Hardware	219,732	0.3%
Mining	63,307	0.1%
Miscellaneous Manufacturing	838,658	1.3%
Office Furnishings	57,592	0.1%
Oil & Gas	1,156,375	1.8%
Oil & Gas Services	702,644	1.1%
Packaging & Containers	249,289	0.4%
Pharmaceuticals	655,158	1.0%
Pipelines	230,686	0.4%
REIT	2,124,649	3.3%
Real Estate	85,546	0.1%
Retail	1,964,926	3.0%
Savings & Loans	319,202	0.5%
Semiconductors	1,124,537	1.7%
Software	1,070,185	1.6%
Telecommunications	489,753	0.7%
Textiles	73,206	0.1%
Transportation	628,864	1.0%
Trucking & Leasing	47,553	0.1%
Water	76,521	0.1%
Other**	35,829,993	55.0%
Total	$65,206,800	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

52 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks (32.0%)

	Percentage of Net Assets	Shares	Value
athenahealth, Inc.* (Software)	0.1%	570	$33,510
Berry Petroleum Co.— Class A (Oil & Gas)	0.1%	665	38,138
Bill Barrett Corp.* (Oil & Gas)	0.1%	665	33,090
BioMed Realty Trust, Inc. (REIT)	0.1%	1,615	31,686
CBL & Associates Properties, Inc. (REIT)	0.1%	1,995	35,431
Cepheid, Inc.* (Healthcare- Products)	0.1%	950	35,872
Clean Harbors, Inc.* (Environmental Control)	0.1%	570	30,067
Coeur d'Alene Mines Corp.* (Mining)	0.1%	1,330	36,296
Complete Production Services, Inc.* (Oil & Gas Services)	0.1%	1,140	44,323
Crocs, Inc.* (Apparel)	0.1%	1,235	38,693
CVR Energy, Inc.* (Oil & Gas)	0.1%	1,235	33,160
Dana Holding Corp.* (Auto Parts & Equipment)	0.1%	2,090	34,840
Dril-Quip, Inc.* (Oil & Gas Services)	0.1%	475	33,492
Energy XXI (Bermuda), Ltd.* (Oil & Gas)	0.1%	1,045	34,286
Genesee & Wyoming, Inc.— Class A* (Transportation)	0.1%	665	36,602
Hancock Holding Co. (Banks)	0.1%	1,045	34,433
Hatteras Financial Corp. (REIT)	0.1%	1,235	33,123
HEALTHSOUTH Corp.* (Healthcare-Services)	0.1%	1,330	32,452
HealthSpring, Inc.* (Healthcare-Services)	0.1%	950	38,988
Hecla Mining Co.* (Mining)	0.1%	4,465	34,693
HEICO Corp. (Aerospace/ Defense)	0.1%	570	29,788
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	0.1%	1,615	31,622
Hexcel Corp.* (Aerospace/ Defense Equipment)	0.1%	1,425	34,114
HMS Holdings Corp.* (Commercial Services)	0.1%	475	35,910
InterDigital, Inc. (Telecommunications)	0.1%	665	45,386
Jack Henry & Associates, Inc. (Computers)	0.1%	1,140	33,003
Key Energy Services, Inc.* (Oil & Gas Services)	0.1%	1,805	35,179
Kilroy Realty Corp. (REIT)	0.1%	950	36,651
LaSalle Hotel Properties (REIT)	0.1%	1,330	33,263
Lufkin Industries, Inc. (Oil & Gas Services)	0.1%	380	30,962
MFA Financial, Inc. (REIT)	0.1%	5,130	38,424
MGE Energy, Inc. (Electric)	0.1%	760	31,221
Mid-America Apartment Communities, Inc. (REIT)	0.1%	475	33,625
NBT Bancorp, Inc. (Banks)	0.1%	1,615	35,595
Netlogic Microsystems, Inc.* (Semiconductors)	0.1%	950	32,822

Common Stocks, continued

	Percentage of Net Assets	Shares	Value
Owens & Minor, Inc. (Distribution/Wholesale)	0.1%	1,045	$31,872
Parametric Technology Corp.* (Software)	0.1%	1,615	33,576
ProAssurance Corp.* (Insurance)	0.1%	475	33,084
Rosetta Resources, Inc.* (Oil & Gas)	0.1%	760	39,345
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	0.1%	760	29,473
Sotheby's (Commercial Services)	0.1%	855	36,209
STERIS Corp. (Healthcare- Products)	0.1%	855	29,916
SVB Financial Group* (Banks)	0.1%	570	34,781
Tenneco, Inc.* (Auto Parts & Equipment)	0.1%	855	34,149
The Warnaco Group, Inc.* (Apparel)	0.1%	570	30,381
Triumph Group, Inc. (Aerospace/Defense)	0.1%	570	30,689
West Pharmaceutical Services, Inc. (Healthcare-Products)	0.1%	760	33,341
Woodward, Inc. (Electronics)	0.1%	855	29,497
World Fuel Services Corp. (Retail)	0.1%	1,045	39,323
Other Common Stocks	27.1%	866,115	14,591,818
TOTAL COMMON STOCKS (Cost $12,424,037)			16,278,194

Repurchase Agreements(a)(b) (71.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $36,654,345	$36,654,000	$36,654,000
TOTAL REPURCHASE AGREEMENTS (Cost $36,654,000)		36,654,000
TOTAL INVESTMENT SECURITIES (Cost $49,078,037)—103.9%		52,932,194
Net other assets (liabilities)—(3.9)%		(1,986,349)
NET ASSETS—100.0%		$50,945,845

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $9,619,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

July 31, 2011 :: Summary Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 53

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contract expiring 9/19/11 (Underlying notional amount at value $15,525,900)	195	$246,351

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$47,835,505	$(199,683)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	22,306,219	(115,261)
		$(314,944)

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Advertising	$19,490	NM
Aerospace/Defense	219,068	0.4%
Aerospace/Defense Equipment	34,114	0.1%
Agriculture	59,671	0.1%
Airlines	80,315	0.2%
Apparel	282,367	0.6%
Auto Manufacturers	17,214	NM
Auto Parts & Equipment	184,089	0.4%
Banks	941,688	1.9%
Beverages	34,955	0.1%
Biotechnology	338,824	0.7%
Building Materials	124,162	0.3%
Chemicals	347,275	0.7%
Coal	60,740	0.1%
Commercial Services	1,117,821	2.2%
Computers	324,988	0.6%
Cosmetics/Personal Care	14,894	NM
Distribution/Wholesale	174,572	0.3%
Diversified Financial Services	279,019	0.6%
Electric	343,242	0.7%
Electrical Components & Equipment	152,111	0.3%
Electronics	373,839	0.7%
Energy-Alternate Sources	20,287	NM
Engineering & Construction	86,071	0.2%
Entertainment	138,997	0.3%
Environmental Control	124,412	0.3%
Food	273,356	0.5%
Forest Products & Paper	147,386	0.3%
Gas	169,486	0.3%
Hand/Machine Tools	12,440	NM
Healthcare-Products	613,095	1.2%
Healthcare-Services	321,911	0.6%
Holding Companies-Diversified	17,172	NM
Home Builders	55,428	0.1%
Home Furnishings	47,131	0.1%
Household Products/Wares	71,227	0.1%
Housewares	9,665	NM
Insurance	476,026	0.9%
Internet	414,051	0.8%
	Value	% of Net Assets
Investment Companies	140,306	0.3%
Iron/Steel	10,106	NM
Leisure Time	65,341	0.1%
Lodging	51,544	0.1%
Machinery-Construction & Mining	17,822	NM
Machinery-Diversified	270,319	0.5%
Media	116,173	0.2%
Metal Fabricate/Hardware	110,862	0.2%
Mining	263,463	0.5%
Miscellaneous Manufacturing	398,557	0.8%
Office Furnishings	66,446	0.1%
Oil & Gas	655,935	1.3%
Oil & Gas Services	342,090	0.7%
Packaging & Containers	21,859	NM
Pharmaceuticals	438,995	0.9%
Pipelines	13,270	NM
REIT	1,350,990	2.7%
Real Estate	24,777	0.1%
Retail	961,929	1.9%
Savings & Loans	154,603	0.3%
Semiconductors	541,008	1.2%
Software	679,036	1.3%
Storage/Warehousing	12,033	NM
Telecommunications	609,430	1.2%
Textiles	28,579	0.1%
Toys/Games/Hobbies	8,289	NM
Transportation	308,034	0.6%
Trucking & Leasing	44,327	0.1%
Water	49,472	0.1%
Other**	34,667,651	68.0%
Total	$50,945,845	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

54 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2011

Common Stocks (35.0%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	4,355	$379,495
Alcoa, Inc. (Mining)	4,355	64,149
American Express Co. (Diversified Financial Services)	4,355	217,924
AT&T, Inc. (Telecommunications)	4,355	127,427
Bank of America Corp. (Banks)	4,355	42,287
Boeing Co. (Aerospace/Defense)	4,355	306,897
Caterpillar, Inc. (Machinery-Construction & Mining)	4,355	430,231
Chevron Corp. (Oil & Gas)	4,355	453,007
Cisco Systems, Inc. (Telecommunications)	4,355	69,549
Coca-Cola Co. (Beverages)	4,355	296,184
E.I. du Pont de Nemours & Co. (Chemicals)	4,355	223,934
Exxon Mobil Corp. (Oil & Gas)	4,355	347,486
General Electric Co. (Miscellaneous Manufacturing)	4,355	77,998
Hewlett-Packard Co. (Computers)	4,355	153,122
Home Depot, Inc. (Retail)	4,355	152,120
Intel Corp. (Semiconductors)	4,355	97,247
International Business Machines Corp. (Computers)	4,355	791,957
J.P. Morgan Chase & Co. (Diversified Financial Services)	4,355	176,160
Johnson & Johnson (Healthcare-Products)	4,355	282,160
Kraft Foods, Inc. (Food)	4,355	149,725
McDonald's Corp. (Retail)	4,355	376,620
Merck & Co., Inc. (Pharmaceuticals)	4,355	148,636
Microsoft Corp. (Software)	4,355	119,327
Pfizer, Inc. (Pharmaceuticals)	4,355	83,790
Procter & Gamble Co. (Cosmetics/Personal Care)	4,355	267,789
The Travelers Cos., Inc. (Insurance)	4,355	240,091
United Technologies Corp. (Aerospace/ Defense)	4,355	360,768
Verizon Communications, Inc. (Telecommunications)	4,355	153,688
Wal-Mart Stores, Inc. (Retail)	4,355	229,552
Walt Disney Co. (Media)	4,355	168,190
TOTAL COMMON STOCKS (Cost $3,749,161)		6,987,510

Repurchase Agreements(a)(b) (68.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $13,705,129	$13,705,000	$13,705,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,705,000)		13,705,000
TOTAL INVESTMENT SECURITIES (Cost $17,454,161)—103.5%		20,692,510
Net other assets (liabilities)—(3.5)%		(694,954)
NET ASSETS—100.0%		$19,997,556

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $4,015,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contract expiring 9/19/11 (Underlying notional amount at value $1,814,250)	30	$19,894

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$21,007,342	$(294,441)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	9,895,595	(147,387)
		$(441,828)

UltraDow 30 ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Aerospace/Defense	$667,665	3.3%
Banks	42,287	0.2%
Beverages	296,184	1.5%
Chemicals	223,934	1.1%
Computers	945,079	4.8%
Cosmetics/Personal Care	267,789	1.3%
Diversified Financial Services	394,084	2.0%
Food	149,725	0.7%
Healthcare-Products	282,160	1.4%
Insurance	240,091	1.2%
Machinery-Construction & Mining	430,231	2.2%
Media	168,190	0.8%
Mining	64,149	0.3%
Miscellaneous Manufacturing	457,493	2.3%
Oil & Gas	800,493	4.0%
Pharmaceuticals	232,426	1.2%
Retail	758,292	3.8%
Semiconductors	97,247	0.5%
Software	119,327	0.6%
Telecommunications	350,664	1.8%
Other**	13,010,046	65.0%
Total	$19,997,556	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: UltraDow 30 ProFund :: 55

Common Stocks (59.8%)

	Shares	Value
Activision Blizzard, Inc. (Software)	33,176	$392,804
Adobe Systems, Inc.* (Software)	14,586	404,324
Akamai Technologies, Inc.* (Internet)	5,434	131,611
Alexion Pharmaceuticals, Inc.* (Biotechnology)	5,291	300,529
Altera Corp. (Semiconductors)	9,295	379,980
Amazon.com, Inc.* (Internet)	13,156	2,927,473
Amgen, Inc.* (Biotechnology)	27,027	1,478,377
Apollo Group, Inc.—Class A* (Commercial Services)	4,147	210,792
Apple Computer, Inc.* (Computers)	26,884	10,497,664
Applied Materials, Inc. (Semiconductors)	38,324	472,152
Autodesk, Inc.* (Software)	6,721	231,202
Automatic Data Processing, Inc. (Software)	14,586	751,033
Baidu, Inc.ADR* (Internet)	7,865	1,235,356
Bed Bath & Beyond, Inc.* (Retail)	7,293	426,568
Biogen Idec, Inc.* (Biotechnology)	7,007	713,803
BMC Software, Inc.* (Software)	5,148	222,497
Broadcom Corp.—Class A (Semiconductors)	14,014	519,499
C.H. Robinson Worldwide, Inc. (Transportation)	4,862	351,571
CA, Inc. (Software)	14,729	328,457
Celgene Corp.* (Biotechnology)	13,442	797,111
Cerner Corp.* (Software)	4,862	323,274
Check Point Software Technologies, Ltd.* (Internet)	6,006	346,246
Cisco Systems, Inc. (Telecommunications)	159,731	2,550,904
Citrix Systems, Inc.* (Software)	5,434	391,465
Cognizant Technology Solutions Corp.* (Computers)	8,866	619,467
Comcast Corp.—Class A (Media)	60,489	1,452,946
Costco Wholesale Corp. (Retail)	12,727	995,888
Ctrip.com International, Ltd.ADR* (Internet)	4,290	197,769
Dell, Inc.* (Computers)	54,769	889,449
DENTSPLY International, Inc. (Healthcare-Products)	4,147	157,130
DIRECTV—Class A* (Media)	22,308	1,130,569
Dollar Tree, Inc.* (Retail)	3,575	236,772
eBay, Inc.* (Internet)	37,752	1,236,378
Electronic Arts, Inc.* (Software)	9,724	216,359
Expedia, Inc. (Internet)	7,150	226,584
Expeditors International of Washington, Inc. (Transportation)	6,149	293,430
Express Scripts, Inc.* (Pharmaceuticals)	15,444	837,991
F5 Networks, Inc.* (Internet)	2,288	213,882
Fastenal Co. (Distribution/Wholesale)	8,580	288,717
First Solar, Inc.* (Energy-Alternate Sources)	2,574	304,324
Fiserv, Inc.* (Software)	4,147	250,313
Flextronics International, Ltd.* (Electronics)	22,022	142,042
FLIR Systems, Inc. (Electronics)	4,576	125,657
Garmin, Ltd. (Electronics)	6,006	195,976
Gilead Sciences, Inc.* (Pharmaceuticals)	22,880	969,197
Google, Inc.—Class A* (Internet)	7,293	4,402,711
Green Mountain Coffee Roasters, Inc.* (Beverages)	4,433	460,810
Henry Schein, Inc.* (Healthcare-Products)	2,717	180,572
Illumina, Inc.* (Biotechnology)	3,575	223,259
Infosys Technologies, Ltd.ADR (Software)	2,860	177,949
Intel Corp. (Semiconductors)	154,011	3,439,066
Intuit, Inc.* (Software)	8,723	407,364
Intuitive Surgical, Inc.* (Healthcare-Products)	1,144	458,229

Common Stocks, continued

	Shares	Value
Joy Global, Inc. (Machinery-Construction & Mining)	3,003	$282,042
KLA -Tencor Corp. (Semiconductors)	4,862	193,605
Lam Research Corp.* (Semiconductors)	3,575	146,146
Liberty Media Holding Corp.—Interactive Series A* (Internet)	16,588	272,209
Life Technologies Corp.* (Biotechnology)	5,148	231,814
Linear Technology Corp. (Semiconductors)	6,578	192,735
Marvell Technology Group, Ltd.* (Semiconductors)	17,732	262,788
Mattel, Inc. (Toys/Games/Hobbies)	10,153	270,679
Maxim Integrated Products, Inc. (Semiconductors)	8,580	196,997
Microchip Technology, Inc. (Semiconductors)	5,577	188,224
Micron Technology, Inc.* (Semiconductors)	29,029	213,944
Microsoft Corp. (Software)	244,959	6,711,877
Mylan Laboratories, Inc.* (Pharmaceuticals)	12,727	289,921
NetApp, Inc.* (Computers)	10,725	509,652
Netflix, Inc.* (Internet)	1,573	418,402
News Corp.—Class A (Media)	53,053	849,909
NII Holdings, Inc.—Class B* (Telecommunications)	5,005	211,962
NVIDIA Corp.* (Semiconductors)	17,446	241,278
O'Reilly Automotive, Inc.* (Retail)	4,004	238,238
Oracle Corp. (Software)	147,004	4,495,382
PACCAR, Inc. (Auto Manufacturers)	10,582	453,015
Paychex, Inc. (Commercial Services)	10,582	298,730
Priceline.com, Inc.* (Internet)	1,430	768,839
QIAGEN N.V.* (Biotechnology)	6,721	113,854
Qualcomm, Inc. (Telecommunications)	48,477	2,655,570
Research In Motion, Ltd.* (Computers)	15,158	378,950
Ross Stores, Inc. (Retail)	3,432	260,043
SanDisk Corp.* (Computers)	6,864	291,926
Seagate Technology PLC (Computers)	12,441	172,805
Sears Holdings Corp.* (Retail)	3,146	219,182
Sigma-Aldrich Corp. (Chemicals)	3,575	239,883
Sirius XM Radio, Inc.* (Media)	114,543	241,686
Staples, Inc. (Retail)	20,735	333,004
Starbucks Corp. (Retail)	21,736	871,396
Stericycle, Inc.* (Environmental Control)	2,431	199,634
Symantec Corp.* (Internet)	22,022	419,739
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	20,449	953,741
Urban Outfitters, Inc.* (Retail)	4,719	153,556
VeriSign, Inc. (Internet)	4,862	151,743
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,006	311,471
Virgin Media, Inc. (Telecommunications)	9,152	242,162
Vodafone Group PLCADR (Telecommunications)	25,168	707,221
Warner Chilcott PLC—Class A (Pharmaceuticals)	7,436	156,305
Whole Foods Market, Inc. (Food)	5,148	343,372
Wynn Resorts, Ltd. (Lodging)	3,575	549,406
Xilinx, Inc. (Semiconductors)	7,722	247,876
Yahoo!, Inc.* (Internet)	37,895	496,424
TOTAL COMMON STOCKS (Cost $35,055,860)		75,764,829

See accompanying notes to the financial statements.

56 :: UltraNASDAQ-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Repurchase Agreements(a)(b) (43.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $54,654,515	$54,654,000	$54,654,000
TOTAL REPURCHASE AGREEMENTS (Cost $54,654,000)		54,654,000
TOTAL INVESTMENT SECURITIES (Cost $89,709,860)—102.9%		130,418,829
Net other assets (liabilities)—(2.9)%		(3,683,410)
NET ASSETS—100.0%		$126,735,419

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $22,143,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR  American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring 9/19/11 (Underlying notional amount at value $13,407,640)	284	$658,636

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$96,460,804	$(164,711)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	68,885,371	(124,838)
		$(289,549)

UltraNASDAQ-100 ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Auto Manufacturers	$453,015	0.4%
Beverages	460,810	0.4%
Biotechnology	4,170,218	3.3%
Chemicals	239,883	0.2%
Commercial Services	509,522	0.4%
Computers	13,359,913	10.5%
Distribution/Wholesale	288,717	0.2%
Electronics	463,675	0.4%
Energy-Alternate Sources	304,324	0.2%
Environmental Control	199,634	0.2%
Food	343,372	0.3%
	Value	% of Net Assets
Healthcare-Products	$795,931	0.6%
Internet	13,445,366	10.6%
Lodging	549,406	0.4%
Machinery-Construction & Mining	282,042	0.2%
Media	3,675,110	2.9%
Pharmaceuticals	3,207,155	2.5%
Retail	3,734,647	3.0%
Semiconductors	6,694,290	5.3%
Software	15,304,300	12.1%
Telecommunications	6,367,819	5.0%
Toys/Games/Hobbies	270,679	0.2%
Transportation	645,001	0.5%
Other**	50,970,590	40.2%
Total	$126,735,419	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: UltraNASDAQ-100 ProFund :: 57

Repurchase Agreements(a)(b) (101.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $24,830,234	$24,830,000	$24,830,000
TOTAL REPURCHASE AGREEMENTS (Cost $24,830,000)		24,830,000
TOTAL INVESTMENT SECURITIES (Cost $24,830,000)—101.0%		24,830,000
Net other assets (liabilities)—(1.0)%		(256,548)
NET ASSETS—100.0%		$24,573,452

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $7,175,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$18,237,954	$(39,167)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	31,008,317	(65,634)
		$(104,801)

See accompanying notes to the financial statements.

58 :: UltraInternational ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks (61.0%)

	Shares	Value
America Movil S.A.B. de C.V.ADR (Telecommunications)	68,634	$1,770,757
AngloGold Ashanti, Ltd.ADR (Mining)	13,653	572,607
AU Optronics Corp.ADR (Electronics)	28,044	154,522
Baidu, Inc.ADR* (Internet)	4,797	753,465
Banco Bradesco S.A.ADR (Banks)	68,265	1,312,736
Banco Santander Brasil S.A.ADR (Banks)	19,926	184,913
BRF-Brazil Foods S.A.ADR (Food)	23,985	463,150
Cemex S.A.B. de C.V.ADR* (Building Materials)	36,162	254,581
China Life Insurance Co., Ltd.ADR (Insurance)	17,712	886,309
China Mobile, Ltd.ADR (Telecommunications)	37,269	1,857,114
China Petroleum and Chemical Corp.ADR (Oil & Gas)	5,904	584,555
China Telecom Corp., Ltd.ADR (Telecommunications)	4,797	315,643
China Unicom, Ltd.ADR (Telecommunications)	16,974	339,820
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	13,653	474,578
CNOOC, Ltd.ADR (Oil & Gas)	5,535	1,230,486
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	8,487	215,909
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	13,653	263,503
Companhia Siderurgica Nacional S.A. (CSN)ADR (Iron/Steel)	28,044	297,827
Companhia Vale Do Rio DoceADR (Mining)	46,494	1,508,265
Compania de Minas Buenaventura S.A.ADR (Mining)	5,535	226,603
Ctrip.com International, Ltd.ADR* (Internet)	5,166	238,153
Ecopetrol S.A.ADR (Oil & Gas)	7,380	311,805
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	4,059	217,765
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	6,642	480,682
Gerdau S.A.ADR (Iron/Steel)	32,103	292,779
Gold Fields, Ltd.ADR (Mining)	23,985	373,926
Grupo Televisa S.A.ADR (Media)	19,926	442,158
HDFC Bank, Ltd.ADR (Banks)	20,295	705,454
ICICI Bank, Ltd.ADR (Banks)	15,129	704,558
Infosys Technologies, Ltd.ADR (Software)	16,974	1,056,122
Itau Unibanco Holding S.A.ADR (Banks)	73,062	1,488,273
KB Financial Group, Inc.ADR (Banks)	13,653	677,325
Korea Electric Power Corp.ADR* (Electric)	18,819	227,334
LG. Philips LCD Co., Ltd.ADR (Electronics)	14,391	184,780
Mobile TeleSystemsADR (Telecommunications)	18,819	353,421
PetroChina Co., Ltd.ADR (Oil & Gas)	7,380	1,049,657
Petroleo Brasileiro S.A.ADR (Oil & Gas)	59,040	2,005,589
POSCOADR (Iron/Steel)	9,594	1,053,421
PT Telekomunikasi IndonesiaADR (Telecommunications)	8,487	296,196
Sasol, Ltd.ADR (Oil & Gas Services)	17,712	888,257
Shinhan Financial Group Co., Ltd.ADR (Diversified Financial Services)	7,749	744,059
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	173,799	2,148,156
Tata Motors, Ltd.ADR (Auto Manufacturers)	12,177	260,831
Telecomunicacoes De Sao Paulo S.A.ADR (Telecommunications)	10,701	339,436

Common Stocks, continued

	Shares	Value
United Microelectronics Corp.ADR (Semiconductors)	92,619	$213,024
Wipro, Ltd.ADR (Computers)	16,236	192,884
Yanzhou Coal Mining Co., Ltd.ADR (Coal)	7,011	268,521
TOTAL COMMON STOCKS (Cost $24,135,793)		30,881,909

Preferred Stocks (10.5%)

Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	28,044	841,881
Petroleo Brasileiro S.A.ADR (Oil & Gas)	76,014	2,335,910
Vale S.A.ADR (Mining)	72,693	2,145,897
TOTAL PREFERRED STOCKS (Cost $4,004,300)		5,323,688

Repurchase Agreements(a)(b) (28.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $14,458,136	$14,458,000	$14,458,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,458,000)		14,458,000
TOTAL INVESTMENT SECURITIES (Cost $42,598,093)—100.0%		50,663,597
Net other assets (liabilities)—NM		3,176
NET ASSETS—100.0%		$50,666,773

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $8,975,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR  American Depositary Receipt

NM  Not meaningful, amount is less than 0.05%.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$30,090,016	$(100,181)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	34,895,335	(117,873)
		$(218,054)

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: UltraEmerging Markets ProFund :: 59

UltraEmerging Markets ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Auto Manufacturers	$260,831	0.5%
Banks	5,073,259	10.0%
Beverages	1,538,472	3.0%
Building Materials	254,581	0.5%
Coal	268,521	0.5%
Computers	192,884	0.4%
Diversified Financial Services	744,059	1.5%
Electric	708,602	1.4%
Electronics	339,302	0.7%
Food	463,150	0.9%
Insurance	886,309	1.8%
Internet	991,618	2.0%
Iron/Steel	1,644,027	3.2%
Media	442,158	0.9%
Mining	4,827,298	9.5%
Oil & Gas	7,518,002	14.8%
Oil & Gas Services	888,257	1.8%
Semiconductors	2,361,180	4.7%
Software	1,056,122	2.1%
Telecommunications	5,746,965	11.3%
Other**	14,461,176	28.5%
Total	$50,666,773	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of July 31, 2011:

	Value	% of Net Assets
Brazil	$13,696,068	27.1%
Chile	217,765	0.4%
China	7,523,723	15.0%
Colombia	311,805	0.6%
India	2,919,849	5.8%
Indonesia	296,196	0.6%
Mexico	2,948,178	5.8%
Peru	226,603	0.4%
Russia	353,421	0.7%
South Africa	1,834,790	3.6%
South Korea	2,886,919	5.7%
Taiwan	2,990,280	5.8%
Other**	14,461,176	28.5%
Total	$50,666,773	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

60 :: UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks (52.7%)

	Shares	Value
America Movil S.A.B. de C.V.ADR (Telecommunications)	26,596	$686,177
Banco Bradesco S.A.ADR (Banks)	46,848	900,887
Banco De ChileADR (Banks)	4,514	389,017
Banco Santander Brasil S.A.ADR (Banks)	47,458	440,410
Banco Santander Chile S.A.ADR (Banks)	3,660	340,307
Bancolombia S.A.ADR (Banks)	6,222	412,519
BRF-Brazil Foods S.A.ADR (Food)	51,484	994,156
Cemex S.A.B. de C.V.ADR* (Building Materials)	26,596	187,236
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	11,956	516,380
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	16,348	415,893
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	23,912	461,502
Companhia Siderurgica Nacional S.A. (CSN)ADR (Iron/Steel)	44,164	469,022
Companhia Vale Do Rio DoceADR (Mining)	50,508	1,638,479
Compania de Minas Buenaventura S.A.ADR (Mining)	11,224	459,511
Ecopetrol S.A.ADR (Oil & Gas)	13,542	572,149
Embraer S.A.ADR (Aerospace/Defense)	8,418	248,499
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	7,076	379,627
Enersis S.A.ADR (Electric)	16,958	369,515
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	10,004	723,989
Gerdau S.A.ADR (Iron/Steel)	49,898	455,070
Grupo Televisa S.A.ADR (Media)	27,328	606,408
Itau Unibanco Holding S.A.ADR (Banks)	42,700	869,799
Lan Airlines S.A.ADR (Airlines)	14,640	383,275
Petroleo Brasileiro S.A.ADR (Oil & Gas)	48,312	1,641,159
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	6,466	415,893
Tele Norte Leste Participacoes S.A.ADR (Telecommunications)	17,690	247,306
Telecomunicacoes De Sao Paulo S.A.ADR (Telecommunications)	16,470	522,428
Telefonos de Mexico S.A.B. de C.V.ADR (Telecommunications)	13,908	224,753
Tim Participacoes S.A.ADR (Telecommunications)	5,490	274,720
Ultrapar Participacoes S.A.ADR (Gas)	26,840	486,341
YPF S.A.ADR (Oil & Gas)	5,002	212,935
TOTAL COMMON STOCKS (Cost $9,756,736)		16,945,362
Preferred Stocks (17.3%)
Centrais Eletricas Brasileiras S.A.— Class BADR (Electric)	14,518	222,706
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	37,332	1,120,706
Petroleo Brasileiro S.A.ADR (Oil & Gas)	62,342	1,915,770
Vale S.A.ADR (Mining)	78,202	2,308,523
TOTAL PREFERRED STOCKS (Cost $2,936,923)		5,567,705

Repurchase Agreements(a)(b) (28.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%—0.12%, dated 7/29/11, due 8/1/11, total to be received $9,193,087	$9,193,000	$9,193,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,193,000)		9,193,000
TOTAL INVESTMENT SECURITIES (Cost $21,886,659)—98.6%		31,706,067
Net other assets (liabilities)—1.4%		446,062
NET ASSETS—100.0%		$32,152,129

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $7,340,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR  American Depositary Receipt

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$13,500,048	$8,303
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	28,275,550	16,295
		$24,598

UltraLatin America ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Aerospace/Defense	$248,499	0.8%
Airlines	383,275	1.2%
Banks	3,352,939	10.4%
Beverages	2,260,588	7.0%
Building Materials	187,236	0.6%
Chemicals	415,893	1.3%
Electric	1,433,350	4.4%
Food	1,510,536	4.7%
Gas	486,341	1.5%
Iron/Steel	924,092	2.9%
Media	606,408	1.9%
Mining	4,406,513	13.7%
Oil & Gas	4,342,013	13.5%
Telecommunications	1,955,384	6.1%
Other**	9,639,062	30.0%
Total	$32,152,129	100.0%

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: UltraLatin America ProFund :: 61

UltraLatin America ProFund invested in securities with exposure to the following countries as of July 31, 2011:

	Value	% of Net Assets
Argentina	$212,935	0.7%
Brazil	16,149,756	50.2%
Chile	2,277,634	7.1%
Colombia	984,668	3.1%
Mexico	2,428,563	7.5%
Peru	459,511	1.4%
Other**	9,639,062	30.0%
Total	$32,152,129	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

62 :: UltraLatin America ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks (71.9%)

	Shares	Value
3SBio, Inc.ADR* (Biotechnology)	4,017	$64,674
51job, Inc.ADR* (Commercial Services)	1,854	122,457
7 Days Group Holdings, Ltd.ADR* (Lodging)	4,223	92,737
Aluminum Corp. of China, Ltd.ADR (Mining)	14,626	312,411
Baidu, Inc.ADR* (Internet)	6,386	1,003,049
Changyou.com, Ltd.ADR* (Software)	2,163	112,108
China Digital TV Holding Co., Ltd.ADR (Electronics)	12,463	59,947
China Eastern Airlines Corp., Ltd.ADR* (Airlines)	6,489	160,343
China Life Insurance Co., Ltd.ADR (Insurance)	19,570	979,283
China Lodging Group, Ltd.ADR* (Lodging)	3,914	67,086
China Ming Yang Wind Power Group, Ltd.ADR* (Electrical Components & Equipment)	14,008	72,842
China Mobile, Ltd.ADR (Telecommunications)	32,548	1,621,867
China Petroleum and Chemical Corp.ADR (Oil & Gas)	8,034	795,446
China Southern Airlines Co., Ltd.ADR* (Airlines)	5,562	180,710
China Telecom Corp., Ltd.ADR (Telecommunications)	8,755	576,079
China Unicom, Ltd.ADR (Telecommunications)	27,913	558,818
CNinsure, Inc.ADR* (Insurance)	6,077	87,144
CNOOC, Ltd.ADR (Oil & Gas)	5,150	1,144,897
Ctrip.com International, Ltd.ADR* (Internet)	10,300	474,830
E-Commerce China Dangdang, Inc.ADR* (Internet)	4,944	55,867
E-House China Holdings, Ltd.ADR (Real Estate)	10,712	84,089
Focus Media Holding, Ltd.ADR* (Advertising)	9,579	315,053
Giant Interactive Group, Inc.ADR (Internet)	17,098	131,484
Guangshen Railway Co., Ltd.ADR (Transportation)	5,150	101,043
hiSoft Technology International, Ltd.ADR* (Software)	5,768	80,002
Home Inns & Hotels Management, Inc.ADR* (Lodging)	3,708	142,906
Huaneng Power International, Inc.ADR (Electric)	9,167	180,040
JA Solar Holdings Co., Ltd.ADR* (Energy-Alternate Sources)	22,557	108,274
JinkoSolar Holding Co., Ltd.ADR* (Energy-Alternate Sources)	2,987	64,818
LDK Solar Co., Ltd.ADR* (Energy-Alternate Sources)	14,214	95,802
Longtop Financial Technologies, Ltd.ADR*(a) (Software)	6,250	—
Melco Crown Entertainment, Ltd.ADR* (Lodging)	20,291	307,003
Mindray Medical International, Ltd.ADR (Healthcare-Products)	9,064	245,453
Netease.com, Inc.ADR* (Internet)	7,004	353,842
New Oriental Education & Technology Group, Inc.ADR* (Commercial Services)	2,884	368,373
Perfect World Co., Ltd.ADR* (Internet)	6,180	122,302
PetroChina Co., Ltd.ADR (Oil & Gas)	7,931	1,128,026
Qihoo 360 Technology Co., Ltd.ADR* (Internet)	2,884	66,476
Renesola, Ltd.ADR* (Semiconductors)	13,802	62,523
Renren, Inc.ADR* (Internet)	10,403	112,665
Semiconductor Manufacturing International Corp.ADR* (Semiconductors)	46,041	137,202
Shanda Games, Ltd.ADR* (Software)	15,141	90,846
Shanda Interactive Entertainment, Ltd.ADR* (Internet)	4,120	144,241

Common Stocks, continued

	Shares	Value
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	3,399	$141,976
SouFun Holdings, Ltd.ADR* (Internet)	3,090	64,272
Spreadtrum Communications, Inc.ADR (Electronics)	7,210	97,696
Suntech Power Holdings Co., Ltd.ADR* (Energy-Alternate Sources)	18,952	139,108
Trina Solar, Ltd.ADR* (Energy-Alternate Sources)	9,476	169,715
VanceInfo Technologies, Inc.ADR* (Computers)	6,283	127,105
WuXi PharmaTech Cayman, Inc.ADR* (Biotechnology)	9,785	152,450
Yanzhou Coal Mining Co., Ltd.ADR (Coal)	12,772	489,168
Yingli Green Energy Holding Co., Ltd.ADR* (Energy-Alternate Sources)	16,789	121,552
Youku.com, Inc.ADR* (Internet)	7,313	269,923
TOTAL COMMON STOCKS (Cost $9,808,534)		14,758,023

Repurchase Agreements(b)(c) (28.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $5,760,054	$5,760,000	$5,760,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,760,000)		5,760,000
TOTAL INVESTMENT SECURITIES (Cost $15,568,534)—100.0%		20,518,023
Net other assets (liabilities)—NM		5,723
NET ASSETS—100.0%		$20,523,746

*  Non-income producing security

(a)  As of July 31, 2011, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees and represents 0.00% of net assets.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $3,126,000.

(c)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR  American Depositary Receipt

NM  Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: UltraChina ProFund :: 63

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$19,049,982	$48,674
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	7,079,378	18,612
		$67,286

UltraChina ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Advertising	$315,053	1.5%
Airlines	341,053	1.7%
Biotechnology	217,124	1.1%
Chemicals	141,976	0.7%
Coal	489,168	2.4%
Commercial Services	490,830	2.4%
Computers	127,105	0.6%
Electric	180,040	0.9%
Electrical Components & Equipment	72,842	0.3%
Electronics	157,643	0.8%
Energy-Alternate Sources	699,269	3.4%
Healthcare-Products	245,453	1.2%
Insurance	1,066,427	5.2%
Internet	2,798,951	13.6%
Lodging	609,732	3.0%
Mining	312,411	1.5%
Oil & Gas	3,068,369	14.9%
Real Estate	84,089	0.4%
Semiconductors	199,725	1.0%
Software	282,956	1.4%
Telecommunications	2,756,764	13.4%
Transportation	101,043	0.5%
Other**	5,765,723	28.1%
Total	$20,523,746	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of July 31, 2011:

	Value	% of Net Assets
China	$14,758,023	71.9%
Other**	5,765,723	28.1%
Total	$20,523,746	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

64 :: UltraChina ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Repurchase Agreements(a)(b) (65.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $10,507,099	$10,507,000	$10,507,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,507,000)		10,507,000
TOTAL INVESTMENT SECURITIES (Cost $10,507,000)—65.8%		10,507,000
Net other assets (liabilities)—34.2%		5,465,326
NET ASSETS—100.0%		$15,972,326

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $320,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contract expiring 9/9/11 (Underlying notional amount at value $27,980,575)	569	$993,171

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Nikkei 225 Stock Average	$3,731,304	$(41,591)

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: UltraJapan ProFund :: 65

Repurchase Agreements(a)(b) (99.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $60,512,570	$60,512,000	$60,512,000
TOTAL REPURCHASE AGREEMENTS (Cost $60,512,000)		60,512,000
TOTAL INVESTMENT SECURITIES (Cost $60,512,000)—99.2%		60,512,000
Net other assets (liabilities)—0.8%		474,546
NET ASSETS—100.0%		$60,986,546

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $7,378,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contract expiring 9/19/11 (Underlying notional amount at value $10,628,063)	165	$(70,374)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$(32,124,409)	$302,159
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(18,783,510)	181,308
		$483,467

See accompanying notes to the financial statements.

66 :: Bear ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Repurchase Agreements(a)(b) (53.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $8,294,078	$8,294,000	$8,294,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,294,000)		8,294,000
TOTAL INVESTMENT SECURITIES (Cost $8,294,000)—53.9%		8,294,000
Net other assets (liabilities)—46.1%		7,081,517
NET ASSETS—100.0%		$15,375,517

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $1,699,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold
	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contract expiring 9/19/11 (Underlying notional amount at value $238,860)	3	$(3,815)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(2,437,131)	$9,704
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(12,710,416)	22,141
		$31,845

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Short Small-Cap ProFund :: 67

Repurchase Agreements(a)(b) (33.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $5,363,051	$5,363,000	$5,363,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,363,000)		5,363,000
TOTAL INVESTMENT SECURITIES (Cost $5,363,000)—33.9%		5,363,000
Net other assets (liabilities)—66.1%		10,472,918
NET ASSETS—100.0%		$15,835,918

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $918,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring 9/19/11 (Underlying notional amount at value $991,410)	21	$(48,151)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(10,943,747)	$(502)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(3,848,813)	6,847
		$6,345

See accompanying notes to the financial statements.

68 :: Short NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Repurchase Agreements(a)(b) (100.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $47,100,443	$47,100,000	$47,100,000
TOTAL REPURCHASE AGREEMENTS (Cost $47,100,000)		47,100,000
TOTAL INVESTMENT SECURITIES (Cost $47,100,000)—100.8%		47,100,000
Net other assets (liabilities)—(0.8)%		(362,782)
NET ASSETS—100.0%		$46,737,218

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $14,639,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contract expiring 9/19/11 (Underlying notional amount at value $16,811,663)	261	$191,050

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$(39,703,705)	$397,581
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(37,886,426)	365,700
		$763,281

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: UltraBear ProFund :: 69

Repurchase Agreements(a)(b) (98.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $6,483,061	$6,483,000	$6,483,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,483,000)		6,483,000
TOTAL INVESTMENT SECURITIES (Cost $6,483,000)—98.0%		6,483,000
Net other assets (liabilities)—2.0%		131,348
NET ASSETS—100.0%		$6,614,348

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $1,503,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring 9/19/11 (Underlying notional amount at value $1,883,200)	20	$21,164

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$(8,485,082)	$59,389
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	(2,808,066)	18,357
		$77,746

See accompanying notes to the financial statements.

70 :: UltraShort Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Repurchase Agreements(a)(b) (100.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $14,112,133	$14,112,000	$14,112,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,112,000)		14,112,000
TOTAL INVESTMENT SECURITIES (Cost $14,112,000)—100.8%		14,112,000
Net other assets (liabilities)—(0.8)%		(106,474)
NET ASSETS—100.0%		$14,005,526

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $4,446,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contract expiring 9/19/11 (Underlying notional amount at value $636,960)	8	$(10,173)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(14,163,818)	$58,529
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(13,302,028)	56,986
		$115,515

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: UltraShort Small-Cap ProFund :: 71

Repurchase Agreements(a)(b) (100.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $11,584,109	$11,584,000	$11,584,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,584,000)		11,584,000
TOTAL INVESTMENT SECURITIES (Cost $11,584,000)—100.4%		11,584,000
Net other assets (liabilities)—(0.4)%		(45,123)
NET ASSETS—100.0%		$11,538,877

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $3,382,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contract expiring 9/19/11 (Underlying notional amount at value $1,632,825)	27	$11,360

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(12,441,847)	$160,396
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(8,936,187)	122,845
		$283,241

See accompanying notes to the financial statements.

72 :: UltraShort Dow 30 ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Repurchase Agreements(a)(b) (97.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $19,173,181	$19,173,000	$19,173,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,173,000)		19,173,000
TOTAL INVESTMENT SECURITIES (Cost $19,173,000)—97.1%		19,173,000
Net other assets (liabilities)—2.9%		580,189
NET ASSETS—100.0%		$19,753,189

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $6,367,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring 9/19/11 (Underlying notional amount at value $3,257,490)	69	$(99,192)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(20,285,950)	$35,644
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(15,817,800)	28,138
		$63,782

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: UltraShort NASDAQ-100 ProFund :: 73

Repurchase Agreements(a)(b) (103.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $14,076,133	$14,076,000	$14,076,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,076,000)		14,076,000
TOTAL INVESTMENT SECURITIES (Cost $14,076,000)—103.7%		14,076,000
Net other assets (liabilities)—(3.7)%		(506,014)
NET ASSETS—100.0%		$13,569,986

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $5,935,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$(11,858,662)	$23,337
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(15,156,230)	33,122
		$56,459

See accompanying notes to the financial statements.

74 :: UltraShort International ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Repurchase Agreements(a)(b) (112.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $5,811,055	$5,811,000	$5,811,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,811,000)		5,811,000
TOTAL INVESTMENT SECURITIES (Cost $5,811,000)—112.6%		5,811,000
Net other assets (liabilities)—(12.6)%		(652,120)
NET ASSETS—100.0%		$5,158,880

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $1,843,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(6,381,220)	$28,902
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(3,928,113)	17,675
		$46,577

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: UltraShort Emerging Markets ProFund :: 75

Repurchase Agreements(a)(b) (101.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $3,410,032	$3,410,000	$3,410,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,410,000)		3,410,000
TOTAL INVESTMENT SECURITIES (Cost $3,410,000)—101.0%		3,410,000
Net other assets (liabilities)—(1.0)%		(35,252)
NET ASSETS—100.0%		$3,374,748

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $990,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$(3,581,648)	$(1,231)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	(3,175,569)	(2,082)
		$(3,313)

See accompanying notes to the financial statements.

76 :: UltraShort Latin America ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Repurchase Agreements(a)(b) (165.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $3,368,032	$3,368,000	$3,368,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,368,000)		3,368,000
TOTAL INVESTMENT SECURITIES (Cost $3,368,000)—165.6%		3,368,000
Net other assets (liabilities)—(65.6)%		(1,334,748)
NET ASSETS—100.0%		$2,033,252

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $1,429,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$(1,660,967)	$(4,382)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	(2,404,109)	(18,336)
		$(22,718)

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: UltraShort China ProFund :: 77

Repurchase Agreements(a)(b) (81.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $1,321,012	$1,321,000	$1,321,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,321,000)		1,321,000
TOTAL INVESTMENT SECURITIES (Cost $1,321,000)—81.1%		1,321,000
Net other assets (liabilities)—18.9%		308,309
NET ASSETS—100.0%		$1,629,309

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $70,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contract expiring 9/9/11 (Underlying notional amount at value $2,852,150)	58	$78,663

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Nikkei 225 Stock Average	$(400,232)	$4,812

See accompanying notes to the financial statements.

78 :: UltraShort Japan ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks (63.3%)

	Shares	Value
Associated Banc-Corp (Banks)	2,212	$30,194
Astoria Financial Corp. (Savings & Loans)	1,106	12,885
BancorpSouth, Inc. (Banks)	948	12,836
Bank of America Corp. (Banks)	127,506	1,238,083
Bank of Hawaii Corp. (Banks)	632	28,320
BB&T Corp. (Banks)	8,690	223,159
BOK Financial Corp. (Banks)	316	17,209
CapitalSource, Inc. (Diversified Financial Services)	3,792	24,496
Capitol Federal Financial, Inc. (Savings & Loans)	2,054	23,498
Cathay Bancorp, Inc. (Banks)	948	13,139
Citigroup, Inc. (Banks)	36,656	1,405,391
City National Corp. (Banks)	632	33,926
Comerica, Inc. (Banks)	2,528	80,972
Commerce Bancshares, Inc. (Banks)	948	38,783
Cullen/Frost Bankers, Inc. (Banks)	790	42,565
East West Bancorp, Inc. (Banks)	1,896	35,190
F.N.B. Corp. (Banks)	1,422	14,220
Fifth Third Bancorp (Banks)	11,534	145,905
First Financial Bankshares, Inc. (Banks)	632	20,369
First Horizon National Corp. (Banks)	3,318	29,833
First Midwest Bancorp, Inc. (Banks)	948	11,300
First Niagara Financial Group, Inc. (Savings & Loans)	3,950	48,388
FirstMerit Corp. (Banks)	1,422	20,775
Fulton Financial Corp. (Banks)	2,528	25,659
Glacier Bancorp, Inc. (Banks)	948	12,457
Hancock Holding Co. (Banks)	948	31,237
Hudson City Bancorp, Inc. (Savings & Loans)	6,162	50,837
Huntington Bancshares, Inc. (Banks)	10,902	65,903
IBERIABANK Corp. (Banks)	316	16,107
International Bancshares Corp. (Banks)	790	13,288
J.P. Morgan Chase & Co. (Diversified Financial Services)	50,244	2,032,370
KeyCorp (Banks)	12,008	96,544
M&T Bank Corp. (Banks)	1,580	136,259
MB Financial, Inc. (Banks)	632	12,760
National Penn Bancshares, Inc. (Banks)	1,580	12,703
New York Community Bancorp (Savings & Loans)	5,530	74,821
Old National Bancorp (Banks)	1,264	12,893
PacWest Bancorp (Banks)	474	9,409
Park National Corp. (Banks)	158	9,739
People's United Financial, Inc. (Banks)	4,582	58,100
PNC Financial Services Group (Banks)	6,636	360,268
Popular, Inc.* (Banks)	12,956	31,094
PrivateBancorp, Inc. (Banks)	790	9,314
Prosperity Bancshares, Inc. (Banks)	632	26,247
Provident Financial Services, Inc. (Savings & Loans)	790	10,949
Regions Financial Corp. (Banks)	15,958	97,184
Signature Bank* (Banks)	474	28,042
SunTrust Banks, Inc. (Banks)	6,794	166,385
Susquehanna Bancshares, Inc. (Banks)	1,580	11,897
SVB Financial Group* (Banks)	474	28,923
Synovus Financial Corp. (Banks)	9,164	16,770
TCF Financial Corp. (Banks)	1,896	24,117
TFS Financial Corp.* (Savings & Loans)	1,106	10,441
Trustmark Corp. (Banks)	790	17,214
U.S. Bancorp (Banks)	24,174	629,974

Common Stocks, continued

	Shares	Value
UMB Financial Corp. (Banks)	474	$19,671
Umpqua Holdings Corp. (Banks)	1,422	16,154
United Bankshares, Inc. (Banks)	474	11,310
Valley National Bancorp (Banks)	2,212	29,088
Washington Federal, Inc. (Savings & Loans)	1,422	24,046
Webster Financial Corp. (Banks)	948	19,358
Wells Fargo & Co. (Banks)	63,042	1,761,394
Westamerica Bancorp (Banks)	316	14,830
Wintrust Financial Corp. (Banks)	474	16,201
Zions Bancorp (Banks)	2,370	51,903
TOTAL COMMON STOCKS (Cost $6,502,528)		9,655,296

Repurchase Agreements(a)(b) (38.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $5,896,056	$5,896,000	$5,896,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,896,000)		5,896,000
TOTAL INVESTMENT SECURITIES (Cost $12,398,528)—101.9%		15,551,296
Net other assets (liabilities)—(1.9)%		(290,677)
NET ASSETS—100.0%		$15,260,619

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $3,261,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$6,703,291	$(241,766)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Banks Index	6,418,401	(266,005)
		$(507,771)

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Banks UltraSector ProFund :: 79

Banks UltraSector ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Banks	$7,342,565	48.1%
Diversified Financial Services	2,056,866	13.5%
Savings & Loans	255,865	1.7%
Other**	5,605,323	36.7%
Total	$15,260,619	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

80 :: Banks UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks (69.1%)

	Shares	Value
AbitibiBowater, Inc.* (Forest Products & Paper)	2,832	$51,769
Air Products & Chemicals, Inc. (Chemicals)	7,552	670,089
Airgas, Inc. (Chemicals)	2,714	186,452
AK Steel Holding Corp. (Iron/Steel)	4,130	50,179
Albemarle Corp. (Chemicals)	3,422	227,837
Alcoa, Inc. (Mining)	40,238	592,706
Allegheny Technologies, Inc. (Iron/Steel)	3,304	192,260
Allied Nevada Gold Corp.* (Mining)	3,068	116,891
Alpha Natural Resources, Inc.* (Coal)	8,496	362,864
Arch Coal, Inc. (Coal)	8,024	205,414
Ashland, Inc. (Chemicals)	2,714	166,205
Avery Dennison Corp. (Household Products/Wares)	4,012	126,579
Cabot Corp. (Chemicals)	2,242	87,662
Calgon Carbon Corp.* (Environmental Control)	2,124	31,626
Carpenter Technology Corp. (Iron/Steel)	1,652	94,891
Celanese Corp.—Series A (Chemicals)	5,900	325,267
CF Industries Holdings, Inc. (Chemicals)	2,714	421,538
Chemtura Corp.* (Chemicals)	3,658	64,381
Cliffs Natural Resources, Inc. (Iron/Steel)	5,074	455,747
Coeur d'Alene Mines Corp.* (Mining)	3,304	90,166
Commercial Metals Co. (Metal Fabricate/Hardware)	4,366	63,351
Compass Minerals International, Inc. (Mining)	1,298	102,204
CONSOL Energy, Inc. (Coal)	8,496	455,386
Cytec Industries, Inc. (Chemicals)	1,888	105,728
Domtar Corp. (Forest Products & Paper)	1,534	122,643
E.I. du Pont de Nemours & Co. (Chemicals)	34,928	1,795,998
Eastman Chemical Co. (Chemicals)	2,478	239,350
Ecolab, Inc. (Chemicals)	8,850	442,500
FMC Corp. (Chemicals)	2,714	237,665
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	35,636	1,887,282
Fuller (H.B.) Co. (Chemicals)	1,888	43,160
Hecla Mining Co.* (Mining)	10,620	82,517
Huntsman Corp. (Chemicals)	7,316	139,736
International Flavors & Fragrances, Inc. (Chemicals)	3,068	187,670
International Paper Co. (Forest Products & Paper)	15,340	455,598
Intrepid Potash, Inc.* (Chemicals)	1,652	54,929
Kaiser Aluminum Corp. (Mining)	590	32,934
Lubrizol Corp. (Chemicals)	2,478	333,539
LyondellBasell Industries N.V.—Class A (Chemicals)	12,862	507,534
Minerals Technologies, Inc. (Chemicals)	708	45,864
Molycorp, Inc.* (Mining)	2,124	135,150
NewMarket Corp. (Chemicals)	354	58,063
Newmont Mining Corp. (Mining)	18,290	1,017,107
Nucor Corp. (Iron/Steel)	10,738	417,601
Olin Corp. (Chemicals)	2,714	56,750
OM Group, Inc.* (Chemicals)	1,180	42,810
Patriot Coal Corp.* (Coal)	3,422	64,710
Peabody Energy Corp. (Coal)	10,266	589,987
Polypore International, Inc.* (Miscellaneous Manufacturing)	1,534	104,312
PPG Industries, Inc. (Chemicals)	6,018	506,716
Praxair, Inc. (Chemicals)	11,446	1,186,263
Reliance Steel & Aluminum Co. (Iron/Steel)	2,832	133,132
Rockwood Holdings, Inc.* (Chemicals)	2,596	156,980

Common Stocks, continued

	Shares	Value
Royal Gold, Inc. (Mining)	2,006	$128,585
RPM, Inc. (Chemicals)	4,838	101,985
RTI International Metals, Inc.* (Mining)	1,180	37,843
Schulman (A.), Inc. (Chemicals)	1,180	26,137
Sensient Technologies Corp. (Chemicals)	1,888	70,083
Sigma-Aldrich Corp. (Chemicals)	4,012	269,205
Solutia, Inc.* (Chemicals)	4,602	98,667
Southern Copper Corp. (Mining)	8,024	274,100
Steel Dynamics, Inc. (Iron/Steel)	8,260	129,021
The Dow Chemical Co. (Chemicals)	44,486	1,551,227
The Mosaic Co. (Chemicals)	5,664	400,558
Titanium Metals Corp. (Mining)	3,186	56,679
United States Steel Corp. (Iron/Steel)	5,428	217,066
W.R. Grace & Co.* (Chemicals)	2,242	113,086
Walter Energy, Inc. (Holding Companies-Diversified)	2,478	303,728
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,242	47,015
TOTAL COMMON STOCKS (Cost $7,776,421)		20,150,677

Repurchase Agreements(a)(b) (35.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $10,223,096	$10,223,000	$10,223,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,223,000)		10,223,000
TOTAL INVESTMENT SECURITIES (Cost $17,999,421)—104.2%		30,373,677
Net other assets (liabilities)—(4.2)%		(1,214,021)
NET ASSETS—100.0%		$29,159,656

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $5,883,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Basic Materials Index	$11,863,516	$(555,562)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic Materials Index	11,955,050	(573,368)
		$(1,128,930)

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Basic Materials UltraSector ProFund :: 81

Basic Materials UltraSector ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Chemicals	$10,921,634	37.4%
Coal	1,678,361	5.8%
Environmental Control	31,626	0.1%
Forest Products & Paper	630,010	2.2%
Holding Companies-Diversified	303,728	1.0%
Household Products/Wares	126,579	0.4%
Iron/Steel	1,689,897	5.8%
Metal Fabricate/Hardware	110,366	0.4%
Mining	4,554,164	15.6%
Miscellaneous Manufacturing	104,312	0.4%
Other**	9,008,979	30.9%
Total	$29,159,656	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

82 :: Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks (60.8%)

	Shares	Value
Acorda Therapeutics, Inc.* (Biotechnology)	1,185	$33,654
Alexion Pharmaceuticals, Inc.* (Biotechnology)	5,372	305,130
Amgen, Inc.* (Biotechnology)	27,650	1,512,455
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	3,871	46,104
Biogen Idec, Inc.* (Biotechnology)	6,715	684,057
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	3,318	103,621
Celgene Corp.* (Biotechnology)	13,904	824,507
Charles River Laboratories International, Inc.* (Biotechnology)	1,501	59,365
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,738	59,040
Dendreon Corp.* (Biotechnology)	4,345	160,330
Gen-Probe, Inc.* (Healthcare-Products)	1,422	86,102
Gilead Sciences, Inc.* (Pharmaceuticals)	23,542	997,239
Human Genome Sciences, Inc.* (Biotechnology)	5,530	116,185
Illumina, Inc.* (Biotechnology)	3,713	231,877
Incyte, Corp.* (Biotechnology)	3,318	57,866
InterMune, Inc.* (Biotechnology)	1,343	44,829
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	2,765	23,890
Life Technologies Corp.* (Biotechnology)	5,372	241,901
Myriad Genetics, Inc.* (Biotechnology)	2,528	53,771
Nektar Therapeutics* (Biotechnology)	3,318	21,368
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,817	59,925
PDL BioPharma, Inc. (Biotechnology)	4,108	25,428
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,133	113,177
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,054	14,378
Seattle Genetics, Inc.* (Biotechnology)	2,923	49,779
Techne Corp. (Healthcare-Products)	1,106	83,824
United Therapeutics Corp.* (Pharmaceuticals)	1,501	86,127
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,083	315,464
TOTAL COMMON STOCKS (Cost $3,260,100)		6,411,393

Repurchase Agreements(a)(b) (42.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $4,513,043	$4,513,000	$4,513,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,513,000)		4,513,000
TOTAL INVESTMENT SECURITIES (Cost $7,773,100)—103.6%		10,924,393
Net other assets (liabilities)—(3.6)%		(378,385)
NET ASSETS—100.0%		$10,546,008

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $2,286,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$4,889,761	$(117,091)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Biotechnology Index	4,605,712	(121,373)
		$(238,464)

Biotechnology UltraSector ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Biotechnology	$4,865,521	46.1%
Healthcare-Products	169,926	1.6%
Pharmaceuticals	1,375,946	13.1%
Other**	4,134,615	39.2%
Total	$10,546,008	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Biotechnology UltraSector ProFund :: 83

Common Stocks (62.7%)

	Shares	Value
Activision Blizzard, Inc. (Software)	473	$5,600
Altria Group, Inc. (Agriculture)	2,321	61,042
Archer-Daniels-Midland Co. (Agriculture)	660	20,051
Avon Products, Inc. (Cosmetics/Personal Care)	484	12,695
BorgWarner, Inc.* (Auto Parts & Equipment)	121	9,634
Briggs & Stratton Corp. (Machinery-Diversified)	55	943
Brown-Forman Corp. (Beverages)	121	8,901
Brunswick Corp. (Leisure Time)	99	2,161
Bunge, Ltd. (Agriculture)	165	11,354
Campbell Soup Co. (Food)	220	7,271
Carter's, Inc.* (Apparel)	66	2,211
Central European Distribution Corp.* (Distribution/Wholesale)	66	639
Chiquita Brands International, Inc.* (Food)	55	651
Church & Dwight, Inc. (Household Products/Wares)	154	6,212
Clorox Co. (Household Products/Wares)	154	11,025
Coach, Inc. (Apparel)	330	21,305
Coca-Cola Co. (Beverages)	2,376	161,592
Coca-Cola Enterprises, Inc. (Beverages)	363	10,204
Colgate-Palmolive Co. (Cosmetics/Personal Care)	550	46,409
ConAgra Foods, Inc. (Food)	451	11,550
Constellation Brands, Inc.* (Beverages)	209	4,262
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	66	1,113
Corn Products International, Inc. (Food)	88	4,478
Crocs, Inc.* (Apparel)	99	3,102
D.R. Horton, Inc. (Home Builders)	308	3,659
Dana Holding Corp.* (Auto Parts & Equipment)	165	2,751
Darling International, Inc.* (Environmental Control)	132	2,228
Dean Foods Co.* (Food)	198	2,182
Deckers Outdoor Corp.* (Apparel)	44	4,367
Dr. Pepper Snapple Group, Inc. (Beverages)	242	9,138
Eastman Kodak Co.* (Miscellaneous Manufacturing)	297	713
Electronic Arts, Inc.* (Software)	374	8,321
Energizer Holdings, Inc.* (Electrical Components & Equipment)	77	6,209
Flowers Foods, Inc. (Food)	143	3,135
Ford Motor Co.* (Auto Manufacturers)	4,158	50,769
Fossil, Inc.* (Household Products/Wares)	55	6,912
Fresh Del Monte Produce, Inc. (Food)	44	1,078
General Mills, Inc. (Food)	671	25,062
General Motors Co.* (Auto Manufacturers)	649	17,964
Gentex Corp. (Electronics)	154	4,364
Genuine Parts Co. (Distribution/Wholesale)	176	9,356
Green Mountain Coffee Roasters, Inc.* (Beverages)	132	13,721
Hanesbrands, Inc.* (Apparel)	110	3,356
Hansen Natural Corp.* (Beverages)	77	5,900
Harley-Davidson, Inc. (Leisure Time)	264	11,455
Harman International Industries, Inc. (Home Furnishings)	77	3,203
Hasbro, Inc. (Toys/Games/Hobbies)	132	5,222
Heinz (H.J.) Co. (Food)	352	18,529
Herbalife, Ltd. (Pharmaceuticals)	132	7,355
Herman Miller, Inc. (Office Furnishings)	66	1,519
HNI Corp. (Office Furnishings)	44	920
Hormel Foods Corp. (Food)	165	4,780
Iconix Brand Group, Inc.* (Apparel)	77	1,796

Common Stocks, continued

	Shares	Value
Jarden Corp. (Household Products/Wares)	99	$3,068
JM Smucker Co. (Food)	132	10,285
Johnson Controls, Inc. (Auto Parts & Equipment)	748	27,639
KB Home (Home Builders)	77	654
Kellogg Co. (Food)	275	15,339
Kimberly-Clark Corp. (Household Products/Wares)	440	28,758
Kraft Foods, Inc. (Food)	1,804	62,022
Lancaster Colony Corp. (Miscellaneous Manufacturing)	22	1,323
Lear Corp. (Auto Parts & Equipment)	121	5,929
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	154	3,342
Lennar Corp.—Class A (Home Builders)	176	3,113
LKQ Corp.* (Distribution/Wholesale)	165	4,054
Lorillard, Inc. (Agriculture)	165	17,526
M.D.C. Holdings, Inc. (Home Builders)	44	995
Mattel, Inc. (Toys/Games/Hobbies)	385	10,264
McCormick & Co., Inc. (Food)	132	6,422
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	231	16,486
Mohawk Industries, Inc.* (Textiles)	66	3,434
Molson Coors Brewing Co.—Class B (Beverages)	176	7,929
Monsanto Co. (Agriculture)	605	44,455
Newell Rubbermaid, Inc. (Housewares)	330	5,122
NIKE, Inc.—Class B (Apparel)	330	29,749
Nu Skin Enterprises, Inc. (Retail)	66	2,478
NVR, Inc.* (Home Builders)	11	7,481
PepsiCo, Inc. (Beverages)	1,771	113,415
Philip Morris International, Inc. (Commercial Services)	1,980	140,917
Polaris Industries, Inc. (Leisure Time)	33	3,912
Polo Ralph Lauren Corp. (Apparel)	77	10,400
Pool Corp. (Distribution/Wholesale)	55	1,471
Procter & Gamble Co. (Cosmetics/Personal Care)	3,124	192,095
Pulte Group, Inc.* (Home Builders)	374	2,569
PVH Corp. (Retail)	66	4,722
Ralcorp Holdings, Inc.* (Food)	66	5,709
Reynolds American, Inc. (Agriculture)	374	13,165
Sara Lee Corp. (Food)	660	12,613
Skechers U.S.A., Inc.—Class A* (Apparel)	44	733
Smithfield Foods, Inc.* (Food)	176	3,876
Snap-on, Inc. (Hand/Machine Tools)	66	3,753
Stanley Black & Decker, Inc. (Hand/Machine Tools)	187	12,299
Take-Two Interactive Software, Inc.* (Software)	99	1,336
Tempur-Pedic International, Inc.* (Home Furnishings)	77	5,545
Tenneco, Inc.* (Auto Parts & Equipment)	66	2,636
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	132	13,848
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	264	4,269
The Hain Celestial Group, Inc.* (Food)	44	1,423
The Hershey Co. (Food)	176	9,933
The Jones Group, Inc. (Apparel)	99	1,281
The Middleby Corp.* (Machinery-Diversified)	22	1,859
The Ryland Group, Inc. (Home Builders)	44	648

See accompanying notes to the financial statements.

84 :: Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks, continued

	Shares	Value
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	55	$2,775
The Timberland Co.—Class A* (Apparel)	44	1,883
The Warnaco Group, Inc.* (Apparel)	55	2,932
Thor Industries, Inc. (Home Builders)	44	1,088
TiVo, Inc.* (Home Furnishings)	132	1,241
Toll Brothers, Inc.* (Home Builders)	165	3,293
Tootsie Roll Industries, Inc. (Food)	33	926
TreeHouse Foods, Inc.* (Food)	44	2,272
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	121	6,107
Tupperware Corp. (Household Products/Wares)	66	4,124
Tyson Foods, Inc.—Class A (Food)	341	5,988
Under Armour, Inc.—Class A* (Retail)	44	3,230
Universal Corp. (Agriculture)	22	808
V.F. Corp. (Apparel)	99	11,563
Visteon Corp.* (Auto Parts & Equipment)	55	3,448
WABCO Holdings, Inc.* (Auto Parts & Equipment)	77	4,855
WD-40 Co. (Household Products/Wares)	22	964
Whirlpool Corp. (Home Furnishings)	88	6,092
Wolverine World Wide, Inc. (Apparel)	55	2,083
TOTAL COMMON STOCKS (Cost $1,311,809)		1,608,335

Repurchase Agreements(a)(b) (40.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $1,029,010	$1,029,000	$1,029,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,029,000)		1,029,000
TOTAL INVESTMENT SECURITIES (Cost $2,340,809)—102.8%		2,637,335
Net other assets (liabilities)—(2.8)%		(70,965)
NET ASSETS—100.0%		$2,566,370

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $614,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Goods Index	$1,003,195	$(27,281)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Goods Index	1,263,075	(32,099)
		$(59,380)

Consumer Goods UltraSector ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Agriculture	$168,401	6.6%
Apparel	96,761	3.8%
Auto Manufacturers	68,733	2.7%
Auto Parts & Equipment	68,381	2.7%
Beverages	335,062	13.1%
Commercial Services	140,917	5.5%
Cosmetics/Personal Care	265,047	10.3%
Distribution/Wholesale	15,520	0.6%
Electrical Components & Equipment	6,209	0.2%
Electronics	4,364	0.2%
Environmental Control	2,228	0.1%
Food	215,524	8.4%
Hand/Machine Tools	16,052	0.6%
Home Builders	23,500	0.9%
Home Furnishings	16,081	0.6%
Household Products/Wares	63,838	2.5%
Housewares	5,122	0.2%
Leisure Time	17,528	0.7%
Machinery-Diversified	2,802	0.1%
Miscellaneous Manufacturing	5,378	0.2%
Office Furnishings	2,439	0.1%
Pharmaceuticals	23,841	0.9%
Retail	10,430	0.4%
Software	15,257	0.6%
Textiles	3,434	0.1%
Toys/Games/Hobbies	15,486	0.6%
Other**	958,035	37.3%
Total	$2,566,370	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Consumer Goods UltraSector ProFund :: 85

Common Stocks (75.8%)

	Shares	Value
99 Cents Only Stores* (Retail)	96	$1,896
Aaron's, Inc. (Commercial Services)	120	3,025
Abercrombie & Fitch Co.—Class A (Retail)	144	10,529
Acxiom Corp.* (Software)	144	1,979
Advance Auto Parts, Inc. (Retail)	120	6,596
Aeropostale, Inc.* (Retail)	144	2,426
Alaska Air Group, Inc.* (Airlines)	72	4,401
Amazon.com, Inc.* (Internet)	600	133,512
AMC Networks, Inc.—Class A* (Media)	96	3,570
American Eagle Outfitters, Inc. (Retail)	336	4,415
AmerisourceBergen Corp. (Pharmaceuticals)	456	17,469
AMR Corp.* (Airlines)	552	2,340
Ann, Inc.* (Retail)	96	2,490
Apollo Group, Inc.—Class A* (Commercial Services)	216	10,979
Arbitron, Inc. (Commercial Services)	48	1,878
Ascena Retail Group, Inc.* (Retail)	96	3,103
AutoNation, Inc.* (Retail)	72	2,708
AutoZone, Inc.* (Retail)	48	13,702
Avis Budget Group, Inc.* (Commercial Services)	168	2,538
Bally Technologies, Inc.* (Entertainment)	96	3,785
Bed Bath & Beyond, Inc.* (Retail)	408	23,864
Best Buy Co., Inc. (Retail)	528	14,573
Big Lots, Inc.* (Retail)	120	4,180
BJ's Wholesale Club, Inc.* (Retail)	96	4,834
Bob Evans Farms, Inc. (Retail)	48	1,658
Brinker International, Inc. (Retail)	144	3,459
Cablevision Systems Corp.—Class A (Media)	384	9,354
Cardinal Health, Inc. (Pharmaceuticals)	576	25,206
Career Education Corp.* (Commercial Services)	120	2,723
Carmax, Inc.* (Retail)	384	12,276
Carnival Corp.—Class A (Leisure Time)	696	23,177
Casey's General Stores, Inc. (Retail)	72	3,240
CBS Corp.—Class B (Media)	1,056	28,903
CEC Entertainment, Inc. (Retail)	24	929
Charter Communications, Inc.—Class A* (Media)	72	3,888
Cheesecake Factory, Inc.* (Retail)	96	2,768
Chemed Corp. (Commercial Services)	24	1,459
Chico's FAS, Inc. (Retail)	288	4,346
Chipotle Mexican Grill, Inc.* (Retail)	48	15,580
Choice Hotels International, Inc. (Lodging)	48	1,463
Collective Brands, Inc.* (Retail)	96	1,131
Comcast Corp.—Class A (Media)	3,432	82,437
Comcast Corp.—Special Class A (Media)	1,128	26,327
Copart, Inc.* (Retail)	96	4,171
Costco Wholesale Corp. (Retail)	720	56,340
Cracker Barrel Old Country Store, Inc. (Retail)	48	2,165
CTC Media, Inc. (Media)	96	2,022
CVS Caremark Corp. (Retail)	2,280	82,878
Darden Restaurants, Inc. (Retail)	240	12,192
Delta Air Lines, Inc.* (Airlines)	1,416	11,172
DeVry, Inc. (Commercial Services)	96	5,965
Dick's Sporting Goods, Inc.* (Retail)	144	5,328
Dillards, Inc.—Class A (Retail)	72	4,051
DIRECTV—Class A* (Media)	1,272	64,465
Discovery Communications, Inc.—Class A* (Media)	240	9,552
Discovery Communications, Inc.—Class C* (Media)	216	7,782
DISH Network Corp.—Class A* (Media)	336	9,956

Common Stocks, continued

	Shares	Value
Dolby Laboratories, Inc.—Class A* (Electronics)	96	$4,067
Dollar Tree, Inc.* (Retail)	216	14,306
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	96	2,099
Dun & Bradstreet Corp. (Software)	72	5,224
eBay, Inc.* (Internet)	1,872	61,308
Expedia, Inc. (Internet)	336	10,648
FactSet Research Systems, Inc. (Computers)	72	6,630
Family Dollar Stores, Inc. (Retail)	192	10,197
Foot Locker, Inc. (Retail)	264	5,737
GameStop Corp.—Class A* (Retail)	240	5,659
Gannett Co., Inc. (Media)	408	5,206
Gaylord Entertainment Co.* (Lodging)	72	2,112
Genesco, Inc.* (Retail)	48	2,486
Group 1 Automotive, Inc. (Retail)	48	2,286
GUESS?, Inc. (Apparel)	96	3,659
H & R Block, Inc. (Commercial Services)	504	7,540
Hertz Global Holdings, Inc.* (Commercial Services)	384	5,403
Hillenbrand, Inc. (Commercial Services)	96	2,101
Home Depot, Inc. (Retail)	2,664	93,053
HSN, Inc.* (Retail)	72	2,354
Hyatt Hotels Corp.—Class A* (Lodging)	72	2,793
IHS, Inc.—Class A* (Computers)	72	5,306
International Game Technology (Entertainment)	504	9,369
International Speedway Corp.—Class A (Entertainment)	48	1,343
Interpublic Group of Cos., Inc. (Advertising)	816	8,005
ITT Educational Services, Inc.* (Commercial Services)	48	4,112
J.C. Penney Co., Inc. (Retail)	264	8,121
Jack in the Box, Inc.* (Retail)	96	2,181
JetBlue Airways Corp.* (Airlines)	408	1,954
John Wiley & Sons, Inc. (Media)	96	4,806
Kohls Corp. (Retail)	456	24,948
Kroger Co. (Food)	960	23,875
Lamar Advertising Co.* (Advertising)	96	2,444
Las Vegas Sands Corp.* (Lodging)	792	37,367
Liberty Global, Inc.—Class A* (Media)	192	8,026
Liberty Global, Inc.—Series C* (Media)	192	7,674
Liberty Media Holding Corp.—Capital Series A* (Media)	120	9,577
Liberty Media Holding Corp.—Interactive Series A* (Internet)	936	15,360
Liberty Media-Starz—Series A* (Media)	96	7,369
Life Time Fitness, Inc.* (Leisure Time)	72	3,007
Limited, Inc. (Retail)	456	17,264
Live Nation, Inc.* (Commercial Services)	264	2,930
Lowe's Cos., Inc. (Retail)	2,184	47,131
Macy's, Inc. (Retail)	720	20,786
Madison Square Garden, Inc.—Class A* (Entertainment)	96	2,544
Marriott International, Inc.—Class A (Lodging)	528	17,165
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	48	1,737
McDonald's Corp. (Retail)	1,752	151,513
McGraw-Hill Cos., Inc. (Media)	504	20,966
McKesson Corp. (Commercial Services)	432	35,044
Meredith Corp. (Media)	72	2,149
MGM Resorts International* (Commercial Services)	528	7,978

See accompanying notes to the financial statements.

86 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks, continued

	Shares	Value
Morningstar, Inc. (Commercial Services)	48	$2,993
Neilsen Holdings N.V.* (Media)	120	3,595
Netflix, Inc.* (Internet)	72	19,151
News Corp.—Class A (Media)	3,024	48,444
News Corp.—Class B (Media)	720	11,880
Nordstrom, Inc. (Retail)	288	14,446
O'Reilly Automotive, Inc.* (Retail)	240	14,280
Office Depot, Inc.* (Retail)	456	1,724
OfficeMax, Inc.* (Retail)	144	1,020
Omnicare, Inc. (Pharmaceuticals)	192	5,856
Omnicom Group, Inc. (Advertising)	480	22,522
Orient-Express Hotels, Ltd.—Class A* (Lodging)	144	1,424
P.F. Chang's China Bistro, Inc. (Retail)	48	1,581
Panera Bread Co.—Class A* (Retail)	48	5,535
Papa John's International, Inc.* (Retail)	24	749
Penn National Gaming* (Entertainment)	120	5,032
PetSmart, Inc. (Retail)	192	8,260
Pinnacle Entertainment, Inc.* (Entertainment)	96	1,385
Priceline.com, Inc.* (Internet)	72	38,711
RadioShack Corp. (Retail)	168	2,339
Regal Entertainment Group—Class A (Entertainment)	120	1,535
Regis Corp. (Retail)	96	1,426
Rent-A-Center, Inc. (Commercial Services)	96	2,597
Rite Aid Corp.* (Retail)	1,008	1,310
Rollins, Inc. (Commercial Services)	120	2,291
Ross Stores, Inc. (Retail)	192	14,548
Royal Caribbean Cruises, Ltd.* (Leisure Time)	216	6,614
Ruddick Corp. (Food)	72	3,017
Safeway, Inc. (Food)	600	12,102
Saks, Inc.* (Retail)	192	2,062
Sally Beauty Holdings, Inc.* (Retail)	168	2,890
Scholastic Corp. (Media)	48	1,379
Scientific Games Corp.—Class A* (Entertainment)	120	1,097
Scripps Networks Interactive—Class A (Entertainment)	144	6,673
Sears Holdings Corp.* (Retail)	72	5,016
Service Corp. International (Commercial Services)	408	4,272
Shutterfly, Inc.* (Internet)	48	2,611
Signet Jewelers, Ltd.* (Retail)	144	6,169
Six Flags Entertainment Corp. (Entertainment)	96	3,380
SkyWest, Inc. (Airlines)	96	1,235
Sonic Corp.* (Retail)	96	1,027
Sotheby's (Commercial Services)	120	5,082
Southwest Airlines Co. (Airlines)	1,248	12,430
Staples, Inc. (Retail)	1,224	19,657
Starbucks Corp. (Retail)	1,248	50,032
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	336	18,467
Strayer Education, Inc. (Commercial Services)	24	2,920
SuperValu, Inc. (Food)	360	3,096
Sysco Corp. (Food)	984	30,101
Target Corp. (Retail)	1,056	54,373
The Buckle, Inc. (Retail)	48	2,127
The Cato Corp.—Class A (Retail)	48	1,335
The Children's Place Retail Stores, Inc.* (Retail)	48	2,319
The Gap, Inc. (Retail)	552	10,648
The Men's Wearhouse, Inc. (Retail)	96	3,148
The New York Times Co.—Class A* (Media)	216	1,853

Common Stocks, continued

	Shares	Value
The Wendy's Co. (Retail)	552	$2,909
Tiffany & Co. (Retail)	216	17,191
Time Warner Cable, Inc. (Media)	552	40,467
Time Warner, Inc. (Media)	1,848	64,976
TJX Cos., Inc. (Retail)	672	37,162
Tractor Supply Co. (Retail)	120	7,910
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	72	4,538
United Continental Holdings, Inc.* (Airlines)	552	10,002
United Natural Foods, Inc.* (Food)	72	3,006
Urban Outfitters, Inc.* (Retail)	216	7,029
US Airways Group, Inc.* (Airlines)	264	1,647
Vail Resorts, Inc. (Entertainment)	72	3,294
Valassis Communications, Inc.* (Commercial Services)	72	1,930
ValueClick, Inc.* (Internet)	144	2,601
VCA Antech, Inc.* (Pharmaceuticals)	144	2,814
Viacom, Inc.—Class B (Media)	888	42,997
Wal-Mart Stores, Inc. (Retail)	2,952	155,600
Walgreen Co. (Retail)	1,536	59,965
Walt Disney Co. (Media)	2,976	114,933
Washington Post Co.—Class B (Media)	24	9,655
WebMD Health Corp.* (Internet)	96	3,384
Weight Watchers International, Inc. (Commercial Services)	48	3,705
Whole Foods Market, Inc. (Food)	264	17,609
Williams Sonoma, Inc. (Retail)	168	6,219
WMS Industries, Inc.* (Leisure Time)	96	2,647
Wyndham Worldwide Corp. (Lodging)	288	9,962
Wynn Resorts, Ltd. (Lodging)	144	22,130
YUM! Brands, Inc. (Retail)	792	41,833
TOTAL COMMON STOCKS (Cost $2,010,899)		2,785,955

Repurchase Agreements(a)(b) (42.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $1,548,015	$1,548,000	$1,548,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,548,000)		1,548,000
TOTAL INVESTMENT SECURITIES (Cost $3,558,899)—117.9%		4,333,955
Net other assets (liabilities)—(17.9)%		(659,469)
NET ASSETS—100.0%		$3,674,486

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $790,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 87

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Services Index	$1,069,724	$(55,551)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Services Index	1,655,964	(54,370)
		$(109,921)

Consumer Services UltraSector ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Advertising	$32,971	0.9%
Airlines	45,181	1.2%
Apparel	3,659	0.1%
Commercial Services	119,465	3.3%
Computers	11,936	0.3%
Electronics	4,067	0.1%
Entertainment	41,536	1.1%
Food	92,806	2.5%
Internet	287,286	7.8%
Leisure Time	35,445	1.0%
Lodging	112,883	3.1%
Media	654,208	17.8%
Miscellaneous Manufacturing	1,737	NM
Pharmaceuticals	51,345	1.4%
Retail	1,284,227	35.0%
Software	7,203	0.2%
Other**	888,531	24.2%
Total	$3,674,486	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

88 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks (58.1%)

	Shares	Value
ACE, Ltd. (Insurance)	756	$50,637
Affiliated Managers Group, Inc.* (Diversified Financial Services)	84	8,764
AFLAC, Inc. (Insurance)	1,092	50,298
Alexandria Real Estate Equities, Inc. (REIT)	168	13,776
Allied World Assurance Co. Holdings, Ltd. (Insurance)	84	4,574
Allstate Corp. (Insurance)	1,176	32,599
American Campus Communities, Inc. (REIT)	168	6,253
American Capital Agency Corp. (REIT)	420	11,726
American Express Co. (Diversified Financial Services)	2,436	121,897
American Financial Group, Inc. (Insurance)	168	5,709
American International Group, Inc.* (Insurance)	1,008	28,930
Ameriprise Financial, Inc. (Diversified Financial Services)	588	31,811
Annaly Mortgage Management, Inc. (REIT)	1,848	31,009
AON Corp. (Insurance)	672	32,337
Apartment Investment and Management Co.—Class A (REIT)	252	6,880
Arch Capital Group, Ltd.* (Insurance)	336	11,357
Argo Group International Holdings, Ltd. (Insurance)	84	2,470
Arthur J. Gallagher & Co. (Insurance)	252	7,086
Aspen Insurance Holdings, Ltd. (Insurance)	168	4,351
Associated Banc-Corp (Banks)	420	5,733
Assurant, Inc. (Insurance)	252	8,976
Assured Guaranty, Ltd. (Insurance)	420	5,943
Astoria Financial Corp. (Savings & Loans)	168	1,957
Avalonbay Communities, Inc. (REIT)	168	22,544
Axis Capital Holdings, Ltd. (Insurance)	336	10,708
BancorpSouth, Inc. (Banks)	168	2,275
Bank of America Corp. (Banks)	23,268	225,932
Bank of Hawaii Corp. (Banks)	84	3,764
Bank of New York Mellon Corp. (Banks)	2,856	71,714
BB&T Corp. (Banks)	1,596	40,985
Berkshire Hathaway, Inc.—Class B* (Insurance)	2,184	161,987
BioMed Realty Trust, Inc. (REIT)	336	6,592
BlackRock, Inc. (Diversified Financial Services)	252	44,972
BOK Financial Corp. (Banks)	84	4,575
Boston Properties, Inc. (REIT)	336	36,073
Brandywine Realty Trust (REIT)	336	4,029
BRE Properties, Inc.—Class A (REIT)	168	8,817
Brookfield Properties Corp. (Real Estate)	588	11,143
Brown & Brown, Inc. (Insurance)	252	5,496
Camden Property Trust (REIT)	168	11,268
Capital One Financial Corp. (Diversified Financial Services)	1,092	52,198
CapitalSource, Inc. (Diversified Financial Services)	672	4,341
Capitol Federal Financial, Inc. (Savings & Loans)	420	4,805
Cathay Bancorp, Inc. (Banks)	168	2,328
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	672	14,650
CBL & Associates Properties, Inc. (REIT)	336	5,967
Chimera Investment Corp. (REIT)	2,352	7,244
Chubb Corp. (Insurance)	672	41,987
Cincinnati Financial Corp. (Insurance)	336	9,183
CIT Group, Inc.* (Banks)	420	16,691
Citigroup, Inc. (Banks)	6,636	254,424
City National Corp. (Banks)	84	4,509
CME Group, Inc. (Diversified Financial Services)	168	48,584
CNO Financial Group, Inc.* (Insurance)	504	3,704
Colonial Properties Trust (REIT)	168	3,620
Comerica, Inc. (Banks)	504	16,143
Commerce Bancshares, Inc. (Banks)	168	6,873
CommonWealth REIT (REIT)	168	3,968

Common Stocks, continued

	Shares	Value
Corporate Office Properties Trust (REIT)	168	$5,220
Cullen/Frost Bankers, Inc. (Banks)	168	9,052
DCT Industrial Trust, Inc. (REIT)	588	3,187
Delphi Financial Group, Inc.—Class A (Insurance)	84	2,261
Developers Diversified Realty Corp. (REIT)	504	7,363
DiamondRock Hospitality Co. (REIT)	420	4,292
Digital Realty Trust, Inc. (REIT)	252	15,425
Discover Financial Services (Diversified Financial Services)	1,260	32,269
Douglas Emmett, Inc. (REIT)	252	5,040
Duke Realty Corp. (REIT)	588	8,256
DuPont Fabros Technology, Inc. (REIT)	168	4,282
E*TRADE Financial Corp.* (Diversified Financial Services)	588	9,337
East West Bancorp, Inc. (Banks)	336	6,236
EastGroup Properties, Inc. (REIT)	84	3,740
Eaton Vance Corp. (Diversified Financial Services)	252	6,759
Endurance Specialty Holdings, Ltd. (Insurance)	84	3,422
Entertainment Properties Trust (REIT)	84	3,905
Equifax, Inc. (Commercial Services)	252	8,659
Equity Lifestyle Properties, Inc. (REIT)	84	5,473
Equity Residential (REIT)	672	41,543
Erie Indemnity Co.—Class A (Insurance)	84	6,191
Essex Property Trust, Inc. (REIT)	84	11,790
Everest Re Group, Ltd. (Insurance)	84	6,898
Extra Space Storage, Inc. (REIT)	168	3,572
F.N.B. Corp. (Banks)	252	2,520
Federal Realty Investment Trust (REIT)	168	14,673
Federated Investors, Inc.—Class B (Diversified Financial Services)	252	5,385
Fidelity National Title Group, Inc.—Class A (Insurance)	504	8,215
Fifth Third Bancorp (Banks)	2,100	26,565
First American Financial Corp. (Insurance)	252	4,029
First Financial Bankshares, Inc. (Banks)	84	2,707
First Horizon National Corp. (Banks)	589	5,293
First Midwest Bancorp, Inc. (Banks)	168	2,003
First Niagara Financial Group, Inc. (Savings & Loans)	672	8,232
FirstMerit Corp. (Banks)	252	3,682
Forest City Enterprises, Inc.—Class A* (Real Estate)	336	6,051
Forestar Group, Inc.* (Real Estate)	84	1,369
Franklin Resources, Inc. (Diversified Financial Services)	336	42,659
Franklin Street Properties Corp. (REIT)	168	2,118
Fulton Financial Corp. (Banks)	420	4,263
General Growth Properties, Inc. (REIT)	924	15,532
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	1,092	9,085
Glacier Bancorp, Inc. (Banks)	168	2,208
Greenhill & Co., Inc. (Diversified Financial Services)	84	3,699
Hancock Holding Co. (Banks)	168	5,536
Hanover Insurance Group, Inc. (Insurance)	84	3,042
Hartford Financial Services Group, Inc. (Insurance)	1,008	23,607
Hatteras Financial Corp. (REIT)	168	4,506
HCC Insurance Holdings, Inc. (Insurance)	252	7,593
HCP, Inc. (REIT)	924	33,939
Health Care REIT, Inc. (REIT)	420	22,168
Healthcare Realty Trust, Inc. (REIT)	168	3,293
Highwoods Properties, Inc. (REIT)	168	5,784
Home Properties, Inc. (REIT)	84	5,504
Horace Mann Educators Corp. (Insurance)	84	1,223
Hospitality Properties Trust (REIT)	252	6,363
Host Hotels & Resorts, Inc. (REIT)	1,596	25,297
Hudson City Bancorp, Inc. (Savings & Loans)	1,092	9,009
See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 89

Common Stocks, continued

	Shares	Value
Huntington Bancshares, Inc. (Banks)	2,016	$12,187
IBERIABANK Corp. (Banks)	84	4,281
IntercontinentalExchange, Inc.* (Diversified Financial Services)	168	20,714
International Bancshares Corp. (Banks)	168	2,826
Invesco, Ltd. (Diversified Financial Services)	1,092	24,221
Investment Technology Group, Inc.* (Diversified Financial Services)	84	1,022
J.P. Morgan Chase & Co. (Diversified Financial Services)	9,156	370,360
Janus Capital Group, Inc. (Diversified Financial Services)	420	3,545
Jefferies Group, Inc. (Diversified Financial Services)	336	6,354
Jones Lang LaSalle, Inc. (Real Estate)	84	7,150
KBW, Inc. (Diversified Financial Services)	84	1,436
KeyCorp (Banks)	2,184	17,559
Kilroy Realty Corp. (REIT)	168	6,481
Kimco Realty Corp. (REIT)	924	17,584
LaSalle Hotel Properties (REIT)	168	4,202
Legg Mason, Inc. (Diversified Financial Services)	336	9,885
Lexington Realty Trust (REIT)	336	2,822
Liberty Property Trust (REIT)	252	8,558
Lincoln National Corp. (Insurance)	756	20,034
Loews Corp. (Insurance)	840	33,491
M&T Bank Corp. (Banks)	252	21,733
Mack-Cali Realty Corp. (REIT)	168	5,589
Marsh & McLennan Cos., Inc. (Insurance)	1,260	37,157
MasterCard, Inc.—Class A (Software)	252	76,419
MB Financial, Inc. (Banks)	84	1,696
MBIA, Inc.* (Insurance)	336	3,091
Mercury General Corp. (Insurance)	84	3,120
MetLife, Inc. (Insurance)	1,932	79,618
MF Global Holdings, Ltd.* (Diversified Financial Services)	336	2,476
MFA Financial, Inc. (REIT)	756	5,662
MGIC Investment Corp.* (Insurance)	420	1,672
Mid-America Apartment Communities, Inc. (REIT)	84	5,946
Montpelier Re Holdings, Ltd. (Insurance)	168	2,900
Moody's Corp. (Commercial Services)	420	14,956
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	3,276	72,891
MSCI, Inc.—Class A* (Software)	252	8,943
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	336	8,088
National Penn Bancshares, Inc. (Banks)	252	2,026
National Retail Properties, Inc. (REIT)	168	4,215
New York Community Bancorp (Savings & Loans)	1,008	13,638
Northern Trust Corp. (Banks)	504	22,632
NYSE Euronext (Diversified Financial Services)	588	19,675
Old National Bancorp (Banks)	252	2,570
Old Republic International Corp. (Insurance)	588	6,139
OMEGA Healthcare Investors, Inc. (REIT)	252	4,949
optionsXpress Holdings, Inc. (Diversified Financial Services)	84	1,268
PacWest Bancorp (Banks)	84	1,667
PartnerRe, Ltd. (Insurance)	168	11,226
People's United Financial, Inc. (Banks)	840	10,651
Piedmont Office Realty Trust, Inc.—Class A (REIT)	420	8,631
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	84	2,476
Platinum Underwriters Holdings, Ltd. (Insurance)	84	2,885
Plum Creek Timber Co., Inc. (Forest Products & Paper)	336	12,842

Common Stocks, continued

	Shares	Value
PNC Financial Services Group (Banks)	1,176	$63,845
Popular, Inc.* (Banks)	2,352	5,645
Post Properties, Inc. (REIT)	84	3,562
Potlatch Corp. (Forest Products & Paper)	84	2,790
Principal Financial Group, Inc. (Insurance)	672	18,567
PrivateBancorp, Inc. (Banks)	168	1,981
ProAssurance Corp.* (Insurance)	84	5,851
Progressive Corp. (Insurance)	1,428	28,103
Prologis, Inc. (REIT)	1,008	35,915
Prosperity Bancshares, Inc. (Banks)	84	3,489
Protective Life Corp. (Insurance)	168	3,572
Provident Financial Services, Inc. (Savings & Loans)	168	2,328
Prudential Financial, Inc. (Insurance)	1,092	64,079
Public Storage, Inc. (REIT)	336	40,196
Radian Group, Inc. (Insurance)	336	1,065
Raymond James Financial Corp. (Diversified Financial Services)	252	8,004
Rayonier, Inc. (Forest Products & Paper)	168	10,828
Realty Income Corp. (REIT)	252	8,180
Redwood Trust, Inc. (REIT)	168	2,407
Regency Centers Corp. (REIT)	168	7,547
Regions Financial Corp. (Banks)	2,856	17,393
Reinsurance Group of America, Inc. (Insurance)	168	9,779
RenaissanceRe Holdings (Insurance)	84	5,846
SEI Investments Co. (Software)	336	6,646
Selective Insurance Group, Inc. (Insurance)	84	1,377
Senior Housing Properties Trust (REIT)	336	8,044
Signature Bank* (Banks)	84	4,969
Simon Property Group, Inc. (REIT)	672	80,983
SL Green Realty Corp. (REIT)	168	13,779
SLM Corp. (Diversified Financial Services)	1,176	18,334
St. Joe Co.* (Real Estate)	252	4,463
StanCorp Financial Group, Inc. (Insurance)	84	2,794
Starwood Property Trust, Inc. (REIT)	252	4,889
State Street Corp. (Banks)	1,176	48,769
Stifel Financial Corp.* (Diversified Financial Services)	84	3,189
Sunstone Hotel Investors, Inc.* (REIT)	252	2,245
SunTrust Banks, Inc. (Banks)	1,260	30,857
Susquehanna Bancshares, Inc. (Banks)	336	2,530
SVB Financial Group* (Banks)	84	5,126
Synovus Financial Corp. (Banks)	1,680	3,074
T. Rowe Price Group, Inc. (Diversified Financial Services)	588	33,398
Tanger Factory Outlet Centers, Inc. (REIT)	168	4,612
Taubman Centers, Inc. (REIT)	168	10,063
TCF Financial Corp. (Banks)	336	4,274
TD Ameritrade Holding Corp. (Diversified Financial Services)	504	9,253
TFS Financial Corp.* (Savings & Loans)	252	2,379
The Charles Schwab Corp. (Diversified Financial Services)	2,268	33,861
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,008	136,050
The Howard Hughes Corp.* (Real Estate)	84	5,079
The Macerich Co. (REIT)	336	17,852
The Travelers Cos., Inc. (Insurance)	924	50,940
Torchmark Corp. (Insurance)	252	10,178
Tower Group, Inc. (Insurance)	84	1,920
Transatlantic Holdings, Inc. (Insurance)	168	8,603
Trustmark Corp. (Banks)	168	3,661
U.S. Bancorp (Banks)	4,368	113,830
UDR, Inc. (REIT)	420	11,050
UMB Financial Corp. (Banks)	84	3,486
Umpqua Holdings Corp. (Banks)	252	2,863
United Bankshares, Inc. (Banks)	84	2,004
Unitrin, Inc. (Insurance)	84	2,366
UnumProvident Corp. (Insurance)	672	16,390
Validus Holdings, Ltd. (Insurance)	168	4,467

See accompanying notes to the financial statements.

90 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks, continued

	Shares	Value
Valley National Bancorp (Banks)	420	$5,523
Ventas, Inc. (REIT)	504	27,282
Visa, Inc.—Class A (Commercial Services)	1,176	100,595
Vornado Realty Trust (REIT)	420	39,291
W.R. Berkley Corp. (Insurance)	252	7,759
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	168	6,166
Washington Federal, Inc. (Savings & Loans)	252	4,261
Washington REIT (REIT)	168	5,379
Webster Financial Corp. (Banks)	168	3,431
Weingarten Realty Investors (REIT)	252	6,481
Wells Fargo & Co. (Banks)	11,508	321,534
Westamerica Bancorp (Banks)	84	3,942
Western Union Co. (Commercial Services)	1,428	27,718
Weyerhaeuser Co. (Forest Products & Paper)	1,260	25,187
Willis Group Holdings PLC (Insurance)	420	17,195
Wintrust Financial Corp. (Banks)	84	2,871
XL Group PLC (Insurance)	672	13,789
Zions Bancorp (Banks)	420	9,198
TOTAL COMMON STOCKS (Cost $2,871,021)		4,963,870
Rights/Warrants(NM)
American International Group, Inc.* (Diversified Financial Services)	1	9
TOTAL RIGHTS/WARRANTS (Cost $15)		9

Repurchase Agreements(a)(b) (48.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $4,146,039	$4,146,000	$4,146,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,146,000)		4,146,000
TOTAL INVESTMENT SECURITIES (Cost $7,017,036)—106.6%		9,109,879
Net other assets (liabilities)—(6.6)%		(565,701)
NET ASSETS—100.0%		$8,544,178

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $1,692,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM  Not meaningful, amount is less than 0.05%.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Financials Index	$2,119,003	$(179,925)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Financials Index	5,743,975	(171,375)
		$(351,300)

Financials UltraSector ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Banks	$1,490,134	17.4%
Commercial Services	151,928	1.8%
Diversified Financial Services	1,214,435	14.2%
Forest Products & Paper	51,647	0.6%
Insurance	1,020,786	12.0%
REIT	846,427	9.9%
Real Estate	49,905	0.6%
Savings & Loans	46,609	0.5%
Software	92,008	1.1%
Other**	3,580,299	41.9%
Total	$8,544,178	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 91

Common Stocks (60.4%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	7,826	$401,630
Acorda Therapeutics, Inc.* (Biotechnology)	172	4,885
Aetna, Inc. (Healthcare-Services)	1,892	78,499
Alere, Inc.* (Healthcare-Products)	430	12,681
Alexion Pharmaceuticals, Inc.* (Biotechnology)	946	53,733
Alkermes, Inc.* (Pharmaceuticals)	516	8,896
Allergan, Inc. (Pharmaceuticals)	1,548	125,868
Amedisys, Inc.* (Healthcare-Services)	172	4,448
AMERIGROUP Corp.* (Healthcare-Services)	258	14,190
Amgen, Inc.* (Biotechnology)	4,730	258,731
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	688	8,194
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	258	4,835
Bard (C.R.), Inc. (Healthcare-Products)	430	42,432
Baxter International, Inc. (Healthcare-Products)	2,924	170,089
Becton, Dickinson & Co. (Healthcare-Products)	1,032	86,286
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	86	9,374
Biogen Idec, Inc.* (Biotechnology)	1,118	113,891
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	602	18,800
Boston Scientific Corp.* (Healthcare-Products)	7,826	56,034
Bristol-Myers Squibb Co. (Pharmaceuticals)	8,772	251,406
Brookdale Senior Living, Inc.* (Healthcare-Services)	516	11,037
CareFusion Corp.* (Healthcare-Products)	1,118	29,504
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	258	16,907
Celgene Corp.* (Biotechnology)	2,408	142,794
Centene Corp.* (Healthcare-Services)	258	8,465
Cephalon, Inc.* (Pharmaceuticals)	344	27,499
Cepheid, Inc.* (Healthcare-Products)	344	12,989
Charles River Laboratories International, Inc.* (Biotechnology)	258	10,204
CIGNA Corp. (Insurance)	1,376	68,484
Community Health Systems, Inc.* (Healthcare-Services)	516	13,333
Covance, Inc.* (Healthcare-Services)	344	19,694
Coventry Health Care, Inc.* (Healthcare-Services)	774	24,768
Covidien PLC (Healthcare-Products)	2,494	126,670
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	258	8,764
DaVita, Inc.* (Healthcare-Services)	516	43,107
Dendreon Corp.* (Biotechnology)	774	28,561
DENTSPLY International, Inc. (Healthcare-Products)	688	26,068
Edwards Lifesciences Corp.* (Healthcare-Products)	602	42,953
Eli Lilly & Co. (Pharmaceuticals)	4,988	191,040
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	516	19,221
Express Scripts, Inc.* (Pharmaceuticals)	2,494	135,324
Forest Laboratories, Inc.* (Pharmaceuticals)	1,462	54,182
Gen-Probe, Inc.* (Healthcare-Products)	258	15,622
Gilead Sciences, Inc.* (Pharmaceuticals)	4,042	171,219
Haemonetics Corp.* (Healthcare-Products)	172	11,266
HCA Holdings, Inc.* (Healthcare-Services)	602	16,061
Health Management Associates, Inc.—Class A* (Healthcare-Services)	1,290	12,255
Health Net, Inc.* (Healthcare-Services)	516	14,510
HEALTHSOUTH Corp.* (Healthcare-Services)	516	12,590
HealthSpring, Inc.* (Healthcare-Services)	344	14,118
Henry Schein, Inc.* (Healthcare-Products)	430	28,578
Hill-Rom Holdings, Inc. (Healthcare-Products)	344	12,828
HMS Holdings Corp.* (Commercial Services)	172	13,003
Hologic, Inc.* (Healthcare-Products)	1,290	23,955

Common Stocks, continued

	Shares	Value
Hospira, Inc.* (Pharmaceuticals)	860	$43,963
Human Genome Sciences, Inc.* (Biotechnology)	946	19,875
Humana, Inc. (Healthcare-Services)	860	64,139
IDEXX Laboratories, Inc.* (Healthcare-Products)	258	21,399
Illumina, Inc.* (Biotechnology)	602	37,595
Immucor, Inc.* (Healthcare-Products)	344	9,116
Impax Laboratories, Inc.* (Pharmaceuticals)	344	7,286
Incyte, Corp.* (Biotechnology)	602	10,499
InterMune, Inc.* (Biotechnology)	258	8,612
Intuitive Surgical, Inc.* (Healthcare-Products)	172	68,895
Invacare Corp. (Healthcare-Products)	172	5,157
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	430	3,715
Johnson & Johnson (Healthcare-Products)	13,932	902,654
Kinetic Concepts, Inc.* (Healthcare-Products)	344	23,027
Laboratory Corp. of America Holdings* (Healthcare-Services)	516	46,832
Life Technologies Corp.* (Biotechnology)	946	42,598
LifePoint Hospitals, Inc.* (Healthcare-Services)	258	9,572
Lincare Holdings, Inc. (Healthcare-Services)	516	13,204
Magellan Health Services, Inc.* (Healthcare-Services)	172	8,961
Masimo Corp. (Healthcare-Products)	258	7,167
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,064	129,784
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	344	12,790
Mednax, Inc.* (Healthcare-Services)	258	17,585
Medtronic, Inc. (Healthcare-Products)	5,504	198,419
Merck & Co., Inc. (Pharmaceuticals)	15,652	534,203
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,236	50,936
Myriad Genetics, Inc.* (Biotechnology)	430	9,146
Nektar Therapeutics* (Biotechnology)	602	3,877
NuVasive, Inc.* (Healthcare-Products)	172	4,923
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	344	11,345
Owens & Minor, Inc. (Distribution/Wholesale)	344	10,492
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	172	5,571
PAREXEL International Corp.* (Commercial Services)	258	5,297
Patterson Cos., Inc. (Healthcare-Products)	516	15,913
PDL BioPharma, Inc. (Biotechnology)	688	4,259
Perrigo Co. (Pharmaceuticals)	430	38,833
Pfizer, Inc. (Pharmaceuticals)	41,022	789,263
Pharmaceutical Product Development, Inc. (Commercial Services)	516	14,876
Pharmasset, Inc.* (Pharmaceuticals)	172	20,877
PSS World Medical, Inc.* (Healthcare-Products)	258	6,174
Quest Diagnostics, Inc. (Healthcare-Services)	774	41,804
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	344	18,253
ResMed, Inc.* (Healthcare-Products)	774	23,445
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	258	10,005
Savient Pharmaceuticals, Inc.* (Biotechnology)	344	2,408
Seattle Genetics, Inc.* (Biotechnology)	516	8,788
Sirona Dental Systems, Inc.* (Healthcare-Products)	258	13,050
St. Jude Medical, Inc. (Healthcare-Products)	1,634	75,981
STERIS Corp. (Healthcare-Products)	258	9,027
Stryker Corp. (Healthcare-Products)	1,548	84,118
Techne Corp. (Healthcare-Products)	172	13,036
Teleflex, Inc. (Miscellaneous Manufacturing)	172	10,360
Tenet Healthcare Corp.* (Healthcare-Services)	2,408	13,389
The Cooper Cos., Inc. (Healthcare-Products)	258	19,734
Theravance, Inc.* (Pharmaceuticals)	344	7,355
Thermo Fisher Scientific, Inc.* (Electronics)	1,978	118,858
Thoratec Corp.* (Healthcare-Products)	258	8,692

See accompanying notes to the financial statements.

92 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks, continued

	Shares	Value
United Therapeutics Corp.* (Pharmaceuticals)	258	$14,804
UnitedHealth Group, Inc. (Healthcare-Services)	5,590	277,432
Universal Health Services, Inc.—Class B (Healthcare-Services)	430	21,345
Varian Medical Systems, Inc.* (Healthcare-Products)	602	37,782
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,032	53,520
Warner Chilcott PLC—Class A (Pharmaceuticals)	688	14,462
Waters Corp.* (Electronics)	430	37,793
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	602	40,412
WellCare Health Plans, Inc.* (Healthcare-Services)	258	11,313
WellPoint, Inc. (Healthcare-Services)	1,892	127,805
West Pharmaceutical Services, Inc. (Healthcare-Products)	172	7,546
Zimmer Holdings, Inc.* (Healthcare-Products)	946	56,779
TOTAL COMMON STOCKS (Cost $6,433,600)		7,550,600

Repurchase Agreements(a)(b) (39.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $4,954,047	$4,954,000	$4,954,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,954,000)		4,954,000
TOTAL INVESTMENT SECURITIES (Cost $11,387,600)—100.0%		12,504,600
Net other assets (liabilities)—NM		(642)
NET ASSETS—100.0%		$12,503,958

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $3,122,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM  Not meaningful, amount is less than 0.05%.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Health Care Index	$6,180,041	$(230,159)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health Care Index	5,035,353	(224,432)
		$(454,591)

Health Care UltraSector ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Biotechnology	$841,603	6.7%
Commercial Services	33,176	0.3%
Distribution/Wholesale	10,492	0.1%
Electronics	156,651	1.3%
Healthcare-Products	2,314,824	18.5%
Healthcare-Services	940,456	7.5%
Insurance	68,484	0.5%
Miscellaneous Manufacturing	10,360	0.1%
Pharmaceuticals	3,174,554	25.4%
Other**	4,953,358	39.6%
Total	$12,503,958	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 93

Common Stocks (64.0%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,872	$163,126
AAR Corp. (Aerospace/Defense)	104	3,051
ABM Industries, Inc. (Commercial Services)	104	2,340
Accenture PLC—Class A (Computers)	1,820	107,635
Actuant Corp.—Class A (Miscellaneous Manufacturing)	208	5,140
Acuity Brands, Inc. (Miscellaneous Manufacturing)	104	5,064
Aecom Technology Corp.* (Engineering & Construction)	312	7,719
AGCO Corp.* (Machinery-Diversified)	260	12,329
Agilent Technologies, Inc.* (Electronics)	988	41,654
Alexander & Baldwin, Inc. (Transportation)	104	5,014
Alliance Data Systems Corp.* (Commercial Services)	156	15,341
Alliant Techsystems, Inc. (Aerospace/Defense)	104	6,784
Ametek, Inc. (Electrical Components & Equipment)	468	19,890
Amphenol Corp.—Class A (Electronics)	520	25,423
Anixter International, Inc. (Telecommunications)	104	6,492
AptarGroup, Inc. (Miscellaneous Manufacturing)	156	7,964
Arkansas Best Corp. (Transportation)	52	1,251
Arrow Electronics, Inc.* (Electronics)	312	10,842
Astec Industries, Inc.* (Machinery-Construction & Mining)	52	1,951
Automatic Data Processing, Inc. (Software)	1,404	72,292
Avnet, Inc.* (Electronics)	416	12,189
AVX Corp. (Electronics)	156	2,172
Babcock & Wilcox Co.* (Machinery-Diversified)	312	7,794
Ball Corp. (Packaging & Containers)	468	18,158
BE Aerospace, Inc.* (Aerospace/Defense)	260	10,348
Belden, Inc. (Electrical Components & Equipment)	156	5,749
Bemis Co., Inc. (Packaging & Containers)	312	9,859
Benchmark Electronics, Inc.* (Electronics)	156	2,285
Black Box Corp. (Telecommunications)	52	1,481
Boeing Co. (Aerospace/Defense)	1,872	131,920
Brady Corp.—Class A (Electronics)	156	4,618
Broadridge Financial Solutions, Inc. (Software)	364	8,394
C.H. Robinson Worldwide, Inc. (Transportation)	468	33,841
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	156	6,744
Caterpillar, Inc. (Machinery-Construction & Mining)	1,664	164,387
Ceradyne, Inc.* (Miscellaneous Manufacturing)	52	1,685
Checkpoint Systems, Inc.* (Electronics)	104	1,633
Cintas Corp. (Textiles)	364	11,848
Clarcor, Inc. (Miscellaneous Manufacturing)	156	6,873
Clean Harbors, Inc.* (Environmental Control)	104	5,486
Cognex Corp. (Machinery-Diversified)	104	3,531
Coinstar, Inc.* (Commercial Services)	104	5,081
Con-way, Inc. (Transportation)	156	5,713
Convergys Corp.* (Commercial Services)	312	3,881
Cooper Industries PLC (Miscellaneous Manufacturing)	468	24,481
CoreLogic, Inc.* (Commercial Services)	312	4,923
Corrections Corp. of America* (Commercial Services)	312	6,696
Crane Co. (Miscellaneous Manufacturing)	156	7,226
Crown Holdings, Inc.* (Packaging & Containers)	468	17,976
CSX Corp. (Transportation)	3,172	77,936
Cummins, Inc. (Machinery-Diversified)	520	54,538
Curtiss-Wright Corp. (Aerospace/Defense)	156	4,986
Danaher Corp. (Miscellaneous Manufacturing)	1,560	76,612
Deere & Co. (Machinery-Diversified)	1,196	93,898
Deluxe Corp. (Commercial Services)	156	3,672

Common Stocks, continued

	Shares	Value
Donaldson Co., Inc. (Miscellaneous Manufacturing)	208	$11,519
Dover Corp. (Miscellaneous Manufacturing)	520	31,444
Eagle Materials, Inc. (Building Materials)	104	2,584
Eaton Corp. (Miscellaneous Manufacturing)	988	47,375
EMCOR Group, Inc.* (Engineering & Construction)	208	5,807
Emerson Electric Co. (Electrical Components & Equipment)	2,184	107,213
EnerSys* (Electrical Components & Equipment)	156	4,989
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	52	1,803
Esterline Technologies Corp.* (Aerospace/Defense)	104	7,942
Euronet Worldwide, Inc.* (Commercial Services)	156	2,677
Expeditors International of Washington, Inc. (Transportation)	624	29,777
Fastenal Co. (Distribution/Wholesale)	832	27,997
FedEx Corp. (Transportation)	832	72,284
Fidelity National Information Services, Inc. (Software)	728	21,855
Fiserv, Inc.* (Software)	416	25,110
Flextronics International, Ltd.* (Electronics)	2,184	14,087
FLIR Systems, Inc. (Electronics)	468	12,851
Flowserve Corp. (Machinery-Diversified)	156	15,503
Fluor Corp. (Engineering & Construction)	520	33,036
Fortune Brands, Inc. (Household Products/Wares)	416	25,047
Forward Air Corp. (Transportation)	104	3,241
Foster Wheeler AG* (Engineering & Construction)	364	9,864
FTI Consulting, Inc.* (Commercial Services)	104	3,774
G & K Services, Inc. (Textiles)	52	1,772
Gardner Denver, Inc. (Machinery-Diversified)	156	13,305
GATX Corp. (Trucking & Leasing)	156	6,151
General Cable Corp.* (Electrical Components & Equipment)	156	6,204
General Dynamics Corp. (Aerospace/Defense)	884	60,236
General Electric Co. (Miscellaneous Manufacturing)	30,628	548,547
Genesee & Wyoming, Inc.—Class A* (Transportation)	104	5,724
Genpact, Ltd.* (Commercial Services)	312	5,148
Global Payments, Inc. (Software)	208	9,861
Goodrich Corp. (Aerospace/Defense)	364	34,631
Graco, Inc. (Machinery-Diversified)	156	6,853
GrafTech International, Ltd.* (Electrical Components & Equipment)	364	7,011
Granite Construction, Inc. (Engineering & Construction)	104	2,432
Greif, Inc.—Class A (Packaging & Containers)	52	3,175
Harsco Corp. (Miscellaneous Manufacturing)	208	5,701
Heartland Express, Inc. (Transportation)	156	2,390
Hexcel Corp.* (Aerospace/Defense Equipment)	260	6,224
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,028	107,687
Hub Group, Inc.—Class A* (Transportation)	104	3,690
Hubbell, Inc.—Class B (Electrical Components & Equipment)	156	9,277
Huntington Ingalls Industries, Inc.* (Transportation)	156	5,223
IDEX Corp. (Machinery-Diversified)	208	8,628
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,248	62,150
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	936	35,025
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	104	2,085
IPG Photonics Corp.* (Telecommunications)	52	3,130

See accompanying notes to the financial statements.

94 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks, continued

	Shares	Value
Iron Mountain, Inc. (Commercial Services)	520	$16,448
Itron, Inc.* (Electronics)	104	4,476
ITT Industries, Inc. (Miscellaneous Manufacturing)	520	27,737
J.B. Hunt Transport Services, Inc. (Transportation)	312	14,115
Jabil Circuit, Inc. (Electronics)	572	10,473
Jack Henry & Associates, Inc. (Computers)	260	7,527
Jacobs Engineering Group, Inc.* (Engineering & Construction)	364	14,247
Joy Global, Inc. (Machinery-Construction & Mining)	312	29,303
Kaman Corp. (Aerospace/Defense)	52	1,852
Kansas City Southern Industries, Inc.* (Transportation)	312	18,517
Kaydon Corp. (Metal Fabricate/Hardware)	104	3,708
KBR, Inc. (Engineering & Construction)	416	14,830
Kennametal, Inc. (Hand/Machine Tools)	260	10,252
Kirby Corp.* (Transportation)	156	9,098
Knight Transportation, Inc. (Transportation)	156	2,455
L-3 Communications Holdings, Inc. (Aerospace/Defense)	312	24,685
Landstar System, Inc. (Transportation)	156	6,997
Lender Processing Services, Inc. (Diversified Financial Services)	260	4,896
Lennox International, Inc. (Building Materials)	156	5,769
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	260	8,897
Littelfuse, Inc. (Electrical Components & Equipment)	52	2,657
Lockheed Martin Corp. (Aerospace/Defense)	780	59,069
Louisiana-Pacific Corp.* (Forest Products & Paper)	364	2,821
Manitowoc Co. (Machinery-Diversified)	364	5,092
Manpower, Inc. (Commercial Services)	260	13,135
ManTech International Corp.—Class A (Software)	52	2,122
Martin Marietta Materials (Building Materials)	156	11,797
Masco Corp. (Building Materials)	1,040	10,972
MDU Resources Group, Inc. (Electric)	520	11,211
MeadWestvaco Corp. (Forest Products & Paper)	468	14,574
Meritor, Inc.* (Auto Parts & Equipment)	260	3,510
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	104	16,100
Mine Safety Appliances Co. (Environmental Control)	104	3,548
Molex, Inc. (Electrical Components & Equipment)	208	4,884
Molex, Inc.—Class A (Electrical Components & Equipment)	208	4,108
Monster Worldwide, Inc.* (Internet)	364	4,273
Moog, Inc.—Class A* (Aerospace/Defense)	104	4,259
MSC Industrial Direct Co.—Class A (Retail)	156	9,638
Mueller Industries, Inc. (Metal Fabricate/ Hardware)	104	3,903
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	416	1,360
Nalco Holding Co. (Environmental Control)	416	14,706
National Instruments Corp. (Computers)	260	6,718
Navistar International Corp.* (Auto Manufacturers)	208	10,672
NeuStar, Inc.* (Telecommunications)	208	5,416
Nordson Corp. (Machinery-Diversified)	156	7,961
Norfolk Southern Corp. (Transportation)	1,040	78,728
Northrop Grumman Corp. (Aerospace/Defense)	780	47,198
Old Dominion Freight Line, Inc.* (Transportation)	156	5,780
Orbital Sciences Corp.* (Aerospace/Defense)	156	2,702
Oshkosh Truck Corp.* (Auto Manufacturers)	260	6,453

Common Stocks, continued

	Shares	Value
Overseas Shipholding Group, Inc. (Transportation)	52	$1,266
Owens Corning, Inc.* (Building Materials)	312	11,101
Owens-Illinois, Inc.* (Packaging & Containers)	468	10,844
PACCAR, Inc. (Auto Manufacturers)	1,040	44,522
Packaging Corp. of America (Packaging & Containers)	312	8,321
Pall Corp. (Miscellaneous Manufacturing)	312	15,469
Parker Hannifin Corp. (Miscellaneous Manufacturing)	468	36,981
Paychex, Inc. (Commercial Services)	936	26,423
Pentair, Inc. (Miscellaneous Manufacturing)	260	9,571
PerkinElmer, Inc. (Electronics)	312	7,632
PHH Corp.* (Commercial Services)	156	2,927
Plexus Corp.* (Electronics)	104	3,069
Precision Castparts Corp. (Metal Fabricate/ Hardware)	416	67,134
Quanex Building Products Corp. (Building Materials)	104	1,630
Quanta Services, Inc.* (Commercial Services)	624	11,556
R.R. Donnelley & Sons Co. (Commercial Services)	572	10,759
Raytheon Co. (Aerospace/Defense)	1,040	46,519
Regal-Beloit Corp. (Hand/Machine Tools)	104	6,306
Republic Services, Inc. (Environmental Control)	884	25,663
Resources Connection, Inc. (Commercial Services)	156	2,031
Robbins & Myers, Inc. (Machinery-Diversified)	104	5,017
Robert Half International, Inc. (Commercial Services)	416	11,390
Rock-Tenn Co.—Class A (Forest Products & Paper)	208	12,784
Rockwell Automation, Inc. (Machinery-Diversified)	416	29,852
Rockwell Collins, Inc. (Aerospace/Defense)	468	25,782
Roper Industries, Inc. (Miscellaneous Manufacturing)	260	21,224
Ryder System, Inc. (Transportation)	156	8,786
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	52	2,641
Sealed Air Corp. (Packaging & Containers)	468	10,076
Shaw Group, Inc.* (Engineering & Construction)	208	5,383
Sherwin-Williams Co. (Chemicals)	260	20,064
Silgan Holdings, Inc. (Packaging & Containers)	156	6,050
Simpson Manufacturing Co., Inc. (Building Materials)	104	2,943
Smith Corp. (Miscellaneous Manufacturing)	104	4,313
Sonoco Products Co. (Packaging & Containers)	312	10,000
Spirit Aerosystems Holdings, Inc.—Class A* (Aerospace/Defense)	312	6,393
SPX Corp. (Miscellaneous Manufacturing)	156	11,737
Stericycle, Inc.* (Environmental Control)	260	21,351
TE Connectivity, Ltd. (Electronics)	1,248	42,969
Teekay Shipping Corp. (Transportation)	104	2,886
Teledyne Technologies, Inc.* (Aerospace/ Defense)	104	5,640
TeleTech Holdings, Inc.* (Commercial Services)	104	2,058
Temple-Inland, Inc. (Forest Products & Paper)	312	9,366
Terex Corp.* (Machinery-Construction & Mining)	312	6,930
Tetra Tech, Inc.* (Environmental Control)	156	3,432
Texas Industries, Inc. (Building Materials)	52	2,008
Textron, Inc. (Miscellaneous Manufacturing)	780	18,041
The Brink's Co. (Miscellaneous Manufacturing)	156	4,655
The Corporate Executive Board Co. (Commercial Services)	104	4,228
The Geo Group, Inc.* (Commercial Services)	208	4,326
The Timken Co. (Metal Fabricate/Hardware)	208	9,083
Thomas & Betts Corp.* (Electronics)	156	7,610

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 95

Common Stocks, continued

	Shares	Value
Toro Co. (Housewares)	104	$5,598
Total System Services, Inc. (Software)	572	10,645
Towers Watson & Co.—Class A (Commercial Services)	156	9,539
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	104	9,367
Trimble Navigation, Ltd.* (Electronics)	364	12,951
Trinity Industries, Inc. (Miscellaneous Manufacturing)	208	6,196
Triumph Group, Inc. (Aerospace/Defense)	104	5,599
TrueBlue, Inc.* (Commercial Services)	104	1,561
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,352	59,880
Union Pacific Corp. (Transportation)	1,404	143,882
United Parcel Service, Inc.—Class B (Transportation)	2,080	143,978
United Rentals, Inc.* (Commercial Services)	156	3,590
United Stationers, Inc. (Distribution/Wholesale)	156	5,006
United Technologies Corp. (Aerospace/Defense)	2,288	189,538
Universal Display Corp.* (Electrical Components & Equipment)	104	3,111
URS Corp.* (Engineering & Construction)	208	8,493
USG Corp.* (Building Materials)	208	2,367
UTI Worldwide, Inc. (Transportation)	312	5,045
Valmont Industries, Inc. (Metal Fabricate/ Hardware)	52	5,062
Valspar Corp. (Chemicals)	260	8,546
Veeco Instruments, Inc.* (Semiconductors)	104	4,138
Verisk Analytics, Inc.—Class A* (Commercial Services)	364	12,121
Vishay Intertechnology, Inc.* (Electronics)	416	5,728
VistaPrint N.V.* (Commercial Services)	104	2,777
Vulcan Materials Co. (Building Materials)	312	10,698
W.W. Grainger, Inc. (Distribution/Wholesale)	156	23,146
Wabtec Corp. (Machinery-Diversified)	156	10,065
Waste Connections, Inc. (Environmental Control)	312	10,059
Waste Management, Inc. (Environmental Control)	1,196	37,662
Watsco, Inc. (Distribution/Wholesale)	52	3,077
Werner Enterprises, Inc. (Transportation)	156	3,674
WESCO International, Inc.* (Distribution/ Wholesale)	104	5,272
Woodward, Inc. (Electronics)	156	5,382
World Fuel Services Corp. (Retail)	208	7,827
Wright Express Corp.* (Commercial Services)	104	5,117
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	156	6,240
TOTAL COMMON STOCKS (Cost $3,835,290)		4,933,283

Repurchase Agreements(a)(b) (48.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $3,733,035	$3,733,000	$3,733,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,733,000)		3,733,000
TOTAL INVESTMENT SECURITIES (Cost $7,568,290)—112.4%		8,666,283
Net other assets (liabilities)—(12.4)%		(958,811)
NET ASSETS—100.0%		$7,707,472

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At

See accompanying notes to the financial statements.

July 31, 2011, the aggregate amount held in a segregated account was $2,010,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Industrials Index	$3,592,076	$(297,194)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Industrials Index	2,981,163	(222,552)
		$(519,746)

Industrials UltraSector ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Aerospace/Defense	$679,134	8.8%
Aerospace/Defense Equipment	15,591	0.2%
Auto Manufacturers	61,647	0.8%
Auto Parts & Equipment	3,510	NM
Building Materials	61,869	0.8%
Chemicals	28,610	0.4%
Commercial Services	193,519	2.5%
Computers	121,880	1.6%
Distribution/Wholesale	64,498	0.8%
Diversified Financial Services	4,896	0.1%
Electric	11,211	0.1%
Electrical Components & Equipment	191,193	2.5%
Electronics	228,044	3.0%
Engineering & Construction	103,896	1.3%
Environmental Control	121,907	1.6%
Forest Products & Paper	39,545	0.5%
Hand/Machine Tools	25,455	0.3%
Household Products/Wares	25,047	0.3%
Housewares	5,598	0.1%
Internet	4,273	0.1%
Iron/Steel	2,641	NM
Machinery-Construction & Mining	202,571	2.6%
Machinery-Diversified	280,606	3.6%
Metal Fabricate/Hardware	90,250	1.2%
Miscellaneous Manufacturing	1,371,970	17.8%
Packaging & Containers	94,459	1.2%
Retail	17,465	0.2%
Semiconductors	4,138	0.1%
Software	150,279	2.0%
Telecommunications	16,519	0.2%
Textiles	13,620	0.2%
Transportation	691,291	9.0%
Trucking & Leasing	6,151	0.1%
Other**	2,774,189	36.0%
Total	$7,707,472	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

96 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks (69.1%)

	Shares	Value
Akamai Technologies, Inc.* (Internet)	23,681	$573,554
Allscripts Healthcare Solutions, Inc.* (Software)	30,049	545,389
Amazon.com, Inc.* (Internet)	10,547	2,346,918
Ariba, Inc.* (Internet)	17,313	572,541
Blue Nile, Inc.* (Internet)	5,970	252,889
Check Point Software Technologies, Ltd.* (Internet)	16,119	929,260
Concur Technologies, Inc.* (Software)	10,149	461,171
Constant Contact, Inc.* (Internet)	11,940	226,024
DealerTrack Holdings, Inc.* (Internet)	14,527	336,881
Digital River, Inc.* (Internet)	11,940	304,470
E*TRADE Financial Corp.* (Diversified Financial Services)	41,193	654,145
EarthLink, Inc. (Internet)	39,999	321,592
eBay, Inc.* (Internet)	50,148	1,642,347
Ebix, Inc.* (Software)	13,333	262,527
Expedia, Inc. (Internet)	25,870	819,820
Google, Inc.—Class A* (Internet)	4,975	3,003,358
IAC/InterActiveCorp* (Internet)	15,323	634,219
Internap Network Services Corp.* (Internet)	28,258	175,765
j2 Global Communications, Inc.* (Internet)	13,134	351,203
Juniper Networks, Inc.* (Telecommunications)	35,422	828,521
Monster Worldwide, Inc.* (Internet)	31,442	369,129
Netflix, Inc.* (Internet)	3,781	1,005,708
NETGEAR, Inc.* (Telecommunications)	9,751	320,905
NIC, Inc. (Internet)	24,278	310,030
Priceline.com, Inc.* (Internet)	2,587	1,390,901
Quest Software, Inc.* (Software)	17,711	336,155
RealNetworks, Inc.* (Internet)	56,914	192,369
Salesforce.com, Inc.* (Software)	7,960	1,151,892
Sapient Corp.* (Internet)	28,258	393,351
Sonus Networks, Inc.* (Telecommunications)	88,953	263,301
TD Ameritrade Holding Corp. (Diversified Financial Services)	33,830	621,119
Tibco Software, Inc.* (Internet)	24,477	637,381
United Online, Inc. (Internet)	43,183	257,803
ValueClick, Inc.* (Internet)	23,084	416,897
VeriSign, Inc. (Internet)	21,094	658,344
VirnetX Holding Corp.* (Internet)	12,935	393,353
Vocus, Inc.* (Internet)	9,154	261,530
WebMD Health Corp.* (Internet)	10,945	385,811
Websense, Inc.* (Internet)	12,935	293,366
Yahoo!, Inc.* (Internet)	77,809	1,019,298
TOTAL COMMON STOCKS (Cost $18,489,724)		25,921,237

Repurchase Agreements(a)(b) (34.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $12,771,120	$12,771,000	$12,771,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,771,000)		12,771,000
TOTAL INVESTMENT SECURITIES (Cost $31,260,724)—103.1%		38,692,237
Net other assets (liabilities)—(3.1)%		(1,148,131)
NET ASSETS—100.0%		$37,544,106

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $7,303,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Internet Composite Index	$14,495,666	$(719,515)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Internet Composite Index	16,034,834	(771,171)
		$(1,490,686)

Internet UltraSector ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Diversified Financial Services	$1,275,264	3.4%
Internet	20,476,112	54.5%
Software	2,757,134	7.4%
Telecommunications	1,412,727	3.8%
Other**	11,622,869	30.9%
Total	$37,544,106	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Internet UltraSector ProFund :: 97

Common Stocks (54.8%)

	Shares	Value
American Tower Corp.* (Telecommunications)	11,816	$620,694
Crown Castle International Corp.* (Telecommunications)	7,385	320,509
Leap Wireless International, Inc.* (Telecommunications)	1,899	25,561
MetroPCS Communications, Inc.* (Telecommunications)	7,596	123,663
NII Holdings, Inc.—Class B* (Telecommunications)	5,064	214,460
SBA Communications Corp.—Class A* (Telecommunications)	3,376	128,862
Sprint Nextel Corp.* (Telecommunications)	89,253	377,540
Telephone & Data Systems, Inc. (Telecommunications)	1,477	41,888
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	1,266	31,549
US Cellular Corp.* (Telecommunications)	422	18,648
TOTAL COMMON STOCKS (Cost $1,454,412)		1,903,374

Repurchase Agreements(a)(b) (49.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $1,707,016	$1,707,000	$1,707,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,707,000)		1,707,000
TOTAL INVESTMENT SECURITIES (Cost $3,161,412)—103.9%		3,610,374
Net other assets (liabilities)—(3.9)%		(134,645)
NET ASSETS—100.0%		$3,475,729

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $573,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Mobile Telecommunications Index	$1,297,837	$(67,320)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Mobile Telecommunications Index	1,998,069	(91,209)
		$(158,529)

Mobile Telecommunications UltraSector ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Telecommunications	$1,903,374	54.8%
Other**	1,572,355	45.2%
Total	$3,475,729	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

98 :: Mobile Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks (68.1%)

	Shares	Value
Anadarko Petroleum Corp. (Oil & Gas)	18,760	$1,548,825
Apache Corp. (Oil & Gas)	14,280	1,766,721
Atlas Energy LP—Escrowed Security*(a) (Pipelines)	4,260	—
Atwood Oceanics, Inc.* (Oil & Gas)	1,960	91,532
Baker Hughes, Inc. (Oil & Gas Services)	16,240	1,256,651
Berry Petroleum Co.—Class A (Oil & Gas)	1,680	96,348
Bill Barrett Corp.* (Oil & Gas)	1,400	69,664
Brigham Exploration Co.* (Oil & Gas)	4,200	133,560
Bristow Group, Inc. (Transportation)	1,400	67,872
Cabot Oil & Gas Corp. (Oil & Gas)	3,920	290,394
Cameron International Corp.* (Oil & Gas Services)	8,960	501,222
CARBO Ceramics, Inc. (Oil & Gas Services)	840	131,099
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,400	53,760
Chart Industries, Inc.* (Machinery-Diversified)	1,120	59,427
Chesapeake Energy Corp. (Oil & Gas)	24,360	836,766
Chevron Corp. (Oil & Gas)	74,480	7,747,409
Cimarex Energy Co. (Oil & Gas)	3,080	271,410
Complete Production Services, Inc.* (Oil & Gas Services)	2,800	108,864
Comstock Resources, Inc.* (Oil & Gas)	1,680	53,592
Concho Resources, Inc.* (Oil & Gas)	3,920	366,834
ConocoPhillips (Oil & Gas)	48,720	3,507,353
Continental Resources, Inc.* (Oil & Gas)	2,240	153,642
Core Laboratories N.V. (Oil & Gas Services)	1,680	182,582
Denbury Resources, Inc.* (Oil & Gas)	14,840	286,709
Devon Energy Corp. (Oil & Gas)	14,840	1,167,908
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,520	170,932
Dresser-Rand Group, Inc.* (Oil & Gas Services)	3,080	164,534
Dril-Quip, Inc.* (Oil & Gas Services)	1,120	78,971
El Paso Corp. (Pipelines)	28,560	586,908
Energen Corp. (Gas)	2,800	164,668
EOG Resources, Inc. (Oil & Gas)	10,080	1,028,160
EQT Corp. (Oil & Gas)	5,600	355,488
EXCO Resources, Inc. (Oil & Gas)	6,440	102,460
Exterran Holdings, Inc.* (Oil & Gas Services)	2,240	41,395
Exxon Mobil Corp. (Oil & Gas)	182,840	14,588,803
First Solar, Inc.* (Energy-Alternate Sources)	1,960	231,731
FMC Technologies, Inc.* (Oil & Gas Services)	8,960	408,576
Forest Oil Corp.* (Oil & Gas)	4,200	109,200
Global Industries, Ltd.* (Oil & Gas Services)	3,920	20,110
Halliburton Co. (Oil & Gas Services)	33,600	1,838,928
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,920	76,754
Helmerich & Payne, Inc. (Oil & Gas)	3,640	251,342
Hess Corp. (Oil & Gas)	11,480	787,069
HollyFrontier Corp. (Oil & Gas)	3,920	295,529
Key Energy Services, Inc.* (Oil & Gas Services)	5,320	103,687
Kinder Morgan, Inc. (Pipelines)	3,640	102,757
Lufkin Industries, Inc. (Oil & Gas Services)	1,120	91,258
Marathon Oil Corp. (Oil & Gas)	26,320	815,130
Marathon Petroleum Corp.* (Oil & Gas)	13,160	576,276
McDermott International, Inc.* (Engineering & Construction)	8,680	175,076
McMoRan Exploration Co.* (Oil & Gas)	3,920	66,013
Murphy Oil Corp. (Oil & Gas)	7,280	467,522
Nabors Industries, Ltd.* (Oil & Gas)	10,640	281,002
National Oilwell Varco, Inc. (Oil & Gas Services)	15,680	1,263,337
Newfield Exploration Co.* (Oil & Gas)	5,040	339,797
Noble Corp. (Oil & Gas)	9,240	340,679
Noble Energy, Inc. (Oil & Gas)	6,440	641,939
Occidental Petroleum Corp. (Oil & Gas)	29,960	2,941,473
Oceaneering International, Inc. (Oil & Gas Services)	3,920	169,344
OGE Energy Corp. (Electric)	3,640	182,146
Oil States International, Inc.* (Oil & Gas Services)	1,960	158,172
Parker Drilling Co.* (Oil & Gas)	4,200	26,628

Common Stocks, continued

	Shares	Value
Patterson-UTI Energy, Inc. (Oil & Gas)	5,880	$191,276
Penn Virginia Corp. (Oil & Gas)	1,680	22,042
Petrohawk Energy Corp.* (Oil & Gas)	11,200	427,728
Pioneer Natural Resources Co. (Oil & Gas)	4,200	390,558
Plains Exploration & Production Co.* (Oil & Gas)	5,040	196,610
QEP Resources, Inc. (Oil & Gas)	6,440	282,265
Quicksilver Resources, Inc.* (Oil & Gas)	4,480	63,392
Range Resources Corp. (Oil & Gas)	5,880	383,141
Rosetta Resources, Inc.* (Oil & Gas)	1,960	101,469
Rowan Cos., Inc.* (Oil & Gas)	4,760	186,449
SandRidge Energy, Inc.* (Oil & Gas)	14,280	164,506
Schlumberger, Ltd. (Oil & Gas Services)	50,680	4,579,951
SEACOR SMIT, Inc. (Oil & Gas Services)	840	84,302
SM Energy Co. (Oil & Gas)	2,240	168,784
Southern Union Co. (Gas)	4,200	180,600
Southwestern Energy Co.* (Oil & Gas)	12,880	573,933
Sunoco, Inc. (Oil & Gas)	4,480	182,112
SunPower Corp.—Class A* (Energy-Alternate Sources)	840	16,489
SunPower Corp.—Class B* (Electrical Components & Equipment)	560	8,490
Superior Energy Services, Inc.* (Oil & Gas Services)	2,800	116,172
Swift Energy Co.* (Oil & Gas)	1,680	64,008
Tesoro Petroleum Corp.* (Oil & Gas)	5,320	129,223
TETRA Technologies, Inc.* (Oil & Gas Services)	2,800	36,036
The Williams Cos., Inc. (Pipelines)	21,840	692,328
Tidewater, Inc. (Oil & Gas Services)	1,960	106,506
Transocean, Ltd. (Oil & Gas)	11,760	723,946
Ultra Petroleum Corp.* (Oil & Gas)	5,600	262,192
Unit Corp.* (Oil & Gas)	1,680	100,817
Valero Energy Corp. (Oil & Gas)	21,280	534,554
Weatherford International, Ltd.* (Oil & Gas Services)	27,440	601,485
Whiting Petroleum Corp.* (Oil & Gas)	4,480	262,528
TOTAL COMMON STOCKS (Cost $36,122,683)		62,627,830

Repurchase Agreements(b)(c) (35.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $32,552,307	$32,552,000	$32,552,000
TOTAL REPURCHASE AGREEMENTS (Cost $32,552,000)		32,552,000
TOTAL INVESTMENT SECURITIES (Cost $68,674,683)—103.5%		95,179,830
Net other assets (liabilities)—(3.5)%		(3,242,368)
NET ASSETS—100.0%		$91,937,462

*  Non-income producing security

(a)  Security issued in connection with a pending litigation settlement and was fair valued at $0 on July 31, 2011.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $19,238,000.

(c)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Oil & Gas UltraSector ProFund :: 99

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$41,098,276	$(1,700,221)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	34,384,441	(1,599,148)
		$(3,299,369)

Oil & Gas UltraSector ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Electric	$182,146	0.2%
Electrical Components & Equipment	8,490	NM
Energy-Alternate Sources	248,220	0.2%
Engineering & Construction	175,076	0.2%
Gas	345,268	0.4%
Machinery-Diversified	59,427	0.1%
Oil & Gas	48,039,402	52.2%
Oil & Gas Services	12,119,936	13.2%
Pipelines	1,381,993	1.5%
Transportation	67,872	0.1%
Other**	29,309,632	31.9%
Total	$91,937,462	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

100 :: Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks (70.4%)

	Shares	Value
Atwood Oceanics, Inc.* (Oil & Gas)	4,214	$196,794
Baker Hughes, Inc. (Oil & Gas Services)	32,508	2,515,469
Bristow Group, Inc. (Transportation)	2,408	116,740
Cameron International Corp.* (Oil & Gas Services)	18,060	1,010,276
CARBO Ceramics, Inc. (Oil & Gas Services)	1,505	234,885
Chart Industries, Inc.* (Machinery-Diversified)	2,107	111,798
Complete Production Services, Inc.* (Oil & Gas Services)	5,418	210,652
Core Laboratories N.V. (Oil & Gas Services)	3,311	359,840
Diamond Offshore Drilling, Inc. (Oil & Gas)	4,816	326,669
Dresser-Rand Group, Inc.* (Oil & Gas Services)	6,020	321,588
Dril-Quip, Inc.* (Oil & Gas Services)	2,408	169,788
El Paso Corp. (Pipelines)	56,889	1,169,069
Exterran Holdings, Inc.* (Oil & Gas Services)	4,816	89,000
FMC Technologies, Inc.* (Oil & Gas Services)	17,759	809,810
Global Industries, Ltd.* (Oil & Gas Services)	7,826	40,147
Halliburton Co. (Oil & Gas Services)	67,725	3,706,589
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	7,826	153,233
Helmerich & Payne, Inc. (Oil & Gas)	7,224	498,817
Key Energy Services, Inc.* (Oil & Gas Services)	10,535	205,327
Kinder Morgan, Inc. (Pipelines)	7,224	203,934
Lufkin Industries, Inc. (Oil & Gas Services)	2,408	196,204
McDermott International, Inc.* (Engineering & Construction)	17,458	352,128
Nabors Industries, Ltd.* (Oil & Gas)	21,070	556,459
National Oilwell Varco, Inc. (Oil & Gas Services)	31,605	2,546,415
Noble Corp. (Oil & Gas)	18,662	688,068
Oceaneering International, Inc. (Oil & Gas Services)	8,127	351,086
OGE Energy Corp. (Electric)	7,224	361,489
Oil States International, Inc.* (Oil & Gas Services)	3,913	315,779
Parker Drilling Co.* (Oil & Gas)	8,729	55,342
Patterson-UTI Energy, Inc. (Oil & Gas)	11,438	372,078
Rowan Cos., Inc.* (Oil & Gas)	9,331	365,495
Schlumberger, Ltd. (Oil & Gas Services)	101,738	9,194,063
SEACOR SMIT, Inc. (Oil & Gas Services)	1,505	151,042
Superior Energy Services, Inc.* (Oil & Gas Services)	5,719	237,281
TETRA Technologies, Inc.* (Oil & Gas Services)	5,719	73,604
The Williams Cos., Inc. (Pipelines)	43,645	1,383,547
Tidewater, Inc. (Oil & Gas Services)	3,913	212,633
Transocean, Ltd. (Oil & Gas)	23,779	1,463,835
Unit Corp.* (Oil & Gas)	3,612	216,756
Weatherford International, Ltd.* (Oil & Gas Services)	55,083	1,207,419
TOTAL COMMON STOCKS (Cost $22,024,655)		32,751,148

Repurchase Agreements(a)(b) (37.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $17,232,162	$17,232,000	$17,232,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,232,000)		17,232,000
TOTAL INVESTMENT SECURITIES (Cost $39,256,655)—107.4%		49,983,148
Net other assets (liabilities)—(7.4)%		(3,439,370)
NET ASSETS—100.0%		$46,543,778

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $8,648,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	$19,759,179	$(593,272)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	17,121,136	(583,282)
		$(1,176,554)

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Electric	$361,489	0.8%
Engineering & Construction	352,128	0.8%
Machinery-Diversified	111,798	0.2%
Oil & Gas	4,740,313	10.2%
Oil & Gas Services	24,312,130	52.2%
Pipelines	2,756,550	5.9%
Transportation	116,740	0.3%
Other**	13,792,630	29.6%
Total	$46,543,778	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Oil Equipment, Services & Distribution UltraSector ProFund :: 101

Common Stocks (63.2%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	10,434	$535,473
Alkermes, Inc.* (Pharmaceuticals)	666	11,482
Allergan, Inc. (Pharmaceuticals)	2,072	168,474
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	296	5,547
Bristol-Myers Squibb Co. (Pharmaceuticals)	11,618	332,972
Cephalon, Inc.* (Pharmaceuticals)	518	41,409
Eli Lilly & Co. (Pharmaceuticals)	6,660	255,078
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	666	24,809
Forest Laboratories, Inc.* (Pharmaceuticals)	1,924	71,303
Hospira, Inc.* (Pharmaceuticals)	1,110	56,743
Impax Laboratories, Inc.* (Pharmaceuticals)	444	9,404
Johnson & Johnson (Healthcare-Products)	18,500	1,198,615
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	444	16,508
Merck & Co., Inc. (Pharmaceuticals)	20,794	709,699
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,960	67,429
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	222	7,191
Perrigo Co. (Pharmaceuticals)	592	53,464
Pfizer, Inc. (Pharmaceuticals)	54,464	1,047,887
Pharmasset, Inc.* (Pharmaceuticals)	222	26,946
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	370	14,349
Theravance, Inc.* (Pharmaceuticals)	444	9,493
Warner Chilcott PLC—Class A (Pharmaceuticals)	962	20,221
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	888	59,611
TOTAL COMMON STOCKS (Cost $4,329,645)		4,744,107

Repurchase Agreements(a)(b) (27.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $2,092,020	$2,092,000	$2,092,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,092,000)		2,092,000
TOTAL INVESTMENT SECURITIES (Cost $6,421,645)—91.1%		6,836,107
Net other assets (liabilities)—8.9%		671,661
NET ASSETS—100.0%		$7,507,768

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $1,304,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$3,002,397	$(67,337)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Pharmaceuticals Index	3,528,582	(102,275)
		$(169,612)

Pharmaceuticals UltraSector ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Healthcare-Products	$1,204,162	16.0%
Pharmaceuticals	3,539,945	47.2%
Other**	2,763,661	36.8%
Total	$7,507,768	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

102 :: Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Repurchase Agreements(a)(b) (111.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $70,957,668	$70,957,000	$70,957,000
TOTAL REPURCHASE AGREEMENTS (Cost $70,957,000)		70,957,000
TOTAL INVESTMENT SECURITIES (Cost $70,957,000)—111.8%		70,957,000
Net other assets (liabilities)—(11.8)%		(7,482,809)
NET ASSETS—100.0%		$63,474,191

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $25,356,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$44,613,232	$(2,910,020)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	50,685,083	(3,119,036)
		$(6,029,056)

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Precious Metals UltraSector ProFund :: 103

Common Stocks (71.5%)

	Shares	Value
Alexandria Real Estate Equities, Inc. (REIT)	3,864	$316,848
American Campus Communities, Inc. (REIT)	4,186	155,803
American Capital Agency Corp. (REIT)	10,948	305,668
Annaly Mortgage Management, Inc. (REIT)	50,232	842,893
Apartment Investment and Management Co.—Class A (REIT)	7,567	206,579
Avalonbay Communities, Inc. (REIT)	5,474	734,556
BioMed Realty Trust, Inc. (REIT)	8,372	164,259
Boston Properties, Inc. (REIT)	9,177	985,243
Brandywine Realty Trust (REIT)	8,533	102,311
BRE Properties, Inc.—Class A (REIT)	4,669	245,029
Brookfield Properties Corp. (Real Estate)	16,422	311,197
Camden Property Trust (REIT)	4,508	302,352
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	18,676	407,137
CBL & Associates Properties, Inc. (REIT)	8,855	157,265
Chimera Investment Corp. (REIT)	65,044	200,335
Colonial Properties Trust (REIT)	5,313	114,495
CommonWealth REIT (REIT)	5,153	121,702
Corporate Office Properties Trust (REIT)	4,186	130,059
DCT Industrial Trust, Inc. (REIT)	15,617	84,644
Developers Diversified Realty Corp. (REIT)	14,329	209,347
DiamondRock Hospitality Co. (REIT)	10,626	108,598
Digital Realty Trust, Inc. (REIT)	5,957	364,628
Douglas Emmett, Inc. (REIT)	7,889	157,780
Duke Realty Corp. (REIT)	15,939	223,784
DuPont Fabros Technology, Inc. (REIT)	3,864	98,493
EastGroup Properties, Inc. (REIT)	1,771	78,845
Entertainment Properties Trust (REIT)	2,898	134,728
Equity Lifestyle Properties, Inc. (REIT)	2,415	157,361
Equity Residential (REIT)	18,676	1,154,550
Essex Property Trust, Inc. (REIT)	2,093	293,773
Extra Space Storage, Inc. (REIT)	5,635	119,800
Federal Realty Investment Trust (REIT)	3,864	337,482
Forest City Enterprises, Inc.—Class A* (Real Estate)	8,211	147,880
Forestar Group, Inc.* (Real Estate)	2,254	36,740
Franklin Street Properties Corp. (REIT)	4,669	58,876
General Growth Properties, Inc. (REIT)	24,955	419,493
Hatteras Financial Corp. (REIT)	4,508	120,905
HCP, Inc. (REIT)	25,760	946,165
Health Care REIT, Inc. (REIT)	11,270	594,831
Healthcare Realty Trust, Inc. (REIT)	4,669	91,512
Highwoods Properties, Inc. (REIT)	4,508	155,210
Home Properties, Inc. (REIT)	2,415	158,231
Hospitality Properties Trust (REIT)	7,889	199,197
Host Hotels & Resorts, Inc. (REIT)	43,309	686,448
Jones Lang LaSalle, Inc. (Real Estate)	2,737	232,973
Kilroy Realty Corp. (REIT)	3,703	142,862
Kimco Realty Corp. (REIT)	25,760	490,213
LaSalle Hotel Properties (REIT)	4,830	120,798
Lexington Realty Trust (REIT)	8,694	73,030
Liberty Property Trust (REIT)	7,245	246,040
Mack-Cali Realty Corp. (REIT)	5,474	182,120
MFA Financial, Inc. (REIT)	21,896	164,001
Mid-America Apartment Communities, Inc. (REIT)	2,254	159,561
National Retail Properties, Inc. (REIT)	5,313	133,303
OMEGA Healthcare Investors, Inc. (REIT)	6,440	126,482
Piedmont Office Realty Trust, Inc.—Class A (REIT)	10,948	224,981
Plum Creek Timber Co., Inc. (Forest Products & Paper)	10,304	393,819
Post Properties, Inc. (REIT)	3,059	129,702
Potlatch Corp. (Forest Products & Paper)	2,576	85,575
Prologis, Inc. (REIT)	26,887	957,984
Public Storage, Inc. (REIT)	9,016	1,078,584
Rayonier, Inc. (Forest Products & Paper)	5,152	332,046
Realty Income Corp. (REIT)	7,889	256,077

Common Stocks, continued

	Shares	Value
Redwood Trust, Inc. (REIT)	4,347	$62,292
Regency Centers Corp. (REIT)	5,152	231,428
Senior Housing Properties Trust (REIT)	9,016	215,843
Simon Property Group, Inc. (REIT)	18,515	2,231,243
SL Green Realty Corp. (REIT)	5,152	422,567
St. Joe Co.* (Real Estate)	5,796	102,647
Starwood Property Trust, Inc. (REIT)	5,957	115,566
Sunstone Hotel Investors, Inc.* (REIT)	7,406	65,987
Tanger Factory Outlet Centers, Inc. (REIT)	5,152	141,422
Taubman Centers, Inc. (REIT)	3,542	212,166
The Howard Hughes Corp.* (Real Estate)	2,415	146,011
The Macerich Co. (REIT)	8,211	436,250
UDR, Inc. (REIT)	12,075	317,693
Ventas, Inc. (REIT)	16,583	897,638
Vornado Realty Trust (REIT)	11,753	1,099,493
Washington REIT (REIT)	4,186	134,036
Weingarten Realty Investors (REIT)	7,567	194,623
Weyerhaeuser Co. (Forest Products & Paper)	33,810	675,862
TOTAL COMMON STOCKS (Cost $20,227,295)		26,175,950

Repurchase Agreements(a)(b) (32.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $11,776,111	$11,776,000	$11,776,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,776,000)		11,776,000
TOTAL INVESTMENT SECURITIES (Cost $32,003,295)—103.7%		37,951,950
Net other assets (liabilities)—(3.7)%		(1,350,108)
NET ASSETS—100.0%		$36,601,842

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $6,971,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$15,946,580	$(465,816)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	13,051,872	(549,084)
		$(1,014,900)

See accompanying notes to the financial statements.

104 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Real Estate UltraSector ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Forest Products & Paper	$1,487,302	4.0%
REIT	23,304,063	63.7%
Real Estate	1,384,585	3.8%
Other**	10,425,892	28.5%
Total	$36,601,842	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 105

Common Stocks (73.3%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors)	5,145	$37,764
Altera Corp. (Semiconductors)	2,835	115,895
Amkor Technology, Inc.* (Semiconductors)	945	5,037
Analog Devices, Inc. (Semiconductors)	2,625	90,300
Applied Materials, Inc. (Semiconductors)	11,760	144,883
Applied Micro Circuits Corp.* (Semiconductors)	630	3,975
Atmel Corp.* (Semiconductors)	3,780	45,738
ATMI, Inc.* (Semiconductors)	315	5,875
Broadcom Corp.—Class A (Semiconductors)	4,305	159,586
Cabot Microelectronics Corp.* (Chemicals)	210	8,125
Cavium, Inc.* (Semiconductors)	420	14,486
Cree Research, Inc.* (Semiconductors)	945	31,053
Cymer, Inc.* (Electronics)	210	9,246
Cypress Semiconductor Corp. (Semiconductors)	1,470	30,253
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,155	17,337
Hittite Microwave Corp.* (Semiconductors)	210	11,758
Integrated Device Technology, Inc.* (Semiconductors)	1,365	9,337
Intel Corp. (Semiconductors)	48,930	1,092,607
InterDigital, Inc. (Telecommunications)	420	28,665
International Rectifier Corp.* (Semiconductors)	630	16,185
Intersil Corp.—Class A (Semiconductors)	1,155	13,918
KLA -Tencor Corp. (Semiconductors)	1,470	58,535
Lam Research Corp.* (Semiconductors)	1,155	47,216
Linear Technology Corp. (Semiconductors)	1,890	55,377
LSI Logic Corp.* (Semiconductors)	5,460	40,186
Marvell Technology Group, Ltd.* (Semiconductors)	4,725	70,024
Maxim Integrated Products, Inc. (Semiconductors)	2,625	60,270
MEMC Electronic Materials, Inc.* (Semiconductors)	2,100	15,582
Microchip Technology, Inc. (Semiconductors)	1,680	56,700
Micron Technology, Inc.* (Semiconductors)	7,770	57,265
Microsemi Corp.* (Semiconductors)	735	14,590
National Semiconductor Corp. (Semiconductors)	2,100	51,912
Netlogic Microsystems, Inc.* (Semiconductors)	630	21,766
Novellus Systems, Inc.* (Semiconductors)	840	26,074
NVIDIA Corp.* (Semiconductors)	5,355	74,060
OmniVision Technologies, Inc.* (Semiconductors)	525	15,351
ON Semiconductor Corp.* (Semiconductors)	3,990	34,673
PMC-Sierra, Inc.* (Semiconductors)	2,100	14,679
Rambus, Inc.* (Semiconductors)	840	11,659
RF Micro Devices, Inc.* (Telecommunications)	2,415	16,301
SanDisk Corp.* (Computers)	2,100	89,313
Semtech Corp.* (Semiconductors)	525	12,232
Silicon Laboratories, Inc.* (Semiconductors)	420	14,872
Skyworks Solutions, Inc.* (Semiconductors)	1,680	42,521
Teradyne, Inc.* (Semiconductors)	1,575	21,247
Tessera Technologies, Inc.* (Semiconductors)	420	6,598
Texas Instruments, Inc. (Semiconductors)	10,500	312,375
TriQuint Semiconductor, Inc.* (Semiconductors)	1,470	11,054
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	630	38,266

Common Stocks, continued

	Shares	Value
Xilinx, Inc. (Semiconductors)	2,310	$74,151
TOTAL COMMON STOCKS (Cost $1,636,045)		3,256,872

Repurchase Agreements(a)(b) (33.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $1,501,014	$1,501,000	$1,501,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,501,000)		1,501,000
TOTAL INVESTMENT SECURITIES (Cost $3,137,045)—107.1%		4,757,872
Net other assets (liabilities)—(7.1)%		(315,012)
NET ASSETS—100.0%		$4,442,860

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $798,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$1,229,678	$(61,905)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Semiconductors Index	2,180,312	(81,906)
		$(143,811)

Semiconductor UltraSector ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Chemicals	$8,125	0.2%
Computers	89,313	2.0%
Electronics	9,246	0.2%
Semiconductors	3,105,222	69.9%
Telecommunications	44,966	1.0%
Other**	1,185,988	26.7%
Total	$4,442,860	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

106 :: Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks (55.5%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	140	$5,062
Acme Packet, Inc.* (Telecommunications)	140	8,249
Adobe Systems, Inc.* (Software)	1,540	42,689
ADTRAN, Inc. (Telecommunications)	140	4,633
Advanced Micro Devices, Inc.* (Semiconductors)	1,820	13,359
Advent Software, Inc.* (Software)	140	3,252
Akamai Technologies, Inc.* (Internet)	560	13,563
Allscripts Healthcare Solutions, Inc.* (Software)	560	10,164
Altera Corp. (Semiconductors)	980	40,062
Amdocs, Ltd.* (Telecommunications)	560	17,657
Amkor Technology, Inc.* (Semiconductors)	280	1,492
Analog Devices, Inc. (Semiconductors)	980	33,712
ANSYS, Inc.* (Software)	280	14,168
AOL, Inc.* (Internet)	280	4,810
Apple Computer, Inc.* (Computers)	2,800	1,093,344
Applied Materials, Inc. (Semiconductors)	4,060	50,019
Applied Micro Circuits Corp.* (Semiconductors)	140	883
Ariba, Inc.* (Internet)	280	9,260
Arris Group, Inc.* (Telecommunications)	420	5,040
Aruba Networks, Inc.* (Telecommunications)	280	6,426
athenahealth, Inc.* (Software)	140	8,231
Atmel Corp.* (Semiconductors)	1,260	15,246
ATMI, Inc.* (Semiconductors)	140	2,611
Autodesk, Inc.* (Software)	700	24,080
Blackboard, Inc.* (Software)	140	6,098
BMC Software, Inc.* (Software)	560	24,203
Brightpoint, Inc.* (Distribution/Wholesale)	140	1,273
Broadcom Corp.—Class A (Semiconductors)	1,540	57,088
Brocade Communications Systems, Inc.* (Computers)	1,400	7,672
CA, Inc. (Software)	1,260	28,098
Cabot Microelectronics Corp.* (Chemicals)	140	5,417
CACI International, Inc.—Class A* (Computers)	140	8,271
Cadence Design Systems, Inc.* (Computers)	840	8,677
Cavium, Inc.* (Semiconductors)	140	4,829
CenturyLink, Inc. (Telecommunications)	1	26
Cerner Corp.* (Software)	560	37,234
Check Point Software Technologies, Ltd.* (Internet)	560	32,284
Ciena Corp.* (Telecommunications)	280	4,329
Cisco Systems, Inc. (Telecommunications)	17,080	272,768
Citrix Systems, Inc.* (Software)	560	40,342
Cognizant Technology Solutions Corp.* (Computers)	980	68,473
CommVault Systems, Inc.* (Software)	140	5,421
Computer Sciences Corp. (Computers)	420	14,818
Compuware Corp.* (Software)	700	6,762
Comtech Telecommunications Corp. (Telecommunications)	140	3,773
Concur Technologies, Inc.* (Software)	140	6,362
Corning, Inc. (Telecommunications)	4,900	77,959
Cree Research, Inc.* (Semiconductors)	280	9,201
CSG Systems International, Inc.* (Software)	140	2,486
Cymer, Inc.* (Electronics)	140	6,164
Cypress Semiconductor Corp. (Semiconductors)	560	11,525
Dell, Inc.* (Computers)	5,180	84,123
Diebold, Inc. (Computers)	140	4,234
Digital River, Inc.* (Internet)	140	3,570
DST Systems, Inc. (Computers)	140	7,167
EarthLink, Inc. (Internet)	280	2,251
Electronics for Imaging, Inc.* (Computers)	140	2,409

Common Stocks, continued

	Shares	Value
EMC Corp.* (Computers)	6,440	$167,955
Emulex Corp.* (Semiconductors)	280	2,366
Equinix, Inc.* (Internet)	140	14,626
F5 Networks, Inc.* (Internet)	280	26,174
Fair Isaac Corp. (Software)	140	4,165
Fairchild Semiconductor International, Inc.* (Semiconductors)	420	6,304
Finisar Corp.* (Telecommunications)	280	4,771
Fortinet, Inc.* (Computers)	280	5,690
Garmin, Ltd. (Electronics)	420	13,705
Gartner Group, Inc.* (Commercial Services)	280	10,335
Google, Inc.—Class A* (Internet)	700	422,583
Harmonic, Inc.* (Telecommunications)	420	2,281
Harris Corp. (Telecommunications)	420	16,745
Hewlett-Packard Co. (Computers)	6,720	236,275
Hittite Microwave Corp.* (Semiconductors)	140	7,839
IAC/InterActiveCorp* (Internet)	280	11,589
Informatica Corp.* (Software)	280	14,316
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	420	7,791
Insight Enterprises, Inc.* (Retail)	140	2,356
Integrated Device Technology, Inc.* (Semiconductors)	420	2,873
Intel Corp. (Semiconductors)	16,940	378,270
InterDigital, Inc. (Telecommunications)	140	9,555
Intermec, Inc.* (Machinery-Diversified)	140	1,509
International Business Machines Corp. (Computers)	3,780	687,393
International Rectifier Corp.* (Semiconductors)	280	7,193
Intersil Corp.—Class A (Semiconductors)	420	5,061
Intuit, Inc.* (Software)	840	39,228
j2 Global Communications, Inc.* (Internet)	140	3,744
JDA Software Group, Inc.* (Software)	140	3,914
JDS Uniphase Corp.* (Telecommunications)	700	9,205
Juniper Networks, Inc.* (Telecommunications)	1,680	39,295
KLA -Tencor Corp. (Semiconductors)	560	22,299
Lam Research Corp.* (Semiconductors)	420	17,170
Lexmark International, Inc.—Class A* (Computers)	280	9,400
Linear Technology Corp. (Semiconductors)	700	20,510
LSI Logic Corp.* (Semiconductors)	1,960	14,426
Marvell Technology Group, Ltd.* (Semiconductors)	1,680	24,898
Maxim Integrated Products, Inc. (Semiconductors)	980	22,501
MEMC Electronic Materials, Inc.* (Semiconductors)	700	5,194
Mentor Graphics Corp.* (Computers)	280	3,200
Microchip Technology, Inc. (Semiconductors)	560	18,900
Micron Technology, Inc.* (Semiconductors)	2,660	19,604
Micros Systems, Inc.* (Computers)	280	13,712
Microsemi Corp.* (Semiconductors)	280	5,558
Microsoft Corp. (Software)	23,100	632,940
Motorola Mobility Holdings, Inc.* (Telecommunications)	980	21,932
Motorola Solutions, Inc.* (Telecommunications)	980	43,992
National Semiconductor Corp. (Semiconductors)	700	17,304
NCR Corp.* (Computers)	560	11,172
NetApp, Inc.* (Computers)	1,120	53,222
Netlogic Microsystems, Inc.* (Semiconductors)	280	9,674
Novellus Systems, Inc.* (Semiconductors)	280	8,691

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 107

Common Stocks, continued

	Shares	Value
Nuance Communications, Inc.* (Software)	700	$14,007
NVIDIA Corp.* (Semiconductors)	1,820	25,171
OmniVision Technologies, Inc.* (Semiconductors)	140	4,094
ON Semiconductor Corp.* (Semiconductors)	1,400	12,166
Oracle Corp. (Software)	11,900	363,902
Parametric Technology Corp.* (Software)	420	8,732
Pitney Bowes, Inc. (Office/Business Equipment)	560	12,068
Plantronics, Inc. (Telecommunications)	140	4,795
PMC-Sierra, Inc.* (Semiconductors)	700	4,893
Polycom, Inc.* (Telecommunications)	560	15,137
Progress Software Corp.* (Software)	140	3,374
QLIK Technologies, Inc.* (Software)	140	4,243
QLogic Corp.* (Semiconductors)	280	4,248
Qualcomm, Inc. (Telecommunications)	5,040	276,091
Quality Systems, Inc. (Software)	140	12,790
Quest Software, Inc.* (Software)	140	2,657
Rackspace Hosting, Inc.* (Internet)	280	11,200
Rambus, Inc.* (Semiconductors)	280	3,886
Red Hat, Inc.* (Software)	560	23,565
RF Micro Devices, Inc.* (Telecommunications)	840	5,670
Riverbed Technology, Inc.* (Computers)	420	12,025
Rovi Corp.* (Semiconductors)	280	14,832
SAIC, Inc.* (Commercial Services)	1,120	17,954
Salesforce.com, Inc.* (Software)	420	60,778
SanDisk Corp.* (Computers)	700	29,771
Seagate Technology PLC (Computers)	1,400	19,446
Semtech Corp.* (Semiconductors)	140	3,262
Silicon Laboratories, Inc.* (Semiconductors)	140	4,957
Skyworks Solutions, Inc.* (Semiconductors)	560	14,174
Solera Holdings, Inc. (Software)	280	15,646
Sonus Networks, Inc.* (Telecommunications)	700	2,072
SuccessFactors, Inc.* (Commercial Services)	280	7,560
Symantec Corp.* (Internet)	2,380	45,363
Synaptics, Inc.* (Computers)	140	3,440
Synopsys, Inc.* (Computers)	420	10,067
Tech Data Corp.* (Distribution/Wholesale)	140	6,534
Tekelec* (Telecommunications)	140	1,099
Tellabs, Inc. (Telecommunications)	980	4,057
Teradata Corp.* (Computers)	560	30,778
Teradyne, Inc.* (Semiconductors)	560	7,554
Tessera Technologies, Inc.* (Semiconductors)	140	2,199
Texas Instruments, Inc. (Semiconductors)	3,640	108,290
Tibco Software, Inc.* (Internet)	560	14,582
TriQuint Semiconductor, Inc.* (Semiconductors)	560	4,211
Unisys Corp.* (Computers)	140	2,908
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	280	17,007
VeriFone Systems, Inc.* (Software)	280	11,024
VeriSign, Inc. (Internet)	560	17,478
ViaSat, Inc.* (Telecommunications)	140	6,290
VMware, Inc.—Class A* (Software)	280	28,095
Websense, Inc.* (Internet)	140	3,175
Western Digital Corp.* (Computers)	700	24,122
Xerox Corp. (Office/Business Equipment)	4,200	39,186
Xilinx, Inc. (Semiconductors)	840	26,964
Yahoo!, Inc.* (Internet)	3,780	49,518
TOTAL COMMON STOCKS (Cost $3,766,641)		6,923,831

Repurchase Agreements(a)(b) (48.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $6,026,057	$6,026,000	$6,026,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,026,000)		6,026,000
TOTAL INVESTMENT SECURITIES (Cost $9,792,641)—103.8%		12,949,831
Net other assets (liabilities)—(3.8)%		(471,311)
NET ASSETS—100.0%		$12,478,520

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $2,636,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Technology Index	$6,024,499	$(227,986)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Technology Index	5,877,883	(201,970)
		$(429,956)

Technology UltraSector ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Chemicals	$5,417	0.1%
Commercial Services	35,849	0.3%
Computers	2,619,764	21.0%
Distribution/Wholesale	15,598	0.1%
Electronics	19,869	0.2%
Internet	685,770	5.5%
Machinery-Diversified	1,509	NM
Office/Business Equipment	51,254	0.4%
Retail	2,356	NM
Semiconductors	1,114,570	8.9%
Software	1,508,028	12.1%
Telecommunications	863,847	6.9%
Other**	5,554,689	44.5%
Total	$12,478,520	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

108 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Common Stocks (43.1%)

	Shares	Value
AboveNet, Inc. (Internet)	94	$5,724
American Tower Corp.* (Telecommunications)	1,457	76,536
AT&T, Inc. (Telecommunications)	21,526	629,851
CenturyLink, Inc. (Telecommunications)	2,209	81,976
Cincinnati Bell, Inc.* (Telecommunications)	752	2,602
Crown Castle International Corp.* (Telecommunications)	893	38,756
Frontier Communications Corp. (Telecommunications)	3,619	27,106
Leap Wireless International, Inc.* (Telecommunications)	235	3,163
Leucadia National Corp. (Holding Companies-Diversified)	705	23,737
Level 3 Communications, Inc.* (Telecommunications)	6,157	13,422
MetroPCS Communications, Inc.* (Telecommunications)	940	15,303
NII Holdings, Inc.—Class B* (Telecommunications)	611	25,876
SBA Communications Corp.—Class A* (Telecommunications)	423	16,146
Sprint Nextel Corp.* (Telecommunications)	10,857	45,925
Telephone & Data Systems, Inc. (Telecommunications)	188	5,332
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	141	3,514
tw telecom, Inc.* (Telecommunications)	564	11,139
US Cellular Corp.* (Telecommunications)	47	2,077
Verizon Communications, Inc. (Telecommunications)	10,246	361,581
Virgin Media, Inc. (Telecommunications)	1,034	27,360
Windstream Corp. (Telecommunications)	1,833	22,381
TOTAL COMMON STOCKS (Cost $1,022,684)		1,439,507

Repurchase Agreements(a)(b) (34.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $1,140,011	$1,140,000	$1,140,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,140,000)		1,140,000
TOTAL INVESTMENT SECURITIES (Cost $2,162,684)—77.2%		2,579,507
Net other assets (liabilities)—22.8%		760,980
NET ASSETS—100.0%		$3,340,487

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $698,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$2,389,151	$(33,473)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Telecommunications Index	1,197,510	(34,142)
		$(67,615)

Telecommunications UltraSector ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Holding Companies-Diversified	$23,737	0.7%
Internet	5,724	0.2%
Telecommunications	1,410,046	42.2%
Other**	1,900,980	56.9%
Total	$3,340,487	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Telecommunications UltraSector ProFund :: 109

Common Stocks (63.4%)

	Shares	Value
AGL Resources, Inc. (Gas)	1,965	$80,172
ALLETE, Inc. (Electric)	786	31,636
Alliant Energy Corp. (Electric)	2,751	108,417
Ameren Corp. (Electric)	6,157	177,445
American Electric Power, Inc. (Electric)	12,183	449,065
American Water Works Co., Inc. (Water)	4,454	124,712
Aqua America, Inc. (Water)	3,537	74,808
Atmos Energy Corp. (Gas)	2,358	78,828
Avista Corp. (Electric)	1,441	36,328
Black Hills Corp. (Electric)	1,048	31,314
California Water Service Group (Water)	1,048	19,189
Calpine Corp.* (Electric)	8,908	144,755
CenterPoint Energy, Inc. (Electric)	10,087	197,503
Cleco Corp. (Electric)	1,572	54,580
CMS Energy Corp. (Electric)	6,419	122,860
Consolidated Edison, Inc. (Electric)	7,336	385,874
Constellation Energy Group, Inc. (Electric)	4,585	178,036
Covanta Holding Corp. (Energy-Alternate Sources)	3,144	54,328
Dominion Resources, Inc. (Electric)	14,803	717,205
DPL, Inc. (Electric)	3,013	91,143
DTE Energy Co. (Electric)	4,323	215,458
Duke Energy Corp. (Electric)	33,536	623,770
Dynegy, Inc.—Class A* (Electric)	2,620	14,986
Edison International (Electric)	7,598	289,256
El Paso Electric Co. (Electric)	1,048	35,056
Entergy Corp. (Electric)	4,585	306,278
Exelon Corp. (Electric)	16,768	738,966
FirstEnergy Corp. (Electric)	10,611	473,781
GenOn Energy, Inc.* (Electric)	19,388	75,419
Great Plains Energy, Inc. (Electric)	3,406	68,699
Hawaiian Electric Industries, Inc. (Electric)	2,358	55,177
IDACORP, Inc. (Electric)	1,310	51,365
Integrys Energy Group, Inc. (Electric)	1,965	98,663
ITC Holdings Corp. (Electric)	1,310	92,041
Laclede Group, Inc. (Gas)	524	19,519
National Fuel Gas Co. (Pipelines)	1,965	142,227
New Jersey Resources Corp. (Gas)	1,048	45,703
NextEra Energy, Inc. (Electric)	10,742	593,495
Nicor, Inc. (Gas)	1,179	64,491
NiSource, Inc. (Electric)	7,074	142,400
Northeast Utilities System (Electric)	4,454	151,436
Northwest Natural Gas Co. (Gas)	655	29,220
NorthWestern Corp. (Electric)	917	29,362
NRG Energy, Inc.* (Electric)	6,157	150,970
NSTAR (Electric)	2,620	116,145
NV Energy, Inc. (Electric)	5,895	87,482
ONEOK, Inc. (Gas)	2,489	181,174
Pepco Holdings, Inc. (Electric)	5,764	107,671
PG&E Corp. (Electric)	10,087	417,904
Piedmont Natural Gas Co., Inc. (Gas)	1,834	53,498
Pinnacle West Capital Corp. (Electric)	2,751	116,505
PNM Resources, Inc. (Electric)	1,965	29,514
Portland General Electric Co. (Electric)	1,965	48,693
PPL Corp. (Electric)	14,279	398,384
Progress Energy, Inc. (Electric)	7,467	349,008
Public Service Enterprise Group, Inc. (Electric)	12,969	424,735
Questar Corp. (Pipelines)	4,454	82,087
SCANA Corp. (Electric)	2,882	112,946
Sempra Energy (Gas)	5,633	285,537
South Jersey Industries, Inc. (Gas)	786	39,693

Common Stocks, continued

	Shares	Value
Southern Co. (Electric)	21,353	$844,298
Southwest Gas Corp. (Gas)	1,179	43,965
Spectra Energy Corp. (Pipelines)	16,506	445,992
TECO Energy, Inc. (Electric)	5,109	94,670
The AES Corp.* (Electric)	20,305	249,954
UGI Corp. (Gas)	2,751	83,355
UIL Holdings Corp. (Electric)	1,310	41,828
Unisource Energy Corp. (Electric)	917	33,764
Vectren Corp. (Gas)	2,096	55,355
Westar Energy, Inc. (Electric)	2,882	74,384
WGL Holdings, Inc. (Gas)	1,310	50,841
Wisconsin Energy Corp. (Electric)	5,895	180,682
Xcel Energy, Inc. (Electric)	12,314	295,536
TOTAL COMMON STOCKS (Cost $11,599,816)		13,011,536

Repurchase Agreements(a)(b) (40.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $8,209,077	$8,209,000	$8,209,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,209,000)		8,209,000
TOTAL INVESTMENT SECURITIES (Cost $19,808,816)—103.4%		21,220,536
Net other assets (liabilities)—(3.4)%		(694,437)
NET ASSETS—100.0%		$20,526,099

*  Non-income producing security

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $4,097,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Utilities Index	$11,607,879	$(276,732)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Utilities Index	6,187,235	(162,962)
		$(439,694)

See accompanying notes to the financial statements.

110 :: Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Utilities UltraSector ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Electric	$10,956,842	53.4%
Energy-Alternate Sources	54,328	0.2%
Gas	1,111,351	5.4%
Pipelines	670,306	3.3%
Water	218,709	1.1%
Other**	7,514,563	36.6%
Total	$20,526,099	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Utilities UltraSector ProFund :: 111

Repurchase Agreements(a)(b) (95.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $1,334,013	$1,334,000	$1,334,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,334,000)		1,334,000
TOTAL INVESTMENT SECURITIES (Cost $1,334,000)—95.7%		1,334,000
Net other assets (liabilities)—4.3%		59,326
NET ASSETS—100.0%		$1,393,326

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $530,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$(1,066,468)	$44,076
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	(331,941)	27,402
		$71,478

See accompanying notes to the financial statements.

112 :: Short Oil & Gas ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Repurchase Agreements(a)(b) (91.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $9,966,094	$9,966,000	$9,966,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,966,000)		9,966,000
TOTAL INVESTMENT SECURITIES (Cost $9,966,000)—91.2%		9,966,000
Net other assets (liabilities)—8.8%		961,940
NET ASSETS—100.0%		$10,927,940

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $2,576,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$(4,421,496)	$173,466
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	(6,535,077)	391,658
		$565,124

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Short Precious Metals ProFund :: 113

Repurchase Agreements(a)(b) (98.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $4,155,039	$4,155,000	$4,155,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,155,000)		4,155,000
TOTAL INVESTMENT SECURITIES (Cost $4,155,000)—98.1%		4,155,000
Net other assets (liabilities)—1.9%		81,517
NET ASSETS—100.0%		$4,236,517

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $1,064,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$(2,211,293)	$64,468
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	(2,056,055)	57,911
		$122,379

See accompanying notes to the financial statements.

114 :: Short Real Estate ProFund :: Schedule of Portfolio Investments :: July 31, 2011

U.S. Treasury Obligations (43.1%)

	Principal Amount	Value
U.S. Treasury Bonds, 4.375%, 5/15/41	$10,100,000	$10,497,688
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,166,738)		10,497,688
Repurchase Agreements(a)(b) (201.4%)
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $48,961,461	48,961,000	48,961,000
TOTAL REPURCHASE AGREEMENTS (Cost $48,961,000)		48,961,000
TOTAL INVESTMENT SECURITIES (Cost $59,127,738)—244.5%		59,458,688
Net other assets (liabilities)—(144.5)%		(35,143,109)
NET ASSETS—100.0%		$24,315,579

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $1,402,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.375% due 5/15/41	$4,157,500	$995,959
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.375% due 5/15/41	15,486,688	528,886
		$1,524,845

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: U.S. Government Plus ProFund :: 115

Repurchase Agreements(a)(b) (102.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $51,703,487	$51,703,000	$51,703,000
TOTAL REPURCHASE AGREEMENTS (Cost $51,703,000)		51,703,000
TOTAL INVESTMENT SECURITIES (Cost $51,703,000)—102.4%		51,703,000
Net other assets (liabilities)—(2.4)%		(1,196,792)
NET ASSETS—100.0%		$50,506,208

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $1,840,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note Futures Contract expiring 9/22/11 (Underlying notional amount at value $1,886,484)	15	$(54,980)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 10-Year U.S. Treasury Note, 3.125% due 5/15/21	$(28,164,203)	$(759,749)
Swap Agreement with Credit Suisse Capital LLC, based on the 10-Year U.S. Treasury Note, 3.125% due 5/15/21	(21,174,547)	(1,008,289)
		$(1,768,038)

See accompanying notes to the financial statements.

116 :: Rising Rates Opportunity 10 ProFund :: Schedule of Portfolio Investments :: July 31, 2011

Repurchase Agreements(a)(b) (85.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $246,705,323	$246,703,000	$246,703,000
TOTAL REPURCHASE AGREEMENTS (Cost $246,703,000)		246,703,000
TOTAL INVESTMENT SECURITIES (Cost $246,703,000)—85.1%		246,703,000
Net other assets (liabilities)—14.9%		43,323,760
NET ASSETS—100.0%		$290,026,760

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $18,620,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.375% due 5/15/41	$(192,908,000)	$(7,218,210)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.375% due 5/15/41	(167,755,125)	(6,406,246)
		$(13,624,456)

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Rising Rates Opportunity ProFund :: 117

Repurchase Agreements(a)(b) (99.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $54,306,511	$54,306,000	$54,306,000
TOTAL REPURCHASE AGREEMENTS (Cost $54,306,000)		54,306,000
TOTAL INVESTMENT SECURITIES (Cost $54,306,000)—99.6%		54,306,000
Net other assets (liabilities)—0.4%		197,591
NET ASSETS—100.0%		$54,503,591

(a)  A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $6,751,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
U.S Dollar Index Futures Contract expiring 9/20/11 (Underlying notional amount at value $2,220,900)	30	$(61,562)

See accompanying notes to the financial statements.

118 :: Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: July 31, 2011

At July 31, 2011, the Rising U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Net Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	8/5/11	3,047,843	$4,872,648	$5,001,849	$(129,201)
Canadian Dollar vs. U.S. Dollar	8/5/11	3,442,069	3,555,159	3,603,117	(47,958)
Euro vs. U.S. Dollar	8/5/11	14,389,868	20,576,144	20,671,535	(95,391)
Japanese Yen vs. U.S. Dollar	8/5/11	322,862,496	3,995,230	4,194,963	(199,733)
Swedish Krona vs. U.S. Dollar	8/5/11	11,380,621	1,787,270	1,809,097	(21,827)
Swiss Franc vs. U.S. Dollar	8/5/11	1,388,432	1,656,801	1,764,829	(108,028)
Total Short Contracts			$36,443,252	$37,045,390	$(602,138)
Long:
British Pound Sterling vs. U.S. Dollar	8/5/11	703,740	$1,144,703	$1,154,915	$10,212
Canadian Dollar vs. U.S. Dollar	8/5/11	711,218	746,737	744,494	(2,243)
Euro vs. U.S. Dollar	8/5/11	3,530,080	5,043,566	5,071,081	27,515
Japanese Yen vs. U.S. Dollar	8/5/11	94,945,945	1,211,608	1,233,636	22,028
Swedish Krona vs. U.S. Dollar	8/5/11	2,271,284	355,732	361,050	5,318
Swiss Franc vs. U.S. Dollar	8/5/11	295,044	362,678	375,029	12,351
Total Long Contracts			$8,865,024	$8,940,205	$75,181

At July 31, 2011, the Rising U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Net Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	8/5/11	3,984,083	$6,355,932	$6,538,322	$(182,390)
Canadian Dollar vs. U.S. Dollar	8/5/11	4,827,473	4,987,818	5,053,341	(65,523)
Euro vs. U.S. Dollar	8/5/11	24,384,636	34,531,832	35,029,360	(497,528)
Japanese Yen vs. U.S. Dollar	8/5/11	692,443,286	8,616,712	8,996,938	(380,226)
Swedish Krona vs. U.S. Dollar	8/5/11	14,624,509	2,258,833	2,324,755	(65,922)
Swiss Franc vs. U.S. Dollar	8/5/11	1,425,338	1,707,133	1,811,740	(104,607)
Total Short Contracts			$58,458,260	$59,754,456	$(1,296,196)
Long:
British Pound Sterling vs. U.S. Dollar	8/5/11	2,513,103	$4,119,504	$4,124,280	$4,776
Canadian Dollar vs. U.S. Dollar	8/5/11	3,021,412	3,202,684	3,162,778	(39,906)
Euro vs. U.S. Dollar	8/5/11	14,145,982	20,493,979	20,321,184	(172,795)
Japanese Yen vs. U.S. Dollar	8/5/11	366,305,081	4,697,037	4,759,414	62,377
Swedish Krona vs. U.S. Dollar	8/5/11	9,792,798	1,564,365	1,556,692	(7,673)
Swiss Franc vs. U.S. Dollar	8/5/11	1,006,255	1,252,819	1,279,046	26,227
Total Long Contracts			$35,330,388	$35,203,394	$(126,994)

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Rising U.S. Dollar ProFund :: 119

Repurchase Agreements(a)(b) (98.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.12%, dated 7/29/11, due 8/1/11, total to be received $17,326,163	$17,326,000	$17,326,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,326,000)		17,326,000
TOTAL INVESTMENT SECURITIES (Cost $17,326,000)—98.9%		17,326,000
Net other assets (liabilities)—1.1%		198,812
NET ASSETS—100.0%		$17,524,812

(a)  A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of July 31, 2011, the aggregate amount held in a segregated account was $2,349,000.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Dollar Index Futures Contract expiring 9/20/11 (Underlying notional amount at value $1,480,600)	20	$40,859

See accompanying notes to the financial statements.

120 :: Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: July 31, 2011

At July 31, 2011, the Falling U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Net Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	8/5/11	89,535	$145,783	$146,937	$(1,154)
Canadian Dollar vs. U.S. Dollar	8/5/11	110,620	116,907	115,796	1,111
Euro vs. U.S. Dollar	8/5/11	495,603	711,904	711,951	(47)
Japanese Yen vs. U.S. Dollar	8/5/11	13,406,444	171,182	174,190	(3,008)
Swedish Krona vs. U.S. Dollar	8/5/11	323,918	51,049	51,491	(442)
Swiss Franc vs. U.S. Dollar	8/5/11	42,110	52,254	53,526	(1,272)
Total Short Contracts			$1,249,079	$1,253,891	$(4,812)
Long:
British Pound Sterling vs. U.S. Dollar	8/5/11	670,181	$1,086,209	$1,099,842	$13,633
Canadian Dollar vs. U.S. Dollar	8/5/11	833,093	871,459	872,072	613
Euro vs. U.S. Dollar	8/5/11	3,680,612	5,265,327	5,287,325	21,998
Japanese Yen vs. U.S. Dollar	8/5/11	91,152,670	1,156,024	1,184,350	28,326
Swedish Krona vs. U.S. Dollar	8/5/11	2,885,033	453,274	458,613	5,339
Swiss Franc vs. U.S. Dollar	8/5/11	296,286	360,709	376,608	15,899
Total Long Contracts			$9,193,002	$9,278,810	$85,808

At July 31, 2011, the Falling U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Net Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	8/5/11	300,923	$479,101	$493,848	$(14,747)
Canadian Dollar vs. U.S. Dollar	8/5/11	367,496	379,900	384,691	(4,791)
Euro vs. U.S. Dollar	8/5/11	1,555,464	2,180,385	2,234,478	(54,093)
Japanese Yen vs. U.S. Dollar	8/5/11	48,401,837	605,703	628,887	(23,184)
Swedish Krona vs. U.S. Dollar	8/5/11	979,858	149,160	155,761	(6,601)
Swiss Franc vs. U.S. Dollar	8/5/11	129,367	155,309	164,438	(9,129)
Total Short Contracts			$3,949,558	$4,062,103	$(112,545)
Long:
British Pound Sterling vs. U.S. Dollar	8/5/11	878,352	$1,407,662	$1,441,473	$33,811
Canadian Dollar vs. U.S. Dollar	8/5/11	1,022,281	1,058,205	1,070,111	11,906
Euro vs. U.S. Dollar	8/5/11	4,774,848	6,837,819	6,859,231	21,412
Japanese Yen vs. U.S. Dollar	8/5/11	138,843,115	1,723,047	1,803,993	80,946
Swedish Krona vs. U.S. Dollar	8/5/11	2,650,648	417,040	421,355	4,315
Swiss Franc vs. U.S. Dollar	8/5/11	334,294	400,719	424,919	24,200
Total Long Contracts			$11,844,492	$12,021,082	$176,590

See accompanying notes to the financial statements.

July 31, 2011 :: Schedule of Portfolio Investments :: Falling U.S. Dollar ProFund :: 121

This Page Intentionally Left Blank

Statements of
Assets and Liabilities

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund	Large-Cap Value ProFund
ASSETS:
Total Investment Securities, at cost	$35,307,039	$30,955,622	$12,496,673	$43,316,372	$15,842,502
Securities, at value	12,960,293	11,984,568	8,738,846	17,484,191	17,209,274
Repurchase agreements, at value	30,035,000	22,315,000	5,676,000	34,952,000	—
Total Investment Securities, at value	42,995,293	34,299,568	14,414,846	52,436,191	17,209,274
Cash	221	714	383	673	—
Segregated cash balances with brokers	810,635	664,240	28,000	184,970	—
Segregated cash balances with custodian	—	—	98	—	—
Dividends and interest receivable	15,881	6,082	3,982	9,177	24,756
Receivable for investments sold	—	—	2,831	—	—
Receivable for capital shares issued	4,464,562	100,478	408,389	1,089,721	8,667
Prepaid expenses	11,064	12,950	14,195	14,688	9,283
TOTAL ASSETS	48,297,656	35,084,032	14,872,724	53,735,420	17,251,980
LIABILITIES:
Cash overdraft	—	—	—	—	9,335
Payable for investments purchased	—	—	—	—	—
Payable for capital shares redeemed	3,890,007	357,507	835,389	4,137,093	—
Unrealized loss on swap agreements	205,199	96,791	22,118	61,989	—
Variation margin on futures contracts	74,463	28,520	800	9,540	—
Advisory fees payable	30,211	15,547	9,257	22,391	5,207
Management services fees payable	6,042	3,110	1,852	4,798	1,042
Administration fees payable	1,591	1,045	622	1,264	587
Distribution and services fees payable—Service Class	4,295	2,689	2,066	3,985	2,561
Transfer agency fees payable	22,626	10,118	8,482	14,673	5,414
Fund accounting fees payable	3,321	2,181	1,299	2,639	1,226
Compliance services fees payable	477	413	277	485	188
Service fees payable	496	326	194	394	183
Other accrued expenses	55,164	48,432	41,341	62,854	26,294
TOTAL LIABILITIES	4,293,892	566,679	923,697	4,322,105	52,037
NET ASSETS	$44,003,764	$34,517,353	$13,949,027	$49,413,315	$17,199,943
NET ASSETS CONSIST OF:
Capital	$96,752,694	$28,437,367	$38,122,881	$36,850,407	$15,806,382
Accumulated net investment income (loss)	(340,744)	(487,296)	(421,486)	(518,256)	72,110
Accumulated net realized gains (losses) on investments	(59,933,945)	3,512,650	(25,658,529)	3,900,419	(45,321)
Net unrealized appreciation (depreciation) on investments	7,525,759	3,054,632	1,906,161	9,180,745	1,366,772
NET ASSETS	$44,003,764	$34,517,353	$13,949,027	$49,413,315	$17,199,943
NET ASSETS:
Investor Class	$39,338,825	$28,132,725	$12,924,650	$44,607,518	$13,920,332
Service Class	4,664,939	6,384,628	1,024,377	4,805,797	3,279,611
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	673,017	574,521	291,014	566,637	372,792
Service Class	88,968	142,364	25,520	68,213	93,023
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$58.45	$48.97	$44.41	$78.72	$37.34
Service Class	52.43	44.85	40.14	70.45	35.26

See accompanying notes to the financial statements.

124 :: Statements of Assets and Liabilities :: July 31, 2011

	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund
ASSETS:
Total Investment Securities, at cost	$32,199,100	$15,103,301	$28,100,690	$6,851,159	$21,254,349
Securities, at value	36,395,119	18,516,254	32,380,828	8,773,740	26,680,952
Repurchase agreements, at value	9,000	—	20,000	—	—
Total Investment Securities, at value	36,404,119	18,516,254	32,400,828	8,773,740	26,680,952
Cash	289	16,150	222	—	—
Segregated cash balances with brokers	—	—	—	—	—
Segregated cash balances with custodian	—	—	—	—	—
Dividends and interest receivable	21,869	15,368	10,491	4,574	12,215
Receivable for investments sold	—	—	565,973	306,437	889,536
Receivable for capital shares issued	10,167,226	14,956	62,989	6,286	97,699
Prepaid expenses	8,869	12,636	14,071	13,109	14,135
TOTAL ASSETS	46,602,372	18,575,364	33,054,574	9,104,146	27,694,537
LIABILITIES:
Cash overdraft	—	—	—	88,119	182,223
Payable for investments purchased	10,192,663	20,787	—	—	—
Payable for capital shares redeemed	22,178	2,292	598,373	134,364	597,395
Unrealized loss on swap agreements	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Advisory fees payable	10,370	13,688	18,167	1,342	20,268
Management services fees payable	2,074	2,738	3,634	268	4,054
Administration fees payable	796	903	1,063	297	1,226
Distribution and services fees payable—Service Class	2,985	2,533	7,129	2,131	7,204
Transfer agency fees payable	8,925	7,577	13,394	4,524	13,662
Fund accounting fees payable	1,662	1,885	2,218	620	2,559
Compliance services fees payable	174	240	354	177	319
Service fees payable	248	282	331	93	382
Other accrued expenses	24,532	29,891	34,194	24,429	35,821
TOTAL LIABILITIES	10,266,607	82,816	678,857	256,364	865,113
NET ASSETS	$36,335,765	$18,492,548	$32,375,717	$8,847,782	$26,829,424
NET ASSETS CONSIST OF:
Capital	$37,698,377	$19,391,677	$44,028,304	$40,594,319	$29,369,759
Accumulated net investment income (loss)	(24,673)	(130,244)	(296,866)	(120,317)	(208,999)
Accumulated net realized gains (losses) on investments	(5,542,958)	(4,181,838)	(15,655,859)	(33,548,801)	(7,757,939)
Net unrealized appreciation (depreciation) on investments	4,205,019	3,412,953	4,300,138	1,922,581	5,426,603
NET ASSETS	$36,335,765	$18,492,548	$32,375,717	$8,847,782	$26,829,424
NET ASSETS:
Investor Class	$32,435,609	$15,621,235	$24,923,278	$6,100,135	$19,724,410
Service Class	3,900,156	2,871,313	7,452,439	2,747,647	7,105,014
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	781,607	353,369	537,001	140,072	430,983
Service Class	102,396	71,153	178,190	69,150	171,436
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$41.50	$44.21	$46.41	$43.55	$45.77
Service Class	38.09	40.35	41.82	39.73	41.44

See accompanying notes to the financial statements.

July 31, 2011 :: Statements of Assets and Liabilities :: 125

	Europe 30 ProFund	UltraBull ProFund	UltraMid-Cap ProFund	UltraSmall-Cap ProFund	UltraDow 30 ProFund
ASSETS:
Total Investment Securities, at cost	$6,440,128	$86,814,842	$56,861,416	$49,078,037	$17,454,161
Securities, at value	7,564,798	35,177,890	29,376,807	16,278,194	6,987,510
Repurchase agreements, at value	96,000	65,657,000	37,663,000	36,654,000	13,705,000
Total Investment Securities, at value	7,660,798	100,834,890	67,039,807	52,932,194	20,692,510
Cash	340	635	109	576	873
Segregated cash balances with brokers	9,860	2,316,100	830,325	682,500	150,000
Segregated cash balances with custodian	—	—	879	251	—
Dividends and interest receivable	26,287	42,957	14,747	7,664	10,287
Receivable for investments sold	—	—	—	5,273	—
Unrealized gain on swap agreements	—	—	—	—	—
Receivable for capital shares issued	90,395	16,474,186	479,493	2,601,827	890,536
Prepaid expenses	14,525	8,964	12,466	13,024	12,213
TOTAL ASSETS	7,802,205	119,677,732	68,377,826	56,243,309	21,756,419
LIABILITIES:
Payable for investments purchased	87,973	—	—	—	—
Payable for capital shares redeemed	1,740	9,722,089	2,294,606	4,795,778	1,245,498
Unrealized loss on swap agreements	—	1,389,742	659,280	314,944	441,828
Variation margin on futures contracts	925	212,750	40,997	19,500	14,700
Advisory fees payable	4,674	49,970	48,560	32,847	12,227
Management services fees payable	935	9,994	9,712	6,569	2,445
Administration fees payable	246	2,628	2,553	1,726	643
Distribution and services fees payable—Service Class	255	3,544	1,977	1,395	2,477
Transfer agency fees payable	6,419	35,673	21,217	26,477	10,230
Fund accounting fees payable	513	5,486	5,329	3,603	1,342
Compliance services fees payable	122	826	774	693	192
Service fees payable	77	819	796	538	201
Other accrued expenses	17,159	100,061	85,225	93,394	27,080
TOTAL LIABILITIES	121,038	11,533,582	3,171,026	5,297,464	1,758,863
NET ASSETS	$7,681,167	$108,144,150	$65,206,800	$50,945,845	$19,997,556
NET ASSETS CONSIST OF:
Capital	$17,987,386	$195,800,397	$71,030,614	$90,178,718	$37,744,421
Accumulated net investment income (loss)	486,976	(462,221)	(698,088)	(919,803)	(149,391)
Accumulated net realized gains (losses) on investments	(12,014,485)	(99,666,318)	(14,650,956)	(42,098,634)	(20,413,889)
Net unrealized appreciation (depreciation) on investments	1,221,290	12,472,292	9,525,230	3,785,564	2,816,415
NET ASSETS	$7,681,167	$108,144,150	$65,206,800	$50,945,845	$19,997,556
NET ASSETS:
Investor Class	$7,385,607	$101,926,546	$63,175,172	$48,579,735	$18,046,245
Service Class	295,560	6,217,604	2,031,628	2,366,110	1,951,311
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	507,138	2,427,982	1,457,049	2,443,470	594,810
Service Class	20,124	165,045	51,554	132,660	68,343
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$14.56	$41.98	$43.36	$19.88	$30.34
Service Class	14.69	37.67	39.41	17.84	28.55

See accompanying notes to the financial statements.

126 :: Statements of Assets and Liabilities :: July 31, 2011

	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraChina ProFund
ASSETS:
Total Investment Securities, at cost	$89,709,860	$24,830,000	$42,598,093	$21,886,659	$15,568,534
Securities, at value	75,764,829	—	36,205,597	22,513,067	14,758,023
Repurchase agreements, at value	54,654,000	24,830,000	14,458,000	9,193,000	5,760,000
Total Investment Securities, at value	130,418,829	24,830,000	50,663,597	31,706,067	20,518,023
Cash	141	945	30,963	58,038	13,744
Segregated cash balances with brokers	991,160	—	—	—	—
Segregated cash balances with custodian	49	—	—	—	—
Dividends and interest receivable	42,118	234	97,138	207,076	37,361
Receivable for investments sold	—	—	—	369,015	—
Unrealized gain on swap agreements	—	—	—	24,598	67,286
Receivable for capital shares issued	1,921,691	202,783	671,816	34,601	109,994
Prepaid expenses	9,996	14,690	15,865	2,635	7,227
TOTAL ASSETS	133,383,984	25,048,652	51,479,379	32,402,030	20,753,635
LIABILITIES:
Payable for investments purchased	—	—	—	48,924	12,814
Payable for capital shares redeemed	5,950,626	286,940	446,268	94,824	163,859
Unrealized loss on swap agreements	289,549	104,801	218,054	—	—
Variation margin on futures contracts	51,120	—	—	—	—
Advisory fees payable	85,468	16,499	33,638	21,343	6,568
Management services fees payable	17,094	3,300	6,728	4,269	1,314
Administration fees payable	4,507	867	1,769	1,122	659
Distribution and services fees payable—Service Class	5,224	485	3,748	1,858	718
Transfer agency fees payable	55,878	7,446	20,427	15,080	8,240
Fund accounting fees payable	9,410	1,811	3,694	2,343	1,375
Compliance services fees payable	1,472	421	609	464	276
Service fees payable	1,406	271	552	350	205
Other accrued expenses	176,811	52,359	77,119	59,324	33,861
TOTAL LIABILITIES	6,648,565	475,200	812,606	249,901	229,889
NET ASSETS	$126,735,419	$24,573,452	$50,666,773	$32,152,129	$20,523,746
NET ASSETS CONSIST OF:
Capital	$517,283,759	$47,248,777	$295,367,491	$39,485,464	$17,871,047
Accumulated net investment income (loss)	(966,575)	(441,822)	108,434	206,511	(143,672)
Accumulated net realized gains (losses) on investments	(430,659,821)	(22,128,702)	(252,656,602)	(17,383,852)	(2,220,404)
Net unrealized appreciation (depreciation) on investments	41,078,056	(104,801)	7,847,450	9,844,006	5,016,775
NET ASSETS	$126,735,419	$24,573,452	$50,666,773	$32,152,129	$20,523,746
NET ASSETS:
Investor Class	$121,051,445	$23,934,646	$46,540,957	$30,002,306	$19,688,161
Service Class	5,683,974	638,806	4,125,816	2,149,823	835,585
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	4,051,800	1,692,697	2,802,888	2,279,360	1,533,050
Service Class	214,642	46,708	251,856	166,227	67,261
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$29.88	$14.14	$16.60	$13.16	$12.84
Service Class	26.48	13.68	16.38	12.93	12.42

See accompanying notes to the financial statements.

July 31, 2011 :: Statements of Assets and Liabilities :: 127

	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short NASDAQ-100 ProFund	UltraBear ProFund
ASSETS:
Total Investment Securities, at cost	$10,507,000	$60,512,000	$8,294,000	$5,363,000	$47,100,000
Repurchase agreements, at value	10,507,000	60,512,000	8,294,000	5,363,000	47,100,000
Total Investment Securities, at value	10,507,000	60,512,000	8,294,000	5,363,000	47,100,000
Cash	596	711	825	482	854
Segregated cash balances with brokers	5,462,051	819,225	10,500	73,710	1,237,082
Segregated cash balances with custodian	—	—	958	—	—
Interest receivable	99	570	78	51	443
Unrealized gain on swap agreements	—	483,467	31,845	6,847	763,281
Receivable for capital shares issued	292,828	107,885	10,139,749	12,314,422	364,306
Variation margin on futures contracts	—	76,313	300	3,780	120,394
Prepaid expenses	8,144	11,548	22,918	13,022	7,889
TOTAL ASSETS	16,270,718	62,011,719	18,501,173	17,775,314	49,594,249
LIABILITIES:
Payable for capital shares redeemed	54,649	869,952	3,086,229	1,906,807	2,696,066
Unrealized loss on swap agreements	41,591	—	—	502	—
Variation margin on futures contracts	156,203	—	—	—	—
Advisory fees payable	9,252	40,580	6,688	3,044	38,132
Management services fees payable	1,542	8,116	1,338	609	7,627
Administration fees payable	521	2,139	353	428	2,008
Distribution and services fees payable—Service Class	300	3,031	937	1,208	3,260
Transfer agency fees payable	5,218	12,334	6,437	4,823	22,035
Fund accounting fees payable	1,087	4,466	736	893	4,192
Compliance services fees payable	212	510	101	146	892
Service fees payable	162	667	110	133	626
Other accrued expenses	27,655	83,378	22,727	20,803	82,193
TOTAL LIABILITIES	298,392	1,025,173	3,125,656	1,939,396	2,857,031
NET ASSETS	$15,972,326	$60,986,546	$15,375,517	$15,835,918	$46,737,218
NET ASSETS CONSIST OF:
Capital	$128,184,557	$126,627,393	$92,349,802	$58,619,468	$242,202,491
Accumulated net investment income (loss)	(263,485)	(425,161)	(157,510)	(157,336)	(627,614)
Accumulated net realized gains (losses) on investments	(112,900,326)	(65,628,779)	(76,844,805)	(42,584,408)	(195,791,990)
Net unrealized appreciation (depreciation) on investments	951,580	413,093	28,030	(41,806)	954,331
NET ASSETS	$15,972,326	$60,986,546	$15,375,517	$15,835,918	$46,737,218
NET ASSETS:
Investor Class	$15,736,857	$57,483,123	$14,708,571	$13,386,258	$43,304,110
Service Class	235,469	3,503,423	666,946	2,449,660	3,433,108
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	2,030,613	3,021,460	1,692,748	1,569,093	7,219,884
Service Class	32,865	183,724	73,921	294,219	580,824
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$7.75	$19.02	$8.69	$8.53	$6.00
Service Class	7.16	19.07	9.02	8.33	5.91

See accompanying notes to the financial statements.

128 :: Statements of Assets and Liabilities :: July 31, 2011

	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund
ASSETS:
Total Investment Securities, at cost	$6,483,000	$14,112,000	$11,584,000	$19,173,000	$14,076,000
Repurchase agreements, at value	6,483,000	14,112,000	11,584,000	19,173,000	14,076,000
Total Investment Securities, at value	6,483,000	14,112,000	11,584,000	19,173,000	14,076,000
Cash	657	267	617	620	475
Segregated cash balances with brokers	148,000	28,000	135,000	242,190	—
Segregated cash balances with custodian	—	322	—	278	—
Interest receivable	61	133	109	181	133
Unrealized gain on swap agreements	77,746	115,515	283,241	63,782	56,459
Receivable for capital shares issued	140,128	1,670,617	46,653	1,126,834	151,885
Variation margin on futures contracts	6,200	800	13,230	12,420	—
Prepaid expenses	5,679	20,958	14,331	19,385	10,706
TOTAL ASSETS	6,861,471	15,948,612	12,077,181	20,638,690	14,295,658
LIABILITIES:
Payable for capital shares redeemed	235,386	1,881,938	512,891	810,049	675,909
Unrealized loss on swap agreements	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Advisory fees payable	717	6,000	2,149	14,863	11,333
Management services fees payable	143	1,200	430	2,973	2,267
Administration fees payable	143	585	285	777	598
Distribution and services fees payable—Service Class	475	3,077	1,036	532	1,013
Transfer agency fees payable	1,856	9,985	4,209	11,625	4,471
Fund accounting fees payable	299	1,221	594	1,622	1,248
Compliance services fees payable	38	216	90	274	190
Service fees payable	45	182	89	242	186
Other accrued expenses	8,021	38,682	16,531	42,544	28,457
TOTAL LIABILITIES	247,123	1,943,086	538,304	885,501	725,672
NET ASSETS	$6,614,348	$14,005,526	$11,538,877	$19,753,189	$13,569,986
NET ASSETS CONSIST OF:
Capital	$27,363,826	$130,304,704	$23,426,725	$370,536,449	$71,355,795
Accumulated net investment income (loss)	(40,823)	(271,358)	(106,117)	(250,666)	(208,129)
Accumulated net realized gains (losses) on investments	(20,807,565)	(116,133,162)	(12,076,332)	(350,497,184)	(57,634,139)
Net unrealized appreciation (depreciation) on investments	98,910	105,342	294,601	(35,410)	56,459
NET ASSETS	$6,614,348	$14,005,526	$11,538,877	$19,753,189	$13,569,986
NET ASSETS:
Investor Class	$5,955,779	$11,982,747	$10,274,872	$19,241,980	$12,390,578
Service Class	658,569	2,022,779	1,264,005	511,209	1,179,408
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,876,361	4,740,242	1,400,394	7,091,351	1,657,686
Service Class	214,236	785,340	178,264	181,514	160,671
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$3.17	$2.53	$7.34	$2.71	$7.47
Service Class	3.07	2.58	7.09	2.82	7.34

See accompanying notes to the financial statements.

July 31, 2011 :: Statements of Assets and Liabilities :: 129

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund	Banks UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$5,811,000	$3,410,000	$3,368,000	$1,321,000	$12,398,528
Securities, at value	—	—	—	—	9,655,296
Repurchase agreements, at value	5,811,000	3,410,000	3,368,000	1,321,000	5,896,000
Total Investment Securities, at value	5,811,000	3,410,000	3,368,000	1,321,000	15,551,296
Cash	724	387	415	88	576
Segregated cash balances with brokers	—	—	—	302,325	—
Segregated cash balances with custodian	—	236	—	—	—
Dividends and interest receivable	55	32	32	12	16,072
Unrealized gain on swap agreements	46,577	—	—	4,812	—
Receivable for capital shares issued	192,407	7,450	56,859	23,114	1,617,571
Receivable from Advisor	—	783	—	2,273	—
Variation margin on futures contracts	—	—	—	15,950	—
Prepaid expenses	11,782	1,847	6,037	9,249	12,822
TOTAL ASSETS	6,062,545	3,420,735	3,431,343	1,678,823	17,198,337
LIABILITIES:
Payable for capital shares redeemed	891,350	31,339	1,350,030	38,684	1,389,481
Unrealized loss on swap agreements	—	3,313	22,718	—	507,771
Advisory fees payable	3,715	—	7,630	—	6,729
Management services fees payable	743	—	1,526	—	1,346
Administration fees payable	196	135	138	72	474
Distribution and services fees payable—Service Class	866	204	209	57	612
Transfer agency fees payable	2,812	1,687	1,951	1,005	4,721
Fund accounting fees payable	409	281	289	149	990
Compliance services fees payable	144	31	36	42	168
Service fees payable	61	42	43	22	148
Other accrued expenses	3,369	8,955	13,521	9,483	25,278
TOTAL LIABILITIES	903,665	45,987	1,398,091	49,514	1,937,718
NET ASSETS	$5,158,880	$3,374,748	$2,033,252	$1,629,309	$15,260,619
NET ASSETS CONSIST OF:
Capital	$102,143,520	$22,916,506	$9,767,879	$6,101,181	$28,338,292
Accumulated net investment income (loss)	(153,609)	(38,191)	(44,321)	(50,181)	(109,653)
Accumulated net realized gains (losses) on investments	(96,877,608)	(19,500,254)	(7,667,588)	(4,505,166)	(15,613,017)
Net unrealized appreciation (depreciation) on investments	46,577	(3,313)	(22,718)	83,475	2,644,997
NET ASSETS	$5,158,880	$3,374,748	$2,033,252	$1,629,309	$15,260,619
NET ASSETS:
Investor Class	$4,345,714	$3,152,756	$1,801,339	$1,569,978	$14,575,279
Service Class	813,166	221,992	231,913	59,331	685,340
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	3,606,184	2,007,498	390,198	73,436	2,698,974
Service Class	681,499	146,566	51,741	2,826	127,526
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$1.21	$1.57	$4.62	$21.38	$5.40
Service Class	1.19	1.51	4.48	20.99	5.37

See accompanying notes to the financial statements.

130 :: Statements of Assets and Liabilities :: July 31, 2011

	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$17,999,421	$7,773,100	$2,340,809	$3,558,899	$7,017,036
Securities, at value	20,150,677	6,411,393	1,608,335	2,785,955	4,963,879
Repurchase agreements, at value	10,223,000	4,513,000	1,029,000	1,548,000	4,146,000
Total Investment Securities, at value	30,373,677	10,924,393	2,637,335	4,333,955	9,109,879
Cash	515	995	229	110	871
Segregated cash balances with brokers	—	—	—	—	—
Segregated cash balances with custodian	—	—	—	—	375
Dividends and interest receivable	18,325	43	3,441	1,172	7,328
Unrealized gain on swap agreements	—	—	—	—	—
Receivable for capital shares issued	162,083	45,448	62,035	8,054	34,109
Receivable from Advisor	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Prepaid expenses	14,326	11,841	6,369	5,426	11,683
TOTAL ASSETS	30,568,926	10,982,720	2,709,409	4,348,717	9,164,245
LIABILITIES:
Payable for capital shares redeemed	191,280	164,638	72,368	550,035	239,450
Unrealized loss on swap agreements	1,128,930	238,464	59,380	109,921	351,300
Advisory fees payable	18,809	6,767	67	659	5,067
Management services fees payable	3,762	1,353	14	132	1,013
Administration fees payable	990	436	113	166	408
Distribution and services fees payable—Service Class	1,888	1,051	597	1,132	768
Transfer agency fees payable	11,192	5,345	2,275	2,212	2,794
Fund accounting fees payable	2,066	910	235	346	852
Compliance services fees payable	422	102	34	42	106
Service fees payable	309	136	35	52	127
Other accrued expenses	49,622	17,510	7,921	9,534	18,182
TOTAL LIABILITIES	1,409,270	436,712	143,039	674,231	620,067
NET ASSETS	$29,159,656	$10,546,008	$2,566,370	$3,674,486	$8,544,178
NET ASSETS CONSIST OF:
Capital	$67,368,791	$26,549,874	$4,530,557	$4,380,468	$27,958,322
Accumulated net investment income (loss)	(122,446)	(154,461)	(1,965)	(21,829)	(103,343)
Accumulated net realized gains (losses) on investments	(49,332,015)	(18,762,234)	(2,199,368)	(1,349,288)	(21,052,344)
Net unrealized appreciation (depreciation) on investments	11,245,326	2,912,829	237,146	665,135	1,741,543
NET ASSETS	$29,159,656	$10,546,008	$2,566,370	$3,674,486	$8,544,178
NET ASSETS:
Investor Class	$27,313,629	$9,778,715	$2,165,289	$3,099,159	$7,655,321
Service Class	1,846,027	767,293	401,081	575,327	888,857
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	537,038	157,807	51,450	99,067	1,062,823
Service Class	37,671	13,783	9,840	19,502	133,846
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$50.86	$61.97	$42.09	$31.28	$7.20
Service Class	49.00	55.67	40.76	29.50	6.64

See accompanying notes to the financial statements.

July 31, 2011 :: Statements of Assets and Liabilities :: 131

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund	Oil & Gas UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$11,387,600	$7,568,290	$31,260,724	$3,161,412	$68,674,683
Securities, at value	7,550,600	4,933,283	25,921,237	1,903,374	62,627,830
Repurchase agreements, at value	4,954,000	3,733,000	12,771,000	1,707,000	32,552,000
Total Investment Securities, at value	12,504,600	8,666,283	38,692,237	3,610,374	95,179,830
Cash	128	511	722	525	685
Segregated cash balances with custodian	34	—	—	19	—
Dividends and interest receivable	9,643	5,157	1,812	16	38,522
Receivable for investments sold	—	—	—	—	—
Receivable for capital shares issued	624,148	265,230	1,377,793	37,310	631,854
Receivable from Advisor	—	—	—	1,622	—
Prepaid expenses	12,507	7,218	12,281	12,850	17,785
TOTAL ASSETS	13,151,060	8,944,399	40,084,845	3,662,716	95,868,676
LIABILITIES:
Payable for capital shares redeemed	159,059	692,576	958,791	17,356	422,767
Unrealized loss on swap agreements	454,591	519,746	1,490,686	158,529	3,299,369
Advisory fees payable	7,535	6,244	24,707	—	59,638
Management services fees payable	1,507	1,249	4,941	—	11,928
Administration fees payable	533	414	1,255	128	3,144
Distribution and services fees payable—Service Class	1,325	733	1,816	161	4,407
Transfer agency fees payable	5,048	3,339	7,637	1,447	23,601
Fund accounting fees payable	1,112	865	2,620	268	6,563
Compliance services fees payable	77	159	374	34	971
Service fees payable	166	129	391	40	980
Other accrued expenses	16,149	11,473	47,521	9,024	97,846
TOTAL LIABILITIES	647,102	1,236,927	2,540,739	186,987	3,931,214
NET ASSETS	$12,503,958	$7,707,472	$37,544,106	$3,475,729	$91,937,462
NET ASSETS CONSIST OF:
Capital	$19,062,102	$14,104,241	$30,122,364	$17,101,524	$84,709,730
Accumulated net investment income (loss)	(33,317)	(53,382)	(340,411)	(65,844)	(249,560)
Accumulated net realized gains (losses) on investments	(7,187,236)	(6,921,634)	1,821,326	(13,850,384)	(15,728,486)
Net unrealized appreciation (depreciation) on investments	662,409	578,247	5,940,827	290,433	23,205,778
NET ASSETS	$12,503,958	$7,707,472	$37,544,106	$3,475,729	$91,937,462
NET ASSETS:
Investor Class	$11,309,687	$7,055,624	$35,199,032	$3,301,958	$86,892,168
Service Class	1,194,271	651,848	2,345,074	173,771	5,045,294
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	710,200	202,643	280,868	1,304,257	1,913,744
Service Class	81,690	19,674	20,967	76,869	123,927
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$15.92	$34.82	$125.32	$2.53	$45.40
Service Class	14.62	33.13	111.85	2.26	40.71

See accompanying notes to the financial statements.

132 :: Statements of Assets and Liabilities :: July 31, 2011

	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$39,256,655	$6,421,645	$70,957,000	$32,003,295	$3,137,045
Securities, at value	32,751,148	4,744,107	—	26,175,950	3,256,872
Repurchase agreements, at value	17,232,000	2,092,000	70,957,000	11,776,000	1,501,000
Total Investment Securities, at value	49,983,148	6,836,107	70,957,000	37,951,950	4,757,872
Cash	314	378	460	159	40
Segregated cash balances with custodian	—	—	—	—	30
Dividends and interest receivable	7,732	10,164	668	16,980	1,379
Receivable for investments sold	—	769,146	—	—	—
Receivable for capital shares issued	553,252	170,047	1,433,009	168,812	20,904
Receivable from Advisor	—	—	—	—	6,962
Prepaid expenses	16,249	12,960	17,159	13,743	12,652
TOTAL ASSETS	50,560,695	7,798,802	72,408,296	38,151,644	4,799,839
LIABILITIES:
Payable for capital shares redeemed	2,733,745	102,564	2,715,814	447,767	193,350
Unrealized loss on swap agreements	1,176,554	169,612	6,029,056	1,014,900	143,811
Advisory fees payable	29,437	2,708	43,239	22,299	—
Management services fees payable	5,887	542	8,648	4,460	—
Administration fees payable	1,554	288	2,279	1,260	162
Distribution and services fees payable—Service Class	1,607	1,062	15,394	3,997	229
Transfer agency fees payable	11,703	2,553	31,772	10,443	1,983
Fund accounting fees payable	3,244	601	4,758	2,631	338
Compliance services fees payable	530	44	723	300	105
Service fees payable	485	90	711	393	51
Other accrued expenses	52,171	10,970	81,711	41,352	16,950
TOTAL LIABILITIES	4,016,917	291,034	8,934,105	1,549,802	356,979
NET ASSETS	$46,543,778	$7,507,768	$63,474,191	$36,601,842	$4,442,860
NET ASSETS CONSIST OF:
Capital	$59,228,133	$14,036,157	$122,117,453	$56,158,678	$33,825,356
Accumulated net investment income (loss)	(357,649)	61,726	(890,535)	107,389	7,589
Accumulated net realized gains (losses) on investments	(21,876,645)	(6,834,965)	(51,723,671)	(24,597,980)	(30,867,101)
Net unrealized appreciation (depreciation) on investments	9,549,939	244,850	(6,029,056)	4,933,755	1,477,016
NET ASSETS	$46,543,778	$7,507,768	$63,474,191	$36,601,842	$4,442,860
NET ASSETS:
Investor Class	$44,662,855	$6,504,944	$48,158,701	$33,222,174	$4,183,057
Service Class	1,880,923	1,002,824	15,315,490	3,379,668	259,803
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,648,144	694,719	1,191,083	1,365,945	296,934
Service Class	72,898	112,619	403,371	139,038	20,419
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$27.10	$9.36	$40.43	$24.32	$14.09
Service Class	25.80	8.90	37.97	24.31	12.72

See accompanying notes to the financial statements.

July 31, 2011 :: Statements of Assets and Liabilities :: 133

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund	Short Precious Metals ProFund
ASSETS:
Total Investment Securities, at cost	$9,792,641	$2,162,684	$19,808,816	$1,334,000	$9,966,000
Securities, at value	6,923,831	1,439,507	13,011,536	—	—
Repurchase agreements, at value	6,026,000	1,140,000	8,209,000	1,334,000	9,966,000
Total Investment Securities, at value	12,949,831	2,579,507	21,220,536	1,334,000	9,966,000
Cash	622	267	838	597	348
Segregated cash balances with brokers	—	—	—	—	—
Segregated cash balances with custodian	124	596	92	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—
Dividends and interest receivable	1,292	30,635	25,247	13	94
Receivable for investments sold	—	—	—	—	—
Unrealized gain on swap agreements	—	—	—	71,478	565,124
Receivable for capital shares issued	37,820	910,645	24,097	59,314	1,146,720
Receivable for closed forward currency contracts	—	—	—	—	—
Receivable from Advisor	—	566	—	—	—
Prepaid expenses	11,259	10,524	13,860	13,148	5,797
TOTAL ASSETS	13,000,948	3,532,740	21,284,670	1,478,550	11,684,083
LIABILITIES:
Dividends payable	—	—	—	—	—
Payable for capital shares redeemed	58,565	113,938	277,119	71,481	726,930
Unrealized depreciation on forward currency contracts	—	—	—	—	—
Unrealized loss on swap agreements	429,956	67,615	439,694	—	—
Variation margin on futures contracts	—	—	—	—	—
Advisory fees payable	7,332	—	9,253	669	3,096
Management services fees payable	1,466	—	1,850	134	619
Administration fees payable	386	126	609	79	339
Distribution and services fees payable—Service Class	1,070	433	1,070	125	343
Transfer agency fees payable	4,139	1,604	4,997	1,342	4,142
Fund accounting fees payable	807	262	1,271	165	708
Compliance services fees payable	139	39	96	37	101
Service fees payable	120	39	190	25	106
Other accrued expenses	18,448	8,197	22,422	11,167	19,759
TOTAL LIABILITIES	522,428	192,253	758,571	85,224	756,143
NET ASSETS	$12,478,520	$3,340,487	$20,526,099	$1,393,326	$10,927,940
NET ASSETS CONSIST OF:
Capital	$19,828,412	$5,988,966	$35,409,582	$20,204,880	$31,059,996
Accumulated net investment income (loss)	(120,501)	(21,599)	42,159	(37,619)	(131,770)
Accumulated net realized gains (losses) on investments	(9,956,625)	(2,976,088)	(15,897,668)	(18,845,413)	(20,565,410)
Net unrealized appreciation (depreciation) on investments	2,727,234	349,208	972,026	71,478	565,124
NET ASSETS	$12,478,520	$3,340,487	$20,526,099	$1,393,326	$10,927,940
NET ASSETS:
Investor Class	$11,157,444	$2,864,049	$19,111,319	$1,267,713	$10,608,687
Service Class	1,321,076	476,438	1,414,780	125,613	319,253
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	354,293	208,957	962,048	146,663	1,742,797
Service Class	45,907	36,486	74,583	14,265	49,253
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$31.49	$13.71	$19.87	$8.64	$6.09
Service Class	28.78	13.06	18.97	8.81	6.48

See accompanying notes to the financial statements.

134 :: Statements of Assets and Liabilities :: July 31, 2011

	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund
ASSETS:
Total Investment Securities, at cost	$4,155,000	$59,127,738	$51,703,000	$246,703,000	$54,306,000
Securities, at value	—	10,497,688	—	—	—
Repurchase agreements, at value	4,155,000	48,961,000	51,703,000	246,703,000	54,306,000
Total Investment Securities, at value	4,155,000	59,458,688	51,703,000	246,703,000	54,306,000
Cash	962	825	863	103	983
Segregated cash balances with brokers	—	—	27,028	—	44,610
Segregated cash balances with custodian	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	173,600
Dividends and interest receivable	39	94,119	487	2,323	511
Receivable for investments sold	—	29,362,147	—	—	—
Unrealized gain on swap agreements	122,379	1,524,845	—	—	—
Receivable for capital shares issued	5,232	375,321	724,607	58,076,652	205,881
Receivable for closed forward currency contracts	—	—	—	—	2,135,324
Receivable from Advisor	—	—	—	—	—
Prepaid expenses	13,681	32,136	9,405	28,702	12,355
TOTAL ASSETS	4,297,293	90,848,081	52,465,390	304,810,780	56,879,264
LIABILITIES:
Dividends payable	—	2,423	—	—	—
Payable for capital shares redeemed	41,567	66,371,677	28,843	540,179	58,669
Unrealized depreciation on forward currency contracts	—	—	—	—	2,123,747
Unrealized loss on swap agreements	—	—	1,768,038	13,624,456	—
Variation margin on futures contracts	—	—	19,688	—	11,550
Advisory fees payable	1,063	24,760	36,226	165,127	49,964
Management services fees payable	213	7,428	7,245	33,026	9,993
Administration fees payable	146	1,960	1,906	8,683	2,631
Distribution and services fees payable—Service Class	114	7,165	1,919	9,838	2,118
Transfer agency fees payable	1,611	21,242	10,762	57,594	30,245
Fund accounting fees payable	306	4,091	3,980	18,128	5,493
Compliance services fees payable	76	758	658	2,804	680
Service fees payable	46	611	594	2,708	820
Other accrued expenses	15,634	90,387	79,323	321,477	79,763
TOTAL LIABILITIES	60,776	66,532,502	1,959,182	14,784,020	2,375,673
NET ASSETS	$4,236,517	$24,315,579	$50,506,208	$290,026,760	$54,503,591
NET ASSETS CONSIST OF:
Capital	$62,010,321	$35,940,814	$68,731,891	$499,602,706	$62,071,735
Accumulated net investment income (loss)	(102,620)	23,582	(730,568)	(3,188,601)	(687,277)
Accumulated net realized gains (losses) on investments	(57,793,563)	(13,504,612)	(15,672,097)	(192,762,889)	(4,869,158)
Net unrealized appreciation (depreciation) on investments	122,379	1,855,795	(1,823,018)	(13,624,456)	(2,011,709)
NET ASSETS	$4,236,517	$24,315,579	$50,506,208	$290,026,760	$54,503,591
NET ASSETS:
Investor Class	$4,101,513	$17,641,185	$48,158,406	$281,207,784	$52,069,129
Service Class	135,004	6,674,394	2,347,802	8,818,976	2,434,462
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	570,853	490,686	2,343,828	24,849,731	2,136,457
Service Class	19,444	187,861	113,047	811,613	103,564
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$7.18	$35.95	$20.55	$11.32	$24.37
Service Class	6.94	35.53	20.77	10.87	23.51

See accompanying notes to the financial statements.

July 31, 2011 :: Statements of Assets and Liabilities :: 135

Falling U.S. Dollar ProFund
ASSETS:
Total Investment Securities, at cost	$17,326,000
Repurchase agreements, at value	17,326,000
Total Investment Securities, at value	17,326,000
Cash	344
Segregated cash balances with brokers	28,780
Segregated cash balances with custodian	901
Unrealized appreciation on forward currency contracts	274,176
Interest receivable	163
Receivable for capital shares issued	57,318
Variation margin on futures contracts	7,700
Prepaid expenses	7,695
TOTAL ASSETS	17,703,077
LIABILITIES:
Payable for capital shares redeemed	12,055
Unrealized depreciation on forward currency contracts	129,135
Advisory fees payable	8,699
Management services fees payable	1,740
Administration fees payable	458
Distribution and services fees payable—Service Class	1,069
Transfer agency fees payable	6,253
Fund accounting fees payable	957
Compliance services fees payable	177
Service fees payable	143
Other accrued expenses	17,579
TOTAL LIABILITIES	178,265
NET ASSETS	$17,524,812
NET ASSETS CONSIST OF:
Capital	$19,145,077
Accumulated net investment income (loss)	(1,541,670)
Accumulated net realized gains (losses) on investments	(264,495)
Net unrealized appreciation (depreciation) on investments	185,900
NET ASSETS	$17,524,812
NET ASSETS:
Investor Class	$16,402,630
Service Class	1,122,182
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	653,395
Service Class	44,619
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$25.10
Service Class	25.15

See accompanying notes to the financial statements.

136 :: Statements of Assets and Liabilities :: July 31, 2011

Statements of Operations

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund	Large-Cap Value ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011
INVESTMENT INCOME:
Dividends	$289,258	$141,114	$105,817	$154,589	$455,327
Interest	21,697	19,450	16,002	27,965	46
TOTAL INVESTMENT INCOME	310,955	160,564	121,819	182,554	455,373
EXPENSES:
Advisory fees	334,341	274,661	197,443	338,937	142,500
Management services fees	66,868	54,933	39,489	72,630	28,500
Administration fees	18,141	15,182	10,627	19,506	7,586
Distribution and services fees—Service Class	59,481	34,446	40,982	66,181	29,789
Transfer agency fees	91,041	40,406	37,236	71,587	28,527
Administrative services fees	84,080	112,746	72,630	123,117	51,102
Registration and filing fees	50,684	32,288	37,908	42,003	30,710
Custody fees	9,568	7,721	11,689	7,347	26,419
Fund accounting fees	38,581	32,053	27,675	38,494	16,992
Trustee fees	658	571	360	749	294
Compliance services fees	548	471	319	584	229
Service fees	7,324	6,097	4,462	8,099	3,113
Other fees	61,254	46,407	46,138	77,593	22,754
Recoupment of prior expenses reduced by the Advisor	—	3,747	—	—	—
Total Gross Expenses before reductions	822,569	661,729	526,958	866,827	388,515
Less Expenses reduced by the Advisor	—	—	(30,541)	—	(29,914)
TOTAL NET EXPENSES	822,569	661,729	496,417	866,827	358,601
NET INVESTMENT INCOME (LOSS)	(511,614)	(501,165)	(374,598)	(684,273)	96,772
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,184,891	618,175	1,079,331	2,996,926	2,268,222
Net realized gains (losses) on futures contracts	1,283,627	2,840,306	24,230	1,415,154	—
Net realized gains (losses) on swap agreements	2,604,075	2,282,840	2,611,081	5,478,849	—
Change in net unrealized appreciation/depreciation on investments	(256,198)	1,571,672	939,603	1,078,621	(216,901)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,816,395	7,312,993	4,654,245	10,969,550	2,051,321
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,304,781	$6,811,828	$4,279,647	$10,285,277	$2,148,093

See accompanying notes to the financial statements.

138 :: Statements of Operations :: For the Periods Indicated

	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011
INVESTMENT INCOME:
Dividends	$275,293	$378,352	$221,783	$220,862	$316,836
Interest	29	30	51	53	39
TOTAL INVESTMENT INCOME	275,322	378,382	221,834	220,915	316,875
EXPENSES:
Advisory fees	121,836	162,113	209,709	127,643	218,368
Management services fees	24,367	32,423	41,942	25,529	43,674
Administration fees	6,660	8,609	11,205	6,881	11,516
Distribution and services fees—Service Class	31,441	32,558	87,091	28,174	65,921
Transfer agency fees	27,321	27,242	50,282	21,888	41,932
Administrative services fees	35,145	59,525	47,428	38,596	66,988
Registration and filing fees	30,156	31,252	39,141	35,658	29,607
Custody fees	23,469	24,590	27,445	33,829	38,601
Fund accounting fees	15,178	18,641	23,246	16,041	24,710
Trustee fees	256	328	412	216	408
Compliance services fees	207	274	375	206	350
Service fees	2,604	3,426	4,301	2,941	4,711
Other fees	23,648	29,128	35,235	23,413	37,204
Recoupment of prior expenses reduced by the Advisor	—	—	5,853	—	—
Total Gross Expenses before reductions	342,288	430,109	583,665	361,015	583,990
Less Expenses reduced by the Advisor	(29,809)	(23,477)	—	(38,719)	(14,914)
TOTAL NET EXPENSES	312,479	406,632	583,665	322,296	569,076
NET INVESTMENT INCOME (LOSS)	(37,157)	(28,250)	(361,831)	(101,381)	(252,201)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	541,730	1,029,200	2,204,401	2,208,076	1,123,609
Net realized gains (losses) on futures contracts	—	—	—	—	—
Net realized gains (losses) on swap agreements	—	—	—	—	—
Change in net unrealized appreciation/depreciation on investments	1,604,745	1,159,857	1,634,061	(242,991)	3,752,656
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,146,475	2,189,057	3,838,462	1,965,085	4,876,265
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,109,318	$2,160,807	$3,476,631	$1,863,704	$4,624,064

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 139

	Europe 30 ProFund	UltraBull ProFund	UltraMid-Cap ProFund	UltraSmall-Cap ProFund	UltraDow 30 ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011
INVESTMENT INCOME:
Dividends	$952,879	$927,583	$358,955	$202,292	$173,910
Interest	85	40,346	23,231	33,222	8,668
Foreign tax withholding	(128,084)	—	—	—	—
TOTAL INVESTMENT INCOME	824,880	967,929	382,186	235,514	182,578
EXPENSES:
Advisory fees	143,890	717,229	498,742	449,757	139,789
Management services fees	28,778	143,446	99,749	89,952	27,958
Administration fees	7,765	39,138	26,950	24,309	7,569
Distribution and services fees—Service Class	18,751	78,977	41,633	43,195	32,481
Transfer agency fees	24,699	145,830	74,736	103,648	39,040
Administrative services fees	29,869	228,527	190,658	127,650	28,487
Registration and filing fees	42,382	47,077	36,264	49,832	34,352
Custody fees	6,727	20,964	12,996	12,818	6,109
Fund accounting fees	15,275	79,027	54,844	54,360	14,903
Trustee fees	318	1,372	931	889	298
Compliance services fees	154	988	854	770	222
Service fees	3,162	16,696	10,470	9,512	3,006
Other fees	19,007	112,238	81,933	94,960	29,457
Recoupment of prior expenses reduced by the Advisor	9,584	—	—	2,918	—
Total Gross Expenses before reductions	350,361	1,631,509	1,130,760	1,064,570	363,671
Less Expenses reduced by the Advisor	—	—	—	—	(10,088)
TOTAL NET EXPENSES	350,361	1,631,509	1,130,760	1,064,570	353,583
NET INVESTMENT INCOME (LOSS)	474,519	(663,580)	(748,574)	(829,056)	(171,005)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(4,710,230)	1,158,967	2,191,186	2,332,297	1,976
Net realized gains (losses) on futures contracts	19,261	5,316,997	5,328,007	1,358,478	63,708
Net realized gains (losses) on swap agreements	—	16,971,059	10,300,903	15,941,814	3,617,685
Change in net unrealized appreciation/depreciation on investments	98,141	4,450,868	3,294,323	2,118,579	629,991
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(4,592,828)	27,897,891	21,114,419	21,751,168	4,313,360
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,118,309)	$27,234,311	$20,365,845	$20,922,112	$4,142,355

See accompanying notes to the financial statements.

140 :: Statements of Operations :: For the Periods Indicated

	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraChina ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011
INVESTMENT INCOME:
Dividends	$759,520	$—	$1,403,768	$1,170,092	$337,914
Interest	46,540	20,858	14,639	10,509	6,852
Foreign tax withholding	—	—	(184,494)	(151,749)	(31,669)
TOTAL INVESTMENT INCOME	806,060	20,858	1,233,913	1,028,852	313,097
EXPENSES:
Advisory fees	1,028,402	232,604	479,178	356,594	217,319
Management services fees	205,681	46,521	95,836	71,319	43,464
Administration fees	56,138	12,486	26,144	19,593	11,806
Distribution and services fees—Service Class	69,371	20,671	72,580	32,151	14,066
Transfer agency fees	214,556	29,892	97,673	68,970	37,702
Administrative services fees	295,506	85,791	145,552	103,411	78,867
Registration and filing fees	47,230	34,833	53,150	45,679	38,164
Custody fees	12,851	6,602	10,327	12,117	17,647
Fund accounting fees	109,819	24,162	51,068	38,241	23,064
Trustee fees	2,098	469	929	695	425
Compliance services fees	1,730	447	754	584	323
Service fees	22,961	4,590	11,173	8,501	4,953
Other fees	211,756	37,168	86,294	65,022	40,516
Recoupment of prior expenses reduced by the Advisor	—	—	—	—	—
Total Gross Expenses before reductions	2,278,099	536,236	1,130,658	822,877	528,316
Less Expenses reduced by the Advisor	—	(10,815)	—	—	(12,967)
TOTAL NET EXPENSES	2,278,099	525,421	1,130,658	822,877	515,349
NET INVESTMENT INCOME (LOSS)	(1,472,039)	(504,563)	103,255	205,975	(202,252)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	16,459,672	(14,269)	(349,144)	6,036,094	466,646
Net realized gains (losses) on futures contracts	2,805,266	863,028	—	—	—
Net realized gains (losses) on swap agreements	36,277,391	2,962,578	3,029,177	6,287,922	3,097,644
Change in net unrealized appreciation/depreciation on investments	3,035,541	(106,607)	1,591,663	(2,968,455)	1,109,439
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	58,577,870	3,704,730	4,271,696	9,355,561	4,673,729
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$57,105,831	$3,200,167	$4,374,951	$9,561,536	$4,471,477

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 141

	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short NASDAQ-100 ProFund	UltraBear ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011
INVESTMENT INCOME:
Interest	$12,316	$58,330	$14,494	$13,082	$64,245
EXPENSES:
Advisory fees	170,617	438,489	103,776	102,922	536,325
Management services fees	28,436	87,698	20,755	20,585	107,266
Administration fees	7,690	24,295	5,658	5,484	29,441
Distribution and services fees—Service Class	4,060	35,037	26,495	7,941	24,662
Transfer agency fees	23,341	56,849	24,552	22,954	89,172
Administrative services fees	56,392	217,697	34,192	34,771	206,864
Registration and filing fees	28,317	48,086	39,775	35,521	45,041
Custody fees	3,903	7,853	7,381	5,712	8,173
Fund accounting fees	14,927	47,592	11,238	10,711	57,765
Trustee fees	275	844	267	239	1,097
Compliance services fees	249	731	199	175	1,141
Service fees	3,155	11,252	2,615	2,363	12,783
Other fees	24,757	73,087	19,294	21,588	79,576
Total Gross Expenses before reductions	366,119	1,049,510	296,197	270,966	1,199,306
Less Expenses reduced by the Advisor	(34,094)	—	(30,342)	(25,617)	—
TOTAL NET EXPENSES	332,025	1,049,510	265,855	245,349	1,199,306
NET INVESTMENT INCOME (LOSS)	(319,709)	(991,180)	(251,361)	(232,267)	(1,135,061)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(8,890)	(20,045)	—	(17,455)	(13,109)
Net realized gains (losses) on futures contracts	(123,056)	(3,410,285)	(247,890)	(442,726)	(3,513,715)
Net realized gains (losses) on swap agreements	337,190	(13,117,970)	(6,576,826)	(3,685,612)	(27,753,801)
Change in net unrealized appreciation/depreciation on investments	654,656	577,606	52,487	(130,033)	953,775
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	859,900	(15,970,694)	(6,772,229)	(4,275,826)	(30,326,850)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$540,191	$(16,961,874)	$(7,023,590)	$(4,508,093)	$(31,461,911)

See accompanying notes to the financial statements.

142 :: Statements of Operations :: For the Periods Indicated

	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011
INVESTMENT INCOME:
Interest	$2,829	$22,935	$7,967	$27,445	$12,638
EXPENSES:
Advisory fees	24,154	170,297	65,299	213,814	114,822
Management services fees	4,831	34,059	13,060	42,763	22,964
Administration fees	1,314	9,192	3,564	11,596	6,705
Distribution and services fees—Service Class	2,611	38,631	6,555	8,129	6,122
Transfer agency fees	7,049	55,708	17,508	56,793	16,219
Administrative services fees	4,945	30,450	18,005	54,683	48,165
Registration and filing fees	29,927	75,428	30,469	44,784	29,647
Custody fees	4,863	7,033	5,638	9,630	6,416
Fund accounting fees	2,581	17,976	6,979	22,680	13,162
Trustee fees	47	335	116	438	232
Compliance services fees	47	303	111	356	232
Service fees	570	4,055	1,557	5,066	2,815
Other fees	6,418	31,695	15,770	41,519	20,006
Total Gross Expenses before reductions	89,357	475,162	184,631	512,251	287,507
Less Expenses reduced by the Advisor	(31,031)	(43,712)	(27,452)	—	—
TOTAL NET EXPENSES	58,326	431,450	157,179	512,251	287,507
NET INVESTMENT INCOME (LOSS)	(55,497)	(408,515)	(149,212)	(484,806)	(274,869)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	(10,810)	—	(8,290)	—
Net realized gains (losses) on futures contracts	(448,005)	(734,127)	(497,301)	(821,980)	(839,287)
Net realized gains (losses) on swap agreements	(1,768,877)	(15,105,230)	(2,983,465)	(18,842,364)	(7,835,522)
Change in net unrealized appreciation/depreciation on investments	129,424	272,919	315,773	187,569	136,463
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,087,458)	(15,577,248)	(3,164,993)	(19,485,065)	(8,538,346)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,142,955)	$(15,985,763)	$(3,314,205)	$(19,969,871)	$(8,813,215)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 143

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund	Banks UltraSector ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$123,385
Interest	10,111	2,972	2,939	3,064	3,457
TOTAL INVESTMENT INCOME	10,111	2,972	2,939	3,064	126,842
EXPENSES:
Advisory fees	83,923	24,013	25,434	35,051	119,178
Management services fees	16,785	4,802	5,087	5,842	23,836
Administration fees	3,760	1,321	1,514	1,576	6,409
Distribution and services fees—Service Class	8,950	1,640	2,048	4,599	10,121
Transfer agency fees	12,314	7,193	5,148	6,411	22,156
Administrative services fees	28,737	7,155	5,712	8,872	42,927
Registration and filing fees	35,995	32,670	32,412	30,201	34,508
Custody fees	4,377	5,855	4,972	3,302	9,451
Fund accounting fees	7,331	2,588	2,960	3,063	12,933
Trustee fees	167	46	49	65	231
Compliance services fees	134	40	47	53	194
Service fees	1,564	570	634	697	2,627
Other fees	11,846	6,804	6,698	6,630	26,533
Recoupment of prior expenses reduced by the Advisor	—	—	—	—	—
Total Gross Expenses before reductions	215,883	94,697	92,715	106,362	311,104
Less Expenses reduced by the Advisor	(13,472)	(37,668)	(32,059)	(34,386)	(26,078)
TOTAL NET EXPENSES	202,411	57,029	60,656	71,976	285,026
NET INVESTMENT INCOME (LOSS)	(192,300)	(54,057)	(57,717)	(68,912)	(158,184)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	(4,950)	(404,184)
Net realized gains (losses) on futures contracts	—	—	—	(1,812,799)	—
Net realized gains (losses) on swap agreements	(4,388,132)	(1,665,209)	(2,090,723)	(1,589,081)	(692,617)
Change in net unrealized appreciation/depreciation on investments	80,073	67,060	(5,927)	(221,241)	(758,478)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(4,308,059)	(1,598,149)	(2,096,650)	(3,628,071)	(1,855,279)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,500,359)	$(1,652,206)	$(2,154,367)	$(3,696,983)	$(2,013,463)

See accompanying notes to the financial statements.

144 :: Statements of Operations :: For the Periods Indicated

	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011
INVESTMENT INCOME:
Dividends	$543,069	$4,806	$50,583	$45,606	$113,690
Interest	7,655	1,911	482	811	1,947
TOTAL INVESTMENT INCOME	550,724	6,717	51,065	46,417	115,637
EXPENSES:
Advisory fees	289,104	74,046	21,028	29,705	73,179
Management services fees	57,821	14,809	4,206	5,941	14,636
Administration fees	15,566	4,036	1,134	1,606	3,858
Distribution and services fees—Service Class	49,442	10,223	5,809	7,510	8,567
Transfer agency fees	50,986	13,574	4,340	6,468	11,036
Administrative services fees	110,708	24,198	6,567	9,413	28,161
Registration and filing fees	33,119	29,586	31,554	30,387	28,421
Custody fees	8,461	6,337	10,804	10,584	16,056
Fund accounting fees	30,557	8,077	3,028	4,404	9,150
Trustee fees	595	150	51	61	135
Compliance services fees	483	121	37	52	116
Service fees	6,202	1,631	434	682	1,503
Other fees	54,884	17,957	8,280	10,917	18,696
Recoupment of prior expenses reduced by the Advisor	6,486	—	—	—	—
Total Gross Expenses before reductions	714,414	204,745	97,272	117,730	213,514
Less Expenses reduced by the Advisor	—	(9,674)	(42,957)	(41,699)	(36,148)
TOTAL NET EXPENSES	714,414	195,071	54,315	76,031	177,366
NET INVESTMENT INCOME (LOSS)	(163,690)	(188,354)	(3,250)	(29,614)	(61,729)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,336,421	1,029,196	(58,746)	237,026	123,799
Net realized gains (losses) on futures contracts	—	—	—	—	—
Net realized gains (losses) on swap agreements	5,952,376	956,459	159,329	665,261	97,778
Change in net unrealized appreciation/depreciation on investments	1,920,491	(293,727)	148,004	259,505	(496,986)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	10,209,288	1,691,928	248,587	1,161,792	(275,409)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,045,598	$1,503,574	$245,337	$1,132,178	$(337,138)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 145

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund	Oil & Gas UltraSector ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011
INVESTMENT INCOME:
Dividends	$101,661	$174,881	$190,848	$1,789	$999,070
Interest	1,129	1,947	6,234	844	12,405
TOTAL INVESTMENT INCOME	102,790	176,828	197,082	2,633	1,011,475
EXPENSES:
Advisory fees	55,648	94,491	242,224	27,725	569,487
Management services fees	11,130	18,898	48,445	5,545	113,898
Administration fees	3,007	4,659	13,053	1,529	30,506
Distribution and services fees—Service Class	8,869	17,204	22,042	4,148	47,946
Transfer agency fees	9,132	12,967	32,465	5,727	78,464
Administrative services fees	20,869	28,450	94,303	9,366	221,362
Registration and filing fees	27,465	34,154	29,594	31,405	36,542
Custody fees	9,775	14,125	7,990	4,676	12,277
Fund accounting fees	6,746	10,518	25,608	3,061	59,861
Trustee fees	119	203	475	57	1,187
Compliance services fees	90	154	417	44	1,048
Service fees	1,109	1,612	5,211	661	11,221
Other fees	14,958	18,857	51,771	9,891	100,424
Recoupment of prior expenses reduced by the Advisor	—	—	6,322	—	—
Total Gross Expenses before reductions	168,917	256,292	579,920	103,835	1,284,223
Less Expenses reduced by the Advisor	(31,686)	(20,975)	—	(35,735)	—
TOTAL NET EXPENSES	137,231	235,317	579,920	68,100	1,284,223
NET INVESTMENT INCOME (LOSS)	(34,441)	(58,489)	(382,838)	(65,467)	(272,748)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(35,071)	(437,046)	417,132	70,427	28,587
Net realized gains (losses) on swap agreements	660,400	694,795	6,070,256	2,354	15,911,714
Change in net unrealized appreciation/depreciation on investments	(17,949)	(111,024)	3,053,960	(217,357)	9,535,800
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	607,380	146,725	9,541,348	(144,576)	25,476,101
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$572,939	$88,236	$9,158,510	$(210,043)	$25,203,353

See accompanying notes to the financial statements.

146 :: Statements of Operations :: For the Periods Indicated

	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011
INVESTMENT INCOME:
Dividends	$253,641	$99,296	$—	$610,134	$228,445
Interest	5,880	746	58,640	6,372	2,901
TOTAL INVESTMENT INCOME	259,521	100,042	58,640	616,506	231,346
EXPENSES:
Advisory fees	278,723	31,698	518,373	223,796	94,246
Management services fees	55,745	6,339	103,675	44,759	18,849
Administration fees	14,950	1,724	28,170	12,127	5,043
Distribution and services fees—Service Class	22,657	4,784	101,325	35,346	4,890
Transfer agency fees	42,031	6,300	123,856	38,617	12,288
Administrative services fees	108,415	10,889	137,586	85,947	42,500
Registration and filing fees	34,305	26,755	45,144	43,388	30,328
Custody fees	8,396	4,664	8,350	9,000	8,205
Fund accounting fees	29,247	3,531	54,756	24,277	10,086
Trustee fees	533	62	1,027	473	230
Compliance services fees	556	52	874	370	127
Service fees	5,410	669	11,725	5,033	2,090
Other fees	55,182	10,410	93,061	44,876	20,616
Recoupment of prior expenses reduced by the Advisor	10,614	—	—	—	—
Total Gross Expenses before reductions	666,764	107,877	1,227,922	568,009	249,498
Less Expenses reduced by the Advisor	(12,145)	(29,976)	—	(16,439)	(27,013)
TOTAL NET EXPENSES	654,619	77,901	1,227,922	551,570	222,485
NET INVESTMENT INCOME (LOSS)	(395,098)	22,141	(1,169,282)	64,936	8,861
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,058,874)	(54,925)	(32,672)	999,645	467,570
Net realized gains (losses) on swap agreements	7,227,272	495,406	18,453,343	3,474,374	712,362
Change in net unrealized appreciation/depreciation on investments	6,356,548	67,773	(4,170,237)	394,946	715,037
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	12,524,946	508,254	14,250,434	4,868,965	1,894,969
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$12,129,848	$530,395	$13,081,152	$4,933,901	$1,903,830

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 147

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund	Short Precious Metals ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011
INVESTMENT INCOME:
Dividends	$98,877	$156,064	$441,046	$—	$—
Interest	2,669	926	3,155	4,083	9,916
TOTAL INVESTMENT INCOME	101,546	156,990	444,201	4,083	9,916
EXPENSES:
Advisory fees	97,479	30,454	101,946	29,683	80,920
Management services fees	19,496	6,091	20,389	5,937	16,184
Administration fees	5,204	1,642	5,618	1,837	4,366
Distribution and services fees—Service Class	22,959	6,783	12,324	713	4,027
Transfer agency fees	18,516	6,191	15,659	6,781	16,305
Administrative services fees	25,041	8,702	43,000	8,971	34,164
Registration and filing fees	27,140	27,929	27,940	29,934	33,720
Custody fees	11,025	5,564	9,672	5,730	5,615
Fund accounting fees	11,186	3,351	11,517	3,492	8,568
Trustee fees	210	63	225	72	159
Compliance services fees	160	52	143	43	123
Service fees	2,081	703	2,462	780	1,872
Other fees	21,413	9,980	17,861	463	16,666
Total Gross Expenses before reductions	261,910	107,505	268,756	94,436	222,689
Less Expenses reduced by the Advisor	(14,722)	(30,474)	(21,275)	(25,524)	(32,008)
TOTAL NET EXPENSES	247,188	77,031	247,481	68,912	190,681
NET INVESTMENT INCOME (LOSS)	(145,642)	79,959	196,720	(64,829)	(180,765)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	115,797	150,995	546,362	—	—
Net realized gains (losses) on futures contracts	—	—	—	—	—
Net realized gains (losses) on swap agreements	1,374,293	577,606	774,588	(4,755,794)	(4,826,519)
Net realized gains (losses) on forward currency contracts	—	—	—	—	—
Change in net unrealized appreciation/depreciation on investments	701,014	85,776	(129,966)	321,696	1,043,102
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,191,104	814,377	1,190,984	(4,434,098)	(3,783,417)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,045,462	$894,336	$1,387,704	$(4,498,927)	$(3,964,182)

See accompanying notes to the financial statements.

148 :: Statements of Operations :: For the Periods Indicated

	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011	Year Ended July 31, 2011
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—
Interest	11,106	1,350,709	53,227	206,047	40,094
TOTAL INVESTMENT INCOME	11,106	1,350,709	53,227	206,047	40,094
EXPENSES:
Advisory fees	74,366	335,260	461,344	1,894,834	370,364
Management services fees	14,873	100,579	92,269	378,969	74,073
Administration fees	4,112	27,168	25,206	101,985	18,153
Distribution and services fees—Service Class	9,188	89,668	51,851	165,216	26,162
Transfer agency fees	8,679	87,961	66,384	226,495	77,085
Administrative services fees	41,843	172,420	169,950	773,927	83,955
Registration and filing fees	34,411	59,575	52,825	56,961	41,541
Custody fees	5,676	11,101	7,114	15,564	7,216
Fund accounting fees	7,874	53,057	48,970	198,352	35,734
Trustee fees	141	989	976	3,708	447
Compliance services fees	111	909	852	3,213	676
Service fees	1,945	11,390	10,583	41,041	7,161
Other fees	13,154	73,855	70,775	293,359	85,153
Total Gross Expenses before reductions	216,373	1,023,932	1,059,099	4,153,624	827,720
Less Expenses reduced by the Advisor	(10,087)	—	—	—	—
TOTAL NET EXPENSES	206,286	1,023,932	1,059,099	4,153,624	827,720
NET INVESTMENT INCOME (LOSS)	(195,180)	326,777	(1,005,872)	(3,947,577)	(787,626)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	(369,995)	(39,454)	(197,968)	(73,445)
Net realized gains (losses) on futures contracts	—	268,750	(220,010)	(608,679)	(522,768)
Net realized gains (losses) on swap agreements	(3,391,695)	(6,407,444)	(3,588,729)	(10,771,191)	—
Net realized gains (losses) on forward currency contracts	—	—	—	—	(5,936,463)
Change in net unrealized appreciation/depreciation on investments	483,715	1,415,250	(757,790)	(8,717,685)	(1,628,289)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,907,980)	(5,093,439)	(4,605,983)	(20,295,523)	(8,160,965)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,103,160)	$(4,766,662)	$(5,611,855)	$(24,243,100)	$(8,948,591)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 149

Falling U.S. Dollar ProFund
Year Ended July 31, 2011
INVESTMENT INCOME:
Interest	$14,827
EXPENSES:
Advisory fees	131,597
Management services fees	26,319
Administration fees	7,217
Distribution and services fees—Service Class	8,856
Transfer agency fees	20,652
Administrative services fees	44,980
Registration and filing fees	27,747
Custody fees	5,947
Fund accounting fees	13,959
Trustee fees	268
Compliance services fees	216
Service fees	2,633
Other fees	23,846
Total Gross Expenses before reductions	314,237
Less Expenses reduced by the Advisor	(9,136)
TOTAL NET EXPENSES	305,101
NET INVESTMENT INCOME (LOSS)	(290,274)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	191,228
Net realized gains (losses) on forward currency contracts	1,474,157
Change in net unrealized appreciation/depreciation on investments	(20,839)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,644,546
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,354,272

See accompanying notes to the financial statements.

150 :: Statements of Operations :: For the Periods Indicated

Statements of
Changes in Net Assets

	Bull ProFund		Mid-Cap ProFund		Small-Cap ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(511,614)	$(237,953)	$(501,165)	$(159,583)	$(374,598)	$(392,091)
Net realized gains (losses) on investments	6,072,593	3,276,197	5,741,321	(1,343,958)	3,714,642	(841,802)
Change in net unrealized appreciation/depreciation on investments	(256,198)	(1,106,626)	1,571,672	578,165	939,603	(633,095)
Change in net assets resulting from operations	5,304,781	1,931,618	6,811,828	(925,376)	4,279,647	(1,866,988)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—	—	—
Service Class	—	—	—	—	—	—
Net realized gains on investments
Investor Class	—	—	—	—	—	—
Service Class	—	—	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—	—	—
Change in net assets resulting from capital transactions	(12,102,055)	2,906,395	7,524,527	7,207,986	(14,262,121)	7,326,273
Change in net assets	(6,797,274)	4,838,013	14,336,355	6,282,610	(9,982,474)	5,459,285
NET ASSETS:
Beginning of period	50,801,038	45,963,025	20,180,998	13,898,388	23,931,501	18,472,216
End of period	$44,003,764	$50,801,038	$34,517,353	$20,180,998	$13,949,027	$23,931,501
Accumulated net investment income (loss)	$(340,744)	$(148,254)	$(487,296)	$(179,930)	$(421,486)	$(410,890)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$693,958,844	$658,844,969	$127,488,234	$177,876,442	$197,500,766	$411,249,995
Dividends reinvested	—	—	—	—	—	—
Value of shares redeemed	(703,582,298)	(652,463,290)	(124,520,625)	(171,027,424)	(211,767,563)	(404,708,975)
Service Class
Proceeds from shares issued	93,535,944	88,122,268	37,177,291	35,487,004	223,225,375	211,171,639
Dividends reinvested	—	—	—	—	—	—
Value of shares redeemed	(96,014,545)	(91,597,552)	(32,620,373)	(35,128,036)	(223,220,699)	(210,386,386)
Change in net assets resulting from capital transactions	$(12,102,055)	$2,906,395	$7,524,527	$7,207,986	$(14,262,121)	$7,326,273
SHARE TRANSACTIONS:
Investor Class
Issued	12,330,445	13,276,665	2,685,446	4,541,475	4,655,587	11,828,273
Reinvested	—	—	—	—	—	—
Redeemed	(12,549,139)	(13,198,173)	(2,590,351)	(4,452,440)	(4,986,225)	(11,765,255)
Service Class
Issued	1,859,109	1,945,678	902,977	963,221	5,809,140	6,486,956
Reinvested	—	—	—	—	—	—
Redeemed	(1,908,312)	(2,043,683)	(791,931)	(964,646)	(5,823,983)	(6,487,208)
Change in shares	(267,897)	(19,513)	206,141	87,610	(345,481)	62,766

See accompanying notes to the financial statements.

152 :: Statements of Changes in Net Assets :: For the Periods Indicated

	NASDAQ-100 ProFund		Large-Cap Value ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(684,273)	$(739,008)	$96,772	$47,156
Net realized gains (losses) on investments	9,890,929	10,869,297	2,268,222	1,673,037
Change in net unrealized appreciation/depreciation on investments	1,078,621	(2,703,463)	(216,901)	(517,880)
Change in net assets resulting from operations	10,285,277	7,426,826	2,148,093	1,202,313
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	(108,656)
Service Class	—	—	—	(8,235)
Net realized gains on investments
Investor Class	(1,264,317)	(893,595)	—	—
Service Class	(222,743)	(129,025)	—	—
Change in net assets resulting from distributions	(1,487,060)	(1,022,620)	—	(116,891)
Change in net assets resulting from capital transactions	(6,453,751)	(98,611,868)	798,998	5,635,293
Change in net assets	2,344,466	(92,207,662)	2,947,091	6,720,715
NET ASSETS:
Beginning of period	47,068,849	139,276,511	14,252,852	7,532,137
End of period	$49,413,315	$47,068,849	$17,199,943	$14,252,852
Accumulated net investment income (loss)	$(518,256)	$(501,911)	$72,110	$11,730
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$834,443,838	$870,176,117	$125,306,850	$131,488,255
Dividends reinvested	1,206,208	858,988	—	102,628
Value of shares redeemed	(841,104,152)	(967,505,570)	(126,417,745)	(124,493,321)
Service Class
Proceeds from shares issued	127,997,578	181,883,746	12,159,852	13,145,558
Dividends reinvested	216,683	123,835	—	6,175
Value of shares redeemed	(129,213,906)	(184,148,984)	(10,249,959)	(14,614,002)
Change in net assets resulting from capital transactions	$(6,453,751)	$(98,611,868)	$798,998	$5,635,293
SHARE TRANSACTIONS:
Investor Class
Issued	11,213,768	13,836,565	3,376,497	3,974,924
Reinvested	16,074	13,262	—	3,078
Redeemed	(11,314,143)	(15,512,765)	(3,400,099)	(3,754,831)
Service Class
Issued	1,954,041	3,070,318	340,757	411,826
Reinvested	3,208	2,097	—	193
Redeemed	(1,974,053)	(3,110,720)	(284,449)	(459,434)
Change in shares	(101,105)	(1,701,243)	32,706	175,756

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 153

	Large-Cap Growth ProFund		Mid-Cap Value ProFund		Mid-Cap Growth ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(37,157)	$(62,956)	$(28,250)	$185	$(361,831)	$(179,821)
Net realized gains (losses) on investments	541,730	2,952,806	1,029,200	346,724	2,204,401	823,277
Change in net unrealized appreciation/depreciation on investments	1,604,745	(1,793,984)	1,159,857	466,467	1,634,061	(245,265)
Change in net assets resulting from operations	2,109,318	1,095,866	2,160,807	813,376	3,476,631	398,191
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	(57,952)	—	—
Service Class	—	—	—	(13,296)	—	—
Net realized gains on investments
Investor Class	—	—	—	—	—	—
Service Class	—	—	—	—	—	—
Change in net assets resulting from distributions	—	—	—	(71,248)	—	—
Change in net assets resulting from capital transactions	25,662,805	(18,119,706)	941,010	6,012,498	15,962,575	(7,603,479)
Change in net assets	27,772,123	(17,023,840)	3,101,817	6,754,626	19,439,206	(7,205,288)
NET ASSETS:
Beginning of period	8,563,642	25,587,482	15,390,731	8,636,105	12,936,511	20,141,799
End of period	$36,335,765	$8,563,642	$18,492,548	$15,390,731	$32,375,717	$12,936,511
Accumulated net investment income (loss)	$(24,673)	$(42,315)	$(130,244)	$(117,621)	$(296,866)	$(131,150)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$102,955,320	$76,954,135	$142,957,250	$158,059,424	$132,910,129	$71,075,068
Dividends reinvested	—	—	—	57,389	—	—
Value of shares redeemed	(77,437,644)	(95,153,668)	(143,501,057)	(150,883,192)	(116,527,963)	(79,822,892)
Service Class
Proceeds from shares issued	6,812,154	5,424,939	12,768,401	7,879,632	23,746,866	16,408,381
Dividends reinvested	—	—	—	12,962	—	—
Value of shares redeemed	(6,667,025)	(5,345,112)	(11,283,584)	(9,113,717)	(24,166,457)	(15,264,036)
Change in net assets resulting from capital transactions	$25,662,805	$(18,119,706)	$941,010	$6,012,498	$15,962,575	$(7,603,479)
SHARE TRANSACTIONS:
Investor Class
Issued	2,623,336	2,254,299	3,272,625	4,432,175	2,978,338	2,055,284
Reinvested	—	—	—	1,554	—	—
Redeemed	(1,998,262)	(2,825,858)	(3,298,978)	(4,269,734)	(2,632,570)	(2,390,911)
Service Class
Issued	188,026	168,831	309,617	237,616	587,288	511,420
Reinvested	—	—	—	378	—	—
Redeemed	(187,356)	(173,493)	(270,723)	(267,312)	(595,370)	(489,250)
Change in shares	625,744	(576,221)	12,541	134,677	337,686	(313,457)

(a)  Amount includes $20,263 and $1,212 for the Investor Class and Service Class, respectively, related to a voluntary capital contribution from the Advisor due to corrections of investment transactions.

(b)  Amount includes $23,535 and $3,533 for the Investor Class and Service Class, respectively, related to a voluntary capital contribution from the Advisor due to corrections of investment transactions.

See accompanying notes to the financial statements.

154 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Small-Cap Value ProFund		Small-Cap Growth ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(101,381)	$(97,002)	$(252,201)	$(142,284)
Net realized gains (losses) on investments	2,208,076	3,587,301	1,123,609	590,437
Change in net unrealized appreciation/depreciation on investments	(242,991)	(915,600)	3,752,656	(746,970)
Change in net assets resulting from operations	1,863,704	2,574,699	4,624,064	(298,817)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Service Class	—	—	—	—
Net realized gains on investments
Investor Class	—	(18,469)	—	—
Service Class	—	(1,954)	—	—
Change in net assets resulting from distributions	—	(20,423)	—	—
Change in net assets resulting from capital transactions	(144,521)	(17,680,685)	(11,310,270)	19,743,277
Change in net assets	1,719,183	(15,126,409)	(6,686,206)	19,444,460
NET ASSETS:
Beginning of period	7,128,599	22,255,008	33,515,630	14,071,170
End of period	$8,847,782	$7,128,599	$26,829,424	$33,515,630
Accumulated net investment income (loss)	$(120,317)	$(137,185)	$(208,999)	$(104,306)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$122,259,718 (a)	$167,392,152	$151,202,000 (b)	$103,746,213
Dividends reinvested	—	18,390	—	—
Value of shares redeemed	(124,443,363)	(184,127,046)	(165,732,931)	(84,048,872)
Service Class
Proceeds from shares issued	15,899,153 (a)	12,307,627	23,861,685 (b)	9,301,306
Dividends reinvested	—	1,945	—	—
Value of shares redeemed	(13,860,029)	(13,273,753)	(20,641,024)	(9,255,370)
Change in net assets resulting from capital transactions	$(144,521)	$(17,680,685)	$(11,310,270)	$19,743,277
SHARE TRANSACTIONS:
Investor Class
Issued	2,997,877	4,566,024	3,494,757	2,926,675
Reinvested	—	533	—	—
Redeemed	(3,030,505)	(5,038,151)	(3,917,176)	(2,445,161)
Service Class
Issued	410,693	361,472	589,569	289,536
Reinvested	—	61	—	—
Redeemed	(362,366)	(390,498)	(505,623)	(298,712)
Change in shares	15,699	(500,559)	(338,473)	472,338

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 155

	Europe 30 ProFund		UltraBull ProFund		UltraMid-Cap ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$474,519	$21,834	$(663,580)	$(462,636)	$(748,574)	$(396,031)
Net realized gains (losses) on investments	(4,690,969)	474,538	23,447,023	8,019,982	17,820,096	19,571,023
Change in net unrealized appreciation/depreciation on investments	98,141	(670,624)	4,450,868	(3,986,972)	3,294,323	2,095,650
Change in net assets resulting from operations	(4,118,309)	(174,252)	27,234,311	3,570,374	20,365,845	21,270,642
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	(110,157)	—	—	—	(2,849)
Service Class	—	(13,229)	—	—	—	—
Change in net assets resulting from distributions	—	(123,386)	—	—	—	(2,849)
Change in net assets resulting from capital transactions	(920,280)	3,402,801	(20,702,872)	30,759,046	10,666,873	(17,049,857)
Change in net assets	(5,038,589)	3,105,163	6,531,439	34,329,420	31,032,718	4,217,936
NET ASSETS:
Beginning of period	12,719,756	9,614,593	101,612,711	67,283,291	34,174,082	29,956,146
End of period	$7,681,167	$12,719,756	$108,144,150	$101,612,711	$65,206,800	$34,174,082
Accumulated net investment income (loss)	$486,976	$12,457	$(462,221)	$(302,345)	$(698,088)	$(377,831)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$256,786,627	$156,784,843	$3,407,962,592	$2,059,766,295	$595,351,065	$489,841,601
Dividends reinvested	—	102,762	—	—	—	2,677
Value of shares redeemed	(256,637,102)	(153,704,001)	(3,427,865,439)	(2,026,815,352)	(582,473,947)	(507,221,659)
Service Class
Proceeds from shares issued	15,919,002	16,550,339	103,751,406	122,274,215	60,325,838	63,569,709
Dividends reinvested	—	13,161	—	—	—	—
Value of shares redeemed	(16,988,807)	(16,344,303)	(104,551,431)	(124,466,112)	(62,536,083)	(63,242,185)
Change in net assets resulting from capital transactions	$(920,280)	$3,402,801	$(20,702,872)	$30,759,046	$10,666,873	$(17,049,857)
SHARE TRANSACTIONS:
Investor Class
Issued	18,178,404	11,788,658	86,420,316	66,745,404	14,373,522	17,945,353
Reinvested	—	7,377	—	—	—	96
Redeemed	(18,548,320)	(11,566,176)	(87,122,444)	(66,020,053)	(14,017,204)	(18,208,870)
Service Class
Issued	1,123,397	1,194,893	2,936,481	4,340,051	1,586,373	2,566,642
Reinvested	—	922	—	—	—	—
Redeemed	(1,228,159)	(1,195,547)	(2,933,375)	(4,423,692)	(1,630,922)	(2,568,065)
Change in shares	(474,678)	230,127	(699,022)	641,710	311,769	(264,844)

See accompanying notes to the financial statements.

156 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraSmall-Cap ProFund		UltraDow 30 ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(829,056)	$(536,044)	$(171,005)	$(123,342)
Net realized gains (losses) on investments	19,632,589	2,936,121	3,683,369	4,666,643
Change in net unrealized appreciation/depreciation on investments	2,118,579	(1,530,514)	629,991	(354,264)
Change in net assets resulting from operations	20,922,112	869,563	4,142,355	4,189,037
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	(2,698)
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	(2,698)
Change in net assets resulting from capital transactions	(11,542,088)	12,425,109	868,216	(5,385,729)
Change in net assets	9,380,024	13,294,672	5,010,571	(1,199,390)
NET ASSETS:
Beginning of period	41,565,821	28,271,149	14,986,985	16,186,375
End of period	$50,945,845	$41,565,821	$19,997,556	$14,986,985
Accumulated net investment income (loss)	$(919,803)	$(625,401)	$(149,391)	$(109,164)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$988,617,529	$816,996,136	$284,382,547	$413,134,850
Dividends reinvested	—	—	—	2,615
Value of shares redeemed	(997,547,581)	(803,018,279)	(279,391,692)	(420,886,756)
Service Class
Proceeds from shares issued	165,020,939	168,781,300	41,721,055	96,124,799
Dividends reinvested	—	—	—	—
Value of shares redeemed	(167,632,975)	(170,334,048)	(45,843,694)	(93,761,237)
Change in net assets resulting from capital transactions	$(11,542,088)	$12,425,109	$868,216	$(5,385,729)
SHARE TRANSACTIONS:
Investor Class
Issued	53,157,865	62,988,679	10,034,806	19,022,162
Reinvested	—	—	—	114
Redeemed	(53,620,442)	(62,583,993)	(9,872,811)	(19,390,055)
Service Class
Issued	10,253,316	15,082,470	1,635,438	4,516,998
Reinvested	—	—	—	—
Redeemed	(10,277,561)	(15,126,160)	(1,816,075)	(4,405,966)
Change in shares	(486,822)	360,996	(18,642)	(256,747)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 157

	UltraNASDAQ-100 ProFund		UltraInternational ProFund		UltraEmerging Markets ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,472,039)	$(1,474,241)	$(504,563)	$(310,555)	$103,255	$(304,355)
Net realized gains (losses) on investments	55,542,329	27,242,605	3,811,337	657,629	2,680,033	(3,887,954)
Change in net unrealized appreciation/depreciation on investments	3,035,541	6,673,695	(106,607)	(679,579)	1,591,663	12,038,994
Change in net assets resulting from operations	57,105,831	32,442,059	3,200,167	(332,505)	4,374,951	7,846,685
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—	—	—
Net realized gains on investments
Investor Class	—	—	—	—	—	—
Service Class	—	—	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—	—	—
Change in net assets resulting from capital transactions	(53,004,116)	(19,399,103)	9,632,257	(9,631,351)	(24,368,152)	(32,602,161)
Change in net assets	4,101,715	13,042,956	12,832,424	(9,963,856)	(19,993,201)	(24,755,476)
NET ASSETS:
Beginning of period	122,633,704	109,590,748	11,741,028	21,704,884	70,659,974	95,415,450
End of period	$126,735,419	$122,633,704	$24,573,452	$11,741,028	$50,666,773	$70,659,974
Accumulated net investment income (loss)	$(966,575)	$(893,165)	$(441,822)	$(200,794)	$108,434	$(137,208)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$933,446,082	$982,106,248	$179,721,332	$178,486,183	$281,739,874	$376,642,253
Dividends reinvested	—	—	—	—	—	—
Value of shares redeemed	(981,133,342)	(1,002,611,978)	(168,920,447)	(187,717,192)	(302,363,585)	(408,473,531)
Service Class
Proceeds from shares issued	33,707,585	64,377,393	12,558,905	18,819,923	53,608,032	70,782,633
Dividends reinvested	—	—	—	—	—	—
Value of shares redeemed	(39,024,441)	(63,270,766)	(13,727,533)	(19,220,265)	(57,352,473)	(71,553,516)
Change in net assets resulting from capital transactions	$(53,004,116)	$(19,399,103)	$9,632,257	$(9,631,351)	$(24,368,152)	$(32,602,161)
SHARE TRANSACTIONS:
Investor Class
Issued	35,279,825	53,553,220	13,204,512	14,998,612	16,530,824	25,731,283
Reinvested	—	—	—	—	—	—
Redeemed	(37,199,504)	(54,612,992)	(12,447,919)	(15,800,219)	(18,108,583)	(28,509,752)
Service Class
Issued	1,488,600	3,897,563	990,925	1,596,319	3,272,577	4,749,126
Reinvested	—	—	—	—	—	—
Redeemed	(1,756,315)	(3,808,763)	(1,057,898)	(1,696,834)	(3,503,760)	(4,861,513)
Change in shares	(2,187,394)	(970,972)	689,620	(902,122)	(1,808,942)	(2,890,856)

See accompanying notes to the financial statements.

158 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraLatin America ProFund		UltraChina ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$205,975	$364,409	$(202,252)	$(224,573)
Net realized gains (losses) on investments	12,324,016	2,424,899	3,564,290	(2,515,664)
Change in net unrealized appreciation/depreciation on investments	(2,968,455)	6,344,049	1,109,439	(1,238,379)
Change in net assets resulting from operations	9,561,536	9,133,357	4,471,477	(3,978,616)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(261,752)	(168,613)	—	(1,207)
Net realized gains on investments
Investor Class	—	—	(271,315)	—
Service Class	—	—	(12,981)	—
Change in net assets resulting from distributions	(261,752)	(168,613)	(284,296)	(1,207)
Change in net assets resulting from capital transactions	(26,990,935)	(6,179,278)	(3,664,679)	(32,172,986)
Change in net assets	(17,691,151)	2,785,466	522,502	(36,152,809)
NET ASSETS:
Beginning of period	49,843,280	47,057,814	20,001,244	56,154,053
End of period	$32,152,129	$49,843,280	$20,523,746	$20,001,244
Accumulated net investment income (loss)	$206,511	$261,830	$(143,672)	$(139,586)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$171,010,200	$375,816,343	$209,639,892	$238,611,441
Dividends reinvested	256,835	165,252	266,395	1,176
Value of shares redeemed	(196,036,985)	(380,300,601)	(213,470,478)	(268,754,677)
Service Class
Proceeds from shares issued	12,786,728	79,826,562	16,410,462	26,050,430
Dividends reinvested	—	—	8,738	—
Value of shares redeemed	(15,007,713)	(81,686,834)	(16,519,688)	(28,081,356)
Change in net assets resulting from capital transactions	$(26,990,935)	$(6,179,278)	$(3,664,679)	$(32,172,986)
SHARE TRANSACTIONS:
Investor Class
Issued	12,856,397	33,747,761	16,325,542	23,439,831
Reinvested	17,737	12,860	21,536	113
Redeemed	(14,724,128)	(34,859,514)	(16,627,112)	(26,906,568)
Service Class
Issued	997,791	7,791,492	1,308,597	2,552,876
Reinvested	—	—	726	—
Redeemed	(1,178,570)	(8,110,810)	(1,343,790)	(2,834,047)
Change in shares	(2,030,773)	(1,418,211)	(314,501)	(3,747,795)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 159

	UltraJapan ProFund		Bear ProFund		Short Small-Cap ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(319,709)	$(409,109)	$(991,180)	$(1,498,390)	$(251,361)	$(427,268)
Net realized gains (losses) on investments	205,244	(4,634,399)	(16,548,300)	(27,283,580)	(6,824,716)	(10,668,264)
Change in net unrealized appreciation/depreciation on investments	654,656	(3,152,183)	577,606	2,275,478	52,487	156,377
Change in net assets resulting from operations	540,191	(8,195,691)	(16,961,874)	(26,506,492)	(7,023,590)	(10,939,155)
Change in net assets resulting from capital transactions	(1,575,778)	(730,644)	(19,982,197)	47,147,511	(4,324,907)	15,363,563
Change in net assets	(1,035,587)	(8,926,335)	(36,944,071)	20,641,019	(11,348,497)	4,424,408
NET ASSETS:
Beginning of period	17,007,913	25,934,248	97,930,617	77,289,598	26,724,014	22,299,606
End of period	$15,972,326	$17,007,913	$60,986,546	$97,930,617	$15,375,517	$26,724,014
Accumulated net investment income (loss)	$(263,485)	$(293,514)	$(425,161)	$(960,321)	$(157,510)	$(375,977)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$209,980,185	$286,910,429	$517,122,816	$797,674,558	$193,848,351	$413,782,412
Value of shares redeemed	(211,396,945)	(287,396,558)	(538,484,077)	(752,432,835)	(179,979,884)	(414,211,909)
Service Class
Proceeds from shares issued	6,244,916	6,949,901	35,548,309	29,740,270	170,620,647	309,312,465
Value of shares redeemed	(6,403,934)	(7,194,416)	(34,169,245)	(27,834,482)	(188,814,021)	(293,519,405)
Change in net assets resulting from capital transactions	$(1,575,778)	$(730,644)	$(19,982,197)	$47,147,511	$(4,324,907)	$15,363,563
SHARE TRANSACTIONS:
Investor Class
Issued	27,016,093	29,705,495	25,092,524	32,354,016	19,569,581	30,877,127
Redeemed	(27,112,433)	(30,011,881)	(26,079,253)	(30,997,617)	(18,554,439)	(31,280,843)
Service Class
Issued	822,173	761,315	1,703,922	1,184,798	17,450,113	23,844,441
Redeemed	(840,669)	(791,746)	(1,659,626)	(1,125,166)	(18,930,415)	(22,666,949)
Change in shares	(114,836)	(336,817)	(942,433)	1,416,031	(465,160)	773,776

See accompanying notes to the financial statements.

160 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short NASDAQ-100 ProFund		UltraBear ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(232,267)	$(336,766)	$(1,135,061)	$(1,378,857)
Net realized gains (losses) on investments	(4,145,793)	(5,468,373)	(31,280,625)	(50,623,664)
Change in net unrealized appreciation/depreciation on investments	(130,033)	85,649	953,775	2,030,256
Change in net assets resulting from operations	(4,508,093)	(5,719,490)	(31,461,911)	(49,972,265)
Change in net assets resulting from capital transactions	13,598,742	2,370,450	(1,020,035)	49,575,286
Change in net assets	9,090,649	(3,349,040)	(32,481,946)	(396,979)
NET ASSETS:
Beginning of period	6,745,269	10,094,309	79,219,164	79,616,143
End of period	$15,835,918	$6,745,269	$46,737,218	$79,219,164
Accumulated net investment income (loss)	$(157,336)	$(225,663)	$(627,614)	$(681,575)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$649,354,718	$491,348,026	$1,652,638,614	$1,310,005,707
Value of shares redeemed	(638,032,048)	(489,249,716)	(1,652,895,585)	(1,263,215,470)
Service Class
Proceeds from shares issued	71,287,564	46,545,841	38,295,570	92,678,862
Value of shares redeemed	(69,011,492)	(46,273,701)	(39,058,634)	(89,893,813)
Change in net assets resulting from capital transactions	$13,598,742	$2,370,450	$(1,020,035)	$49,575,286
SHARE TRANSACTIONS:
Investor Class
Issued	69,044,769	40,029,982	242,764,446	126,125,283
Redeemed	(68,043,868)	(40,164,910)	(243,441,350)	(123,566,393)
Service Class
Issued	7,890,360	3,928,072	5,502,244	8,957,879
Redeemed	(7,618,975)	(3,914,949)	(5,533,767)	(8,823,456)
Change in shares	1,272,286	(121,805)	(708,427)	2,693,313

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 161

	UltraShort Mid-Cap ProFund		UltraShort Small-Cap ProFund		UltraShort Dow 30 ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(55,497)	$(114,569)	$(408,515)	$(568,605)	$(149,212)	$(225,969)
Net realized gains (losses) on investments	(2,216,882)	(4,329,834)	(15,850,167)	(21,361,668)	(3,480,766)	(4,054,669)
Change in net unrealized appreciation/depreciation on investments	129,424	99,700	272,919	251,236	315,773	257,939
Change in net assets resulting from operations	(2,142,955)	(4,344,703)	(15,985,763)	(21,679,037)	(3,314,205)	(4,022,699)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments
Investor Class	—	—	—	—	—	(10,153)
Service Class	—	—	—	—	—	(129)
Change in net assets resulting from distributions	—	—	—	—	—	(10,282)
Change in net assets resulting from capital transactions	5,201,766	1,234,843	(8,463,527)	26,270,520	4,229,705	4,013,018
Change in net assets	3,058,811	(3,109,860)	(24,449,290)	4,591,483	915,500	(19,963)
NET ASSETS:
Beginning of period	3,555,537	6,665,397	38,454,816	33,863,333	10,623,377	10,643,340
End of period	$6,614,348	$3,555,537	$14,005,526	$38,454,816	$11,538,877	$10,623,377
Accumulated net investment income (loss)	$(40,823)	$(80,004)	$(271,358)	$(375,272)	$(106,117)	$(174,798)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$103,163,489	$153,617,520	$558,438,763	$704,266,038	$139,271,232	$255,575,737
Dividends reinvested	—	—	—	—	—	8,515
Value of shares redeemed	(98,460,032)	(153,411,565)	(567,451,921)	(674,358,894)	(134,864,850)	(252,441,020)
Service Class
Proceeds from shares issued	3,805,259	36,173,683	114,392,409	277,970,597	20,713,210	89,563,863
Dividends reinvested	—	—	—	—	—	129
Value of shares redeemed	(3,306,950)	(35,144,795)	(113,842,778)	(281,607,221)	(20,889,887)	(88,694,206)
Change in net assets resulting from capital transactions	$5,201,766	$1,234,843	$(8,463,527)	$26,270,520	$4,229,705	$4,013,018
SHARE TRANSACTIONS:
Investor Class
Issued	28,236,978	23,424,019	186,475,363	122,140,612	16,782,670	19,835,675
Reinvested	—	—	—	—	—	563
Redeemed	(26,935,071)	(23,484,556)	(189,181,040)	(117,152,935)	(16,223,554)	(19,600,550)
Service Class
Issued	1,095,733	4,721,289	36,258,322	43,700,530	2,049,306	7,756,009
Reinvested	—	—	—	—	—	9
Redeemed	(946,247)	(4,684,394)	(36,415,134)	(44,351,909)	(1,983,979)	(7,650,504)
Change in shares	1,451,393	(23,642)	(2,862,489)	4,336,298	624,443	341,202

See accompanying notes to the financial statements.

162 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort NASDAQ-100 ProFund		UltraShort International ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(484,806)	$(647,369)	$(274,869)	$(257,750)
Net realized gains (losses) on investments	(19,672,634)	(20,099,984)	(8,674,809)	(5,712,061)
Change in net unrealized appreciation/depreciation on investments	187,569	171,435	136,463	711,791
Change in net assets resulting from operations	(19,969,871)	(20,575,918)	(8,813,215)	(5,258,020)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	7,955,205	(26,783,872)	6,807,094	9,971,380
Change in net assets	(12,014,666)	(47,359,790)	(2,006,121)	4,713,360
NET ASSETS:
Beginning of period	31,767,855	79,127,645	15,576,107	10,862,747
End of period	$19,753,189	$31,767,855	$13,569,986	$15,576,107
Accumulated net investment income (loss)	$(250,666)	$(349,975)	$(208,129)	$(197,593)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$454,865,227	$590,154,526	$164,343,046	$154,848,074
Dividends reinvested	—	—	—	—
Value of shares redeemed	(447,532,242)	(580,127,433)	(157,380,988)	(146,810,246)
Service Class
Proceeds from shares issued	18,266,012	43,705,357	8,368,308	16,846,159
Dividends reinvested	—	—	—	—
Value of shares redeemed	(17,643,792)	(80,516,322)	(8,523,272)	(14,912,607)
Change in net assets resulting from capital transactions	$7,955,205	$(26,783,872)	$6,807,094	$9,971,380
SHARE TRANSACTIONS:
Investor Class
Issued	136,296,840	106,592,792	19,407,486	11,433,226
Reinvested	—	—	—	—
Redeemed	(135,616,489)	(105,375,618)	(18,933,787)	(10,879,798)
Service Class
Issued	4,917,036	7,269,461	934,043	1,233,979
Reinvested	—	—	—	—
Redeemed	(4,857,580)	(12,022,088)	(914,958)	(1,124,761)
Change in shares	739,807	(3,535,453)	492,784	662,646

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 163

	UltraShort Emerging Markets ProFund		UltraShort Latin America ProFund		UltraShort China ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(192,300)	$(216,442)	$(54,057)	$(117,792)	$(57,717)	$(82,722)
Net realized gains (losses) on investments	(4,388,132)	(8,418,206)	(1,665,209)	(8,186,616)	(2,090,723)	(1,878,280)
Change in net unrealized appreciation/depreciation on investments	80,073	425,963	67,060	616,918	(5,927)	153,986
Change in net assets resulting from operations	(4,500,359)	(8,208,685)	(1,652,206)	(7,687,490)	(2,154,367)	(1,807,016)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—	—	—
Change in net assets resulting from capital transactions	1,938,990	7,014,048	921,231	4,227,919	(637,048)	2,407,108
Change in net assets	(2,561,369)	(1,194,637)	(730,975)	(3,459,571)	(2,791,415)	600,092
NET ASSETS:
Beginning of period	7,720,249	8,914,886	4,105,723	7,565,294	4,824,667	4,224,575
End of period	$5,158,880	$7,720,249	$3,374,748	$4,105,723	$2,033,252	$4,824,667
Accumulated net investment income (loss)	$(153,609)	$(175,088)	$(38,191)	$(74,588)	$(44,321)	$(62,260)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$193,395,159	$188,730,031	$102,217,215	$163,521,441	$99,845,091	$108,742,892
Dividends reinvested	—	—	—	—	—	—
Value of shares redeemed	(190,433,140)	(183,985,135)	(101,214,233)	(158,641,254)	(100,402,743)	(107,528,277)
Service Class
Proceeds from shares issued	18,019,618	34,340,812	6,094,218	66,125,985	6,276,220	26,647,092
Value of shares redeemed	(19,042,647)	(32,071,660)	(6,175,969)	(66,778,253)	(6,355,616)	(25,454,599)
Change in net assets resulting from capital transactions	$1,938,990	$7,014,048	$921,231	$4,227,919	$(637,048)	$2,407,108
SHARE TRANSACTIONS:
Investor Class
Issued	148,762,935	94,804,160	60,000,520	56,675,621	19,187,313	12,097,573
Reinvested	—	—	—	—	—	—
Redeemed	(148,344,986)	(94,570,145)	(59,613,871)	(55,800,676)	(19,399,898)	(11,875,093)
Service Class
Issued	13,189,605	17,562,275	3,532,375	19,423,989	1,166,834	2,927,008
Redeemed	(13,916,243)	(16,356,023)	(3,568,595)	(20,052,095)	(1,179,928)	(2,863,257)
Change in shares	(308,689)	1,440,267	350,429	246,839	(225,679)	286,231

See accompanying notes to the financial statements.

164 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Japan ProFund		Banks UltraSector ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(68,912)	$(102,175)	$(158,184)	$(185,211)
Net realized gains (losses) on investments	(3,406,830)	(1,298,219)	(1,096,801)	1,458,645
Change in net unrealized appreciation/depreciation on investments	(221,241)	458,058	(758,478)	(1,415,166)
Change in net assets resulting from operations	(3,696,983)	(942,336)	(2,013,463)	(141,732)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	(226)
Change in net assets resulting from distributions	—	—	—	(226)
Change in net assets resulting from capital transactions	(163,067)	(1,252,198)	1,062,477	1,320,640
Change in net assets	(3,860,050)	(2,194,534)	(950,986)	1,178,682
NET ASSETS:
Beginning of period	5,489,359	7,683,893	16,211,605	15,032,923
End of period	$1,629,309	$5,489,359	$15,260,619	$16,211,605
Accumulated net investment income (loss)	$(50,181)	$(76,634)	$(109,653)	$(126,345)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$148,912,094	$247,182,481	$179,266,797	$157,829,323
Dividends reinvested	—	—	—	191
Value of shares redeemed	(148,787,650)	(248,549,866)	(177,920,420)	(156,509,226)
Service Class
Proceeds from shares issued	6,706,906	3,561,051	2,876,318	7,075,082
Value of shares redeemed	(6,994,417)	(3,445,864)	(3,160,218)	(7,074,730)
Change in net assets resulting from capital transactions	$(163,067)	$(1,252,198)	$1,062,477	$1,320,640
SHARE TRANSACTIONS:
Investor Class
Issued	6,114,735	9,478,929	29,400,512	23,390,724
Reinvested	—	—	—	31
Redeemed	(6,229,123)	(9,562,233)	(29,134,250)	(23,420,958)
Service Class
Issued	269,328	133,714	443,224	1,006,719
Redeemed	(279,513)	(128,918)	(497,069)	(1,031,642)
Change in shares	(124,573)	(78,508)	212,417	(55,126)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 165

	Basic Materials UltraSector ProFund		Biotechnology UltraSector ProFund		Consumer Goods UltraSector ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(163,690)	$(165,100)	$(188,354)	$(243,872)	$(3,250)	$10,616
Net realized gains (losses) on investments	8,288,797	5,804,217	1,985,655	(1,421,504)	100,583	89,618
Change in net unrealized appreciation/depreciation on investments	1,920,491	1,413,446	(293,727)	(1,312,476)	148,004	(165,131)
Change in net assets resulting from operations	10,045,598	7,052,563	1,503,574	(2,977,852)	245,337	(64,897)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	(3,216)	—	—	—	(13,408)
Change in net assets resulting from distributions	—	(3,216)	—	—	—	(13,408)
Change in net assets resulting from capital transactions	(9,594,524)	(15,287,995)	641,900	(4,700,378)	(825,005)	(2,768,632)
Change in net assets	451,074	(8,238,648)	2,145,474	(7,678,230)	(579,668)	(2,846,937)
NET ASSETS:
Beginning of period	28,708,582	36,947,230	8,400,534	16,078,764	3,146,038	5,992,975
End of period	$29,159,656	$28,708,582	$10,546,008	$8,400,534	$2,566,370	$3,146,038
Accumulated net investment income (loss)	$(122,446)	$(92,955)	$(154,461)	$(170,559)	$(1,965)	$(1,181)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$123,643,310	$108,138,541	$60,590,323	$105,862,947	$28,476,604	$50,828,198
Dividends reinvested	—	3,154	—	—	—	13,397
Value of shares redeemed	(129,929,151)	(121,083,503)	(59,929,487)	(110,139,917)	(29,101,841)	(54,109,044)
Service Class
Proceeds from shares issued	18,475,114	21,880,954	9,362,395	3,918,144	4,864,570	4,151,675
Value of shares redeemed	(21,783,797)	(24,227,141)	(9,381,331)	(4,341,552)	(5,064,338)	(3,652,858)
Change in net assets resulting from capital transactions	$(9,594,524)	$(15,287,995)	$641,900	$(4,700,378)	$(825,005)	$(2,768,632)
SHARE TRANSACTIONS:
Investor Class
Issued	2,465,027	3,113,229	1,036,845	1,994,143	710,300	1,598,637
Reinvested	—	86	—	—	—	423
Redeemed	(2,641,321)	(3,588,379)	(1,035,770)	(2,104,970)	(733,137)	(1,739,130)
Service Class
Issued	396,518	653,575	172,287	79,493	127,584	133,865
Redeemed	(465,224)	(736,828)	(174,222)	(89,099)	(140,640)	(117,061)
Change in shares	(245,000)	(558,317)	(860)	(120,433)	(35,893)	(123,266)

See accompanying notes to the financial statements.

166 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Consumer Services UltraSector ProFund		Financials UltraSector ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(29,614)	$(42,233)	$(61,729)	$(99,576)
Net realized gains (losses) on investments	902,287	(660,934)	221,577	764,862
Change in net unrealized appreciation/depreciation on investments	259,505	194,769	(496,986)	70,907
Change in net assets resulting from operations	1,132,178	(508,398)	(337,138)	736,193
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	75,150	662,072	(1,716,487)	(2,008,818)
Change in net assets	1,207,328	153,674	(2,053,625)	(1,272,625)
NET ASSETS:
Beginning of period	2,467,158	2,313,484	10,597,803	11,870,428
End of period	$3,674,486	$2,467,158	$8,544,178	$10,597,803
Accumulated net investment income (loss)	$(21,829)	$(37,923)	$(103,343)	$(124,530)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$22,456,602	$37,257,950	$77,492,203	$53,461,796
Dividends reinvested	—	—	—	—
Value of shares redeemed	(22,565,261)	(36,626,419)	(79,169,160)	(54,798,315)
Service Class
Proceeds from shares issued	7,325,001	6,643,463	1,540,965	4,206,573
Value of shares redeemed	(7,141,192)	(6,612,922)	(1,580,495)	(4,878,872)
Change in net assets resulting from capital transactions	$75,150	$662,072	$(1,716,487)	$(2,008,818)
SHARE TRANSACTIONS:
Investor Class
Issued	821,767	1,582,278	9,930,524	7,245,842
Reinvested	—	—	—	—
Redeemed	(820,919)	(1,611,016)	(10,251,385)	(7,631,965)
Service Class
Issued	260,865	293,945	217,634	600,232
Redeemed	(253,024)	(288,422)	(233,125)	(724,675)
Change in shares	8,689	(23,215)	(336,352)	(510,566)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 167

	Health Care UltraSector ProFund		Industrials UltraSector ProFund		Internet UltraSector ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(34,441)	$(44,160)	$(58,489)	$(31,160)	$(382,838)	$(404,628)
Net realized gains (losses) on investments	625,329	412,464	257,749	(298,451)	6,487,388	3,621,336
Change in net unrealized appreciation/depreciation on investments	(17,949)	(178,255)	(111,024)	414,924	3,053,960	627,487
Change in net assets resulting from operations	572,939	190,049	88,236	85,313	9,158,510	3,844,195
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments
Investor Class	—	—	—	—	(1,289,490)	—
Service Class	—	—	—	—	(117,911)	—
Change in net assets resulting from distributions	—	—	—	—	(1,407,401)	—
Change in net assets resulting from capital transactions	8,485,231	(4,529,712)	2,594,412	1,746,062	17,234,410	(8,908,427)
Change in net assets	9,058,170	(4,339,663)	2,682,648	1,831,375	24,985,519	(5,064,232)
NET ASSETS:
Beginning of period	3,445,788	7,785,451	5,024,824	3,193,449	12,558,587	17,622,819
End of period	$12,503,958	$3,445,788	$7,707,472	$5,024,824	$37,544,106	$12,558,587
Accumulated net investment income (loss)	$(33,317)	$(31,525)	$(53,382)	$(26,352)	$(340,411)	$(324,171)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$78,911,821	$44,744,250	$91,491,776	$48,518,277	$115,521,719	$142,921,002
Dividends reinvested	—	—	—	—	1,255,831	—
Value of shares redeemed	(71,226,301)	(47,356,099)	(86,869,907)	(48,477,215)	(100,454,324)	(150,080,361)
Service Class
Proceeds from shares issued	4,673,862	3,289,580	6,754,265	8,023,566	9,825,967	5,671,134
Dividends reinvested	—	—	—	—	115,973	—
Value of shares redeemed	(3,874,151)	(5,207,443)	(8,781,722)	(6,318,566)	(9,030,756)	(7,420,202)
Change in net assets resulting from capital transactions	$8,485,231	$(4,529,712)	$2,594,412	$1,746,062	$17,234,410	$(8,908,427)
SHARE TRANSACTIONS:
Investor Class
Issued	5,035,260	3,355,561	2,510,293	1,761,055	978,369	1,916,519
Reinvested	—	—	—	—	10,056	—
Redeemed	(4,581,802)	(3,605,678)	(2,408,710)	(1,797,346)	(849,830)	(2,034,541)
Service Class
Issued	310,938	262,246	196,031	295,509	97,557	80,297
Reinvested	—	—	—	—	1,034	—
Redeemed	(261,820)	(410,187)	(260,196)	(229,592)	(87,357)	(105,590)
Change in shares	502,576	(398,058)	37,418	29,626	149,829	(143,315)

See accompanying notes to the financial statements.

168 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Mobile Telecommunications UltraSector ProFund		Oil & Gas UltraSector ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(65,467)	$(68,244)	$(272,748)	$(152,431)
Net realized gains (losses) on investments	72,781	(1,957,462)	15,940,301	3,444,088
Change in net unrealized appreciation/depreciation on investments	(217,357)	549,487	9,535,800	(2,682,759)
Change in net assets resulting from operations	(210,043)	(1,476,219)	25,203,353	608,898
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	(219,266)	2,209,044	27,431,588	(13,128,754)
Change in net assets	(429,309)	732,825	52,634,941	(12,519,856)
NET ASSETS:
Beginning of period	3,905,038	3,172,213	39,302,521	51,822,377
End of period	$3,475,729	$3,905,038	$91,937,462	$39,302,521
Accumulated net investment income (loss)	$(65,844)	$(75,430)	$(249,560)	$(119,681)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$32,499,116	$73,698,873	$273,698,145	$135,395,742
Dividends reinvested	—	—	—	—
Value of shares redeemed	(32,836,745)	(71,454,000)	(246,359,590)	(147,204,342)
Service Class
Proceeds from shares issued	5,013,932	8,414,246	13,607,004	7,869,768
Dividends reinvested	—	—	—	—
Value of shares redeemed	(4,895,569)	(8,450,075)	(13,513,971)	(9,189,922)
Change in net assets resulting from capital transactions	$(219,266)	$2,209,044	$27,431,588	$(13,128,754)
SHARE TRANSACTIONS:
Investor Class
Issued	12,587,598	36,236,687	6,597,582	4,611,349
Reinvested	—	—	—	—
Redeemed	(12,880,354)	(36,096,121)	(6,006,589)	(5,063,544)
Service Class
Issued	2,180,642	4,283,286	356,224	295,796
Reinvested	—	—	—	—
Redeemed	(2,183,606)	(4,306,001)	(358,275)	(344,273)
Change in shares	(295,720)	117,851	588,942	(500,672)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 169

	Oil Equipment, Services & Distribution UltraSector ProFund		Pharmaceuticals UltraSector ProFund		Precious Metals UltraSector ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(395,098)	$(192,334)	$22,141	$21,187	$(1,169,282)	$(1,211,500)
Net realized gains (losses) on investments	6,168,398	442,328	440,481	541,772	18,420,671	14,110,062
Change in net unrealized appreciation/depreciation on investments	6,356,548	1,139,121	67,773	(159,955)	(4,170,237)	(1,060,347)
Change in net assets resulting from operations	12,129,848	1,389,115	530,395	403,004	13,081,152	11,838,215
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	(22,373)	(2,513)	—	—
Service Class	—	—	—	—	—	—
Change in net assets resulting from distributions	—	—	(22,373)	(2,513)	—	—
Change in net assets resulting from capital transactions	20,368,153	(5,459,318)	5,083,277	(6,182,370)	(11,575,261)	(17,268,094)
Change in net assets	32,498,001	(4,070,203)	5,591,299	(5,781,879)	1,505,891	(5,429,879)
NET ASSETS:
Beginning of period	14,045,777	18,115,980	1,916,469	7,698,348	61,968,300	67,398,179
End of period	$46,543,778	$14,045,777	$7,507,768	$1,916,469	$63,474,191	$61,968,300
Accumulated net investment income (loss)	$(357,649)	$(123,211)	$61,726	$61,958	$(890,535)	$(910,205)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$222,333,696	$157,041,944	$30,022,307	$41,320,700	$409,256,280	$516,430,447
Dividends reinvested	—	—	21,022	2,448	—	—
Value of shares redeemed	(200,965,352)	(161,880,372)	(25,749,035)	(47,553,715)	(423,307,945)	(534,430,463)
Service Class
Proceeds from shares issued	18,119,558	18,047,468	4,553,876	2,409,588	79,003,762	58,785,914
Dividends reinvested	—	—	—	—	—	—
Value of shares redeemed	(19,119,749)	(18,668,358)	(3,764,893)	(2,361,391)	(76,527,358)	(58,053,992)
Change in net assets resulting from capital transactions	$20,368,153	$(5,459,318)	$5,083,277	$(6,182,370)	$(11,575,261)	$(17,268,094)
SHARE TRANSACTIONS:
Investor Class
Issued	9,615,638	10,065,930	3,312,703	5,000,361	9,865,247	16,290,106
Reinvested	—	—	2,485	283	—	—
Redeemed	(8,830,652)	(10,396,353)	(2,852,005)	(5,861,432)	(10,260,410)	(16,883,601)
Service Class
Issued	869,778	1,156,814	507,944	299,071	2,056,083	1,938,743
Reinvested	—	—	—	—	—	—
Redeemed	(920,824)	(1,229,196)	(421,147)	(299,433)	(2,009,887)	(1,906,226)
Change in shares	733,940	(402,805)	549,980	(861,150)	(348,967)	(560,978)

See accompanying notes to the financial statements.

170 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Real Estate UltraSector ProFund		Semiconductor UltraSector ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$64,936	$174,668	$8,861	$(74,771)
Net realized gains (losses) on investments	4,474,019	1,161,333	1,179,932	628,875
Change in net unrealized appreciation/depreciation on investments	394,946	2,985,437	715,037	(755,513)
Change in net assets resulting from operations	4,933,901	4,321,438	1,903,830	(201,409)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(87,175)	(76,370)	—	—
Service Class	(5,312)	—	—	—
Change in net assets resulting from distributions	(92,487)	(76,370)	—	—
Change in net assets resulting from capital transactions	4,701,435	15,516,146	(10,249,090)	(3,025,927)
Change in net assets	9,542,849	19,761,214	(8,345,260)	(3,227,336)
NET ASSETS:
Beginning of period	27,058,993	7,297,779	12,788,120	16,015,456
End of period	$36,601,842	$27,058,993	$4,442,860	$12,788,120
Accumulated net investment income (loss)	$107,389	$102,074	$7,589	$(73,469)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$149,159,927	$192,067,173	$127,592,300	$140,810,351
Dividends reinvested	85,240	74,769	—	—
Value of shares redeemed	(143,694,687)	(179,151,426)	(137,643,023)	(143,304,520)
Service Class
Proceeds from shares issued	28,857,903	37,510,940	6,123,379	6,485,411
Dividends reinvested	5,024	—	—	—
Value of shares redeemed	(29,711,972)	(34,985,310)	(6,321,746)	(7,017,169)
Change in net assets resulting from capital transactions	$4,701,435	$15,516,146	$(10,249,090)	$(3,025,927)
SHARE TRANSACTIONS:
Investor Class
Issued	6,783,856	12,184,164	8,636,297	11,604,755
Reinvested	4,479	4,368	—	—
Redeemed	(6,664,563)	(11,542,207)	(9,382,205)	(11,955,150)
Service Class
Issued	1,343,951	2,275,211	451,265	586,060
Reinvested	262	—	—	—
Redeemed	(1,404,773)	(2,146,005)	(474,176)	(653,403)
Change in shares	63,212	775,531	(768,819)	(417,738)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 171

	Technology UltraSector ProFund		Telecommunications UltraSector ProFund		Utilities UltraSector ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(145,642)	$(160,142)	$79,959	$86,936	$196,720	$98,032
Net realized gains (losses) on investments	1,490,090	217,639	728,601	(190,163)	1,320,950	1,004,372
Change in net unrealized appreciation/depreciation on investments	701,014	444,155	85,776	52,147	(129,966)	(253,900)
Change in net assets resulting from operations	2,045,462	501,652	894,336	(51,080)	1,387,704	848,504
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	(92,820)	(55,280)	(147,143)	(111,292)
Service Class	—	—	(11,448)	(3,186)	(10,340)	—
Change in net assets resulting from distributions	—	—	(104,268)	(58,466)	(157,483)	(111,292)
Change in net assets resulting from capital transactions	257,790	(4,119,134)	77,273	672,346	850,631	7,295,734
Change in net assets	2,303,252	(3,617,482)	867,341	562,800	2,080,852	8,032,946
NET ASSETS:
Beginning of period	10,175,268	13,792,750	2,473,146	1,910,346	18,445,247	10,412,301
End of period	$12,478,520	$10,175,268	$3,340,487	$2,473,146	$20,526,099	$18,445,247
Accumulated net investment income (loss)	$(120,501)	$(135,590)	$(21,599)	$2,710	$42,159	$2,922
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$57,748,799	$59,637,423	$29,500,345	$46,717,157	$115,705,684	$114,333,640
Dividends reinvested	—	—	79,032	53,752	141,965	110,362
Value of shares redeemed	(55,859,105)	(64,446,831)	(29,247,766)	(46,608,793)	(114,495,123)	(107,810,782)
Service Class
Proceeds from shares issued	5,926,946	9,115,375	4,635,687	2,804,467	4,419,842	5,045,896
Dividends reinvested	—	—	8,817	2,666	9,891	—
Value of shares redeemed	(7,558,850)	(8,425,101)	(4,898,842)	(2,296,903)	(4,931,628)	(4,383,382)
Change in net assets resulting from capital transactions	$257,790	$(4,119,134)	$77,273	$672,346	$850,631	$7,295,734
SHARE TRANSACTIONS:
Investor Class
Issued	1,880,616	2,370,345	2,213,567	4,378,580	6,118,102	7,103,956
Reinvested	—	—	5,811	4,521	7,931	6,357
Redeemed	(1,827,389)	(2,640,495)	(2,167,483)	(4,385,750)	(6,160,091)	(6,737,822)
Service Class
Issued	210,018	399,865	370,662	271,732	245,163	318,951
Reinvested	—	—	677	234	575	—
Redeemed	(279,616)	(378,116)	(400,213)	(227,375)	(278,604)	(277,988)
Change in shares	(16,371)	(248,401)	23,021	41,942	(66,924)	413,454

See accompanying notes to the financial statements.

172 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Oil & Gas ProFund		Short Precious Metals ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(64,829)	$(219,819)	$(180,765)	$(206,790)
Net realized gains (losses) on investments	(4,755,794)	(4,525,022)	(4,826,519)	(3,070,450)
Change in net unrealized appreciation/depreciation on investments	321,696	(217,158)	1,043,102	67,527
Change in net assets resulting from operations	(4,498,927)	(4,961,999)	(3,964,182)	(3,209,713)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	(93,148,019)	97,774,948	(8,453,748)	18,337,237
Change in net assets	(97,646,946)	92,812,949	(12,417,930)	15,127,524
NET ASSETS:
Beginning of period	99,040,272	6,227,323	23,345,870	8,218,346
End of period	$1,393,326	$99,040,272	$10,927,940	$23,345,870
Accumulated net investment income (loss)	$(37,619)	$(197,348)	$(131,770)	$(162,705)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$64,136,235	$175,324,586	$128,047,185	$172,117,024
Dividends reinvested	—	—	—	—
Value of shares redeemed	(157,454,262)	(77,583,896)	(136,808,695)	(153,504,927)
Service Class
Proceeds from shares issued	4,694,175	6,446,471	11,828,324	9,473,601
Dividends reinvested	—	—	—	—
Value of shares redeemed	(4,524,167)	(6,412,213)	(11,520,562)	(9,748,461)
Change in net assets resulting from capital transactions	$(93,148,019)	$97,774,948	$(8,453,748)	$18,337,237
SHARE TRANSACTIONS:
Investor Class
Issued	6,382,427	12,863,957	20,282,261	19,843,895
Reinvested	—	—	—	—
Redeemed	(13,723,370)	(5,789,432)	(21,475,233)	(17,614,870)
Service Class
Issued	426,794	456,047	1,749,410	995,802
Reinvested	—	—	—	—
Redeemed	(413,019)	(457,594)	(1,713,558)	(1,031,823)
Change in shares	(7,327,168)	7,072,978	(1,157,120)	2,193,004

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 173

	Short Real Estate ProFund		U.S. Government Plus ProFund		Rising Rates Opportunity 10 ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(195,180)	$(471,165)	$326,777	$292,945	$(1,005,872)	$(1,082,929)
Net realized gains (losses) on investments	(3,391,695)	(26,349,733)	(6,508,689)	8,875,105	(3,848,193)	(7,392,377)
Change in net unrealized appreciation/depreciation on investments	483,715	1,042,723	1,415,250	(1,009,284)	(757,790)	34,373
Change in net assets resulting from operations	(3,103,160)	(25,778,175)	(4,766,662)	8,158,766	(5,611,855)	(8,440,933)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	(354,235)	(365,826)	—	—
Service Class	—	—	—	(43,602)	—	—
Class A(a)	—	—	(2)	(26)	—	—
Net realized gains on investments
Investor Class	—	(30,733)	—	—	—	—
Service Class	—	(1,719)	—	—	—	—
Change in net assets resulting from distributions	—	(32,452)	(354,237)	(409,454)	—	—
Change in net assets resulting from capital transactions	(12,118,234)	16,121,574	(24,151,079)	12,805,776	(7,738,733)	8,796,802
Change in net assets	(15,221,394)	(9,689,053)	(29,271,978)	20,555,088	(13,350,588)	355,869
NET ASSETS:
Beginning of period	19,457,911	29,146,964	53,587,557	33,032,469	63,856,796	63,500,927
End of period	$4,236,517	$19,457,911	$24,315,579	$53,587,557	$50,506,208	$63,856,796
Accumulated net investment income (loss)	$(102,620)	$(348,922)	$23,582	$5,325	$(730,568)	$(787,795)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$64,830,031	$267,737,072	$4,098,819,750	$1,379,493,519	$178,761,742	$192,476,794
Dividends reinvested	—	27,671	299,918	343,586	—	—
Value of shares redeemed	(77,070,034)	(251,289,989)	(4,120,931,901)	(1,373,109,633)	(186,603,985)	(186,957,361)
Service Class
Proceeds from shares issued	2,818,552	4,640,719	263,132,894	755,249,665	23,535,653	26,603,618
Dividends reinvested	—	964	—	43,593	—	—
Value of shares redeemed	(2,696,783)	(4,994,863)	(265,470,518)	(749,165,813)	(23,431,412)	(23,326,066)
Class A(a)
Proceeds from shares issued	—	—	—	7,312	—	38,008
Dividends reinvested	—	—	2	24	—	—
Value of shares redeemed	—	—	(1,224)	(56,477)	(731)	(38,191)
Change in net assets resulting from capital transactions	$(12,118,234)	$16,121,574	$(24,151,079)	$12,805,776	$(7,738,733)	$8,796,802
SHARE TRANSACTIONS:
Investor Class
Issued	8,005,832	24,119,199	119,861,102	41,811,158	8,274,014	8,015,153
Reinvested	—	2,112	8,832	10,409	—	—
Redeemed	(9,507,543)	(23,799,570)	(120,577,600)	(41,505,295)	(8,700,209)	(7,823,907)
Service Class
Issued	341,200	424,368	7,564,985	23,170,659	1,053,611	1,073,140
Reinvested	—	75	—	1,362	—	—
Redeemed	(353,680)	(469,018)	(7,665,137)	(22,983,692)	(1,062,416)	(960,931)
Class A(a)
Issued	—	—	—	223	—	1,497
Reinvested	—	—	— (b)	1	—	—
Redeemed	—	—	(35)	(1,784)	(33)	(1,497)
Change in shares	(1,514,191)	277,166	(807,853)	503,041	(435,033)	303,455

(a)  Class A shares liquidated on November 30, 2010.

(b)  Amount is less than 0.50 a share.

See accompanying notes to the financial statements.

174 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Rising Rates Opportunity ProFund		Rising U.S. Dollar ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2011	Year Ended July 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(3,947,577)	$(3,660,706)	$(787,626)	$(1,218,625)
Net realized gains (losses) on investments	(11,577,838)	(49,783,632)	(6,532,676)	6,269,777
Change in net unrealized appreciation/depreciation on investments	(8,717,685)	9,082,351	(1,628,289)	(74,349)
Change in net assets resulting from operations	(24,243,100)	(44,361,987)	(8,948,591)	4,976,803
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Service Class	—	—	—	—
Class A(a)	—	—	—	—
Net realized gains on investments
Investor Class	—	—	—	(86,567)
Service Class	—	—	—	(18,389)
Change in net assets resulting from distributions	—	—	—	(104,956)
Change in net assets resulting from capital transactions	102,218,905	41,294,924	35,376,750	5,272,260
Change in net assets	77,975,805	(3,067,063)	26,428,159	10,144,107
NET ASSETS:
Beginning of period	212,050,955	215,118,018	28,075,432	17,931,325
End of period	$290,026,760	$212,050,955	$54,503,591	$28,075,432
Accumulated net investment income (loss)	$(3,188,601)	$(2,902,268)	$(687,277)	$(1,100,822)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$3,791,647,202	$1,355,576,278	$371,027,784	$467,681,154
Dividends reinvested	—	—	—	78,575
Value of shares redeemed	(3,693,028,825)	(1,317,810,534)	(336,968,459)	(458,662,145)
Service Class
Proceeds from shares issued	370,916,098	567,275,562	10,523,982	24,230,756
Dividends reinvested	—	—	—	18,389
Value of shares redeemed	(367,314,940)	(563,746,382)	(9,206,557)	(28,074,469)
Class A(a)
Proceeds from shares issued	—	—	—	—
Dividends reinvested	—	—	—	—
Value of shares redeemed	(630)	—	—	—
Change in net assets resulting from capital transactions	$102,218,905	$41,294,924	$35,376,750	$5,272,260
SHARE TRANSACTIONS:
Investor Class
Issued	310,809,910	98,398,910	14,217,177	16,878,619
Reinvested	—	—	—	2,923
Redeemed	(302,738,408)	(95,794,252)	(13,034,431)	(16,379,693)
Service Class
Issued	32,011,785	41,362,396	398,162	883,080
Reinvested	—	—	—	696
Redeemed	(31,929,758)	(41,306,765)	(351,235)	(1,028,375)
Class A(a)
Issued	—	—	—	—
Reinvested	—	—	—	—
Redeemed	(51)	—	—	—
Change in shares	8,153,478	2,660,289	1,229,673	357,250

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 175

	Falling U.S. Dollar ProFund
	Year Ended July 31, 2011	Year Ended July 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(290,274)	$(367,649)
Net realized gains (losses) on investments	1,665,385	(193,690)
Change in net unrealized appreciation/depreciation on investments	(20,839)	(392,785)
Change in net assets resulting from operations	1,354,272	(954,124)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(1,288,747)	—
Service Class	(41,745)	—
Change in net assets resulting from distributions	(1,330,492)	—
Change in net assets resulting from capital transactions	(3,161,423)	(20,087,209)
Change in net assets	(3,137,643)	(21,041,333)
NET ASSETS:
Beginning of period	20,662,455	41,703,788
End of period	$17,524,812	$20,662,455
Accumulated net investment income (loss)	$(1,541,670)	$(236,276)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$111,884,960	$78,523,221
Dividends reinvested	1,131,169	—
Value of shares redeemed	(116,928,853)	(98,149,456)
Service Class
Proceeds from shares issued	6,450,558	5,816,698
Dividends reinvested	38,280	—
Value of shares redeemed	(5,737,537)	(6,277,672)
Change in net assets resulting from capital transactions	$(3,161,423)	$(20,087,209)
SHARE TRANSACTIONS:
Investor Class
Issued	4,421,975	2,925,477
Reinvested	48,237	—
Redeemed	(4,598,786)	(3,629,347)
Service Class
Issued	258,210	219,244
Reinvested	1,619	—
Redeemed	(229,672)	(240,152)
Change in shares	(98,417)	(724,778)

See accompanying notes to the financial statements.

176 :: Statements of Changes in Net Assets :: For the Periods Indicated

Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Net Realized Gains on Investments	Total Distributions
Bull ProFund
Investor Class
Year Ended July 31, 2011	$49.96	(0.57)	9.06	8.49	—	—		—	—
Year Ended July 31, 2010	$44.65	(0.16)	5.47	5.31	—	—		—	—
Year Ended July 31, 2009	$56.76	0.20	(12.25)	(12.05)	(0.06)	—	(c)	—	(0.06)
Year Ended July 31, 2008	$65.57	0.41	(8.52)	(8.11)	(0.70)	—		—	(0.70)
Year Ended July 31, 2007	$57.59	0.42	7.90	8.32	(0.34)	—		—	(0.34)
Service Class
Year Ended July 31, 2011	$45.26	(1.07)	8.24	7.17	—	—		—	—
Year Ended July 31, 2010	$40.86	(0.61)	5.01	4.40	—	—		—	—
Year Ended July 31, 2009	$52.37	(0.18)	(11.33)	(11.51)	—	—		—	—
Year Ended July 31, 2008	$60.51	(0.17)	(7.94)	(8.11)	(0.03)	—		—	(0.03)
Year Ended July 31, 2007	$53.40	(0.17)	7.28	7.11	—	—		—	—
Mid-Cap ProFund
Investor Class
Year Ended July 31, 2011	$39.70	(0.60)	9.87	9.27	—	—		—	—
Year Ended July 31, 2010	$33.01	(0.33)	7.02 (d)	6.69	—	—		—	—
Year Ended July 31, 2009	$42.88	(0.21)	(9.66)	(9.87)	—	—		—	—
Year Ended July 31, 2008	$47.04	0.09	(3.31)	(3.22)	(0.12)	—		(0.82)	(0.94)
Year Ended July 31, 2007	$41.22	0.19	5.76	5.95	(0.13)	—		—	(0.13)
Service Class
Year Ended July 31, 2011	$36.72	(1.04)	9.17	8.13	—	—		—	—
Year Ended July 31, 2010	$30.85	(0.69)	6.56 (d)	5.87	—	—		—	—
Year Ended July 31, 2009	$40.51	(0.50)	(9.16)	(9.66)	—	—		—	—
Year Ended July 31, 2008	$44.80	(0.34)	(3.13)	(3.47)	—	—		(0.82)	(0.82)
Year Ended July 31, 2007	$39.54	(0.25)	5.51	5.26	—	—		—	—

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Bull ProFund
Investor Class
Year Ended July 31, 2011	$58.45	17.01%	1.71%	1.71%	(1.01)%	$39,339	74%
Year Ended July 31, 2010	$49.96	11.89%	1.70%	1.70%	(0.32)%	$44,547	225%
Year Ended July 31, 2009	$44.65	(21.23)%	1.79%	1.79%	0.48%	$36,314	839%
Year Ended July 31, 2008	$56.76	(12.51)%	1.59%	1.59%	0.67%	$37,092	690%
Year Ended July 31, 2007	$65.57	14.47%	1.50%	1.50%	0.66%	$30,979	218%
Service Class
Year Ended July 31, 2011	$52.43	15.86%	2.71%	2.71%	(2.01)%	$4,665	74%
Year Ended July 31, 2010	$45.26	10.77%	2.70%	2.70%	(1.32)%	$6,254	225%
Year Ended July 31, 2009	$40.86	(21.98)%	2.79%	2.79%	(0.52)%	$9,650	839%
Year Ended July 31, 2008	$52.37	(13.41)%	2.59%	2.59%	(0.33)%	$3,486	690%
Year Ended July 31, 2007	$60.51	13.31%	2.50%	2.50%	(0.34)%	$6,344	218%
Mid-Cap ProFund
Investor Class
Year Ended July 31, 2011	$48.97	23.35%	1.71%	1.71%	(1.27)%	$28,133	59%
Year Ended July 31, 2010	$39.70	20.27%	1.78%	1.72%	(0.85)%	$19,031	365%
Year Ended July 31, 2009	$33.01	(23.02)%	2.12%	1.65%	(0.69)%	$12,888	1,263%
Year Ended July 31, 2008	$42.88	(6.96)%	1.90%	1.65%	0.21%	$10,660	857%
Year Ended July 31, 2007	$47.04	14.44%	1.77%	1.77%	0.43%	$7,605	705%
Service Class
Year Ended July 31, 2011	$44.85	22.14%	2.71%	2.71%	(2.27)%	$6,385	59%
Year Ended July 31, 2010	$36.72	19.03%	2.78%	2.72%	(1.85)%	$1,150	365%
Year Ended July 31, 2009	$30.85	(23.85)%	3.12%	2.65%	(1.69)%	$1,010	1,263%
Year Ended July 31, 2008	$40.51	(7.85)%	2.90%	2.65%	(0.79)%	$3,767	857%
Year Ended July 31, 2007	$44.80	13.30%	2.77%	2.77%	(0.57)%	$1,017	705%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  Amount is less than $0.005.

(d)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

178 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Small-Cap ProFund
Investor Class
Year Ended July 31, 2011	$36.34	(0.53)	8.60	8.07	—	—	—
Year Ended July 31, 2010	$30.99	(0.43)	5.78 (c)	5.35	—	—	—
Year Ended July 31, 2009	$40.20	(0.18)	(9.02)	(9.20)	(0.01)	—	(0.01)
Year Ended July 31, 2008	$44.11	0.24	(3.56)	(3.32)	(0.02)	(0.57)	(0.59)
Year Ended July 31, 2007	$40.66	0.54	3.33	3.87	(0.10)	(0.32)	(0.42)
Service Class
Year Ended July 31, 2011	$33.21	(0.92)	7.85	6.93	—	—	—
Year Ended July 31, 2010	$28.62	(0.75)	5.34 (c)	4.59	—	—	—
Year Ended July 31, 2009	$37.47	(0.44)	(8.41)	(8.85)	—	—	—
Year Ended July 31, 2008	$41.55	(0.16)	(3.35)	(3.51)	—	(0.57)	(0.57)
Year Ended July 31, 2007	$38.60	0.11	3.16	3.27	—	(0.32)	(0.32)
NASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2011	$64.66	(0.94)	17.13	16.19	—	(2.13)	(2.13)
Year Ended July 31, 2010	$57.39	(0.72)	9.18	8.46	—	(1.19)	(1.19)
Year Ended July 31, 2009	$67.03	(0.49)	(9.04)	(9.53)	(0.11)	—	(0.11)
Year Ended July 31, 2008	$71.65	(0.62)	(2.75)	(3.37)	—	(1.25)	(1.25)
Year Ended July 31, 2007	$57.17	(0.31)	15.58	15.27	—	(0.79)	(0.79)
Service Class
Year Ended July 31, 2011	$58.59	(1.60)	15.59	13.99	—	(2.13)	(2.13)
Year Ended July 31, 2010	$52.61	(1.31)	8.48	7.17	—	(1.19)	(1.19)
Year Ended July 31, 2009	$61.96	(0.96)	(8.39)	(9.35)	—	—	—
Year Ended July 31, 2008	$66.98	(1.28)	(2.49)	(3.77)	—	(1.25)	(1.25)
Year Ended July 31, 2007	$54.01	(0.94)	14.70	13.76	—	(0.79)	(0.79)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Small-Cap ProFund
Investor Class
Year Ended July 31, 2011	$44.41	22.23%	1.85%	1.73%	(1.27)%	$12,925	94%
Year Ended July 31, 2010	$36.34	17.30%	1.79%	1.71%	(1.22)%	$22,591	282%
Year Ended July 31, 2009	$30.99	(22.92)%	1.82%	1.59%	(0.56)%	$17,310	351%
Year Ended July 31, 2008	$40.20	(7.59)%	1.81%	1.63%	0.57%	$135,463	445%
Year Ended July 31, 2007	$44.11	9.49%	1.62%	1.62%	1.21%	$13,195	275%
Service Class
Year Ended July 31, 2011	$40.14	20.93%	2.85%	2.73%	(2.27)%	$1,024	94%
Year Ended July 31, 2010	$33.21	16.00%	2.79%	2.71%	(2.22)%	$1,341	282%
Year Ended July 31, 2009	$28.62	(23.62)%	2.82%	2.59%	(1.56)%	$1,162	351%
Year Ended July 31, 2008	$37.47	(8.50)%	2.81%	2.63%	(0.43)%	$2,067	445%
Year Ended July 31, 2007	$41.55	8.41%	2.62%	2.62%	0.21%	$2,722	275%
NASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2011	$78.72	25.21%	1.65%	1.65%	(1.28)%	$44,608	62%
Year Ended July 31, 2010	$64.66	14.74%	1.61%	1.61%	(1.16)%	$42,087	226%
Year Ended July 31, 2009	$57.39	(14.17)%	1.63%	1.63%	(0.98)%	$132,788	758%
Year Ended July 31, 2008	$67.03	(4.87)%	1.53%	1.53%	(0.83)%	$35,449	792%
Year Ended July 31, 2007	$71.65	26.84%	1.49%	1.49%	(0.47)%	$83,156	632%
Service Class
Year Ended July 31, 2011	$70.45	24.03%	2.65%	2.65%	(2.28)%	$4,806	62%
Year Ended July 31, 2010	$58.59	13.63%	2.61%	2.61%	(2.16)%	$4,981	226%
Year Ended July 31, 2009	$52.61	(15.09)%	2.63%	2.63%	(1.98)%	$6,488	758%
Year Ended July 31, 2008	$61.96	(5.81)%	2.53%	2.53%	(1.83)%	$4,937	792%
Year Ended July 31, 2007	$66.98	25.60%	2.49%	2.49%	(1.47)%	$2,912	632%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 179

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Large-Cap Value ProFund
Investor Class
Year Ended July 31, 2011	$33.04	0.24	4.06	4.30	—	—	—
Year Ended July 31, 2010	$29.69	0.20	3.45	3.65	(0.30)	—	(0.30)
Year Ended July 31, 2009	$40.45	0.50	(10.77)	(10.27)	(0.49)	—	(0.49)
Year Ended July 31, 2008	$54.91	0.49	(9.27)	(8.78)	(0.13)	(5.55)	(5.68)
Year Ended July 31, 2007	$48.46	0.51	6.17	6.68	(0.23)	—	(0.23)
Service Class
Year Ended July 31, 2011	$31.51	(0.11)	3.86	3.75	—	—	—
Year Ended July 31, 2010	$28.41	(0.12)	3.29	3.17	(0.07)	—	(0.07)
Year Ended July 31, 2009	$38.61	0.23	(10.29)	(10.06)	(0.14)	—	(0.14)
Year Ended July 31, 2008	$53.03	0.02	(8.89)	(8.87)	—	(5.55)	(5.55)
Year Ended July 31, 2007	$47.07	(0.01)	5.97	5.96	—	—	—
Large-Cap Growth ProFund
Investor Class
Year Ended July 31, 2011	$34.14	(0.01)	7.37	7.36	—	—	—
Year Ended July 31, 2010	$30.91	(0.07)	3.30	3.23	—	—	—
Year Ended July 31, 2009	$37.89	(0.04)	(6.94)	(6.98)	—	—	—
Year Ended July 31, 2008	$41.27	(0.13)	(3.25)	(3.38)	—	—	—
Year Ended July 31, 2007	$37.44	(0.06)	5.37	5.31	—	(1.48)	(1.48)
Service Class
Year Ended July 31, 2011	$31.65	(0.37)	6.81	6.44	—	—	—
Year Ended July 31, 2010	$28.95	(0.39)	3.09	2.70	—	—	—
Year Ended July 31, 2009	$35.84	(0.32)	(6.57)	(6.89)	—	—	—
Year Ended July 31, 2008	$39.44	(0.52)	(3.08)	(3.60)	—	—	—
Year Ended July 31, 2007	$36.17	(0.46)	5.21	4.75	—	(1.48)	(1.48)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Large-Cap Value ProFund
Investor Class
Year Ended July 31, 2011	$37.34	13.01%	1.89%	1.73%	0.67%	$13,920	733%
Year Ended July 31, 2010	$33.04	12.28%	2.23%	1.71%	0.61%	$13,096	1,214%
Year Ended July 31, 2009	$29.69	(25.30)%	1.88%	1.79%	1.77%	$5,142	919%
Year Ended July 31, 2008	$40.45	(17.59)%	1.75%	1.75%	1.02%	$10,916	596%
Year Ended July 31, 2007	$54.91	13.79%	1.52%	1.52%	0.96%	$14,369	267%
Service Class
Year Ended July 31, 2011	$35.26	11.90%	2.89%	2.73%	(0.33)%	$3,280	733%
Year Ended July 31, 2010	$31.51	11.14%	3.23%	2.71%	(0.39)%	$1,157	1,214%
Year Ended July 31, 2009	$28.41	(26.04)%	2.88%	2.79%	0.77%	$2,390	919%
Year Ended July 31, 2008	$38.61	(18.40)%	2.75%	2.75%	0.02%	$3,381	596%
Year Ended July 31, 2007	$53.03	12.66%	2.52%	2.52%	(0.04)%	$5,124	267%
Large-Cap Growth ProFund
Investor Class
Year Ended July 31, 2011	$41.50	21.56%	1.91%	1.73%	(0.04)%	$32,436	453%
Year Ended July 31, 2010	$34.14	10.45%	1.99%	1.85%	(0.20)%	$5,344	460%
Year Ended July 31, 2009	$30.91	(18.42)%	1.95%	1.95%	(0.16)%	$22,507	483%
Year Ended July 31, 2008	$37.89	(8.19)%	1.64%	1.64%	(0.32)%	$12,157	481%
Year Ended July 31, 2007	$41.27	14.30%	1.58%	1.58%	(0.16)%	$99,531	625%
Service Class
Year Ended July 31, 2011	$38.09	20.31%	2.91%	2.73%	(1.04)%	$3,900	453%
Year Ended July 31, 2010	$31.65	9.36%	2.99%	2.85%	(1.20)%	$3,220	460%
Year Ended July 31, 2009	$28.95	(19.22)%	2.95%	2.95%	(1.16)%	$3,080	483%
Year Ended July 31, 2008	$35.84	(9.13)%	2.64%	2.64%	(1.32)%	$5,542	481%
Year Ended July 31, 2007	$39.44	13.23%	2.58%	2.58%	(1.16)%	$8,827	625%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

180 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Mid-Cap Value ProFund
Investor Class
Year Ended July 31, 2011	$37.59	0.01	6.61	6.62	—	—	—
Year Ended July 31, 2010	$31.67	0.06	6.28	6.34	(0.42)	—	(0.42)
Year Ended July 31, 2009	$40.93	0.23	(9.49)	(9.26)	—	—	—
Year Ended July 31, 2008	$47.54	0.03	(5.19)	(5.16)	— (c)	(1.45)	(1.45)
Year Ended July 31, 2007	$42.42	0.19	5.32	5.51	(0.07)	(0.32)	(0.39)
Service Class
Year Ended July 31, 2011	$34.65	(0.40)	6.10	5.70	—	—	—
Year Ended July 31, 2010	$29.30	(0.27)	5.77	5.50	(0.15)	—	(0.15)
Year Ended July 31, 2009	$38.25	(0.05)	(8.90)	(8.95)	—	—	—
Year Ended July 31, 2008	$44.98	(0.38)	(4.90)	(5.28)	—	(1.45)	(1.45)
Year Ended July 31, 2007	$40.49	(0.25)	5.06	4.81	—	(0.32)	(0.32)
Mid-Cap Growth ProFund
Investor Class
Year Ended July 31, 2011	$35.86	(0.42)	10.97	10.55	—	—	—
Year Ended July 31, 2010	$29.72	(0.33)	6.47	6.14	—	—	—
Year Ended July 31, 2009	$37.81	(0.26)	(7.83)	(8.09)	—	—	—
Year Ended July 31, 2008	$42.26	(0.46)	(0.57)	(1.03)	—	(3.42)	(3.42)
Year Ended July 31, 2007	$36.36	(0.23)	6.15	5.92	—	(0.02)	(0.02)
Service Class
Year Ended July 31, 2011	$32.63	(0.82)	10.01	9.19	—	—	—
Year Ended July 31, 2010	$27.33	(0.64)	5.94	5.30	—	—	—
Year Ended July 31, 2009	$35.10	(0.52)	(7.25)	(7.77)	—	—	—
Year Ended July 31, 2008	$39.83	(0.84)	(0.47)	(1.31)	—	(3.42)	(3.42)
Year Ended July 31, 2007	$34.61	(0.61)	5.85	5.24	—	(0.02)	(0.02)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Mid-Cap Value ProFund
Investor Class
Year Ended July 31, 2011	$44.21	17.61%	1.84%	1.73%	0.02%	$15,621	678%
Year Ended July 31, 2010	$37.59	20.03%	1.93%	1.70%	0.17%	$14,273	849%
Year Ended July 31, 2009	$31.67	(22.62)%	1.91%	1.80%	0.78%	$6,832	722%
Year Ended July 31, 2008	$40.93	(11.07)%	1.80%	1.78%	0.06%	$20,465	903%
Year Ended July 31, 2007	$47.54	13.01%	1.50%	1.50%	0.41%	$7,060	445%
Service Class
Year Ended July 31, 2011	$40.35	16.45%	2.84%	2.73%	(0.98)%	$2,871	678%
Year Ended July 31, 2010	$34.65	18.83%	2.93%	2.70%	(0.83)%	$1,118	849%
Year Ended July 31, 2009	$29.30	(23.40)%	2.91%	2.80%	(0.22)%	$1,804	722%
Year Ended July 31, 2008	$38.25	(11.97)%	2.80%	2.78%	(0.94)%	$3,280	903%
Year Ended July 31, 2007	$44.98	11.87%	2.50%	2.50%	(0.59)%	$3,473	445%
Mid-Cap Growth ProFund
Investor Class
Year Ended July 31, 2011	$46.41	29.45%	1.78%	1.78%	(0.98)%	$24,923	426%
Year Ended July 31, 2010	$35.86	20.66%	1.94%	1.86%	(0.98)%	$6,858	629%
Year Ended July 31, 2009	$29.72	(21.40)%	1.71%	1.71%	(0.98)%	$15,656	743%
Year Ended July 31, 2008	$37.81	(2.80)%	1.74%	1.74%	(1.14)%	$30,265	1,331%
Year Ended July 31, 2007	$42.26	16.28%	1.45%	1.45%	(0.55)%	$16,908	612%
Service Class
Year Ended July 31, 2011	$41.82	28.16%	2.77%	2.77%	(1.97)%	$7,452	426%
Year Ended July 31, 2010	$32.63	19.43%	2.94%	2.86%	(1.98)%	$6,079	629%
Year Ended July 31, 2009	$27.33	(22.14)%	2.71%	2.71%	(1.98)%	$4,486	743%
Year Ended July 31, 2008	$35.10	(3.73)%	2.74%	2.74%	(2.14)%	$7,802	1,331%
Year Ended July 31, 2007	$39.83	15.14%	2.45%	2.45%	(1.55)%	$8,550	612%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 181

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Capital Contributions
Small-Cap Value ProFund
Investor Class
Year Ended July 31, 2011	$37.15	(0.18)	6.52	6.34	—	—	—	0.06	(c)
Year Ended July 31, 2010	$32.22	(0.12)	5.08	4.96	—	(0.03)	(0.03)	—
Year Ended July 31, 2009	$40.92	0.20	(8.60)	(8.40)	(0.30)	—	(0.30)	—
Year Ended July 31, 2008	$48.10	(0.04)	(6.09)	(6.13)	(0.01)	(1.04)	(1.05)	—
Year Ended July 31, 2007	$43.28	0.06	4.76	4.82	—	—	—	—
Service Class
Year Ended July 31, 2011	$34.23	(0.57)	6.01	5.44	—	—	—	0.06	(c)
Year Ended July 31, 2010	$29.99	(0.46)	4.73	4.27	—	(0.03)	(0.03)	—
Year Ended July 31, 2009	$38.09	(0.10)	(8.00)	(8.10)	—	—	—	—
Year Ended July 31, 2008	$45.32	(0.45)	(5.74)	(6.19)	—	(1.04)	(1.04)	—
Year Ended July 31, 2007	$41.20	(0.40)	4.52	4.12	—	—	—	—
Small-Cap Growth ProFund
Investor Class
Year Ended July 31, 2011	$35.91	(0.27)	10.08	9.81	—	—	—	0.05	(d)
Year Ended July 31, 2010	$30.51	(0.33)	5.73 (e)	5.40	—	—	—	—
Year Ended July 31, 2009	$39.16	(0.28)	(8.37)	(8.65)	—	—	—	—
Year Ended July 31, 2008	$44.76	(0.40)	(2.39)	(2.79)	—	(2.81)	(2.81)	—
Year Ended July 31, 2007	$39.36	(0.47)	5.87	5.40	—	—	—	—
Service Class
Year Ended July 31, 2011	$32.83	(0.67)	9.23	8.56	—	—	—	0.05	(d)
Year Ended July 31, 2010	$28.19	(0.65)	5.29 (e)	4.64	—	—	—	—
Year Ended July 31, 2009	$36.54	(0.55)	(7.80)	(8.35)	—	—	—	—
Year Ended July 31, 2008	$42.36	(0.80)	(2.21)	(3.01)	—	(2.81)	(2.81)	—
Year Ended July 31, 2007	$37.65	(0.88)	5.59	4.71	—	—	—	—

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Small-Cap Value ProFund
Investor Class
Year Ended July 31, 2011	$43.55	17.23	%(c)	1.96%	1.73%	(0.43)%	$6,100	877%
Year Ended July 31, 2010	$37.15	15.39%		1.92%	1.71%	(0.33)%	$6,416	859%
Year Ended July 31, 2009	$32.22	(20.45)%		1.83%	1.53%	0.56%	$20,762	841%
Year Ended July 31, 2008	$40.92	(12.86)%		2.04%	1.49%	(0.09)%	$7,883	1,567%
Year Ended July 31, 2007	$48.10	11.14%		1.73%	1.55%	0.12%	$3,663	865%
Service Class
Year Ended July 31, 2011	$39.73	16.10	%(c)	2.96%	2.73%	(1.43)%	$2,748	877%
Year Ended July 31, 2010	$34.23	14.23%		2.92%	2.71%	(1.33)%	$713	859%
Year Ended July 31, 2009	$29.99	(21.27)%		2.83%	2.53%	(0.44)%	$1,493	841%
Year Ended July 31, 2008	$38.09	(13.80)%		3.04%	2.49%	(1.09)%	$1,452	1,567%
Year Ended July 31, 2007	$45.32	10.00%		2.73%	2.55%	(0.88)%	$2,555	865%
Small-Cap Growth ProFund
Investor Class
Year Ended July 31, 2011	$45.77	27.46	%(d)	1.78%	1.73%	(0.64)%	$19,724	530%
Year Ended July 31, 2010	$35.91	17.70%		2.06%	1.71%	(0.99)%	$30,643	622%
Year Ended July 31, 2009	$30.51	(22.09)%		2.12%	1.60%	(0.97)%	$11,346	1,070%
Year Ended July 31, 2008	$39.16	(6.48)%		1.93%	1.49%	(0.95)%	$20,822	764%
Year Ended July 31, 2007	$44.76	13.72%		1.62%	1.56%	(1.07)%	$8,130	732%
Service Class
Year Ended July 31, 2011	$41.44	26.22	%(d)	2.78%	2.73%	(1.64)%	$7,105	530%
Year Ended July 31, 2010	$32.83	16.50%		3.06%	2.71%	(1.99)%	$2,873	622%
Year Ended July 31, 2009	$28.19	(22.85)%		3.12%	2.60%	(1.97)%	$2,725	1,070%
Year Ended July 31, 2008	$36.54	(7.41)%		2.93%	2.49%	(1.95)%	$4,677	764%
Year Ended July 31, 2007	$42.36	12.51%		2.62%	2.56%	(2.07)%	$4,843	732%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.06 to the net asset value and 0.16% to the total return. Without this contribution, the net asset value and the total return would be lower.

(d)  The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.05 to the net asset value and 0.14% to the total return. Without this contribution, the net asset value and the total return would be lower.

(e)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

182 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Net Realized Gains on Investments	Total Distributions
Europe 30 ProFund
Investor Class
Year Ended July 31, 2011	$12.67	0.37	1.52 (c)	1.89	—	—		—	—
Year Ended July 31, 2010	$12.41	0.05	0.36 (c)	0.41	(0.15)	—		—	(0.15)
Year Ended July 31, 2009	$17.36	0.27	(4.79)	(4.52)	(0.16)	—	(d)	(0.27)	(0.43)
Year Ended July 31, 2008	$20.45	0.24	(1.83)	(1.59)	(1.50)	—		—	(1.50)
Year Ended July 31, 2007	$17.21	0.24	3.00	3.24	— (d)	—		—	— (d)
Service Class
Year Ended July 31, 2011	$12.89	0.22	1.58 (c)	1.80	—	—		—	—
Year Ended July 31, 2010	$12.69	(0.08)	0.35 (c)	0.27	(0.07)	—		—	(0.07)
Year Ended July 31, 2009	$17.64	0.15	(4.83)	(4.68)	—	—		(0.27)	(0.27)
Year Ended July 31, 2008	$20.56	0.04	(1.88)	(1.84)	(1.08)	—		—	(1.08)
Year Ended July 31, 2007	$17.45	0.05	3.06	3.11	—	—		—	—
UltraBull ProFund
Investor Class
Year Ended July 31, 2011	$31.01	(0.23)	11.20	10.97	—	—		—	—
Year Ended July 31, 2010	$25.59	(0.16)	5.58	5.42	—	—		—	—
Year Ended July 31, 2009	$50.82	0.10	(25.16)	(25.06)	(0.16)	0.01		—	(0.17)
Year Ended July 31, 2008	$72.29	0.56	(20.55)	(19.99)	(1.48)	—		—	(1.48)
Year Ended July 31, 2007	$58.16	0.69	13.49	14.18	(0.05)	—		—	(0.05)
Service Class
Year Ended July 31, 2011	$28.10	(0.59)	10.16	9.57	—	—		—	—
Year Ended July 31, 2010	$23.42	(0.44)	5.12	4.68	—	—		—	—
Year Ended July 31, 2009	$46.70	(0.12)	(23.12)	(23.24)	(0.04)	—	(d)	—	(0.04)
Year Ended July 31, 2008	$66.58	(0.04)	(19.03)	(19.07)	(0.81)	—		—	(0.81)
Year Ended July 31, 2007	$54.03	0.04	12.51	12.55	—	—		—	—

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Europe 30 ProFund
Investor Class
Year Ended July 31, 2011	$14.56	14.92%	1.73%	1.73%	2.57%	$7,386	1,579%
Year Ended July 31, 2010	$12.67	3.22%	1.86%	1.75%	0.40%	$11,109	1,107%
Year Ended July 31, 2009	$12.41	(25.49)%	2.03%	1.94%	2.32%	$8,034	2,221%
Year Ended July 31, 2008	$17.36	(8.74)%	1.67%	1.66%	1.16%	$6,553	1,791%
Year Ended July 31, 2007	$20.45	18.83%	1.37%	1.37%	1.23%	$18,757	968%
Service Class
Year Ended July 31, 2011	$14.69	13.88%	2.73%	2.73%	1.57%	$296	1,579%
Year Ended July 31, 2010	$12.89	2.16%	2.86%	2.75%	(0.60)%	$1,610	1,107%
Year Ended July 31, 2009	$12.69	(26.16)%	3.03%	2.94%	1.32%	$1,581	2,221%
Year Ended July 31, 2008	$17.64	(9.66)%	2.67%	2.66%	0.16%	$1,666	1,791%
Year Ended July 31, 2007	$20.56	17.82%	2.37%	2.37%	0.23%	$2,610	968%
UltraBull ProFund
Investor Class
Year Ended July 31, 2011	$41.98	35.38%	1.62%	1.62%	(0.61)%	$101,927	450%
Year Ended July 31, 2010	$31.01	21.18%	1.65%	1.65%	(0.53)%	$97,062	741%
Year Ended July 31, 2009	$25.59	(49.27)%	1.65%	1.65%	0.40%	$61,531	697%
Year Ended July 31, 2008	$50.82	(28.23)%	1.50%	1.50%	0.87%	$94,384	350%
Year Ended July 31, 2007	$72.29	24.38%	1.45%	1.45%	0.98%	$147,984	370%
Service Class
Year Ended July 31, 2011	$37.67	34.09%	2.62%	2.62%	(1.61)%	$6,218	450%
Year Ended July 31, 2010	$28.10	19.98%	2.65%	2.65%	(1.53)%	$4,551	741%
Year Ended July 31, 2009	$23.42	(49.77)%	2.65%	2.65%	(0.60)%	$5,752	697%
Year Ended July 31, 2008	$46.70	(28.98)%	2.50%	2.50%	(0.13)%	$9,534	350%
Year Ended July 31, 2007	$66.58	23.23%	2.45%	2.45%	(0.02)%	$11,082	370%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)  Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 183

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
UltraMid-Cap ProFund
Investor Class
Year Ended July 31, 2011	$28.74	(0.44)	15.06	14.62	—	—	$43.36
Year Ended July 31, 2010	$20.59	(0.22)	8.37	8.15	— (c)	— (c)	$28.74
Year Ended July 31, 2009	$42.88	(0.09)	(22.19)	(22.28)	(0.01)	(0.01)	$20.59
Year Ended July 31, 2008	$52.65	0.16	(9.54)	(9.38)	(0.39)	(0.39)	$42.88
Year Ended July 31, 2007	$42.52	0.33	10.18	10.51	(0.38)	(0.38)	$52.65
Service Class
Year Ended July 31, 2011	$26.38	(0.81)	13.84	13.03	—	—	$39.41
Year Ended July 31, 2010	$19.09	(0.47)	7.76	7.29	—	—	$26.38
Year Ended July 31, 2009	$40.09	(0.27)	(20.73)	(21.00)	—	—	$19.09
Year Ended July 31, 2008	$49.36	(0.31)	(8.96)	(9.27)	—	—	$40.09
Year Ended July 31, 2007	$39.93	(0.17)	9.60	9.43	—	—	$49.36
UltraSmall-Cap ProFund
Investor Class
Year Ended July 31, 2011	$13.64	(0.25)	6.49	6.24	—	—	$19.88
Year Ended July 31, 2010	$10.53	(0.16)	3.27	3.11	—	—	$13.64
Year Ended July 31, 2009	$23.26	(0.07)	(12.65)	(12.72)	(0.01)	(0.01)	$10.53
Year Ended July 31, 2008	$29.82	0.07	(6.61)	(6.54)	(0.02)	(0.02)	$23.26
Year Ended July 31, 2007	$26.21	0.24	3.42	3.66	(0.05)	(0.05)	$29.82
Service Class
Year Ended July 31, 2011	$12.36	(0.41)	5.89	5.48	—	—	$17.84
Year Ended July 31, 2010	$9.64	(0.28)	3.00	2.72	—	—	$12.36
Year Ended July 31, 2009	$21.53	(0.17)	(11.72)	(11.89)	—	—	$9.64
Year Ended July 31, 2008	$27.87	(0.17)	(6.17)	(6.34)	—	—	$21.53
Year Ended July 31, 2007	$24.70	(0.05)	3.22	3.17	—	—	$27.87

		Ratios to Average Net Assets			Supplemental Data
	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraMid-Cap ProFund
Investor Class
Year Ended July 31, 2011	50.87%	1.64%	1.64%	(1.06)%	$63,175	82%
Year Ended July 31, 2010	39.60%	1.68%	1.68%	(0.76)%	$31,639	329%
Year Ended July 31, 2009	(51.97)%	1.76%	1.76%	(0.44)%	$28,094	469%
Year Ended July 31, 2008	(17.94)%	1.54%	1.54%	0.34%	$50,581	348%
Year Ended July 31, 2007	24.78%	1.46%	1.46%	0.63%	$84,108	334%
Service Class
Year Ended July 31, 2011	49.39%	2.64%	2.64%	(2.06)%	$2,032	82%
Year Ended July 31, 2010	38.19%	2.68%	2.68%	(1.76)%	$2,535	329%
Year Ended July 31, 2009	(52.38)%	2.76%	2.76%	(1.44)%	$1,862	469%
Year Ended July 31, 2008	(18.76)%	2.54%	2.54%	(0.66)%	$4,747	348%
Year Ended July 31, 2007	23.59%	2.46%	2.46%	(0.37)%	$9,209	334%
UltraSmall-Cap ProFund
Investor Class
Year Ended July 31, 2011	45.75%	1.70%	1.70%	(1.31)%	$48,580	102%
Year Ended July 31, 2010	29.53%	1.77%	1.76%	(1.23)%	$39,627	118%
Year Ended July 31, 2009	(54.70)%	1.80%	1.80%	(0.73)%	$26,338	203%
Year Ended July 31, 2008	(21.93)%	1.49%	1.49%	0.28%	$56,505	142%
Year Ended July 31, 2007	13.94%	1.42%	1.42%	0.78%	$124,568	182%
Service Class
Year Ended July 31, 2011	44.34%	2.69%	2.69%	(2.30)%	$2,366	102%
Year Ended July 31, 2010	28.22%	2.77%	2.76%	(2.23)%	$1,939	118%
Year Ended July 31, 2009	(55.23)%	2.80%	2.80%	(1.73)%	$1,933	203%
Year Ended July 31, 2008	(22.75)%	2.49%	2.49%	(0.72)%	$3,355	142%
Year Ended July 31, 2007	12.83%	2.42%	2.42%	(0.22)%	$7,170	182%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  Amount is less than $0.005.

See accompanying notes to the financial statements.

184 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Capital Contributions
UltraDow 30 ProFund
Investor Class
Year Ended July 31, 2011	$22.39	(0.21)	8.16	7.95	—	—	—	—
Year Ended July 31, 2010	$17.35	(0.09)	5.13	5.04	— (d)	—	— (d)	—
Year Ended July 31, 2009	$31.25	0.05	(14.16)	(14.11)	(0.18)	—	(0.18)	0.39	(e)
Year Ended July 31, 2008	$44.69	0.52	(13.65)	(13.13)	(0.15)	(0.16)	(0.31)	—
Year Ended July 31, 2007	$33.43	0.60	10.93	11.53	(0.13)	(0.14)	(0.27)	—
Service Class
Year Ended July 31, 2011	$21.28	(0.48)	7.75	7.27	—	—	—	—
Year Ended July 31, 2010	$16.64	(0.30)	4.94	4.64	—	—	—	—
Year Ended July 31, 2009	$29.98	(0.10)	(13.59)	(13.69)	(0.04)	—	(0.04)	0.39	(e)
Year Ended July 31, 2008	$43.18	0.14	(13.18)	(13.04)	—	(0.16)	(0.16)	—
Year Ended July 31, 2007	$32.52	0.21	10.59	10.80	—	(0.14)	(0.14)	—
UltraNASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2011	$19.15	(0.26)	10.99	10.73	—	—	—	—
Year Ended July 31, 2010	$14.84	(0.20)	4.51	4.31	—	—	—	—
Year Ended July 31, 2009	$24.40	(0.12)	(9.44)	(9.56)	—	—	—	—
Year Ended July 31, 2008	$29.66	(0.14)	(5.12)	(5.26)	—	—	—	—
Year Ended July 31, 2007	$19.59	(0.08)	10.15	10.07	—	—	—	—
Service Class
Year Ended July 31, 2011	$17.14	(0.49)	9.83	9.34	—	—	—	—
Year Ended July 31, 2010	$13.40	(0.37)	4.11	3.74	—	—	—	—
Year Ended July 31, 2009	$22.28	(0.24)	(8.64)	(8.88)	—	—	—	—
Year Ended July 31, 2008	$27.34	(0.40)	(4.66)	(5.06)	—	—	—	—
Year Ended July 31, 2007	$18.24	(0.32)	9.42	9.10	—	—	—	—

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraDow 30 ProFund
Investor Class
Year Ended July 31, 2011	$30.34	35.51%		1.78%	1.72%	(0.74)%	$18,046	— (c)
Year Ended July 31, 2010	$22.39	29.07%		1.79%	1.75%	(0.42)%	$9,690	181%
Year Ended July 31, 2009	$17.35	(43.87	)%(e)	1.84%	1.84%	0.33%	$13,891	230%
Year Ended July 31, 2008	$31.25	(29.58)%		1.55%	1.55%	1.27%	$22,668	282%
Year Ended July 31, 2007	$44.69	34.58%		1.47%	1.47%	1.45%	$39,544	525%
Service Class
Year Ended July 31, 2011	$28.55	34.21%		2.78%	2.72%	(1.74)%	$1,951	— (c)
Year Ended July 31, 2010	$21.28	27.88%		2.79%	2.75%	(1.42)%	$5,297	181%
Year Ended July 31, 2009	$16.64	(44.37	)%(e)	2.84%	2.84%	(0.67)%	$2,295	230%
Year Ended July 31, 2008	$29.98	(30.31)%		2.55%	2.55%	0.27%	$2,693	282%
Year Ended July 31, 2007	$43.18	33.25%		2.47%	2.47%	0.45%	$3,475	525%
UltraNASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2011	$29.88	56.03%		1.61%	1.61%	(1.02)%	$121,051	34%
Year Ended July 31, 2010	$19.15	29.04%		1.62%	1.62%	(1.09)%	$114,365	31%
Year Ended July 31, 2009	$14.84	(39.18)%		1.61%	1.61%	(0.99)%	$104,317	338%
Year Ended July 31, 2008	$24.40	(17.73)%		1.46%	1.46%	(0.48)%	$181,556	291%
Year Ended July 31, 2007	$29.66	51.40%		1.40%	1.40%	(0.30)%	$248,250	156%
Service Class
Year Ended July 31, 2011	$26.48	54.55%		2.61%	2.61%	(2.02)%	$5,684	34%
Year Ended July 31, 2010	$17.14	27.91%		2.62%	2.62%	(2.09)%	$8,268	31%
Year Ended July 31, 2009	$13.40	(39.86)%		2.61%	2.61%	(1.99)%	$5,274	338%
Year Ended July 31, 2008	$22.28	(18.51)%		2.46%	2.46%	(1.48)%	$10,493	291%
Year Ended July 31, 2007	$27.34	49.89%		2.40%	2.40%	(1.30)%	$14,774	156%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The portfolio turnover rate significantly decreased due to there being no sales or purchases of equity securities during the year.

(d)  Amount is less than $0.005.

(e)  The amounts include a voluntary capital contribution from the Advisor in connection with a reimbursement to the Fund as a result of incorrect shareholder trade information that was used to position the investment portfolio. The contribution represented $0.39 to the net asset value and 2.26% to the total return. Without this contribution, the net asset value and total return would have been lower.

See accompanying notes to the financial statements.

Financial Highlights :: 185

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Capital Contributions
UltraInternational ProFund
Investor Class
Year Ended July 31, 2011	$11.21	(0.22)	3.15	2.93	—	—	—	—
Year Ended July 31, 2010	$11.14	(0.21)	0.28 (d)	0.07	—	—	—	—
Year Ended July 31, 2009	$25.09	(0.12)	(13.81)	(13.93)	(0.09)	—	(0.09)	0.07	(e)
Year Ended July 31, 2008	$36.45	0.79	(11.86)	(11.07)	(0.29)	—	(0.29)	—
Year Ended July 31, 2007	$27.55	1.30	8.14	9.44	(0.32)	(0.22)	(0.54)	—
Service Class
Year Ended July 31, 2011	$10.96	(0.36)	3.08	2.72	—	—	—	—
Year Ended July 31, 2010	$11.00	(0.33)	0.29 (d)	(0.04)	—	—	—	—
Year Ended July 31, 2009	$24.77	(0.23)	(13.61)	(13.84)	—	—	—	0.07	(e)
Year Ended July 31, 2008	$36.06	0.45	(11.74)	(11.29)	—	—	—	—
Year Ended July 31, 2007	$27.47	0.95	8.11	9.06	(0.25)	(0.22)	(0.47)	—
UltraEmerging Markets ProFund
Investor Class
Year Ended July 31, 2011	$14.53	0.05	2.02	2.07	—	—	—	—
Year Ended July 31, 2010	$12.30	(0.04)	2.27	2.23	—	—	—	—
Year Ended July 31, 2009	$29.73	0.05	(17.21)	(17.16)	(0.27)	—	(0.27)	—
Year Ended July 31, 2008	$45.85	1.10	(2.42)	(1.32)	(0.62)	(14.18)	(14.80)	—
Year Ended July 31, 2007	$24.09	1.38	20.68	22.06	(0.30)	—	(0.30)	—
Service Class
Year Ended July 31, 2011	$14.48	(0.12)	2.02	1.90	—	—	—	—
Year Ended July 31, 2010	$12.37	(0.18)	2.29	2.11	—	—	—	—
Year Ended July 31, 2009	$29.09	(0.05)	(16.67)	(16.72)	— (g)	—	— (g)	—
Year Ended July 31, 2008	$45.31	0.67	(2.35)	(1.68)	(0.36)	(14.18)	(14.54)	—
Year Ended July 31, 2007	$24.02	1.01	20.51	21.52	(0.23)	—	(0.23)	—

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraInternational ProFund
Investor Class
Year Ended July 31, 2011	$14.14	26.14%		1.66%	1.63%	(1.56)%	$23,935	1,297	%(c)
Year Ended July 31, 2010	$11.21	0.63%		1.87%	1.73%	(1.66)%	$10,496	—
Year Ended July 31, 2009	$11.14	(55.14	)%(e)	1.84%	1.84%	(1.29)%	$19,350	—
Year Ended July 31, 2008	$25.09	(30.59)%		1.58%	1.58%	2.33%	$14,995	—
Year Ended July 31, 2007	$36.45	34.38%		1.48%	1.48%	3.72%	$35,554	—
Service Class
Year Ended July 31, 2011	$13.68	24.82%		2.66%	2.63%	(2.56)%	$639	1,297	%(c)
Year Ended July 31, 2010	$10.96	(0.36)%		2.87%	2.73%	(2.66)%	$1,245	—
Year Ended July 31, 2009	$11.00	(55.59	)%(e)	2.84%	2.84%	(2.29)%	$2,355	—
Year Ended July 31, 2008	$24.77	(31.31)%		2.58%	2.58%	1.33%	$5,049	—
Year Ended July 31, 2007	$36.06	33.10%		2.48%	2.48%	2.72%	$6,007	—
UltraEmerging Markets ProFund
Investor Class
Year Ended July 31, 2011	$16.60	14.32%		1.66%	1.66%	0.28%	$46,541	137%
Year Ended July 31, 2010	$14.53	18.13%		1.63%	1.63%	(0.24)%	$63,667	134%
Year Ended July 31, 2009	$12.30	(57.03)%		1.61%	1.61%	0.48%	$88,047	50%
Year Ended July 31, 2008	$29.73	(11.04)%		1.44%	1.44%	2.51%	$123,040	381	%(f)
Year Ended July 31, 2007	$45.85	91.96%		1.37%	1.37%	3.89%	$243,763	—
Service Class
Year Ended July 31, 2011	$16.38	13.12%		2.66%	2.66%	(0.72)%	$4,126	137%
Year Ended July 31, 2010	$14.48	17.06%		2.63%	2.63%	(1.24)%	$6,993	134%
Year Ended July 31, 2009	$12.37	(57.48)%		2.61%	2.61%	(0.52)%	$7,368	50%
Year Ended July 31, 2008	$29.09	(11.93)%		2.44%	2.44%	1.51%	$9,848	381	%(f)
Year Ended July 31, 2007	$45.31	89.91%		2.37%	2.37%	2.89%	$11,471	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.

(d)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)  The amounts include a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment. The contribution represented $0.07 to the net asset value and 0.99% to the total return. Without this contribution, the net asset value and total return would have been lower.

(f)  The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of equity securities.

(g)  Amount is less than $0.005.

See accompanying notes to the financial statements.

186 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraLatin America ProFund
Investor Class
Year Ended July 31, 2011	$11.15	0.07	2.01	2.08	(0.07)	—	(0.07)
Year Ended July 31, 2010	$7.99	0.06	3.12	3.18	(0.02)	—	(0.02)
Year Ended July 31, 2009	$27.80	0.03	(19.79)	(19.76)	(0.05)	—	(0.05)
October 16, 2007 through July 31, 2008(d)	$30.00	0.19	(1.83)	(1.64)	(0.07)	(0.49)	(0.56)
Service Class
Year Ended July 31, 2011	$11.01	(0.06)	1.98	1.92	—	—	—
Year Ended July 31, 2010	$7.95	(0.05)	3.11	3.06	—	—	—
Year Ended July 31, 2009	$27.66	(0.02)	(19.69)	(19.71)	— (g)	—	— (g)
October 16, 2007 through July 31, 2008(d)	$30.00	(0.07)	(1.73)	(1.80)	(0.05)	(0.49)	(0.54)
UltraChina ProFund
Investor Class
Year Ended July 31, 2011	$10.46	(0.08)	2.57	2.49	—	(0.11)	(0.11)
Year Ended July 31, 2010	$9.92	(0.07)	0.61 (h)	0.54	— (g)	—	— (g)
Year Ended July 31, 2009	$19.09	0.01	(9.16)	(9.15)	(0.02)	—	(0.02)
February 4, 2008 through July 31, 2008(d)	$30.00	0.04	(10.95)	(10.91)	—	—	—
Service Class
Year Ended July 31, 2011	$10.23	(0.21)	2.51	2.30	—	(0.11)	(0.11)
Year Ended July 31, 2010	$9.81	(0.17)	0.59 (h)	0.42	—	—	—
Year Ended July 31, 2009	$18.99	(0.05)	(9.13)	(9.18)	—	—	—
February 4, 2008 through July 31, 2008(d)	$30.00	(0.07)	(10.94)	(11.01)	—	—	—

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
UltraLatin America ProFund
Investor Class
Year Ended July 31, 2011	$13.16	18.58%		1.66%	1.66%		0.50%	$30,002	88%
Year Ended July 31, 2010	$11.15	39.78%		1.64%	1.64%		0.56%	$46,022	172%
Year Ended July 31, 2009	$7.99	(70.90)%		1.80%	1.80%		0.53%	$41,757	654%
October 16, 2007 through July 31, 2008(d)	$27.80	(5.47	)%(e)	1.66%	1.66	%(f)	0.75%	$28,156	685	%(e)
Service Class
Year Ended July 31, 2011	$12.93	17.44%		2.66%	2.66%		(0.50)%	$2,150	88%
Year Ended July 31, 2010	$11.01	38.32%		2.64%	2.64%		(0.44)%	$3,821	172%
Year Ended July 31, 2009	$7.95	(71.20)%		2.80%	2.80%		(0.47)%	$5,301	654%
October 16, 2007 through July 31, 2008(d)	$27.66	(6.00	)%(e)	2.66%	2.66	%(f)	(0.25)%	$2,557	685	%(e)
UltraChina ProFund
Investor Class
Year Ended July 31, 2011	$12.84	23.88%		1.77%	1.73%		(0.65)%	$19,688	216%
Year Ended July 31, 2010	$10.46	5.45%		1.85%	1.71%		(0.72)%	$18,961	331%
Year Ended July 31, 2009	$9.92	(47.79)%		1.89%	1.86%		0.17%	$52,400	349%
February 4, 2008 through July 31, 2008(d)	$19.09	(36.37	)%(e)	2.15%	1.95%		0.36%	$12,374	5	%(e)
Service Class
Year Ended July 31, 2011	$12.42	22.56%		2.77%	2.73%		(1.65)%	$836	216%
Year Ended July 31, 2010	$10.23	4.28%		2.85%	2.71%		(1.72)%	$1,041	331%
Year Ended July 31, 2009	$9.81	(48.34)%		2.89%	2.86%		(0.83)%	$3,754	349%
February 4, 2008 through July 31, 2008(d)	$18.99	(36.70	)%(e)	3.15%	2.95%		(0.64)%	$574	5	%(e)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)  Period from commencement of operations

(e)  Not annualized for periods less than one year.

(f)  The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.64% and 2.64% for the Investor Class and Service Class, respectively, for the period ended July 31, 2008.

(g)  Amount is less than $0.005.

(h)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 187

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Net Realized Gains on Investments	Total Distributions
UltraJapan ProFund
Investor Class
Year Ended July 31, 2011	$7.82	(0.13)	0.06	(0.07)	—	—		—	—
Year Ended July 31, 2010	$10.33	(0.17)	(2.34)	(2.51)	—	—		—	—
Year Ended July 31, 2009	$24.74	(0.12)	(14.17)	(14.29)	(0.09)	(0.03)		—	(0.12)
Year Ended July 31, 2008	$47.88	0.69	(21.03)	(20.34)	(2.80)	—	(d)	—	(2.80)
Year Ended July 31, 2007	$58.53	1.87	12.42	14.29	(1.79)	—		(23.15)	(24.94)
Service Class
Year Ended July 31, 2011	$7.30	(0.21)	0.07	(0.14)	—	—		—	—
Year Ended July 31, 2010	$9.74	(0.26)	(2.18)	(2.44)	—	—		—	—
Year Ended July 31, 2009	$23.24	(0.21)	(13.29)	(13.50)	—	—		—	—
Year Ended July 31, 2008	$44.57	0.36	(19.73)	(19.37)	(1.96)	—	(d)	—	(1.96)
Year Ended July 31, 2007	$55.85	1.34	11.77	13.11	(1.24)	—		(23.15)	(24.39)
Bear ProFund
Investor Class
Year Ended July 31, 2011	$23.60	(0.34)	(4.24)	(4.58)	—	—		—	—
Year Ended July 31, 2010	$28.28	(0.38)	(4.30)	(4.68)	—	—		—	—
Year Ended July 31, 2009	$29.15	(0.37)	1.43	1.06	(0.07)	—		(1.86)	(1.93)
Year Ended July 31, 2008	$26.32	0.39	3.28	3.67	(0.83)	(0.01)		—	(0.84)
Year Ended July 31, 2007	$29.96	1.02	(3.11)	(2.09)	(1.55)	—	(d)	—	(1.55)
Service Class
Year Ended July 31, 2011	$23.90	(0.55)	(4.28)	(4.83)	—	—		—	—
Year Ended July 31, 2010	$28.92	(0.63)	(4.39)	(5.02)	—	—		—	—
Year Ended July 31, 2009	$30.02	(0.71)	1.47	0.76	—	—		(1.86)	(1.86)
Year Ended July 31, 2008	$26.57	0.11	3.42	3.53	(0.08)	—	(d)	—	(0.08)
Year Ended July 31, 2007	$28.82	0.75	(3.00)	(2.25)	—	—		—	—

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraJapan ProFund
Investor Class
Year Ended July 31, 2011	$7.75	(0.90)%	1.91%	1.73%	(1.66)%	$15,737	1,297%
Year Ended July 31, 2010	$7.82	(24.30)%	1.90%	1.79%	(1.73)%	$16,633	1,298	%(c)
Year Ended July 31, 2009	$10.33	(57.68)%	1.84%	1.84%	(1.15)%	$25,137	—
Year Ended July 31, 2008	$24.74	(44.16)%	1.66%	1.66%	2.09%	$63,590	—
Year Ended July 31, 2007	$47.88	23.46%	1.57%	1.57%	3.34%	$111,087	—
Service Class
Year Ended July 31, 2011	$7.16	(1.78)%	2.91%	2.73%	(2.66)%	$235	1,297%
Year Ended July 31, 2010	$7.30	(25.05)%	2.90%	2.79%	(2.73)%	$375	1,298	%(c)
Year Ended July 31, 2009	$9.74	(58.09)%	2.84%	2.84%	(2.15)%	$797	—
Year Ended July 31, 2008	$23.24	(44.74)%	2.66%	2.66%	1.09%	$1,103	—
Year Ended July 31, 2007	$44.57	22.25%	2.57%	2.57%	2.34%	$4,915	—
Bear ProFund
Investor Class
Year Ended July 31, 2011	$19.02	(19.36)%	1.74%	1.74%	(1.64)%	$57,483	1,297%
Year Ended July 31, 2010	$23.60	(16.55)%	1.65%	1.65%	(1.56)%	$94,598	1,300	%(c)
Year Ended July 31, 2009	$28.28	2.26%	1.68%	1.68%	(1.09)%	$74,982	—
Year Ended July 31, 2008	$29.15	14.48%	1.56%	1.56%	1.41%	$157,729	—
Year Ended July 31, 2007	$26.32	(6.91)%	1.56%	1.48%	3.80%	$38,299	—
Service Class
Year Ended July 31, 2011	$19.07	(20.21)%	2.74%	2.74%	(2.64)%	$3,503	1,297%
Year Ended July 31, 2010	$23.90	(17.36)%	2.65%	2.65%	(2.56)%	$3,332	1,300	%(c)
Year Ended July 31, 2009	$28.92	1.24%	2.68%	2.68%	(2.09)%	$2,308	—
Year Ended July 31, 2008	$30.02	13.33%	2.56%	2.56%	0.41%	$2,797	—
Year Ended July 31, 2007	$26.57	(7.81)%	2.56%	2.48%	2.80%	$2,079	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.

(d)  Amount is less than $0.005.

See accompanying notes to the financial statements.

188 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Capital Contributions
Short Small-Cap ProFund
Investor Class
Year Ended July 31, 2011	$11.59	(0.16)	(2.74)	(2.90)	—	—	—
Year Ended July 31, 2010	$15.06	(0.23)	(3.24)	(3.47)	—	—	—
Year Ended July 31, 2009	$16.40	(0.22)	(0.84)	(1.06)	(0.28)	(0.28)	—
Year Ended July 31, 2008	$16.48	0.35	0.40	0.75	(0.83)	(0.83)	—
Year Ended July 31, 2007	$18.58	0.62	(1.73)	(1.11)	(0.99)	(0.99)	—
Service Class
Year Ended July 31, 2011	$12.14	(0.26)	(2.86)	(3.12)	—	—	—
Year Ended July 31, 2010	$15.96	(0.37)	(3.45)	(3.82)	—	—	—
Year Ended July 31, 2009	$17.30	(0.41)	(0.93)	(1.34)	—	—	—
Year Ended July 31, 2008	$17.25	0.18	0.46	0.64	(0.59)	(0.59)	—
Year Ended July 31, 2007	$18.50	0.45	(1.70)	(1.25)	—	—	—
Short NASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2011	$11.42	(0.15)	(2.74)	(2.89)	—	—	—
Year Ended July 31, 2010	$14.16	(0.20)	(2.54)	(2.74)	—	—	—
Year Ended July 31, 2009	$15.29	(0.25)	(2.26)	(2.51)	(0.06)	(0.06)	1.44	(d)
Year Ended July 31, 2008	$16.24	0.29	0.08	0.37	(1.32)	(1.32)	—
Year Ended July 31, 2007	$20.91	0.71	(4.14)	(3.43)	(1.24)	(1.24)	—
Service Class
Year Ended July 31, 2011	$11.26	(0.24)	(2.69)	(2.93)	—	—	—
Year Ended July 31, 2010	$14.09	(0.32)	(2.51)	(2.83)	—	—	—
Year Ended July 31, 2009	$15.33	(0.44)	(2.24)	(2.68)	—	—	1.44	(d)
Year Ended July 31, 2008	$15.96	0.13	0.12	0.25	(0.88)	(0.88)	—
Year Ended July 31, 2007	$20.35	0.54	(4.07)	(3.53)	(0.86)	(0.86)	—

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Short Small-Cap ProFund
Investor Class
Year Ended July 31, 2011	$8.69	(25.02)%		1.95%	1.73%	(1.63)%	$14,709	—
Year Ended July 31, 2010	$11.59	(23.04)%		2.00%	1.84%	(1.77)%	$7,854	—
Year Ended July 31, 2009	$15.06	(6.87)%		1.82%	1.82%	(1.17)%	$16,287	—
Year Ended July 31, 2008	$16.40	4.80%		1.62%	1.62%	2.13%	$10,935	—
Year Ended July 31, 2007	$16.48	(5.72)%		1.58%	1.58%	3.70%	$25,758	—
Service Class
Year Ended July 31, 2011	$9.02	(25.70)%		2.95%	2.73%	(2.63)%	$667	—
Year Ended July 31, 2010	$12.14	(23.93)%		3.00%	2.84%	(2.77)%	$18,870	—
Year Ended July 31, 2009	$15.96	(7.75)%		2.82%	2.82%	(2.17)%	$6,013	—
Year Ended July 31, 2008	$17.30	3.89%		2.62%	2.62%	1.13%	$1,241	—
Year Ended July 31, 2007	$17.25	(6.76)%		2.58%	2.58%	2.70%	$992	—
Short NASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2011	$8.53	(25.31)%		1.92%	1.73%	(1.64)%	$13,386	1,297%
Year Ended July 31, 2010	$11.42	(19.35)%		1.83%	1.71%	(1.64)%	$6,488	1,298	%(c)
Year Ended July 31, 2009	$14.16	(7.10	)%(d)	1.99%	1.86%	(1.43)%	$9,957	—
Year Ended July 31, 2008	$15.29	3.15%		1.74%	1.71%	1.85%	$11,365	—
Year Ended July 31, 2007	$16.24	(16.68)%		1.54%	1.49%	3.93%	$12,814	—
Service Class
Year Ended July 31, 2011	$8.33	(25.96)%		2.92%	2.73%	(2.64)%	$2,450	1,297%
Year Ended July 31, 2010	$11.26	(20.16)%		2.83%	2.71%	(2.64)%	$257	1,298	%(c)
Year Ended July 31, 2009	$14.09	(8.09	)%(d)	2.99%	2.86%	(2.43)%	$137	—
Year Ended July 31, 2008	$15.33	2.16%		2.74%	2.71%	0.85%	$479	—
Year Ended July 31, 2007	$15.96	(17.59)%		2.54%	2.49%	2.93%	$4,424	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.

(d)  The amounts include a voluntary capital contribution from the Advisor in connection with a reimbursement to the Fund as a result of incorrect shareholder trade information that was used to position the investment portfolio. The contribution represented $1.44 to the net asset value and 7.19% to the total return. Without this contribution, the net asset value and total return would be lower.

See accompanying notes to the financial statements.

Financial Highlights :: 189

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Total Distributions
UltraBear ProFund
Investor Class
Year Ended July 31, 2011	$9.31	(0.11)	(3.20)	(3.31)	—	—		—
Year Ended July 31, 2010	$13.69	(0.16)	(4.22)	(4.38)	—	—		—
Year Ended July 31, 2009	$16.10	(0.22)	(2.06)	(2.28)	(0.05)	(0.08)		(0.13)
Year Ended July 31, 2008	$13.62	0.26	2.68	2.94	(0.46)	—	(d)	(0.46)
Year Ended July 31, 2007	$17.28	0.55	(3.53)	(2.98)	(0.68)	—	(d)	(0.68)
Service Class
Year Ended July 31, 2011	$9.26	(0.18)	(3.17)	(3.35)	—	—		—
Year Ended July 31, 2010	$13.72	(0.27)	(4.19)	(4.46)	—	—		—
Year Ended July 31, 2009	$16.19	(0.42)	(2.05)	(2.47)	—	—		—
Year Ended July 31, 2008	$13.57	0.12	2.73	2.85	(0.23)	—	(d)	(0.23)
Year Ended July 31, 2007	$17.21	0.41	(3.52)	(3.11)	(0.53)	—	(d)	(0.53)
UltraShort Mid-Cap ProFund
Investor Class
Year Ended July 31, 2011	$5.58	(0.06)	(2.35)	(2.41)	—	—		—
Year Ended July 31, 2010	$10.06	(0.12)	(4.36)	(4.48)	—	—		—
Year Ended July 31, 2009	$13.73	(0.23)	(3.09)	(3.32)	(0.35)	—		(0.35)
Year Ended July 31, 2008	$13.20	0.31	0.40	0.71	(0.18)	—		(0.18)
Year Ended July 31, 2007	$17.36	0.54	(3.97)	(3.43)	(0.73)	—		(0.73)
Service Class
Year Ended July 31, 2011	$5.45	(0.10)	(2.28)	(2.38)	—	—		—
Year Ended July 31, 2010	$9.93	(0.19)	(4.29)	(4.48)	—	—		—
Year Ended July 31, 2009	$13.53	(0.40)	(3.11)	(3.51)	(0.09)	—		(0.09)
Year Ended July 31, 2008	$13.00	0.17	0.40	0.57	(0.04)	—		(0.04)
Year Ended July 31, 2007	$17.02	0.40	(3.92)	(3.52)	(0.50)	—		(0.50)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraBear ProFund
Investor Class
Year Ended July 31, 2011	$6.00	(35.55)%	1.64%	1.64%	(1.55)%	$43,304	1,297%
Year Ended July 31, 2010	$9.31	(31.99)%	1.62%	1.62%	(1.54)%	$73,551	1,300	%(c)
Year Ended July 31, 2009	$13.69	(14.45)%	1.59%	1.59%	(1.07)%	$73,061	—
Year Ended July 31, 2008	$16.10	22.51%	1.49%	1.49%	1.85%	$122,417	—
Year Ended July 31, 2007	$13.62	(17.28)%	1.42%	1.42%	3.88%	$100,229	—
Service Class
Year Ended July 31, 2011	$5.91	(36.18)%	2.64%	2.64%	(2.55)%	$3,433	1,297%
Year Ended July 31, 2010	$9.26	(32.51)%	2.62%	2.62%	(2.54)%	$5,668	1,300	%(c)
Year Ended July 31, 2009	$13.72	(15.26)%	2.58%	2.58%	(2.06)%	$6,555	—
Year Ended July 31, 2008	$16.19	21.45%	2.49%	2.49%	0.85%	$10,981	—
Year Ended July 31, 2007	$13.57	(18.09)%	2.42%	2.42%	2.88%	$11,326	—
UltraShort Mid-Cap ProFund
Investor Class
Year Ended July 31, 2011	$3.17	(43.09)%	2.70%	1.73%	(1.65)%	$5,956	—
Year Ended July 31, 2010	$5.58	(44.63)%	2.24%	1.85%	(1.78)%	$3,203	—
Year Ended July 31, 2009	$10.06	(25.44)%	1.87%	1.79%	(1.33)%	$6,389	—
Year Ended July 31, 2008	$13.73	5.50%	1.63%	1.57%	2.30%	$7,390	—
Year Ended July 31, 2007	$13.20	(20.08)%	1.67%	1.53%	3.79%	$18,616	—
Service Class
Year Ended July 31, 2011	$3.07	(43.67)%	3.70%	2.73%	(2.65)%	$659	—
Year Ended July 31, 2010	$5.45	(45.12)%	3.24%	2.85%	(2.78)%	$353	—
Year Ended July 31, 2009	$9.93	(26.27)%	2.87%	2.79%	(2.33)%	$277	—
Year Ended July 31, 2008	$13.53	4.39%	2.63%	2.57%	1.30%	$1,813	—
Year Ended July 31, 2007	$13.00	(20.88)%	2.67%	2.53%	2.79%	$5,072	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.

(d)  Amount is less than $0.005.

See accompanying notes to the financial statements.

190 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraShort Small-Cap ProFund
Investor Class
Year Ended July 31, 2011	$4.57	(0.05)	(1.99)	(2.04)	—	—	—
Year Ended July 31, 2010	$8.23	(0.09)	(3.57)	(3.66)	—	—	—
Year Ended July 31, 2009	$13.73	(0.13)	(4.10)	(4.23)	(1.27)	—	(1.27)
Year Ended July 31, 2008	$13.99	0.30	(0.25)	0.05	(0.31)	—	(0.31)
Year Ended July 31, 2007	$17.76	0.54	(3.50)	(2.96)	(0.81)	—	(0.81)
Service Class
Year Ended July 31, 2011	$4.70	(0.08)	(2.04)	(2.12)	—	—	—
Year Ended July 31, 2010	$8.56	(0.15)	(3.71)	(3.86)	—	—	—
Year Ended July 31, 2009	$13.74	(0.27)	(4.46)	(4.73)	(0.45)	—	(0.45)
Year Ended July 31, 2008	$14.01	0.16	(0.23)	(0.07)	(0.20)	—	(0.20)
Year Ended July 31, 2007	$17.72	0.40	(3.49)	(3.09)	(0.62)	—	(0.62)
UltraShort Dow 30 ProFund
Investor Class
Year Ended July 31, 2011	$11.16	(0.14)	(3.68)	(3.82)	—	—	—
Year Ended July 31, 2010	$17.37	(0.22)	(5.98)	(6.20)	—	(0.01)	(0.01)
Year Ended July 31, 2009	$20.35	(0.31)	(2.57)	(2.88)	—	(0.10)	(0.10)
Year Ended July 31, 2008	$17.09	0.31	3.67	3.98	(0.72)	—	(0.72)
Year Ended July 31, 2007	$23.23	0.69	(6.09)	(5.40)	(0.74)	—	(0.74)
Service Class
Year Ended July 31, 2011	$10.90	(0.23)	(3.58)	(3.81)	—	—	—
Year Ended July 31, 2010	$17.12	(0.33)	(5.88)	(6.21)	—	(0.01)	(0.01)
Year Ended July 31, 2009	$20.27	(0.55)	(2.50)	(3.05)	—	(0.10)	(0.10)
Year Ended July 31, 2008	$16.78	0.13	3.69	3.82	(0.33)	—	(0.33)
Year Ended July 31, 2007	$22.94	0.51	(6.03)	(5.52)	(0.64)	—	(0.64)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraShort Small-Cap ProFund
Investor Class
Year Ended July 31, 2011	$2.53	(44.64)%	1.93%	1.73%	(1.63)%	$11,983	1,297%
Year Ended July 31, 2010	$4.57	(44.40)%	1.86%	1.66%	(1.59)%	$34,025	1,300	%(c)
Year Ended July 31, 2009	$8.23	(35.45)%	2.05%	1.88%	(0.95)%	$20,224	—
Year Ended July 31, 2008	$13.73	0.45%	1.46%	1.46%	2.10%	$134,257	—
Year Ended July 31, 2007	$13.99	(16.37)%	1.44%	1.44%	3.87%	$273,206	—
Service Class
Year Ended July 31, 2011	$2.58	(45.11)%	2.93%	2.73%	(2.63)%	$2,023	1,297%
Year Ended July 31, 2010	$4.70	(45.09)%	2.86%	2.66%	(2.59)%	$4,430	1,300	%(c)
Year Ended July 31, 2009	$8.56	(36.03)%	3.05%	2.88%	(1.95)%	$13,639	—
Year Ended July 31, 2008	$13.74	(0.47)%	2.46%	2.46%	1.10%	$9,994	—
Year Ended July 31, 2007	$14.01	(17.24)%	2.44%	2.44%	2.87%	$17,457	—
UltraShort Dow 30 ProFund
Investor Class
Year Ended July 31, 2011	$7.34	(34.29)%	2.05%	1.73%	(1.64)%	$10,275	—
Year Ended July 31, 2010	$11.16	(35.64)%	1.87%	1.80%	(1.72)%	$9,392	—
Year Ended July 31, 2009	$17.37	(14.26)%	1.86%	1.86%	(1.31)%	$10,516	—
Year Ended July 31, 2008	$20.35	24.47%	1.66%	1.66%	1.75%	$16,981	—
Year Ended July 31, 2007	$17.09	(23.47)%	1.55%	1.55%	3.73%	$17,448	—
Service Class
Year Ended July 31, 2011	$7.09	(34.95)%	3.05%	2.73%	(2.64)%	$1,264	—
Year Ended July 31, 2010	$10.90	(36.28)%	2.87%	2.80%	(2.72)%	$1,231	—
Year Ended July 31, 2009	$17.12	(15.15)%	2.86%	2.86%	(2.31)%	$127	—
Year Ended July 31, 2008	$20.27	23.32%	2.66%	2.66%	0.75%	$1,176	—
Year Ended July 31, 2007	$16.78	(24.26)%	2.55%	2.55%	2.73%	$3,347	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

Financial Highlights :: 191

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Total Distributions
UltraShort NASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2011	$4.86	(0.06)	(2.09)	(2.15)	—	—		—
Year Ended July 31, 2010	$7.64	(0.09)	(2.69)	(2.78)	—	—		—
Year Ended July 31, 2009	$10.77	(0.13)	(2.80)	(2.93)	(0.14)	(0.06)		(0.20)
Year Ended July 31, 2008	$11.63	0.22	(0.48)	(0.26)	(0.60)	—	(d)	(0.60)
Year Ended July 31, 2007	$18.54	0.54	(6.87)	(6.33)	(0.58)	—		(0.58)
Service Class
Year Ended July 31, 2011	$5.10	(0.09)	(2.19)	(2.28)	—	—		—
Year Ended July 31, 2010	$8.10	(0.16)	(2.84)	(3.00)	—	—		—
Year Ended July 31, 2009	$11.39	(0.24)	(3.05)	(3.29)	—	—		—
Year Ended July 31, 2008	$12.09	0.11	(0.46)	(0.35)	(0.35)	—	(d)	(0.35)
Year Ended July 31, 2007	$19.17	0.39	(7.08)	(6.69)	(0.39)	—		(0.39)
UltraShort International ProFund
Investor Class
Year Ended July 31, 2011	$11.76	(0.15)	(4.14)	(4.29)	—	—		—
Year Ended July 31, 2010	$16.38	(0.24)	(4.38)	(4.62)	—	—		—
Year Ended July 31, 2009	$25.48	(0.26)	(8.44)	(8.70)	(0.40)	—		(0.40)
Year Ended July 31, 2008	$21.88	0.43	4.05	4.48	(0.88)	—		(0.88)
Year Ended July 31, 2007	$30.58	1.01	(9.26)	(8.25)	(0.45)	—		(0.45)
Service Class
Year Ended July 31, 2011	$11.67	(0.24)	(4.09)	(4.33)	—	—		—
Year Ended July 31, 2010	$16.42	(0.37)	(4.38)	(4.75)	—	—		—
Year Ended July 31, 2009	$25.49	(0.59)	(8.42)	(9.01)	(0.06)	—		(0.06)
Year Ended July 31, 2008	$22.00	0.20	4.08	4.28	(0.79)	—		(0.79)
Year Ended July 31, 2007	$30.46	0.78	(9.24)	(8.46)	—	—		—

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraShort NASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2011	$2.71	(44.24)%	1.77%	1.77%	(1.68)%	$19,242	1,297%
Year Ended July 31, 2010	$4.86	(36.39)%	1.73%	1.73%	(1.66)%	$31,146	1,300	%(c)
Year Ended July 31, 2009	$7.64	(28.19)%	1.67%	1.67%	(1.01)%	$39,663	—
Year Ended July 31, 2008	$10.77	(1.17)%	1.50%	1.50%	2.05%	$118,583	—
Year Ended July 31, 2007	$11.63	(34.58)%	1.41%	1.41%	3.96%	$119,669	—
Service Class
Year Ended July 31, 2011	$2.82	(44.71)%	2.77%	2.77%	(2.68)%	$511	1,297%
Year Ended July 31, 2010	$5.10	(37.04)%	2.73%	2.73%	(2.66)%	$622	1,300	%(c)
Year Ended July 31, 2009	$8.10	(28.88)%	2.67%	2.67%	(2.01)%	$39,465	—
Year Ended July 31, 2008	$11.39	(2.29)%	2.50%	2.50%	1.05%	$2,251	—
Year Ended July 31, 2007	$12.09	(35.17)%	2.41%	2.41%	2.96%	$3,226	—
UltraShort International ProFund
Investor Class
Year Ended July 31, 2011	$7.47	(36.39)%	1.84%	1.84%	(1.76)%	$12,391	—
Year Ended July 31, 2010	$11.76	(28.21)%	1.91%	1.89%	(1.80)%	$13,924	—
Year Ended July 31, 2009	$16.38	(34.83)%	1.72%	1.72%	(0.84)%	$10,331	—
Year Ended July 31, 2008	$25.48	21.69%	1.62%	1.62%	1.93%	$45,556	—
Year Ended July 31, 2007	$21.88	(27.12)%	1.52%	1.52%	3.89%	$25,156	—
Service Class
Year Ended July 31, 2011	$7.34	(37.10)%	2.84%	2.84%	(2.76)%	$1,179	—
Year Ended July 31, 2010	$11.67	(28.93)%	2.91%	2.89%	(2.80)%	$1,652	—
Year Ended July 31, 2009	$16.42	(35.45)%	2.72%	2.72%	(1.84)%	$531	—
Year Ended July 31, 2008	$25.49	20.48%	2.62%	2.62%	0.93%	$3,491	—
Year Ended July 31, 2007	$22.00	(27.77)%	2.52%	2.52%	2.89%	$404	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.

(d)  Amount is less than $0.005.

See accompanying notes to the financial statements.

192 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
UltraShort Emerging Markets ProFund
Investor Class
Year Ended July 31, 2011	$1.68	(0.02)	(0.45)	(0.47)	—	—	$1.21
Year Ended July 31, 2010	$2.82	(0.03)	(1.11)	(1.14)	—	—	$1.68
Year Ended July 31, 2009	$8.22	(0.05)	(5.19)	(5.24)	(0.16)	(0.16)	$2.82
Year Ended July 31, 2008	$13.51	0.20	(4.88)	(4.68)	(0.61)	(0.61)	$8.22
Year Ended July 31, 2007	$31.85	0.80	(18.17)	(17.37)	(0.97)	(0.97)	$13.51
Service Class
Year Ended July 31, 2011	$1.68	(0.03)	(0.46)	(0.49)	—	—	$1.19
Year Ended July 31, 2010	$2.85	(0.05)	(1.12)	(1.17)	—	—	$1.68
Year Ended July 31, 2009	$8.23	(0.14)	(5.24)	(5.38)	—	—	$2.85
Year Ended July 31, 2008	$13.53	0.12	(4.87)	(4.75)	(0.55)	(0.55)	$8.23
Year Ended July 31, 2007	$31.74	0.59	(18.13)	(17.54)	(0.67)	(0.67)	$13.53
UltraShort Latin America ProFund
Investor Class
Year Ended July 31, 2011	$2.28	(0.03)	(0.68)	(0.71)	—	—	$1.57
Year Ended July 31, 2010	$4.90	(0.05)	(2.57)	(2.62)	—	—	$2.28
Year Ended July 31, 2009	$18.90	(0.15)	(13.85)	(14.00)	—	—	$4.90
October 16, 2007 through July 31, 2008(e)	$30.00	0.13	(11.14)	(11.01)	(0.09)	(0.09)	$18.90
Service Class
Year Ended July 31, 2011	$2.23	(0.05)	(0.67)	(0.72)	—	—	$1.51
Year Ended July 31, 2010	$4.82	(0.08)	(2.51)	(2.59)	—	—	$2.23
Year Ended July 31, 2009	$18.80	(0.22)	(13.76)	(13.98)	—	—	$4.82
October 16, 2007 through July 31, 2008(e)	$30.00	(0.02)	(11.10)	(11.12)	(0.08)	(0.08)	$18.80

			Ratios to Average Net Assets			Supplemental Data
	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
UltraShort Emerging Markets ProFund
Investor Class
Year Ended July 31, 2011	(27.98)%		1.85%	1.73%	(1.64)%	$4,346	—
Year Ended July 31, 2010	(40.43)%		2.07%	1.78%	(1.69)%	$5,356	1,298	%(d)
Year Ended July 31, 2009	(65.05)%		1.74%	1.69%	(0.62)%	$8,340	—
Year Ended July 31, 2008	(33.95)%		1.53%	1.53%	2.35%	$66,212	—
Year Ended July 31, 2007	(55.55)%		1.49%	1.49%	4.17%	$80,862	—
Service Class
Year Ended July 31, 2011	(29.17)%		2.85%	2.73%	(2.64)%	$813	—
Year Ended July 31, 2010	(41.05)%		3.07%	2.78%	(2.69)%	$2,365	1,298	%(d)
Year Ended July 31, 2009	(65.37)%		2.74%	2.69%	(1.62)%	$575	—
Year Ended July 31, 2008	(34.52)%		2.53%	2.53%	1.35%	$4,705	—
Year Ended July 31, 2007	(55.97)%		2.49%	2.49%	3.17%	$1,505	—
UltraShort Latin America ProFund
Investor Class
Year Ended July 31, 2011	(31.14)%		2.91%	1.73%	(1.64)%	$3,153	—
Year Ended July 31, 2010	(53.47)%		2.30%	1.71%	(1.63)%	$3,699	—
Year Ended July 31, 2009	(74.07)%		2.23%	1.80%	(1.25)%	$3,655	—
October 16, 2007 through July 31, 2008(e)	(36.75	)%(f)	2.66%	1.95%	0.88%	$3,113	—
Service Class
Year Ended July 31, 2011	(31.98)%		3.91%	2.73%	(2.64)%	$222	—
Year Ended July 31, 2010	(53.94)%		3.30%	2.71%	(2.63)%	$407	—
Year Ended July 31, 2009	(74.35)%		3.23%	2.80%	(2.25)%	$3,910	—
October 16, 2007 through July 31, 2008(e)	(37.15	)%(f)	3.66%	2.95%	(0.12)%	$43	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)  Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.

(e)  Period from commencement of operations

(f)  Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights :: 193

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
UltraShort China ProFund
Investor Class
Year Ended July 31, 2011	$7.24	(0.09)	(2.53)	(2.62)	—	—	$4.62
Year Ended July 31, 2010	$11.08	(0.15)	(3.69)	(3.84)	—	—	$7.24
Year Ended July 31, 2009	$35.97	(0.35)	(24.54)	(24.89)	—	—	$11.08
February 4,2008 through July 31, 2008(d)	$30.00	0.05	5.92	5.97	—	—	$35.97
Service Class
Year Ended July 31, 2011	$7.09	(0.14)	(2.47)	(2.61)	—	—	$4.48
Year Ended July 31, 2010	$10.91	(0.24)	(3.58)	(3.82)	—	—	$7.09
Year Ended July 31, 2009	$35.79	(0.67)	(24.21)	(24.88)	—	—	$10.91
February 4,2008 through July 31, 2008(d)	$30.00	(0.11)	5.90	5.79	—	—	$35.79
UltraShort Japan ProFund
Investor Class
Year Ended July 31, 2011	$27.35	(0.40)	(5.57)	(5.97)	—	—	$21.38
Year Ended July 31, 2010	$27.51	(0.43)	0.27 (f)	(0.16)	—	—	$27.35
Year Ended July 31, 2009	$37.52	(0.45)	(9.56)	(10.01)	—	—	$27.51
Year Ended July 31, 2008	$26.89	0.56	10.77	11.33	(0.70)	(0.70)	$37.52
Year Ended July 31, 2007	$34.95	0.92	(8.22)	(7.30)	(0.76)	(0.76)	$26.89
Service Class
Year Ended July 31, 2011	$27.12	(0.63)	(5.50)	(6.13)	—	—	$20.99
Year Ended July 31, 2010	$27.55	(0.69)	0.26 (f)	(0.43)	—	—	$27.12
Year Ended July 31, 2009	$37.97	(0.93)	(9.49)	(10.42)	—	—	$27.55
Year Ended July 31, 2008	$27.26	0.19	10.98	11.17	(0.46)	(0.46)	$37.97
Year Ended July 31, 2007	$34.84	0.61	(8.19)	(7.58)	—	—	$27.26

			Ratios to Average Net Assets			Supplemental Data
	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
UltraShort China ProFund
Investor Class
Year Ended July 31, 2011	(36.33)%		2.68%	1.73%	(1.64)%	$1,801	—
Year Ended July 31, 2010	(34.66)%		2.78%	1.80%	(1.71)%	$4,365	—
Year Ended July 31, 2009	(69.20)%		3.27%	1.95%	(1.12)%	$4,213	—
February 4,2008 through July 31, 2008(d)	19.90	%(e)	2.65%	1.94%	0.31%	$4,656	—
Service Class
Year Ended July 31, 2011	(36.81)%		3.63%	2.68%	(2.59)%	$232	—
Year Ended July 31, 2010	(35.01)%		3.76%	2.78%	(2.69)%	$460	—
Year Ended July 31, 2009	(69.52)%		4.27%	2.95%	(2.12)%	$12	—
February 4,2008 through July 31, 2008(d)	19.30	%(e)	3.65%	2.94%	(0.69)%	$310	—
UltraShort Japan ProFund
Investor Class
Year Ended July 31, 2011	(21.83)%		2.61%	1.73%	(1.65)%	$1,570	—
Year Ended July 31, 2010	(0.58)%		2.47%	1.70%	(1.65)%	$5,137	—
Year Ended July 31, 2009	(26.68)%		2.14%	1.63%	(0.98)%	$7,458	—
Year Ended July 31, 2008	42.70%		1.75%	1.67%	1.60%	$7,404	—
Year Ended July 31, 2007	(20.90)%		1.95%	1.95%	3.31%	$6,085	—
Service Class
Year Ended July 31, 2011	(22.57)%		3.61%	2.73%	(2.65)%	$59	—
Year Ended July 31, 2010	(1.56)%		3.47%	2.70%	(2.65)%	$353	—
Year Ended July 31, 2009	(27.44)%		3.14%	2.63%	(1.98)%	$226	—
Year Ended July 31, 2008	41.33%		2.75%	2.67%	0.60%	$773	—
Year Ended July 31, 2007	(21.76)%		2.95%	2.95%	2.31%	$252	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)  Period from commencement of operations

(e)  Not annualized for periods less than one year.

(f)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

194 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Banks UltraSector ProFund
Investor Class
Year Ended July 31, 2011	$6.20	(0.06)	(0.74)	(0.80)	—	—	$5.40
Year Ended July 31, 2010	$5.63	(0.08)	0.65	0.57	— (c)	— (c)	$6.20
Year Ended July 31, 2009	$18.02	0.03	(12.04)	(12.01)	(0.38)	(0.38)	$5.63
Year Ended July 31, 2008	$36.99	0.82	(19.52)	(18.70)	(0.27)	(0.27)	$18.02
Year Ended July 31, 2007	$42.01	1.00	(5.34)	(4.34)	(0.68)	(0.68)	$36.99
Service Class
Year Ended July 31, 2011	$6.23	(0.12)	(0.74)	(0.86)	—	—	$5.37
Year Ended July 31, 2010	$5.71	(0.14)	0.66	0.52	—	—	$6.23
Year Ended July 31, 2009	$18.29	(0.03)	(12.24)	(12.27)	(0.31)	(0.31)	$5.71
Year Ended July 31, 2008	$37.70	0.56	(19.85)	(19.29)	(0.12)	(0.12)	$18.29
Year Ended July 31, 2007	$42.67	0.56	(5.47)	(4.91)	(0.06)	(0.06)	$37.70
Basic Materials UltraSector ProFund
Investor Class
Year Ended July 31, 2011	$35.15	(0.14)	15.85	15.71	—	—	$50.86
Year Ended July 31, 2010	$26.88	(0.11)	8.38	8.27	— (c)	— (c)	$35.15
Year Ended July 31, 2009	$62.92	0.09	(35.92)	(35.83)	(0.21)	(0.21)	$26.88
Year Ended July 31, 2008	$55.39	0.42	7.66	8.08	(0.55)	(0.55)	$62.92
Year Ended July 31, 2007	$39.89	0.69	16.01	16.70	(1.20)	(1.20)	$55.39
Service Class
Year Ended July 31, 2011	$34.20	(0.61)	15.41	14.80	—	—	$49.00
Year Ended July 31, 2010	$26.41	(0.44)	8.23	7.79	—	—	$34.20
Year Ended July 31, 2009	$61.74	(0.13)	(35.20)	(35.33)	—	—	$26.41
Year Ended July 31, 2008	$54.44	(0.20)	7.50	7.30	— (c)	— (c)	$61.74
Year Ended July 31, 2007	$38.84	0.19	15.71	15.90	(0.30)	(0.30)	$54.44

		Ratios to Average Net Assets			Supplemental Data
	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Banks UltraSector ProFund
Investor Class
Year Ended July 31, 2011	(12.90)%	1.89%	1.73%	(0.93)%	$14,575	474%
Year Ended July 31, 2010	10.13%	1.94%	1.71%	(1.12)%	$15,082	800%
Year Ended July 31, 2009	(67.23)%	1.92%	1.63%	0.50%	$13,855	1,350%
Year Ended July 31, 2008	(50.80)%	1.98%	1.55%	3.54%	$16,348	1,222%
Year Ended July 31, 2007	(10.64)%	1.93%	1.57%	2.30%	$2,811	636%
Service Class
Year Ended July 31, 2011	(13.80)%	2.89%	2.73%	(1.93)%	$685	474%
Year Ended July 31, 2010	9.11%	2.94%	2.71%	(2.12)%	$1,130	800%
Year Ended July 31, 2009	(67.51)%	2.92%	2.63%	(0.50)%	$1,178	1,350%
Year Ended July 31, 2008	(51.30)%	2.98%	2.55%	2.54%	$1,985	1,222%
Year Ended July 31, 2007	(11.54)%	2.93%	2.57%	1.30%	$422	636%
Basic Materials UltraSector ProFund
Investor Class
Year Ended July 31, 2011	44.69%	1.72%	1.72%	(0.30)%	$27,314	143%
Year Ended July 31, 2010	30.78%	1.76%	1.73%	(0.32)%	$25,070	331%
Year Ended July 31, 2009	(56.78)%	1.74%	1.74%	0.36%	$31,938	381%
Year Ended July 31, 2008	14.57%	1.56%	1.56%	0.66%	$78,070	273%
Year Ended July 31, 2007	42.52%	1.53%	1.53%	1.35%	$47,109	530%
Service Class
Year Ended July 31, 2011	43.26%	2.72%	2.72%	(1.30)%	$1,846	143%
Year Ended July 31, 2010	29.53%	2.76%	2.73%	(1.32)%	$3,639	331%
Year Ended July 31, 2009	(57.22)%	2.74%	2.74%	(0.64)%	$5,009	381%
Year Ended July 31, 2008	13.41%	2.56%	2.56%	(0.34)%	$5,108	273%
Year Ended July 31, 2007	41.10%	2.53%	2.53%	0.35%	$6,321	530%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 195

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Biotechnology UltraSector ProFund
Investor Class
Year Ended July 31, 2011	$49.13	(1.04)	13.88	12.84	—	—	$61.97
Year Ended July 31, 2010	$55.30	(0.93)	(5.24)	(6.17)	—	—	$49.13
Year Ended July 31, 2009	$70.12	(0.74)	(14.08)	(14.82)	—	—	$55.30
Year Ended July 31, 2008	$51.15	(0.29)	19.26	18.97	—	—	$70.12
Year Ended July 31, 2007	$52.17	(0.13)	(0.89)	(1.02)	—	—	$51.15
Service Class
Year Ended July 31, 2011	$44.57	(1.57)	12.67	11.10	—	—	$55.67
Year Ended July 31, 2010	$50.64	(1.42)	(4.65)	(6.07)	—	—	$44.57
Year Ended July 31, 2009	$64.84	(1.22)	(12.98)	(14.20)	—	—	$50.64
Year Ended July 31, 2008	$47.77	(0.80)	17.87	17.07	—	—	$64.84
Year Ended July 31, 2007	$49.21	(0.64)	(0.80)	(1.44)	—	—	$47.77
Consumer Goods UltraSector ProFund
Investor Class
Year Ended July 31, 2011	$32.54	0.04	9.51	9.55	—	—	$42.09
Year Ended July 31, 2010	$27.19	0.11	5.28 (c)	5.39	(0.04)	(0.04)	$32.54
Year Ended July 31, 2009	$34.24	0.09	(6.59)	(6.50)	(0.55)	(0.55)	$27.19
Year Ended July 31, 2008	$38.00	0.51	(4.08)	(3.57)	(0.19)	(0.19)	$34.24
Year Ended July 31, 2007	$33.45	0.56	4.55	5.11	(0.56)	(0.56)	$38.00
Service Class
Year Ended July 31, 2011	$31.84	(0.34)	9.26	8.92	—	—	$40.76
Year Ended July 31, 2010	$26.86	(0.20)	5.18 (c)	4.98	—	—	$31.84
Year Ended July 31, 2009	$33.75	(0.19)	(6.44)	(6.63)	(0.26)	(0.26)	$26.86
Year Ended July 31, 2008	$37.63	0.13	(4.01)	(3.88)	—	—	$33.75
Year Ended July 31, 2007	$32.98	0.20	4.45	4.65	—	—	$37.63

		Ratios to Average Net Assets			Supplemental Data
	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Biotechnology UltraSector ProFund
Investor Class
Year Ended July 31, 2011	26.13%	1.97%	1.87%	(1.80)%	$9,779	297%
Year Ended July 31, 2010	(11.16)%	1.92%	1.92%	(1.78)%	$7,700	762%
Year Ended July 31, 2009	(21.14)%	1.73%	1.72%	(1.43)%	$14,796	519%
Year Ended July 31, 2008	37.09%	1.60%	1.55%	(0.54)%	$75,766	373%
Year Ended July 31, 2007	(1.96)%	1.56%	1.56%	(0.24)%	$23,912	396%
Service Class
Year Ended July 31, 2011	24.93%	2.97%	2.87%	(2.80)%	$767	297%
Year Ended July 31, 2010	(11.99)%	2.92%	2.92%	(2.78)%	$701	762%
Year Ended July 31, 2009	(21.90)%	2.73%	2.72%	(2.43)%	$1,282	519%
Year Ended July 31, 2008	35.73%	2.60%	2.55%	(1.54)%	$5,049	373%
Year Ended July 31, 2007	(2.93)%	2.56%	2.56%	(1.24)%	$685	396%
Consumer Goods UltraSector ProFund
Investor Class
Year Ended July 31, 2011	29.35%	3.26%	1.73%	0.09%	$2,165	844%
Year Ended July 31, 2010	19.82%	2.87%	1.72%	0.36%	$2,417	1,128%
Year Ended July 31, 2009	(18.76)%	3.41%	1.63%	0.34%	$5,829	1,093%
Year Ended July 31, 2008	(9.46)%	2.47%	1.55%	1.29%	$1,028	993%
Year Ended July 31, 2007	15.28%	2.22%	1.56%	1.49%	$2,272	1,221%
Service Class
Year Ended July 31, 2011	28.01%	4.26%	2.73%	(0.91)%	$401	844%
Year Ended July 31, 2010	18.54%	3.87%	2.72%	(0.64)%	$729	1,128%
Year Ended July 31, 2009	(19.52)%	4.41%	2.63%	(0.66)%	$164	1,093%
Year Ended July 31, 2008	(10.33)%	3.47%	2.55%	0.29%	$202	993%
Year Ended July 31, 2007	14.13%	3.22%	2.56%	0.49%	$221	1,221%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

196 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Consumer Services UltraSector ProFund
Investor Class
Year Ended July 31, 2011	$22.57	(0.16)	8.87	8.71	—	—	—
Year Ended July 31, 2010	$17.41	(0.19)	5.35 (c)	5.16	—	—	—
Year Ended July 31, 2009	$23.02	(0.08)	(5.53)	(5.61)	—	—	—
Year Ended July 31, 2008	$32.54	0.13	(9.18)	(9.05)	(0.47)	—	(0.47)
Year Ended July 31, 2007	$28.91	0.14	4.88	5.02	(0.06)	(1.33)	(1.39)
Service Class
Year Ended July 31, 2011	$21.50	(0.44)	8.44	8.00	—	—	—
Year Ended July 31, 2010	$16.74	(0.42)	5.18 (c)	4.76	—	—	—
Year Ended July 31, 2009	$22.35	(0.23)	(5.38)	(5.61)	—	—	—
Year Ended July 31, 2008	$31.53	(0.15)	(8.89)	(9.04)	(0.14)	—	(0.14)
Year Ended July 31, 2007	$28.26	(0.19)	4.79	4.60	—	(1.33)	(1.33)
Financials UltraSector ProFund
Investor Class
Year Ended July 31, 2011	$6.96	(0.04)	0.28 (c)	0.24	—	—	—
Year Ended July 31, 2010	$5.86	(0.05)	1.15	1.10	—	—	—
Year Ended July 31, 2009	$14.85	0.04	(8.93)	(8.89)	(0.10)	—	(0.10)
Year Ended July 31, 2008	$28.31	0.31	(13.43)	(13.12)	(0.34)	—	(0.34)
Year Ended July 31, 2007	$28.93	0.47	(0.73)	(0.26)	(0.36)	—	(0.36)
Service Class
Year Ended July 31, 2011	$6.48	(0.11)	0.27 (c)	0.16	—	—	—
Year Ended July 31, 2010	$5.51	(0.12)	1.09	0.97	—	—	—
Year Ended July 31, 2009	$13.96	(0.02)	(8.39)	(8.41)	(0.04)	—	(0.04)
Year Ended July 31, 2008	$26.73	0.12	(12.70)	(12.58)	(0.19)	—	(0.19)
Year Ended July 31, 2007	$27.40	0.17	(0.72)	(0.55)	(0.12)	—	(0.12)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Consumer Services UltraSector ProFund
Investor Class
Year Ended July 31, 2011	$31.28	38.64%	2.78%	1.73%	(0.56)%	$3,099	380%
Year Ended July 31, 2010	$22.57	29.64%	2.79%	1.72%	(0.83)%	$2,216	857%
Year Ended July 31, 2009	$17.41	(24.37)%	3.69%	1.64%	(0.52)%	$2,211	458%
Year Ended July 31, 2008	$23.02	(28.09)%	3.53%	1.55%	0.46%	$1,084	1,327%
Year Ended July 31, 2007	$32.54	17.10%	2.48%	1.56%	0.41%	$741	1,138%
Service Class
Year Ended July 31, 2011	$29.50	37.21%	3.78%	2.73%	(1.56)%	$575	380%
Year Ended July 31, 2010	$21.50	28.43%	3.79%	2.72%	(1.83)%	$251	857%
Year Ended July 31, 2009	$16.74	(25.10)%	4.69%	2.64%	(1.52)%	$103	458%
Year Ended July 31, 2008	$22.35	(28.77)%	4.53%	2.55%	(0.54)%	$316	1,327%
Year Ended July 31, 2007	$31.53	16.00%	3.48%	2.56%	(0.59)%	$137	1,138%
Financials UltraSector ProFund
Investor Class
Year Ended July 31, 2011	$7.20	3.45%	2.10%	1.73%	(0.54)%	$7,655	514%
Year Ended July 31, 2010	$6.96	18.77%	2.11%	1.71%	(0.72)%	$9,630	476%
Year Ended July 31, 2009	$5.86	(59.88)%	2.20%	1.62%	0.69%	$10,363	698%
Year Ended July 31, 2008	$14.85	(46.76)%	2.02%	1.66%	1.57%	$12,375	761%
Year Ended July 31, 2007	$28.31	(1.11)%	1.68%	1.68%	1.45%	$4,574	479%
Service Class
Year Ended July 31, 2011	$6.64	2.47%	3.10%	2.73%	(1.54)%	$889	514%
Year Ended July 31, 2010	$6.48	17.60%	3.11%	2.71%	(1.72)%	$968	476%
Year Ended July 31, 2009	$5.51	(60.26)%	3.20%	2.62%	(0.31)%	$1,508	698%
Year Ended July 31, 2008	$13.96	(47.32)%	3.02%	2.66%	0.57%	$2,362	761%
Year Ended July 31, 2007	$26.73	(2.07)%	2.68%	2.68%	0.45%	$1,902	479%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 197

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Health Care UltraSector ProFund
Investor Class
Year Ended July 31, 2011	$12.01	(0.05)	3.96	3.91	—	—	$15.92
Year Ended July 31, 2010	$11.52	(0.05)	0.54	0.49	—	—	$12.01
Year Ended July 31, 2009	$14.89	0.04	(3.27)	(3.23)	(0.14)	(0.14)	$11.52
Year Ended July 31, 2008	$15.92	0.09	(1.04)	(0.95)	(0.08)	(0.08)	$14.89
Year Ended July 31, 2007	$14.99	0.16	0.84	1.00	(0.07)	(0.07)	$15.92
Service Class
Year Ended July 31, 2011	$11.14	(0.20)	3.68	3.48	—	—	$14.62
Year Ended July 31, 2010	$10.79	(0.17)	0.52	0.35	—	—	$11.14
Year Ended July 31, 2009	$13.90	(0.06)	(3.05)	(3.11)	— (c)	— (c)	$10.79
Year Ended July 31, 2008	$14.96	(0.06)	(1.00)	(1.06)	—	—	$13.90
Year Ended July 31, 2007	$14.16	— (c)	0.81	0.81	(0.01)	(0.01)	$14.96
Industrials UltraSector ProFund
Investor Class
Year Ended July 31, 2011	$27.66	(0.12)	7.28	7.16	—	—	$34.82
Year Ended July 31, 2010	$20.64	(0.07)	7.09	7.02	—	—	$27.66
Year Ended July 31, 2009	$38.49	0.05	(17.80)	(17.75)	(0.10)	(0.10)	$20.64
Year Ended July 31, 2008	$48.21	0.33	(9.26)	(8.93)	(0.79)	(0.79)	$38.49
Year Ended July 31, 2007	$35.96	0.34	12.20	12.54	(0.29)	(0.29)	$48.21
Service Class
Year Ended July 31, 2011	$26.59	(0.46)	7.00	6.54	—	—	$33.13
Year Ended July 31, 2010	$20.04	(0.34)	6.89	6.55	—	—	$26.59
Year Ended July 31, 2009	$37.67	(0.15)	(17.42)	(17.57)	(0.06)	(0.06)	$20.04
Year Ended July 31, 2008	$46.85	(0.12)	(9.06)	(9.18)	—	—	$37.67
Year Ended July 31, 2007	$35.04	(0.09)	11.90	11.81	—	—	$46.85

		Ratios to Average Net Assets			Supplemental Data
	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Health Care UltraSector ProFund
Investor Class
Year Ended July 31, 2011	32.64%	2.15%	1.73%	(0.34)%	$11,310	616%
Year Ended July 31, 2010	4.25%	2.35%	1.71%	(0.40)%	$3,083	674%
Year Ended July 31, 2009	(21.63)%	2.27%	1.61%	0.39%	$5,837	1,285%
Year Ended July 31, 2008	(6.03)%	1.76%	1.55%	0.58%	$9,463	616%
Year Ended July 31, 2007	6.67%	1.63%	1.56%	0.96%	$8,710	466%
Service Class
Year Ended July 31, 2011	31.24%	3.15%	2.73%	(1.34)%	$1,194	616%
Year Ended July 31, 2010	3.24%	3.35%	2.71%	(1.40)%	$363	674%
Year Ended July 31, 2009	(22.35)%	3.27%	2.61%	(0.61)%	$1,948	1,285%
Year Ended July 31, 2008	(7.09)%	2.76%	2.55%	(0.42)%	$2,253	616%
Year Ended July 31, 2007	5.69%	2.63%	2.56%	(0.04)%	$4,595	466%
Industrials UltraSector ProFund
Investor Class
Year Ended July 31, 2011	25.84%	1.90%	1.73%	(0.33)%	$7,056	601%
Year Ended July 31, 2010	34.06%	2.57%	1.72%	(0.27)%	$2,796	914%
Year Ended July 31, 2009	(46.08)%	3.74%	1.64%	0.24%	$2,834	379%
Year Ended July 31, 2008	(18.82)%	2.18%	1.55%	0.73%	$3,061	433%
Year Ended July 31, 2007	34.99%	2.12%	1.56%	0.75%	$21,001	900%
Service Class
Year Ended July 31, 2011	24.63%	2.90%	2.73%	(1.33)%	$652	601%
Year Ended July 31, 2010	32.68%	3.57%	2.72%	(1.27)%	$2,229	914%
Year Ended July 31, 2009	(46.63)%	4.74%	2.64%	(0.76)%	$359	379%
Year Ended July 31, 2008	(19.57)%	3.18%	2.55%	(0.27)%	$126	433%
Year Ended July 31, 2007	33.70%	3.12%	2.56%	(0.25)%	$1,740	900%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  Amount is less than $0.005.

See accompanying notes to the financial statements.

198 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Internet UltraSector ProFund
Investor Class
Year Ended July 31, 2011	$83.13	(1.35)	47.40	46.05	—	(3.86)	(3.86)
Year Ended July 31, 2010	$60.29	(1.21)	24.05	22.84	—	—	—
Year Ended July 31, 2009	$74.85	(0.79)	(13.77)	(14.56)	—	—	—
Year Ended July 31, 2008	$91.63	(0.37)	(16.41)	(16.78)	—	—	—
Year Ended July 31, 2007	$68.43	(0.12)	24.46	24.34	(1.14)	—	(1.14)
Service Class
Year Ended July 31, 2011	$75.18	(2.43)	42.96	40.53	—	(3.86)	(3.86)
Year Ended July 31, 2010	$55.06	(1.90)	22.02	20.12	—	—	—
Year Ended July 31, 2009	$69.04	(1.25)	(12.73)	(13.98)	—	—	—
Year Ended July 31, 2008	$85.35	(1.21)	(15.10)	(16.31)	—	—	—
Year Ended July 31, 2007	$63.75	(0.94)	22.80	21.86	(0.26)	—	(0.26)
Mobile Telecommunications UltraSector ProFund
Investor Class
Year Ended July 31, 2011	$2.34	(0.04)	0.23 (c)	0.19	—	—	—
Year Ended July 31, 2010	$2.05	(0.03)	0.32 (c)	0.29	—	—	—
Year Ended July 31, 2009	$7.84	(0.04)	(5.75)	(5.79)	—	—	—
Year Ended July 31, 2008	$22.65	(0.01)	(14.74)	(14.75)	(0.06)	—	(0.06)
Year Ended July 31, 2007	$18.87	0.04	3.75	3.79	(0.01)	—	(0.01)
Service Class
Year Ended July 31, 2011	$2.11	(0.06)	0.21 (c)	0.15	—	—	—
Year Ended July 31, 2010	$1.86	(0.05)	0.30 (c)	0.25	—	—	—
Year Ended July 31, 2009	$7.20	(0.06)	(5.28)	(5.34)	—	—	—
Year Ended July 31, 2008	$20.94	(0.12)	(13.62)	(13.74)	—	—	—
Year Ended July 31, 2007	$17.61	(0.14)	3.47	3.33	—	—	—

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Internet UltraSector ProFund
Investor Class
Year Ended July 31, 2011	$125.32	55.43%	1.73%	1.73%	(1.12)%	$35,199	162%
Year Ended July 31, 2010	$83.13	37.88%	1.78%	1.77%	(1.58)%	$11,827	622%
Year Ended July 31, 2009	$60.29	(19.45)%	1.99%	1.94%	(1.60)%	$15,694	1,045%
Year Ended July 31, 2008	$74.85	(18.31)%	1.67%	1.67%	(0.42)%	$7,571	403%
Year Ended July 31, 2007	$91.63	35.68%	1.53%	1.53%	(0.13)%	$18,799	468%
Service Class
Year Ended July 31, 2011	$111.85	53.89%	2.73%	2.73%	(2.12)%	$2,345	162%
Year Ended July 31, 2010	$75.18	36.56%	2.78%	2.77%	(2.58)%	$732	622%
Year Ended July 31, 2009	$55.06	(20.24)%	2.99%	2.94%	(2.60)%	$1,929	1,045%
Year Ended July 31, 2008	$69.04	(19.12)%	2.67%	2.67%	(1.42)%	$483	403%
Year Ended July 31, 2007	$85.35	34.32%	2.53%	2.53%	(1.13)%	$1,097	468%
Mobile Telecommunications UltraSector ProFund
Investor Class
Year Ended July 31, 2011	$2.53	8.12%	2.70%	1.73%	(1.66)%	$3,302	540%
Year Ended July 31, 2010	$2.34	14.15%	2.48%	1.72%	(1.56)%	$3,737	1,338%
Year Ended July 31, 2009	$2.05	(73.85)%	2.50%	1.64%	(1.31)%	$2,981	1,773%
Year Ended July 31, 2008	$7.84	(65.24)%	1.92%	1.55%	(0.09)%	$5,630	1,101%
Year Ended July 31, 2007	$22.65	20.09%	1.56%	1.56%	0.20%	$17,526	731%
Service Class
Year Ended July 31, 2011	$2.26	7.11%	3.70%	2.73%	(2.66)%	$174	540%
Year Ended July 31, 2010	$2.11	13.44%	3.48%	2.72%	(2.56)%	$168	1,338%
Year Ended July 31, 2009	$1.86	(74.17)%	3.50%	2.64%	(2.31)%	$191	1,773%
Year Ended July 31, 2008	$7.20	(65.60)%	2.92%	2.55%	(1.09)%	$444	1,101%
Year Ended July 31, 2007	$20.94	18.85%	2.56%	2.56%	(0.80)%	$1,116	731%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 199

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Oil & Gas UltraSector ProFund
Investor Class
Year Ended July 31, 2011	$27.35	(0.12)	18.17	18.05	—	—	—
Year Ended July 31, 2010	$26.79	(0.07)	0.63	0.56	—	—	—
Year Ended July 31, 2009	$52.85	(0.01)	(26.05)	(26.06)	— (c)	—	— (c)
Year Ended July 31, 2008	$51.96	0.21	2.36	2.57	(0.08)	(1.60)	(1.68)
Year Ended July 31, 2007	$40.72	0.39	10.92	11.31	(0.07)	—	(0.07)
Service Class
Year Ended July 31, 2011	$24.77	(0.48)	16.42	15.94	—	—	—
Year Ended July 31, 2010	$24.50	(0.34)	0.61	0.27	—	—	—
Year Ended July 31, 2009	$48.82	(0.28)	(24.04)	(24.32)	—	—	—
Year Ended July 31, 2008	$48.54	(0.32)	2.20	1.88	—	(1.60)	(1.60)
Year Ended July 31, 2007	$38.34	— (c)	10.20	10.20	—	—	—
Oil Equipment, Services & Distribution UltraSector ProFund
Investor Class
Year Ended July 31, 2011	$14.30	(0.23)	13.03	12.80	—	—	—
Year Ended July 31, 2010	$13.09	(0.15)	1.36	1.21	—	—	—
Year Ended July 31, 2009	$43.23	(0.10)	(30.04)	(30.14)	—	—	—
Year Ended July 31, 2008	$38.89	(0.06)	5.17	5.11	(0.01)	(0.76)	(0.77)
Year Ended July 31, 2007	$29.65	0.04	9.27	9.31	(0.07)	—	(0.07)
Service Class
Year Ended July 31, 2011	$13.75	(0.45)	12.50	12.05	—	—	—
Year Ended July 31, 2010	$12.71	(0.31)	1.35	1.04	—	—	—
Year Ended July 31, 2009	$42.37	(0.26)	(29.40)	(29.66)	—	—	—
Year Ended July 31, 2008	$38.52	(0.47)	5.08	4.61	—	(0.76)	(0.76)
Year Ended July 31, 2007	$29.61	(0.26)	9.17	8.91	—	—	—

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Oil & Gas UltraSector ProFund
Investor Class
Year Ended July 31, 2011	$45.40	66.03%	1.63%	1.63%	(0.30)%	$86,892	130%
Year Ended July 31, 2010	$27.35	2.09%	1.69%	1.69%	(0.23)%	$36,182	81%
Year Ended July 31, 2009	$26.79	(49.30)%	1.65%	1.65%	(0.04)%	$47,547	36%
Year Ended July 31, 2008	$52.85	4.76%	1.50%	1.50%	0.38%	$122,187	102%
Year Ended July 31, 2007	$51.96	27.82%	1.45%	1.45%	0.91%	$182,861	265%
Service Class
Year Ended July 31, 2011	$40.71	64.39%	2.63%	2.63%	(1.30)%	$5,045	130%
Year Ended July 31, 2010	$24.77	1.06%	2.69%	2.69%	(1.23)%	$3,121	81%
Year Ended July 31, 2009	$24.50	(49.80)%	2.65%	2.65%	(1.04)%	$4,275	36%
Year Ended July 31, 2008	$48.82	3.68%	2.50%	2.50%	(0.62)%	$12,623	102%
Year Ended July 31, 2007	$48.54	26.60%	2.45%	2.45%	(0.09)%	$14,588	265%
Oil Equipment, Services & Distribution UltraSector ProFund
Investor Class
Year Ended July 31, 2011	$27.10	89.51%	1.73%	1.70%	(1.00)%	$44,663	203%
Year Ended July 31, 2010	$14.30	9.24%	1.86%	1.80%	(0.98)%	$12,342	749%
Year Ended July 31, 2009	$13.09	(69.72)%	1.85%	1.78%	(0.72)%	$15,621	589%
Year Ended July 31, 2008	$43.23	13.38%	1.54%	1.53%	(0.14)%	$41,679	431%
Year Ended July 31, 2007	$38.89	31.49%	1.64%	1.64%	0.12%	$51,490	943%
Service Class
Year Ended July 31, 2011	$25.80	87.71%	2.73%	2.70%	(2.00)%	$1,881	203%
Year Ended July 31, 2010	$13.75	8.18%	2.86%	2.80%	(1.98)%	$1,704	749%
Year Ended July 31, 2009	$12.71	(70.00)%	2.85%	2.78%	(1.72)%	$2,495	589%
Year Ended July 31, 2008	$42.37	12.21%	2.54%	2.53%	(1.14)%	$4,146	431%
Year Ended July 31, 2007	$38.52	30.09%	2.64%	2.64%	(0.88)%	$5,868	943%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  Amount is less than $0.005.

See accompanying notes to the financial statements.

200 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Pharmaceuticals UltraSector ProFund
Investor Class
Year Ended July 31, 2011	$7.48	0.06	1.91	1.97	(0.09)	—	(0.09)
Year Ended July 31, 2010	$6.89	0.04	0.55	0.59	— (c)	—	— (c)
Year Ended July 31, 2009	$8.12	0.04	(1.16)	(1.12)	(0.11)	—	(0.11)
Year Ended July 31, 2008	$9.94	0.16	(1.63)	(1.47)	(0.35)	—	(0.35)
Year Ended July 31, 2007	$9.95	0.19	0.01	0.20	(0.21)	—	(0.21)
Service Class
Year Ended July 31, 2011	$7.11	(0.03)	1.82	1.79	—	—	—
Year Ended July 31, 2010	$6.61	(0.04)	0.54	0.50	—	—	—
Year Ended July 31, 2009	$7.82	(0.02)	(1.13)	(1.15)	(0.06)	—	(0.06)
Year Ended July 31, 2008	$9.49	0.07	(1.59)	(1.52)	(0.15)	—	(0.15)
Year Ended July 31, 2007	$9.48	0.09	— (c)	0.09	(0.08)	—	(0.08)
Precious Metals UltraSector ProFund
Investor Class
Year Ended July 31, 2011	$32.19	(0.63)	8.87	8.24	—	—	—
Year Ended July 31, 2010	$27.06	(0.49)	5.62	5.13	—	—	—
Year Ended July 31, 2009	$43.96	(0.20)	(16.52)	(16.72)	(0.18)	—	(0.18)
Year Ended July 31, 2008	$43.35	1.04	3.55	4.59	(0.43)	(3.55)	(3.98)
Year Ended July 31, 2007	$45.10	1.62	(1.08)	0.54	(2.29)	—	(2.29)
Service Class
Year Ended July 31, 2011	$30.53	(1.02)	8.46	7.44	—	—	—
Year Ended July 31, 2010	$25.92	(0.79)	5.40	4.61	—	—	—
Year Ended July 31, 2009	$42.17	(0.43)	(15.82)	(16.25)	—	—	—
Year Ended July 31, 2008	$41.75	0.58	3.39	3.97	—	(3.55)	(3.55)
Year Ended July 31, 2007	$43.36	1.23	(1.10)	0.13	(1.74)	—	(1.74)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Pharmaceuticals UltraSector ProFund
Investor Class
Year Ended July 31, 2011	$9.36	26.41%	2.44%	1.73%	0.64%	$6,505	381%
Year Ended July 31, 2010	$7.48	8.59%	2.50%	1.72%	0.49%	$1,733	922%
Year Ended July 31, 2009	$6.89	(13.80)%	2.50%	1.64%	0.59%	$7,525	1,046%
Year Ended July 31, 2008	$8.12	(15.55)%	2.02%	1.55%	1.71%	$4,491	643%
Year Ended July 31, 2007	$9.94	1.87%	1.59%	1.56%	1.78%	$7,513	489%
Service Class
Year Ended July 31, 2011	$8.90	25.32%	3.44%	2.73%	(0.36)%	$1,003	381%
Year Ended July 31, 2010	$7.11	7.56%	3.49%	2.71%	(0.50)%	$184	922%
Year Ended July 31, 2009	$6.61	(14.66)%	3.50%	2.64%	(0.41)%	$173	1,046%
Year Ended July 31, 2008	$7.82	(16.35)%	3.02%	2.55%	0.71%	$405	643%
Year Ended July 31, 2007	$9.49	0.86%	2.59%	2.56%	0.78%	$603	489%
Precious Metals UltraSector ProFund
Investor Class
Year Ended July 31, 2011	$40.43	25.63%	1.63%	1.63%	(1.54)%	$48,159	1,297%
Year Ended July 31, 2010	$32.19	18.96%	1.63%	1.63%	(1.54)%	$51,063	1,300	%(d)
Year Ended July 31, 2009	$27.06	(37.93)%	1.61%	1.61%	(0.89)%	$58,982	—
Year Ended July 31, 2008	$43.96	10.64%	1.46%	1.46%	2.10%	$100,099	—
Year Ended July 31, 2007	$43.35	1.47%	1.36%	1.36%	4.04%	$90,037	—
Service Class
Year Ended July 31, 2011	$37.97	24.33%	2.63%	2.63%	(2.54)%	$15,315	1,297%
Year Ended July 31, 2010	$30.53	17.82%	2.63%	2.63%	(2.54)%	$10,906	1,300	%(d)
Year Ended July 31, 2009	$25.92	(38.53)%	2.61%	2.61%	(1.89)%	$8,416	—
Year Ended July 31, 2008	$42.17	9.57%	2.46%	2.46%	1.10%	$46,678	—
Year Ended July 31, 2007	$41.75	0.48%	2.36%	2.36%	3.04%	$88,210	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  Amount is less than $0.005.

(d)  The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

Financial Highlights :: 201

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Real Estate UltraSector ProFund
Investor Class
Year Ended July 31, 2011	$18.75	0.07	5.56	5.63	(0.06)	(0.06)	$24.32
Year Ended July 31, 2010	$10.94	0.17	7.72	7.89	(0.08)	(0.08)	$18.75
Year Ended July 31, 2009	$33.45	0.09	(22.45)	(22.36)	(0.15)	(0.15)	$10.94
Year Ended July 31, 2008	$42.72	(0.18)	(7.92)	(8.10)	(1.17)	(1.17)	$33.45
Year Ended July 31, 2007	$46.71	1.08	(4.07)	(2.99)	(1.00)	(1.00)	$42.72
Service Class
Year Ended July 31, 2011	$18.89	(0.15)	5.59	5.44	(0.02)	(0.02)	$24.31
Year Ended July 31, 2010	$11.07	0.01	7.81	7.82	—	—	$18.89
Year Ended July 31, 2009	$33.75	(0.05)	(22.63)	(22.68)	—	—	$11.07
Year Ended July 31, 2008	$43.33	(0.57)	(8.05)	(8.62)	(0.96)	(0.96)	$33.75
Year Ended July 31, 2007	$47.41	0.52	(4.11)	(3.59)	(0.49)	(0.49)	$43.33
Semiconductor UltraSector ProFund
Investor Class
Year Ended July 31, 2011	$11.81	0.02	2.26	2.28	—	—	$14.09
Year Ended July 31, 2010	$10.71	(0.06)	1.16 (c)	1.10	—	—	$11.81
Year Ended July 31, 2009	$13.35	(0.01)	(2.61)	(2.62)	(0.02)	(0.02)	$10.71
Year Ended July 31, 2008	$20.38	0.06	(6.98)	(6.92)	(0.11)	(0.11)	$13.35
Year Ended July 31, 2007	$15.63	0.07	4.71	4.78	(0.03)	(0.03)	$20.38
Service Class
Year Ended July 31, 2011	$10.78	(0.12)	2.06	1.94	—	—	$12.72
Year Ended July 31, 2010	$9.87	(0.17)	1.08 (c)	0.91	—	—	$10.78
Year Ended July 31, 2009	$12.39	(0.08)	(2.44)	(2.52)	—	—	$9.87
Year Ended July 31, 2008	$18.99	(0.11)	(6.49)	(6.60)	—	—	$12.39
Year Ended July 31, 2007	$14.68	(0.11)	4.42	4.31	—	—	$18.99

		Ratios to Average Net Assets			Supplemental Data
	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Real Estate UltraSector ProFund
Investor Class
Year Ended July 31, 2011	30.12%	1.78%	1.73%	0.34%	$33,222	194%
Year Ended July 31, 2010	72.18%	1.84%	1.72%	1.07%	$23,289	469%
Year Ended July 31, 2009	(66.88)%	1.95%	1.74%	0.70%	$6,519	426%
Year Ended July 31, 2008	(19.58)%	1.78%	1.78%	(0.44)%	$18,740	776%
Year Ended July 31, 2007	(6.82)%	1.55%	1.55%	1.95%	$27,340	382%
Service Class
Year Ended July 31, 2011	28.86%	2.78%	2.73%	(0.66)%	$3,380	194%
Year Ended July 31, 2010	70.64%	2.84%	2.72%	0.07%	$3,770	469%
Year Ended July 31, 2009	(67.20)%	2.95%	2.74%	(0.30)%	$779	426%
Year Ended July 31, 2008	(20.41)%	2.78%	2.78%	(1.44)%	$1,834	776%
Year Ended July 31, 2007	(7.81)%	2.55%	2.55%	0.95%	$1,452	382%
Semiconductor UltraSector ProFund
Investor Class
Year Ended July 31, 2011	19.31%	1.94%	1.73%	0.11%	$4,183	688%
Year Ended July 31, 2010	10.27%	1.94%	1.71%	(0.50)%	$12,321	888%
Year Ended July 31, 2009	(19.56)%	2.22%	1.64%	(0.12)%	$14,923	1,045%
Year Ended July 31, 2008	(34.11)%	1.77%	1.55%	0.33%	$9,022	597%
Year Ended July 31, 2007	30.63%	1.64%	1.57%	0.35%	$24,220	654%
Service Class
Year Ended July 31, 2011	18.09%	2.94%	2.73%	(0.89)%	$260	688%
Year Ended July 31, 2010	9.22%	2.94%	2.71%	(1.50)%	$467	888%
Year Ended July 31, 2009	(20.34)%	3.22%	2.64%	(1.12)%	$1,092	1,045%
Year Ended July 31, 2008	(34.76)%	2.77%	2.55%	(0.67)%	$404	597%
Year Ended July 31, 2007	29.36%	2.64%	2.57%	(0.65)%	$639	654%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

202 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Technology UltraSector ProFund
Investor Class
Year Ended July 31, 2011	$24.96	(0.28)	6.81	6.53	—	—	—
Year Ended July 31, 2010	$20.94	(0.27)	4.29	4.02	—	—	—
Year Ended July 31, 2009	$26.27	(0.14)	(5.19)	(5.33)	—	—	—
Year Ended July 31, 2008	$31.76	— (c)	(5.42)	(5.42)	(0.07)	—	(0.07)
Year Ended July 31, 2007	$22.79	0.05	8.92	8.97	—	—	—
Service Class
Year Ended July 31, 2011	$23.04	(0.56)	6.30	5.74	—	—	—
Year Ended July 31, 2010	$19.53	(0.50)	4.01	3.51	—	—	—
Year Ended July 31, 2009	$24.73	(0.28)	(4.92)	(5.20)	—	—	—
Year Ended July 31, 2008	$30.15	(0.29)	(5.13)	(5.42)	—	—	—
Year Ended July 31, 2007	$21.85	(0.23)	8.53	8.30	—	—	—
Telecommunications UltraSector ProFund
Investor Class
Year Ended July 31, 2011	$11.28	0.29	2.74	3.03	(0.60)	—	(0.60)
Year Ended July 31, 2010	$10.64	0.35	0.42 (e)	0.77	(0.13)	—	(0.13)
Year Ended July 31, 2009	$14.76	0.23	(4.23)	(4.00)	(0.12)	—	(0.12)
Year Ended July 31, 2008	$31.42	0.37	(10.01)	(9.64)	(0.98)	(6.04)	(7.02)
Year Ended July 31, 2007	$22.50	0.64	8.49	9.13	(0.21)	—	(0.21)
Service Class
Year Ended July 31, 2011	$10.74	0.16	2.60	2.76	(0.44)	—	(0.44)
Year Ended July 31, 2010	$10.17	0.25	0.39 (e)	0.64	(0.07)	—	(0.07)
Year Ended July 31, 2009	$14.10	0.13	(4.06)	(3.93)	—	—	—
Year Ended July 31, 2008	$29.72	0.14	(9.57)	(9.43)	(0.15)	(6.04)	(6.19)
Year Ended July 31, 2007	$21.43	0.39	8.01	8.40	(0.11)	—	(0.11)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Technology UltraSector ProFund
Investor Class
Year Ended July 31, 2011	$31.49	26.20%	1.84%	1.72%	(0.94)%	$11,157	241%
Year Ended July 31, 2010	$24.96	19.20%	2.07%	1.71%	(1.09)%	$7,514	467%
Year Ended July 31, 2009	$20.94	(20.29)%	2.36%	1.64%	(0.81)%	$11,962	785%
Year Ended July 31, 2008	$26.27	(17.13)%	1.82%	1.55%	— (d)	$7,538	383%
Year Ended July 31, 2007	$31.76	39.36%	1.70%	1.56%	0.17%	$19,337	493%
Service Class
Year Ended July 31, 2011	$28.78	24.91%	2.84%	2.72%	(1.94)%	$1,321	241%
Year Ended July 31, 2010	$23.04	17.97%	3.07%	2.71%	(2.09)%	$2,661	467%
Year Ended July 31, 2009	$19.53	(21.03)%	3.36%	2.64%	(1.81)%	$1,831	785%
Year Ended July 31, 2008	$24.73	(17.98)%	2.82%	2.55%	(1.00)%	$570	383%
Year Ended July 31, 2007	$30.15	37.99%	2.70%	2.56%	(0.83)%	$1,177	493%
Telecommunications UltraSector ProFund
Investor Class
Year Ended July 31, 2011	$13.71	26.92%	2.48%	1.73%	2.14%	$2,864	465%
Year Ended July 31, 2010	$11.28	7.20%	2.96%	1.72%	3.26%	$1,771	1,716%
Year Ended July 31, 2009	$10.64	(27.09)%	2.87%	1.77%	2.15%	$1,699	1,384%
Year Ended July 31, 2008	$14.76	(38.06)%	1.84%	1.78%	1.40%	$4,091	237%
Year Ended July 31, 2007	$31.42	40.71%	1.50%	1.50%	2.28%	$53,726	402%
Service Class
Year Ended July 31, 2011	$13.06	25.68%	3.48%	2.73%	1.14%	$476	465%
Year Ended July 31, 2010	$10.74	6.29%	3.96%	2.72%	2.26%	$702	1,716%
Year Ended July 31, 2009	$10.17	(27.87)%	3.87%	2.77%	1.15%	$211	1,384%
Year Ended July 31, 2008	$14.10	(38.62)%	2.84%	2.78%	0.40%	$286	237%
Year Ended July 31, 2007	$29.72	39.26%	2.50%	2.50%	1.28%	$1,716	402%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  Amount is less than $0.005.

(d)  Amount is less than 0.005%.

(e)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 203

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Utilities UltraSector ProFund
Investor Class
Year Ended July 31, 2011	$16.79	0.29	3.27	3.56	(0.48)	—	(0.48)
Year Ended July 31, 2010	$15.15	0.16	1.57	1.73	(0.09)	—	(0.09)
Year Ended July 31, 2009	$24.41	0.22	(9.06)	(8.84)	(0.42)	—	(0.42)
Year Ended July 31, 2008	$24.96	0.37	(0.85)	(0.48)	(0.07)	—	(0.07)
Year Ended July 31, 2007	$22.21	0.55	3.20	3.75	(0.30)	(0.70)	(1.00)
Service Class
Year Ended July 31, 2011	$15.98	0.11	3.10	3.21	(0.22)	—	(0.22)
Year Ended July 31, 2010	$14.49	0.01	1.48	1.49	—	—	—
Year Ended July 31, 2009	$23.08	0.07	(8.55)	(8.48)	(0.11)	—	(0.11)
Year Ended July 31, 2008	$23.78	0.12	(0.82)	(0.70)	—	—	—
Year Ended July 31, 2007	$21.18	0.31	3.03	3.34	(0.04)	(0.70)	(0.74)
Short Oil & Gas ProFund
Investor Class
Year Ended July 31, 2011	$13.23	(0.17)	(4.42)	(4.59)	—	—	—
Year Ended July 31, 2010	$15.00	(0.22)	(1.55)	(1.77)	—	—	—
Year Ended July 31, 2009	$17.04	(0.13)	(0.79)	(0.92)	(1.12)	—	(1.12)
Year Ended July 31, 2008	$19.30	0.32	(2.25)	(1.93)	(0.33)	—	(0.33)
Year Ended July 31, 2007	$24.38	0.83	(4.39)	(3.56)	(1.52)	—	(1.52)
Service Class
Year Ended July 31, 2011	$13.63	(0.27)	(4.55)	(4.82)	—	—	—
Year Ended July 31, 2010	$15.57	(0.35)	(1.59)	(1.94)	—	—	—
Year Ended July 31, 2009	$17.19	(0.33)	(0.87)	(1.20)	(0.42)	—	(0.42)
Year Ended July 31, 2008	$19.32	0.15	(2.24)	(2.09)	(0.04)	—	(0.04)
Year Ended July 31, 2007	$24.25	0.60	(4.38)	(3.78)	(1.15)	—	(1.15)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Utilities UltraSector ProFund
Investor Class
Year Ended July 31, 2011	$19.87	21.49%	1.89%	1.73%	1.54%	$19,111	581%
Year Ended July 31, 2010	$16.79	11.38%	2.10%	1.79%	1.01%	$16,728	1,120%
Year Ended July 31, 2009	$15.15	(36.14)%	1.90%	1.86%	1.38%	$9,449	779%
Year Ended July 31, 2008	$24.41	(1.97)%	1.62%	1.62%	1.37%	$29,165	595%
Year Ended July 31, 2007	$24.96	17.04%	1.49%	1.49%	2.19%	$40,717	293%
Service Class
Year Ended July 31, 2011	$18.97	20.21%	2.89%	2.73%	0.54%	$1,415	581%
Year Ended July 31, 2010	$15.98	10.28%	3.10%	2.79%	0.01%	$1,717	1,120%
Year Ended July 31, 2009	$14.49	(36.72)%	2.90%	2.86%	0.38%	$963	779%
Year Ended July 31, 2008	$23.08	(2.94)%	2.62%	2.62%	0.37%	$3,054	595%
Year Ended July 31, 2007	$23.78	15.85%	2.49%	2.49%	1.19%	$4,622	293%
Short Oil & Gas ProFund
Investor Class
Year Ended July 31, 2011	$8.64	(34.69)%	2.38%	1.73%	(1.62)%	$1,268	—
Year Ended July 31, 2010	$13.23	(11.80)%	2.07%	1.75%	(1.63)%	$99,034	—
Year Ended July 31, 2009	$15.00	(6.48)%	2.01%	1.66%	(0.71)%	$6,196	—
Year Ended July 31, 2008	$17.04	(9.94)%	1.62%	1.57%	1.85%	$28,676	—
Year Ended July 31, 2007	$19.30	(15.42)%	1.81%	1.74%	3.59%	$14,947	—
Service Class
Year Ended July 31, 2011	$8.81	(35.32)%	3.38%	2.73%	(2.62)%	$126	—
Year Ended July 31, 2010	$13.63	(12.52)%	3.01%	2.69%	(2.57)%	$7	—
Year Ended July 31, 2009	$15.57	(7.39)%	3.01%	2.66%	(1.71)%	$32	—
Year Ended July 31, 2008	$17.19	(10.79)%	2.62%	2.57%	0.85%	$2,602	—
Year Ended July 31, 2007	$19.32	(16.25)%	2.81%	2.74%	2.59%	$606	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

204 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Short Precious Metals ProFund
Investor Class
Year Ended July 31, 2011	$7.91	(0.11)	(1.71)	(1.82)	—	—	—
Year Ended July 31, 2010	$10.81	(0.15)	(2.75)	(2.90)	—	—	—
Year Ended July 31, 2009	$18.55	(0.19)	(7.24)	(7.43)	(0.31)	—	(0.31)
Year Ended July 31, 2008	$25.93	0.39	(6.05)	(5.66)	(1.72)	—	(1.72)
Year Ended July 31, 2007	$28.10	1.13	(2.93)	(1.80)	(0.37)	—	(0.37)
Service Class
Year Ended July 31, 2011	$8.50	(0.17)	(1.85)	(2.02)	—	—	—
Year Ended July 31, 2010	$11.71	(0.24)	(2.97)	(3.21)	—	—	—
Year Ended July 31, 2009	$19.87	(0.36)	(7.80)	(8.16)	—	—	—
Year Ended July 31, 2008	$25.85	0.18	(6.16)	(5.98)	—	—	—
Year Ended July 31, 2007	$27.93	0.84	(2.92)	(2.08)	—	—	—
Short Real Estate ProFund
Investor Class
Year Ended July 31, 2011	$9.25	(0.15)	(1.92)	(2.07)	—	—	—
Year Ended July 31, 2010	$15.96	(0.18)	(6.51)	(6.69)	—	(0.02)	(0.02)
Year Ended July 31, 2009	$25.98	(0.23)	(7.85)	(8.08)	—	(1.94)	(1.94)
Year Ended July 31, 2008	$26.92	0.55	(0.57)	(0.02)	(0.92)	—	(0.92)
Year Ended July 31, 2007	$26.37	0.89	0.56	1.45	(0.90)	—	(0.90)
Service Class
Year Ended July 31, 2011	$9.02	(0.23)	(1.85)	(2.08)	—	—	—
Year Ended July 31, 2010	$15.71	(0.30)	(6.37)	(6.67)	—	(0.02)	(0.02)
Year Ended July 31, 2009	$25.84	(0.47)	(7.72)	(8.19)	—	(1.94)	(1.94)
Year Ended July 31, 2008	$26.80	0.28	(0.56)	(0.28)	(0.68)	—	(0.68)
Year Ended July 31, 2007	$26.23	0.66	0.56	1.22	(0.65)	—	(0.65)

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Short Precious Metals ProFund
Investor Class
Year Ended July 31, 2011	$6.09	(23.01)%	2.03%	1.73%		(1.64)%	$10,609	—
Year Ended July 31, 2010	$7.91	(26.83)%	1.98%	1.88%		(1.79)%	$23,232	—
Year Ended July 31, 2009	$10.81	(40.60)%	1.86%	1.86%		(1.19)%	$7,640	—
Year Ended July 31, 2008	$18.55	(22.30)%	1.55%	1.55%		2.00%	$31,869	—
Year Ended July 31, 2007	$25.93	(6.47)%	1.41%	1.41%		3.95%	$9,546	—
Service Class
Year Ended July 31, 2011	$6.48	(23.76)%	3.03%	2.73%		(2.64)%	$319	—
Year Ended July 31, 2010	$8.50	(27.41)%	2.85%	2.75%		(2.66)%	$114	—
Year Ended July 31, 2009	$11.71	(41.07)%	2.86%	2.86%		(2.19)%	$579	—
Year Ended July 31, 2008	$19.87	(23.13)%	2.55%	2.55%		1.00%	$582	—
Year Ended July 31, 2007	$25.85	(7.45)%	2.41%	2.41%		2.95%	$630	—
Short Real Estate ProFund
Investor Class
Year Ended July 31, 2011	$7.18	(22.27)%	2.09%	1.99	%(c)	(1.88)%	$4,102	—
Year Ended July 31, 2010	$9.25	(41.94)%	1.77%	1.77%		(1.67)%	$19,170	1,298	%(d)
Year Ended July 31, 2009	$15.96	(33.86)%	1.68%	1.68%		(0.94)%	$27,945	—
Year Ended July 31, 2008	$25.98	(0.17)%	1.53%	1.53%		2.08%	$78,191	—
Year Ended July 31, 2007	$26.92	6.16%	1.49%	1.49%		3.78%	$126,197	—
Service Class
Year Ended July 31, 2011	$6.94	(23.06)%	3.09%	2.99	%(c)	(2.88)%	$135	—
Year Ended July 31, 2010	$9.02	(42.48)%	2.73%	2.73%		(2.63)%	$288	1,298	%(d)
Year Ended July 31, 2009	$15.71	(34.49)%	2.67%	2.67%		(1.93)%	$1,202	—
Year Ended July 31, 2008	$25.84	(1.14)%	2.53%	2.53%		1.08%	$6,447	—
Year Ended July 31, 2007	$26.80	5.12%	2.49%	2.49%		2.78%	$18,037	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(d)  Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.

See accompanying notes to the financial statements.

Financial Highlights :: 205

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
U.S. Government Plus ProFund
Investor Class
Year Ended July 31, 2011	$36.10	0.21	(0.18)	0.03	(0.18)	—	(0.18)
Year Ended July 31, 2010	$33.61	0.28	2.55	2.83	(0.34)	—	(0.34)
Year Ended July 31, 2009	$31.78	0.57	1.60	2.17	(0.34)	—	(0.34)
Year Ended July 31, 2008	$30.22	0.87	2.06	2.93	(0.83)	(0.54)	(1.37)
Year Ended July 31, 2007	$29.45	1.14	0.76	1.90	(1.13)	—	(1.13)
Service Class
Year Ended July 31, 2011	$35.84	(0.13)	(0.18)	(0.31)	—	—	—
Year Ended July 31, 2010	$33.41	(0.04)	2.53	2.49	(0.06)	—	(0.06)
Year Ended July 31, 2009	$31.63	0.21	1.61	1.82	(0.04)	—	(0.04)
Year Ended July 31, 2008	$30.09	0.55	2.04	2.59	(0.51)	(0.54)	(1.05)
Year Ended July 31, 2007	$29.34	0.83	0.74	1.57	(0.82)	—	(0.82)
Rising Rates Opportunity 10 ProFund
Investor Class
Year Ended July 31, 2011	$22.06	(0.34)	(1.17)	(1.51)	—	—	—
Year Ended July 31, 2010	$24.53	(0.37)	(2.10)	(2.47)	—	—	—
Year Ended July 31, 2009	$27.49	(0.31)	(2.62)	(2.93)	(0.03)	—	(0.03)
Year Ended July 31, 2008	$31.64	0.30	(2.52)	(2.22)	(1.93)	—	(1.93)
Year Ended July 31, 2007	$31.58	1.14	(0.85)	0.29	(0.23)	—	(0.23)
Service Class
Year Ended July 31, 2011	$22.53	(0.56)	(1.20)	(1.76)	—	—	—
Year Ended July 31, 2010	$25.32	(0.61)	(2.18)	(2.79)	—	—	—
Year Ended July 31, 2009	$28.62	(0.58)	(2.72)	(3.30)	—	—	—
Year Ended July 31, 2008	$31.30	0.01	(2.55)	(2.54)	(0.14)	—	(0.14)
Year Ended July 31, 2007	$31.45	0.83	(0.86)	(0.03)	(0.12)	—	(0.12)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
U.S. Government Plus ProFund
Investor Class
Year Ended July 31, 2011	$35.95	0.10%	1.39%	1.39%	0.62%	$17,641	9,189%
Year Ended July 31, 2010	$36.10	8.61%	1.37%	1.37%	0.85%	$43,263	4,717%
Year Ended July 31, 2009	$33.61	6.71%	1.34%	1.34%	1.66%	$29,648	1,755%
Year Ended July 31, 2008	$31.78	9.74%	1.25%	1.25%	2.76%	$16,362	1,104%
Year Ended July 31, 2007	$30.22	6.47%	1.22%	1.22%	3.72%	$60,988	1,124%
Service Class
Year Ended July 31, 2011	$35.53	(0.86)%	2.39%	2.39%	(0.38)%	$6,674	9,189%
Year Ended July 31, 2010	$35.84	7.48%	2.37%	2.37%	(0.15)%	$10,323	4,717%
Year Ended July 31, 2009	$33.41	5.74%	2.34%	2.34%	0.66%	$3,331	1,755%
Year Ended July 31, 2008	$31.63	8.63%	2.25%	2.25%	1.76%	$5,439	1,104%
Year Ended July 31, 2007	$30.09	5.36%	2.22%	2.22%	2.72%	$15,522	1,124%
Rising Rates Opportunity 10 ProFund
Investor Class
Year Ended July 31, 2011	$20.55	(6.85)%	1.64%	1.64%	(1.55)%	$48,158	1,297%
Year Ended July 31, 2010	$22.06	(10.07)%	1.64%	1.64%	(1.55)%	$61,111	1,300	%(c)
Year Ended July 31, 2009	$24.53	(10.67)%	1.63%	1.63%	(1.26)%	$63,256	—
Year Ended July 31, 2008	$27.49	(7.24)%	1.72%	1.72%	1.07%	$35,028	—
Year Ended July 31, 2007	$31.64	0.93%	1.58%	1.58%	3.66%	$13,194	—
Service Class
Year Ended July 31, 2011	$20.77	(7.81)%	2.64%	2.64%	(2.55)%	$2,348	1,297%
Year Ended July 31, 2010	$22.53	(11.02)%	2.64%	2.64%	(2.55)%	$2,745	1,300	%(c)
Year Ended July 31, 2009	$25.32	(11.53)%	2.63%	2.63%	(2.26)%	$244	—
Year Ended July 31, 2008	$28.62	(8.16)%	2.72%	2.72%	0.07%	$6,006	—
Year Ended July 31, 2007	$31.30	(0.06)%	2.58%	2.58%	2.66%	$250	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

206 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Rising Rates Opportunity ProFund
Investor Class
Year Ended July 31, 2011	$12.13	(0.18)	(0.63)	(0.81)	—	—	—
Year Ended July 31, 2010	$14.50	(0.21)	(2.16)	(2.37)	—	—	—
Year Ended July 31, 2009	$17.87	(0.17)	(3.12)	(3.29)	(0.08)	—	(0.08)
Year Ended July 31, 2008	$20.42	0.35	(2.17)	(1.82)	(0.73)	—	(0.73)
Year Ended July 31, 2007	$21.92	0.78	(0.92)	(0.14)	(1.36)	—	(1.36)
Service Class
Year Ended July 31, 2011	$11.76	(0.30)	(0.59)	(0.89)	—	—	—
Year Ended July 31, 2010	$14.20	(0.34)	(2.10)	(2.44)	—	—	—
Year Ended July 31, 2009	$17.56	(0.31)	(3.05)	(3.36)	—	—	—
Year Ended July 31, 2008	$19.90	0.17	(2.13)	(1.96)	(0.38)	—	(0.38)
Year Ended July 31, 2007	$21.37	0.58	(0.92)	(0.34)	(1.13)	—	(1.13)
Rising U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2011	$27.83	(0.40)	(3.06)	(3.46)	—	—	—
Year Ended July 31, 2010	$27.59	(0.41)	0.76	0.35	—	(0.11)	(0.11)
Year Ended July 31, 2009	$26.94	(0.23)	0.89	0.66	—	(0.01)	(0.01)
Year Ended July 31, 2008	$30.25	0.50	(2.96)	(2.46)	(0.85)	—	(0.85)
Year Ended July 31, 2007	$31.47	1.17	(1.24)	(0.07)	(1.15)	—	(1.15)
Service Class
Year Ended July 31, 2011	$27.11	(0.66)	(2.94)	(3.60)	—	—	—
Year Ended July 31, 2010	$27.15	(0.68)	0.75	0.07	—	(0.11)	(0.11)
Year Ended July 31, 2009	$26.76	(0.52)	0.92	0.40	—	(0.01)	(0.01)
Year Ended July 31, 2008	$30.05	0.22	(2.96)	(2.74)	(0.55)	—	(0.55)
Year Ended July 31, 2007	$31.28	0.86	(1.22)	(0.36)	(0.87)	—	(0.87)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Rising Rates Opportunity ProFund
Investor Class
Year Ended July 31, 2011	$11.32	(6.68)%	1.58%	1.58%	(1.50)%	$281,208	1,297%
Year Ended July 31, 2010	$12.13	(16.34)%	1.58%	1.58%	(1.49)%	$203,468	1,300	%(c)
Year Ended July 31, 2009	$14.50	(18.26)%	1.64%	1.64%	(1.16)%	$205,547	—
Year Ended July 31, 2008	$17.87	(9.04)%	1.51%	1.51%	1.87%	$176,917	—
Year Ended July 31, 2007	$20.42	(0.40)%	1.46%	1.46%	3.79%	$147,556	—
Service Class
Year Ended July 31, 2011	$10.87	(7.65)%	2.58%	2.58%	(2.50)%	$8,819	1,297%
Year Ended July 31, 2010	$11.76	(17.11)%	2.58%	2.58%	(2.49)%	$8,582	1,300	%(c)
Year Ended July 31, 2009	$14.20	(19.13)%	2.64%	2.64%	(2.16)%	$9,571	—
Year Ended July 31, 2008	$17.56	(9.93)%	2.51%	2.51%	0.87%	$9,456	—
Year Ended July 31, 2007	$19.90	(1.43)%	2.46%	2.46%	2.79%	$12,920	—
Rising U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2011	$24.37	(12.43)%	1.62%	1.62%	(1.54)%	$52,069	1,297%
Year Ended July 31, 2010	$27.83	1.29%	1.55%	1.55%	(1.45)%	$26,540	1,300	%(c)
Year Ended July 31, 2009	$27.59	2.44%	1.70%	1.58%	(0.78)%	$12,468	—
Year Ended July 31, 2008	$26.94	(8.28)%	1.71%	1.51%	1.78%	$20,034	—
Year Ended July 31, 2007	$30.25	(0.26)%	1.76%	1.48%	3.74%	$10,757	—
Service Class
Year Ended July 31, 2011	$23.51	(13.28)%	2.62%	2.62%	(2.54)%	$2,434	1,297%
Year Ended July 31, 2010	$27.11	0.27%	2.55%	2.55%	(2.45)%	$1,535	1,300	%(c)
Year Ended July 31, 2009	$27.15	1.49%	2.70%	2.58%	(1.78)%	$5,463	—
Year Ended July 31, 2008	$26.76	(9.21)%	2.71%	2.51%	0.78%	$7,690	—
Year Ended July 31, 2007	$30.05	(1.18)%	2.76%	2.48%	2.74%	$2,146	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

Financial Highlights :: 207

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Falling U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2011	$25.95	(0.41)	2.57	2.16	(3.01)	—	(3.01)
Year Ended July 31, 2010	$27.41	(0.44)	(1.02)	(1.46)	—	—	—
Year Ended July 31, 2009	$31.36	(0.38)	(2.02)	(2.40)	(1.55)	—	(1.55)
Year Ended July 31, 2008	$30.31	0.69	2.85	3.54	(0.43)	(2.06)	(2.49)
Year Ended July 31, 2007	$29.18	1.12	1.00	2.12	(0.99)	—	(0.99)
Service Class
Year Ended July 31, 2011	$25.72	(0.65)	2.58	1.93	(2.50)	—	(2.50)
Year Ended July 31, 2010	$27.45	(0.71)	(1.02)	(1.73)	—	—	—
Year Ended July 31, 2009	$31.15	(0.65)	(2.01)	(2.66)	(1.04)	—	(1.04)
Year Ended July 31, 2008	$30.09	0.38	2.83	3.21	(0.09)	(2.06)	(2.15)
Year Ended July 31, 2007	$28.94	0.83	0.98	1.81	(0.66)	—	(0.66)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Falling U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2011	$25.10	9.16%	1.74%	1.69%	(1.60)%	$16,403	—
Year Ended July 31, 2010	$25.95	(5.33)%	1.73%	1.70%	(1.63)%	$20,290	1,298	%(c)
Year Ended July 31, 2009	$27.41	(7.51)%	1.88%	1.88%	(1.40)%	$40,733	—
Year Ended July 31, 2008	$31.36	12.23%	1.49%	1.49%	2.20%	$33,443	—
Year Ended July 31, 2007	$30.31	7.41%	1.43%	1.43%	3.80%	$100,038	—
Service Class
Year Ended July 31, 2011	$25.15	8.10%	2.73%	2.68%	(2.59)%	$1,122	—
Year Ended July 31, 2010	$25.72	(6.30)%	2.73%	2.70%	(2.63)%	$372	1,298	%(c)
Year Ended July 31, 2009	$27.45	(8.42)%	2.88%	2.88%	(2.40)%	$971	—
Year Ended July 31, 2008	$31.15	11.07%	2.49%	2.49%	1.20%	$1,782	—
Year Ended July 31, 2007	$30.09	6.35%	2.43%	2.43%	2.80%	$4,156	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.

See accompanying notes to the financial statements.

208 :: Financial Highlights

Notes to Financial Statements

1. Organization

ProFunds (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the "ProFunds" and individually, a "ProFund"). Each ProFund is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: the Investor Class and the Service Class.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds. However, based on experience, the ProFunds expect any risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

A ProFund will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the "Advisor"). Repurchase agreements are subject to the seller's agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund's custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

At July 31, 2011, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	DEUTSCHE BANK SECURITIES, INC. 0.12%, dated 7/29/11, due 8/1/11(1)	HSBC SECURITIES (USA), INC. 0.11%, dated 7/29/11, due 8/1/11(2)	MERRILL LYNCH, PIERCE, FENNER & SMITH, INC. 0.09%, dated 7/29/11, due 8/1/11(3)	UBS SECURITIES LLC 0.10%, dated 7/29/11, due 8/1/11(4)
Bull ProFund	$13,454,000	$13,589,000	$1,496,000	$1,496,000
Mid-Cap ProFund	9,999,000	10,096,000	1,110,000	1,110,000
Small-Cap ProFund	2,547,000	2,567,000	281,000	281,000
NASDAQ-100 ProFund	15,657,000	15,815,000	1,740,000	1,740,000
Large-Cap Growth ProFund	5,000	4,000	—	—
Mid-Cap Growth ProFund	11,000	9,000	—	—
Europe 30 ProFund	45,000	43,000	4,000	4,000
UltraBull ProFund	29,408,000	29,709,000	3,270,000	3,270,000
UltraMid-Cap ProFund	16,872,000	17,041,000	1,875,000	1,875,000

210 :: Notes to Financial Statements

Fund Name	DEUTSCHE BANK SECURITIES, INC. 0.12%, dated 7/29/11, due 8/1/11(1)	HSBC SECURITIES (USA), INC. 0.11%, dated 7/29/11, due 8/1/11(2)	MERRILL LYNCH, PIERCE, FENNER & SMITH, INC. 0.09%, dated 7/29/11, due 8/1/11(3)	UBS SECURITIES LLC 0.10%, dated 7/29/11, due 8/1/11(4)
UltraSmall-Cap ProFund	$16,420,000	$16,584,000	$1,825,000	$1,825,000
UltraDow 30 ProFund	6,143,000	6,200,000	681,000	681,000
UltraNASDAQ-100 ProFund	24,479,000	24,729,000	2,723,000	2,723,000
UltraInternational ProFund	11,126,000	11,234,000	1,235,000	1,235,000
UltraEmerging Markets ProFund	6,477,000	6,541,000	720,000	720,000
UltraLatin America ProFund	4,121,000	4,158,000	457,000	457,000
UltraChina ProFund	2,584,000	2,604,000	286,000	286,000
UltraJapan ProFund	4,710,000	4,753,000	522,000	522,000
Bear ProFund	27,104,000	27,380,000	3,014,000	3,014,000
Short Small-Cap ProFund	3,721,000	3,751,000	411,000	411,000
Short NASDAQ-100 ProFund	2,407,000	2,426,000	265,000	265,000
UltraBear ProFund	21,099,000	21,311,000	2,345,000	2,345,000
UltraShort Mid-Cap ProFund	2,907,000	2,932,000	322,000	322,000
UltraShort Small-Cap ProFund	6,326,000	6,384,000	701,000	701,000
UltraShort Dow 30 ProFund	5,192,000	5,240,000	576,000	576,000
UltraShort NASDAQ-100 ProFund	8,593,000	8,674,000	953,000	953,000
UltraShort International ProFund	6,308,000	6,368,000	700,000	700,000
UltraShort Emerging Markets ProFund	2,607,000	2,628,000	288,000	288,000
UltraShort Latin America ProFund	1,532,000	1,542,000	168,000	168,000
UltraShort China ProFund	1,514,000	1,522,000	166,000	166,000
UltraShort Japan ProFund	594,000	597,000	65,000	65,000
Banks UltraSector ProFund	2,646,000	2,666,000	292,000	292,000
Basic Materials UltraSector ProFund	4,583,000	4,624,000	508,000	508,000
Biotechnology UltraSector ProFund	2,026,000	2,041,000	223,000	223,000
Consumer Goods UltraSector ProFund	465,000	464,000	50,000	50,000
Consumer Services UltraSector ProFund	700,000	698,000	75,000	75,000
Financials UltraSector ProFund	1,861,000	1,875,000	205,000	205,000
Health Care UltraSector ProFund	2,223,000	2,239,000	246,000	246,000
Industrials UltraSector ProFund	1,678,000	1,687,000	184,000	184,000
Internet UltraSector ProFund	5,724,000	5,777,000	635,000	635,000
Mobile Telecommunications UltraSector ProFund	768,000	771,000	84,000	84,000
Oil & Gas UltraSector ProFund	14,584,000	14,728,000	1,620,000	1,620,000
Oil Equipment, Services & Distribution UltraSector ProFund	7,722,000	7,796,000	857,000	857,000
Pharmaceuticals UltraSector ProFund	941,000	945,000	103,000	103,000
Precious Metals UltraSector ProFund	31,780,000	32,107,000	3,535,000	3,535,000
Real Estate UltraSector ProFund	5,277,000	5,327,000	586,000	586,000
Semiconductor UltraSector ProFund	676,000	679,000	73,000	73,000
Technology UltraSector ProFund	2,705,000	2,725,000	298,000	298,000
Telecommunications UltraSector ProFund	516,000	514,000	55,000	55,000
Utilities UltraSector ProFund	3,680,000	3,713,000	408,000	408,000
Short Oil & Gas ProFund	602,000	602,000	65,000	65,000
Short Precious Metals ProFund	4,468,000	4,508,000	495,000	495,000
Short Real Estate ProFund	1,864,000	1,879,000	206,000	206,000
U.S. Government Plus ProFund	21,929,000	22,154,000	2,439,000	2,439,000
Rising Rates Opportunity 10 ProFund	23,160,000	23,395,000	2,574,000	2,574,000
Rising Rates Opportunity ProFund	110,484,000	111,633,000	12,293,000	12,293,000
Rising U.S. Dollar ProFund	24,326,000	24,572,000	2,704,000	2,704,000
Falling U.S. Dollar ProFund	7,763,000	7,839,000	862,000	862,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at July 31, 2011 as follows:

(1)  U.S. Treasury Notes, 1.25%, due 9/30/15 to 10/31/15

(2)  Federal Home Loan Bank, 1.00%, due 11/18/13 to 8/22/14, Federal Home Loan Mortgage Corp., 0.63% to 4.88%, due 12/28/12 to 6/13/18, Federal National Mortgage Association, 3.25% to 6.13%, due 3/15/12 to 4/9/13

(3)  U.S. Treasury Notes, 3.13%, due 5/15/21

(4)  Federal National Mortgage Association, 1.50% to 2.00%, due 2/25/14 to 8/24/15, Federal National Mortgage Association Float, 0.21%, due 8/23/12

Notes to Financial Statements :: 211

Depositary Receipts

Certain ProFunds may invest in American Depositary Receipts ("ADRs"), New York Shares ("NYSs") and Global Registered Shares ("GRSs"). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter ("OTC"), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. A NYS is a share of a New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part in the home (foreign) market. Similar to NYSs, GRSs give companies a way to list and trade their shares directly on the New York Stock Exchange, while remaining fully fungible with the shares traded in their home country.

Real Estate Investment Trusts

The ProFunds, other than U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund, may own shares of real estate investment trusts ("REITS") which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund should hold to approximate the performance of a daily benchmark such as the daily performance or multiple, inverse, or multiple inverse of the daily performance of an index or security. Options held during the year ended July 31, 2011, were used as a hedge to limit each ProFund's market exposure. All other derivative instruments held during the year ended July 31, 2011, gained exposure to each ProFund's benchmark (e.g., index, etc.) to meet its investment objective.

All open derivative positions at year end are reflected on each respective ProFund's Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund's investment objective.

Certain ProFunds utilized a varying level of derivative instruments in conjunction with investment securities to meet their investment objective during the year ended July 31, 2011. With the exception of the ProFunds listed below, the notional amount of open derivative positions relative to each ProFund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the reporting period. The volume associated with derivative positions in the Small-Cap ProFund, UltraBull ProFund, Biotechnology UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Technology UltraSector ProFund, and Telecommunications UltraSector ProFund was 63%, 154%, 78%, 77%, 77%, 82%, 77%, and 84%, respectively, based on average monthly notional amount in comparison to net assets during the year ended July 31, 2011.

The following is a description of the derivative instruments utilized by the ProFunds, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds may purchase or sell stock index futures contracts or bond futures contracts and options thereon. The ProFunds use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The ProFunds generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statements of Assets and Liabilities as segregated cash balances with brokers, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such amounts are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to foreign currency denominated futures contracts) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds since futures contracts are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

212 :: Notes to Financial Statements

Options

The ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index option transactions are in cash.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded.The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks.The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. During the year ended July 31, 2011, the ProFunds did not write options.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In addition to the foreign currency risk related to the use of these contracts, the ProFunds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds collateralizes forward currency contracts with cash and certain securities as indicated on the Statements of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund. In the event of a default by the counterparty, the ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.

The ProFunds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds have sought to mitigate these risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFunds will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of July 31, 2011, there was no collateral posted by counterparties.

Swap Agreements

The ProFunds may enter into swap agreements, primarily equity index or bond swap agreements, based on the applicable benchmark of each ProFund. The ProFunds use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position.The value of swap agreements are equal to the ProFund's obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return.The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of underlying instruments. Pursuant to valuation procedures approved by the Board of Trustees, the net amount of the excess, if any, of each ProFund's obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the ProFund's custodian. In a long swap agreement where the fund receives the return on the index, the gain or loss on the notional amount plus dividends or interest on the underlying instrument

Notes to Financial Statements :: 213

or reference entity less the interest payable by each ProFund on the notional amount, as well as any trading spreads the ProFunds may agree to pay the counterparty on the notional amount are recorded as "unrealized gain or loss on swap agreements" and when cash is exchanged, the gain or loss realized is recorded as "net realized gains (losses) on swap agreements."

Some ProFunds may also enter into swap agreements that provide the opposite return of their underlying instrument or reference entity ("short" the index or security) where the fund pays the return on the index. Their operations are similar to the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and the dividends or interest on the underlying instruments reduce the value of the swap, plus, any trading spreads that the ProFunds may pay to the counterparty on the notional amount. These amounts are netted with any unrealized gains or losses to determine the value of the swap.

The Trust, on behalf of a ProFund, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow either party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statements of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedules of Portfolio Investments, reflect the extent of the total investment exposure each ProFund has under the swap agreement which may exceed the net asset value of the ProFund. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund bears the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of period end is disclosed in the swap tables included in the Schedules of Portfolio Investments. A ProFund will enter into swap agreements only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund may use various techniques to minimize credit risk including early termination and payment, using different counterparties, limiting the net amount due from any individual counterparty and generally requiring collateral to be posted by the counterparty for amounts owed to the ProFunds. All of the outstanding swap agreements at July 31, 2011 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund is obligated to pay or entitled to receive the "unrealized gain or loss" amount.

The ProFund, as applicable, collateralizes swap agreements by segregating or designating cash and certain securities as indicated on the Statements of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Certain collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund. In the event of a default by the counterparty, the ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds have sought to mitigate these risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFunds will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of July 31, 2011, the collateral posted by counterparties consisted of U.S. treasury securities and cash.

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the ProFunds' Statements of Assets and Liabilities as of July 31, 2011:

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Bull ProFund	$42,704	$—	$—	$—	$205,199	$—
Mid-Cap ProFund	—	—	—	192,523	96,791	—
Small-Cap ProFund	10,106	—	—	—	22,118	—
NASDAQ-100 ProFund	122,915	—	—	—	61,989	—

214 :: Notes to Financial Statements

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Europe 30 ProFund	$620	$—	$—	$—	$—	$—
UltraBull ProFund	—	—	—	158,014	1,389,742	—
UltraMid-Cap ProFund	6,119	—	—	—	659,280	—
UltraSmall-Cap ProFund	246,351	—	—	—	314,944	—
UltraDow 30 ProFund	19,894	—	—	—	441,828	—
UltraNASDAQ-100 ProFund	658,636	—	—	—	289,549	—
UltraInternational ProFund	—	—	—	—	104,801	—
UltraEmerging Markets ProFund	—	—	—	—	218,054	—
UltraLatin America ProFund	—	24,598	—	—	—	—
UltraChina ProFund	—	67,286	—	—	—	—
UltraJapan ProFund	993,171	—	—	—	41,591	—
Bear ProFund	—	483,467	—	70,374	—	—
Short Small-Cap ProFund	—	31,845	—	3,815	—	—
Short NASDAQ-100 ProFund	—	6,847	—	48,151	502	—
UltraBear ProFund	191,050	763,281	—	—	—	—
UltraShort Mid-Cap ProFund	21,164	77,746	—	—	—	—
UltraShort Small-Cap ProFund	—	115,515	—	10,173	—	—
UltraShort Dow 30 ProFund	11,360	283,241	—	—	—	—
UltraShort NASDAQ-100 ProFund	—	63,782	—	99,192	—	—
UltraShort International ProFund	—	56,459	—	—	—	—
UltraShort Emerging Markets ProFund	—	46,577	—	—	—	—
UltraShort Latin America ProFund	—	—	—	—	3,313	—
UltraShort China ProFund	—	—	—	—	22,718	—
UltraShort Japan ProFund	78,663	4,812	—	—	—	—
Banks UltraSector ProFund	—	—	—	—	507,771	—
Basic Materials UltraSector ProFund	—	—	—	—	1,128,930	—
Biotechnology UltraSector ProFund	—	—	—	—	238,464	—
Consumer Goods UltraSector ProFund	—	—	—	—	59,380	—
Consumer Services UltraSector ProFund	—	—	—	—	109,921	—
Financials UltraSector ProFund	—	—	—	—	351,300	—
Health Care UltraSector ProFund	—	—	—	—	454,591	—
Industrials UltraSector ProFund	—	—	—	—	519,746	—
Internet UltraSector ProFund	—	—	—	—	1,490,686	—
Mobile Telecommunications UltraSector ProFund	—	—	—	—	158,529	—
Oil & Gas UltraSector ProFund	—	—	—	—	3,299,369	—
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	—	—	1,176,554	—
Pharmaceuticals UltraSector ProFund	—	—	—	—	169,612	—
Precious Metals UltraSector ProFund	—	—	—	—	6,029,056	—
Real Estate UltraSector ProFund	—	—	—	—	1,014,900	—
Semiconductor UltraSector ProFund	—	—	—	—	143,811	—
Technology UltraSector ProFund	—	—	—	—	429,956	—
Telecommunications UltraSector ProFund	—	—	—	—	67,615	—
Utilities UltraSector ProFund	—	—	—	—	439,694	—
Short Oil & Gas ProFund	—	71,478	—	—	—	—
Short Precious Metals ProFund	—	565,124	—	—	—	—
Short Real Estate ProFund	—	122,379	—	—	—	—
Foreign Exchange Rate Risk Exposure:
Rising U.S. Dollar ProFund	—	—	173,600	61,562	—	2,123,747
Falling U.S. Dollar ProFund	40,859	—	274,176	—	—	129,135
Interest Rate Risk Exposure:
U.S. Government Plus ProFund	—	1,524,845	—	—	—	—
Rising Rates Opportunity 10 ProFund	—	—	—	54,980	1,768,038	—
Rising Rates Opportunity ProFund	—	—	—	—	13,624,456	—

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

Notes to Financial Statements :: 215

The Effect of Derivative Instruments on the ProFunds' Statements of Operations for the year ended July 31, 2011:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations				Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Investments*	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
Bull ProFund	$—	$1,283,627	$2,604,075	$—	$(129,061)
Mid-Cap ProFund	—	2,840,306	2,282,840	—	(245,504)
Small-Cap ProFund	—	24,230	2,611,081	—	323,906
NASDAQ-100 ProFund	—	1,415,154	5,478,849	—	399,178
Europe 30 ProFund	—	19,261	—	—	1,750
UltraBull ProFund	—	5,316,997	16,971,059	—	(665,921)
UltraMid-Cap ProFund	—	5,328,007	10,300,903	—	(568,923)
UltraSmall-Cap ProFund	—	1,358,478	15,941,814	—	1,113,128
UltraDow 30 ProFund	—	63,708	3,617,685	—	(335,164)
UltraNASDAQ-100 ProFund	—	2,805,266	36,277,391	—	1,852,240
UltraInternational ProFund	—	863,028	2,962,578	—	(106,607)
UltraEmerging Markets ProFund	—	—	3,029,177	—	(419,852)
UltraLatin America ProFund	—	—	6,287,922	—	(405,381)
UltraChina ProFund	—	—	3,097,644	—	52,709
UltraJapan ProFund	—	(123,056)	337,190	—	654,656
Bear ProFund	—	(3,410,285)	(13,117,970)	—	577,606
Short Small-Cap ProFund	—	(247,890)	(6,576,826)	—	52,487
Short NASDAQ-100 ProFund	—	(442,726)	(3,685,612)	—	(130,033)
UltraBear ProFund	—	(3,513,715)	(27,753,801)	—	953,775
UltraShort Mid-Cap ProFund	—	(448,005)	(1,768,877)	—	129,424
UltraShort Small-Cap ProFund	—	(734,127)	(15,105,230)	—	272,919
UltraShort Dow 30 ProFund	—	(497,301)	(2,983,465)	—	315,773
UltraShort NASDAQ-100 ProFund	—	(821,980)	(18,842,364)	—	187,569
UltraShort International ProFund	—	(839,287)	(7,835,522)	—	136,463
UltraShort Emerging Markets ProFund	—	—	(4,388,132)	—	80,073
UltraShort Latin America ProFund	—	—	(1,665,209)	—	67,060
UltraShort China ProFund	—	—	(2,090,723)	—	(5,927)
UltraShort Japan ProFund	(4,950)	(1,812,799)	(1,589,081)	—	(221,241)
Banks UltraSector ProFund	—	—	(692,617)	—	(315,807)
Basic Materials UltraSector ProFund	—	—	5,952,376	—	(928,182)
Biotechnology UltraSector ProFund	—	—	956,459	—	(216,970)
Consumer Goods UltraSector ProFund	—	—	159,329	—	(27,299)
Consumer Services UltraSector ProFund	—	—	665,261	—	(100,167)
Financials UltraSector ProFund	—	—	97,778	—	(287,817)
Health Care UltraSector ProFund	—	—	660,400	—	(458,459)
Industrials UltraSector ProFund	—	—	694,795	—	(513,420)
Internet UltraSector ProFund	—	—	6,070,256	—	(1,298,401)
Mobile Telecommunications UltraSector ProFund	—	—	2,354	—	(105,243)
Oil & Gas UltraSector ProFund	—	—	15,911,714	—	(3,035,130)
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	7,227,272	—	(1,191,745)
Pharmaceuticals UltraSector ProFund	—	—	495,406	—	(171,979)
Precious Metals UltraSector ProFund	—	—	18,453,343	—	(4,170,237)
Real Estate UltraSector ProFund	—	—	3,474,374	—	(858,674)
Semiconductor UltraSector ProFund	—	—	712,362	—	413,079
Technology UltraSector ProFund	—	—	1,374,293	—	(286,606)
Telecommunications UltraSector ProFund	—	—	577,606	—	(92,214)
Utilities UltraSector ProFund	—	—	774,588	—	15,386
Short Oil & Gas ProFund	—	—	(4,755,794)	—	321,696
Short Precious Metals ProFund	—	—	(4,826,519)	—	1,043,102
Short Real Estate ProFund	—	—	(3,391,695)	—	483,715

216 :: Notes to Financial Statements

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations				Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Investments*	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Foreign Exchange Rate Risk Exposure:
Rising U.S. Dollar ProFund	$—	$(522,768)	$—	$(5,936,463)	$(1,628,289)
Falling U.S. Dollar ProFund	—	191,228	—	1,474,157	(20,839)
Interest Rate Risk Exposure:
U.S. Government Plus ProFund	—	268,750	(6,407,444)	—	2,127,068
Rising Rates Opportunity 10 ProFund	(915)	(220,010)	(3,588,729)	—	(757,790)
Rising Rates Opportunity ProFund	(3,659)	(608,679)	(10,771,191)	—	(8,717,685)

*  For options purchased.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

Each of the ProFunds (except Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly. U.S. Government Plus ProFund declares dividends from net investment income daily and pays dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability.

The Bull ProFund, Europe 30 ProFund, UltraBull ProFund, UltraNASDAQ-100 ProFund, Ultra Japan ProFund, Bear ProFund, UltraBear ProFund and UltraShort NASDAQ-100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as "Fees paid indirectly."

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards ("IFRS")"("ASU 2011-04"). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the

Notes to Financial Statements :: 217

unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements has not been determined.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds' investments are summarized in the three broad levels listed below:

•  Level 1–quoted prices in active markets for identical assets

•  Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3–significant unobservable inputs (including the ProFunds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System ("NASDAQ/NMS"), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust's Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust's Board of Trustees. Exchange traded derivatives (e.g., futures contracts and options on securities, indices and futures contracts) are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g., swap agreements and forward currency contracts) are valued based on procedures approved by the Trust's Board of Trustees and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. While the Trust's policy is intended to result in a calculation of a ProFund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

A summary of the valuations as of July 31, 2011, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs	Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Investment Securities	Other Financial Instruments^
Bull ProFund
Common Stocks	$12,960,291	$—	$—	$—	$—	$12,960,291	$—
Rights/Warrants	2	—	—	—	—	2	—
Repurchase Agreements	—	—	30,035,000	—	—	30,035,000	—
Futures Contracts	—	42,704	—	—	—	—	42,704
Swap Agreements	—	—	—	(205,199)	—	—	(205,199)
Total	$12,960,293	$42,704	$30,035,000	$(205,199)	$—	$42,995,293	$(162,495)

218 :: Notes to Financial Statements

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities		Investment Securities	Other Financial Instruments^
Mid-Cap ProFund
Common Stocks	$11,984,568	$—	$—	$—	$—	*	$11,984,568	$—
Repurchase Agreements	—	—	22,315,000	—	—		22,315,000	—
Futures Contracts	—	(192,523)	—	—	—		—	(192,523)
Swap Agreements	—	—	—	(96,791)	—		—	(96,791)
Total	$11,984,568	$(192,523)	$22,315,000	$(96,791)	$—	*	$34,299,568	$(289,314)
Small-Cap ProFund
Common Stocks	$8,738,846	$—	$—	$—	$—		$8,738,846	$—
Repurchase Agreements	—	—	5,676,000	—	—		5,676,000	—
Futures Contracts	—	10,106	—	—	—		—	10,106
Swap Agreements	—	—	—	(22,118)	—		—	(22,118)
Total	$8,738,846	$10,106	$5,676,000	$(22,118)	$—		$14,414,846	$(12,012)
NASDAQ-100 ProFund
Common Stocks	$17,484,191	$—	$—	$—	$—		$17,484,191	$—
Repurchase Agreements	—	—	34,952,000	—	—		34,952,000	—
Futures Contracts	—	122,915	—	—	—		—	122,915
Swap Agreements	—	—	—	(61,989)	—		—	(61,989)
Total	$17,484,191	$122,915	$34,952,000	$(61,989)	$—		$52,436,191	$60,926
Large-Cap Value ProFund
Common Stocks	$17,209,264	$—	$—	$—	$—		$17,209,264	$—
Rights/Warrants	10	—	—	—	—		10	—
Total	$17,209,274	$—	$—	$—	$—		$17,209,274	$—
Large-Cap Growth ProFund
Common Stocks	$36,395,119	$—	$—	$—	$—		$36,395,119	$—
Repurchase Agreements	—	—	9,000	—	—		9,000	—
Total	$36,395,119	$—	$9,000	$—	$—		$36,404,119	$—
Mid-Cap Value ProFund
Common Stocks	$18,516,254	$—	$—	$—	$—		$18,516,254	$—
Total	$18,516,254	$—	$—	$—	$—		$18,516,254	$—
Mid-Cap Growth ProFund
Common Stocks	$32,380,828	$—	$—	$—	$—	*	$32,380,828	$—
Repurchase Agreements	—	—	20,000	—	—		20,000	—
Total	$32,380,828	$—	$20,000	$—	$—	*	$32,400,828	$—
Small-Cap Value ProFund
Common Stocks	$8,773,740	$—	$—	$—	$—		$8,773,740	$—
Total	$8,773,740	$—	$—	$—	$—		$8,773,740	$—
Small-Cap Growth ProFund
Common Stocks	$26,680,952	$—	$—	$—	$—		$26,680,952	$—
Total	$26,680,952	$—	$—	$—	$—		$26,680,952	$—
Europe 30 ProFund
Common Stocks	$7,564,798	$—	$—	$—	$—		$7,564,798	$—
Repurchase Agreements	—	—	96,000	—	—		96,000	—
Futures Contracts	—	620	—	—	—		—	620
Total	$7,564,798	$620	$96,000	$—	$—		$7,660,798	$620
UltraBull ProFund
Common Stocks	$35,177,888	$—	$—	$—	$—		$35,177,888	$—
Rights/Warrants	2	—	—	—	—		2	—
Repurchase Agreements	—	—	65,657,000	—	—		65,657,000	—
Futures Contracts	—	(158,014)	—	—	—		—	(158,014)
Swap Agreements	—	—	—	(1,389,742)	—		—	(1,389,742)
Total	$35,177,890	$(158,014)	$65,657,000	$(1,389,742)	$—		$100,834,890	$(1,547,756)

Notes to Financial Statements :: 219

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities		Investment Securities	Other Financial Instruments^
UltraMid-Cap ProFund
Common Stocks	$29,376,807	$—	$—	$—	$—	*	$29,376,807	$—
Repurchase Agreements	—	—	37,663,000	—	—		37,663,000	—
Futures Contracts	—	6,119	—	—	—		—	6,119
Swap Agreements	—	—	—	(659,280)	—		—	(659,280)
Total	$29,376,807	$6,119	$37,663,000	$(659,280)	$—	*	$67,039,807	$(653,161)
UltraSmall-Cap ProFund
Common Stocks	$16,278,194	$—	$—	$—	$—		$16,278,194	$—
Repurchase Agreements	—	—	36,654,000	—	—		36,654,000	—
Futures Contracts	—	246,351	—	—	—		—	246,351
Swap Agreements	—	—	—	(314,944)	—		—	(314,944)
Total	$16,278,194	$246,351	$36,654,000	$(314,944)	$—		$52,932,194	$(68,593)
UltraDow 30 ProFund
Common Stocks	$6,987,510	$—	$—	$—	$—		$6,987,510	$—
Repurchase Agreements	—	—	13,705,000	—	—		13,705,000	—
Futures Contracts	—	19,894	—	—	—		—	19,894
Swap Agreements	—	—	—	(441,828)	—		—	(441,828)
Total	$6,987,510	$19,894	$13,705,000	$(441,828)	$—		$20,692,510	$(421,934)
UltraNASDAQ-100 ProFund
Common Stocks	$75,764,829	$—	$—	$—	$—		$75,764,829	$—
Repurchase Agreements	—	—	54,654,000	—	—		54,654,000	—
Futures Contracts	—	658,636	—	—	—		—	658,636
Swap Agreements	—	—	—	(289,549)	—		—	(289,549)
Total	$75,764,829	$658,636	$54,654,000	$(289,549)	$—		$130,418,829	$369,087
UltraInternational ProFund
Repurchase Agreements	$—	$—	$24,830,000	$—	$—		$24,830,000	$—
Swap Agreements	—	—	—	(104,801)	—		—	(104,801)
Total	$—	$—	$24,830,000	$(104,801)	$—		$24,830,000	$(104,801)
UltraEmerging Markets ProFund
Common Stocks	$30,881,909	$—	$—	$—	$—		$30,881,909	$—
Preferred Stocks	5,323,688	—	—	—	—		5,323,688	—
Repurchase Agreements	—	—	14,458,000	—	—		14,458,000	—
Swap Agreements	—	—	—	(218,054)	—		—	(218,054)
Total	$36,205,597	$—	$14,458,000	$(218,054)	$—		$50,663,597	$(218,054)
UltraLatin America ProFund
Common Stocks	$16,945,362	$—	$—	$—	$—		$16,945,362	$—
Preferred Stocks	5,567,705	—	—	—	—		5,567,705	—
Repurchase Agreements	—	—	9,193,000	—	—		9,193,000	—
Swap Agreements	—	—	—	24,598	—		—	24,598
Total	$22,513,067	$—	$9,193,000	$24,598	$—		$31,706,067	$24,598
UltraChina ProFund
Common Stocks	$14,758,023	$—	$—	$—	$—	**	$14,758,023	$—
Repurchase Agreements	—	—	5,760,000	—	—		5,760,000	—
Swap Agreements	—	—	—	67,286	—		—	67,286
Total	$14,758,023	$—	$5,760,000	$67,286	$—	**	$20,518,023	$67,286
UltraJapan ProFund
Repurchase Agreements	$—	$—	$10,507,000	$—	$—		$10,507,000	$—
Futures Contracts	—	993,171	—	—	—		—	993,171
Swap Agreements	—	—	—	(41,591)	—		—	(41,591)
Total	$—	$993,171	$10,507,000	$(41,591)	$—		$10,507,000	$951,580

220 :: Notes to Financial Statements

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs	Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Investment Securities	Other Financial Instruments^
Bear ProFund
Repurchase Agreements	$—	$—	$60,512,000	$—	$—	$60,512,000	$—
Futures Contracts	—	(70,374)	—	—	—	—	(70,374)
Swap Agreements	—	—	—	483,467	—	—	483,467
Total	$—	$(70,374)	$60,512,000	$483,467	$—	$60,512,000	$413,093
Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$8,294,000	$—	$—	$8,294,000	$—
Futures Contracts	—	(3,815)	—	—	—	—	(3,815)
Swap Agreements	—	—	—	31,845	—	—	31,845
Total	$—	$(3,815)	$8,294,000	$31,845	$—	$8,294,000	$28,030
Short NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$5,363,000	$—	$—	$5,363,000	$—
Futures Contracts	—	(48,151)	—	—	—	—	(48,151)
Swap Agreements	—	—	—	6,345	—	—	6,345
Total	$—	$(48,151)	$5,363,000	$6,345	$—	$5,363,000	$(41,806)
UltraBear ProFund
Repurchase Agreements	$—	$—	$47,100,000	$—	$—	$47,100,000	$—
Futures Contracts	—	191,050	—	—	—	—	191,050
Swap Agreements	—	—	—	763,281	—	—	763,281
Total	$—	$191,050	$47,100,000	$763,281	$—	$47,100,000	$954,331
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$6,483,000	$—	$—	$6,483,000	$—
Futures Contracts	—	21,164	—	—	—	—	21,164
Swap Agreements	—	—	—	77,746	—	—	77,746
Total	$—	$21,164	$6,483,000	$77,746	$—	$6,483,000	$98,910
UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$14,112,000	$—	$—	$14,112,000	$—
Futures Contracts	—	(10,173)	—	—	—	—	(10,173)
Swap Agreements	—	—	—	115,515	—	—	115,515
Total	$—	$(10,173)	$14,112,000	$115,515	$—	$14,112,000	$105,342
UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$11,584,000	$—	$—	$11,584,000	$—
Futures Contracts	—	11,360	—	—	—	—	11,360
Swap Agreements	—	—	—	283,241	—	—	283,241
Total	$—	$11,360	$11,584,000	$283,241	$—	$11,584,000	$294,601
UltraShort NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$19,173,000	$—	$—	$19,173,000	$—
Futures Contracts	—	(99,192)	—	—	—	—	(99,192)
Swap Agreements	—	—	—	63,782	—	—	63,782
Total	$—	$(99,192)	$19,173,000	$63,782	$—	$19,173,000	$(35,410)
UltraShort International ProFund
Repurchase Agreements	$—	$—	$14,076,000	$—	$—	$14,076,000	$—
Swap Agreements	—	—	—	56,459	—	—	56,459
Total	$—	$—	$14,076,000	$56,459	$—	$14,076,000	$56,459
UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$5,811,000	$—	$—	$5,811,000	$—
Swap Agreements	—	—	—	46,577	—	—	46,577
Total	$—	$—	$5,811,000	$46,577	$—	$5,811,000	$46,577

Notes to Financial Statements :: 221

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs	Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Investment Securities	Other Financial Instruments^
UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$3,410,000	$—	$—	$3,410,000	$—
Swap Agreements	—	—	—	(3,313)	—	—	(3,313)
Total	$—	$—	$3,410,000	$(3,313)	$—	$3,410,000	$(3,313)
UltraShort China ProFund
Repurchase Agreements	$—	$—	$3,368,000	$—	$—	$3,368,000	$—
Swap Agreements	—	—	—	(22,718)	—	—	(22,718)
Total	$—	$—	$3,368,000	$(22,718)	$—	$3,368,000	$(22,718)
UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$1,321,000	$—	$—	$1,321,000	$—
Futures Contracts	—	78,663	—	—	—	—	78,663
Swap Agreements	—	—	—	4,812	—	—	4,812
Total	$—	$78,663	$1,321,000	$4,812	$—	$1,321,000	$83,475
Banks UltraSector ProFund
Common Stocks	$9,655,296	$—	$—	$—	$—	$9,655,296	$—
Repurchase Agreements	—	—	5,896,000	—	—	5,896,000	—
Swap Agreements	—	—	—	(507,771)	—	—	(507,771)
Total	$9,655,296	$—	$5,896,000	$(507,771)	$—	$15,551,296	$(507,771)
Basic Materials UltraSector ProFund
Common Stocks	$20,150,677	$—	$—	$—	$—	$20,150,677	$—
Repurchase Agreements	—	—	10,223,000	—	—	10,223,000	—
Swap Agreements	—	—	—	(1,128,930)	—	—	(1,128,930)
Total	$20,150,677	$—	$10,223,000	$(1,128,930)	$—	$30,373,677	$(1,128,930)
Biotechnology UltraSector ProFund
Common Stocks	$6,411,393	$—	$—	$—	$—	$6,411,393	$—
Repurchase Agreements	—	—	4,513,000	—	—	4,513,000	—
Swap Agreements	—	—	—	(238,464)	—	—	(238,464)
Total	$6,411,393	$—	$4,513,000	$(238,464)	$—	$10,924,393	$(238,464)
Consumer Goods UltraSector ProFund
Common Stocks	$1,608,335	$—	$—	$—	$—	$1,608,335	$—
Repurchase Agreements	—	—	1,029,000	—	—	1,029,000	—
Swap Agreements	—	—	—	(59,380)	—	—	(59,380)
Total	$1,608,335	$—	$1,029,000	$(59,380)	$—	$2,637,335	$(59,380)
Consumer Services UltraSector ProFund
Common Stocks	$2,785,955	$—	$—	$—	$—	$2,785,955	$—
Repurchase Agreements	—	—	1,548,000	—	—	1,548,000	—
Swap Agreements	—	—	—	(109,921)	—	—	(109,921)
Total	$2,785,955	$—	$1,548,000	$(109,921)	$—	$4,333,955	$(109,921)
Financials UltraSector ProFund
Common Stocks	$4,963,870	$—	$—	$—	$—	$4,963,870	$—
Rights/Warrants	9	—	—	—	—	9	—
Repurchase Agreements	—	—	4,146,000	—	—	4,146,000	—
Swap Agreements	—	—	—	(351,300)	—	—	(351,300)
Total	$4,963,879	$—	$4,146,000	$(351,300)	$—	$9,109,879	$(351,300)
222 :: Notes to Financial Statements

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities		Investment Securities	Other Financial Instruments^
Health Care UltraSector ProFund
Common Stocks	$7,550,600	$—	$—	$—	$—		$7,550,600	$—
Repurchase Agreements	—	—	4,954,000	—	—		4,954,000	—
Swap Agreements	—	—	—	(454,591)	—		—	(454,591)
Total	$7,550,600	$—	$4,954,000	$(454,591)	$—		$12,504,600	$(454,591)
Industrials UltraSector ProFund
Common Stocks	$4,933,283	$—	$—	$—	$—		$4,933,283	$—
Repurchase Agreements	—	—	3,733,000	—	—		3,733,000	—
Swap Agreements	—	—	—	(519,746)	—		—	(519,746)
Total	$4,933,283	$—	$3,733,000	$(519,746)	$—		$8,666,283	$(519,746)
Internet UltraSector ProFund
Common Stocks	$25,921,237	$—	$—	$—	$—		$25,921,237	$—
Repurchase Agreements	—	—	12,771,000	—	—		12,771,000	—
Swap Agreements	—	—	—	(1,490,686)	—		—	(1,490,686)
Total	$25,921,237	$—	$12,771,000	$(1,490,686)	$—		$38,692,237	$(1,490,686)
Mobile Telecommunications UltraSector ProFund
Common Stocks	$1,903,374	$—	$—	$—	$—		$1,903,374	$—
Repurchase Agreements	—	—	1,707,000	—	—		1,707,000	—
Swap Agreements	—	—	—	(158,529)	—		—	(158,529)
Total	$1,903,374	$—	$1,707,000	$(158,529)	$—		$3,610,374	$(158,529)
Oil & Gas UltraSector ProFund
Common Stocks	$62,627,830	$—	$—	$—	$—	*	$62,627,830	$—
Repurchase Agreements	—	—	32,552,000	—	—		32,552,000	—
Swap Agreements	—	—	—	(3,299,369)	—		—	(3,299,369)
Total	$62,627,830	$—	$32,552,000	$(3,299,369)	$—	*	$95,179,830	$(3,299,369)
Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	$32,751,148	$—	$—	$—	$—		$32,751,148	$—
Repurchase Agreements	—	—	17,232,000	—	—		17,232,000	—
Swap Agreements	—	—	—	(1,176,554)	—		—	(1,176,554)
Total	$32,751,148	$—	$17,232,000	$(1,176,554)	$—		$49,983,148	$(1,176,554)
Pharmaceuticals UltraSector ProFund
Common Stocks	$4,744,107	$—	$—	$—	$—		$4,744,107	$—
Repurchase Agreements	—	—	2,092,000	—	—		2,092,000	—
Swap Agreements	—	—	—	(169,612)	—		—	(169,612)
Total	$4,744,107	$—	$2,092,000	$(169,612)	$—		$6,836,107	$(169,612)
Precious Metals UltraSector ProFund
Repurchase Agreements	$—	$—	$70,957,000	$—	$—		$70,957,000	$—
Swap Agreements	—	—	—	(6,029,056)	—		—	(6,029,056)
Total	$—	$—	$70,957,000	$(6,029,056)	$—		$70,957,000	$(6,029,056)
Real Estate UltraSector ProFund
Common Stocks	$26,175,950	$—	$—	$—	$—		$26,175,950	$—
Repurchase Agreements	—	—	11,776,000	—	—		11,776,000	—
Swap Agreements	—	—	—	(1,014,900)	—		—	(1,014,900)
Total	$26,175,950	$—	$11,776,000	$(1,014,900)	$—		$37,951,950	$(1,014,900)

Notes to Financial Statements :: 223

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs	Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Investment Securities	Other Financial Instruments^
Semiconductor UltraSector ProFund
Common Stocks	$3,256,872	$—	$—	$—	$—	$3,256,872	$—
Repurchase Agreements	—	—	1,501,000	—	—	1,501,000	—
Swap Agreements	—	—	—	(143,811)	—	—	(143,811)
Total	$3,256,872	$—	$1,501,000	$(143,811)	$—	$4,757,872	$(143,811)
Technology UltraSector ProFund
Common Stocks	$6,923,831	$—	$—	$—	$—	$6,923,831	$—
Repurchase Agreements	—	—	6,026,000	—	—	6,026,000	—
Swap Agreements	—	—	—	(429,956)	—	—	(429,956)
Total	$6,923,831	$—	$6,026,000	$(429,956)	$—	$12,949,831	$(429,956)
Telecommunications UltraSector ProFund
Common Stocks	$1,439,507	$—	$—	$—	$—	$1,439,507	$—
Repurchase Agreements	—	—	1,140,000	—	—	1,140,000	—
Swap Agreements	—	—	—	(67,615)	—	—	(67,615)
Total	$1,439,507	$—	$1,140,000	$(67,615)	$—	$2,579,507	$(67,615)
Utilities UltraSector ProFund
Common Stocks	$13,011,536	$—	$—	$—	$—	$13,011,536	$—
Repurchase Agreements	—	—	8,209,000	—	—	8,209,000	—
Swap Agreements	—	—	—	(439,694)	—	—	(439,694)
Total	$13,011,536	$—	$8,209,000	$(439,694)	$—	$21,220,536	$(439,694)
Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$1,334,000	$—	$—	$1,334,000	$—
Swap Agreements	—	—	—	71,478	—	—	71,478
Total	$—	$—	$1,334,000	$71,478	$—	$1,334,000	$71,478
Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$9,966,000	$—	$—	$9,966,000	$—
Swap Agreements	—	—	—	565,124	—	—	565,124
Total	$—	$—	$9,966,000	$565,124	$—	$9,966,000	$565,124
Short Real Estate ProFund
Repurchase Agreements	$—	$—	$4,155,000	$—	$—	$4,155,000	$—
Swap Agreements	—	—	—	122,379	—	—	122,379
Total	$—	$—	$4,155,000	$122,379	$—	$4,155,000	$122,379
U.S. Government Plus ProFund
U.S. Treasury Obligations	$—	$—	$10,497,688	$—	$—	$10,497,688	$—
Repurchase Agreements	—	—	48,961,000	—	—	48,961,000	—
Swap Agreements	—	—	—	1,524,845	—	—	1,524,845
Total	$—	$—	$59,458,688	$1,524,845	$—	$59,458,688	$1,524,845
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$51,703,000	$—	$—	$51,703,000	$—
Futures Contracts	—	(54,980)	—	—	—	—	(54,980)
Swap Agreements	—	—	—	(1,768,038)	—	—	(1,768,038)
Total	$—	$(54,980)	$51,703,000	$(1,768,038)	$—	$51,703,000	$(1,823,018)
Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$246,703,000	$—	$—	$246,703,000	$—
Swap Agreements	—	—	—	(13,624,456)	—	—	(13,624,456)
Total	$—	$—	$246,703,000	$(13,624,456)	$—	$246,703,000	$(13,624,456)

224 :: Notes to Financial Statements

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs	Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Investment Securities	Other Financial Instruments^
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$54,306,000	$—	$—	$54,306,000	$—
Futures Contracts	—	(61,562)	—	—	—	—	(61,562)
Forward Currency Contracts	—	—	—	(1,950,147)	—	—	(1,950,147)
Total	$—	$(61,562)	$54,306,000	$(1,950,147)	$—	$54,306,000	$(2,011,709)
Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$17,326,000	$—	$—	$17,326,000	$—
Futures Contracts	—	40,859	—	—	—	—	40,859
Forward Currency Contracts	—	—	—	145,041	—	—	145,041
Total	$—	$40,859	$17,326,000	$145,041	$—	$17,326,000	$185,900

^  Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*  Securities issued in connection with a pending litigation settlement and were fair valued at $0. The security held in Mid-Cap ProFund, Mid-Cap Growth ProFund and UltraMid-Cap ProFund is categorized as Retail and the security held in Oil & Gas UltraSector ProFund is categorized as Pipelines.

**  Security was fair valued at $0 in good faith pursuant to procedures approved by the Board of Trustees as of July 31, 2011 and is categorized as Software.

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of July 31, 2011 from the valuation input levels used on July 31, 2010.

4. Fees and Transactions with Affiliates

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund. The NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50% of the average daily net assets of each respective ProFund.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual Fund: 0.025% of the ProFund's daily net asset value from $500 million to $1 billion, 0.05% of the ProFund's daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. ("Citi"), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust and Access One Trust's aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds for which it receives additional fees. As transfer agent for the ProFunds, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds, Citi receives an annual fee based on the Trust's and Access One Trust's aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor.

Under a Distribution and Shareholder Services Plan (the "Plan") adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors ("Authorized Firms") and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. Deutsche Investment Management Americas, Inc. ("DIMA") is the investment advisor to the Cash Management Portfolio in which the Money Market ProFund, another portfolio in the Trust, invests its assets. DIMA has committed to provide ProFunds Distributors, Inc. with additional resources to enhance the visibility and distribution of the Money Market ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the Money Market ProFund.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as "Service fees."

Notes to Financial Statements :: 225

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as "Administrative services fees."

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. Prior to January 1, 2011, the Trust, together with the affiliated Trusts, paid each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees also received $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Effective January 1, 2011, the Trust, together with the affiliated Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees will also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the year ended July 31, 2011, actual Trustee compensation was $382,877 in aggregate from the Trust and affiliated Trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as "Compliance services fees."

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses as follows:

	For the Period December 1, 2010 through November 30, 2011		For the Period December 1, 2009 through November 30, 2010
	Investor Class	Service Class	Investor Class	Service Class
Bull ProFund	1.95%	2.95%	1.73%	2.73%
Mid-Cap ProFund	1.73%	2.73%	1.73%	2.73%
Small-Cap ProFund	1.73%	2.73%	1.73%	2.73%
NASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Value ProFund	1.73%	2.73%	1.73%	2.73%
Large-Cap Growth ProFund	1.73%	2.73%	1.73%	2.73%
Mid-Cap Value ProFund	1.73%	2.73%	1.73%	2.73%
Mid-Cap Growth ProFund	1.73%	2.73%	1.95%	2.95%
Small-Cap Value ProFund	1.73%	2.73%	1.73%	2.73%
Small-Cap Growth ProFund	1.73%	2.73%	1.73%	2.73%
Europe 30 ProFund	1.73%	2.73%	1.73%	2.73%
UltraBull ProFund	1.95%	2.95%	1.95%	2.95%
UltraMid-Cap ProFund	1.95%	2.95%	1.73%	2.73%
UltraSmall-Cap ProFund	1.73%	2.73%	1.73%	2.73%
UltraDow 30 ProFund	1.73%	2.73%	1.73%	2.73%
UltraNASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraInternational ProFund	1.73%	2.73%	1.73%	2.73%
UltraEmerging Markets ProFund	1.95%	2.95%	1.95%	2.95%
UltraLatin America ProFund	1.95%	2.95%	1.73%	2.73%
UltraChina ProFund	1.73%	2.73%	1.73%	2.73%
UltraJapan ProFund	1.73%	2.73%	1.73%	2.73%
Bear ProFund	1.95%	2.95%	1.95%	2.95%
Short Small-Cap ProFund	1.73%	2.73%	1.73%	2.73%
Short NASDAQ-100 ProFund	1.73%	2.73%	1.73%	2.73%
UltraBear ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort Mid-Cap ProFund	1.73%	2.73%	1.73%	2.73%
UltraShort Small-Cap ProFund	1.73%	2.73%	1.73%	2.73%
UltraShort Dow 30 ProFund	1.73%	2.73%	1.73%	2.73%
UltraShort NASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort International ProFund	1.73%	2.73%	1.95%	2.95%
UltraShort Emerging Markets ProFund	1.73%	2.73%	1.73%	2.73%
UltraShort Latin America ProFund	1.73%	2.73%	1.73%	2.73%
UltraShort China ProFund	1.73%	2.73%	1.73%	2.73%
UltraShort Japan ProFund	1.73%	2.73%	1.73%	2.73%
Banks UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Basic Materials UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Biotechnology UltraSector ProFund	1.73%	2.73%	1.95%	2.95%
Consumer Goods UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Consumer Services UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Financials UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Health Care UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Industrials UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Internet UltraSector ProFund	1.73%	2.73%	1.73%	2.73%

226 :: Notes to Financial Statements

	For the Period December 1, 2010 through November 30, 2011		For the Period December 1, 2009 through November 30, 2010
	Investor Class	Service Class	Investor Class	Service Class
Mobile Telecommunications UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Oil & Gas UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Oil Equipment, Services & Distribution UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Pharmaceuticals UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Precious Metals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Real Estate UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Semiconductor UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Technology UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Telecommunications UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Utilities UltraSector ProFund	1.73%	2.73%	1.73%	2.73%
Short Oil & Gas ProFund	1.73%	2.73%	1.73%	2.73%
Short Precious Metals ProFund	1.73%	2.73%	1.73%	2.73%
Short Real Estate ProFund	1.73%	2.73%	1.95%	2.95%
U.S. Government Plus ProFund	1.70%	2.70%	1.70%	2.70%
Rising Rates Opportunity 10 ProFund	1.95%	2.95%	1.95%	2.95%
Rising Rates Opportunity ProFund	1.95%	2.95%	1.95%	2.95%
Rising U.S. Dollar ProFund	1.95%	2.95%	1.95%	2.95%
Falling U.S. Dollar ProFund	1.95%	2.95%	1.73%	2.73%

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statements of Operations as "Recoupment of prior expenses reduced by the Advisor." As of July 31, 2011, the recoupments that may potentially be made by the ProFunds are as follows:

	Expires 11/30/11	Expires 11/30/12	Expires 11/30/13	Expires 11/30/14	Total
Mid-Cap ProFund	$41,798	$40,464	$—	$—	$82,262
Small-Cap ProFund	47,048	118,183	30,321	14,077	209,629
Large-Cap Value ProFund	—	36,964	66,001	10,102	113,067
Large-Cap Growth ProFund	—	—	41,326	11,139	52,465
Mid-Cap Value ProFund	—	2,424	67,441	5,120	74,985
Mid-Cap Growth ProFund	—	—	1,888	2,589	4,477
Small-Cap Value ProFund	74,794	103,126	52,358	18,340	248,618
Small-Cap Growth ProFund	67,469	64,891	33,665	5,811	171,836
Europe 30 ProFund	4,488	—	4,218	—	8,706
UltraSmall-Cap ProFund	—	—	1,433	—	1,433
UltraDow 30 ProFund	—	—	17,109	—	17,109
UltraInternational ProFund	—	—	35,168	—	35,168
UltraChina ProFund	12,244	—	23,269	28,029	63,542
UltraJapan ProFund	—	—	44,001	15,906	59,907
Short Small-Cap ProFund	—	150	63,317	—	63,467
Short NASDAQ-100 ProFund	—	19,211	24,635	18,255	62,101
UltraShort Mid-Cap ProFund	20,787	—	34,716	18,618	74,121
UltraShort Small-Cap ProFund	—	—	165,777	29,347	195,124
UltraShort Dow 30 ProFund	—	—	17,559	19,554	37,113
UltraShort International ProFund	—	2,570	—	—	2,570
UltraShort Emerging Markets ProFund	—	26,533	35,416	—	61,949
UltraShort Latin America ProFund	20,283	29,292	42,067	22,671	114,313
UltraShort China ProFund	21,291	46,350	50,301	13,412	131,354
UltraShort Japan ProFund	28,677	45,286	45,382	21,711	141,056
Banks UltraSector ProFund	40,263	39,002	35,989	12,043	127,297
Basic Materials UltraSector ProFund	—	—	4,624	—	4,624
Biotechnology UltraSector ProFund	18,779	—	—	9,674	28,453
Consumer Goods UltraSector ProFund	52,141	48,571	37,500	24,813	163,025
Consumer Services UltraSector ProFund	46,132	39,608	45,513	25,065	156,318
Financials UltraSector ProFund	66,612	58,931	44,138	19,609	189,290
Health Care UltraSector ProFund	45,511	59,721	45,637	15,277	166,146
Industrials UltraSector ProFund	62,886	43,975	61,163	1,973	169,997
Mobile Telecommunications UltraSector ProFund	33,000	34,358	34,265	24,041	125,664

Notes to Financial Statements :: 227

	Expires 11/30/11	Expires 11/30/12	Expires 11/30/13	Expires 11/30/14	Total
Oil Equipment, Services & Distribution UltraSector ProFund	$5,380	$—	$22,864	$—	$28,244
Pharmaceuticals UltraSector ProFund	37,807	38,519	40,049	13,313	129,688
Real Estate UltraSector ProFund	—	32,192	24,549	6,959	63,700
Semiconductor UltraSector ProFund	37,962	34,399	32,260	15,819	120,440
Technology UltraSector ProFund	47,823	62,874	42,223	—	152,920
Telecommunications UltraSector ProFund	10,873	38,344	33,541	19,868	102,626
Utilities UltraSector ProFund	—	9,950	36,769	12,606	59,325
Short Oil & Gas ProFund	37,029	32,544	39,003	20,164	128,740
Short Precious Metals ProFund	—	—	19,271	24,459	43,730
Short Real Estate ProFund	—	—	—	10,087	10,087
Rising U.S. Dollar ProFund	36,302	47,533	—	—	83,835
Falling U.S. Dollar ProFund	—	—	15,283	—	15,283

During the year ended July 31, 2011, the Advisor voluntarily contributed capital of $21,475 and $27,068 in the Small-Cap Value ProFund and Small-Cap Growth ProFund, respectively, due to corrections of investment transactions. The impact to the net asset value and total return is disclosed in the Financial Highlights of the respective ProFund.

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2011 were as follows:

	Purchases	Sales
Bull ProFund	$4,382,891	$18,395,522
Mid-Cap ProFund	3,383,373	1,553,799
Small-Cap ProFund	3,730,464	4,941,042
NASDAQ-100 ProFund	4,340,350	4,383,439
Large-Cap Value ProFund	126,388,722	125,405,381
Large-Cap Growth ProFund	103,892,903	78,172,442
Mid-Cap Value ProFund	143,028,402	142,078,881
Mid-Cap Growth ProFund	132,781,076	117,120,849
Small-Cap Value ProFund	137,474,368	137,734,072
Small-Cap Growth ProFund	147,559,987	160,154,786
Europe 30 ProFund	234,034,939	234,442,171
UltraBull ProFund	202,214,996	249,658,912
UltraMid-Cap ProFund	15,782,805	16,621,576
UltraSmall-Cap ProFund	6,948,902	7,936,088
UltraNASDAQ-100 ProFund	21,402,654	31,580,710
UltraEmerging Markets ProFund	63,071,235	78,682,731
UltraLatin America ProFund	30,661,748	48,015,862
UltraChina ProFund	44,097,777	45,237,862
Banks UltraSector ProFund	55,442,946	50,270,678
Basic Materials UltraSector ProFund	41,134,799	43,580,891
Biotechnology UltraSector ProFund	23,037,412	21,996,311
Consumer Goods UltraSector ProFund	16,279,162	17,129,519
Consumer Services UltraSector ProFund	10,795,693	10,553,156
Financials UltraSector ProFund	34,423,785	37,119,798
Health Care UltraSector ProFund	39,442,338	34,795,834
Industrials UltraSector ProFund	51,647,928	50,567,410
Internet UltraSector ProFund	49,807,569	38,001,683
Mobile Telecommunications UltraSector ProFund	13,362,796	14,051,237
Oil & Gas UltraSector ProFund	94,697,343	73,710,417
Oil Equipment, Services & Distribution UltraSector ProFund	70,939,057	55,395,465
Pharmaceuticals UltraSector ProFund	14,063,984	10,734,862
Real Estate UltraSector ProFund	47,572,281	42,764,736
Semiconductor UltraSector ProFund	61,107,462	67,675,962
Technology UltraSector ProFund	22,253,546	23,665,461
Telecommunications UltraSector ProFund	11,765,257	12,220,692
Utilities UltraSector ProFund	56,867,899	56,272,803

228 :: Notes to Financial Statements

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2011 were as follows:

	Purchases	Sales
Bull ProFund	$6,716,029	$6,697,943
Mid-Cap ProFund	5,346,799	5,332,401
Small-Cap ProFund	4,816,323	4,803,353
NASDAQ-100 ProFund	6,033,416	6,017,168
UltraBull ProFund	13,423,049	13,386,902
UltraMid-Cap ProFund	8,848,943	8,825,114
UltraSmall-Cap ProFund	10,211,166	10,183,668
UltraNASDAQ-100 ProFund	5,953,344	5,937,312
UltraInternational ProFund	5,313,770	5,299,460
UltraJapan ProFund	3,309,971	3,301,058
Bear ProFund	7,463,700	7,443,601
Short NASDAQ-100 ProFund	6,499,834	6,482,331
UltraBear ProFund	4,881,382	4,868,237
UltraShort Small-Cap ProFund	4,025,614	4,014,773
UltraShort NASDAQ-100 ProFund	3,086,771	3,078,458
Precious Metals UltraSector ProFund	12,165,921	12,133,159
U.S. Government Plus ProFund	2,051,124,353	2,072,007,524
Rising Rates Opportunity 10 ProFund	14,350,882	14,312,236
Rising Rates Opportunity ProFund	72,354,948	72,160,104
Rising U.S. Dollar ProFund	27,348,549	27,274,902

6. Investment Risks

Active Investor Risk

The ProFunds permit frequent purchases and exchanges without restriction, which could increase transaction costs. In addition, large movements of assets into and out of a ProFund may have a negative impact on the ProFund's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund's expense ratio may vary from current estimates or the historical ratio disclosed in this report.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund will be more susceptible to risks associated with that concentration than a ProFund that is more diversified. With respect to the UltraSector ProFunds, a ProFund may have significant exposure to an individual company that constitutes a significant portion of that ProFund's benchmark. Such a ProFund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the benchmark. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund.The Schedules of Portfolio Investments include information on each ProFund's holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. A number of factors may adversely affect a ProFund's correlation with its benchmark, including fees, expenses, transaction costs, costs and risks associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities or financial instruments not included in the benchmark. A ProFund may be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or under-exposed to its benchmark. Activities surrounding periodic benchmark reconstitutions and other benchmark rebalancing or reconstitution events may hinder the ProFunds' ability to meet their daily investment objective on that day. Each ProFund seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund's daily investment objective.

Certain ProFunds are "geared" funds in the sense that they have investment objectives to match a multiple, the inverse or a multiple of the inverse of the performance of a benchmark on a given day. These ProFunds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a ProFund to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the fund objective, as applicable, before accounting for fees and fund expenses. As a result of compounding, geared ProFunds are unlikely to provide a simple multiple (e.g., 1.5x, -1x, -1.25x, 2x, or -2x) of an index's return over periods longer than one day. A "single day" is measured from the time a ProFund calculates its net asset value ("NAV") to the time of the ProFund's next NAV calculation.

Notes to Financial Statements :: 229

Counterparty Risk

The ProFunds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds. The ProFunds structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds have sought to mitigate these risks by generally requiring that the counterparties post collateral for the benefit of each ProFund, marked to market daily, in an amount approximately equal to the amount that the counterparty owes the ProFund, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFunds will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.The ProFunds enter into swap agreements and forward contracts with counterparties that the Advisor has determined to be large, well capitalized and well established financial institutions.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment's value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage. While only certain ProFunds employ leverage to the extent that the ProFunds' exposure to the markets exceed the net assets of the ProFund, all of the ProFunds may use leveraged investment techniques to achieve their investment objectives.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

7. Federal Income Tax Information

As of the latest tax year ended for each ProFund, as noted below, the following ProFunds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

	Expires 2011	Expires 2012	Expires 2013	Expires 2014	Expires 2015	Expires 2016	Expires 2017	Expires 2018	Total
December 31 tax year end ProFunds
Bull ProFund	$11,709,295	$5,754,932	$—	$—	$—	$7,254,455	$32,813,603	$—	$57,532,285
Europe 30 ProFund	—	—	—	—	—	2,424,273	1,126,888	5,293,628	8,844,789
UltraBull ProFund	—	—	—	—	—	72,977,556	21,680,120	—	94,657,676
UltraNASDAQ-100 ProFund	100,222,717	—	26,502,881	46,825,810	14,838,793	229,553,000	—	—	417,943,201
UltraJapan ProFund	—	—	—	28,858,476	19,441,046	58,133,440	—	4,395,355	110,828,317
Bear ProFund	—	—	—	—	—	—	29,734,887	27,224,744	56,959,631
UltraBear ProFund	—	—	—	9,327,306	28,548,861	—	95,770,801	45,770,369	179,417,337
UltraShort NASDAQ-100 ProFund	91,148,174	54,766,192	21,312,254	40,417,926	54,052,522	—	56,065,314	24,229,670	341,992,052
October 31 tax year end ProFunds
Mid-Cap ProFund	—	—	—	—	—	471,283	—	360,986	832,269
Small-Cap ProFund	—	—	—	—	—	10,552,789	18,202,318	—	28,755,107
Large-Cap Growth ProFund	—	—	—	—	—	4,577,181	15,846	—	4,593,027
Mid-Cap Value ProFund	—	—	—	—	—	955,878	1,865,221	424,465	3,245,564
Mid-Cap Growth ProFund	—	—	—	—	—	15,511,013	834,343	—	16,345,356
Small-Cap Value ProFund	—	—	—	—	—	—	32,068,946	—	32,068,946
Small-Cap Growth ProFund	—	—	—	—	—	839,241	4,950,338	1,020,537	6,810,116
UltraMid-Cap ProFund	—	—	—	—	—	23,535,374	—	—	23,535,374
UltraSmall-Cap ProFund	—	—	—	—	—	48,234,366	8,639,927	—	56,874,293
UltraDow 30 ProFund	—	—	—	—	—	19,467,122	2,433,764	—	21,900,886
UltraInternational ProFund	—	—	—	—	—	22,084,405	—	2,004,576	24,088,981
UltraEmerging Markets ProFund	—	—	—	—	—	229,807,828	—	9,632,452	239,440,280
UltraLatin America ProFund	—	—	—	—	—	9,924,673	—	5,526,655	15,451,328
Short Small-Cap ProFund	11,229,869	13,609,742	5,119,102	12,406,054	4,131,511	—	14,298,494	15,009,115	75,803,887
Short NASDAQ-100 ProFund	8,928,878	11,685,825	2,037,409	2,959,743	4,938,350	—	3,058,900	6,257,362	39,866,467
UltraShort Mid-Cap ProFund	—	—	—	—	3,559,632	—	12,184,360	3,530,168	19,274,160
UltraShort Small-Cap ProFund	—	—	—	16,741,157	49,600,274	—	19,004,455	22,897,260	108,243,146
UltraShort Dow 30 ProFund	—	—	—	—	—	—	6,222,658	3,456,512	9,679,170

230 :: Notes to Financial Statements

	Expires 2011	Expires 2012	Expires 2013	Expires 2014	Expires 2015	Expires 2016	Expires 2017	Expires 2018	Total
UltraShort International ProFund	$—	$—	$—	$—	$13,157,329	$—	$32,455,983	$6,213,490	$51,826,802
UltraShort Emerging Markets ProFund	—	—	—	—	53,150,579	—	33,278,400	8,202,601	94,631,580
UltraShort Latin America ProFund	—	—	—	—	—	—	13,609,532	5,432,825	19,042,357
UltraShort China ProFund	—	—	—	—	—	—	4,316,750	2,251,078	6,567,828
UltraShort Japan ProFund	—	—	—	—	—	—	—	799,099	799,099
Banks UltraSector ProFund	—	—	—	—	—	7,150,215	—	3,645,756	10,795,971
Basic Materials UltraSector ProFund	—	—	2,434,151	456,160	—	30,847,431	5,602,518	2,208,187	41,548,447
Biotechnology UltraSector ProFund	663,988	1,378,292	—	2,533,950	—	8,092,040	4,312,642	1,904,456	18,885,368
Consumer Goods UltraSector ProFund	—	—	—	—	—	2,200,364	—	44,864	2,245,228
Consumer Services UltraSector ProFund	—	—	—	—	—	1,047,516	—	434,418	1,481,934
Financials UltraSector ProFund	868,632	1,141,098	246,857	—	—	9,037,971	3,105,413	2,990,547	17,390,518
Health Care UltraSector ProFund	577,068	938,752	—	—	—	5,294,163	—	57,287	6,867,270
Industrials UltraSector ProFund	—	2,824,898	—	—	597,830	2,924,822	—	330,164	6,677,714
Mobile Telecommunications UltraSector ProFund	—	—	—	273,931	3,305,705	4,336,772	2,674,292	2,009,584	12,600,284
Oil & Gas UltraSector ProFund	—	—	—	—	—	25,513,595	547,317	—	26,060,912
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	—	—	—	20,386,668	—	2,172,937	22,559,605
Pharmaceuticals UltraSector ProFund	2,203,059	1,307,698	481,679	—	1,440,695	899,662	294,619	—	6,627,412
Precious Metals UltraSector ProFund	—	—	—	—	—	57,622,868	—	—	57,622,868
Real Estate UltraSector ProFund	—	299,141	—	—	7,146,925	14,262,294	2,790,520	—	24,498,880
Semiconductor UltraSector ProFund	—	12,540,443	3,424,745	8,625,195	33,063	4,305,713	—	669,798	29,598,957
Technology UltraSector ProFund	—	1,316,092	—	503,224	—	7,368,122	—	369,053	9,556,491
Telecommunications UltraSector ProFund	—	—	—	—	—	1,937,503	910,951	—	2,848,454
Utilities UltraSector ProFund	—	—	—	—	—	13,824,896	1,707,442	—	15,532,338
Short Oil & Gas ProFund	—	—	—	1,723,190	4,979,541	—	3,502,898	7,992,827	18,198,456
Short Precious Metals ProFund	—	—	—	—	2,229,646	—	11,647,689	4,821,283	18,698,618
Short Real Estate ProFund	—	—	—	—	—	—	33,669,962	22,825,780	56,495,742
Rising Rates Opportunity 10 ProFund	—	—	—	—	2,018,636	1,694,854	1,558,615	11,518,808	16,790,913
Rising Rates Opportunity ProFund	—	33,930,240	71,359,904	—	16,426,693	21,258,611	5,619,902	56,646,736	205,242,086
Rising U.S. Dollar ProFund	—	—	—	—	—	—	397,660	—	397,660
Falling U.S. Dollar ProFund	—	—	—	—	—	408,559	—	243,456	652,015

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010. The Act makes changes to several tax rules impacting the ProFunds. The provisions of the Act will generally be effective for each ProFund's taxable year ending December 31, 2011 or October 31, 2012, as applicable. The Act allows for capital losses originating in taxable years beginning after December 22, 2010 ("post-enactment capital losses") to be carried forward indefinitely. However, the Act requires any future capital gains to be first offset by post-enactment capital losses before using capital losses incurred in taxable years beginning prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards incurred in taxable years beginning prior to the effective date of the Act have an increased likelihood to expire unused. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

Notes to Financial Statements :: 231

The Act also contains provisions which are intended to reduce the circumstances under which a RIC would distribute amounts in excess of such income and gains or be required to file amended tax reporting information to its shareholders and the Internal Revenue Service. Information regarding any further effect of the Act on the ProFunds, if any, will be contained within the "Federal Income Tax Information" section of the notes to the ProFunds financial statements for the six-month period ending January 31, 2012 for the ProFunds maintaining a taxable year end of December 31st, and in the notes to the ProFunds financial statements for the six-month period ending January 31, 2013 for the ProFunds maintaining a taxable year end of October 31st.

Under current tax law, capital and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. The following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal year ended December 31, 2011:

Post-October Losses
December 31, 2010
Europe 30 ProFund	$777,659
UltraBull ProFund	64,262
Bear ProFund	5,435,347
UltraBear ProFund	8,835,739
UltraShort NASDAQ-100 ProFund	2,977,761

The tax character of dividends paid to shareholders during the applicable tax year ended in 2010, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
October 31, 2010
NASDAQ-100 ProFund	$1,022,620	$—	$1,022,620	$—	$1,022,620
Large-Cap Value ProFund	116,891	—	116,891	—	116,891
Mid-Cap Value ProFund	71,248	—	71,248	—	71,248
UltraMid-Cap ProFund	—	—	—	2,849	2,849
UltraDow 30 ProFund	2,698	—	2,698	—	2,698
UltraLatin America ProFund	168,613	—	168,613	—	168,613
UltraChina ProFund	—	1,207	1,207	—	1,207
Banks UltraSector ProFund	—	—	—	225	225
Basic Materials UltraSector ProFund	—	—	—	3,216	3,216
Consumer Goods UltraSector ProFund	10,942	—	10,942	2,466	13,408
Pharmaceuticals UltraSector ProFund	2,513	—	2,513	—	2,513
Real Estate UltraSector ProFund	168,857	—	168,857	—	168,857
Telecommunications UltraSector ProFund	58,466	—	58,466	—	58,466
Utilities UltraSector ProFund	111,292	—	111,292	—	111,292
U.S. Government Plus ProFund	415,444	—	415,444	—	415,444

The tax character of dividends paid to shareholders during the applicable tax year ended in 2009, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
December 31, 2009
Europe 30 ProFund	$123,385	$—	$123,385	$—	$123,385
October 31, 2009
Small-Cap ProFund	51,756	—	51,756	—	51,756
NASDAQ-100 ProFund	34,122	—	34,122	—	34,122
Large-Cap Value ProFund	284,038	—	284,038	—	284,038
Small-Cap Value ProFund	149,061	20,423	169,484	15,946	185,430
UltraMid-Cap ProFund	9,260	—	9,260	—	9,260
UltraSmall-Cap ProFund	—	—	—	24,938	24,938
UltraDow 30 ProFund	186,037	—	186,037	22,787	208,824
UltraInternational ProFund	120,595	—	120,595	—	120,595
UltraEmerging Markets ProFund	2,046,215	—	2,046,215	—	2,046,215
UltraLatin America ProFund	162,361	—	162,361	—	162,361
UltraChina ProFund	53,712	—	53,712	—	53,712
Short Small-Cap ProFund	95,813	—	95,813	—	95,813
Short NASDAQ-100 ProFund	31,126	—	31,126	—	31,126
UltraShort Mid-Cap ProFund	101,500	—	101,500	—	101,500
UltraShort Small-Cap ProFund	1,360,702	—	1,360,702	—	1,360,702
UltraShort Dow 30 ProFund	—	101,409	101,409	—	101,409
UltraShort International ProFund	207,735	—	207,735	—	207,735

232 :: Notes to Financial Statements

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
UltraShort Emerging Markets ProFund	$274,584	$—	$274,584	$—	$274,584
Banks UltraSector ProFund	314,478	—	314,478	—	314,478
Basic Materials UltraSector ProFund	171,080	—	171,080	56,339	227,419
Consumer Goods UltraSector ProFund	19,497	—	19,497	—	19,497
Financials UltraSector ProFund	152,527	—	152,527	34,998	187,525
Health Care UltraSector ProFund	57,534	—	57,534	—	57,534
Industrials UltraSector ProFund	9,287	—	9,287	—	9,287
Oil & Gas UltraSector ProFund	—	—	—	8,738	8,738
Pharmaceuticals UltraSector ProFund	60,914	—	60,914	2,299	63,213
Precious Metals UltraSector ProFund	785,198	—	785,198	—	785,198
Real Estate UltraSector ProFund	104,001	—	104,001	84,046	188,047
Semiconductor UltraSector ProFund	10,188	—	10,188	—	10,188
Telecommunications UltraSector ProFund	69,363	—	69,363	—	69,363
Utilities UltraSector ProFund	303,233	—	303,233	—	303,233
Short Oil & Gas ProFund	204,028	—	204,028	—	204,028
Short Precious Metals ProFund	96,394	—	96,394	—	96,394
Short Real Estate ProFund	2,180,489	—	2,180,489	—	2,180,489
U.S. Government Plus ProFund	1,132,333	—	1,132,333	21,765	1,154,098
Rising Rates Opportunity 10 ProFund	45,341	—	45,341	—	45,341
Rising Rates Opportunity ProFund	785,689	—	785,689	—	785,689
Rising U.S. Dollar ProFund	—	111,180	111,180	—	111,180
Falling U.S. Dollar ProFund	2,081,035	—	2,081,035	—	2,081,035

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
December 31, 2010
Bull ProFund	$—	$—	$—	$(57,532,285)	$4,517,645	$(53,014,640)
Europe 30 ProFund	123,054	—	—	(9,622,448)	32,503	(9,466,891)
UltraBull ProFund	—	—	—	(94,721,938)	1,916,897	(92,805,041)
UltraNASDAQ-100 ProFund	—	—	—	(417,943,201)	11,880,308	(406,062,893)
UltraJapan ProFund	—	—	—	(110,828,317)	(41,706)	(110,870,023)
Bear ProFund	—	—	—	(62,394,978)	(15,963)	(62,410,941)
UltraBear ProFund	—	—	—	(188,253,076)	(28,259)	(188,281,335)
UltraShort NASDAQ-100 ProFund	—	—	—	(344,969,813)	272,453	(344,697,360)
October 31, 2010
Mid-Cap ProFund	—	—	—	(832,269)	2,118,446	1,286,177
Small-Cap ProFund	—	—	—	(28,755,107)	1,593,437	(27,161,670)
NASDAQ-100 ProFund	1,236,219	183,253	—	—	8,533,215	9,952,687
Large-Cap Value ProFund	—	—	—	—	(206,574)	(206,574)
Large-Cap Growth ProFund	—	—	—	(4,593,027)	2,379,692	(2,213,335)
Mid-Cap Value ProFund	—	—	—	(3,245,564)	511,361	(2,734,203)
Mid-Cap Growth ProFund	—	—	—	(16,345,356)	2,835,503	(13,509,853)
Small-Cap Value ProFund	—	—	—	(32,068,946)	(1,280,830)	(33,349,776)
Small-Cap Growth ProFund	—	—	—	(6,810,116)	1,084,198	(5,725,918)
UltraMid-Cap ProFund	—	—	—	(23,535,374)	4,220,053	(19,315,321)
UltraSmall-Cap ProFund	—	—	—	(56,874,293)	2,853,631	(54,020,662)
UltraDow 30 ProFund	—	—	—	(21,900,886)	1,384,778	(20,516,108)
UltraInternational ProFund	—	—	—	(24,088,981)	246,749	(23,842,232)
UltraEmerging Markets ProFund	—	—	—	(239,440,280)	(437,987)	(239,878,267)
UltraLatin America ProFund	203,142	—	—	(15,451,328)	8,809,956	(6,438,230)
UltraChina ProFund	—	272,077	—	—	4,246,442	4,518,519
Short Small-Cap ProFund	—	—	—	(75,803,887)	7,622	(75,796,265)
Short NASDAQ-100 ProFund	—	—	—	(39,866,467)	5,923	(39,860,544)
UltraShort Mid-Cap ProFund	—	—	—	(19,274,160)	(9,707)	(19,283,867)
UltraShort Small-Cap ProFund	—	—	—	(108,243,146)	46,285	(108,196,861)
UltraShort Dow 30 ProFund	—	—	—	(9,679,170)	10,838	(9,668,332)
UltraShort International ProFund	—	—	—	(51,826,802)	(139,786)	(51,966,588)
UltraShort Emerging Markets ProFund	—	—	—	(94,631,580)	(303,072)	(94,934,652)
UltraShort Latin America ProFund	—	—	—	(19,042,357)	(77,717)	(19,120,074)
UltraShort China ProFund	—	—	—	(6,567,828)	2,680	(6,565,148)

Notes to Financial Statements :: 233

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
UltraShort Japan ProFund	$—	$—	$—	$(799,099)	$279,003	$(520,096)
Banks UltraSector ProFund	—	—	—	(10,795,971)	(2,254,499)	(13,050,470)
Basic Materials UltraSector ProFund	—	—	—	(41,548,447)	(1,350,403)	(42,898,850)
Biotechnology UltraSector ProFund	—	—	—	(18,885,368)	2,378,383	(16,506,985)
Consumer Goods UltraSector ProFund	—	—	—	(2,245,228)	131,181	(2,114,047)
Consumer Services UltraSector ProFund	—	—	—	(1,481,934)	252,500	(1,229,434)
Financials UltraSector ProFund	—	—	—	(17,390,518)	(2,082,943)	(19,473,461)
Health Care UltraSector ProFund	—	—	—	(6,867,270)	337,001	(6,530,269)
Industrials UltraSector ProFund	—	—	—	(6,677,714)	371,853	(6,305,861)
Internet UltraSector ProFund	703,229	631,608	—	—	4,846,537	6,181,374
Mobile Telecommunications UltraSector ProFund	—	—	—	(12,600,284)	(653,676)	(13,253,960)
Oil & Gas UltraSector ProFund	—	—	—	(26,060,912)	13,625,510	(12,435,402)
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	—	(22,559,605)	27,070	(22,532,535)
Pharmaceuticals UltraSector ProFund	20,538	—	—	(6,627,412)	4,321	(6,602,553)
Precious Metals UltraSector ProFund	—	—	—	(57,622,868)	2,309,148	(55,313,720)
Real Estate UltraSector ProFund	—	—	—	(24,498,880)	2,577,359	(21,921,521)
Semiconductor UltraSector ProFund	—	—	—	(29,598,957)	(589,190)	(30,188,147)
Technology UltraSector ProFund	—	—	—	(9,556,491)	1,661,676	(7,894,815)
Telecommunications UltraSector ProFund	104,268	—	—	(2,848,454)	50,452	(2,693,734)
Utilities UltraSector ProFund	110,126	—	—	(15,532,338)	869,240	(14,552,972)
Short Oil & Gas ProFund	—	—	—	(18,198,456)	5,945	(18,192,511)
Short Precious Metals ProFund	—	—	—	(18,698,618)	(250,987)	(18,949,605)
Short Real Estate ProFund	—	—	—	(56,495,742)	314,647	(56,181,095)
U.S. Government Plus ProFund	—	—	(9,029)	—	(4,974,858)	(4,983,887)
Rising Rates Opportunity 10 ProFund	—	—	—	(16,790,913)	977,960	(15,812,953)
Rising Rates Opportunity ProFund	—	—	—	(205,242,086)	14,040,281	(191,201,805)
Rising U.S. Dollar ProFund	—	—	—	(397,660)	—	(397,660)
Falling U.S. Dollar ProFund	—	—	—	(652,015)	—	(652,015)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax years.

At July 31, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$38,184,417	$7,708,385	$(2,897,509)	$4,810,876
Mid-Cap ProFund	31,251,469	3,518,337	(470,238)	3,048,099
Small-Cap ProFund	12,706,883	2,252,333	(544,370)	1,707,963
NASDAQ-100 ProFund	44,668,455	9,192,874	(1,425,138)	7,767,736
Large-Cap Value ProFund	17,022,385	1,431,451	(1,244,562)	186,889
Large-Cap Growth ProFund	33,841,102	4,338,636	(1,775,619)	2,563,017
Mid-Cap Value ProFund	17,610,488	3,479,029	(2,573,263)	905,766
Mid-Cap Growth ProFund	31,147,538	4,625,856	(3,372,566)	1,253,290
Small-Cap Value ProFund	8,499,529	1,953,282	(1,679,071)	274,211
Small-Cap Growth ProFund	24,632,026	5,584,344	(3,535,418)	2,048,926
Europe 30 ProFund	8,316,301	1,225,396	(1,880,899)	(655,503)
UltraBull ProFund	97,965,812	14,076,809	(11,207,731)	2,869,078
UltraMid-Cap ProFund	60,642,402	10,516,677	(4,119,272)	6,397,405
UltraSmall-Cap ProFund	49,897,282	4,469,833	(1,434,921)	3,034,912
UltraDow 30 ProFund	18,697,887	3,259,514	(1,264,891)	1,994,623
UltraNASDAQ-100 ProFund	122,476,700	41,057,781	(33,115,652)	7,942,129
UltraInternational ProFund	24,830,000	—	—	—
UltraEmerging Markets ProFund	50,662,341	8,459,247	(8,457,991)	1,256
UltraLatin America ProFund	28,826,800	9,919,290	(7,040,023)	2,879,267
UltraChina ProFund	17,139,050	5,221,343	(1,842,370)	3,378,973

234 :: Notes to Financial Statements

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
UltraJapan ProFund	$10,507,000	$—	$—	$—
Bear ProFund	60,512,000	—	—	—
Short Small-Cap ProFund	8,294,000	—	—	—
Short NASDAQ-100 ProFund	5,363,000	—	—	—
UltraBear ProFund	47,100,000	—	—	—
UltraShort Mid-Cap ProFund	6,483,000	—	—	—
UltraShort Small-Cap ProFund	14,112,000	—	—	—
UltraShort Dow 30 ProFund	11,584,000	—	—	—
UltraShort NASDAQ-100 ProFund	19,173,000	—	—	—
UltraShort International ProFund	14,076,000	—	—	—
UltraShort Emerging Markets ProFund	5,811,000	—	—	—
UltraShort Latin America ProFund	3,410,000	—	—	—
UltraShort China ProFund	3,368,000	—	—	—
UltraShort Japan ProFund	1,321,000	—	—	—
Banks UltraSector ProFund	17,493,083	3,154,448	(5,096,235)	(1,941,787)
Basic Materials UltraSector ProFund	28,620,771	12,396,731	(10,643,825)	1,752,906
Biotechnology UltraSector ProFund	8,907,875	3,170,026	(1,153,508)	2,016,518
Consumer Goods UltraSector ProFund	2,421,511	298,209	(82,385)	215,824
Consumer Services UltraSector ProFund	3,928,240	786,825	(381,110)	405,715
Financials UltraSector ProFund	10,975,912	2,100,963	(3,966,996)	(1,866,033)
Health Care UltraSector ProFund	12,286,443	1,126,732	(908,575)	218,157
Industrials UltraSector ProFund	8,116,835	1,103,362	(553,914)	549,448
Internet UltraSector ProFund	33,771,055	7,811,861	(2,890,679)	4,921,182
Mobile Telecommunications UltraSector ProFund	4,003,534	448,962	(842,122)	(393,160)
Oil & Gas UltraSector ProFund	71,185,743	26,610,245	(2,616,158)	23,994,087
Oil Equipment, Services & Distribution UltraSector ProFund	44,059,121	10,799,647	(4,875,620)	5,924,027
Pharmaceuticals UltraSector ProFund	6,716,703	415,595	(296,191)	119,404
Precious Metals UltraSector ProFund	70,957,000	—	—	—
Real Estate UltraSector ProFund	34,322,394	6,145,966	(2,516,410)	3,629,556
Semiconductor UltraSector ProFund	4,924,691	1,628,312	(1,795,131)	(166,819)
Technology UltraSector ProFund	10,837,973	3,164,536	(1,052,678)	2,111,858
Telecommunications UltraSector ProFund	2,543,014	416,824	(380,331)	36,493
Utilities UltraSector ProFund	20,590,037	1,412,122	(781,623)	630,499
Short Oil & Gas ProFund	1,334,000	—	—	—
Short Precious Metals ProFund	9,966,000	—	—	—
Short Real Estate ProFund	4,155,000	—	—	—
U.S. Government Plus ProFund	59,362,895	330,950	(235,157)	95,793
Rising Rates Opportunity 10 ProFund	51,703,000	—	—	—
Rising Rates Opportunity ProFund	246,703,000	—	—	—
Rising U.S. Dollar ProFund	54,306,000	—	—	—
Falling U.S. Dollar ProFund	17,326,000	—	—	—

8. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

To the extent Lehman fails to pay the ProFunds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the ProFunds for any such losses. Any shortfall in payments from Lehman will be paid by the Advisor in support of the full carrying value of these outstanding receivables on the ProFunds' financial statements. Accordingly, no loss is expected to be realized by the ProFunds. The outstanding balances due from Lehman are included in "Receivable for closed forward currency contracts" on the Statements of Assets and Liabilities.

9. Legal and Regulatory Matters

In December 2007, the Mid-Cap ProFund and UltraMid-Cap ProFund, as shareholders of Lyondell Chemical Company ("Lyondell"), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the Mid-Cap ProFund and UltraMid-Cap ProFund is approximately $46,000 and $545,000, respectively. The ProFunds cannot predict the outcome of these proceeding. The complaints, however, allege no misconduct by the ProFunds. The ProFunds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset value. Accordingly, no loss has been accrued in the balance sheet.

Notes to Financial Statements :: 235

To the Board of Trustees and Shareholders of ProFunds:

We have audited the accompanying statements of assets and liabilities of ProFunds (the Funds) (comprised of the Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, NASDAQ-100 ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraNASDAQ-100 ProFund, UltraInternational ProFund, UltraEmerging Markets ProFund, UltraLatin America ProFund, UltraChina ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short NASDAQ-100 ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund, UltraShort International ProFund, UltraShort Emerging Markets ProFund, UltraShort Latin America ProFund, UltraShort China ProFund, UltraShort Japan ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund, and Falling U.S. Dollar ProFund), including the schedules of portfolio investments (the summary schedules of portfolio investments for the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund), as of July 31, 2011, and the related statements of operations for the year then ended, changes in net assets for each year in the two year period then ended, and the financial highlights for each year in the two year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights for the periods ended July 31, 2009 and prior were audited by other auditors whose report thereon dated September 28, 2009, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of July 31, 2011, the results of their operations for the year then ended, and the changes in their net assets and financial highlights for each year in the two year period then ended, in conformity with U.S. generally accepted accounting principles.

Columbus, Ohio
September 27, 2011

236 :: Report of Independent Registered Public Accounting Firm

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorship Held by Trustee

Independent Trustees

William D. Fertig c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002–present)	ProFunds (112); Access One Trust (3); ProShares Trust (108)	Key Energy Services

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present); Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to May 2007)	ProFunds (112); Access One Trust (3); ProShares Trust (108)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Spring Mill Capital Management, LLC (Commercial Real Estate Investment): Principal (July 2009 to Present); AMC Delancey Group, Inc. (Real Estate Development): President (January 2001 to May 2009)	ProFunds (112); Access One Trust (3); ProShares Trust (108)	AMC Delancey Group, Inc.

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); Managing Partner of ProShare Capital Management LLC (June 2008 to present)	ProFunds (112); Access One Trust (3); ProShares Trust (108)	None

*  The "Fund Complex" consists of all registered investment companies advised by ProFund Advisors LLC and any registered investment companies that have an investment advisor that is an affiliated person of the ProFunds Advisors.

**  Mr. Sapir is an "interested person," as defined by the 1940 Act, because of his ownership interest in the Advisor.

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Executive Officers

Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; February 2003 to present	President of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present)

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of the Distributor (March 2008 to present)

Trustees and Officers (unaudited) :: 237

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProShare Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director, Morgan Stanley Investment Management (July 2004 to April 2009)

Jack P. Huntington 100 Summer Street, Boston, MA 02110 Birth Date: 9/70	Assistant Secretary	Indefinite; December 2008 to present	Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc. (September 2008 to present); Senior Counsel, MetLife, Inc. (October 2004 to September 2008)

Christopher E. Sabato 3435 Stelzer Road Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. since 2007 and has been employed by Citi Fund Services Ohio, Inc. in various other roles since 1993

Kenneth D. Schiltz 3435 Stelzer Road Columbus, OH 43219 Birth Date: 11/77	Assistant Treasurer	Indefinite; March 2011 to present	Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2005 to present); employed by Citi Fund Services Ohio, Inc. in various other roles (2000-2005)

The Funds' Statement of Additional Information includes additional information about the Funds' Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

238 :: Trustees and Officers (unaudited)

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers
For Individual Investors Only: 888-776-3637
Institutions and Financial Professionals Only: 888-776-5717 Or: (614) 470-8122
Fax Number: (800) 782-4797
Website Address: profunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProFund, visit profunds.com.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 888-776-3637; (ii) on the ProFunds' website at profunds.com; and (iii) on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFunds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 888-776-3637; (ii) on the ProFunds' website at profunds.com; and (iii) on the Commission's website at sec.gov.

ProFunds files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

07/11

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 12 (a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Michael C. Wachs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)           Audit Fees:

2010 $595,000

2011 $595,000

The fees relate to the audit of the registrant’s annual financial statements paid to KPMG LLP.

(b)           Audit-Related Fees:

2010 $6,000

2011 $6,000

The fees relate to the review of post-effective registration statements paid to KPMG LLP.

(c)           Tax Fees:

2010 $259,250

2011 $267,750

The fees relate to the preparation of the registrant’s tax returns, review of income and capital gain distribution calculations, and fees related to quarterly asset diversification tests.

(d)           All Other Fees:

2010 $0

2011 $0

(e)(1)       The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee.  In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”).  Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)      2010 0%

2011 0%

(f) Not applicable.

(g)           2010 $265,250

2011 $273,750

(h) Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

(a)

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	July 31, 2011

	Shares	Value
Common Stocks (29.4%)
3M Co. (Miscellaneous Manufacturing)	784	$68,318
Abbott Laboratories (Pharmaceuticals)	1,708	87,655
Abercrombie & Fitch Co. - Class A (Retail)	98	7,166
Accenture PLC - Class A (Computers)	742	43,882
ACE, Ltd. (Insurance)	364	24,381
Adobe Systems, Inc.* (Software)	560	15,523
Advanced Micro Devices, Inc.* (Semiconductors)	630	4,624
Aetna, Inc. (Healthcare - Services)	420	17,426
AFLAC, Inc. (Insurance)	518	23,859
Agilent Technologies, Inc.* (Electronics)	378	15,936
Air Products & Chemicals, Inc. (Chemicals)	238	21,118
Airgas, Inc. (Chemicals)	70	4,809
AK Steel Holding Corp. (Iron/Steel)	126	1,531
Akamai Technologies, Inc.* (Internet)	210	5,086
Alcoa, Inc. (Mining)	1,162	17,116
Allegheny Technologies, Inc. (Iron/Steel)	112	6,517
Allergan, Inc. (Pharmaceuticals)	336	27,320
Allstate Corp. (Insurance)	574	15,911
Alpha Natural Resources, Inc.* (Coal)	252	10,763
Altera Corp. (Semiconductors)	350	14,308
Altria Group, Inc. (Agriculture)	2,296	60,385
Amazon.com, Inc.* (Internet)	392	87,228
Ameren Corp. (Electric)	266	7,666
American Electric Power, Inc. (Electric)	532	19,610
American Express Co. (Diversified Financial Services)	1,148	57,446
American International Group, Inc. (Insurance)	476	13,661
American Tower Corp.* (Telecommunications)	434	22,798
Ameriprise Financial, Inc. (Diversified Financial Services)	266	14,391
AmerisourceBergen Corp. (Pharmaceuticals)	294	11,263
Amgen, Inc.* (Biotechnology)	1,022	55,903
Amphenol Corp. - Class A (Electronics)	196	9,582
Anadarko Petroleum Corp. (Oil & Gas)	546	45,078
Analog Devices, Inc. (Semiconductors)	322	11,077
AON Corp. (Insurance)	364	17,516
Apache Corp. (Oil & Gas)	420	51,962
Apartment Investment and Management Co. - Class A (REIT)	126	3,440
Apollo Group, Inc. - Class A* (Commercial Services)	140	7,116
Apple Computer, Inc.* (Computers)	1,022	399,071
Applied Materials, Inc. (Semiconductors)	1,442	17,765
Archer-Daniels-Midland Co. (Agriculture)	742	22,542
Assurant, Inc. (Insurance)	112	3,989
AT&T, Inc. (Telecommunications)	6,496	190,073
Autodesk, Inc.* (Software)	252	8,669
Automatic Data Processing, Inc. (Software)	546	28,114
AutoNation, Inc.* (Retail)	70	2,633
AutoZone, Inc.* (Retail)	28	7,993
Avalonbay Communities, Inc. (REIT)	98	13,151
Avery Dennison Corp. (Household Products/Wares)	112	3,534
Avon Products, Inc. (Cosmetics/Personal Care)	476	12,485
Baker Hughes, Inc. (Oil & Gas Services)	476	36,833
Ball Corp. (Packaging & Containers)	182	7,062
Bank of America Corp. (Banks)	11,116	107,936
Bank of New York Mellon Corp. (Banks)	1,358	34,099
Bard (C.R.), Inc. (Healthcare - Products)	98	9,671
Baxter International, Inc. (Healthcare - Products)	630	36,647
BB&T Corp. (Banks)	770	19,774
Becton, Dickinson & Co. (Healthcare - Products)	238	19,899
Bed Bath & Beyond, Inc.* (Retail)	280	16,377
Bemis Co., Inc. (Packaging & Containers)	112	3,539
Berkshire Hathaway, Inc. - Class B* (Insurance)	1,904	141,220
Best Buy Co., Inc. (Retail)	350	9,660
Big Lots, Inc.* (Retail)	84	2,926
Biogen Idec, Inc.* (Biotechnology)	266	27,097
BlackRock, Inc. (Diversified Financial Services)	112	19,988
BMC Software, Inc.* (Software)	196	8,471
Boeing Co. (Aerospace/Defense)	812	57,222
Boston Properties, Inc. (REIT)	154	16,533
Boston Scientific Corp.* (Healthcare - Products)	1,680	12,029
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,876	53,766
Broadcom Corp. - Class A (Semiconductors)	518	19,202
Brown-Forman Corp. (Beverages)	112	8,239
C.H. Robinson Worldwide, Inc. (Transportation)	182	13,160
CA, Inc. (Software)	420	9,366
Cablevision Systems Corp. - Class A (Media)	252	6,139
Cabot Oil & Gas Corp. (Oil & Gas)	112	8,297
Cameron International Corp.* (Oil & Gas Services)	266	14,880
Campbell Soup Co. (Food)	196	6,478
Capital One Financial Corp. (Diversified Financial Services)	504	24,091
Cardinal Health, Inc. (Pharmaceuticals)	378	16,541
CareFusion Corp.* (Healthcare - Products)	252	6,650
Carmax, Inc.* (Retail)	252	8,056
Carnival Corp. - Class A (Leisure Time)	476	15,851
Caterpillar, Inc. (Machinery - Construction & Mining)	714	70,536
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	322	7,020

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
CBS Corp. - Class B (Media)	728	$19,925
Celgene Corp.* (Biotechnology)	504	29,887
CenterPoint Energy, Inc. (Electric)	462	9,046
CenturyLink, Inc. (Telecommunications)	658	24,418
Cephalon, Inc.* (Pharmaceuticals)	84	6,715
Cerner Corp.* (Software)	168	11,170
CF Industries Holdings, Inc. (Chemicals)	84	13,047
Chesapeake Energy Corp. (Oil & Gas)	728	25,007
Chevron Corp. (Oil & Gas)	2,212	230,092
Chipotle Mexican Grill, Inc.* (Retail)	28	9,088
Chubb Corp. (Insurance)	322	20,119
CIGNA Corp. (Insurance)	294	14,632
Cincinnati Financial Corp. (Insurance)	182	4,974
Cintas Corp. (Textiles)	140	4,557
Cisco Systems, Inc. (Telecommunications)	6,034	96,363
Citigroup, Inc. (Banks)	3,206	122,918
Citrix Systems, Inc.* (Software)	210	15,128
Cliffs Natural Resources, Inc. (Iron/Steel)	154	13,832
Clorox Co. (Household Products/Wares)	140	10,023
CME Group, Inc. (Diversified Financial Services)	70	20,243
CMS Energy Corp. (Electric)	280	5,359
Coach, Inc. (Apparel)	322	20,788
Coca-Cola Co. (Beverages)	2,506	170,433
Coca-Cola Enterprises, Inc. (Beverages)	350	9,839
Cognizant Technology Solutions Corp.* (Computers)	336	23,476
Colgate-Palmolive Co. (Cosmetics/Personal Care)	532	44,890
Comcast Corp. - Class A (Media)	3,038	72,973
Comerica, Inc. (Banks)	196	6,278
Computer Sciences Corp. (Computers)	168	5,927
Compuware Corp.* (Software)	238	2,299
ConAgra Foods, Inc. (Food)	448	11,473
ConocoPhillips (Oil & Gas)	1,554	111,872
CONSOL Energy, Inc. (Coal)	252	13,507
Consolidated Edison, Inc. (Electric)	322	16,937
Constellation Brands, Inc.* (Beverages)	196	3,996
Constellation Energy Group, Inc. (Electric)	224	8,698
Corning, Inc. (Telecommunications)	1,722	27,397
Costco Wholesale Corp. (Retail)	476	37,247
Coventry Health Care, Inc.* (Healthcare - Services)	168	5,376
Covidien PLC (Healthcare - Products)	546	27,731
CSX Corp. (Transportation)	1,204	29,582
Cummins, Inc. (Machinery - Diversified)	210	22,025
CVS Caremark Corp. (Retail)	1,484	53,943
D.R. Horton, Inc. (Home Builders)	308	3,659
Danaher Corp. (Miscellaneous Manufacturing)	602	29,564
Darden Restaurants, Inc. (Retail)	154	7,823
DaVita, Inc.* (Healthcare - Services)	98	8,187
Dean Foods Co.* (Food)	196	2,160
Deere & Co. (Machinery - Diversified)	462	36,272
Dell, Inc.* (Computers)	1,806	29,329
Denbury Resources, Inc.* (Oil & Gas)	434	8,385
DENTSPLY International, Inc. (Healthcare - Products)	154	5,835
Devon Energy Corp. (Oil & Gas)	462	36,359
DeVry, Inc. (Commercial Services)	70	4,350
Diamond Offshore Drilling, Inc. (Oil & Gas)	70	4,748
DIRECTV - Class A* (Media)	840	42,571
Discover Financial Services (Diversified Financial Services)	602	15,417
Discovery Communications, Inc. - Class A* (Media)	308	12,258
Dominion Resources, Inc. (Electric)	630	30,524
Dover Corp. (Miscellaneous Manufacturing)	210	12,699
Dr. Pepper Snapple Group, Inc. (Beverages)	238	8,987
DTE Energy Co. (Electric)	182	9,071
Duke Energy Corp. (Electric)	1,456	27,082
Dun & Bradstreet Corp. (Software)	56	4,063
E*TRADE Financial Corp.* (Diversified Financial Services)	280	4,446
E.I. du Pont de Nemours & Co. (Chemicals)	1,022	52,551
Eastman Chemical Co. (Chemicals)	84	8,114
Eaton Corp. (Miscellaneous Manufacturing)	378	18,125
eBay, Inc.* (Internet)	1,260	41,265
Ecolab, Inc. (Chemicals)	252	12,600
Edison International (Electric)	364	13,857
Edwards Lifesciences Corp.* (Healthcare - Products)	126	8,990
El Paso Corp. (Pipelines)	840	17,262
Electronic Arts, Inc.* (Software)	364	8,099
Eli Lilly & Co. (Pharmaceuticals)	1,120	42,896
EMC Corp.* (Computers)	2,254	58,784
Emerson Electric Co. (Electrical Components & Equipment)	826	40,548
Entergy Corp. (Electric)	196	13,093
EOG Resources, Inc. (Oil & Gas)	294	29,988
EQT Corp. (Oil & Gas)	168	10,665
Equifax, Inc. (Commercial Services)	140	4,810
Equity Residential (REIT)	322	19,906
Exelon Corp. (Electric)	728	32,083
Expedia, Inc. (Internet)	224	7,099
Expeditors International of Washington, Inc. (Transportation)	238	11,357
Express Scripts, Inc.* (Pharmaceuticals)	588	31,905
Exxon Mobil Corp. (Oil & Gas)	5,404	431,185
F5 Networks, Inc.* (Internet)	84	7,852
Family Dollar Stores, Inc. (Retail)	140	7,435
Fastenal Co. (Distribution/Wholesale)	322	10,835
Federated Investors, Inc. - Class B (Diversified Financial Services)	98	2,094
FedEx Corp. (Transportation)	350	30,408
Fidelity National Information Services, Inc. (Software)	294	8,826
Fifth Third Bancorp (Banks)	1,008	12,751

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
First Horizon National Corp. (Banks)	294	$2,646
First Solar, Inc.* (Energy - Alternate Sources)	56	6,621
FirstEnergy Corp. (Electric)	462	20,628
Fiserv, Inc.* (Software)	154	9,295
FLIR Systems, Inc. (Electronics)	182	4,998
Flowserve Corp. (Machinery - Diversified)	56	5,565
Fluor Corp. (Engineering & Construction)	196	12,452
FMC Corp. (Chemicals)	84	7,356
FMC Technologies, Inc.* (Oil & Gas Services)	266	12,130
Ford Motor Co.* (Auto Manufacturers)	4,172	50,940
Forest Laboratories, Inc.* (Pharmaceuticals)	308	11,414
Fortune Brands, Inc. (Household Products/Wares)	168	10,115
Franklin Resources, Inc. (Diversified Financial Services)	154	19,552
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	1,036	54,867
Frontier Communications Corp. (Telecommunications)	1,092	8,179
GameStop Corp. - Class A* (Retail)	154	3,631
Gannett Co., Inc. (Media)	266	3,394
General Dynamics Corp. (Aerospace/Defense)	406	27,665
General Electric Co. (Miscellaneous Manufacturing)	11,634	208,365
General Mills, Inc. (Food)	700	26,145
Genuine Parts Co. (Distribution/Wholesale)	168	8,931
Genworth Financial, Inc. - Class A* (Diversified Financial Services)	532	4,426
Gilead Sciences, Inc.* (Pharmaceuticals)	868	36,768
Goodrich Corp. (Aerospace/Defense)	140	13,320
Google, Inc. - Class A* (Internet)	280	169,033
H & R Block, Inc. (Commercial Services)	336	5,027
Halliburton Co. (Oil & Gas Services)	1,008	55,168
Harley-Davidson, Inc. (Leisure Time)	266	11,542
Harman International Industries, Inc. (Home Furnishings)	70	2,912
Harris Corp. (Telecommunications)	140	5,582
Hartford Financial Services Group, Inc. (Insurance)	490	11,476
Hasbro, Inc. (Toys/Games/Hobbies)	154	6,092
HCP, Inc. (REIT)	448	16,455
Health Care REIT, Inc. (REIT)	196	10,345
Heinz (H.J.) Co. (Food)	350	18,424
Helmerich & Payne, Inc. (Oil & Gas)	112	7,734
Hess Corp. (Oil & Gas)	336	23,036
Hewlett-Packard Co. (Computers)	2,282	80,235
Home Depot, Inc. (Retail)	1,750	61,127
Honeywell International, Inc. (Miscellaneous Manufacturing)	868	46,091
Hormel Foods Corp. (Food)	154	4,461
Hospira, Inc.* (Pharmaceuticals)	182	9,304
Host Hotels & Resorts, Inc. (REIT)	756	11,983
Hudson City Bancorp, Inc. (Savings & Loans)	574	4,736
Humana, Inc. (Healthcare - Services)	182	13,574
Huntington Bancshares, Inc. (Banks)	952	5,755
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	546	27,191
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	364	13,621
Integrys Energy Group, Inc. (Electric)	84	4,218
Intel Corp. (Semiconductors)	5,824	130,050
IntercontinentalExchange, Inc.* (Diversified Financial Services)	84	10,357
International Business Machines Corp. (Computers)	1,330	241,860
International Flavors & Fragrances, Inc. (Chemicals)	84	5,138
International Game Technology (Entertainment)	336	6,246
International Paper Co. (Forest Products & Paper)	476	14,137
Interpublic Group of Cos., Inc. (Advertising)	532	5,219
Intuit, Inc.* (Software)	294	13,730
Intuitive Surgical, Inc.* (Healthcare - Products)	42	16,823
Invesco, Ltd. (Diversified Financial Services)	504	11,179
Iron Mountain, Inc. (Commercial Services)	224	7,085
ITT Industries, Inc. (Miscellaneous Manufacturing)	196	10,455
J.C. Penney Co., Inc. (Retail)	238	7,321
J.P. Morgan Chase & Co. (Diversified Financial Services)	4,368	176,686
Jabil Circuit, Inc. (Electronics)	210	3,845
Jacobs Engineering Group, Inc.* (Engineering & Construction)	140	5,480
Janus Capital Group, Inc. (Diversified Financial Services)	210	1,772
JDS Uniphase Corp.* (Telecommunications)	252	3,314
JM Smucker Co. (Food)	126	9,818
Johnson & Johnson (Healthcare - Products)	3,010	195,018
Johnson Controls, Inc. (Auto Parts & Equipment)	742	27,417
Joy Global, Inc. (Machinery - Construction & Mining)	112	10,519
Juniper Networks, Inc.* (Telecommunications)	588	13,753
Kellogg Co. (Food)	280	15,618
KeyCorp (Banks)	1,050	8,442
Kimberly-Clark Corp. (Household Products/Wares)	434	28,366
Kimco Realty Corp. (REIT)	448	8,525
KLA -Tencor Corp. (Semiconductors)	182	7,247
Kohls Corp. (Retail)	308	16,851
Kraft Foods, Inc. (Food)	1,932	66,422
Kroger Co. (Food)	672	16,713
L-3 Communications Holdings, Inc. (Aerospace/Defense)	112	8,861
Laboratory Corp. of America Holdings* (Healthcare - Services)	112	10,165
Legg Mason, Inc. (Diversified Financial Services)	168	4,943

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	154	$3,342
Lennar Corp. - Class A (Home Builders)	182	3,220
Leucadia National Corp. (Holding Companies - Diversified)	224	7,542
Lexmark International, Inc. - Class A* (Computers)	84	2,820
Life Technologies Corp.* (Biotechnology)	196	8,826
Limited, Inc. (Retail)	280	10,601
Lincoln National Corp. (Insurance)	350	9,275
Linear Technology Corp. (Semiconductors)	252	7,384
Lockheed Martin Corp. (Aerospace/Defense)	308	23,325
Loews Corp. (Insurance)	336	13,396
Lorillard, Inc. (Agriculture)	154	16,358
Lowe’s Cos., Inc. (Retail)	1,428	30,816
LSI Logic Corp.* (Semiconductors)	658	4,843
M&T Bank Corp. (Banks)	140	12,074
Macy’s, Inc. (Retail)	462	13,338
Marathon Oil Corp. (Oil & Gas)	784	24,280
Marathon Petroleum Corp.* (Oil & Gas)	378	16,553
Marriott International, Inc. - Class A (Lodging)	309	10,030
Marsh & McLennan Cos., Inc. (Insurance)	602	17,753
Masco Corp. (Building Materials)	392	4,136
MasterCard, Inc. - Class A (Software)	98	29,719
Mattel, Inc. (Toys/Games/Hobbies)	378	10,077
McCormick & Co., Inc. (Food)	140	6,811
McDonald’s Corp. (Retail)	1,134	98,068
McGraw-Hill Cos., Inc. (Media)	336	13,978
McKesson Corp. (Commercial Services)	280	22,714
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	224	15,987
MeadWestvaco Corp. (Forest Products & Paper)	182	5,667
Medco Health Solutions, Inc.* (Pharmaceuticals)	434	27,290
Medtronic, Inc. (Healthcare - Products)	1,176	42,395
MEMC Electronic Materials, Inc.* (Semiconductors)	252	1,870
Merck & Co., Inc. (Pharmaceuticals)	3,388	115,632
MetLife, Inc. (Insurance)	1,162	47,886
MetroPCS Communications, Inc.* (Telecommunications)	294	4,786
Microchip Technology, Inc. (Semiconductors)	210	7,088
Micron Technology, Inc.* (Semiconductors)	952	7,016
Microsoft Corp. (Software)	8,148	223,255
Molex, Inc. (Electrical Components & Equipment)	154	3,616
Molson Coors Brewing Co. - Class B (Beverages)	168	7,568
Monsanto Co. (Agriculture)	588	43,206
Monster Worldwide, Inc.* (Internet)	140	1,644
Moody’s Corp. (Commercial Services)	224	7,977
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	1,694	37,692
Motorola Mobility Holdings, Inc.* (Telecommunications)	322	7,206
Motorola Solutions, Inc.* (Telecommunications)	378	16,968
Murphy Oil Corp. (Oil & Gas)	210	13,486
Mylan Laboratories, Inc.* (Pharmaceuticals)	476	10,843
Nabors Industries, Ltd.* (Oil & Gas)	322	8,504
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	168	4,044
National Oilwell Varco, Inc. (Oil & Gas Services)	462	37,223
National Semiconductor Corp. (Semiconductors)	266	6,576
NetApp, Inc.* (Computers)	406	19,293
Netflix, Inc.* (Internet)	42	11,172
Newell Rubbermaid, Inc. (Housewares)	322	4,997
Newfield Exploration Co.* (Oil & Gas)	140	9,439
Newmont Mining Corp. (Mining)	546	30,363
News Corp. - Class A (Media)	2,506	40,146
NextEra Energy, Inc. (Electric)	462	25,526
Nicor, Inc. (Gas)	56	3,063
NIKE, Inc. - Class B (Apparel)	420	37,863
NiSource, Inc. (Electric)	308	6,200
Noble Corp. (Oil & Gas)	280	10,324
Noble Energy, Inc. (Oil & Gas)	196	19,537
Nordstrom, Inc. (Retail)	182	9,129
Norfolk Southern Corp. (Transportation)	392	29,674
Northeast Utilities System (Electric)	196	6,664
Northern Trust Corp. (Banks)	266	11,945
Northrop Grumman Corp. (Aerospace/Defense)	322	19,484
Novellus Systems, Inc.* (Semiconductors)	98	3,042
NRG Energy, Inc.* (Electric)	266	6,522
Nucor Corp. (Iron/Steel)	350	13,612
NVIDIA Corp.* (Semiconductors)	658	9,100
NYSE Euronext (Diversified Financial Services)	294	9,837
O’Reilly Automotive, Inc.* (Retail)	154	9,163
Occidental Petroleum Corp. (Oil & Gas)	896	87,969
Omnicom Group, Inc. (Advertising)	308	14,451
ONEOK, Inc. (Gas)	112	8,152
Oracle Corp. (Software)	4,270	130,577
Owens-Illinois, Inc.* (Packaging & Containers)	182	4,217
PACCAR, Inc. (Auto Manufacturers)	406	17,381
Pall Corp. (Miscellaneous Manufacturing)	126	6,247
Parker Hannifin Corp. (Miscellaneous Manufacturing)	182	14,382
Patterson Cos., Inc. (Healthcare - Products)	112	3,454
Paychex, Inc. (Commercial Services)	350	9,881
Peabody Energy Corp. (Coal)	294	16,896
People’s United Financial, Inc. (Banks)	392	4,971
Pepco Holdings, Inc. (Electric)	252	4,707

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
PepsiCo, Inc. (Beverages)	1,736	$111,173
PerkinElmer, Inc. (Electronics)	126	3,082
Pfizer, Inc. (Pharmaceuticals)	8,666	166,734
PG&E Corp. (Electric)	434	17,981
Philip Morris International, Inc. (Commercial Services)	1,946	138,497
Pinnacle West Capital Corp. (Electric)	126	5,336
Pioneer Natural Resources Co. (Oil & Gas)	126	11,717
Pitney Bowes, Inc. (Office/Business Equipment)	224	4,827
Plum Creek Timber Co., Inc. (Forest Products & Paper)	182	6,956
PNC Financial Services Group (Banks)	574	31,162
Polo Ralph Lauren Corp. (Apparel)	70	9,455
PPG Industries, Inc. (Chemicals)	168	14,146
PPL Corp. (Electric)	630	17,577
Praxair, Inc. (Chemicals)	336	34,823
Precision Castparts Corp. (Metal Fabricate/Hardware)	154	24,853
Priceline.com, Inc.* (Internet)	56	30,108
Principal Financial Group, Inc. (Insurance)	350	9,671
Procter & Gamble Co. (Cosmetics/Personal Care)	3,066	188,528
Progress Energy, Inc. (Electric)	322	15,050
Progressive Corp. (Insurance)	714	14,052
Prologis, Inc. (REIT)	462	16,461
Prudential Financial, Inc. (Insurance)	532	31,218
Public Service Enterprise Group, Inc. (Electric)	560	18,340
Public Storage, Inc. (REIT)	154	18,423
Pulte Group, Inc.* (Home Builders)	364	2,501
QEP Resources, Inc. (Oil & Gas)	196	8,591
Qualcomm, Inc. (Telecommunications)	1,834	100,467
Quanta Services, Inc.* (Commercial Services)	238	4,408
Quest Diagnostics, Inc. (Healthcare - Services)	168	9,074
R.R. Donnelley & Sons Co. (Commercial Services)	210	3,950
Range Resources Corp. (Oil & Gas)	182	11,859
Raytheon Co. (Aerospace/Defense)	392	17,534
Red Hat, Inc.* (Software)	210	8,837
Regions Financial Corp. (Banks)	1,386	8,441
Republic Services, Inc. (Environmental Control)	336	9,754
Reynolds American, Inc. (Agriculture)	378	13,306
Robert Half International, Inc. (Commercial Services)	168	4,600
Rockwell Automation, Inc. (Machinery - Diversified)	154	11,051
Rockwell Collins, Inc. (Aerospace/Defense)	168	9,255
Roper Industries, Inc. (Miscellaneous Manufacturing)	112	9,143
Ross Stores, Inc. (Retail)	126	9,547
Rowan Cos., Inc.* (Oil & Gas)	140	5,484
Ryder System, Inc. (Transportation)	56	3,154
Safeway, Inc. (Food)	392	7,907
SAIC, Inc.* (Commercial Services)	308	4,937
Salesforce.com, Inc.* (Software)	126	18,233
SanDisk Corp.* (Computers)	266	11,313
Sara Lee Corp. (Food)	644	12,307
SCANA Corp. (Electric)	126	4,938
Schlumberger, Ltd. (Oil & Gas Services)	1,484	134,109
Scripps Networks Interactive - Class A (Entertainment)	98	4,541
Sealed Air Corp. (Packaging & Containers)	182	3,918
Sears Holdings Corp.* (Retail)	42	2,926
Sempra Energy (Gas)	266	13,484
Sherwin-Williams Co. (Chemicals)	98	7,563
Sigma-Aldrich Corp. (Chemicals)	140	9,394
Simon Property Group, Inc. (REIT)	322	38,804
SLM Corp. (Diversified Financial Services)	574	8,949
Snap-on, Inc. (Hand/Machine Tools)	70	3,980
Southern Co. (Electric)	938	37,089
Southwest Airlines Co. (Airlines)	868	8,645
Southwestern Energy Co.* (Oil & Gas)	378	16,844
Spectra Energy Corp. (Pipelines)	714	19,292
Sprint Nextel Corp.* (Telecommunications)	3,290	13,917
St. Jude Medical, Inc. (Healthcare - Products)	364	16,926
Stanley Black & Decker, Inc. (Hand/Machine Tools)	182	11,970
Staples, Inc. (Retail)	784	12,591
Starbucks Corp. (Retail)	826	33,114
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	210	11,542
State Street Corp. (Banks)	560	23,223
Stericycle, Inc.* (Environmental Control)	98	8,048
Stryker Corp. (Healthcare - Products)	364	19,780
Sunoco, Inc. (Oil & Gas)	126	5,122
SunTrust Banks, Inc. (Banks)	588	14,400
SuperValu, Inc. (Food)	238	2,047
Symantec Corp.* (Internet)	826	15,744
Sysco Corp. (Food)	644	19,700
T. Rowe Price Group, Inc. (Diversified Financial Services)	280	15,904
Target Corp. (Retail)	756	38,926
TECO Energy, Inc. (Electric)	238	4,410
Tellabs, Inc. (Telecommunications)	392	1,623
Tenet Healthcare Corp.* (Healthcare - Services)	532	2,958
Teradata Corp.* (Computers)	182	10,003
Teradyne, Inc.* (Semiconductors)	210	2,833
Tesoro Petroleum Corp.* (Oil & Gas)	154	3,741
Texas Instruments, Inc. (Semiconductors)	1,274	37,901
Textron, Inc. (Miscellaneous Manufacturing)	308	7,124
The AES Corp.* (Electric)	728	8,962
The Charles Schwab Corp. (Diversified Financial Services)	1,106	16,513
The Dow Chemical Co. (Chemicals)	1,288	44,913
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	126	13,219
The Gap, Inc. (Retail)	434	8,372

See notes to the financial statements.

	Shares		Value
Common Stocks, continued
The Goldman Sachs Group, Inc. (Diversified Financial Services)	574		$77,473
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	266		4,301
The Hershey Co. (Food)	168		9,482
The Travelers Cos., Inc. (Insurance)	462		25,470
The Williams Cos., Inc. (Pipelines)	644		20,415
Thermo Fisher Scientific, Inc.* (Electronics)	420		25,238
Tiffany & Co. (Retail)	140		11,143
Time Warner Cable, Inc. (Media)	364		26,685
Time Warner, Inc. (Media)	1,176		41,348
Titanium Metals Corp. (Mining)	98		1,743
TJX Cos., Inc. (Retail)	420		23,226
Torchmark Corp. (Insurance)	126		5,089
Total System Services, Inc. (Software)	182		3,387
Tyco International, Ltd. (Miscellaneous Manufacturing)	518		22,942
Tyson Foods, Inc. - Class A (Food)	336		5,900
U.S. Bancorp (Banks)	2,114		55,091
Union Pacific Corp. (Transportation)	532		54,519
United Parcel Service, Inc. - Class B (Transportation)	1,078		74,619
United States Steel Corp. (Iron/Steel)	154		6,158
United Technologies Corp. (Aerospace/Defense)	1,008		83,503
UnitedHealth Group, Inc. (Healthcare - Services)	1,190		59,060
UnumProvident Corp. (Insurance)	336		8,195
Urban Outfitters, Inc.* (Retail)	140		4,556
V.F. Corp. (Apparel)	98		11,446
Valero Energy Corp. (Oil & Gas)	630		15,826
Varian Medical Systems, Inc.* (Healthcare - Products)	126		7,908
Ventas, Inc. (REIT)	322		17,430
VeriSign, Inc. (Internet)	182		5,680
Verizon Communications, Inc. (Telecommunications)	3,108		109,681
Viacom, Inc. - Class B (Media)	644		31,182
Visa, Inc. - Class A (Commercial Services)	532		45,507
Vornado Realty Trust (REIT)	182		17,026
Vulcan Materials Co. (Building Materials)	140		4,801
W.W. Grainger, Inc. (Distribution/Wholesale)	70		10,386
Wal-Mart Stores, Inc. (Retail)	2,100		110,691
Walgreen Co. (Retail)	1,008		39,352
Walt Disney Co. (Media)	2,072		80,021
Washington Post Co. - Class B (Media)	14		5,632
Waste Management, Inc. (Environmental Control)	518		16,312
Waters Corp.* (Electronics)	98		8,613
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	140		9,398
WellPoint, Inc. (Healthcare - Services)	406		27,425
Wells Fargo & Co. (Banks)	5,810		162,331
Western Digital Corp.* (Computers)	252		8,684
Western Union Co. (Commercial Services)	700		13,587
Weyerhaeuser Co. (Forest Products & Paper)	588		11,754
Whirlpool Corp. (Home Furnishings)	84		5,815
Whole Foods Market, Inc. (Food)	168		11,206
Windstream Corp. (Telecommunications)	560		6,838
Wisconsin Energy Corp. (Electric)	252		7,724
Wyndham Worldwide Corp. (Lodging)	182		6,295
Wynn Resorts, Ltd. (Lodging)	84		12,909
Xcel Energy, Inc. (Electric)	532		12,768
Xerox Corp. (Office/Business Equipment)	1,540		14,368
Xilinx, Inc. (Semiconductors)	294		9,437
XL Group PLC (Insurance)	336		6,895
Yahoo!, Inc.* (Internet)	1,428		18,707
YUM! Brands, Inc. (Retail)	518		27,361
Zimmer Holdings, Inc.* (Healthcare - Products)	210		12,604
Zions Bancorp (Banks)	196		4,292

TOTAL COMMON STOCKS (Cost $5,272,035)			12,960,291

Rights/Warrants (NM)
American International Group, Inc.* (Diversified Financial Services)	—	(a)	2

TOTAL RIGHTS/WARRANTS (Cost $4)			2

	Principal Amount		Value
Repurchase Agreements (b)(c) (68.3%)
Repurchase Agreements with various counterparties, rates 0.09% - 0.12%, dated 7/29/11, due 8/1/11, total to be received $30,035,283	$30,035,000		$30,035,000

TOTAL REPURCHASE AGREEMENTS (Cost $30,035,000)			30,035,000

TOTAL INVESTMENT SECURITIES (Cost $35,307,039) — 97.7%			42,995,293
Net other assets (liabilities) — 2.3%			1,008,471

NET ASSETS — 100.0%			$44,003,764

*	Non-income producing security
(a)	Number of shares is less than 0.50.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $2,316,000.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See notes to the financial statements.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 9/19/11 (Underlying notional amount at value $10,370,413)	161	$42,704

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$15,334,840	$(146,445)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	5,370,571	(58,754)
		$(205,199)

Bull ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Advertising	$19,670	NM
Aerospace/Defense	260,169	0.6%
Agriculture	155,797	0.4%
Airlines	8,645	NM
Apparel	79,552	0.2%
Auto Manufacturers	68,321	0.2%
Auto Parts & Equipment	31,718	0.1%
Banks	648,529	1.5%
Beverages	320,235	0.7%
Biotechnology	121,713	0.3%
Building Materials	8,937	NM
Chemicals	235,572	0.5%
Coal	41,166	0.1%
Commercial Services	284,446	0.6%
Computers	934,677	2.1%
Cosmetics/Personal Care	259,122	0.6%
Distribution/Wholesale	30,152	0.1%
Diversified Financial Services	557,445	1.3%
Electric	417,666	1.0%
Electrical Components & Equipment	44,164	0.1%
Electronics	71,294	0.2%
Energy - Alternate Sources	6,621	NM
Engineering & Construction	17,932	NM
Entertainment	10,787	NM
Environmental Control	34,114	0.1%
Food	253,072	0.6%
Forest Products & Paper	38,514	0.1%
Gas	24,699	0.1%
Hand/Machine Tools	15,950	NM
Healthcare - Products	442,360	1.0%
Healthcare - Services	153,245	0.3%
Holding Companies - Diversified	7,542	NM
Home Builders	9,380	NM
Home Furnishings	8,727	NM
Household Products/Wares	52,038	0.1%
Housewares	4,997	NM
Insurance	480,638	1.1%
Internet	400,618	0.9%
Iron/Steel	41,650	0.1%
Leisure Time	27,393	0.1%
Lodging	40,776	0.1%
Machinery - Construction & Mining	81,055	0.2%
Machinery - Diversified	74,913	0.2%
Media	396,252	0.9%
Metal Fabricate/Hardware	24,853	0.1%
Mining	104,089	0.2%
Miscellaneous Manufacturing	497,609	1.1%
Office/Business Equipment	19,195	NM
Oil & Gas	1,293,684	2.9%
Oil & Gas Services	290,343	0.7%
Packaging & Containers	18,736	NM
Pharmaceuticals	681,431	1.5%
Pipelines	56,969	0.1%
REIT	208,482	0.5%
Real Estate	7,020	NM
Retail	752,197	1.7%
Savings & Loans	4,736	NM
Semiconductors	301,363	0.7%
Software	556,761	1.3%
Telecommunications	653,363	1.5%
Textiles	4,557	NM
Toys/Games/Hobbies	16,169	NM
Transportation	246,473	0.6%
Other**	31,043,471	70.6%
Total	$44,003,764	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM Not meaningful, amount is less than 0.05%.

REIT Real Estate Investment Trust

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2011

	Shares	Value
Common Stocks (62.6%)
1st Source Corp. (Banks)	306	$7,053
3D Systems Corp.* (Computers)	306	6,551
99 Cents Only Stores* (Retail)	306	6,043
A123 Systems, Inc.* (Electrical Components & Equipment)	765	3,924
AAON, Inc. (Building Materials)	204	4,627
AAR Corp. (Aerospace/Defense)	306	8,978
Abaxis, Inc.* (Healthcare - Products)	204	4,839
ABIOMED, Inc.* (Healthcare - Products)	255	4,210
ABM Industries, Inc. (Commercial Services)	459	10,327
AboveNet, Inc. (Internet)	204	12,422
Acacia Research Corp.* (Media)	357	15,322
Acadia Realty Trust (REIT)	102	2,141
Accelrys, Inc.* (Software)	816	5,932
Acco Brands Corp.* (Household Products/Wares)	408	3,497
Accretive Health, Inc.* (Commercial Services)	306	9,192
Accuray, Inc.* (Healthcare - Products)	510	3,519
Accuride Corp.* (Auto Parts & Equipment)	204	2,336
ACI Worldwide, Inc.* (Software)	357	12,909
Acorda Therapeutics, Inc.* (Biotechnology)	306	8,690
Actuant Corp. - Class A (Miscellaneous Manufacturing)	510	12,602
Acuity Brands, Inc. (Miscellaneous Manufacturing)	306	14,899
Acxiom Corp.* (Software)	510	7,007
ADTRAN, Inc. (Telecommunications)	408	13,501
Advance America Cash Advance Centers, Inc. (Commercial Services)	510	3,596
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	357	3,788
Advent Software, Inc.* (Software)	255	5,924
Advisory Board Co.* (Commercial Services)	102	5,461
Aeroflex Holding Corp.* (Semiconductors)	102	1,459
Aeropostale, Inc.* (Retail)	612	10,312
Aerovironment, Inc.* (Aerospace/Defense)	102	2,941
AFC Enterprises, Inc.* (Retail)	255	3,940
Affymetrix, Inc.* (Biotechnology)	510	2,882
Air Methods Corp.* (Healthcare - Services)	102	7,150
Air Transport Services Group, Inc.* (Transportation)	459	2,286
Aircastle, Ltd. (Trucking & Leasing)	510	5,839
Akorn, Inc.* (Pharmaceuticals)	459	3,181
Alaska Air Group, Inc.* (Airlines)	255	15,586
Alaska Communications Systems Group, Inc. (Telecommunications)	510	3,687
Albany International Corp. - Class A (Machinery - Diversified)	255	6,775
Align Technology, Inc.* (Healthcare - Products)	459	10,093
Alkermes, Inc.* (Pharmaceuticals)	714	12,309
Allegiant Travel Co.* (Airlines)	102	4,389
ALLETE, Inc. (Electric)	255	10,264
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	459	4,305
Alterra Capital Holdings, Ltd. (Insurance)	714	15,558
Altra Holdings, Inc.* (Machinery - Diversified)	255	5,671
AMAG Pharmaceuticals, Inc.* (Biotechnology)	204	3,021
AMCOL International Corp. (Mining)	204	6,255
Amedisys, Inc.* (Healthcare - Services)	255	6,594
AMERCO* (Trucking & Leasing)	51	4,597
American Assets Trust, Inc. (REIT)	306	6,729
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	561	6,435
American Campus Communities, Inc. (REIT)	408	15,186
American Equity Investment Life Holding Co. (Insurance)	612	7,264
American Greetings Corp. - Class A (Household Products/Wares)	408	9,045
American Public Education, Inc.* (Commercial Services)	153	6,972
American Science & Engineering, Inc. (Electronics)	102	8,275
American States Water Co. (Water)	255	8,718
American Superconductor Corp.* (Electrical Components & Equipment)	357	2,613
American Vanguard Corp. (Chemicals)	204	2,787
Amerigon, Inc.* (Auto Parts & Equipment)	255	4,289
Amerisafe, Inc.* (Insurance)	255	5,485
Ameristar Casinos, Inc. (Lodging)	255	5,661
Ameron International Corp. (Miscellaneous Manufacturing)	102	8,679
Amkor Technology, Inc.* (Semiconductors)	612	3,262
AMN Healthcare Services, Inc.* (Commercial Services)	357	2,877
AmSurg Corp.* (Healthcare - Services)	306	7,782
AmTrust Financial Services, Inc. (Insurance)	153	3,553
Amyris, Inc.* (Energy - Alternate Sources)	153	3,542
Analogic Corp. (Electronics)	153	8,230
Ancestry.com, Inc.* (Internet)	255	9,081
AngioDynamics, Inc.* (Healthcare - Products)	255	3,527
Anixter International, Inc. (Telecommunications)	204	12,734
Ann, Inc.* (Retail)	357	9,261
Anworth Mortgage Asset Corp. (REIT)	1,632	11,310
Apco Oil & Gas International, Inc. (Oil & Gas)	102	8,990
Apogee Enterprises, Inc. (Building Materials)	306	3,504

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
Apollo Investment Corp. (Investment Companies)	1,581	$15,146
Applied Industrial Technologies, Inc. (Machinery - Diversified)	306	9,768
Applied Micro Circuits Corp.* (Semiconductors)	663	4,184
Approach Resources, Inc.* (Oil & Gas)	204	5,296
Arbitron, Inc. (Commercial Services)	204	7,980
Arch Chemicals, Inc. (Chemicals)	255	12,016
Ardea Biosciences, Inc.* (Pharmaceuticals)	153	3,580
Argo Group International Holdings, Ltd. (Insurance)	204	5,998
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,020	12,128
Arkansas Best Corp. (Transportation)	204	4,908
ARMOUR Residential REIT, Inc. (REIT)	357	2,585
ArQule, Inc.* (Biotechnology)	612	3,427
Arris Group, Inc.* (Telecommunications)	867	10,404
ArthroCare Corp.* (Healthcare - Products)	204	6,742
Artio Global Investors, Inc. (Diversified Financial Services)	204	2,244
Aruba Networks, Inc.* (Telecommunications)	612	14,045
Asbury Automotive Group, Inc.* (Retail)	204	4,392
Ascena Retail Group, Inc.* (Retail)	459	14,835
Ascent Media Corp. - Class A* (Entertainment)	153	7,361
Ashford Hospitality Trust (REIT)	306	3,335
Aspen Technology, Inc.* (Software)	612	9,486
Assisted Living Concepts, Inc. - Class A (Healthcare - Services)	204	3,197
Associated Estates Realty Corp. (REIT)	561	10,182
Astec Industries, Inc.* (Machinery - Construction & Mining)	255	9,568
Astoria Financial Corp. (Savings & Loans)	714	8,318
athenahealth, Inc.* (Software)	306	17,990
Atlantic Power Corp. (Electric)	561	8,757
Atlantic Tele-Network, Inc. (Environmental Control)	102	3,853
Atlas Air Worldwide Holdings, Inc.* (Transportation)	204	10,688
ATMI, Inc.* (Semiconductors)	204	3,805
ATP Oil & Gas Corp.* (Oil & Gas)	408	5,912
Atrion Corp. (Healthcare - Products)	51	10,154
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	357	6,690
AVANIR Pharmaceuticals, Inc. - Class A* (Pharmaceuticals)	969	3,634
Aveo Phamaceuticals, Inc.* (Biotechnology)	255	4,873
Avid Technology, Inc.* (Software)	255	3,338
Avis Budget Group, Inc.* (Commercial Services)	816	12,330
Avista Corp. (Electric)	357	9,000
AZZ, Inc. (Miscellaneous Manufacturing)	102	5,103
B&G Foods, Inc. - Class A (Food)	357	6,708
Badger Meter, Inc. (Electronics)	153	5,583
Balchem Corp. (Chemicals)	306	13,394
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	204	3,609
BancorpSouth, Inc. (Banks)	561	7,596
Bank of the Ozarks, Inc. (Banks)	102	5,299
Barnes & Noble, Inc. (Retail)	204	3,550
Barnes Group, Inc. (Miscellaneous Manufacturing)	459	11,177
Basic Energy Services, Inc.* (Oil & Gas Services)	204	6,608
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	357	7,633
Belden, Inc. (Electrical Components & Equipment)	255	9,397
Belo Corp. - Class A* (Media)	663	4,634
Benchmark Electronics, Inc.* (Electronics)	561	8,219
Berkshire Hills Bancorp, Inc. (Savings & Loans)	255	5,590
Berry Petroleum Co. - Class A (Oil & Gas)	357	20,474
BGC Partners, Inc. - Class A (Diversified Financial Services)	714	5,848
Bill Barrett Corp.* (Oil & Gas)	357	17,764
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	255	5,085
BioMed Realty Trust, Inc. (REIT)	867	17,011
BJ’s Restaurants, Inc.* (Retail)	153	7,095
Black Box Corp. (Telecommunications)	255	7,265
Black Hills Corp. (Electric)	306	9,143
Blackbaud, Inc. (Software)	357	9,068
Blackboard, Inc.* (Software)	255	11,108
BlackRock Kelso Capital Corp. (Investment Companies)	663	5,722
Blount International, Inc.* (Machinery - Diversified)	408	6,785
Blue Coat Systems, Inc.* (Internet)	306	6,166
Blue Nile, Inc.* (Internet)	102	4,321
Bob Evans Farms, Inc. (Retail)	255	8,808
Boise, Inc. (Forest Products & Paper)	918	6,362
Boston Beer Co., Inc. - Class A* (Beverages)	51	4,598
Boston Private Financial Holdings, Inc. (Banks)	510	3,534
Bottomline Technologies, Inc.* (Software)	255	5,939
Boyd Gaming Corp.* (Lodging)	510	4,457
BPZ Resources, Inc.* (Oil & Gas)	765	2,769
Brady Corp. - Class A (Electronics)	357	10,567
Bravo Brio Restaurant Group, Inc.* (Retail)	153	3,420
Bridgepoint Education, Inc.* (Commercial Services)	153	3,788
Briggs & Stratton Corp. (Machinery - Diversified)	408	6,993
Brightpoint, Inc.* (Distribution/Wholesale)	561	5,099
Bristow Group, Inc. (Transportation)	306	14,835
BroadSoft, Inc.* (Internet)	204	5,959
Brookline Bancorp, Inc. (Savings & Loans)	510	4,361

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
Brooks Automation, Inc.* (Semiconductors)	510	$4,850
Brown Shoe Co., Inc. (Retail)	306	3,091
Brunswick Corp. (Leisure Time)	663	14,473
Buckeye Technologies, Inc. (Forest Products & Paper)	510	13,714
Buffalo Wild Wings, Inc.* (Retail)	153	9,720
Cabela’s, Inc.* (Retail)	306	8,372
Cabot Microelectronics Corp.* (Chemicals)	153	5,920
CACI International, Inc. - Class A* (Computers)	204	12,052
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	306	2,647
Cal Dive International, Inc.* (Oil & Gas Services)	765	4,269
Cal-Maine Foods, Inc. (Food)	102	3,449
Calgon Carbon Corp.* (Environmental Control)	459	6,835
California Water Service Group (Water)	408	7,470
Caliper Life Sciences, Inc.* (Healthcare - Products)	459	3,741
Calix, Inc.* (Telecommunications)	255	4,677
Callaway Golf Co. (Leisure Time)	510	3,239
Campus Crest Communities, Inc. (REIT)	306	3,666
Cantel Medical Corp. (Healthcare - Products)	102	2,543
Capella Education Co.* (Commercial Services)	153	6,541
Capital Lease Funding, Inc. (REIT)	765	3,404
Capstead Mortgage Corp. (REIT)	816	10,314
Capstone Turbine Corp.* (Electrical Components & Equipment)	2,295	3,328
Cardinal Financial Corp. (Banks)	408	4,378
Cardtronics, Inc.* (Commercial Services)	306	7,032
Carrizo Oil & Gas, Inc.* (Oil & Gas)	306	11,750
Carter’s, Inc.* (Apparel)	357	11,959
Cascade Corp. (Machinery - Diversified)	102	5,099
Casey’s General Stores, Inc. (Retail)	255	11,475
Cash America International, Inc. (Retail)	255	14,270
Cass Information Systems, Inc. (Banks)	102	3,829
Cathay Bancorp, Inc. (Banks)	612	8,482
Cavium, Inc.* (Semiconductors)	408	14,072
Cbeyond, Inc.* (Telecommunications)	255	2,864
CBL & Associates Properties, Inc. (REIT)	1,071	19,021
CEC Entertainment, Inc. (Retail)	204	7,895
Cell Therapeutics, Inc.* (Biotechnology)	1,224	1,652
Centene Corp.* (Healthcare - Services)	408	13,386
Central European Distribution Corp.* (Distribution/Wholesale)	510	4,937
Central Eurpoean Media Enterprises, Ltd. - Class A* (Media)	255	4,876
Central Garden & Pet Co. - Class A* (Household Products/Wares)	408	3,574
Central Vermont Public Service Corp. (Electric)	102	3,579
Century Aluminum Co.* (Mining)	459	5,976
CenturyLink, Inc. (Telecommunications)	1	32
Cenveo, Inc.* (Commercial Services)	561	3,248
Cepheid, Inc.* (Healthcare - Products)	510	19,258
Ceradyne, Inc.* (Miscellaneous Manufacturing)	204	6,612
CEVA, Inc.* (Semiconductors)	204	6,165
CH Energy Group, Inc. (Electric)	204	10,418
Charming Shoppes, Inc.* (Retail)	1,020	4,182
Chart Industries, Inc.* (Machinery - Diversified)	255	13,530
Checkpoint Systems, Inc.* (Electronics)	306	4,804
Cheesecake Factory, Inc.* (Retail)	408	11,763
Chemed Corp. (Commercial Services)	204	12,405
Chemical Financial Corp. (Banks)	663	12,577
Chemtura Corp.* (Chemicals)	765	13,464
Cheniere Energy, Inc.* (Oil & Gas)	561	5,778
Chesapeake Lodging Trust (REIT)	306	5,049
Chesapeake Utilities Corp. (Oil & Gas Services)	102	3,938
Chiquita Brands International, Inc.* (Food)	408	4,831
Churchill Downs, Inc. (Entertainment)	153	6,721
CIBER, Inc.* (Computers)	663	3,328
Cincinnati Bell, Inc.* (Telecommunications)	1,683	5,823
Cinemark Holdings, Inc. (Entertainment)	663	12,922
CIRCOR International, Inc. (Metal Fabricate/Hardware)	102	4,412
Cirrus Logic, Inc.* (Semiconductors)	510	7,742
City Holding Co. (Banks)	153	4,784
Clarcor, Inc. (Miscellaneous Manufacturing)	357	15,729
Clayton Williams Energy, Inc.* (Oil & Gas)	51	3,382
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	459	7,349
Clean Harbors, Inc.* (Environmental Control)	306	16,141
Clearwater Paper Corp.* (Forest Products & Paper)	102	7,715
Cleco Corp. (Electric)	408	14,166
Cloud Peak Energy, Inc.* (Coal)	510	11,373
CNO Financial Group, Inc.* (Insurance)	1,785	13,120
Coca-Cola Bottling Co. (Beverages)	51	3,291
Coeur d’Alene Mines Corp.* (Mining)	714	19,485
Cogent Communications Group, Inc.* (Internet)	357	5,380
Cognex Corp. (Machinery - Diversified)	306	10,389
Cohen & Steers, Inc. (Diversified Financial Services)	102	4,032
Coherent, Inc.* (Electronics)	153	7,349
Cohu, Inc. (Semiconductors)	357	4,470
Coinstar, Inc.* (Commercial Services)	255	12,459

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
Colfax Corp.* (Miscellaneous Manufacturing)	255	$6,903
Collective Brands, Inc.* (Retail)	459	5,407
Colonial Properties Trust (REIT)	612	13,189
Colony Financial, Inc. (REIT)	408	7,185
Columbia Banking System, Inc. (Banks)	459	8,083
Columbia Sportswear Co. (Apparel)	102	5,855
Columbus McKinnon Corp. NY* (Machinery - Diversified)	255	4,195
Comfort Systems USA, Inc. (Building Materials)	408	4,260
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	306	3,244
Community Bank System, Inc. (Banks)	408	10,265
Community Trust Bancorp, Inc. (Banks)	510	13,831
CommVault Systems, Inc.* (Software)	306	11,848
Compass Diversified Holdings (Holding Companies - Diversified)	408	6,108
Complete Production Services, Inc.* (Oil & Gas Services)	612	23,795
Computer Programs & Systems, Inc. (Software)	102	7,487
comScore, Inc.* (Internet)	255	5,562
Comstock Resources, Inc.* (Oil & Gas)	357	11,388
Comtech Telecommunications Corp. (Telecommunications)	255	6,872
Conceptus, Inc.* (Healthcare - Products)	255	2,904
Concur Technologies, Inc.* (Software)	306	13,905
CONMED Corp.* (Healthcare - Products)	255	6,630
Consolidated Communications Holdings, Inc. (Telecommunications)	612	11,028
Consolidated Graphics, Inc.* (Commercial Services)	102	5,262
Constant Contact, Inc.* (Internet)	255	4,827
Contango Oil & Gas Co. (Oil & Gas)	102	6,434
Convergys Corp.* (Commercial Services)	816	10,151
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	459	7,739
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	102	3,798
Coresite Realty Corp. (REIT)	204	3,435
Corinthian Colleges, Inc.* (Commercial Services)	714	2,970
CoStar Group, Inc.* (Commercial Services)	204	11,987
Cousins Properties, Inc. (REIT)	561	4,774
Cracker Barrel Old Country Store, Inc. (Retail)	153	6,902
Credit Acceptance Corp.* (Diversified Financial Services)	51	4,045
CreXus Investment Corp. (REIT)	663	6,968
Crocs, Inc.* (Apparel)	663	20,772
Crosstex Energy, Inc. (Oil & Gas)	357	5,212
CSG Systems International, Inc.* (Software)	306	5,435
CTS Corp. (Electronics)	510	5,013
Cubic Corp. (Electronics)	102	4,951
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	459	15,592
Curtiss-Wright Corp. (Aerospace/Defense)	255	8,150
CVB Financial Corp. (Banks)	714	6,919
CVR Energy, Inc.* (Oil & Gas)	663	17,802
Cyberonics, Inc.* (Healthcare - Products)	255	6,921
Cymer, Inc.* (Electronics)	204	8,982
Cypress Sharpridge Investments, Inc. (REIT)	867	10,673
Daktronics, Inc. (Electronics)	306	3,039
Dana Holding Corp.* (Auto Parts & Equipment)	1,122	18,704
Darling International, Inc.* (Environmental Control)	867	14,635
DCT Industrial Trust, Inc. (REIT)	2,142	11,610
DealerTrack Holdings, Inc.* (Internet)	306	7,096
Delphi Financial Group, Inc. - Class A (Insurance)	459	12,356
Deltic Timber Corp. (Forest Products & Paper)	102	5,289
Deluxe Corp. (Commercial Services)	357	8,404
Denny’s Corp.* (Retail)	1,071	4,081
DepoMed, Inc.* (Pharmaceuticals)	612	4,627
Dexcom, Inc.* (Healthcare - Products)	510	7,232
DG Fastchannel, Inc.* (Media)	204	5,765
Diamond Foods, Inc. (Food)	153	10,953
DiamondRock Hospitality Co. (REIT)	1,428	14,594
Dice Holdings, Inc.* (Internet)	408	5,626
Digi International, Inc.* (Software)	255	3,644
Digital River, Inc.* (Internet)	357	9,103
DigitalGlobe, Inc.* (Telecommunications)	255	6,661
Dime Community Bancshares, Inc. (Savings & Loans)	459	6,449
DineEquity, Inc.* (Retail)	102	5,314
Diodes, Inc.* (Semiconductors)	255	6,005
Dole Food Co., Inc.* (Food)	306	4,342
Dollar Financial Corp.* (Commercial Services)	357	7,715
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	204	14,696
Domino’s Pizza, Inc.* (Retail)	459	12,333
Dorman Products, Inc.* (Auto Parts & Equipment)	153	5,467
Drew Industries, Inc. (Building Materials)	204	4,345
Dril-Quip, Inc.* (Oil & Gas Services)	255	17,980
DTS, Inc.* (Home Furnishings)	153	5,312
Duff & Phelps Corp. - Class A (Diversified Financial Services)	357	4,066
DuPont Fabros Technology, Inc. (REIT)	459	11,700
Dycom Industries, Inc.* (Engineering & Construction)	306	5,214
Dynavax Technologies Corp.* (Biotechnology)	1,173	3,284

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
Dynegy, Inc. - Class A* (Electric)	765	$4,376
Dynex Capital, Inc. (REIT)	459	4,177
E.W. Scripps Co.* (Media)	408	3,517
Eagle Materials, Inc. (Building Materials)	306	7,604
EarthLink, Inc. (Internet)	867	6,971
EastGroup Properties, Inc. (REIT)	153	6,812
Eastman Kodak Co.* (Miscellaneous Manufacturing)	2,040	4,896
Ebix, Inc.* (Software)	204	4,017
Echelon Corp.* (Computers)	306	2,537
Education Realty Trust, Inc. (REIT)	612	5,373
El Paso Electric Co. (Electric)	357	11,942
Electro Rent Corp. (Commercial Services)	306	4,945
Electro Scientific Industries, Inc.* (Electronics)	204	3,919
Electronics for Imaging, Inc.* (Computers)	357	6,144
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	153	4,930
EMCOR Group, Inc.* (Engineering & Construction)	510	14,239
Emergent Biosolutions, Inc.* (Biotechnology)	204	4,213
Emeritus Corp.* (Healthcare - Services)	306	6,013
Empire District Electric Co. (Electric)	306	6,245
Employers Holdings, Inc. (Insurance)	306	4,547
Emulex Corp.* (Semiconductors)	663	5,602
Encore Capital Group, Inc.* (Diversified Financial Services)	153	4,185
Encore Wire Corp. (Electrical Components & Equipment)	153	3,368
Endeavour International Corp.* (Oil & Gas)	408	5,116
Endologix, Inc.* (Healthcare - Products)	408	3,705
Energy Partners, Ltd.* (Oil & Gas)	357	6,073
Energy XXI (Bermuda), Ltd.* (Oil & Gas)	561	18,406
EnergySolutions, Inc. (Environmental Control)	561	2,839
EnerNOC, Inc.* (Electric)	204	3,415
EnerSys* (Electrical Components & Equipment)	357	11,417
Ennis, Inc. (Household Products/Wares)	255	4,473
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	153	7,075
Enstar Group, Ltd.* (Insurance)	51	5,388
Entegris, Inc.* (Semiconductors)	969	8,304
Entertainment Properties Trust (REIT)	306	14,226
Entropic Communications, Inc.* (Semiconductors)	612	4,088
Enzon Pharmaceuticals, Inc.* (Biotechnology)	510	4,957
EPIQ Systems, Inc. (Software)	357	4,612
Equity Lifestyle Properties, Inc. (REIT)	204	13,293
Equity One, Inc. (REIT)	153	2,968
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	153	5,306
Esterline Technologies Corp.* (Aerospace/Defense)	204	15,579
Ethan Allen Interiors, Inc. (Home Furnishings)	204	3,754
Euronet Worldwide, Inc.* (Commercial Services)	408	7,001
Evercore Partners, Inc. - Class A (Diversified Financial Services)	153	4,350
Exact Sciences Corp.* (Biotechnology)	459	3,920
ExamWorks Group, Inc.* (Commercial Services)	204	4,464
Exelixis, Inc.* (Biotechnology)	1,020	7,854
Exide Technologies* (Electrical Components & Equipment)	765	5,477
Exlservice Holdings, Inc.* (Commercial Services)	102	2,381
Exponent, Inc.* (Commercial Services)	204	8,529
Express, Inc. (Retail)	408	9,156
Exterran Holdings, Inc.* (Oil & Gas Services)	459	8,482
Extra Space Storage, Inc. (REIT)	561	11,927
EZCORP, Inc. - Class A* (Retail)	357	11,881
F.N.B. Corp. (Banks)	918	9,180
Fabrinet* (Miscellaneous Manufacturing)	153	2,356
Fair Isaac Corp. (Software)	306	9,103
FARO Technologies, Inc.* (Electronics)	153	6,236
FBL Financial Group, Inc. - Class A (Insurance)	153	4,816
Federal Signal Corp. (Miscellaneous Manufacturing)	816	4,716
FEI Co.* (Electronics)	306	10,110
FelCor Lodging Trust, Inc.* (REIT)	1,326	6,816
Ferro Corp.* (Chemicals)	612	7,968
Fifth Street Finance Corp. (Investment Companies)	714	7,511
Financial Engines, Inc.* (Diversified Financial Services)	357	8,482
Finisar Corp.* (Telecommunications)	663	11,298
First American Financial Corp. (Insurance)	867	13,863
First Busey Corp. (Banks)	1,071	5,558
First Cash Financial Services, Inc.* (Retail)	255	11,034
First Commonwealth Financial Corp. (Banks)	969	4,981
First Financial Bancorp (Banks)	357	5,716
First Financial Bankshares, Inc. (Banks)	306	9,862
First Financial Corp. (Banks)	102	3,375
First Industrial Realty Trust, Inc.* (REIT)	510	6,043
First Midwest Bancorp, Inc. (Banks)	612	7,295
First Potomac Realty Trust (REIT)	306	4,780
FirstMerit Corp. (Banks)	714	10,432
Flagstone Reinsurance Holdings S.A. (Insurance)	510	4,544
Flotek Industries, Inc.* (Miscellaneous Manufacturing)	408	3,847
Flushing Financial Corp. (Savings & Loans)	357	4,398

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
Force Protection, Inc.* (Auto Manufacturers)	765	$3,496
Forestar Group, Inc.* (Real Estate)	306	4,988
FormFactor, Inc.* (Semiconductors)	867	7,968
Forrester Research, Inc. (Commercial Services)	153	4,835
Forward Air Corp. (Transportation)	255	7,946
FPIC Insurance Group, Inc.* (Insurance)	102	4,255
Franklin Electric Co., Inc. (Hand/Machine Tools)	153	6,678
Franklin Street Properties Corp. (REIT)	612	7,717
Fred’s, Inc. (Retail)	510	6,722
Fresh Del Monte Produce, Inc. (Food)	255	6,250
Frontline, Ltd. (Transportation)	357	4,106
FTI Consulting, Inc.* (Commercial Services)	306	11,105
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	153	3,250
Fuller (H.B.) Co. (Chemicals)	408	9,327
FX Energy, Inc.* (Oil & Gas)	561	5,363
G & K Services, Inc. (Textiles)	204	6,950
G-III Apparel Group, Ltd.* (Apparel)	153	4,723
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	51	2,467
Gaylord Entertainment Co.* (Lodging)	306	8,978
GenCorp, Inc.* (Aerospace/Defense)	561	3,175
Generac Holdings, Inc.* (Electrical Components & Equipment)	255	4,730
General Communication, Inc. - Class A* (Telecommunications)	408	4,631
Genesco, Inc.* (Retail)	153	7,925
Genesee & Wyoming, Inc. - Class A* (Transportation)	357	19,649
Genomic Health, Inc.* (Healthcare - Products)	153	4,108
Gentiva Health Services, Inc.* (Healthcare - Services)	255	4,587
GeoEye, Inc.* (Telecommunications)	204	8,152
GeoResources, Inc.* (Oil & Gas)	255	6,508
Georgia Gulf Corp.* (Chemicals)	255	5,110
Geron Corp.* (Biotechnology)	1,326	5,105
Getty Realty Corp. (REIT)	255	5,916
GFI Group, Inc. (Diversified Financial Services)	816	3,705
Gibraltar Industries, Inc.* (Iron/Steel)	306	3,146
Glacier Bancorp, Inc. (Banks)	816	10,722
Glatfelter (Forest Products & Paper)	408	6,157
Glimcher Realty Trust (REIT)	765	7,535
Global Crossing, Ltd.* (Telecommunications)	204	7,024
Global Geophysical Services, Inc.* (Oil & Gas Services)	153	2,610
Global Industries, Ltd.* (Oil & Gas Services)	816	4,186
Global Power Equipment Group, Inc.* (Machinery - Diversified)	51	1,324
Globe Specialty Metals, Inc. (Mining)	561	12,948
Globecomm Systems, Inc.* (Telecommunications)	204	2,848
GNC Acquisition Holdings, Inc. - Class A* (Retail)	153	3,856
Golar LNG, Ltd. (Transportation)	255	9,723
Gold Resource Corp. (Mining)	204	5,063
Golden Star Resources, Ltd.* (Mining)	2,346	5,935
Goodrich Petroleum Corp.* (Oil & Gas)	255	5,057
Government Properties Income Trust (REIT)	306	7,567
Graham Packaging Co., Inc.* (Packaging & Containers)	204	5,171
Grand Canyon Education, Inc.* (Commercial Services)	255	3,924
Granite Construction, Inc. (Engineering & Construction)	306	7,154
Graphic Packaging Holding Co.* (Packaging & Containers)	1,326	6,564
Great Lakes Dredge & Dock Co. (Commercial Services)	612	3,641
Greatbatch, Inc.* (Electrical Components & Equipment)	204	5,084
Greenlight Capital Re, Ltd. - Class A* (Insurance)	306	7,577
Griffon Corp.* (Miscellaneous Manufacturing)	510	4,820
Group 1 Automotive, Inc. (Retail)	204	9,717
GT Solar International, Inc.* (Semiconductors)	918	12,522
Gulf Island Fabrication, Inc. (Oil & Gas Services)	153	5,294
GulfMark Offshore, Inc. - Class A* (Transportation)	204	9,943
Gulfport Energy Corp.* (Oil & Gas)	306	11,157
H&E Equipment Services, Inc.* (Commercial Services)	306	3,672
Haemonetics Corp.* (Healthcare - Products)	153	10,021
Halozyme Therapeutics, Inc.* (Biotechnology)	867	6,017
Hancock Holding Co. (Banks)	561	18,485
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	255	5,358
Harleysville Group, Inc. (Insurance)	204	6,165
Harmonic, Inc.* (Telecommunications)	1,020	5,539
Harte-Hanks, Inc. (Advertising)	408	3,333
Harvest Natural Resources, Inc.* (Oil & Gas)	306	4,192
Hatteras Financial Corp. (REIT)	663	17,782
Haynes International, Inc. (Metal Fabricate/Hardware)	102	6,389
Healthcare Realty Trust, Inc. (REIT)	510	9,996
Healthcare Services Group, Inc. (Commercial Services)	663	10,402
HEALTHSOUTH Corp.* (Healthcare - Services)	714	17,422
HealthSpring, Inc.* (Healthcare - Services)	510	20,930
Healthways, Inc.* (Healthcare - Services)	306	4,569
Heartland Express, Inc. (Transportation)	408	6,251

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
Heartland Payment Systems, Inc. (Commercial Services)	306	$6,438
HeartWare International, Inc.* (Healthcare - Products)	102	6,777
Heckmann Corp.* (Beverages)	816	4,920
Hecla Mining Co.* (Mining)	2,397	18,625
HEICO Corp. (Aerospace/Defense)	306	15,992
Heidrick & Struggles International, Inc. (Commercial Services)	153	4,070
Helen of Troy, Ltd.* (Household Products/Wares)	255	8,224
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	867	16,976
Hercules Offshore, Inc.* (Oil & Gas Services)	816	3,835
Hercules Technology Growth Capital, Inc. (Investment Companies)	561	5,273
Herman Miller, Inc. (Office Furnishings)	408	9,388
Hersha Hospitality Trust (REIT)	1,275	6,681
Hexcel Corp.* (Aerospace/Defense Equipment)	765	18,314
HFF, Inc. - Class A* (Real Estate)	255	3,851
Hibbett Sports, Inc.* (Retail)	204	8,005
Higher One Holdings, Inc.* (Diversified Financial Services)	255	5,062
Highwoods Properties, Inc. (REIT)	306	10,536
Hillenbrand, Inc. (Commercial Services)	459	10,048
Hilltop Holdings, Inc.* (Real Estate)	510	4,463
Hittite Microwave Corp.* (Semiconductors)	255	14,277
HMS Holdings Corp.* (Commercial Services)	255	19,278
HNI Corp. (Office Furnishings)	357	7,465
Home Bancshares, Inc. (Banks)	204	4,808
Home Properties, Inc. (REIT)	204	13,366
Horace Mann Educators Corp. (Insurance)	357	5,198
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	204	5,679
Horsehead Holding Corp.* (Mining)	306	3,418
Hot Topic, Inc. (Retail)	357	2,667
HSN, Inc.* (Retail)	306	10,003
Hub Group, Inc. - Class A* (Transportation)	306	10,857
Hudson Pacific Properties, Inc. (REIT)	255	3,889
Huron Consulting Group, Inc.* (Commercial Services)	204	6,603
Hypercom Corp.* (Telecommunications)	510	4,136
Hyperdynamics Corp.* (Oil & Gas)	1,326	7,028
IBERIABANK Corp. (Banks)	204	10,398
ICF International, Inc.* (Commercial Services)	204	4,765
ICG Group, Inc.* (Internet)	306	3,381
Iconix Brand Group, Inc.* (Apparel)	561	13,088
ICU Medical, Inc.* (Healthcare - Products)	204	8,666
IDACORP, Inc. (Electric)	306	11,998
IDT Corp. (Telecommunications)	102	2,461
iGATE Corp. (Computers)	255	3,822
II-VI, Inc.* (Electronics)	408	10,212
Immucor, Inc.* (Healthcare - Products)	561	14,866
ImmunoGen, Inc.* (Biotechnology)	612	8,280
Impax Laboratories, Inc.* (Pharmaceuticals)	459	9,722
Incyte, Corp.* (Biotechnology)	663	11,563
Independent Bank Corp./MA (Banks)	255	6,770
Infinera Corp.* (Telecommunications)	1,071	6,887
Infinity Property & Casualty Corp. (Insurance)	102	5,168
InfoSpace, Inc.* (Internet)	510	4,860
Inland Real Estate Corp. (REIT)	663	5,848
Innophos Holdings, Inc. (Chemicals)	153	7,375
Innospec, Inc.* (Chemicals)	153	4,914
Inphi Corp.* (Semiconductors)	153	1,942
Insight Enterprises, Inc.* (Retail)	408	6,867
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	306	6,135
Insperity, Inc. (Commercial Services)	204	5,961
Insulet Corp.* (Healthcare - Products)	357	7,019
Integra LifeSciences Holdings* (Biotechnology)	153	6,896
Integrated Device Technology, Inc.* (Semiconductors)	1,071	7,326
Inter Parfums, Inc. (Cosmetics/Personal Care)	153	3,066
Interactive Intelligence Group, Inc.* (Software)	153	5,816
InterDigital, Inc. (Telecommunications)	357	24,365
Interface, Inc. - Class A (Office Furnishings)	357	5,719
Interline Brands, Inc.* (Building Materials)	306	5,119
Intermec, Inc.* (Machinery - Diversified)	408	4,398
InterMune, Inc.* (Biotechnology)	357	11,917
Internap Network Services Corp.* (Internet)	408	2,538
International Bancshares Corp. (Banks)	357	6,005
International Speedway Corp. - Class A (Entertainment)	204	5,706
Interval Leisure Group, Inc.* (Leisure Time)	357	4,587
INTL FCStone, Inc.* (Diversified Financial Services)	153	3,516
Intralinks Holdings, Inc.* (Internet)	255	3,896
Invacare Corp. (Healthcare - Products)	153	4,587
Invesco Mortgage Capital, Inc. (REIT)	561	10,984
Investment Technology Group, Inc.* (Diversified Financial Services)	357	4,345
Investors Bancorp, Inc.* (Savings & Loans)	561	7,764
Investors Real Estate Trust (REIT)	714	5,805
ION Geophysical Corp.* (Oil & Gas Services)	969	9,826
IPC The Hospitalist Co.* (Healthcare - Services)	153	6,920
Iridium Communications, Inc.* (Telecommunications)	408	3,480

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
iRobot Corp.* (Machinery - Diversified)	204	$7,132
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	510	7,624
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,071	9,253
iStar Financial, Inc.* (REIT)	1,020	7,150
Ixia* (Telecommunications)	306	3,060
IXYS Corp.* (Semiconductors)	255	3,478
J & J Snack Foods Corp. (Food)	153	7,909
j2 Global Communications, Inc.* (Internet)	408	10,910
Jack Henry & Associates, Inc. (Computers)	612	17,717
Jack in the Box, Inc.* (Retail)	408	9,270
Jaguar Mining, Inc.* (Mining)	765	3,649
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	255	4,450
James River Coal Co.* (Coal)	357	6,769
Jazz Pharmaceuticals, Inc.* (Pharmaceuticals)	204	8,256
JDA Software Group, Inc.* (Software)	306	8,556
JetBlue Airways Corp.* (Airlines)	1,938	9,283
John Bean Technologies Corp. (Miscellaneous Manufacturing)	357	6,305
Jos. A. Bank Clothiers, Inc.* (Retail)	204	10,467
K12, Inc.* (Commercial Services)	255	8,180
Kadant, Inc.* (Machinery - Diversified)	153	4,025
Kaiser Aluminum Corp. (Mining)	153	8,540
Kaman Corp. (Aerospace/Defense)	204	7,266
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	408	6,361
Kaydon Corp. (Metal Fabricate/Hardware)	255	9,091
KB Home (Home Builders)	765	6,495
KBW, Inc. (Diversified Financial Services)	306	5,233
Kelly Services, Inc. - Class A* (Commercial Services)	204	3,193
KEMET Corp.* (Electronics)	306	3,733
Kenexa Corp.* (Commercial Services)	204	5,216
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	714	3,149
Key Energy Services, Inc.* (Oil & Gas Services)	969	18,886
Kforce, Inc.* (Commercial Services)	306	4,217
Kilroy Realty Corp. (REIT)	510	19,676
Kindred Healthcare, Inc.* (Healthcare - Services)	408	7,687
KIT Digital, Inc.* (Internet)	357	4,159
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	867	9,806
Knight Transportation, Inc. (Transportation)	459	7,225
Knightsbridge Tankers, Ltd. (Transportation)	153	3,150
Knoll, Inc. (Office Furnishings)	357	6,515
Knology, Inc.* (Telecommunications)	255	3,501
Kodiak Oil & Gas Corp.* (Oil & Gas)	1,428	9,696
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	153	5,664
Korn/Ferry International* (Commercial Services)	357	7,690
Kraton Performance Polymers, Inc.* (Chemicals)	255	9,205
Krispy Kreme Doughnuts, Inc.* (Retail)	459	3,755
Kulicke & Soffa Industries, Inc.* (Semiconductors)	561	5,161
La-Z-Boy, Inc.* (Home Furnishings)	459	4,025
Laclede Group, Inc. (Gas)	357	13,298
Lakeland Financial Corp. (Banks)	408	9,200
Lancaster Colony Corp. (Miscellaneous Manufacturing)	153	9,200
Landauer, Inc. (Commercial Services)	102	5,758
LaSalle Hotel Properties (REIT)	714	17,857
Lattice Semiconductor Corp.* (Semiconductors)	969	6,008
Layne Christensen Co.* (Engineering & Construction)	153	4,484
Leap Wireless International, Inc.* (Telecommunications)	459	6,178
Lexington Realty Trust (REIT)	969	8,140
LHC Group, Inc.* (Healthcare - Services)	153	3,485
Life Time Fitness, Inc.* (Leisure Time)	306	12,779
Limelight Networks, Inc.* (Internet)	663	2,732
Lincoln Educational Services Corp. (Commercial Services)	204	3,648
Lindsay Manufacturing Co. (Machinery - Diversified)	102	6,457
Liquidity Services, Inc.* (Internet)	153	3,700
Lithia Motors, Inc. - Class A (Retail)	255	5,263
Littelfuse, Inc. (Electrical Components & Equipment)	153	7,817
Live Nation, Inc.* (Commercial Services)	1,020	11,322
LivePerson, Inc.* (Computers)	459	5,650
Liz Claiborne, Inc.* (Apparel)	612	3,917
LogMeIn, Inc.* (Telecommunications)	153	5,439
Loral Space & Communications, Inc.* (Telecommunications)	102	6,659
Louisiana-Pacific Corp.* (Forest Products & Paper)	1,071	8,300
LSB Industries, Inc.* (Miscellaneous Manufacturing)	153	6,080
LTC Properties, Inc. (REIT)	204	5,539
LTX-Credence Corp.* (Semiconductors)	459	3,300
Lufkin Industries, Inc. (Oil & Gas Services)	204	16,622
Lumber Liquidators Holdings, Inc.* (Retail)	204	3,205
Luminex Corp.* (Healthcare - Products)	306	6,227
M.D.C. Holdings, Inc. (Home Builders)	306	6,919
Magellan Health Services, Inc.* (Healthcare - Services)	255	13,285
Magma Design Automation, Inc.* (Electronics)	510	3,794
Magnum Hunter Resources Corp.* (Oil & Gas)	1,020	7,324

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
Maiden Holdings, Ltd. (Insurance)	459	$4,255
Maidenform Brands, Inc.* (Apparel)	204	5,273
Main Street Capital Corp. (Investment Companies)	306	5,343
MAKO Surgical Corp.* (Healthcare - Products)	255	7,347
Manhattan Associates, Inc.* (Computers)	153	5,707
MannKind Corp.* (Pharmaceuticals)	714	2,370
ManTech International Corp. - Class A (Software)	204	8,323
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	255	3,917
MarketAxess Holdings, Inc. (Diversified Financial Services)	255	6,663
Marten Transport, Ltd. (Transportation)	153	3,147
Masimo Corp. (Healthcare - Products)	357	9,917
MasTec, Inc.* (Telecommunications)	459	9,584
Materion Corp.* (Mining)	153	5,832
Matrix Service Co.* (Oil & Gas Services)	255	3,555
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	306	11,074
MAXIMUS, Inc. (Commercial Services)	306	11,821
Maxwell Technologies, Inc.* (Computers)	306	5,162
MB Financial, Inc. (Banks)	357	7,208
MCG Capital Corp. (Investment Companies)	1,224	6,818
McGrath Rentcorp (Commercial Services)	306	7,965
McMoRan Exploration Co.* (Oil & Gas)	816	13,741
MDC Partners, Inc. - Class A (Advertising)	204	4,074
Meadowbrook Insurance Group, Inc. (Insurance)	1,377	12,944
Measurement Specialties, Inc.* (Electronics)	153	4,997
MedAssets, Inc.* (Software)	408	5,169
Medical Properties Trust, Inc. (REIT)	1,020	11,995
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	408	15,169
Medidata Solutions, Inc.* (Software)	153	3,126
Medifast, Inc.* (Commercial Services)	102	1,969
Medivation, Inc.* (Pharmaceuticals)	255	5,411
MedQuist Holdings, Inc.* (Software)	255	3,414
Mentor Graphics Corp.* (Computers)	663	7,578
Mercury Computer Systems, Inc.* (Computers)	306	5,138
Meredith Corp. (Media)	255	7,612
Meridian Bioscience, Inc. (Healthcare - Products)	357	7,711
Merit Medical Systems, Inc.* (Healthcare - Products)	255	3,996
Meritage Homes Corp.* (Home Builders)	306	6,686
Meritor, Inc.* (Auto Parts & Equipment)	765	10,327
Methode Electronics, Inc. (Electronics)	510	5,396
MF Global Holdings, Ltd.* (Diversified Financial Services)	1,224	9,021
MFA Financial, Inc. (REIT)	2,754	20,627
MGE Energy, Inc. (Electric)	408	16,761
MGIC Investment Corp.* (Insurance)	1,428	5,683
Micrel, Inc. (Semiconductors)	357	3,624
Micromet, Inc.* (Biotechnology)	867	4,907
Microsemi Corp.* (Semiconductors)	663	13,161
MicroStrategy, Inc. - Class A* (Software)	51	8,128
Mid-America Apartment Communities, Inc. (REIT)	255	18,051
Mine Safety Appliances Co. (Environmental Control)	204	6,960
Minerals Technologies, Inc. (Chemicals)	153	9,911
MIPS Technologies, Inc.* (Semiconductors)	408	2,929
MKS Instruments, Inc. (Semiconductors)	408	10,180
Mobile Mini, Inc.* (Storage/Warehousing)	306	6,460
Modine Manufacturing Co.* (Auto Parts & Equipment)	459	6,844
Molina Healthcare, Inc.* (Healthcare - Services)	306	6,931
Momenta Pharmaceuticals, Inc.* (Biotechnology)	459	8,106
Monolithic Power Systems, Inc.* (Semiconductors)	255	3,440
Monotype Imaging Holdings, Inc.* (Software)	306	4,192
Monro Muffler Brake, Inc. (Commercial Services)	255	9,119
Montpelier Re Holdings, Ltd. (Insurance)	510	8,803
Moog, Inc. - Class A* (Aerospace/Defense)	357	14,619
Motricity, Inc.* (Telecommunications)	306	1,818
Move, Inc.* (Internet)	1,173	2,405
MTS Systems Corp. (Computers)	153	6,030
Mueller Industries, Inc. (Metal Fabricate/Hardware)	306	11,484
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	1,632	5,337
MVC Capital, Inc. (Investment Companies)	306	3,828
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	102	9,084
Myers Industries, Inc. (Miscellaneous Manufacturing)	357	4,248
MYR Group, Inc.* (Engineering & Construction)	204	4,955
NACCO Industries, Inc. - Class A (Machinery - Diversified)	51	4,635
Nanometrics, Inc.* (Semiconductors)	204	3,446
Nash Finch Co. (Food)	102	3,652
National CineMedia, Inc. (Entertainment)	408	6,010
National Financial Partners* (Diversified Financial Services)	357	4,045

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
National Health Investors, Inc. (REIT)	255	$11,600
National Healthcare Corp. (Healthcare - Services)	153	7,278
National Penn Bancshares, Inc. (Banks)	969	7,791
National Presto Industries, Inc. (Housewares)	51	5,189
National Retail Properties, Inc. (REIT)	510	12,796
National Western Life Insurance Co. - Class A (Insurance)	51	8,738
Natus Medical, Inc.* (Healthcare - Products)	255	2,940
Navigant Consulting Co.* (Commercial Services)	408	4,802
NBT Bancorp, Inc. (Banks)	867	19,109
Neenah Paper, Inc. (Forest Products & Paper)	153	3,089
Nektar Therapeutics* (Biotechnology)	918	5,912
Nelnet, Inc. - Class A (Diversified Financial Services)	255	5,141
Neogen Corp.* (Pharmaceuticals)	255	10,547
Neoprobe Corp.* (Healthcare - Products)	663	1,903
NETGEAR, Inc.* (Telecommunications)	255	8,392
Netlogic Microsystems, Inc.* (Semiconductors)	510	17,620
NetScout Systems, Inc.* (Computers)	357	5,444
NetSuite, Inc.* (Software)	204	7,999
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	408	3,154
Neutral Tandem, Inc.* (Telecommunications)	306	4,691
New Jersey Resources Corp. (Gas)	357	15,569
Newcastle Investment Corp. (REIT)	663	3,985
NewMarket Corp. (Chemicals)	51	8,365
Newpark Resources, Inc.* (Oil & Gas Services)	663	6,159
Newport Corp.* (Electronics)	357	5,548
NIC, Inc. (Internet)	561	7,164
Noranda Aluminum Holding Corp.* (Mining)	255	3,539
Nordic American Tankers, Ltd. (Transportation)	357	7,311
Northern Oil and Gas, Inc.* (Oil & Gas)	459	10,162
NorthStar Realty Finance Corp. (REIT)	1,173	4,551
Northwest Bancshares, Inc. (Savings & Loans)	1,275	15,670
Northwest Natural Gas Co. (Gas)	204	9,100
NorthWestern Corp. (Electric)	306	9,798
NPS Pharmaceuticals, Inc.* (Biotechnology)	714	6,897
NTELOS Holdings Corp. (Telecommunications)	357	6,933
Nu Skin Enterprises, Inc. (Retail)	357	13,402
Nutrisystem, Inc. (Commercial Services)	255	3,810
NuVasive, Inc.* (Healthcare - Products)	306	8,758
NxStage Medical, Inc.* (Healthcare - Products)	357	6,569
Oasis Petroleum, Inc.* (Oil & Gas)	408	12,052
Oclaro, Inc.* (Telecommunications)	357	1,678
Ocwen Financial Corp.* (Diversified Financial Services)	561	7,231
OCZ Technology Group, Inc.* (Computers)	408	3,064
Office Depot, Inc.* (Retail)	1,938	7,326
OfficeMax, Inc.* (Retail)	612	4,333
Old Dominion Freight Line, Inc.* (Transportation)	357	13,227
Old National Bancorp (Banks)	612	6,242
Olin Corp. (Chemicals)	561	11,731
OM Group, Inc.* (Chemicals)	255	9,251
OMEGA Healthcare Investors, Inc. (REIT)	714	14,023
Omnicell, Inc.* (Software)	255	4,363
OmniVision Technologies, Inc.* (Semiconductors)	408	11,930
Omnova Solutions, Inc.* (Chemicals)	357	2,413
On Assignment, Inc.* (Commercial Services)	306	3,121
Oncothyreon, Inc.* (Biotechnology)	306	2,451
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	459	15,138
OpenTable, Inc.* (Internet)	153	10,842
Opko Health, Inc.* (Pharmaceuticals)	1,836	7,987
Oplink Communications, Inc.* (Telecommunications)	204	3,444
OPNET Technologies, Inc. (Software)	102	3,500
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	357	3,777
optionsXpress Holdings, Inc. (Diversified Financial Services)	255	3,851
OraSure Technologies, Inc.* (Healthcare - Products)	459	4,223
Orbital Sciences Corp.* (Aerospace/Defense)	612	10,600
Orient-Express Hotels, Ltd. - Class A* (Lodging)	867	8,575
Oriental Financial Group, Inc. (Banks)	612	7,601
Oritani Financial Corp. (Savings & Loans)	765	9,899
Ormat Technologies, Inc. (Electric)	153	3,192
Orthofix International N.V.* (Healthcare - Products)	153	6,461
OSI Systems, Inc.* (Electronics)	153	6,317
Otter Tail Corp. (Electric)	408	8,478
Overseas Shipholding Group, Inc. (Transportation)	204	4,965
Owens & Minor, Inc. (Distribution/Wholesale)	561	17,110
Oxford Industries, Inc. (Apparel)	102	3,996
OYO Geospace Corp.* (Oil & Gas Services)	51	5,173
P.F. Chang’s China Bistro, Inc. (Retail)	153	5,038
Pacific Biosciences of California, Inc.* (Biotechnology)	306	3,369
PacWest Bancorp (Banks)	204	4,049

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
PAETEC Holding Corp.* (Telecommunications)	969	$4,283
Papa John’s International, Inc.* (Retail)	153	4,775
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	204	6,608
Parametric Technology Corp.* (Software)	867	18,025
Paramount Gold and Silver Corp.* (Mining)	969	2,917
PAREXEL International Corp.* (Commercial Services)	459	9,423
Park Electrochemical Corp. (Electronics)	306	8,005
Park National Corp. (Banks)	153	9,431
Parker Drilling Co.* (Oil & Gas)	918	5,820
Parkway Properties, Inc. (REIT)	204	3,597
Patriot Coal Corp.* (Coal)	765	14,466
PDL BioPharma, Inc. (Biotechnology)	1,275	7,892
Pebblebrook Hotel Trust (REIT)	459	9,074
Peet’s Coffee & Tea, Inc.* (Beverages)	102	5,957
Pegasystems, Inc. (Software)	153	6,175
Pendrell Corp.* (Commercial Services)	1,326	3,713
Penn Virginia Corp. (Oil & Gas)	408	5,353
PennantPark Investment Corp. (Investment Companies)	561	5,958
Pennsylvania REIT (REIT)	459	6,701
PennyMac Mortgage Investment Trust (REIT)	408	6,532
Penske Automotive Group, Inc. (Retail)	306	6,772
Perry Ellis International, Inc.* (Apparel)	153	3,576
Petroleum Development* (Oil & Gas)	204	7,409
PetroQuest Energy, Inc.* (Oil & Gas)	510	4,146
Pharmacyclics, Inc.* (Pharmaceuticals)	357	4,466
PharMerica Corp.* (Pharmaceuticals)	255	3,256
PHH Corp.* (Commercial Services)	459	8,611
Photronics, Inc.* (Semiconductors)	408	3,052
PICO Holdings, Inc.* (Water)	204	5,571
Piedmont Natural Gas Co., Inc. (Gas)	510	14,877
Pier 1 Imports, Inc.* (Retail)	816	8,968
Pinnacle Entertainment, Inc.* (Entertainment)	459	6,623
Pinnacle Financial Partners, Inc.* (Banks)	255	3,889
Pioneer Drilling Co.* (Oil & Gas)	408	6,638
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	204	6,014
Plantronics, Inc. (Telecommunications)	408	13,974
Platinum Underwriters Holdings, Ltd. (Insurance)	255	8,759
Plexus Corp.* (Electronics)	255	7,525
PMFG, Inc.* (Miscellaneous Manufacturing)	204	3,829
PNM Resources, Inc. (Electric)	663	9,958
PolyOne Corp. (Chemicals)	663	10,276
Pool Corp. (Distribution/Wholesale)	408	10,914
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	153	12,382
Portland General Electric Co. (Electric)	408	10,110
Post Properties, Inc. (REIT)	357	15,137
Potlatch Corp. (Forest Products & Paper)	306	10,165
Powell Industries, Inc.* (Electrical Components & Equipment)	102	3,931
Power Integrations, Inc. (Semiconductors)	204	7,240
Power-One, Inc.* (Electrical Components & Equipment)	561	4,045
Powerwave Technologies, Inc.* (Telecommunications)	1,530	3,320
Premiere Global Services, Inc.* (Telecommunications)	612	5,178
Prestige Brands Holdings, Inc.* (Healthcare - Products)	408	4,986
PriceSmart, Inc. (Retail)	153	8,954
Primerica, Inc. (Insurance)	306	6,616
Primoris Services Corp. (Holding Companies - Diversified)	255	3,111
PrivateBancorp, Inc. (Banks)	408	4,810
ProAssurance Corp.* (Insurance)	255	17,761
Progress Software Corp.* (Software)	510	12,291
PROS Holdings, Inc.* (Software)	204	3,329
Prospect Capital Corp. (Investment Companies)	765	7,114
Prosperity Bancshares, Inc. (Banks)	306	12,708
Provident Financial Services, Inc. (Savings & Loans)	663	9,189
Provident New York Bancorp (Savings & Loans)	714	5,384
PS Business Parks, Inc. (REIT)	102	5,795
PSS World Medical, Inc.* (Healthcare - Products)	357	8,543
QLIK Technologies, Inc.* (Software)	510	15,458
Quad Graphics, Inc. (Commercial Services)	153	5,150
Quaker Chemical Corp. (Chemicals)	153	6,203
Quality Systems, Inc. (Software)	153	13,978
Quanex Building Products Corp. (Building Materials)	357	5,594
Quantum Corp.* (Computers)	1,785	4,695
Quest Software, Inc.* (Software)	459	8,712
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	408	12,668
Quidel Corp.* (Healthcare - Products)	255	3,815
Quiksilver, Inc.* (Apparel)	1,122	5,902
QuinStreet, Inc.* (Internet)	204	2,548
Radian Group, Inc. (Insurance)	1,071	3,395
Radiant Systems, Inc.* (Computers)	306	8,626
Rambus, Inc.* (Semiconductors)	714	9,910
Ramco-Gershenson Properties Trust (REIT)	102	1,252
Raven Industries, Inc. (Miscellaneous Manufacturing)	153	8,083
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	204	7,746
RealD, Inc.* (Computers)	255	3,947
RealPage, Inc.* (Software)	255	6,133
Red Robin Gourmet Burgers, Inc.* (Retail)	102	3,511

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
Redwood Trust, Inc. (REIT)	663	$9,501
Regis Corp. (Retail)	459	6,816
Renasant Corp. (Banks)	357	5,462
Rent-A-Center, Inc. (Commercial Services)	459	12,416
Resolute Energy Corp.* (Oil & Gas)	408	6,646
Resource Capital Corp. (REIT)	1,683	9,593
Resources Connection, Inc. (Commercial Services)	408	5,312
Retail Opportunity Investments Corp. (REIT)	357	3,970
Rex Energy Corp.* (Oil & Gas)	306	3,387
RF Micro Devices, Inc.* (Telecommunications)	1,989	13,426
Rigel Pharmaceuticals, Inc.* (Healthcare - Products)	612	5,318
RightNow Technologies, Inc.* (Software)	204	6,924
Rite Aid Corp.* (Retail)	4,182	5,437
RLI Corp. (Insurance)	204	12,883
RLJ Lodging Trust (REIT)	204	3,513
Robbins & Myers, Inc. (Machinery - Diversified)	306	14,761
Rofin-Sinar Technologies, Inc.* (Electronics)	204	6,402
Rogers Corp.* (Electronics)	102	4,945
Rollins, Inc. (Commercial Services)	663	12,657
Rosetta Resources, Inc.* (Oil & Gas)	408	21,122
RSC Holdings, Inc.* (Commercial Services)	612	7,307
RTI International Metals, Inc.* (Mining)	204	6,542
Ruby Tuesday, Inc.* (Retail)	510	4,636
Ruddick Corp. (Food)	357	14,958
Rudolph Technologies, Inc.* (Semiconductors)	255	2,190
Rue21, Inc.* (Retail)	102	3,353
Rush Enterprises, Inc.* (Retail)	357	7,136
S&T Bancorp, Inc. (Banks)	408	7,760
S1 Corp.* (Internet)	663	6,232
Sabra Health Care REIT, Inc. (REIT)	357	5,144
Safeguard Scientifics, Inc.* (Internet)	255	4,644
Safety Insurance Group, Inc. (Insurance)	153	6,212
Saks, Inc.* (Retail)	867	9,312
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	408	15,822
Sanderson Farms, Inc. (Food)	153	7,072
Sandy Spring Bancorp, Inc. (Banks)	204	3,645
Sangamo BioSciences, Inc.* (Biotechnology)	510	2,764
Sanmina-SCI Corp.* (Electronics)	561	6,395
Sapient Corp.* (Internet)	765	10,649
Sauer-Danfoss, Inc.* (Machinery - Diversified)	102	4,845
Savient Pharmaceuticals, Inc.* (Biotechnology)	561	3,927
ScanSource, Inc.* (Distribution/Wholesale)	204	7,538
SCBT Financial Corp. (Banks)	153	4,480
Scholastic Corp. (Media)	306	8,788
Schulman (A.), Inc. (Chemicals)	255	5,648
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	153	8,585
Scientific Games Corp. - Class A* (Entertainment)	510	4,661
Seattle Genetics, Inc.* (Biotechnology)	765	13,028
Select Comfort Corp.* (Retail)	408	6,863
Select Medical Holdings Corp.* (Healthcare - Services)	408	3,203
Selective Insurance Group, Inc. (Insurance)	510	8,359
SemGroup Corp. - Class A* (Pipelines)	306	7,124
Semtech Corp.* (Semiconductors)	459	10,695
Sensient Technologies Corp. (Chemicals)	408	15,145
Sequenom, Inc.* (Biotechnology)	816	5,761
SFN Group, Inc.* (Commercial Services)	408	5,679
Shenandoah Telecommunications Co. (Telecommunications)	306	4,853
Ship Finance International, Ltd. (Transportation)	357	5,676
ShoreTel, Inc.* (Telecommunications)	357	3,042
Shuffle Master, Inc.* (Entertainment)	561	5,229
Shutterfly, Inc.* (Internet)	204	11,098
SIGA Technologies, Inc.* (Pharmaceuticals)	255	1,941
Signature Bank* (Banks)	255	15,086
Silicon Graphics International Corp.* (Computers)	255	3,639
Silicon Image, Inc.* (Semiconductors)	612	3,507
Simmons First National Corp. - Class A (Banks)	306	7,393
Simpson Manufacturing Co., Inc. (Building Materials)	357	10,103
Sinclair Broadcast Group, Inc. - Class A (Media)	357	3,538
Six Flags Entertainment Corp. (Entertainment)	153	5,387
SJW Corp. (Water)	204	4,798
Skechers U.S.A., Inc. - Class A* (Apparel)	306	5,095
SkyWest, Inc. (Airlines)	459	5,903
Smart Balance, Inc.* (Food)	510	2,417
Smart Modular Technologies (WWH), Inc.* (Computers)	510	4,590
Smith Corp. (Miscellaneous Manufacturing)	306	12,690
Snyders-Lance, Inc. (Food)	357	7,286
Solar Capital, Ltd. (Investment Companies)	357	8,225
Solarwinds, Inc.* (Software)	408	8,776
Sonic Automotive, Inc. (Retail)	306	4,795
Sonic Corp.* (Retail)	459	4,911
SonoSite, Inc.* (Healthcare - Products)	153	4,997
Sonus Networks, Inc.* (Telecommunications)	1,632	4,831
Sotheby’s (Commercial Services)	459	19,439
Sourcefire, Inc.* (Internet)	204	5,014
South Jersey Industries, Inc. (Gas)	255	12,877
Southside Bancshares, Inc. (Banks)	204	4,045
Southwest Gas Corp. (Gas)	306	11,411
Sovran Self Storage, Inc. (REIT)	204	8,272

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
Spansion, Inc. - Class A* (Computers)	408	$7,417
Spartan Stores, Inc. (Food)	255	4,503
Spectrum Brands Holdings, Inc.* (Household Products/Wares)	102	2,723
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	408	4,325
SS&C Technologies Holdings, Inc.* (Software)	255	4,723
Stage Stores, Inc. (Retail)	306	5,447
Standard Microsystems Corp.* (Semiconductors)	255	6,033
Standard Pacific Corp.* (Home Builders)	1,275	3,647
Standex International Corp. (Miscellaneous Manufacturing)	102	3,283
Star Scientific, Inc.* (Agriculture)	867	3,520
Starwood Property Trust, Inc. (REIT)	663	12,862
State Bank Finacial Corp.* (Banks)	306	4,489
STEC, Inc.* (Computers)	306	3,112
Steelcase, Inc. - Class A (Office Furnishings)	663	6,584
Steiner Leisure, Ltd.* (Commercial Services)	153	7,439
Stepan Co. (Chemicals)	102	8,089
STERIS Corp. (Healthcare - Products)	459	16,060
Sterling Financial Corp.* (Banks)	306	5,306
Steven Madden, Ltd.* (Apparel)	255	9,715
Stewart Enterprises, Inc. - Class A (Commercial Services)	816	5,671
Stifel Financial Corp.* (Diversified Financial Services)	357	13,552
Stillwater Mining Co.* (Mining)	765	11,704
Stone Energy Corp.* (Oil & Gas)	408	13,244
Stoneridge, Inc.* (Electronics)	306	3,819
STR Holdings, Inc.* (Miscellaneous Manufacturing)	204	2,807
Stratasys, Inc.* (Computers)	153	3,902
Strategic Hotels & Resorts, Inc.* (REIT)	1,428	9,710
Strayer Education, Inc. (Commercial Services)	102	12,408
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	204	5,573
SuccessFactors, Inc.* (Commercial Services)	561	15,147
Sun Communities, Inc. (REIT)	153	5,855
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	153	4,362
Sunrise Assisted Living, Inc.* (Healthcare - Services)	459	4,048
Sunstone Hotel Investors, Inc.* (REIT)	816	7,271
Super Micro Computer, Inc.* (Computers)	255	3,593
Superior Industries International, Inc. (Auto Parts & Equipment)	204	4,129
Susquehanna Bancshares, Inc. (Banks)	816	6,144
SVB Financial Group* (Banks)	306	18,672
Swift Energy Co.* (Oil & Gas)	306	11,659
Swift Transportation Co.* (Transportation)	612	6,940
Swisher Hygiene, Inc.* (Commercial Services)	612	2,766
Sycamore Networks, Inc. (Telecommunications)	204	4,019
Sykes Enterprises, Inc.* (Computers)	357	6,890
Symetra Financial Corp. (Insurance)	612	7,687
Symmetry Medical, Inc.* (Healthcare - Products)	459	4,420
Synaptics, Inc.* (Computers)	255	6,265
Synchronoss Technologies, Inc.* (Software)	204	5,967
SYNNEX Corp.* (Software)	306	8,666
Syntel, Inc. (Computers)	102	5,607
Take-Two Interactive Software, Inc.* (Software)	561	7,568
TAL International Group, Inc. (Trucking & Leasing)	204	6,312
Taleo Corp. - Class A* (Software)	255	8,440
Tanger Factory Outlet Centers, Inc. (REIT)	561	15,399
Targa Resources Corp. (Oil & Gas Services)	153	5,165
Targacept, Inc.* (Pharmaceuticals)	255	5,212
Team Health Holdings, Inc.* (Commercial Services)	204	4,490
Team, Inc.* (Commercial Services)	204	5,457
Teekay Tankers, Ltd. - Class A (Transportation)	357	2,924
Tejon Ranch Co.* (Agriculture)	153	4,910
Tekelec* (Telecommunications)	663	5,205
Teledyne Technologies, Inc.* (Aerospace/Defense)	255	13,829
TeleTech Holdings, Inc.* (Commercial Services)	204	4,037
Tennant Co. (Machinery - Diversified)	153	6,550
Tenneco, Inc.* (Auto Parts & Equipment)	459	18,332
Tesco Corp.* (Oil & Gas Services)	255	5,421
Tessera Technologies, Inc.* (Semiconductors)	510	8,012
Tetra Tech, Inc.* (Environmental Control)	510	11,220
TETRA Technologies, Inc.* (Oil & Gas Services)	714	9,189
Texas Capital Bancshares, Inc.* (Banks)	306	8,363
Texas Industries, Inc. (Building Materials)	204	7,876
Texas Roadhouse, Inc. - Class A (Retail)	408	6,740
Textainer Group Holdings, Ltd. (Trucking & Leasing)	153	3,970
The Andersons, Inc. (Agriculture)	153	6,290
The Brink’s Co. (Miscellaneous Manufacturing)	357	10,653
The Buckle, Inc. (Retail)	204	9,039
The Cato Corp. - Class A (Retail)	204	5,675
The Children’s Place Retail Stores, Inc.* (Retail)	153	7,393
The Corporate Executive Board Co. (Commercial Services)	255	10,366
The Ensign Group, Inc. (Healthcare - Services)	153	4,345

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
The Finish Line, Inc. - Class A (Retail)	357	$7,604
The Fresh Market, Inc.* (Food)	204	7,248
The Geo Group, Inc.* (Commercial Services)	510	10,608
The Gorman-Rupp Co. (Machinery - Diversified)	153	4,985
The Greenbrier Cos., Inc.* (Trucking & Leasing)	153	3,078
The Hain Celestial Group, Inc.* (Food)	255	8,244
The Jones Group, Inc. (Apparel)	612	7,919
The Medicines Co.* (Pharmaceuticals)	408	6,112
The Men’s Wearhouse, Inc. (Retail)	357	11,706
The Middleby Corp.* (Machinery - Diversified)	153	12,925
The Navigators Group, Inc.* (Insurance)	102	4,808
The New York Times Co. - Class A* (Media)	969	8,314
The Pantry, Inc.* (Retail)	153	2,726
The Pep Boys - Manny, Moe & Jack (Retail)	408	4,386
The Ryland Group, Inc. (Home Builders)	408	6,010
The Timberland Co. - Class A* (Apparel)	306	13,094
The Ultimate Software Group, Inc.* (Software)	204	11,094
The Warnaco Group, Inc.* (Apparel)	306	16,310
The Wet Seal, Inc. - Class A* (Retail)	714	3,491
Theravance, Inc.* (Pharmaceuticals)	561	11,994
Thompson Creek Metals Co., Inc.* (Mining)	1,275	11,526
Titan International, Inc. (Auto Parts & Equipment)	306	7,733
Titan Machinery, Inc.* (Distribution/Wholesale)	102	2,694
TiVo, Inc.* (Home Furnishings)	918	8,629
TNS, Inc.* (Commercial Services)	306	5,171
Tompkins Financial Corp. (Banks)	204	8,242
Tootsie Roll Industries, Inc. (Food)	306	8,583
Tower Group, Inc. (Insurance)	306	6,995
TowneBank (Banks)	459	5,995
TPC Group, Inc.* (Chemicals)	102	4,095
Travelzoo, Inc.* (Internet)	51	2,693
Tredegar Corp. (Miscellaneous Manufacturing)	255	4,860
TreeHouse Foods, Inc.* (Food)	255	13,168
Trex Co., Inc.* (Building Materials)	102	2,150
Triangle Capital Corp. (Investment Companies)	255	4,383
TriMas Corp.* (Miscellaneous Manufacturing)	204	4,890
Triple-S Management Corp. - Class B* (Healthcare - Services)	255	5,500
TriQuint Semiconductor, Inc.* (Semiconductors)	1,326	9,972
Triumph Group, Inc. (Aerospace/Defense)	306	16,475
True Religion Apparel, Inc.* (Apparel)	204	6,873
TrueBlue, Inc.* (Commercial Services)	306	4,593
TrustCo Bank Corp. NY (Banks)	1,275	5,890
Trustmark Corp. (Banks)	408	8,890
TTM Technologies, Inc.* (Electronics)	408	5,651
Tutor Perini Corp. (Engineering & Construction)	255	4,024
Twin Disc, Inc. (Machinery - Diversified)	102	3,876
Two Harbors Investment Corp. (REIT)	714	6,997
Tyler Technologies, Inc.* (Computers)	255	6,500
U-Store-It Trust (REIT)	714	7,604
UIL Holdings Corp. (Electric)	357	11,399
Ultratech Stepper, Inc.* (Semiconductors)	204	5,375
UMB Financial Corp. (Banks)	204	8,466
Umpqua Holdings Corp. (Banks)	867	9,849
UniFirst Corp. (Textiles)	153	8,392
Unisource Energy Corp. (Electric)	306	11,267
Unisys Corp.* (Computers)	306	6,356
United Bankshares, Inc. (Banks)	408	9,735
United Fire & Casualty Co. (Insurance)	255	4,373
United Natural Foods, Inc.* (Food)	357	14,905
United Online, Inc. (Internet)	816	4,872
United Rentals, Inc.* (Commercial Services)	459	10,562
United Stationers, Inc. (Distribution/Wholesale)	306	9,820
Universal American Corp. (Insurance)	255	2,425
Universal Corp. (Agriculture)	204	7,491
Universal Display Corp.* (Electrical Components & Equipment)	306	9,152
Universal Electronics, Inc.* (Home Furnishings)	153	3,582
Universal Forest Products, Inc. (Building Materials)	153	4,509
Universal Health Realty Income Trust (REIT)	102	4,203
Universal Stainless & Alloy Products, Inc.* (Iron/Steel)	51	2,279
Universal Technical Institute, Inc.* (Commercial Services)	204	3,529
Urstadt Biddle Properties - Class A (REIT)	204	3,619
US Airways Group, Inc.* (Airlines)	1,275	7,956
US Ecology, Inc. (Environmental Control)	255	4,307
US Gold Corp.* (Mining)	918	5,829
USA Mobility, Inc. (Telecommunications)	255	4,210
USEC, Inc.* (Mining)	1,071	3,652
USG Corp.* (Building Materials)	612	6,965
Vail Resorts, Inc. (Entertainment)	306	13,999
Valassis Communications, Inc.* (Commercial Services)	357	9,568
ValueClick, Inc.* (Internet)	561	10,132
ValueVision Media, Inc. - Class A* (Advertising)	408	3,056
Vantage Drilling Co.* (Oil & Gas)	1,632	2,660

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
VASCO Data Security International, Inc.* (Internet)	255	$2,468
Vector Group, Ltd. (Agriculture)	561	9,823
Veeco Instruments, Inc.* (Semiconductors)	306	12,176
Venoco, Inc.* (Oil & Gas)	204	2,593
Vera Bradley, Inc.* (Retail)	153	5,549
Verint Systems, Inc.* (Software)	204	6,940
Viad Corp. (Commercial Services)	204	4,229
ViaSat, Inc.* (Telecommunications)	306	13,749
Vicor Corp.* (Electrical Components & Equipment)	255	3,588
ViewPoint Financial Group (Savings & Loans)	459	5,976
VirnetX Holding Corp.* (Internet)	306	9,305
ViroPharma, Inc.* (Pharmaceuticals)	612	11,065
Virtus Investment Partners, Inc.* (Diversified Financial Services)	51	4,007
Vitamin Shoppe, Inc.* (Retail)	204	8,886
VIVUS, Inc.* (Healthcare - Products)	765	6,281
Vocus, Inc.* (Internet)	153	4,371
Volcano Corp.* (Healthcare - Products)	357	11,213
Volterra Semiconductor Corp.* (Semiconductors)	255	6,571
Vonage Holdings Corp.* (Telecommunications)	1,326	5,317
W&T Offshore, Inc. (Oil & Gas)	306	8,293
Wabash National Corp.* (Auto Manufacturers)	765	5,745
Walter Investment Management Corp. (REIT)	204	4,935
Washington REIT (REIT)	459	14,697
Washington Trust Bancorp, Inc. (Banks)	204	4,647
Watsco, Inc. (Distribution/Wholesale)	255	15,091
Watts Water Technologies, Inc. - Class A (Electronics)	204	6,840
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	459	3,387
WD-40 Co. (Household Products/Wares)	153	6,701
Web.com Group, Inc.* (Internet)	255	2,216
Websense, Inc.* (Internet)	306	6,940
Webster Financial Corp. (Banks)	459	9,373
Weis Markets, Inc. (Food)	153	6,149
WellCare Health Plans, Inc.* (Healthcare - Services)	306	13,418
Werner Enterprises, Inc. (Transportation)	408	9,608
WesBanco, Inc. (Banks)	459	9,432
West Coast Bancorp* (Banks)	204	3,321
West Pharmaceutical Services, Inc. (Healthcare - Products)	408	17,899
Westamerica Bancorp (Banks)	255	11,967
Western Alliance Bancorp* (Banks)	612	4,302
Western Refining, Inc.* (Oil & Gas)	408	8,335
WGL Holdings, Inc. (Gas)	357	13,855
Winn-Dixie Stores, Inc.* (Food)	459	4,122
Winthrop Realty Trust (REIT)	357	3,948
Wintrust Financial Corp. (Banks)	255	8,716
Wolverine World Wide, Inc. (Apparel)	357	13,520
Woodward, Inc. (Electronics)	459	15,835
World Acceptance Corp.* (Diversified Financial Services)	102	6,499
World Fuel Services Corp. (Retail)	561	21,110
Worthington Industries, Inc. (Metal Fabricate/Hardware)	510	10,695
Wright Express Corp.* (Commercial Services)	306	15,055
Wright Medical Group, Inc.* (Healthcare - Products)	306	4,786
Xyratex, Ltd.* (Computers)	357	3,402
Zep, Inc. (Chemicals)	204	3,825
ZIOPHARM Oncology, Inc.* (Biotechnology)	561	3,052
Zoll Medical Corp.* (Healthcare - Products)	153	10,658
Zoran Corp.* (Semiconductors)	408	3,386
Zumiez, Inc.* (Retail)	153	4,065

TOTAL COMMON STOCKS (Cost $6,820,673)		8,738,846

	Principal Amount	Value
Repurchase Agreements (a)(b) (40.7%)
Repurchase Agreements with various counterparties, rates 0.09% - 0.12%, dated 7/29/11, due 8/1/11, total to be received $5,676,053	$5,676,000	$5,676,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,676,000)		5,676,000

TOTAL INVESTMENT SECURITIES (Cost $12,496,673) — 103.3%		14,414,846
Net other assets (liabilities) — (3.3)%		(465,819)

NET ASSETS — 100.0%		$13,949,027

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $754,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Index Futures Contract expiring 9/19/11 (Underlying notional amount at value $636,960)	8	$10,106

See notes to the financial statements.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$1,700,781	$(8,095)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	2,850,072	(14,023)
		$(22,118)

Small-Cap ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Advertising	$10,463	0.1%
Aerospace/Defense	117,604	0.8%
Aerospace/Defense Equipment	18,314	0.1%
Agriculture	32,034	0.2%
Airlines	43,117	0.3%
Apparel	151,587	1.1%
Auto Manufacturers	9,241	0.1%
Auto Parts & Equipment	98,829	0.7%
Banks	505,534	3.6%
Beverages	18,766	0.1%
Biotechnology	181,894	1.3%
Building Materials	66,656	0.5%
Chemicals	186,432	1.3%
Coal	32,608	0.2%
Commercial Services	600,089	4.3%
Computers	174,465	1.3%
Cosmetics/Personal Care	7,996	0.1%
Distribution/Wholesale	93,718	0.7%
Diversified Financial Services	149,792	1.1%
Electric	184,266	1.3%
Electrical Components & Equipment	81,659	0.6%
Electronics	200,691	1.4%
Energy - Alternate Sources	10,891	0.1%
Engineering & Construction	46,205	0.3%
Entertainment	74,619	0.5%
Environmental Control	66,790	0.5%
Food	146,749	1.1%
Forest Products & Paper	79,124	0.6%
Gas	90,987	0.7%
Hand/Machine Tools	6,678	0.1%
Healthcare - Products	329,138	2.4%
Healthcare - Services	172,815	1.2%
Holding Companies - Diversified	9,219	0.1%
Home Builders	29,757	0.2%
Home Furnishings	25,302	0.2%
Household Products/Wares	38,237	0.3%
Housewares	5,189	NM
Insurance	255,551	1.8%
Internet	222,283	1.6%
Investment Companies	75,321	0.5%
Iron/Steel	5,425	NM
Leisure Time	35,078	0.3%
Lodging	27,671	0.2%
Machinery - Construction & Mining	9,568	0.1%
Machinery - Diversified	145,118	1.0%
Media	62,366	0.4%
Metal Fabricate/Hardware	59,516	0.4%
Mining	141,435	1.0%
Miscellaneous Manufacturing	213,959	1.5%
Office Furnishings	35,671	0.3%
Oil & Gas	352,131	2.5%
Oil & Gas Services	183,648	1.3%
Packaging & Containers	11,735	0.1%
Pharmaceuticals	235,669	1.7%
Pipelines	7,124	0.1%
REIT	725,269	5.2%
Real Estate	13,302	0.1%
Retail	516,409	3.7%
Savings & Loans	82,998	0.6%
Semiconductors	290,439	2.1%
Software	364,537	2.6%
Storage/Warehousing	6,460	NM
Telecommunications	327,198	2.3%
Textiles	15,342	0.1%
Toys/Games/Hobbies	4,450	NM
Transportation	165,365	1.2%
Trucking & Leasing	23,796	0.2%
Water	26,557	0.2%
Other**	5,210,181	37.4%
Total	$13,949,027	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM Not meaningful, amount is less than 0.05%.

REIT Real Estate Investment Trust

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	July 31, 2011

	Shares	Value
Common Stocks (32.5%)
3M Co. (Miscellaneous Manufacturing)	2,128	$185,434
Abbott Laboratories (Pharmaceuticals)	4,636	237,920
Abercrombie & Fitch Co. - Class A (Retail)	266	19,450
Accenture PLC - Class A (Computers)	2,014	119,108
ACE, Ltd. (Insurance)	988	66,176
Adobe Systems, Inc.* (Software)	1,520	42,134
Advanced Micro Devices, Inc.* (Semiconductors)	1,710	12,551
Aetna, Inc. (Healthcare - Services)	1,140	47,299
AFLAC, Inc. (Insurance)	1,406	64,760
Agilent Technologies, Inc.* (Electronics)	1,026	43,256
Air Products & Chemicals, Inc. (Chemicals)	646	57,320
Airgas, Inc. (Chemicals)	190	13,053
AK Steel Holding Corp. (Iron/Steel)	342	4,155
Akamai Technologies, Inc.* (Internet)	570	13,805
Alcoa, Inc. (Mining)	3,154	46,458
Allegheny Technologies, Inc. (Iron/Steel)	304	17,690
Allergan, Inc. (Pharmaceuticals)	912	74,155
Allstate Corp. (Insurance)	1,558	43,188
Alpha Natural Resources, Inc.* (Coal)	684	29,214
Altera Corp. (Semiconductors)	950	38,836
Altria Group, Inc. (Agriculture)	6,232	163,902
Amazon.com, Inc.* (Internet)	1,064	236,761
Ameren Corp. (Electric)	722	20,808
American Electric Power, Inc. (Electric)	1,444	53,226
American Express Co. (Diversified Financial Services)	3,116	155,925
American International Group, Inc. (Insurance)	1,292	37,080
American Tower Corp.* (Telecommunications)	1,178	61,880
Ameriprise Financial, Inc. (Diversified Financial Services)	722	39,060
AmerisourceBergen Corp. (Pharmaceuticals)	798	30,571
Amgen, Inc.* (Biotechnology)	2,774	151,738
Amphenol Corp. - Class A (Electronics)	532	26,009
Anadarko Petroleum Corp. (Oil & Gas)	1,482	122,354
Analog Devices, Inc. (Semiconductors)	874	30,066
AON Corp. (Insurance)	988	47,543
Apache Corp. (Oil & Gas)	1,140	141,041
Apartment Investment and Management Co. - Class A (REIT)	342	9,337
Apollo Group, Inc. - Class A* (Commercial Services)	380	19,315
Apple Computer, Inc.* (Computers)	2,774	1,083,192
Applied Materials, Inc. (Semiconductors)	3,914	48,220
Archer-Daniels-Midland Co. (Agriculture)	2,014	61,185
Assurant, Inc. (Insurance)	304	10,828
AT&T, Inc. (Telecommunications)	17,632	515,912
Autodesk, Inc.* (Software)	684	23,530
Automatic Data Processing, Inc. (Software)	1,482	76,308
AutoNation, Inc.* (Retail)	190	7,146
AutoZone, Inc.* (Retail)	76	21,694
Avalonbay Communities, Inc. (REIT)	266	35,695
Avery Dennison Corp. (Household Products/Wares)	304	9,591
Avon Products, Inc. (Cosmetics/Personal Care)	1,292	33,889
Baker Hughes, Inc. (Oil & Gas Services)	1,292	99,975
Ball Corp. (Packaging & Containers)	494	19,167
Bank of America Corp. (Banks)	30,172	292,970
Bank of New York Mellon Corp. (Banks)	3,686	92,555
Bard (C.R.), Inc. (Healthcare - Products)	266	26,249
Baxter International, Inc. (Healthcare - Products)	1,710	99,471
BB&T Corp. (Banks)	2,090	53,671
Becton, Dickinson & Co. (Healthcare - Products)	646	54,012
Bed Bath & Beyond, Inc.* (Retail)	760	44,452
Bemis Co., Inc. (Packaging & Containers)	304	9,606
Berkshire Hathaway, Inc. - Class B* (Insurance)	5,168	383,311
Best Buy Co., Inc. (Retail)	950	26,220
Big Lots, Inc.* (Retail)	228	7,941
Biogen Idec, Inc.* (Biotechnology)	722	73,550
BlackRock, Inc. (Diversified Financial Services)	304	54,252
BMC Software, Inc.* (Software)	532	22,993
Boeing Co. (Aerospace/Defense)	2,204	155,316
Boston Properties, Inc. (REIT)	418	44,876
Boston Scientific Corp.* (Healthcare - Products)	4,560	32,650
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,092	145,937
Broadcom Corp. - Class A (Semiconductors)	1,406	52,120
Brown-Forman Corp. (Beverages)	304	22,362
C.H. Robinson Worldwide, Inc. (Transportation)	494	35,721
CA, Inc. (Software)	1,140	25,422
Cablevision Systems Corp. - Class A (Media)	684	16,662
Cabot Oil & Gas Corp. (Oil & Gas)	304	22,520
Cameron International Corp.* (Oil & Gas Services)	722	40,389
Campbell Soup Co. (Food)	532	17,583
Capital One Financial Corp. (Diversified Financial Services)	1,368	65,390
Cardinal Health, Inc. (Pharmaceuticals)	1,026	44,898
CareFusion Corp.* (Healthcare - Products)	684	18,051
Carmax, Inc.* (Retail)	684	21,867
Carnival Corp. - Class A (Leisure Time)	1,292	43,024
Caterpillar, Inc. (Machinery - Construction & Mining)	1,938	191,455
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	874	19,053

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
CBS Corp. - Class B (Media)	1,976	$54,083
Celgene Corp.* (Biotechnology)	1,368	81,122
CenterPoint Energy, Inc. (Electric)	1,254	24,553
CenturyLink, Inc. (Telecommunications)	1,786	66,278
Cephalon, Inc.* (Pharmaceuticals)	228	18,226
Cerner Corp.* (Software)	456	30,319
CF Industries Holdings, Inc. (Chemicals)	228	35,413
Chesapeake Energy Corp. (Oil & Gas)	1,976	67,876
Chevron Corp. (Oil & Gas)	6,004	624,536
Chipotle Mexican Grill, Inc.* (Retail)	76	24,668
Chubb Corp. (Insurance)	874	54,608
CIGNA Corp. (Insurance)	798	39,716
Cincinnati Financial Corp. (Insurance)	494	13,501
Cintas Corp. (Textiles)	380	12,369
Cisco Systems, Inc. (Telecommunications)	16,378	261,557
Citigroup, Inc. (Banks)	8,702	333,635
Citrix Systems, Inc.* (Software)	570	41,063
Cliffs Natural Resources, Inc. (Iron/Steel)	418	37,545
Clorox Co. (Household Products/Wares)	380	27,204
CME Group, Inc. (Diversified Financial Services)	190	54,946
CMS Energy Corp. (Electric)	760	14,546
Coach, Inc. (Apparel)	874	56,425
Coca-Cola Co. (Beverages)	6,802	462,604
Coca-Cola Enterprises, Inc. (Beverages)	950	26,705
Cognizant Technology Solutions Corp.* (Computers)	912	63,721
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,444	121,845
Comcast Corp. - Class A (Media)	8,246	198,069
Comerica, Inc. (Banks)	532	17,040
Computer Sciences Corp. (Computers)	456	16,088
Compuware Corp.* (Software)	646	6,240
ConAgra Foods, Inc. (Food)	1,216	31,142
ConocoPhillips (Oil & Gas)	4,218	303,654
CONSOL Energy, Inc. (Coal)	684	36,662
Consolidated Edison, Inc. (Electric)	874	45,972
Constellation Brands, Inc.* (Beverages)	532	10,847
Constellation Energy Group, Inc. (Electric)	608	23,609
Corning, Inc. (Telecommunications)	4,674	74,363
Costco Wholesale Corp. (Retail)	1,292	101,099
Coventry Health Care, Inc.* (Healthcare - Services)	456	14,592
Covidien PLC (Healthcare - Products)	1,482	75,271
CSX Corp. (Transportation)	3,268	80,295
Cummins, Inc. (Machinery - Diversified)	570	59,782
CVS Caremark Corp. (Retail)	4,028	146,418
D.R. Horton, Inc. (Home Builders)	836	9,932
Danaher Corp. (Miscellaneous Manufacturing)	1,634	80,246
Darden Restaurants, Inc. (Retail)	418	21,234
DaVita, Inc.* (Healthcare - Services)	266	22,222
Dean Foods Co.* (Food)	532	5,863
Deere & Co. (Machinery - Diversified)	1,254	98,452
Dell, Inc.* (Computers)	4,902	79,608
Denbury Resources, Inc.* (Oil & Gas)	1,178	22,759
DENTSPLY International, Inc. (Healthcare - Products)	418	15,838
Devon Energy Corp. (Oil & Gas)	1,254	98,690
DeVry, Inc. (Commercial Services)	190	11,807
Diamond Offshore Drilling, Inc. (Oil & Gas)	190	12,888
DIRECTV - Class A* (Media)	2,280	115,550
Discover Financial Services (Diversified Financial Services)	1,634	41,847
Discovery Communications, Inc. - Class A* (Media)	836	33,273
Dominion Resources, Inc. (Electric)	1,710	82,849
Dover Corp. (Miscellaneous Manufacturing)	570	34,468
Dr. Pepper Snapple Group, Inc. (Beverages)	646	24,393
DTE Energy Co. (Electric)	494	24,621
Duke Energy Corp. (Electric)	3,952	73,507
Dun & Bradstreet Corp. (Software)	152	11,028
E*TRADE Financial Corp.* (Diversified Financial Services)	760	12,069
E.I. du Pont de Nemours & Co. (Chemicals)	2,774	142,639
Eastman Chemical Co. (Chemicals)	228	22,023
Eaton Corp. (Miscellaneous Manufacturing)	1,026	49,197
eBay, Inc.* (Internet)	3,420	112,005
Ecolab, Inc. (Chemicals)	684	34,200
Edison International (Electric)	988	37,613
Edwards Lifesciences Corp.* (Healthcare - Products)	342	24,402
El Paso Corp. (Pipelines)	2,280	46,854
Electronic Arts, Inc.* (Software)	988	21,983
Eli Lilly & Co. (Pharmaceuticals)	3,040	116,432
EMC Corp.* (Computers)	6,118	159,557
Emerson Electric Co. (Electrical Components & Equipment)	2,242	110,060
Entergy Corp. (Electric)	532	35,538
EOG Resources, Inc. (Oil & Gas)	798	81,396
EQT Corp. (Oil & Gas)	456	28,947
Equifax, Inc. (Commercial Services)	380	13,057
Equity Residential (REIT)	874	54,031
Exelon Corp. (Electric)	1,976	87,082
Expedia, Inc. (Internet)	608	19,268
Expeditors International of Washington, Inc. (Transportation)	646	30,827
Express Scripts, Inc.* (Pharmaceuticals)	1,596	86,599
Exxon Mobil Corp. (Oil & Gas)	14,668	1,170,360
F5 Networks, Inc.* (Internet)	228	21,313
Family Dollar Stores, Inc. (Retail)	380	20,182
Fastenal Co. (Distribution/Wholesale)	874	29,410
Federated Investors, Inc. - Class B (Diversified Financial Services)	266	5,684
FedEx Corp. (Transportation)	950	82,536
Fidelity National Information Services, Inc. (Software)	798	23,956
Fifth Third Bancorp (Banks)	2,736	34,610

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
First Horizon National Corp. (Banks)	798	$7,177
First Solar, Inc.* (Energy - Alternate Sources)	152	17,971
FirstEnergy Corp. (Electric)	1,254	55,991
Fiserv, Inc.* (Software)	418	25,230
FLIR Systems, Inc. (Electronics)	494	13,565
Flowserve Corp. (Machinery - Diversified)	152	15,106
Fluor Corp. (Engineering & Construction)	532	33,798
FMC Corp. (Chemicals)	228	19,966
FMC Technologies, Inc.* (Oil & Gas Services)	722	32,923
Ford Motor Co.* (Auto Manufacturers)	11,324	138,266
Forest Laboratories, Inc.* (Pharmaceuticals)	836	30,982
Fortune Brands, Inc. (Household Products/Wares)	456	27,456
Franklin Resources, Inc. (Diversified Financial Services)	418	53,069
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	2,812	148,924
Frontier Communications Corp. (Telecommunications)	2,964	22,200
GameStop Corp. - Class A* (Retail)	418	9,856
Gannett Co., Inc. (Media)	722	9,213
General Dynamics Corp. (Aerospace/Defense)	1,102	75,090
General Electric Co. (Miscellaneous Manufacturing)	31,578	565,562
General Mills, Inc. (Food)	1,900	70,965
Genuine Parts Co. (Distribution/Wholesale)	456	24,241
Genworth Financial, Inc. - Class A* (Diversified Financial Services)	1,444	12,014
Gilead Sciences, Inc.* (Pharmaceuticals)	2,356	99,800
Goodrich Corp. (Aerospace/Defense)	380	36,153
Google, Inc. - Class A* (Internet)	760	458,804
H & R Block, Inc. (Commercial Services)	912	13,644
Halliburton Co. (Oil & Gas Services)	2,736	149,741
Harley-Davidson, Inc. (Leisure Time)	722	31,328
Harman International Industries, Inc. (Home Furnishings)	190	7,904
Harris Corp. (Telecommunications)	380	15,151
Hartford Financial Services Group, Inc. (Insurance)	1,330	31,149
Hasbro, Inc. (Toys/Games/Hobbies)	418	16,536
HCP, Inc. (REIT)	1,216	44,664
Health Care REIT, Inc. (REIT)	532	28,079
Heinz (H.J.) Co. (Food)	950	50,008
Helmerich & Payne, Inc. (Oil & Gas)	304	20,991
Hess Corp. (Oil & Gas)	912	62,527
Hewlett-Packard Co. (Computers)	6,194	217,781
Home Depot, Inc. (Retail)	4,750	165,917
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,356	125,104
Hormel Foods Corp. (Food)	418	12,109
Hospira, Inc.* (Pharmaceuticals)	494	25,253
Host Hotels & Resorts, Inc. (REIT)	2,052	32,524
Hudson City Bancorp, Inc. (Savings & Loans)	1,558	12,854
Humana, Inc. (Healthcare - Services)	494	36,843
Huntington Bancshares, Inc. (Banks)	2,584	15,620
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,482	73,804
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	988	36,971
Integrys Energy Group, Inc. (Electric)	228	11,448
Intel Corp. (Semiconductors)	15,808	352,993
IntercontinentalExchange, Inc.* (Diversified Financial Services)	228	28,112
International Business Machines Corp. (Computers)	3,610	656,478
International Flavors & Fragrances, Inc. (Chemicals)	228	13,947
International Game Technology (Entertainment)	912	16,954
International Paper Co. (Forest Products & Paper)	1,292	38,372
Interpublic Group of Cos., Inc. (Advertising)	1,444	14,166
Intuit, Inc.* (Software)	798	37,267
Intuitive Surgical, Inc.* (Healthcare - Products)	114	45,663
Invesco, Ltd. (Diversified Financial Services)	1,368	30,342
Iron Mountain, Inc. (Commercial Services)	608	19,231
ITT Industries, Inc. (Miscellaneous Manufacturing)	532	28,377
J.C. Penney Co., Inc. (Retail)	646	19,871
J.P. Morgan Chase & Co. (Diversified Financial Services)	11,856	479,575
Jabil Circuit, Inc. (Electronics)	570	10,437
Jacobs Engineering Group, Inc.* (Engineering & Construction)	380	14,873
Janus Capital Group, Inc. (Diversified Financial Services)	570	4,811
JDS Uniphase Corp.* (Telecommunications)	684	8,995
JM Smucker Co. (Food)	342	26,649
Johnson & Johnson (Healthcare - Products)	8,170	529,334
Johnson Controls, Inc. (Auto Parts & Equipment)	2,014	74,417
Joy Global, Inc. (Machinery - Construction & Mining)	304	28,552
Juniper Networks, Inc.* (Telecommunications)	1,596	37,330
Kellogg Co. (Food)	760	42,393
KeyCorp (Banks)	2,850	22,914
Kimberly-Clark Corp. (Household Products/Wares)	1,178	76,994
Kimco Realty Corp. (REIT)	1,216	23,140
KLA -Tencor Corp. (Semiconductors)	494	19,671
Kohls Corp. (Retail)	836	45,738
Kraft Foods, Inc. (Food)	5,244	180,289
Kroger Co. (Food)	1,824	45,363
L-3 Communications Holdings, Inc. (Aerospace/Defense)	304	24,052
Laboratory Corp. of America Holdings* (Healthcare - Services)	304	27,591
Legg Mason, Inc. (Diversified Financial Services)	456	13,416

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	418	$9,071
Lennar Corp. - Class A (Home Builders)	494	8,739
Leucadia National Corp. (Holding Companies - Diversified)	608	20,471
Lexmark International, Inc. - Class A* (Computers)	228	7,654
Life Technologies Corp.* (Biotechnology)	532	23,956
Limited, Inc. (Retail)	760	28,774
Lincoln National Corp. (Insurance)	950	25,175
Linear Technology Corp. (Semiconductors)	684	20,041
Lockheed Martin Corp. (Aerospace/Defense)	836	63,310
Loews Corp. (Insurance)	912	36,361
Lorillard, Inc. (Agriculture)	418	44,400
Lowe’s Cos., Inc. (Retail)	3,876	83,644
LSI Logic Corp.* (Semiconductors)	1,786	13,145
M&T Bank Corp. (Banks)	380	32,771
Macy’s, Inc. (Retail)	1,254	36,203
Marathon Oil Corp. (Oil & Gas)	2,128	65,904
Marathon Petroleum Corp.* (Oil & Gas)	1,026	44,929
Marriott International, Inc. - Class A (Lodging)	837	27,187
Marsh & McLennan Cos., Inc. (Insurance)	1,634	48,187
Masco Corp. (Building Materials)	1,064	11,225
MasterCard, Inc. - Class A (Software)	266	80,664
Mattel, Inc. (Toys/Games/Hobbies)	1,026	27,353
McCormick & Co., Inc. (Food)	380	18,487
McDonald’s Corp. (Retail)	3,078	266,185
McGraw-Hill Cos., Inc. (Media)	912	37,939
McKesson Corp. (Commercial Services)	760	61,651
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	608	43,393
MeadWestvaco Corp. (Forest Products & Paper)	494	15,383
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,178	74,073
Medtronic, Inc. (Healthcare - Products)	3,192	115,072
MEMC Electronic Materials, Inc.* (Semiconductors)	684	5,075
Merck & Co., Inc. (Pharmaceuticals)	9,196	313,859
MetLife, Inc. (Insurance)	3,154	129,976
MetroPCS Communications, Inc.* (Telecommunications)	798	12,991
Microchip Technology, Inc. (Semiconductors)	570	19,238
Micron Technology, Inc.* (Semiconductors)	2,584	19,044
Microsoft Corp. (Software)	22,116	605,978
Molex, Inc. (Electrical Components & Equipment)	418	9,815
Molson Coors Brewing Co. - Class B (Beverages)	456	20,543
Monsanto Co. (Agriculture)	1,596	117,274
Monster Worldwide, Inc.* (Internet)	380	4,461
Moody’s Corp. (Commercial Services)	608	21,651
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	4,598	102,305
Motorola Mobility Holdings, Inc.* (Telecommunications)	874	19,560
Motorola Solutions, Inc.* (Telecommunications)	1,026	46,057
Murphy Oil Corp. (Oil & Gas)	570	36,605
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,292	29,432
Nabors Industries, Ltd.* (Oil & Gas)	874	23,082
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	456	10,976
National Oilwell Varco, Inc. (Oil & Gas Services)	1,254	101,035
National Semiconductor Corp. (Semiconductors)	722	17,848
NetApp, Inc.* (Computers)	1,102	52,367
Netflix, Inc.* (Internet)	114	30,323
Newell Rubbermaid, Inc. (Housewares)	874	13,564
Newfield Exploration Co.* (Oil & Gas)	380	25,620
Newmont Mining Corp. (Mining)	1,482	82,414
News Corp. - Class A (Media)	6,802	108,968
NextEra Energy, Inc. (Electric)	1,254	69,283
Nicor, Inc. (Gas)	152	8,314
NIKE, Inc. - Class B (Apparel)	1,140	102,771
NiSource, Inc. (Electric)	836	16,829
Noble Corp. (Oil & Gas)	760	28,021
Noble Energy, Inc. (Oil & Gas)	532	53,030
Nordstrom, Inc. (Retail)	494	24,779
Norfolk Southern Corp. (Transportation)	1,064	80,545
Northeast Utilities System (Electric)	532	18,088
Northern Trust Corp. (Banks)	722	32,421
Northrop Grumman Corp. (Aerospace/Defense)	874	52,886
Novellus Systems, Inc.* (Semiconductors)	266	8,257
NRG Energy, Inc.* (Electric)	722	17,703
Nucor Corp. (Iron/Steel)	950	36,945
NVIDIA Corp.* (Semiconductors)	1,786	24,700
NYSE Euronext (Diversified Financial Services)	798	26,701
O’Reilly Automotive, Inc.* (Retail)	418	24,871
Occidental Petroleum Corp. (Oil & Gas)	2,432	238,774
Omnicom Group, Inc. (Advertising)	836	39,225
ONEOK, Inc. (Gas)	304	22,128
Oracle Corp. (Software)	11,590	354,422
Owens-Illinois, Inc.* (Packaging & Containers)	494	11,446
PACCAR, Inc. (Auto Manufacturers)	1,102	47,177
Pall Corp. (Miscellaneous Manufacturing)	342	16,956
Parker Hannifin Corp. (Miscellaneous Manufacturing)	494	39,036
Patterson Cos., Inc. (Healthcare - Products)	304	9,375
Paychex, Inc. (Commercial Services)	950	26,819
Peabody Energy Corp. (Coal)	798	45,861
People’s United Financial, Inc. (Banks)	1,064	13,492
Pepco Holdings, Inc. (Electric)	684	12,777

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
PepsiCo, Inc. (Beverages)	4,712	$301,756
PerkinElmer, Inc. (Electronics)	342	8,365
Pfizer, Inc. (Pharmaceuticals)	23,522	452,563
PG&E Corp. (Electric)	1,178	48,805
Philip Morris International, Inc. (Commercial Services)	5,282	375,920
Pinnacle West Capital Corp. (Electric)	342	14,484
Pioneer Natural Resources Co. (Oil & Gas)	342	31,803
Pitney Bowes, Inc. (Office/Business Equipment)	608	13,102
Plum Creek Timber Co., Inc. (Forest Products & Paper)	494	18,881
PNC Financial Services Group (Banks)	1,558	84,584
Polo Ralph Lauren Corp. (Apparel)	190	25,663
PPG Industries, Inc. (Chemicals)	456	38,395
PPL Corp. (Electric)	1,710	47,709
Praxair, Inc. (Chemicals)	912	94,520
Precision Castparts Corp. (Metal Fabricate/Hardware)	418	67,457
Priceline.com, Inc.* (Internet)	152	81,723
Principal Financial Group, Inc. (Insurance)	950	26,249
Procter & Gamble Co. (Cosmetics/Personal Care)	8,322	511,720
Progress Energy, Inc. (Electric)	874	40,851
Progressive Corp. (Insurance)	1,938	38,140
Prologis, Inc. (REIT)	1,254	44,680
Prudential Financial, Inc. (Insurance)	1,444	84,734
Public Service Enterprise Group, Inc. (Electric)	1,520	49,780
Public Storage, Inc. (REIT)	418	50,005
Pulte Group, Inc.* (Home Builders)	988	6,788
QEP Resources, Inc. (Oil & Gas)	532	23,318
Qualcomm, Inc. (Telecommunications)	4,978	272,695
Quanta Services, Inc.* (Commercial Services)	646	11,964
Quest Diagnostics, Inc. (Healthcare - Services)	456	24,629
R.R. Donnelley & Sons Co. (Commercial Services)	570	10,722
Range Resources Corp. (Oil & Gas)	494	32,189
Raytheon Co. (Aerospace/Defense)	1,064	47,593
Red Hat, Inc.* (Software)	570	23,986
Regions Financial Corp. (Banks)	3,762	22,911
Republic Services, Inc. (Environmental Control)	912	26,475
Reynolds American, Inc. (Agriculture)	1,026	36,115
Robert Half International, Inc. (Commercial Services)	456	12,485
Rockwell Automation, Inc. (Machinery - Diversified)	418	29,996
Rockwell Collins, Inc. (Aerospace/Defense)	456	25,121
Roper Industries, Inc. (Miscellaneous Manufacturing)	304	24,816
Ross Stores, Inc. (Retail)	342	25,913
Rowan Cos., Inc.* (Oil & Gas)	380	14,885
Ryder System, Inc. (Transportation)	152	8,561
Safeway, Inc. (Food)	1,064	21,461
SAIC, Inc.* (Commercial Services)	836	13,401
Salesforce.com, Inc.* (Software)	342	49,491
SanDisk Corp.* (Computers)	722	30,707
Sara Lee Corp. (Food)	1,748	33,404
SCANA Corp. (Electric)	342	13,403
Schlumberger, Ltd. (Oil & Gas Services)	4,028	364,010
Scripps Networks Interactive - Class A (Entertainment)	266	12,326
Sealed Air Corp. (Packaging & Containers)	494	10,636
Sears Holdings Corp.* (Retail)	114	7,942
Sempra Energy (Gas)	722	36,598
Sherwin-Williams Co. (Chemicals)	266	20,527
Sigma-Aldrich Corp. (Chemicals)	380	25,498
Simon Property Group, Inc. (REIT)	874	105,326
SLM Corp. (Diversified Financial Services)	1,558	24,289
Snap-on, Inc. (Hand/Machine Tools)	190	10,803
Southern Co. (Electric)	2,546	100,669
Southwest Airlines Co. (Airlines)	2,356	23,466
Southwestern Energy Co.* (Oil & Gas)	1,026	45,719
Spectra Energy Corp. (Pipelines)	1,938	52,365
Sprint Nextel Corp.* (Telecommunications)	8,930	37,774
St. Jude Medical, Inc. (Healthcare - Products)	988	45,942
Stanley Black & Decker, Inc. (Hand/Machine Tools)	494	32,490
Staples, Inc. (Retail)	2,128	34,176
Starbucks Corp. (Retail)	2,242	89,882
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	570	31,327
State Street Corp. (Banks)	1,520	63,034
Stericycle, Inc.* (Environmental Control)	266	21,844
Stryker Corp. (Healthcare - Products)	988	53,688
Sunoco, Inc. (Oil & Gas)	342	13,902
SunTrust Banks, Inc. (Banks)	1,596	39,086
SuperValu, Inc. (Food)	646	5,556
Symantec Corp.* (Internet)	2,242	42,733
Sysco Corp. (Food)	1,748	53,471
T. Rowe Price Group, Inc. (Diversified Financial Services)	760	43,168
Target Corp. (Retail)	2,052	105,657
TECO Energy, Inc. (Electric)	646	11,970
Tellabs, Inc. (Telecommunications)	1,064	4,405
Tenet Healthcare Corp.* (Healthcare - Services)	1,444	8,029
Teradata Corp.* (Computers)	494	27,150
Teradyne, Inc.* (Semiconductors)	570	7,689
Tesoro Petroleum Corp.* (Oil & Gas)	418	10,153
Texas Instruments, Inc. (Semiconductors)	3,458	102,875
Textron, Inc. (Miscellaneous Manufacturing)	836	19,337
The AES Corp.* (Electric)	1,976	24,325
The Charles Schwab Corp. (Diversified Financial Services)	3,002	44,820
The Dow Chemical Co. (Chemicals)	3,496	121,906
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	342	35,879
The Gap, Inc. (Retail)	1,178	22,724

See notes to the financial statements.

	Shares		Value
Common Stocks, continued
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,558		$210,283
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	722		11,675
The Hershey Co. (Food)	456		25,737
The Travelers Cos., Inc. (Insurance)	1,254		69,133
The Williams Cos., Inc. (Pipelines)	1,748		55,412
Thermo Fisher Scientific, Inc.* (Electronics)	1,140		68,503
Tiffany & Co. (Retail)	380		30,244
Time Warner Cable, Inc. (Media)	988		72,430
Time Warner, Inc. (Media)	3,192		112,231
Titanium Metals Corp. (Mining)	266		4,732
TJX Cos., Inc. (Retail)	1,140		63,042
Torchmark Corp. (Insurance)	342		13,813
Total System Services, Inc. (Software)	494		9,193
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,406		62,272
Tyson Foods, Inc. - Class A (Food)	912		16,015
U.S. Bancorp (Banks)	5,738		149,532
Union Pacific Corp. (Transportation)	1,444		147,981
United Parcel Service, Inc. - Class B (Transportation)	2,926		202,538
United States Steel Corp. (Iron/Steel)	418		16,716
United Technologies Corp. (Aerospace/Defense)	2,736		226,650
UnitedHealth Group, Inc. (Healthcare - Services)	3,230		160,305
UnumProvident Corp. (Insurance)	912		22,244
Urban Outfitters, Inc.* (Retail)	380		12,365
V.F. Corp. (Apparel)	266		31,069
Valero Energy Corp. (Oil & Gas)	1,710		42,955
Varian Medical Systems, Inc.* (Healthcare - Products)	342		21,464
Ventas, Inc. (REIT)	874		47,310
VeriSign, Inc. (Internet)	494		15,418
Verizon Communications, Inc. (Telecommunications)	8,436		297,706
Viacom, Inc. - Class B (Media)	1,748		84,638
Visa, Inc. - Class A (Commercial Services)	1,444		123,520
Vornado Realty Trust (REIT)	494		46,214
Vulcan Materials Co. (Building Materials)	380		13,030
W.W. Grainger, Inc. (Distribution/Wholesale)	190		28,190
Wal-Mart Stores, Inc. (Retail)	5,700		300,447
Walgreen Co. (Retail)	2,736		106,813
Walt Disney Co. (Media)	5,624		217,199
Washington Post Co. - Class B (Media)	38		15,287
Waste Management, Inc. (Environmental Control)	1,406		44,275
Waters Corp.* (Electronics)	266		23,379
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	380		25,509
WellPoint, Inc. (Healthcare - Services)	1,102		74,440
Wells Fargo & Co. (Banks)	15,770		440,614
Western Digital Corp.* (Computers)	684		23,571
Western Union Co. (Commercial Services)	1,900		36,879
Weyerhaeuser Co. (Forest Products & Paper)	1,596		31,904
Whirlpool Corp. (Home Furnishings)	228		15,784
Whole Foods Market, Inc. (Food)	456		30,415
Windstream Corp. (Telecommunications)	1,520		18,559
Wisconsin Energy Corp. (Electric)	684		20,965
Wyndham Worldwide Corp. (Lodging)	494		17,087
Wynn Resorts, Ltd. (Lodging)	228		35,039
Xcel Energy, Inc. (Electric)	1,444		34,656
Xerox Corp. (Office/Business Equipment)	4,180		38,999
Xilinx, Inc. (Semiconductors)	798		25,616
XL Group PLC (Insurance)	912		18,714
Yahoo!, Inc.* (Internet)	3,876		50,776
YUM! Brands, Inc. (Retail)	1,406		74,265
Zimmer Holdings, Inc.* (Healthcare - Products)	570		34,211
Zions Bancorp (Banks)	532		11,651

TOTAL COMMON STOCKS (Cost $21,157,839)			35,177,888

Rights/Warrants (NM)
American International Group, Inc.* (Diversified Financial Services)	—	(a)	2

TOTAL RIGHTS/WARRANTS (Cost $3)			2

	Principal Amount		Value
Repurchase Agreements (b)(c) (60.7%)
Repurchase Agreements with various counterparties, rates 0.09% - 0.12%, dated 7/29/11, due 8/1/11, total to be received $65,657,618	$65,657,000		$65,657,000

TOTAL REPURCHASE AGREEMENTS (Cost $65,657,000)			65,657,000

TOTAL INVESTMENT SECURITIES (Cost $86,814,842) — 93.2%			100,834,890
Net other assets (liabilities) — 6.8%			7,309,260

NET ASSETS — 100.0%			$108,144,150

*	Non-income producing security
(a)	Number of shares is less than 0.50.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $18,952,000.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See notes to the financial statements.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 9/19/11 (Underlying notional amount at value $29,629,750)	460	$(158,014)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$82,590,774	$(691,608)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	68,660,111	(698,134)
		$(1,389,742)

UltraBull ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Advertising	$53,391	0.1%
Aerospace/Defense	706,171	0.7%
Agriculture	422,876	0.4%
Airlines	23,466	NM
Apparel	215,928	0.2%
Auto Manufacturers	185,443	0.2%
Auto Parts & Equipment	86,092	0.1%
Banks	1,760,288	1.6%
Beverages	869,210	0.8%
Biotechnology	330,366	0.3%
Building Materials	24,255	NM
Chemicals	639,407	0.6%
Coal	111,737	0.1%
Commercial Services	772,066	0.7%
Computers	2,536,982	2.3%
Cosmetics/Personal Care	703,333	0.7%
Distribution/Wholesale	81,841	0.1%
Diversified Financial Services	1,513,056	1.4%
Electric	1,133,660	1.1%
Electrical Components & Equipment	119,875	0.1%
Electronics	193,514	0.2%
Energy - Alternate Sources	17,971	NM
Engineering & Construction	48,671	NM
Entertainment	29,280	NM
Environmental Control	92,594	0.1%
Food	686,910	0.6%
Forest Products & Paper	104,540	0.1%
Gas	67,040	0.1%
Hand/Machine Tools	43,293	NM
Healthcare - Products	1,200,693	1.1%
Healthcare - Services	415,950	0.4%
Holding Companies - Diversified	20,471	NM
Home Builders	25,459	NM
Home Furnishings	23,688	NM
Household Products/Wares	141,245	0.1%
Housewares	13,564	NM
Insurance	1,304,586	1.2%
Internet	1,087,390	1.0%
Iron/Steel	113,051	0.1%
Leisure Time	74,352	0.1%
Lodging	110,640	0.1%
Machinery - Construction & Mining	220,007	0.2%
Machinery - Diversified	203,336	0.2%
Media	1,075,542	1.0%
Metal Fabricate/Hardware	67,457	0.1%
Mining	282,528	0.3%
Miscellaneous Manufacturing	1,350,651	1.3%
Office/Business Equipment	52,101	0.1%
Oil & Gas	3,511,428	3.3%
Oil & Gas Services	788,073	0.7%
Packaging & Containers	50,855	NM
Pharmaceuticals	1,849,602	1.7%
Pipelines	154,631	0.1%
REIT	565,881	0.5%
Real Estate	19,053	NM
Retail	2,041,679	1.9%
Savings & Loans	12,854	NM
Semiconductors	817,985	0.8%
Software	1,511,207	1.4%
Telecommunications	1,773,413	1.6%
Textiles	12,369	NM
Toys/Games/Hobbies	43,889	NM
Transportation	669,004	0.6%
Other**	72,966,260	67.5%
Total	$108,144,150	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM Not meaningful, amount is less than 0.05%.

REIT Real Estate Investment Trust

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2011

	Shares	Value
Common Stocks (32.0%)
1st Source Corp. (Banks)	570	$13,138
3D Systems Corp.* (Computers)	570	12,204
99 Cents Only Stores* (Retail)	570	11,257
A123 Systems, Inc.* (Electrical Components & Equipment)	1,425	7,310
AAON, Inc. (Building Materials)	380	8,618
AAR Corp. (Aerospace/Defense)	570	16,724
Abaxis, Inc.* (Healthcare - Products)	380	9,014
ABIOMED, Inc.* (Healthcare - Products)	475	7,842
ABM Industries, Inc. (Commercial Services)	855	19,237
AboveNet, Inc. (Internet)	380	23,138
Acacia Research Corp.* (Media)	665	28,542
Acadia Realty Trust (REIT)	190	3,988
Accelrys, Inc.* (Software)	1,520	11,050
Acco Brands Corp.* (Household Products/Wares)	760	6,513
Accretive Health, Inc.* (Commercial Services)	570	17,123
Accuray, Inc.* (Healthcare - Products)	950	6,555
Accuride Corp.* (Auto Parts & Equipment)	380	4,351
ACI Worldwide, Inc.* (Software)	665	24,046
Acorda Therapeutics, Inc.* (Biotechnology)	570	16,188
Actuant Corp. - Class A (Miscellaneous Manufacturing)	950	23,474
Acuity Brands, Inc. (Miscellaneous Manufacturing)	570	27,753
Acxiom Corp.* (Software)	950	13,053
ADTRAN, Inc. (Telecommunications)	760	25,148
Advance America Cash Advance Centers, Inc. (Commercial Services)	950	6,698
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	665	7,056
Advent Software, Inc.* (Software)	475	11,034
Advisory Board Co.* (Commercial Services)	190	10,173
Aeroflex Holding Corp.* (Semiconductors)	190	2,717
Aeropostale, Inc.* (Retail)	1,140	19,209
Aerovironment, Inc.* (Aerospace/Defense)	190	5,478
AFC Enterprises, Inc.* (Retail)	475	7,339
Affymetrix, Inc.* (Biotechnology)	950	5,368
Air Methods Corp.* (Healthcare - Services)	190	13,319
Air Transport Services Group, Inc.* (Transportation)	855	4,258
Aircastle, Ltd. (Trucking & Leasing)	950	10,877
Akorn, Inc.* (Pharmaceuticals)	855	5,925
Alaska Air Group, Inc.* (Airlines)	475	29,032
Alaska Communications Systems Group, Inc. (Telecommunications)	950	6,869
Albany International Corp. - Class A (Machinery - Diversified)	475	12,621
Align Technology, Inc.* (Healthcare - Products)	855	18,801
Alkermes, Inc.* (Pharmaceuticals)	1,330	22,929
Allegiant Travel Co.* (Airlines)	190	8,176
ALLETE, Inc. (Electric)	475	19,119
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	855	8,020
Alterra Capital Holdings, Ltd. (Insurance)	1,330	28,981
Altra Holdings, Inc.* (Machinery - Diversified)	475	10,564
AMAG Pharmaceuticals, Inc.* (Biotechnology)	380	5,628
AMCOL International Corp. (Mining)	380	11,651
Amedisys, Inc.* (Healthcare - Services)	475	12,283
AMERCO* (Trucking & Leasing)	95	8,563
American Assets Trust, Inc. (REIT)	570	12,534
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	1,045	11,986
American Campus Communities, Inc. (REIT)	760	28,287
American Equity Investment Life Holding Co. (Insurance)	1,140	13,532
American Greetings Corp. - Class A (Household Products/Wares)	760	16,849
American Public Education, Inc.* (Commercial Services)	285	12,987
American Science & Engineering, Inc. (Electronics)	190	15,415
American States Water Co. (Water)	475	16,240
American Superconductor Corp.* (Electrical Components & Equipment)	665	4,868
American Vanguard Corp. (Chemicals)	380	5,191
Amerigon, Inc.* (Auto Parts & Equipment)	475	7,990
Amerisafe, Inc.* (Insurance)	475	10,217
Ameristar Casinos, Inc. (Lodging)	475	10,545
Ameron International Corp. (Miscellaneous Manufacturing)	190	16,167
Amkor Technology, Inc.* (Semiconductors)	1,140	6,076
AMN Healthcare Services, Inc.* (Commercial Services)	665	5,360
AmSurg Corp.* (Healthcare - Services)	570	14,495
AmTrust Financial Services, Inc. (Insurance)	285	6,618
Amyris, Inc.* (Energy - Alternate Sources)	285	6,598
Analogic Corp. (Electronics)	285	15,330
Ancestry.com, Inc.* (Internet)	475	16,915
AngioDynamics, Inc.* (Healthcare - Products)	475	6,569
Anixter International, Inc. (Telecommunications)	380	23,720
Ann, Inc.* (Retail)	665	17,250
Anworth Mortgage Asset Corp. (REIT)	3,040	21,067
Apco Oil & Gas International, Inc. (Oil & Gas)	190	16,747
Apogee Enterprises, Inc. (Building Materials)	570	6,527

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
Apollo Investment Corp. (Investment Companies)	2,945	$28,213
Applied Industrial Technologies, Inc. (Machinery - Diversified)	570	18,194
Applied Micro Circuits Corp.* (Semiconductors)	1,235	7,793
Approach Resources, Inc.* (Oil & Gas)	380	9,865
Arbitron, Inc. (Commercial Services)	380	14,866
Arch Chemicals, Inc. (Chemicals)	475	22,382
Ardea Biosciences, Inc.* (Pharmaceuticals)	285	6,669
Argo Group International Holdings, Ltd. (Insurance)	380	11,172
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,900	22,591
Arkansas Best Corp. (Transportation)	380	9,143
ARMOUR Residential REIT, Inc. (REIT)	665	4,815
ArQule, Inc.* (Biotechnology)	1,140	6,384
Arris Group, Inc.* (Telecommunications)	1,615	19,380
ArthroCare Corp.* (Healthcare - Products)	380	12,559
Artio Global Investors, Inc. (Diversified Financial Services)	380	4,180
Aruba Networks, Inc.* (Telecommunications)	1,140	26,163
Asbury Automotive Group, Inc.* (Retail)	380	8,181
Ascena Retail Group, Inc.* (Retail)	855	27,634
Ascent Media Corp. - Class A* (Entertainment)	285	13,711
Ashford Hospitality Trust (REIT)	570	6,213
Aspen Technology, Inc.* (Software)	1,140	17,670
Assisted Living Concepts, Inc. - Class A (Healthcare - Services)	380	5,955
Associated Estates Realty Corp. (REIT)	1,045	18,967
Astec Industries, Inc.* (Machinery - Construction & Mining)	475	17,822
Astoria Financial Corp. (Savings & Loans)	1,330	15,494
athenahealth, Inc.* (Software)	570	33,510
Atlantic Power Corp. (Electric)	1,045	16,312
Atlantic Tele-Network, Inc. (Environmental Control)	190	7,176
Atlas Air Worldwide Holdings, Inc.* (Transportation)	380	19,908
ATMI, Inc.* (Semiconductors)	380	7,087
ATP Oil & Gas Corp.* (Oil & Gas)	760	11,012
Atrion Corp. (Healthcare - Products)	95	18,914
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	665	12,462
AVANIR Pharmaceuticals, Inc. - Class A* (Pharmaceuticals)	1,805	6,769
Aveo Phamaceuticals, Inc.* (Biotechnology)	475	9,077
Avid Technology, Inc.* (Software)	475	6,218
Avis Budget Group, Inc.* (Commercial Services)	1,520	22,967
Avista Corp. (Electric)	665	16,765
AZZ, Inc. (Miscellaneous Manufacturing)	190	9,506
B&G Foods, Inc. - Class A (Food)	665	12,495
Badger Meter, Inc. (Electronics)	285	10,400
Balchem Corp. (Chemicals)	570	24,949
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	380	6,722
BancorpSouth, Inc. (Banks)	1,045	14,149
Bank of the Ozarks, Inc. (Banks)	190	9,871
Barnes & Noble, Inc. (Retail)	380	6,612
Barnes Group, Inc. (Miscellaneous Manufacturing)	855	20,819
Basic Energy Services, Inc.* (Oil & Gas Services)	380	12,308
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	665	14,218
Belden, Inc. (Electrical Components & Equipment)	475	17,504
Belo Corp. - Class A* (Media)	1,235	8,633
Benchmark Electronics, Inc.* (Electronics)	1,045	15,309
Berkshire Hills Bancorp, Inc. (Savings & Loans)	475	10,412
Berry Petroleum Co. - Class A (Oil & Gas)	665	38,138
BGC Partners, Inc. - Class A (Diversified Financial Services)	1,330	10,893
Bill Barrett Corp.* (Oil & Gas)	665	33,090
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	475	9,472
BioMed Realty Trust, Inc. (REIT)	1,615	31,686
BJ’s Restaurants, Inc.* (Retail)	285	13,215
Black Box Corp. (Telecommunications)	475	13,533
Black Hills Corp. (Electric)	570	17,032
Blackbaud, Inc. (Software)	665	16,891
Blackboard, Inc.* (Software)	475	20,691
BlackRock Kelso Capital Corp. (Investment Companies)	1,235	10,658
Blount International, Inc.* (Machinery - Diversified)	760	12,639
Blue Coat Systems, Inc.* (Internet)	570	11,485
Blue Nile, Inc.* (Internet)	190	8,048
Bob Evans Farms, Inc. (Retail)	475	16,406
Boise, Inc. (Forest Products & Paper)	1,710	11,850
Boston Beer Co., Inc. - Class A* (Beverages)	95	8,564
Boston Private Financial Holdings, Inc. (Banks)	950	6,584
Bottomline Technologies, Inc.* (Software)	475	11,063
Boyd Gaming Corp.* (Lodging)	950	8,303
BPZ Resources, Inc.* (Oil & Gas)	1,425	5,159
Brady Corp. - Class A (Electronics)	665	19,684
Bravo Brio Restaurant Group, Inc.* (Retail)	285	6,370
Bridgepoint Education, Inc.* (Commercial Services)	285	7,057
Briggs & Stratton Corp. (Machinery - Diversified)	760	13,026
Brightpoint, Inc.* (Distribution/Wholesale)	1,045	9,499
Bristow Group, Inc. (Transportation)	570	27,634
BroadSoft, Inc.* (Internet)	380	11,100
Brookline Bancorp, Inc. (Savings & Loans)	950	8,123

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
Brooks Automation, Inc.* (Semiconductors)	950	$9,035
Brown Shoe Co., Inc. (Retail)	570	5,757
Brunswick Corp. (Leisure Time)	1,235	26,960
Buckeye Technologies, Inc. (Forest Products & Paper)	950	25,545
Buffalo Wild Wings, Inc.* (Retail)	285	18,106
Cabela’s, Inc.* (Retail)	570	15,595
Cabot Microelectronics Corp.* (Chemicals)	285	11,027
CACI International, Inc. - Class A* (Computers)	380	22,450
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	570	4,931
Cal Dive International, Inc.* (Oil & Gas Services)	1,425	7,952
Cal-Maine Foods, Inc. (Food)	190	6,424
Calgon Carbon Corp.* (Environmental Control)	855	12,731
California Water Service Group (Water)	760	13,916
Caliper Life Sciences, Inc.* (Healthcare - Products)	855	6,968
Calix, Inc.* (Telecommunications)	475	8,712
Callaway Golf Co. (Leisure Time)	950	6,033
Campus Crest Communities, Inc. (REIT)	570	6,829
Cantel Medical Corp. (Healthcare - Products)	190	4,737
Capella Education Co.* (Commercial Services)	285	12,184
Capital Lease Funding, Inc. (REIT)	1,425	6,341
Capstead Mortgage Corp. (REIT)	1,520	19,213
Capstone Turbine Corp.* (Electrical Components & Equipment)	4,275	6,199
Cardinal Financial Corp. (Banks)	760	8,155
Cardtronics, Inc.* (Commercial Services)	570	13,099
Carrizo Oil & Gas, Inc.* (Oil & Gas)	570	21,888
Carter’s, Inc.* (Apparel)	665	22,277
Cascade Corp. (Machinery - Diversified)	190	9,498
Casey’s General Stores, Inc. (Retail)	475	21,375
Cash America International, Inc. (Retail)	475	26,581
Cass Information Systems, Inc. (Banks)	190	7,133
Cathay Bancorp, Inc. (Banks)	1,140	15,800
Cavium, Inc.* (Semiconductors)	760	26,212
Cbeyond, Inc.* (Telecommunications)	475	5,334
CBL & Associates Properties, Inc. (REIT)	1,995	35,431
CEC Entertainment, Inc. (Retail)	380	14,706
Cell Therapeutics, Inc.* (Biotechnology)	2,280	3,078
Centene Corp.* (Healthcare - Services)	760	24,936
Central European Distribution Corp.* (Distribution/Wholesale)	950	9,196
Central Eurpoean Media Enterprises, Ltd. - Class A* (Media)	475	9,082
Central Garden & Pet Co. - Class A* (Household Products/Wares)	760	6,658
Central Vermont Public Service Corp. (Electric)	190	6,667
Century Aluminum Co.* (Mining)	855	11,132
CenturyLink, Inc. (Telecommunications)	—	11
Cenveo, Inc.* (Commercial Services)	1,045	6,051
Cepheid, Inc.* (Healthcare - Products)	950	35,872
Ceradyne, Inc.* (Miscellaneous Manufacturing)	380	12,316
CEVA, Inc.* (Semiconductors)	380	11,484
CH Energy Group, Inc. (Electric)	380	19,407
Charming Shoppes, Inc.* (Retail)	1,900	7,790
Chart Industries, Inc.* (Machinery - Diversified)	475	25,203
Checkpoint Systems, Inc.* (Electronics)	570	8,949
Cheesecake Factory, Inc.* (Retail)	760	21,911
Chemed Corp. (Commercial Services)	380	23,108
Chemical Financial Corp. (Banks)	1,235	23,428
Chemtura Corp.* (Chemicals)	1,425	25,080
Cheniere Energy, Inc.* (Oil & Gas)	1,045	10,764
Chesapeake Lodging Trust (REIT)	570	9,405
Chesapeake Utilities Corp. (Oil & Gas Services)	190	7,336
Chiquita Brands International, Inc.* (Food)	760	8,998
Churchill Downs, Inc. (Entertainment)	285	12,520
CIBER, Inc.* (Computers)	1,235	6,200
Cincinnati Bell, Inc.* (Telecommunications)	3,135	10,847
Cinemark Holdings, Inc. (Entertainment)	1,235	24,070
CIRCOR International, Inc. (Metal Fabricate/Hardware)	190	8,218
Cirrus Logic, Inc.* (Semiconductors)	950	14,421
City Holding Co. (Banks)	285	8,912
Clarcor, Inc. (Miscellaneous Manufacturing)	665	29,300
Clayton Williams Energy, Inc.* (Oil & Gas)	95	6,300
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	855	13,689
Clean Harbors, Inc.* (Environmental Control)	570	30,067
Clearwater Paper Corp.* (Forest Products & Paper)	190	14,372
Cleco Corp. (Electric)	760	26,387
Cloud Peak Energy, Inc.* (Coal)	950	21,185
CNO Financial Group, Inc.* (Insurance)	3,325	24,439
Coca-Cola Bottling Co. (Beverages)	95	6,129
Coeur d’Alene Mines Corp.* (Mining)	1,330	36,296
Cogent Communications Group, Inc.* (Internet)	665	10,022
Cognex Corp. (Machinery - Diversified)	570	19,351
Cohen & Steers, Inc. (Diversified Financial Services)	190	7,511
Coherent, Inc.* (Electronics)	285	13,689
Cohu, Inc. (Semiconductors)	665	8,326
Coinstar, Inc.* (Commercial Services)	475	23,208

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
Colfax Corp.* (Miscellaneous Manufacturing)	475	$12,858
Collective Brands, Inc.* (Retail)	855	10,072
Colonial Properties Trust (REIT)	1,140	24,567
Colony Financial, Inc. (REIT)	760	13,384
Columbia Banking System, Inc. (Banks)	855	15,057
Columbia Sportswear Co. (Apparel)	190	10,906
Columbus McKinnon Corp. NY* (Machinery - Diversified)	475	7,814
Comfort Systems USA, Inc. (Building Materials)	760	7,934
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	570	6,042
Community Bank System, Inc. (Banks)	760	19,122
Community Trust Bancorp, Inc. (Banks)	950	25,764
CommVault Systems, Inc.* (Software)	570	22,070
Compass Diversified Holdings (Holding Companies - Diversified)	760	11,377
Complete Production Services, Inc.* (Oil & Gas Services)	1,140	44,323
Computer Programs & Systems, Inc. (Software)	190	13,946
comScore, Inc.* (Internet)	475	10,360
Comstock Resources, Inc.* (Oil & Gas)	665	21,213
Comtech Telecommunications Corp. (Telecommunications)	475	12,801
Conceptus, Inc.* (Healthcare - Products)	475	5,410
Concur Technologies, Inc.* (Software)	570	25,901
CONMED Corp.* (Healthcare - Products)	475	12,350
Consolidated Communications Holdings, Inc. (Telecommunications)	1,140	20,543
Consolidated Graphics, Inc.* (Commercial Services)	190	9,802
Constant Contact, Inc.* (Internet)	475	8,992
Contango Oil & Gas Co. (Oil & Gas)	190	11,985
Convergys Corp.* (Commercial Services)	1,520	18,909
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	855	14,415
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	190	7,076
Coresite Realty Corp. (REIT)	380	6,399
Corinthian Colleges, Inc.* (Commercial Services)	1,330	5,533
CoStar Group, Inc.* (Commercial Services)	380	22,329
Cousins Properties, Inc. (REIT)	1,045	8,893
Cracker Barrel Old Country Store, Inc. (Retail)	285	12,856
Credit Acceptance Corp.* (Diversified Financial Services)	95	7,534
CreXus Investment Corp. (REIT)	1,235	12,980
Crocs, Inc.* (Apparel)	1,235	38,693
Crosstex Energy, Inc. (Oil & Gas)	665	9,709
CSG Systems International, Inc.* (Software)	570	10,123
CTS Corp. (Electronics)	950	9,339
Cubic Corp. (Electronics)	190	9,223
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	855	29,044
Curtiss-Wright Corp. (Aerospace/Defense)	475	15,181
CVB Financial Corp. (Banks)	1,330	12,888
CVR Energy, Inc.* (Oil & Gas)	1,235	33,160
Cyberonics, Inc.* (Healthcare - Products)	475	12,891
Cymer, Inc.* (Electronics)	380	16,731
Cypress Sharpridge Investments, Inc. (REIT)	1,615	19,881
Daktronics, Inc. (Electronics)	570	5,660
Dana Holding Corp.* (Auto Parts & Equipment)	2,090	34,840
Darling International, Inc.* (Environmental Control)	1,615	27,261
DCT Industrial Trust, Inc. (REIT)	3,990	21,626
DealerTrack Holdings, Inc.* (Internet)	570	13,218
Delphi Financial Group, Inc. - Class A (Insurance)	855	23,017
Deltic Timber Corp. (Forest Products & Paper)	190	9,852
Deluxe Corp. (Commercial Services)	665	15,654
Denny’s Corp.* (Retail)	1,995	7,601
DepoMed, Inc.* (Pharmaceuticals)	1,140	8,618
Dexcom, Inc.* (Healthcare - Products)	950	13,471
DG Fastchannel, Inc.* (Media)	380	10,739
Diamond Foods, Inc. (Food)	285	20,403
DiamondRock Hospitality Co. (REIT)	2,660	27,185
Dice Holdings, Inc.* (Internet)	760	10,480
Digi International, Inc.* (Software)	475	6,788
Digital River, Inc.* (Internet)	665	16,957
DigitalGlobe, Inc.* (Telecommunications)	475	12,407
Dime Community Bancshares, Inc. (Savings & Loans)	855	12,013
DineEquity, Inc.* (Retail)	190	9,899
Diodes, Inc.* (Semiconductors)	475	11,186
Dole Food Co., Inc.* (Food)	570	8,088
Dollar Financial Corp.* (Commercial Services)	665	14,371
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	380	27,375
Domino’s Pizza, Inc.* (Retail)	855	22,974
Dorman Products, Inc.* (Auto Parts & Equipment)	285	10,183
Drew Industries, Inc. (Building Materials)	380	8,094
Dril-Quip, Inc.* (Oil & Gas Services)	475	33,492
DTS, Inc.* (Home Furnishings)	285	9,895
Duff & Phelps Corp. - Class A (Diversified Financial Services)	665	7,574
DuPont Fabros Technology, Inc. (REIT)	855	21,794
Dycom Industries, Inc.* (Engineering & Construction)	570	9,713
Dynavax Technologies Corp.* (Biotechnology)	2,185	6,118

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
Dynegy, Inc. - Class A* (Electric)	1,425	$8,151
Dynex Capital, Inc. (REIT)	855	7,781
E.W. Scripps Co.* (Media)	760	6,551
Eagle Materials, Inc. (Building Materials)	570	14,164
EarthLink, Inc. (Internet)	1,615	12,985
EastGroup Properties, Inc. (REIT)	285	12,688
Eastman Kodak Co.* (Miscellaneous Manufacturing)	3,800	9,120
Ebix, Inc.* (Software)	380	7,482
Echelon Corp.* (Computers)	570	4,725
Education Realty Trust, Inc. (REIT)	1,140	10,009
El Paso Electric Co. (Electric)	665	22,244
Electro Rent Corp. (Commercial Services)	570	9,211
Electro Scientific Industries, Inc.* (Electronics)	380	7,300
Electronics for Imaging, Inc.* (Computers)	665	11,445
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	285	9,183
EMCOR Group, Inc.* (Engineering & Construction)	950	26,524
Emergent Biosolutions, Inc.* (Biotechnology)	380	7,847
Emeritus Corp.* (Healthcare - Services)	570	11,200
Empire District Electric Co. (Electric)	570	11,634
Employers Holdings, Inc. (Insurance)	570	8,470
Emulex Corp.* (Semiconductors)	1,235	10,436
Encore Capital Group, Inc.* (Diversified Financial Services)	285	7,795
Encore Wire Corp. (Electrical Components & Equipment)	285	6,273
Endeavour International Corp.* (Oil & Gas)	760	9,530
Endologix, Inc.* (Healthcare - Products)	760	6,901
Energy Partners, Ltd.* (Oil & Gas)	665	11,312
Energy XXI (Bermuda), Ltd.* (Oil & Gas)	1,045	34,286
EnergySolutions, Inc. (Environmental Control)	1,045	5,288
EnerNOC, Inc.* (Electric)	380	6,361
EnerSys* (Electrical Components & Equipment)	665	21,267
Ennis, Inc. (Household Products/Wares)	475	8,332
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	285	13,178
Enstar Group, Ltd.* (Insurance)	95	10,036
Entegris, Inc.* (Semiconductors)	1,805	15,469
Entertainment Properties Trust (REIT)	570	26,499
Entropic Communications, Inc.* (Semiconductors)	1,140	7,615
Enzon Pharmaceuticals, Inc.* (Biotechnology)	950	9,234
EPIQ Systems, Inc. (Software)	665	8,592
Equity Lifestyle Properties, Inc. (REIT)	380	24,761
Equity One, Inc. (REIT)	285	5,529
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	285	9,884
Esterline Technologies Corp.* (Aerospace/Defense)	380	29,021
Ethan Allen Interiors, Inc. (Home Furnishings)	380	6,992
Euronet Worldwide, Inc.* (Commercial Services)	760	13,042
Evercore Partners, Inc. - Class A (Diversified Financial Services)	285	8,103
Exact Sciences Corp.* (Biotechnology)	855	7,302
ExamWorks Group, Inc.* (Commercial Services)	380	8,314
Exelixis, Inc.* (Biotechnology)	1,900	14,630
Exide Technologies* (Electrical Components & Equipment)	1,425	10,203
Exlservice Holdings, Inc.* (Commercial Services)	190	4,435
Exponent, Inc.* (Commercial Services)	380	15,888
Express, Inc. (Retail)	760	17,054
Exterran Holdings, Inc.* (Oil & Gas Services)	855	15,800
Extra Space Storage, Inc. (REIT)	1,045	22,217
EZCORP, Inc. - Class A* (Retail)	665	22,131
F.N.B. Corp. (Banks)	1,710	17,100
Fabrinet* (Miscellaneous Manufacturing)	285	4,389
Fair Isaac Corp. (Software)	570	16,957
FARO Technologies, Inc.* (Electronics)	285	11,617
FBL Financial Group, Inc. - Class A (Insurance)	285	8,972
Federal Signal Corp. (Miscellaneous Manufacturing)	1,520	8,786
FEI Co.* (Electronics)	570	18,833
FelCor Lodging Trust, Inc.* (REIT)	2,470	12,696
Ferro Corp.* (Chemicals)	1,140	14,843
Fifth Street Finance Corp. (Investment Companies)	1,330	13,992
Financial Engines, Inc.* (Diversified Financial Services)	665	15,800
Finisar Corp.* (Telecommunications)	1,235	21,044
First American Financial Corp. (Insurance)	1,615	25,824
First Busey Corp. (Banks)	1,995	10,354
First Cash Financial Services, Inc.* (Retail)	475	20,553
First Commonwealth Financial Corp. (Banks)	1,805	9,278
First Financial Bancorp (Banks)	665	10,647
First Financial Bankshares, Inc. (Banks)	570	18,371
First Financial Corp. (Banks)	190	6,287
First Industrial Realty Trust, Inc.* (REIT)	950	11,257
First Midwest Bancorp, Inc. (Banks)	1,140	13,589
First Potomac Realty Trust (REIT)	570	8,903
FirstMerit Corp. (Banks)	1,330	19,431
Flagstone Reinsurance Holdings S.A. (Insurance)	950	8,465
Flotek Industries, Inc.* (Miscellaneous Manufacturing)	760	7,167
Flushing Financial Corp. (Savings & Loans)	665	8,193

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
Force Protection, Inc.* (Auto Manufacturers)	1,425	$6,512
Forestar Group, Inc.* (Real Estate)	570	9,291
FormFactor, Inc.* (Semiconductors)	1,615	14,842
Forrester Research, Inc. (Commercial Services)	285	9,006
Forward Air Corp. (Transportation)	475	14,801
FPIC Insurance Group, Inc.* (Insurance)	190	7,927
Franklin Electric Co., Inc. (Hand/Machine Tools)	285	12,440
Franklin Street Properties Corp. (REIT)	1,140	14,375
Fred’s, Inc. (Retail)	950	12,521
Fresh Del Monte Produce, Inc. (Food)	475	11,642
Frontline, Ltd. (Transportation)	665	7,648
FTI Consulting, Inc.* (Commercial Services)	570	20,685
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	285	6,053
Fuller (H.B.) Co. (Chemicals)	760	17,374
FX Energy, Inc.* (Oil & Gas)	1,045	9,990
G & K Services, Inc. (Textiles)	380	12,947
G-III Apparel Group, Ltd.* (Apparel)	285	8,798
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	95	4,595
Gaylord Entertainment Co.* (Lodging)	570	16,724
GenCorp, Inc.* (Aerospace/Defense)	1,045	5,915
Generac Holdings, Inc.* (Electrical Components & Equipment)	475	8,811
General Communication, Inc. - Class A* (Telecommunications)	760	8,626
Genesco, Inc.* (Retail)	285	14,763
Genesee & Wyoming, Inc. - Class A* (Transportation)	665	36,602
Genomic Health, Inc.* (Healthcare - Products)	285	7,652
Gentiva Health Services, Inc.* (Healthcare - Services)	475	8,545
GeoEye, Inc.* (Telecommunications)	380	15,185
GeoResources, Inc.* (Oil & Gas)	475	12,122
Georgia Gulf Corp.* (Chemicals)	475	9,519
Geron Corp.* (Biotechnology)	2,470	9,510
Getty Realty Corp. (REIT)	475	11,020
GFI Group, Inc. (Diversified Financial Services)	1,520	6,901
Gibraltar Industries, Inc.* (Iron/Steel)	570	5,860
Glacier Bancorp, Inc. (Banks)	1,520	19,973
Glatfelter (Forest Products & Paper)	760	11,468
Glimcher Realty Trust (REIT)	1,425	14,036
Global Crossing, Ltd.* (Telecommunications)	380	13,083
Global Geophysical Services, Inc.* (Oil & Gas Services)	285	4,862
Global Industries, Ltd.* (Oil & Gas Services)	1,520	7,798
Global Power Equipment Group, Inc.* (Machinery - Diversified)	95	2,467
Globe Specialty Metals, Inc. (Mining)	1,045	24,119
Globecomm Systems, Inc.* (Telecommunications)	380	5,305
GNC Acquisition Holdings, Inc. - Class A* (Retail)	285	7,182
Golar LNG, Ltd. (Transportation)	475	18,112
Gold Resource Corp. (Mining)	380	9,432
Golden Star Resources, Ltd.* (Mining)	4,370	11,056
Goodrich Petroleum Corp.* (Oil & Gas)	475	9,419
Government Properties Income Trust (REIT)	570	14,096
Graham Packaging Co., Inc.* (Packaging & Containers)	380	9,633
Grand Canyon Education, Inc.* (Commercial Services)	475	7,310
Granite Construction, Inc. (Engineering & Construction)	570	13,327
Graphic Packaging Holding Co.* (Packaging & Containers)	2,470	12,226
Great Lakes Dredge & Dock Co. (Commercial Services)	1,140	6,783
Greatbatch, Inc.* (Electrical Components & Equipment)	380	9,470
Greenlight Capital Re, Ltd. - Class A* (Insurance)	570	14,113
Griffon Corp.* (Miscellaneous Manufacturing)	950	8,978
Group 1 Automotive, Inc. (Retail)	380	18,099
GT Solar International, Inc.* (Semiconductors)	1,710	23,324
Gulf Island Fabrication, Inc. (Oil & Gas Services)	285	9,861
GulfMark Offshore, Inc. - Class A* (Transportation)	380	18,521
Gulfport Energy Corp.* (Oil & Gas)	570	20,782
H&E Equipment Services, Inc.* (Commercial Services)	570	6,840
Haemonetics Corp.* (Healthcare - Products)	285	18,667
Halozyme Therapeutics, Inc.* (Biotechnology)	1,615	11,208
Hancock Holding Co. (Banks)	1,045	34,433
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	475	9,980
Harleysville Group, Inc. (Insurance)	380	11,484
Harmonic, Inc.* (Telecommunications)	1,900	10,317
Harte-Hanks, Inc. (Advertising)	760	6,209
Harvest Natural Resources, Inc.* (Oil & Gas)	570	7,809
Hatteras Financial Corp. (REIT)	1,235	33,123
Haynes International, Inc. (Metal Fabricate/Hardware)	190	11,902
Healthcare Realty Trust, Inc. (REIT)	950	18,620
Healthcare Services Group, Inc. (Commercial Services)	1,235	19,377
HEALTHSOUTH Corp.* (Healthcare - Services)	1,330	32,452
HealthSpring, Inc.* (Healthcare - Services)	950	38,988
Healthways, Inc.* (Healthcare - Services)	570	8,510
Heartland Express, Inc. (Transportation)	760	11,643

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
Heartland Payment Systems, Inc. (Commercial Services)	570	$11,993
HeartWare International, Inc.* (Healthcare - Products)	190	12,624
Heckmann Corp.* (Beverages)	1,520	9,166
Hecla Mining Co.* (Mining)	4,465	34,693
HEICO Corp. (Aerospace/Defense)	570	29,788
Heidrick & Struggles International, Inc. (Commercial Services)	285	7,581
Helen of Troy, Ltd.* (Household Products/Wares)	475	15,319
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,615	31,622
Hercules Offshore, Inc.* (Oil & Gas Services)	1,520	7,144
Hercules Technology Growth Capital, Inc. (Investment Companies)	1,045	9,823
Herman Miller, Inc. (Office Furnishings)	760	17,488
Hersha Hospitality Trust (REIT)	2,375	12,445
Hexcel Corp.* (Aerospace/Defense Equipment)	1,425	34,114
HFF, Inc. - Class A* (Real Estate)	475	7,173
Hibbett Sports, Inc.* (Retail)	380	14,911
Higher One Holdings, Inc.* (Diversified Financial Services)	475	9,429
Highwoods Properties, Inc. (REIT)	570	19,625
Hillenbrand, Inc. (Commercial Services)	855	18,716
Hilltop Holdings, Inc.* (Real Estate)	950	8,313
Hittite Microwave Corp.* (Semiconductors)	475	26,595
HMS Holdings Corp.* (Commercial Services)	475	35,910
HNI Corp. (Office Furnishings)	665	13,905
Home Bancshares, Inc. (Banks)	380	8,957
Home Properties, Inc. (REIT)	380	24,898
Horace Mann Educators Corp. (Insurance)	665	9,682
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	380	10,579
Horsehead Holding Corp.* (Mining)	570	6,367
Hot Topic, Inc. (Retail)	665	4,968
HSN, Inc.* (Retail)	570	18,633
Hub Group, Inc. - Class A* (Transportation)	570	20,224
Hudson Pacific Properties, Inc. (REIT)	475	7,244
Huron Consulting Group, Inc.* (Commercial Services)	380	12,301
Hypercom Corp.* (Telecommunications)	950	7,705
Hyperdynamics Corp.* (Oil & Gas)	2,470	13,091
IBERIABANK Corp. (Banks)	380	19,369
ICF International, Inc.* (Commercial Services)	380	8,877
ICG Group, Inc.* (Internet)	570	6,299
Iconix Brand Group, Inc.* (Apparel)	1,045	24,380
ICU Medical, Inc.* (Healthcare - Products)	380	16,142
IDACORP, Inc. (Electric)	570	22,350
IDT Corp. (Telecommunications)	190	4,585
iGATE Corp. (Computers)	475	7,120
II-VI, Inc.* (Electronics)	760	19,023
Immucor, Inc.* (Healthcare - Products)	1,045	27,692
ImmunoGen, Inc.* (Biotechnology)	1,140	15,424
Impax Laboratories, Inc.* (Pharmaceuticals)	855	18,109
Incyte, Corp.* (Biotechnology)	1,235	21,538
Independent Bank Corp./MA (Banks)	475	12,611
Infinera Corp.* (Telecommunications)	1,995	12,828
Infinity Property & Casualty Corp. (Insurance)	190	9,627
InfoSpace, Inc.* (Internet)	950	9,054
Inland Real Estate Corp. (REIT)	1,235	10,893
Innophos Holdings, Inc. (Chemicals)	285	13,737
Innospec, Inc.* (Chemicals)	285	9,154
Inphi Corp.* (Semiconductors)	285	3,617
Insight Enterprises, Inc.* (Retail)	760	12,791
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	570	11,428
Insperity, Inc. (Commercial Services)	380	11,104
Insulet Corp.* (Healthcare - Products)	665	13,074
Integra LifeSciences Holdings* (Biotechnology)	285	12,845
Integrated Device Technology, Inc.* (Semiconductors)	1,995	13,646
Inter Parfums, Inc. (Cosmetics/Personal Care)	285	5,711
Interactive Intelligence Group, Inc.* (Software)	285	10,833
InterDigital, Inc. (Telecommunications)	665	45,386
Interface, Inc. - Class A (Office Furnishings)	665	10,653
Interline Brands, Inc.* (Building Materials)	570	9,536
Intermec, Inc.* (Machinery - Diversified)	760	8,193
InterMune, Inc.* (Biotechnology)	665	22,198
Internap Network Services Corp.* (Internet)	760	4,727
International Bancshares Corp. (Banks)	665	11,185
International Speedway Corp. - Class A (Entertainment)	380	10,629
Interval Leisure Group, Inc.* (Leisure Time)	665	8,545
INTL FCStone, Inc.* (Diversified Financial Services)	285	6,549
Intralinks Holdings, Inc.* (Internet)	475	7,258
Invacare Corp. (Healthcare - Products)	285	8,544
Invesco Mortgage Capital, Inc. (REIT)	1,045	20,461
Investment Technology Group, Inc.* (Diversified Financial Services)	665	8,093
Investors Bancorp, Inc.* (Savings & Loans)	1,045	14,463
Investors Real Estate Trust (REIT)	1,330	10,813
ION Geophysical Corp.* (Oil & Gas Services)	1,805	18,303
IPC The Hospitalist Co.* (Healthcare - Services)	285	12,891
Iridium Communications, Inc.* (Telecommunications)	760	6,483

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
iRobot Corp.* (Machinery - Diversified)	380	$13,285
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	950	14,202
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,995	17,237
iStar Financial, Inc.* (REIT)	1,900	13,319
Ixia* (Telecommunications)	570	5,700
IXYS Corp.* (Semiconductors)	475	6,479
J & J Snack Foods Corp. (Food)	285	14,732
j2 Global Communications, Inc.* (Internet)	760	20,322
Jack Henry & Associates, Inc. (Computers)	1,140	33,003
Jack in the Box, Inc.* (Retail)	760	17,267
Jaguar Mining, Inc.* (Mining)	1,425	6,797
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	475	8,289
James River Coal Co.* (Coal)	665	12,608
Jazz Pharmaceuticals, Inc.* (Pharmaceuticals)	380	15,379
JDA Software Group, Inc.* (Software)	570	15,937
JetBlue Airways Corp.* (Airlines)	3,610	17,292
John Bean Technologies Corp. (Miscellaneous Manufacturing)	665	11,744
Jos. A. Bank Clothiers, Inc.* (Retail)	380	19,498
K12, Inc.* (Commercial Services)	475	15,238
Kadant, Inc.* (Machinery - Diversified)	285	7,498
Kaiser Aluminum Corp. (Mining)	285	15,909
Kaman Corp. (Aerospace/Defense)	380	13,536
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	760	11,848
Kaydon Corp. (Metal Fabricate/Hardware)	475	16,934
KB Home (Home Builders)	1,425	12,098
KBW, Inc. (Diversified Financial Services)	570	9,747
Kelly Services, Inc. - Class A* (Commercial Services)	380	5,947
KEMET Corp.* (Electronics)	570	6,954
Kenexa Corp.* (Commercial Services)	380	9,717
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	1,330	5,865
Key Energy Services, Inc.* (Oil & Gas Services)	1,805	35,179
Kforce, Inc.* (Commercial Services)	570	7,855
Kilroy Realty Corp. (REIT)	950	36,651
Kindred Healthcare, Inc.* (Healthcare - Services)	760	14,318
KIT Digital, Inc.* (Internet)	665	7,747
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	1,615	18,266
Knight Transportation, Inc. (Transportation)	855	13,458
Knightsbridge Tankers, Ltd. (Transportation)	285	5,868
Knoll, Inc. (Office Furnishings)	665	12,136
Knology, Inc.* (Telecommunications)	475	6,522
Kodiak Oil & Gas Corp.* (Oil & Gas)	2,660	18,061
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	285	10,551
Korn/Ferry International* (Commercial Services)	665	14,324
Kraton Performance Polymers, Inc.* (Chemicals)	475	17,147
Krispy Kreme Doughnuts, Inc.* (Retail)	855	6,994
Kulicke & Soffa Industries, Inc.* (Semiconductors)	1,045	9,614
La-Z-Boy, Inc.* (Home Furnishings)	855	7,498
Laclede Group, Inc. (Gas)	665	24,771
Lakeland Financial Corp. (Banks)	760	17,138
Lancaster Colony Corp. (Miscellaneous Manufacturing)	285	17,137
Landauer, Inc. (Commercial Services)	190	10,726
LaSalle Hotel Properties (REIT)	1,330	33,263
Lattice Semiconductor Corp.* (Semiconductors)	1,805	11,191
Layne Christensen Co.* (Engineering & Construction)	285	8,353
Leap Wireless International, Inc.* (Telecommunications)	855	11,508
Lexington Realty Trust (REIT)	1,805	15,162
LHC Group, Inc.* (Healthcare - Services)	285	6,492
Life Time Fitness, Inc.* (Leisure Time)	570	23,803
Limelight Networks, Inc.* (Internet)	1,235	5,088
Lincoln Educational Services Corp. (Commercial Services)	380	6,794
Lindsay Manufacturing Co. (Machinery - Diversified)	190	12,027
Liquidity Services, Inc.* (Internet)	285	6,891
Lithia Motors, Inc. - Class A (Retail)	475	9,804
Littelfuse, Inc. (Electrical Components & Equipment)	285	14,561
Live Nation, Inc.* (Commercial Services)	1,900	21,090
LivePerson, Inc.* (Computers)	855	10,525
Liz Claiborne, Inc.* (Apparel)	1,140	7,296
LogMeIn, Inc.* (Telecommunications)	285	10,132
Loral Space & Communications, Inc.* (Telecommunications)	190	12,403
Louisiana-Pacific Corp.* (Forest Products & Paper)	1,995	15,461
LSB Industries, Inc.* (Miscellaneous Manufacturing)	285	11,326
LTC Properties, Inc. (REIT)	380	10,317
LTX-Credence Corp.* (Semiconductors)	855	6,147
Lufkin Industries, Inc. (Oil & Gas Services)	380	30,962
Lumber Liquidators Holdings, Inc.* (Retail)	380	5,970
Luminex Corp.* (Healthcare - Products)	570	11,599
M.D.C. Holdings, Inc. (Home Builders)	570	12,888
Magellan Health Services, Inc.* (Healthcare - Services)	475	24,747
Magma Design Automation, Inc.* (Electronics)	950	7,068
Magnum Hunter Resources Corp.* (Oil & Gas)	1,900	13,642

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
Maiden Holdings, Ltd. (Insurance)	855	$7,926
Maidenform Brands, Inc.* (Apparel)	380	9,823
Main Street Capital Corp. (Investment Companies)	570	9,952
MAKO Surgical Corp.* (Healthcare - Products)	475	13,685
Manhattan Associates, Inc.* (Computers)	285	10,631
MannKind Corp.* (Pharmaceuticals)	1,330	4,416
ManTech International Corp. - Class A (Software)	380	15,504
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	475	7,296
MarketAxess Holdings, Inc. (Diversified Financial Services)	475	12,412
Marten Transport, Ltd. (Transportation)	285	5,862
Masimo Corp. (Healthcare - Products)	665	18,474
MasTec, Inc.* (Telecommunications)	855	17,852
Materion Corp.* (Mining)	285	10,864
Matrix Service Co.* (Oil & Gas Services)	475	6,622
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	570	20,628
MAXIMUS, Inc. (Commercial Services)	570	22,019
Maxwell Technologies, Inc.* (Computers)	570	9,616
MB Financial, Inc. (Banks)	665	13,426
MCG Capital Corp. (Investment Companies)	2,280	12,700
McGrath Rentcorp (Commercial Services)	570	14,837
McMoRan Exploration Co.* (Oil & Gas)	1,520	25,597
MDC Partners, Inc. - Class A (Advertising)	380	7,589
Meadowbrook Insurance Group, Inc. (Insurance)	2,565	24,111
Measurement Specialties, Inc.* (Electronics)	285	9,308
MedAssets, Inc.* (Software)	760	9,629
Medical Properties Trust, Inc. (REIT)	1,900	22,344
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	760	28,257
Medidata Solutions, Inc.* (Software)	285	5,823
Medifast, Inc.* (Commercial Services)	190	3,667
Medivation, Inc.* (Pharmaceuticals)	475	10,080
MedQuist Holdings, Inc.* (Software)	475	6,360
Mentor Graphics Corp.* (Computers)	1,235	14,116
Mercury Computer Systems, Inc.* (Computers)	570	9,570
Meredith Corp. (Media)	475	14,179
Meridian Bioscience, Inc. (Healthcare - Products)	665	14,364
Merit Medical Systems, Inc.* (Healthcare - Products)	475	7,443
Meritage Homes Corp.* (Home Builders)	570	12,454
Meritor, Inc.* (Auto Parts & Equipment)	1,425	19,237
Methode Electronics, Inc. (Electronics)	950	10,051
MF Global Holdings, Ltd.* (Diversified Financial Services)	2,280	16,804
MFA Financial, Inc. (REIT)	5,130	38,424
MGE Energy, Inc. (Electric)	760	31,221
MGIC Investment Corp.* (Insurance)	2,660	10,587
Micrel, Inc. (Semiconductors)	665	6,750
Micromet, Inc.* (Biotechnology)	1,615	9,141
Microsemi Corp.* (Semiconductors)	1,235	24,515
MicroStrategy, Inc. - Class A* (Software)	95	15,140
Mid-America Apartment Communities, Inc. (REIT)	475	33,625
Mine Safety Appliances Co. (Environmental Control)	380	12,966
Minerals Technologies, Inc. (Chemicals)	285	18,462
MIPS Technologies, Inc.* (Semiconductors)	760	5,457
MKS Instruments, Inc. (Semiconductors)	760	18,962
Mobile Mini, Inc.* (Storage/Warehousing)	570	12,033
Modine Manufacturing Co.* (Auto Parts & Equipment)	855	12,748
Molina Healthcare, Inc.* (Healthcare - Services)	570	12,910
Momenta Pharmaceuticals, Inc.* (Biotechnology)	855	15,099
Monolithic Power Systems, Inc.* (Semiconductors)	475	6,408
Monotype Imaging Holdings, Inc.* (Software)	570	7,809
Monro Muffler Brake, Inc. (Commercial Services)	475	16,986
Montpelier Re Holdings, Ltd. (Insurance)	950	16,397
Moog, Inc. - Class A* (Aerospace/Defense)	665	27,232
Motricity, Inc.* (Telecommunications)	570	3,386
Move, Inc.* (Internet)	2,185	4,479
MTS Systems Corp. (Computers)	285	11,232
Mueller Industries, Inc. (Metal Fabricate/Hardware)	570	21,392
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	3,040	9,941
MVC Capital, Inc. (Investment Companies)	570	7,131
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	190	16,921
Myers Industries, Inc. (Miscellaneous Manufacturing)	665	7,914
MYR Group, Inc.* (Engineering & Construction)	380	9,230
NACCO Industries, Inc. - Class A (Machinery - Diversified)	95	8,634
Nanometrics, Inc.* (Semiconductors)	380	6,418
Nash Finch Co. (Food)	190	6,802
National CineMedia, Inc. (Entertainment)	760	11,195
National Financial Partners* (Diversified Financial Services)	665	7,534

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
National Health Investors, Inc. (REIT)	475	$21,608
National Healthcare Corp. (Healthcare - Services)	285	13,557
National Penn Bancshares, Inc. (Banks)	1,805	14,512
National Presto Industries, Inc. (Housewares)	95	9,665
National Retail Properties, Inc. (REIT)	950	23,835
National Western Life Insurance Co. - Class A (Insurance)	95	16,276
Natus Medical, Inc.* (Healthcare - Products)	475	5,477
Navigant Consulting Co.* (Commercial Services)	760	8,945
NBT Bancorp, Inc. (Banks)	1,615	35,595
Neenah Paper, Inc. (Forest Products & Paper)	285	5,754
Nektar Therapeutics* (Biotechnology)	1,710	11,012
Nelnet, Inc. - Class A (Diversified Financial Services)	475	9,576
Neogen Corp.* (Pharmaceuticals)	475	19,646
Neoprobe Corp.* (Healthcare - Products)	1,235	3,544
NETGEAR, Inc.* (Telecommunications)	475	15,632
Netlogic Microsystems, Inc.* (Semiconductors)	950	32,822
NetScout Systems, Inc.* (Computers)	665	10,141
NetSuite, Inc.* (Software)	380	14,900
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	760	5,875
Neutral Tandem, Inc.* (Telecommunications)	570	8,738
New Jersey Resources Corp. (Gas)	665	29,001
Newcastle Investment Corp. (REIT)	1,235	7,422
NewMarket Corp. (Chemicals)	95	15,582
Newpark Resources, Inc.* (Oil & Gas Services)	1,235	11,473
Newport Corp.* (Electronics)	665	10,334
NIC, Inc. (Internet)	1,045	13,345
Noranda Aluminum Holding Corp.* (Mining)	475	6,593
Nordic American Tankers, Ltd. (Transportation)	665	13,619
Northern Oil and Gas, Inc.* (Oil & Gas)	855	18,930
NorthStar Realty Finance Corp. (REIT)	2,185	8,478
Northwest Bancshares, Inc. (Savings & Loans)	2,375	29,189
Northwest Natural Gas Co. (Gas)	380	16,952
NorthWestern Corp. (Electric)	570	18,251
NPS Pharmaceuticals, Inc.* (Biotechnology)	1,330	12,848
NTELOS Holdings Corp. (Telecommunications)	665	12,914
Nu Skin Enterprises, Inc. (Retail)	665	24,964
Nutrisystem, Inc. (Commercial Services)	475	7,097
NuVasive, Inc.* (Healthcare - Products)	570	16,313
NxStage Medical, Inc.* (Healthcare - Products)	665	12,236
Oasis Petroleum, Inc.* (Oil & Gas)	760	22,450
Oclaro, Inc.* (Telecommunications)	665	3,126
Ocwen Financial Corp.* (Diversified Financial Services)	1,045	13,470
OCZ Technology Group, Inc.* (Computers)	760	5,708
Office Depot, Inc.* (Retail)	3,610	13,646
OfficeMax, Inc.* (Retail)	1,140	8,071
Old Dominion Freight Line, Inc.* (Transportation)	665	24,638
Old National Bancorp (Banks)	1,140	11,628
Olin Corp. (Chemicals)	1,045	21,851
OM Group, Inc.* (Chemicals)	475	17,233
OMEGA Healthcare Investors, Inc. (REIT)	1,330	26,121
Omnicell, Inc.* (Software)	475	8,127
OmniVision Technologies, Inc.* (Semiconductors)	760	22,222
Omnova Solutions, Inc.* (Chemicals)	665	4,495
On Assignment, Inc.* (Commercial Services)	570	5,814
Oncothyreon, Inc.* (Biotechnology)	570	4,566
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	855	28,198
OpenTable, Inc.* (Internet)	285	20,195
Opko Health, Inc.* (Pharmaceuticals)	3,420	14,877
Oplink Communications, Inc.* (Telecommunications)	380	6,414
OPNET Technologies, Inc. (Software)	190	6,519
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	665	7,036
optionsXpress Holdings, Inc. (Diversified Financial Services)	475	7,173
OraSure Technologies, Inc.* (Healthcare - Products)	855	7,866
Orbital Sciences Corp.* (Aerospace/Defense)	1,140	19,745
Orient-Express Hotels, Ltd. - Class A* (Lodging)	1,615	15,972
Oriental Financial Group, Inc. (Banks)	1,140	14,159
Oritani Financial Corp. (Savings & Loans)	1,425	18,439
Ormat Technologies, Inc. (Electric)	285	5,945
Orthofix International N.V.* (Healthcare - Products)	285	12,036
OSI Systems, Inc.* (Electronics)	285	11,768
Otter Tail Corp. (Electric)	760	15,793
Overseas Shipholding Group, Inc. (Transportation)	380	9,249
Owens & Minor, Inc. (Distribution/Wholesale)	1,045	31,872
Oxford Industries, Inc. (Apparel)	190	7,444
OYO Geospace Corp.* (Oil & Gas Services)	95	9,636
P.F. Chang’s China Bistro, Inc. (Retail)	285	9,385
Pacific Biosciences of California, Inc.* (Biotechnology)	570	6,276
PacWest Bancorp (Banks)	380	7,543

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
PAETEC Holding Corp.* (Telecommunications)	1,805	$7,978
Papa John’s International, Inc.* (Retail)	285	8,895
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	380	12,308
Parametric Technology Corp.* (Software)	1,615	33,576
Paramount Gold and Silver Corp.* (Mining)	1,805	5,433
PAREXEL International Corp.* (Commercial Services)	855	17,553
Park Electrochemical Corp. (Electronics)	570	14,911
Park National Corp. (Banks)	285	17,567
Parker Drilling Co.* (Oil & Gas)	1,710	10,841
Parkway Properties, Inc. (REIT)	380	6,699
Patriot Coal Corp.* (Coal)	1,425	26,947
PDL BioPharma, Inc. (Biotechnology)	2,375	14,701
Pebblebrook Hotel Trust (REIT)	855	16,903
Peet’s Coffee & Tea, Inc.* (Beverages)	190	11,096
Pegasystems, Inc. (Software)	285	11,503
Pendrell Corp.* (Commercial Services)	2,470	6,916
Penn Virginia Corp. (Oil & Gas)	760	9,971
PennantPark Investment Corp. (Investment Companies)	1,045	11,098
Pennsylvania REIT (REIT)	855	12,483
PennyMac Mortgage Investment Trust (REIT)	760	12,168
Penske Automotive Group, Inc. (Retail)	570	12,614
Perry Ellis International, Inc.* (Apparel)	285	6,660
Petroleum Development* (Oil & Gas)	380	13,802
PetroQuest Energy, Inc.* (Oil & Gas)	950	7,724
Pharmacyclics, Inc.* (Pharmaceuticals)	665	8,319
PharMerica Corp.* (Pharmaceuticals)	475	6,066
PHH Corp.* (Commercial Services)	855	16,040
Photronics, Inc.* (Semiconductors)	760	5,685
PICO Holdings, Inc.* (Water)	380	10,378
Piedmont Natural Gas Co., Inc. (Gas)	950	27,711
Pier 1 Imports, Inc.* (Retail)	1,520	16,705
Pinnacle Entertainment, Inc.* (Entertainment)	855	12,338
Pinnacle Financial Partners, Inc.* (Banks)	475	7,244
Pioneer Drilling Co.* (Oil & Gas)	760	12,365
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	380	11,202
Plantronics, Inc. (Telecommunications)	760	26,030
Platinum Underwriters Holdings, Ltd. (Insurance)	475	16,316
Plexus Corp.* (Electronics)	475	14,017
PMFG, Inc.* (Miscellaneous Manufacturing)	380	7,133
PNM Resources, Inc. (Electric)	1,235	18,550
PolyOne Corp. (Chemicals)	1,235	19,142
Pool Corp. (Distribution/Wholesale)	760	20,330
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	285	23,065
Portland General Electric Co. (Electric)	760	18,833
Post Properties, Inc. (REIT)	665	28,196
Potlatch Corp. (Forest Products & Paper)	570	18,935
Powell Industries, Inc.* (Electrical Components & Equipment)	190	7,323
Power Integrations, Inc. (Semiconductors)	380	13,486
Power-One, Inc.* (Electrical Components & Equipment)	1,045	7,534
Powerwave Technologies, Inc.* (Telecommunications)	2,850	6,185
Premiere Global Services, Inc.* (Telecommunications)	1,140	9,644
Prestige Brands Holdings, Inc.* (Healthcare - Products)	760	9,287
PriceSmart, Inc. (Retail)	285	16,678
Primerica, Inc. (Insurance)	570	12,323
Primoris Services Corp. (Holding Companies - Diversified)	475	5,795
PrivateBancorp, Inc. (Banks)	760	8,960
ProAssurance Corp.* (Insurance)	475	33,084
Progress Software Corp.* (Software)	950	22,895
PROS Holdings, Inc.* (Software)	380	6,202
Prospect Capital Corp. (Investment Companies)	1,425	13,252
Prosperity Bancshares, Inc. (Banks)	570	23,672
Provident Financial Services, Inc. (Savings & Loans)	1,235	17,117
Provident New York Bancorp (Savings & Loans)	1,330	10,028
PS Business Parks, Inc. (REIT)	190	10,794
PSS World Medical, Inc.* (Healthcare - Products)	665	15,913
QLIK Technologies, Inc.* (Software)	950	28,794
Quad Graphics, Inc. (Commercial Services)	285	9,593
Quaker Chemical Corp. (Chemicals)	285	11,554
Quality Systems, Inc. (Software)	285	26,038
Quanex Building Products Corp. (Building Materials)	665	10,421
Quantum Corp.* (Computers)	3,325	8,745
Quest Software, Inc.* (Software)	855	16,228
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	760	23,598
Quidel Corp.* (Healthcare - Products)	475	7,106
Quiksilver, Inc.* (Apparel)	2,090	10,993
QuinStreet, Inc.* (Internet)	380	4,746
Radian Group, Inc. (Insurance)	1,995	6,324
Radiant Systems, Inc.* (Computers)	570	16,068
Rambus, Inc.* (Semiconductors)	1,330	18,460
Ramco-Gershenson Properties Trust (REIT)	190	2,331
Raven Industries, Inc. (Miscellaneous Manufacturing)	285	15,057
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	380	14,429
RealD, Inc.* (Computers)	475	7,353
RealPage, Inc.* (Software)	475	11,424
Red Robin Gourmet Burgers, Inc.* (Retail)	190	6,540

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
Redwood Trust, Inc. (REIT)	1,235	$17,698
Regis Corp. (Retail)	855	12,697
Renasant Corp. (Banks)	665	10,175
Rent-A-Center, Inc. (Commercial Services)	855	23,128
Resolute Energy Corp.* (Oil & Gas)	760	12,380
Resource Capital Corp. (REIT)	3,135	17,869
Resources Connection, Inc. (Commercial Services)	760	9,895
Retail Opportunity Investments Corp. (REIT)	665	7,395
Rex Energy Corp.* (Oil & Gas)	570	6,310
RF Micro Devices, Inc.* (Telecommunications)	3,705	25,009
Rigel Pharmaceuticals, Inc.* (Healthcare - Products)	1,140	9,907
RightNow Technologies, Inc.* (Software)	380	12,897
Rite Aid Corp.* (Retail)	7,790	10,127
RLI Corp. (Insurance)	380	23,997
RLJ Lodging Trust (REIT)	380	6,544
Robbins & Myers, Inc. (Machinery - Diversified)	570	27,497
Rofin-Sinar Technologies, Inc.* (Electronics)	380	11,924
Rogers Corp.* (Electronics)	190	9,211
Rollins, Inc. (Commercial Services)	1,235	23,576
Rosetta Resources, Inc.* (Oil & Gas)	760	39,345
RSC Holdings, Inc.* (Commercial Services)	1,140	13,612
RTI International Metals, Inc.* (Mining)	380	12,187
Ruby Tuesday, Inc.* (Retail)	950	8,636
Ruddick Corp. (Food)	665	27,863
Rudolph Technologies, Inc.* (Semiconductors)	475	4,080
Rue21, Inc.* (Retail)	190	6,245
Rush Enterprises, Inc.* (Retail)	665	13,293
S&T Bancorp, Inc. (Banks)	760	14,455
S1 Corp.* (Internet)	1,235	11,609
Sabra Health Care REIT, Inc. (REIT)	665	9,583
Safeguard Scientifics, Inc.* (Internet)	475	8,650
Safety Insurance Group, Inc. (Insurance)	285	11,571
Saks, Inc.* (Retail)	1,615	17,345
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	760	29,473
Sanderson Farms, Inc. (Food)	285	13,173
Sandy Spring Bancorp, Inc. (Banks)	380	6,791
Sangamo BioSciences, Inc.* (Biotechnology)	950	5,149
Sanmina-SCI Corp.* (Electronics)	1,045	11,913
Sapient Corp.* (Internet)	1,425	19,836
Sauer-Danfoss, Inc.* (Machinery - Diversified)	190	9,025
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,045	7,315
ScanSource, Inc.* (Distribution/Wholesale)	380	14,041
SCBT Financial Corp. (Banks)	285	8,345
Scholastic Corp. (Media)	570	16,370
Schulman (A.), Inc. (Chemicals)	475	10,521
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	285	15,991
Scientific Games Corp. - Class A* (Entertainment)	950	8,683
Seattle Genetics, Inc.* (Biotechnology)	1,425	24,268
Select Comfort Corp.* (Retail)	760	12,783
Select Medical Holdings Corp.* (Healthcare - Services)	760	5,966
Selective Insurance Group, Inc. (Insurance)	950	15,570
SemGroup Corp. - Class A* (Pipelines)	570	13,270
Semtech Corp.* (Semiconductors)	855	19,921
Sensient Technologies Corp. (Chemicals)	760	28,211
Sequenom, Inc.* (Biotechnology)	1,520	10,731
SFN Group, Inc.* (Commercial Services)	760	10,579
Shenandoah Telecommunications Co. (Telecommunications)	570	9,040
Ship Finance International, Ltd. (Transportation)	665	10,574
ShoreTel, Inc.* (Telecommunications)	665	5,666
Shuffle Master, Inc.* (Entertainment)	1,045	9,739
Shutterfly, Inc.* (Internet)	380	20,672
SIGA Technologies, Inc.* (Pharmaceuticals)	475	3,615
Signature Bank* (Banks)	475	28,101
Silicon Graphics International Corp.* (Computers)	475	6,778
Silicon Image, Inc.* (Semiconductors)	1,140	6,532
Simmons First National Corp. - Class A (Banks)	570	13,771
Simpson Manufacturing Co., Inc. (Building Materials)	665	18,819
Sinclair Broadcast Group, Inc. - Class A (Media)	665	6,590
Six Flags Entertainment Corp. (Entertainment)	285	10,035
SJW Corp. (Water)	380	8,938
Skechers U.S.A., Inc. - Class A* (Apparel)	570	9,491
SkyWest, Inc. (Airlines)	855	10,995
Smart Balance, Inc.* (Food)	950	4,503
Smart Modular Technologies (WWH), Inc.* (Computers)	950	8,550
Smith Corp. (Miscellaneous Manufacturing)	570	23,638
Snyders-Lance, Inc. (Food)	665	13,573
Solar Capital, Ltd. (Investment Companies)	665	15,322
Solarwinds, Inc.* (Software)	760	16,348
Sonic Automotive, Inc. (Retail)	570	8,932
Sonic Corp.* (Retail)	855	9,149
SonoSite, Inc.* (Healthcare - Products)	285	9,308
Sonus Networks, Inc.* (Telecommunications)	3,040	8,998
Sotheby’s (Commercial Services)	855	36,209
Sourcefire, Inc.* (Internet)	380	9,340
South Jersey Industries, Inc. (Gas)	475	23,987
Southside Bancshares, Inc. (Banks)	380	7,535
Southwest Gas Corp. (Gas)	570	21,255
Sovran Self Storage, Inc. (REIT)	380	15,409

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
Spansion, Inc. - Class A* (Computers)	760	$13,817
Spartan Stores, Inc. (Food)	475	8,389
Spectrum Brands Holdings, Inc.* (Household Products/Wares)	190	5,073
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	760	8,056
SS&C Technologies Holdings, Inc.* (Software)	475	8,797
Stage Stores, Inc. (Retail)	570	10,146
Standard Microsystems Corp.* (Semiconductors)	475	11,238
Standard Pacific Corp.* (Home Builders)	2,375	6,793
Standex International Corp. (Miscellaneous Manufacturing)	190	6,116
Star Scientific, Inc.* (Agriculture)	1,615	6,557
Starwood Property Trust, Inc. (REIT)	1,235	23,959
State Bank Finacial Corp.* (Banks)	570	8,362
STEC, Inc.* (Computers)	570	5,797
Steelcase, Inc. - Class A (Office Furnishings)	1,235	12,264
Steiner Leisure, Ltd.* (Commercial Services)	285	13,857
Stepan Co. (Chemicals)	190	15,067
STERIS Corp. (Healthcare - Products)	855	29,916
Sterling Financial Corp.* (Banks)	570	9,884
Steven Madden, Ltd.* (Apparel)	475	18,097
Stewart Enterprises, Inc. - Class A (Commercial Services)	1,520	10,564
Stifel Financial Corp.* (Diversified Financial Services)	665	25,243
Stillwater Mining Co.* (Mining)	1,425	21,802
Stone Energy Corp.* (Oil & Gas)	760	24,670
Stoneridge, Inc.* (Electronics)	570	7,114
STR Holdings, Inc.* (Miscellaneous Manufacturing)	380	5,229
Stratasys, Inc.* (Computers)	285	7,268
Strategic Hotels & Resorts, Inc.* (REIT)	2,660	18,088
Strayer Education, Inc. (Commercial Services)	190	23,113
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	380	10,382
SuccessFactors, Inc.* (Commercial Services)	1,045	28,215
Sun Communities, Inc. (REIT)	285	10,907
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	285	8,125
Sunrise Assisted Living, Inc.* (Healthcare - Services)	855	7,541
Sunstone Hotel Investors, Inc.* (REIT)	1,520	13,543
Super Micro Computer, Inc.* (Computers)	475	6,693
Superior Industries International, Inc. (Auto Parts & Equipment)	380	7,691
Susquehanna Bancshares, Inc. (Banks)	1,520	11,446
SVB Financial Group* (Banks)	570	34,781
Swift Energy Co.* (Oil & Gas)	570	21,717
Swift Transportation Co.* (Transportation)	1,140	12,928
Swisher Hygiene, Inc.* (Commercial Services)	1,140	5,153
Sycamore Networks, Inc. (Telecommunications)	380	7,486
Sykes Enterprises, Inc.* (Computers)	665	12,834
Symetra Financial Corp. (Insurance)	1,140	14,318
Symmetry Medical, Inc.* (Healthcare - Products)	855	8,234
Synaptics, Inc.* (Computers)	475	11,671
Synchronoss Technologies, Inc.* (Software)	380	11,115
SYNNEX Corp.* (Software)	570	16,142
Syntel, Inc. (Computers)	190	10,444
Take-Two Interactive Software, Inc.* (Software)	1,045	14,097
TAL International Group, Inc. (Trucking & Leasing)	380	11,757
Taleo Corp. - Class A* (Software)	475	15,722
Tanger Factory Outlet Centers, Inc. (REIT)	1,045	28,685
Targa Resources Corp. (Oil & Gas Services)	285	9,622
Targacept, Inc.* (Pharmaceuticals)	475	9,709
Team Health Holdings, Inc.* (Commercial Services)	380	8,364
Team, Inc.* (Commercial Services)	380	10,165
Teekay Tankers, Ltd. - Class A (Transportation)	665	5,446
Tejon Ranch Co.* (Agriculture)	285	9,146
Tekelec* (Telecommunications)	1,235	9,695
Teledyne Technologies, Inc.* (Aerospace/Defense)	475	25,759
TeleTech Holdings, Inc.* (Commercial Services)	380	7,520
Tennant Co. (Machinery - Diversified)	285	12,201
Tenneco, Inc.* (Auto Parts & Equipment)	855	34,149
Tesco Corp.* (Oil & Gas Services)	475	10,099
Tessera Technologies, Inc.* (Semiconductors)	950	14,924
Tetra Tech, Inc.* (Environmental Control)	950	20,900
TETRA Technologies, Inc.* (Oil & Gas Services)	1,330	17,117
Texas Capital Bancshares, Inc.* (Banks)	570	15,578
Texas Industries, Inc. (Building Materials)	380	14,672
Texas Roadhouse, Inc. - Class A (Retail)	760	12,555
Textainer Group Holdings, Ltd. (Trucking & Leasing)	285	7,396
The Andersons, Inc. (Agriculture)	285	11,716
The Brink’s Co. (Miscellaneous Manufacturing)	665	19,844
The Buckle, Inc. (Retail)	380	16,838
The Cato Corp. - Class A (Retail)	380	10,572
The Children’s Place Retail Stores, Inc.* (Retail)	285	13,771
The Corporate Executive Board Co. (Commercial Services)	475	19,309
The Ensign Group, Inc. (Healthcare - Services)	285	8,094

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
The Finish Line, Inc. - Class A (Retail)	665	$14,164
The Fresh Market, Inc.* (Food)	380	13,501
The Geo Group, Inc.* (Commercial Services)	950	19,760
The Gorman-Rupp Co. (Machinery - Diversified)	285	9,285
The Greenbrier Cos., Inc.* (Trucking & Leasing)	285	5,734
The Hain Celestial Group, Inc.* (Food)	475	15,357
The Jones Group, Inc. (Apparel)	1,140	14,752
The Medicines Co.* (Pharmaceuticals)	760	11,385
The Men’s Wearhouse, Inc. (Retail)	665	21,805
The Middleby Corp.* (Machinery - Diversified)	285	24,077
The Navigators Group, Inc.* (Insurance)	190	8,957
The New York Times Co. - Class A* (Media)	1,805	15,487
The Pantry, Inc.* (Retail)	285	5,079
The Pep Boys - Manny, Moe & Jack (Retail)	760	8,170
The Ryland Group, Inc. (Home Builders)	760	11,195
The Timberland Co. - Class A* (Apparel)	570	24,390
The Ultimate Software Group, Inc.* (Software)	380	20,664
The Warnaco Group, Inc.* (Apparel)	570	30,381
The Wet Seal, Inc. - Class A* (Retail)	1,330	6,504
Theravance, Inc.* (Pharmaceuticals)	1,045	22,342
Thompson Creek Metals Co., Inc.* (Mining)	2,375	21,470
Titan International, Inc. (Auto Parts & Equipment)	570	14,404
Titan Machinery, Inc.* (Distribution/Wholesale)	190	5,018
TiVo, Inc.* (Home Furnishings)	1,710	16,074
TNS, Inc.* (Commercial Services)	570	9,633
Tompkins Financial Corp. (Banks)	380	15,352
Tootsie Roll Industries, Inc. (Food)	570	15,988
Tower Group, Inc. (Insurance)	570	13,030
TowneBank (Banks)	855	11,166
TPC Group, Inc.* (Chemicals)	190	7,629
Travelzoo, Inc.* (Internet)	95	5,016
Tredegar Corp. (Miscellaneous Manufacturing)	475	9,054
TreeHouse Foods, Inc.* (Food)	475	24,529
Trex Co., Inc.* (Building Materials)	190	4,005
Triangle Capital Corp. (Investment Companies)	475	8,165
TriMas Corp.* (Miscellaneous Manufacturing)	380	9,109
Triple-S Management Corp. - Class B* (Healthcare - Services)	475	10,246
TriQuint Semiconductor, Inc.* (Semiconductors)	2,470	18,574
Triumph Group, Inc. (Aerospace/Defense)	570	30,689
True Religion Apparel, Inc.* (Apparel)	380	12,802
TrueBlue, Inc.* (Commercial Services)	570	8,556
TrustCo Bank Corp. NY (Banks)	2,375	10,972
Trustmark Corp. (Banks)	760	16,560
TTM Technologies, Inc.* (Electronics)	760	10,526
Tutor Perini Corp. (Engineering & Construction)	475	7,496
Twin Disc, Inc. (Machinery - Diversified)	190	7,220
Two Harbors Investment Corp. (REIT)	1,330	13,034
Tyler Technologies, Inc.* (Computers)	475	12,108
U-Store-It Trust (REIT)	1,330	14,164
UIL Holdings Corp. (Electric)	665	21,233
Ultratech Stepper, Inc.* (Semiconductors)	380	10,013
UMB Financial Corp. (Banks)	380	15,770
Umpqua Holdings Corp. (Banks)	1,615	18,346
UniFirst Corp. (Textiles)	285	15,632
Unisource Energy Corp. (Electric)	570	20,987
Unisys Corp.* (Computers)	570	11,839
United Bankshares, Inc. (Banks)	760	18,134
United Fire & Casualty Co. (Insurance)	475	8,146
United Natural Foods, Inc.* (Food)	665	27,764
United Online, Inc. (Internet)	1,520	9,074
United Rentals, Inc.* (Commercial Services)	855	19,674
United Stationers, Inc. (Distribution/Wholesale)	570	18,291
Universal American Corp. (Insurance)	475	4,517
Universal Corp. (Agriculture)	380	13,954
Universal Display Corp.* (Electrical Components & Equipment)	570	17,049
Universal Electronics, Inc.* (Home Furnishings)	285	6,672
Universal Forest Products, Inc. (Building Materials)	285	8,399
Universal Health Realty Income Trust (REIT)	190	7,830
Universal Stainless & Alloy Products, Inc.* (Iron/Steel)	95	4,246
Universal Technical Institute, Inc.* (Commercial Services)	380	6,574
Urstadt Biddle Properties - Class A (REIT)	380	6,741
US Airways Group, Inc.* (Airlines)	2,375	14,820
US Ecology, Inc. (Environmental Control)	475	8,023
US Gold Corp.* (Mining)	1,710	10,859
USA Mobility, Inc. (Telecommunications)	475	7,842
USEC, Inc.* (Mining)	1,995	6,803
USG Corp.* (Building Materials)	1,140	12,973
Vail Resorts, Inc. (Entertainment)	570	26,077
Valassis Communications, Inc.* (Commercial Services)	665	17,822
ValueClick, Inc.* (Internet)	1,045	18,873
ValueVision Media, Inc. - Class A* (Advertising)	760	5,692
Vantage Drilling Co.* (Oil & Gas)	3,040	4,955

See notes to the financial statements.

	Shares	Value
Common Stocks, continued
VASCO Data Security International, Inc.* (Internet)	475	$4,598
Vector Group, Ltd. (Agriculture)	1,045	18,298
Veeco Instruments, Inc.* (Semiconductors)	570	22,680
Venoco, Inc.* (Oil & Gas)	380	4,830
Vera Bradley, Inc.* (Retail)	285	10,337
Verint Systems, Inc.* (Software)	380	12,928
Viad Corp. (Commercial Services)	380	7,877
ViaSat, Inc.* (Telecommunications)	570	25,610
Vicor Corp.* (Electrical Components & Equipment)	475	6,683
ViewPoint Financial Group (Savings & Loans)	855	11,132
VirnetX Holding Corp.* (Internet)	570	17,334
ViroPharma, Inc.* (Pharmaceuticals)	1,140	20,611
Virtus Investment Partners, Inc.* (Diversified Financial Services)	95	7,463
Vitamin Shoppe, Inc.* (Retail)	380	16,553
VIVUS, Inc.* (Healthcare - Products)	1,425	11,699
Vocus, Inc.* (Internet)	285	8,142
Volcano Corp.* (Healthcare - Products)	665	20,888
Volterra Semiconductor Corp.* (Semiconductors)	475	12,241
Vonage Holdings Corp.* (Telecommunications)	2,470	9,905
W&T Offshore, Inc. (Oil & Gas)	570	15,447
Wabash National Corp.* (Auto Manufacturers)	1,425	10,702
Walter Investment Management Corp. (REIT)	380	9,192
Washington REIT (REIT)	855	27,377
Washington Trust Bancorp, Inc. (Banks)	380	8,656
Watsco, Inc. (Distribution/Wholesale)	475	28,110
Watts Water Technologies, Inc. - Class A (Electronics)	380	12,741
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	855	6,310
WD-40 Co. (Household Products/Wares)	285	12,483
Web.com Group, Inc.* (Internet)	475	4,128
Websense, Inc.* (Internet)	570	12,928
Webster Financial Corp. (Banks)	855	17,459
Weis Markets, Inc. (Food)	285	11,454
WellCare Health Plans, Inc.* (Healthcare - Services)	570	24,994
Werner Enterprises, Inc. (Transportation)	760	17,898
WesBanco, Inc. (Banks)	855	17,570
West Coast Bancorp* (Banks)	380	6,186
West Pharmaceutical Services, Inc. (Healthcare - Products)	760	33,341
Westamerica Bancorp (Banks)	475	22,292
Western Alliance Bancorp* (Banks)	1,140	8,014
Western Refining, Inc.* (Oil & Gas)	760	15,527
WGL Holdings, Inc. (Gas)	665	25,809
Winn-Dixie Stores, Inc.* (Food)	855	7,678
Winthrop Realty Trust (REIT)	665	7,355
Wintrust Financial Corp. (Banks)	475	16,235
Wolverine World Wide, Inc. (Apparel)	665	25,184
Woodward, Inc. (Electronics)	855	29,497
World Acceptance Corp.* (Diversified Financial Services)	190	12,107
World Fuel Services Corp. (Retail)	1,045	39,323
Worthington Industries, Inc. (Metal Fabricate/Hardware)	950	19,921
Wright Express Corp.* (Commercial Services)	570	28,044
Wright Medical Group, Inc.* (Healthcare - Products)	570	8,915
Xyratex, Ltd.* (Computers)	665	6,337
Zep, Inc. (Chemicals)	380	7,125
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,045	5,685
Zoll Medical Corp.* (Healthcare - Products)	285	19,853
Zoran Corp.* (Semiconductors)	760	6,308
Zumiez, Inc.* (Retail)	285	7,572

TOTAL COMMON STOCKS (Cost $12,424,037)		16,278,194

	Principal Amount	Value
Repurchase Agreements (a)(b) (71.9%)
Repurchase Agreements with various counterparties, rates 0.09% - 0.12%, dated 7/29/11, due 8/1/11, total to be received $36,654,345	$36,654,000	$36,654,000

TOTAL REPURCHASE AGREEMENTS (Cost $36,654,000)		36,654,000

TOTAL INVESTMENT SECURITIES (Cost $49,078,037) — 103.9%		52,932,194
Net other assets (liabilities) — (3.9)%		(1,986,349)

NET ASSETS — 100.0%		$50,945,845

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2011, the aggregate amount held in a segregated account was $9,619,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Index Futures Contract expiring 9/19/11 (Underlying notional amount at value $15,525,900)	195	$246,351

See notes to the financial statements.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$47,835,505	$(199,683)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	22,306,219	(115,261)
		$(314,944)

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2011:

	Value	% of Net Assets
Advertising	$19,490	NM
Aerospace/Defense	219,068	0.4%
Aerospace/Defense Equipment	34,114	0.1%
Agriculture	59,671	0.1%
Airlines	80,315	0.2%
Apparel	282,367	0.6%
Auto Manufacturers	17,214	NM
Auto Parts & Equipment	184,089	0.4%
Banks	941,688	1.9%
Beverages	34,955	0.1%
Biotechnology	338,824	0.7%
Building Materials	124,162	0.3%
Chemicals	347,275	0.7%
Coal	60,740	0.1%
Commercial Services	1,117,821	2.2%
Computers	324,988	0.6%
Cosmetics/Personal Care	14,894	NM
Distribution/Wholesale	174,572	0.3%
Diversified Financial Services	279,019	0.6%
Electric	343,242	0.7%
Electrical Components & Equipment	152,111	0.3%
Electronics	373,839	0.7%
Energy - Alternate Sources	20,287	NM
Engineering & Construction	86,071	0.2%
Entertainment	138,997	0.3%
Environmental Control	124,412	0.3%
Food	273,356	0.5%
Forest Products & Paper	147,386	0.3%
Gas	169,486	0.3%
Hand/Machine Tools	12,440	NM
Healthcare - Products	613,095	1.2%
Healthcare - Services	321,911	0.6%
Holding Companies - Diversified	17,172	NM
Home Builders	55,428	0.1%
Home Furnishings	47,131	0.1%
Household Products/Wares	71,227	0.1%
Housewares	9,665	NM
Insurance	476,026	0.9%
Internet	414,051	0.8%
Investment Companies	140,306	0.3%
Iron/Steel	10,106	NM
Leisure Time	65,341	0.1%
Lodging	51,544	0.1%
Machinery - Construction & Mining	17,822	NM
Machinery - Diversified	270,319	0.5%
Media	116,173	0.2%
Metal Fabricate/Hardware	110,862	0.2%
Mining	263,463	0.5%
Miscellaneous Manufacturing	398,557	0.8%
Office Furnishings	66,446	0.1%
Oil & Gas	655,935	1.3%
Oil & Gas Services	342,090	0.7%
Packaging & Containers	21,859	NM
Pharmaceuticals	438,995	0.9%
Pipelines	13,270	NM
REIT	1,350,990	2.7%
Real Estate	24,777	0.1%
Retail	961,929	1.9%
Savings & Loans	154,603	0.3%
Semiconductors	541,008	1.2%
Software	679,036	1.3%
Storage/Warehousing	12,033	NM
Telecommunications	609,430	1.2%
Textiles	28,579	0.1%
Toys/Games/Hobbies	8,289	NM
Transportation	308,034	0.6%
Trucking & Leasing	44,327	0.1%
Water	49,472	0.1%
Other**	34,667,651	68.0%
Total	$50,945,845	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM Not meaningful, amount is less than 0.05%.
REIT Real Estate Investment Trust

See notes to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
ProFunds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund (the Funds), as of July 31, 2011, and for the year then ended, and have issued our unqualified report thereon dated September 23, 2011 (which report and financial statements are included in Item 1 of this Form N-CSR). Our audit included an audit of the Funds’ schedules of portfolio investments (the Schedules) as of July 31, 2011 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements and financial highlights of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio
September 27, 2011

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)  File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	October 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date	October 5, 2011

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	October 5, 2011

* Print the name and title of each signing officer under his or her signature.